Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Ally Auto Receivables Trust, Series 2024-2,
Class A3, 4.14%, 07/16/29 ........... USD 1,500 $ 1,496,175
American Express Credit Account Master Trust
Series 2023-4, Class A, 5.15%, 09/15/30 .. 1,500 1,542,602
Series 2024-2, Class A, 5.24%, 04/15/31 .. 6,500 6,717,300
Series 2024-3, Class A, 4.65%, 07/15/29 .. 1,360 1,371,030
Series 2025-2, Class A, 4.28%, 04/15/30 .. 1,400 1,403,211
Series 2025-3, Class A, 4.51%, 04/15/32 .. 1,000 1,008,029
Series 2025-4, Class A, 4.30%, 07/15/30 .. 1,500 1,503,929
Series 2025-5, Class A, 4.51%, 07/15/32 .. 1,500 1,510,206
BA Credit Card Trust
Series 2024-A1, Class A, 4.93%, 05/15/29 . 3,640 3,684,052
Series 2025-A1, Class A, 4.31%, 05/15/30 . 1,000 1,003,923
BMW Vehicle Lease Trust, Series 2025-1, Class
A4, 4.49%, 10/25/28 ............... 500 501,249
BMW Vehicle Owner Trust, Series 2025-A,
Class A4, 4.66%, 12/27/32 ........... 500 504,198
Capital One Multi-Asset Execution Trust, Series
2021-A2, Class A2, 1.39%, 07/15/30 ..... 1,000 920,911
Carmax Auto Owner Trust
Series 2025-2, Class A3, 4.48%, 03/15/30 . 800 802,804
Series 2025-2, Class B, 4.96%, 11/15/30 .. 500 505,191
CarMax Auto Owner Trust
Series 2023-1, Class A4, 4.65%, 01/16/29 . 1,500 1,504,417
Series 2024-1, Class A4, 4.94%, 08/15/29 . 1,000 1,011,399
Series 2024-4, Class A3, 4.60%, 10/15/29 . 600 602,467
Series 2024-4, Class A4, 4.64%, 04/15/30 . 860 865,948
Chase Issuance Trust, Series 2025-A1, Class
A, 4.16%, 07/15/30 ................ 750 749,143
Citibank Credit Card Issuance Trust, Series
2007-A3, Class A3, 6.15%, 06/15/39 ..... 1,000 1,090,912
CNH Equipment Trust, Series 2024-C, Class
A3, 4.03%, 01/15/30 ............... 2,000 1,990,616
Drive Auto Receivables Trust
Series 2024-2, Class B, 4.52%, 07/16/29 .. 250 249,512
Series 2024-2, Class C, 4.67%, 05/17/32 .. 450 446,315
Series 2024-2, Class D, 4.94%, 05/17/32 .. 1,000 992,351
Series 2025-1, Class D, 5.41%, 09/15/32 .. 700 704,349
Evergy Metro, Inc., 4.20%, 03/15/48 ....... 450 356,850
Exeter Automobile Receivables Trust
Series 2024-2A, Class B, 5.61%, 04/17/28 . 1,494 1,497,104
Series 2024-2A, Class D, 5.92%, 02/15/30 . 2,000 2,030,883
Series 2025-3A, Class A3, 4.78%, 07/16/29 500 501,691
Series 2025-3A, Class D, 5.57%, 10/15/31 . 400 404,305
First National Master Note Trust, Series 2025-1,
Class A, 4.85%, 02/15/30 ............ 1,500 1,518,786
Ford Credit Auto Owner Trust
Series 2024-B, Class A3, 5.10%, 04/15/29 . 1,000 1,010,674
Series 2024-C, Class A3, 4.07%, 07/15/29 . 3,000 2,988,697
Series 2024-D, Class B, 4.88%, 09/15/30 . 2,000 2,016,200
Ford Credit Floorplan Master Owner Trust A,
Series 2025-1, Class A1, 4.63%, 04/15/30 . 1,550 1,560,575
GM Financial Automobile Leasing Trust, Series
2025-1, Class A3, 4.66%, 02/21/28 ...... 1,300 1,303,547
Gm Financial Consumer Automobile
Receivables Trust, Series 2025-3, Class A4,
4.30%, 09/16/31 .................. 500 499,888
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class A3, 4.66%, 02/16/28 . 3,658 3,659,907
Series 2023-1, Class A4, 4.59%, 07/17/28 . 1,170 1,172,373
Series 2024-1, Class B, 5.16%, 08/16/29 .. 1,155 1,167,716
Series 2024-4, Class A3, 4.40%, 08/16/29 . 1,000 1,001,226
Series 2025-1, Class A4, 4.73%, 08/16/30 . 500 506,019
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-2, Class A3, 4.28%, 04/16/30 . USD 400 $ 400,277
Harley-Davidson Motorcycle Trust, Series 2025-
A, Class A3, 4.67%, 04/15/30 ......... 500 503,555
Honda Auto Receivables Owner Trust, Series
2025-2, Class A3, 4.15%, 10/15/29 ...... 1,100 1,098,481
Hyundai Auto Receivables Trust
Series 2024-A, Class A3, 4.99%, 02/15/29 . 2,000 2,014,104
Series 2025-A, Class A3, 4.32%, 10/15/29 . 1,000 1,001,465
John Deere Owner Trust
Series 2024-A, Class A3, 4.96%, 11/15/28 . 990 996,456
Series 2024-A, Class A4, 4.91%, 02/18/31 . 620 627,902
Series 2024-C, Class A3, 4.06%, 06/15/29 . 2,140 2,131,680
Mercedes-Benz Auto Lease Trust
Series 2024-B, Class A4, 4.22%, 06/17/30 . 5,000 4,984,142
Series 2025-A, Class A4, 4.69%, 02/18/31 . 500 504,786
Mercedes-Benz Auto Receivables Trust, Series
2025-1, Class A3, 4.78%, 12/17/29 ...... 1,500 1,512,439
Nissan Auto Lease Trust, Series 2025-A, Class
A3, 4.75%, 03/15/28 ............... 1,000 1,002,789
Nissan Auto Receivables Owner Trust
Series 2024-B, Class A4, 4.35%, 09/15/31 . 500 500,604
Series 2025-A, Class A3, 4.49%, 12/17/29 . 1,000 1,005,652
Series 2025-A, Class A4, 4.57%, 11/15/30 . 500 504,615
Santander Drive Auto Receivables Trust
Series 2023-1, Class C, 5.09%, 05/15/30 .. 8,530 8,563,481
Series 2024-1, Class B, 5.23%, 12/15/28 .. 430 432,129
Series 2024-3, Class A3, 5.63%, 01/16/29 . 1,000 1,004,646
Series 2025-3, Class C, 4.68%, 09/15/31 .. 500 498,633
Synchrony Card Funding LLC
Series 2024-A1, Class A, 5.04%, 03/15/30 . 4,100 4,139,972
Series 2025-A2, Class A, 4.49%, 05/15/31 . 1,500 1,506,840
Toyota Auto Receivables Owner Trust
Series 2024-D, Class A3, 4.40%, 06/15/29 . 2,000 2,001,966
Series 2025-B, Class A3, 4.34%, 11/15/29 . 200 200,531
Verizon Master Trust
Series 2023-4, Class A1A, 5.16%, 06/20/29 5,060 5,092,797
Series 2024-6, Class A1A, 4.17%, 08/20/30 2,500 2,494,087
Volkswagen Auto Lease Trust, Series 2025-A,
Class A3, 4.50%, 06/20/28 ........... 500 500,960
WF Card Issuance Trust
Series 2024-A1, Class A, 4.94%, 02/15/29 . 1,000 1,009,824
Series 2024-A2, Class A, 4.29%, 10/15/29 . 2,800 2,804,442
Series 2025-A1, Class A, 4.34%, 05/15/30 . 2,000 2,006,955
World Omni Auto Receivables Trust, Series
2025-A, Class A4, 4.86%, 11/15/30 ...... 500 508,298
World Omni Automobile Lease Securitization
Trust, Series 2025-A, Class A3, 4.42%,
04/17/28 ....................... 400 400,613
Total Asset-Backed Securities — 0 .3%
(Cost: $ 109,497,468 ) .............................. 109,833,801
Shares
Shares
Common Stocks
Financial Services — 0.0%
Quincy Health LLC
(a) (b)
................ 489 —
Office REITs — 0.0%
Office Properties Income Trust ........... 3,188 765

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC
(a) (b) (c) (d)
............ 7,599 $ 183,364
Total Common Stocks — 0.0%
(Cost: $ 243,618 ) ................................. 184,129
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(d)
.. USD 545 559,357
Airbus SE
(d)
3.15% , 04/10/27 .................. 1,365 1,341,166
3.95% , 04/10/47 .................. 825 664,244
ATI, Inc.
5.88% , 12/01/27 .................. 353 352,404
4.88% , 10/01/29 .................. 335 325,980
7.25% , 08/15/30 .................. 470 491,392
5.13% , 10/01/31 .................. 382 369,478
Axon Enterprise, Inc.
(d)
6.13% , 03/15/30 .................. 325 332,536
6.25% , 03/15/33 .................. 285 292,264
BAE Systems Finance, Inc., 7.50%, 07/01/27
(d)
655 692,422
BAE Systems Holdings, Inc., 4.75%, 10/07/44
(d)
566 507,452
BAE Systems plc
(d)
5.00% , 03/26/27 .................. 745 751,686
5.13% , 03/26/29 .................. 850 869,886
3.40% , 04/15/30 .................. 415 395,601
1.90% , 02/15/31 .................. 1,250 1,084,281
5.25% , 03/26/31 .................. 395 406,116
5.30% , 03/26/34 .................. 1,385 1,418,681
5.80% , 10/11/41 .................. 480 490,533
3.00% , 09/15/50 .................. 1,100 717,927
5.50% , 03/26/54 .................. 630 618,929
Boeing Co. (The)
2.70% , 02/01/27 .................. 1,119 1,086,734
2.80% , 03/01/27 .................. 300 291,229
5.04% , 05/01/27 .................. 1,997 2,008,579
6.26% , 05/01/27 .................. 1,045 1,071,784
3.25% , 02/01/28 .................. 1,162 1,125,090
3.25% , 03/01/28 .................. 448 433,108
3.45% , 11/01/28 .................. 560 539,301
3.20% , 03/01/29 .................. 1,059 1,008,325
6.30% , 05/01/29 .................. 1,245 1,313,730
2.95% , 02/01/30 .................. 1,185 1,100,209
5.15% , 05/01/30 .................. 3,724 3,782,856
3.63% , 02/01/31 .................. 1,535 1,446,409
6.39% , 05/01/31 .................. 910 979,407
6.13% , 02/15/33 .................. 498 526,381
3.60% , 05/01/34 .................. 884 780,727
6.53% , 05/01/34 .................. 2,340 2,546,312
3.25% , 02/01/35 .................. 798 673,636
6.63% , 02/15/38 .................. 300 324,985
3.55% , 03/01/38 .................. 445 359,438
3.50% , 03/01/39 .................. 495 387,764
6.88% , 03/15/39 .................. 536 586,878
5.88% , 02/15/40 .................. 517 519,699
5.71% , 05/01/40 .................. 2,115 2,099,676
3.38% , 06/15/46 .................. 509 347,026
3.65% , 03/01/47 .................. 340 236,228
3.63% , 03/01/48 .................. 780 539,345
3.85% , 11/01/48 .................. 375 266,848
3.90% , 05/01/49 .................. 1,032 749,840
3.75% , 02/01/50 .................. 1,320 934,258
5.81% , 05/01/50 .................. 4,904 4,723,622
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.86% , 05/01/54 .................. USD 2,540 $ 2,794,717
3.83% , 03/01/59 .................. 460 313,274
3.95% , 08/01/59 .................. 1,040 714,534
5.93% , 05/01/60 .................. 3,235 3,097,579
7.01% , 05/01/64 .................. 1,290 1,425,532
Bombardier, Inc.
(d)
7.13% , 06/15/26 .................. 177 177,535
7.88% , 04/15/27 .................. 174 174,561
6.00% , 02/15/28 .................. 765 768,265
7.50% , 02/01/29 .................. 775 804,866
8.75% , 11/15/30 .................. 775 834,826
7.25% , 07/01/31 .................. 630 657,793
7.00% , 06/01/32
(c)
................. 790 817,586
6.75% , 06/15/33 .................. 280 289,137
7.45% , 05/01/34 .................. 510 553,112
BWX Technologies, Inc.
(d)
4.13% , 06/30/28 .................. 405 391,981
4.13% , 04/15/29 .................. 410 393,655
Czechoslovak Group A/S, 6.50%, 01/10/31
(d)
. 1,000 1,011,939
Efesto Bidco SpA, Series XR, 7.50%,
02/15/32
(d)
..................... 810 829,188
Embraer Netherlands Finance BV
7.00% , 07/28/30
(c) (e)
................ 810 866,438
5.98% , 02/11/35 .................. 205 210,199
GE Capital Funding LLC, 4.55%, 05/15/32 .. 880 875,398
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 865 828,487
General Dynamics Corp.
2.13% , 08/15/26 .................. 780 763,211
3.50% , 04/01/27 .................. 1,235 1,222,287
2.63% , 11/15/27 .................. 420 405,757
3.75% , 05/15/28 .................. 1,525 1,510,372
3.63% , 04/01/30 .................. 1,380 1,340,006
2.25% , 06/01/31 .................. 385 342,807
4.95% , 08/15/35 .................. 250 250,358
4.25% , 04/01/40 .................. 770 688,859
2.85% , 06/01/41 .................. 620 452,085
3.60% , 11/15/42 .................. 410 325,893
4.25% , 04/01/50 .................. 815 679,620
General Electric Co.
4.30% , 07/29/30 .................. 380 378,375
6.75% , 03/15/32 .................. 1,065 1,200,039
4.90% , 01/29/36 .................. 810 807,560
5.88% , 01/14/38 .................. 865 921,754
6.88% , 01/10/39 .................. 415 484,130
4.50% , 03/11/44 .................. 595 526,607
4.35% , 05/01/50 .................. 530 444,518
Goat Holdco LLC, 6.75%, 02/01/32
(d)
...... 790 799,493
HEICO Corp.
5.25% , 08/01/28 .................. 555 565,819
5.35% , 08/01/33 .................. 540 550,403
Hexcel Corp.
4.20% , 02/15/27 .................. 699 691,706
5.88% , 02/26/35 .................. 195 198,744
Howmet Aerospace, Inc.
5.90% , 02/01/27 .................. 742 756,947
6.75% , 01/15/28 .................. 645 677,590
3.00% , 01/15/29 .................. 645 615,482
4.85% , 10/15/31 .................. 210 212,491
5.95% , 02/01/37 .................. 615 652,566
Huntington Ingalls Industries, Inc.
3.48% , 12/01/27 .................. 810 789,713
2.04% , 08/16/28 .................. 735 681,513
5.35% , 01/15/30 .................. 485 495,641
4.20% , 05/01/30 .................. 544 529,445

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
5.75% , 01/15/35 .................. USD 445 $ 457,388
L3Harris Technologies, Inc.
3.85% , 12/15/26 .................. 927 919,361
5.40% , 01/15/27 .................. 1,335 1,351,392
4.40% , 06/15/28 .................. 2,289 2,288,264
5.05% , 06/01/29 .................. 435 443,061
2.90% , 12/15/29 .................. 637 595,543
1.80% , 01/15/31 .................. 1,043 900,825
5.25% , 06/01/31 .................. 570 586,477
5.40% , 07/31/33 .................. 1,370 1,406,421
5.35% , 06/01/34 .................. 455 463,653
4.85% , 04/27/35 .................. 825 805,349
6.15% , 12/15/40 .................. 385 404,294
5.05% , 04/27/45 .................. 353 327,722
5.60% , 07/31/53 .................. 531 517,981
5.50% , 08/15/54 .................. 640 615,783
Leidos, Inc.
4.38% , 05/15/30 .................. 910 893,709
2.30% , 02/15/31 .................. 924 809,325
5.75% , 03/15/33 .................. 708 735,240
Lockheed Martin Corp.
5.10% , 11/15/27 .................. 1,253 1,277,252
4.45% , 05/15/28 .................. 545 548,126
4.15% , 08/15/28 .................. 475 473,846
4.50% , 02/15/29 .................. 745 749,994
1.85% , 06/15/30 .................. 1,004 891,223
4.40% , 08/15/30 .................. 605 603,089
4.70% , 12/15/31 .................. 420 421,835
3.90% , 06/15/32 .................. 885 849,007
5.25% , 01/15/33 .................. 795 819,724
4.75% , 02/15/34 .................. 805 798,033
4.80% , 08/15/34 .................. 785 778,500
3.60% , 03/01/35 .................. 591 532,063
5.00% , 08/15/35 .................. 700 699,770
4.50% , 05/15/36 .................. 776 742,237
Series B , 6.15% , 09/01/36 ............ 725 794,606
5.72% , 06/01/40 .................. 770 796,713
4.07% , 12/15/42 .................. 983 819,387
3.80% , 03/01/45 .................. 1,110 871,204
4.70% , 05/15/46 .................. 1,037 918,618
2.80% , 06/15/50 .................. 1,083 673,255
4.09% , 09/15/52 .................. 1,681 1,312,217
4.15% , 06/15/53 .................. 1,010 793,232
5.70% , 11/15/54 .................. 770 769,290
5.20% , 02/15/55 .................. 715 666,438
4.30% , 06/15/62 .................. 720 559,203
5.90% , 11/15/63 .................. 830 848,034
5.20% , 02/15/64 .................. 390 354,501
Moog, Inc., 4.25%, 12/15/27
(d)
.......... 511 499,671
Northrop Grumman Corp.
3.20% , 02/01/27 .................. 877 861,802
3.25% , 01/15/28 .................. 2,230 2,173,833
4.60% , 02/01/29 .................. 855 862,314
4.40% , 05/01/30 .................. 916 914,570
4.65% , 07/15/30 .................. 715 719,842
4.70% , 03/15/33 .................. 1,160 1,152,856
4.90% , 06/01/34 .................. 680 676,321
5.25% , 07/15/35 .................. 525 533,575
5.15% , 05/01/40 .................. 590 573,298
5.05% , 11/15/40 .................. 488 465,042
4.75% , 06/01/43 .................. 1,202 1,082,009
3.85% , 04/15/45 .................. 1,040 819,288
4.03% , 10/15/47 .................. 2,236 1,773,725
5.25% , 05/01/50 .................. 518 486,371
4.95% , 03/15/53 .................. 780 696,477
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
5.20% , 06/01/54 .................. USD 1,030 $ 954,259
Precision Castparts Corp.
3.90% , 01/15/43 .................. 165 132,965
4.38% , 06/15/45 .................. 600 504,827
Rolls-Royce plc, 5.75%, 10/15/27
(d)
....... 940 961,463
RTX Corp.
2.65% , 11/01/26 .................. 650 636,064
5.75% , 11/08/26 .................. 1,301 1,320,317
3.50% , 03/15/27 .................. 1,367 1,348,062
3.13% , 05/04/27 .................. 1,287 1,259,274
7.20% , 08/15/27 .................. 558 589,100
4.13% , 11/16/28 .................. 2,760 2,740,784
5.75% , 01/15/29 .................. 690 719,951
7.50% , 09/15/29 .................. 755 836,931
2.25% , 07/01/30 .................. 1,217 1,095,689
6.00% , 03/15/31 .................. 1,085 1,159,810
1.90% , 09/01/31 .................. 1,010 862,196
2.38% , 03/15/32 .................. 830 721,780
5.15% , 02/27/33 .................. 1,385 1,414,759
6.10% , 03/15/34 .................. 1,375 1,481,389
5.40% , 05/01/35 .................. 335 344,451
6.05% , 06/01/36 .................. 365 392,000
6.13% , 07/15/38 .................. 540 578,978
4.45% , 11/16/38 .................. 825 756,416
5.70% , 04/15/40 .................. 525 540,080
4.88% , 10/15/40 .................. 715 668,829
4.70% , 12/15/41 .................. 518 470,397
4.50% , 06/01/42 .................. 2,433 2,147,233
4.80% , 12/15/43 .................. 625 563,118
4.15% , 05/15/45 .................. 866 708,757
3.75% , 11/01/46 .................. 1,040 789,719
4.35% , 04/15/47 .................. 875 725,534
4.05% , 05/04/47 .................. 780 617,534
4.63% , 11/16/48 .................. 1,658 1,423,448
3.13% , 07/01/50 .................. 1,292 849,751
2.82% , 09/01/51 .................. 1,080 659,480
3.03% , 03/15/52 .................. 1,165 741,814
5.38% , 02/27/53 .................. 1,349 1,282,285
6.40% , 03/15/54 .................. 1,486 1,621,145
Spirit AeroSystems, Inc.
3.85% , 06/15/26 .................. 300 295,585
4.60% , 06/15/28 .................. 755 742,844
9.38% , 11/30/29
(d)
................. 870 920,170
9.75% , 11/15/30
(d)
................. 1,328 1,462,674
ST Engineering RHQ Ltd., 4.25%, 05/08/30
(e)
. 400 400,608
Textron, Inc.
3.65% , 03/15/27 .................. 557 548,757
3.38% , 03/01/28 .................. 410 398,848
3.90% , 09/17/29 .................. 345 336,228
3.00% , 06/01/30 .................. 582 539,568
2.45% , 03/15/31 .................. 771 683,677
6.10% , 11/15/33 .................. 448 476,762
5.50% , 05/15/35 .................. 495 501,414
TransDigm, Inc.
6.75% , 08/15/28
(d)
................. 2,018 2,059,312
4.63% , 01/15/29 .................. 1,095 1,070,410
6.38% , 03/01/29
(d)
................. 2,550 2,610,277
4.88% , 05/01/29 .................. 826 810,305
6.88% , 12/15/30
(d)
................. 1,360 1,409,448
7.13% , 12/01/31
(d)
................. 885 921,749
6.63% , 03/01/32
(d)
................. 2,126 2,186,854
6.00% , 01/15/33
(d)
................. 1,395 1,402,741
6.38% , 05/31/33
(d)
................. 1,360 1,368,421

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Wolverine Escrow LLC, 8.58%, 11/15/26
(b) (d) (f)
. USD 508 $ —
190,205,572
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc., 4.20%, 04/15/28 470 467,843
FedEx Corp.
3.40% , 02/15/28
(d)
................. 10 9,757
3.10% , 08/05/29
(d)
................. 10 9,425
3.10% , 08/05/29 .................. 1,235 1,168,292
4.25% , 05/15/30 .................. 807 799,081
4.25% , 05/15/30
(d)
................. 24 23,464
2.40% , 05/15/31
(d)
................. 140 122,226
2.40% , 05/15/31
(c)
................. 990 876,236
4.90% , 01/15/34
(d)
................. 45 43,534
3.90% , 02/01/35
(d)
................. 50 44,673
3.25% , 05/15/41
(d)
................. 15 10,713
3.88% , 08/01/42 .................. 395 294,805
3.88% , 08/01/42
(d)
................. 15 11,388
4.10% , 02/01/45
(d)
................. 15 11,393
4.75% , 11/15/45 .................. 1,123 923,645
4.75% , 11/15/45
(d)
................. 55 45,758
4.55% , 04/01/46
(d)
................. 130 105,340
4.40% , 01/15/47
(d)
................. 95 74,421
4.05% , 02/15/48 .................. 688 493,738
4.95% , 10/17/48
(d)
................. 25 21,029
4.95% , 10/17/48
(c)
................. 500 412,282
5.25% , 05/15/50
(c) (d)
................ 170 149,513
5.25% , 05/15/50
(c)
................. 1,356 1,185,443
GXO Logistics, Inc.
6.25% , 05/06/29 .................. 480 499,130
2.65% , 07/15/31 .................. 565 492,971
6.50% , 05/06/34 .................. 500 524,955
Rand Parent LLC, 8.50%, 02/15/30
(c) (d)
..... 795 799,411
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(d)
165 173,246
United Parcel Service, Inc.
2.40% , 11/15/26 .................. 713 696,166
3.05% , 11/15/27 .................. 1,552 1,512,985
3.40% , 03/15/29 .................. 1,010 981,392
2.50% , 09/01/29 .................. 782 729,209
4.45% , 04/01/30 .................. 803 807,986
4.65% , 10/15/30 .................. 475 478,982
4.88% , 03/03/33 .................. 570 576,426
5.15% , 05/22/34 .................. 780 795,619
5.25% , 05/14/35 .................. 390 396,405
6.20% , 01/15/38 .................. 1,320 1,426,533
5.20% , 04/01/40 .................. 595 581,147
4.88% , 11/15/40 .................. 565 527,261
3.63% , 10/01/42 .................. 555 431,656
3.40% , 11/15/46 .................. 595 427,284
3.75% , 11/15/47 .................. 995 747,584
4.25% , 03/15/49 .................. 613 494,196
3.40% , 09/01/49 .................. 894 619,623
5.30% , 04/01/50 .................. 1,352 1,262,749
5.05% , 03/03/53 .................. 985 885,788
5.50% , 05/22/54 .................. 920 882,355
5.95% , 05/14/55 .................. 1,200 1,219,976
5.60% , 05/22/64 .................. 490 466,197
6.05% , 05/14/65 .................. 690 702,163
27,443,394
Automobile Components — 0.1%
Adient Global Holdings Ltd.
(d)
7.00% , 04/15/28 .................. 515 527,196
8.25% , 04/15/31
(c)
................. 540 564,159
7.50% , 02/15/33
(c)
................. 645 657,804
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Allison Transmission, Inc.
(d)
4.75% , 10/01/27 .................. USD 440 $ 435,771
5.88% , 06/01/29 .................. 490 491,973
3.75% , 01/30/31 .................. 970 884,761
American Axle & Manufacturing, Inc.
6.50% , 04/01/27 .................. 500 500,621
6.88% , 07/01/28
(c)
................. 405 403,398
5.00% , 10/01/29
(c)
................. 625 567,313
Aptiv Swiss Holdings Ltd.
4.35% , 03/15/29 .................. 515 509,091
4.65% , 09/13/29 .................. 445 442,486
3.25% , 03/01/32 .................. 730 652,213
5.15% , 09/13/34
(c)
................. 490 473,696
4.40% , 10/01/46 .................. 223 169,157
5.40% , 03/15/49 .................. 454 390,082
3.10% , 12/01/51 .................. 1,590 954,479
4.15% , 05/01/52 .................. 877 630,602
5.75% , 09/13/54 .................. 580 523,519
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.39%), 6.88% ,
12/15/54
(g)
.................... 500 503,132
BorgWarner, Inc.
2.65% , 07/01/27 .................. 798 771,275
4.95% , 08/15/29 .................. 265 267,739
5.40% , 08/15/34 .................. 380 384,061
4.38% , 03/15/45 .................. 250 205,169
Clarios Global LP
(d)
8.50% , 05/15/27 .................. 1,821 1,830,948
6.75% , 05/15/28 .................. 750 767,142
6.75% , 02/15/30 .................. 625 643,351
Cooper-Standard Automotive, Inc., 5.63%,
(5.63% Cash or 10.63% PIK), 05/15/27
(c) (d) (h)
415 357,448
Dana, Inc.
5.38% , 11/15/27 .................. 430 429,730
5.63% , 06/15/28 .................. 405 405,081
4.25% , 09/01/30 .................. 430 423,148
4.50% , 02/15/32
(c)
................. 345 336,183
Denso Corp.
(d)
1.24% , 09/16/26 .................. 560 539,519
4.42% , 09/11/29 .................. 465 461,747
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(c) (d)
.................... 695 552,985
Forvia SE, 8.00%, 06/15/30
(c) (d)
.......... 510 532,027
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(d)
795 826,352
Goodyear Tire & Rubber Co. (The)
4.88% , 03/15/27 .................. 684 680,929
7.00% , 03/15/28 .................. 210 216,945
5.00% , 07/15/29
(c)
................. 845 819,746
6.63% , 07/15/30 .................. 140 142,419
5.25% , 04/30/31 .................. 585 555,905
5.25% , 07/15/31
(c)
................. 605 574,774
5.63% , 04/30/33
(c)
................. 485 454,817
Icahn Enterprises LP
6.25% , 05/15/26 .................. 256 254,419
5.25% , 05/15/27 .................. 1,395 1,359,180
9.75% , 01/15/29 .................. 695 702,739
4.38% , 02/01/29 .................. 771 662,423
10.00% , 11/15/29
(d)
................ 520 526,563
9.00% , 06/15/30 .................. 820 796,084
IHO Verwaltungs GmbH
(d)(h)
6.37% , ( 6.37 % Cash or 7.13 % PIK),
05/15/29 ..................... 440 440,185
7.75% , ( 7.75 % Cash or 8.50 % PIK),
11/15/30 ..................... 530 545,098

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
8.00% , ( 8.00 % Cash or 8.75 % PIK),
11/15/32 ..................... USD 475 $ 488,266
JB Poindexter & Co., Inc., 8.75%, 12/15/31
(d)
. 745 760,758
Lear Corp.
3.80% , 09/15/27 .................. 297 292,314
4.25% , 05/15/29 .................. 750 736,399
3.50% , 05/30/30 .................. 430 405,471
2.60% , 01/15/32 .................. 560 482,546
5.25% , 05/15/49
(c)
................. 775 667,131
3.55% , 01/15/52 .................. 350 224,025
Magna International, Inc.
5.05% , 03/14/29
(c)
................. 610 619,881
2.45% , 06/15/30
(c)
................. 915 830,060
5.50% , 03/21/33 .................. 230 234,886
5.88% , 06/01/35 .................. 55 56,541
Motherson Global Investments BV, 5.63%,
07/11/29
(e)
..................... 400 404,677
Nemak SAB de CV, 3.63%, 06/28/31
(e)
..... 600 508,339
Patrick Industries, Inc.
(d)
4.75% , 05/01/29 .................. 345 334,614
6.38% , 11/01/32 .................. 480 480,084
Phinia, Inc.
(d)
6.75% , 04/15/29 .................. 530 545,505
6.63% , 10/15/32 .................. 455 463,369
Real Hero Merger Sub 2, Inc., 6.25%,
02/01/29
(d)
..................... 629 432,557
Tenneco, Inc., 8.00%, 11/17/28
(d)
........ 1,875 1,861,351
ZF North America Capital, Inc.
(d)
6.88% , 04/14/28 .................. 630 627,221
7.13% , 04/14/30 .................. 485 469,786
6.75% , 04/23/30 .................. 800 760,807
6.88% , 04/23/32 .................. 695 648,612
42,082,784
Automobiles — 0.4%
Aston Martin Capital Holdings Ltd., 10.00%,
03/31/29
(d)
..................... 1,105 1,053,412
BMW Finance NV, 2.85%, 08/14/29
(d)
...... 1,155 1,082,154
BMW US Capital LLC
(d)
1.25% , 08/12/26 .................. 915 884,985
4.65% , 08/13/26 .................. 225 225,259
4.65% , 03/19/27 .................. 400 401,153
3.45% , 04/01/27 .................. 915 900,337
4.90% , 04/02/27 .................. 635 639,452
3.30% , 04/06/27 .................. 490 480,950
4.60% , 08/13/27 .................. 600 601,704
4.75% , 03/21/28 .................. 500 504,088
3.75% , 04/12/28 .................. 815 801,928
5.05% , 08/11/28 .................. 945 959,939
3.95% , 08/14/28 .................. 395 389,472
4.90% , 04/02/29 .................. 920 930,739
3.63% , 04/18/29 .................. 330 319,807
4.65% , 08/13/29 .................. 560 561,355
5.05% , 03/21/30 .................. 325 331,148
4.15% , 04/09/30 .................. 1,005 986,118
2.55% , 04/01/31 .................. 773 687,624
1.95% , 08/12/31 .................. 570 484,604
4.85% , 08/13/31 .................. 660 662,685
3.70% , 04/01/32 .................. 450 419,001
5.15% , 08/11/33
(c)
................. 655 663,054
5.15% , 04/02/34
(c)
................. 585 586,389
5.40% , 03/21/35
(c)
................. 300 303,517
Ford Motor Co.
4.35% , 12/08/26 .................. 1,309 1,300,019
6.63% , 10/01/28 .................. 440 461,114
Security
Par (000)
Par (000) Value
Automobiles (continued)
9.63% , 04/22/30 .................. USD 325 $ 376,514
7.45% , 07/16/31 .................. 1,108 1,203,937
3.25% , 02/12/32 .................. 2,270 1,923,628
6.10% , 08/19/32 .................. 1,630 1,630,374
4.75% , 01/15/43 .................. 1,986 1,538,147
7.40% , 11/01/46 .................. 442 460,188
5.29% , 12/08/46 .................. 1,309 1,069,425
Ford Otomotiv Sanayi A/S, 7.13%, 04/25/29
(e)
. 600 604,918
General Motors Co.
4.20% , 10/01/27 .................. 899 890,787
6.80% , 10/01/27 .................. 1,064 1,106,440
5.35% , 04/15/28
(c)
................. 120 121,972
5.00% , 10/01/28 .................. 861 868,152
5.40% , 10/15/29 .................. 935 956,411
5.63% , 04/15/30 .................. 475 486,835
5.60% , 10/15/32 .................. 955 973,639
5.00% , 04/01/35 .................. 808 766,575
6.25% , 04/15/35 .................. 190 196,392
6.60% , 04/01/36 .................. 1,313 1,387,085
5.15% , 04/01/38 .................. 994 924,812
6.25% , 10/02/43 .................. 1,495 1,483,398
5.20% , 04/01/45 .................. 1,267 1,100,857
6.75% , 04/01/46 .................. 774 807,187
5.40% , 04/01/48
(c)
................. 700 617,868
5.95% , 04/01/49 .................. 905 855,278
Harley-Davidson, Inc., 4.63%, 07/28/45 .... 335 267,826
Honda Motor Co. Ltd.
2.53% , 03/10/27 .................. 1,170 1,135,425
4.44% , 07/08/28 .................. 950 948,843
4.69% , 07/08/30 .................. 950 950,584
2.97% , 03/10/32 .................. 638 570,795
5.34% , 07/08/35 .................. 750 749,839
Hyundai Capital America
1.65% , 09/17/26
(d)
................. 1,140 1,102,272
5.95% , 09/21/26
(d)
................. 600 608,163
2.75% , 09/27/26
(e)
................. 655 640,379
3.50% , 11/02/26
(d)
................. 837 824,478
5.25% , 01/08/27
(d)
................. 1,070 1,078,481
3.00% , 02/10/27
(d)
................. 410 399,403
5.30% , 03/19/27
(d)
................. 755 761,501
4.85% , 03/25/27
(d)
................. 500 501,388
4.88% , 06/23/27
(d)
................. 245 245,996
5.28% , 06/24/27
(d)
................. 675 681,310
4.30% , 09/24/27
(d)
................. 730 724,030
2.38% , 10/15/27
(d)
................. 1,190 1,132,099
4.88% , 11/01/27
(d)
................. 535 536,206
5.00% , 01/07/28
(d)
................. 185 186,224
1.80% , 01/10/28
(d)
................. 1,008 941,818
5.60% , 03/30/28
(d)
................. 880 901,426
2.00% , 06/15/28
(d)
................. 1,200 1,112,930
4.90% , 06/23/28
(d)
................. 475 477,487
5.68% , 06/26/28
(d)
................. 850 870,914
2.10% , 09/15/28
(d)
................. 765 706,872
6.10% , 09/21/28
(d)
................. 870 903,467
5.30% , 01/08/29
(d)
................. 1,000 1,015,721
6.50% , 01/16/29
(d)
................. 625 658,304
5.35% , 03/19/29
(d)
................. 535 544,385
5.30% , 06/24/29
(d)
................. 665 676,391
4.55% , 09/26/29
(d)
................. 585 579,404
5.15% , 03/27/30
(d)
................. 530 535,796
5.80% , 04/01/30
(d)
................. 705 731,202
6.38% , 04/08/30
(d)
................. 810 859,244
5.10% , 06/24/30
(d)
................. 475 479,753
5.70% , 06/26/30
(c) (d)
................ 535 552,720
6.20% , 09/21/30
(d)
................. 541 571,534

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
5.40% , 01/08/31
(d)
................. USD 530 $ 540,926
5.40% , 06/24/31
(d)
................. 810 826,709
4.75% , 09/26/31
(d)
................. 570 564,973
5.40% , 03/29/32
(c) (d)
................ 490 496,454
5.40% , 06/23/32
(d)
................. 220 223,129
Jaguar Land Rover Automotive plc
(d)
4.50% , 10/01/27 .................. 495 486,800
5.88% , 01/15/28
(c)
................. 560 561,946
5.50% , 07/15/29 .................. 485 483,102
Kia Corp.
(e)
1.75% , 10/16/26 .................. 600 579,397
2.75% , 02/14/27 .................. 400 388,710
Mercedes-Benz Finance North America LLC
5.20% , 08/03/26
(d)
................. 735 739,422
4.80% , 11/13/26
(d)
................. 450 452,030
3.45% , 01/06/27
(d)
................. 360 354,782
4.80% , 01/11/27
(d)
................. 955 959,171
4.65% , 04/01/27
(d)
................. 300 300,811
4.75% , 08/01/27
(d)
................. 990 994,989
4.90% , 11/15/27
(d)
................. 685 690,571
5.25% , 11/29/27
(d)
................. 670 681,377
3.75% , 02/22/28
(c) (d)
................ 1,020 1,004,413
4.80% , 03/30/28
(d)
................. 1,000 1,008,994
4.75% , 03/31/28
(d)
................. 300 302,323
5.10% , 08/03/28
(d)
................. 1,045 1,063,219
4.85% , 01/11/29
(d)
................. 915 923,245
4.30% , 02/22/29
(d)
................. 600 595,013
4.80% , 08/01/29
(d)
................. 630 635,314
3.10% , 08/15/29
(d)
................. 618 584,313
5.10% , 11/15/29
(d)
................. 540 549,328
2.63% , 03/10/30
(c) (d)
................ 595 545,520
5.00% , 04/01/30
(c) (d)
................ 300 304,122
8.50% , 01/18/31 .................. 1,203 1,424,555
2.45% , 03/02/31
(d)
................. 180 158,969
5.05% , 08/03/33
(c) (d)
................ 895 895,528
5.00% , 01/11/34
(d)
................. 530 525,853
5.13% , 08/01/34
(d)
................. 565 562,478
5.45% , 04/01/35
(c) (d)
................ 300 303,216
Nissan Motor Acceptance Co. LLC
(d)
6.95% , 09/15/26 .................. 365 370,297
1.85% , 09/16/26 .................. 845 810,599
5.30% , 09/13/27
(c)
................. 715 709,591
2.75% , 03/09/28 .................. 684 633,506
2.45% , 09/15/28 .................. 495 447,349
7.05% , 09/15/28 .................. 870 895,665
5.55% , 09/13/29 .................. 400 390,067
Nissan Motor Co. Ltd.
(d)
4.35% , 09/17/27 .................. 2,470 2,406,073
7.50% , 07/17/30 .................. 745 769,078
4.81% , 09/17/30 .................. 2,343 2,151,380
7.75% , 07/17/32 .................. 455 470,106
8.13% , 07/17/35 .................. 710 745,805
PM General Purchaser LLC, 9.50%,
10/01/28
(c) (d)
.................... 630 489,705
Stellantis Finance US, Inc.
(d)
1.71% , 01/29/27 .................. 1,175 1,120,674
5.63% , 01/12/28
(c)
................. 880 889,811
5.35% , 03/17/28 .................. 200 201,182
5.75% , 03/18/30 .................. 200 200,498
2.69% , 09/15/31 .................. 1,065 898,609
6.38% , 09/12/32
(c)
................. 460 473,293
6.45% , 03/18/35 .................. 200 199,952
Thor Industries, Inc., 4.00%, 10/15/29
(c) (d)
... 510 478,259
Toyota Motor Corp.
4.19% , 06/30/27 .................. 475 474,180
Security
Par (000)
Par (000) Value
Automobiles (continued)
5.12% , 07/13/28 .................. USD 580 $ 593,901
3.67% , 07/20/28 .................. 265 262,367
2.76% , 07/02/29 .................. 950 897,324
4.45% , 06/30/30 .................. 240 239,899
2.36% , 03/25/31 .................. 690 615,962
5.12% , 07/13/33 .................. 390 400,474
5.05% , 06/30/35 .................. 270 270,372
Volkswagen Group of America Finance LLC
(d)
4.90% , 08/14/26 .................. 400 400,017
5.70% , 09/12/26 .................. 690 696,154
3.20% , 09/26/26 .................. 585 574,338
6.00% , 11/16/26 .................. 840 851,760
5.30% , 03/22/27 .................. 800 805,881
4.95% , 03/25/27 .................. 400 400,752
4.35% , 06/08/27 .................. 1,255 1,245,845
4.85% , 08/15/27 .................. 515 515,302
1.63% , 11/24/27 .................. 653 607,998
5.05% , 03/27/28 .................. 400 401,972
5.65% , 09/12/28 .................. 900 921,051
4.75% , 11/13/28 .................. 841 836,754
6.20% , 11/16/28
(c)
................. 410 425,178
5.25% , 03/22/29 .................. 500 505,453
4.60% , 06/08/29 .................. 745 736,047
4.95% , 08/15/29 .................. 935 936,927
5.35% , 03/27/30
(c)
................. 400 405,940
3.75% , 05/13/30 .................. 655 620,567
6.45% , 11/16/30 .................. 570 606,163
5.65% , 03/25/32 .................. 400 404,614
5.90% , 09/12/33 .................. 520 532,348
5.60% , 03/22/34 .................. 545 546,820
5.80% , 03/27/35 .................. 245 245,852
Winnebago Industries, Inc., 6.25%, 07/15/28
(d)
198 196,862
122,775,711
Banks — 4.7%
ABN AMRO Bank NV
(d)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.65%), 6.34% ,
09/18/27
(g)
.................... 800 814,461
4.20% , 07/07/28 .................. 400 398,341
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.78%), 4.99% ,
12/03/28
(g)
.................... 500 504,386
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.47% ,
12/13/29
(g)
.................... 1,085 1,012,213
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 5.52% ,
12/03/35
(g)
.................... 485 491,355
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.32% ,
03/13/37
(g)
.................... 730 641,103
ABQ Finance Ltd., 4.95%, 03/25/30
(e)
...... 400 403,815
Abu Dhabi Commercial Bank PJSC
(e)
3.50% , 03/31/27 .................. 600 589,411
4.50% , 09/14/27 .................. 600 599,794
5.38% , 07/18/28 .................. 600 615,632
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.52%),
8.00%
(g) (i)
..................... 800 846,030
5.50% , 01/12/29 .................. 400 412,803
(1-day SOFR + 1.05%), 5.36% , 02/26/30
(g)
400 403,427
(1-day SOFR + 1.00%), 5.33% , 06/10/30
(g)
200 201,068
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.68%), 5.36% ,
03/10/35
(g)
.................... 400 400,529

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Access Bank plc, 6.13%, 09/21/26
(e)
...... USD 400 $ 397,872
Adib Capital Invest 3 Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.06%), 7.25%
(e) (g) (i)
............... 800 830,648
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28
(e)
... 400 414,538
AFFIN Bank Bhd., 5.11%, 06/04/30
(e)
...... 200 202,085
Agricultural Bank of China Ltd.
(e)
2.00% , 01/18/27 .................. 400 386,642
(SOFR Index + 0.63%), 4.93% , 01/24/27
(g)
600 601,026
2.25% , 03/01/27 .................. 200 193,551
(SOFR Index + 0.52%), 4.82% , 04/25/28
(g)
800 799,873
Ahli United Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.01%), 3.88%
(e) (g) (i)
............... 600 583,699
AIB Group plc
(d)(g)
(1-day SOFR + 2.33%), 6.61% , 09/13/29 . 565 595,939
(1-day SOFR + 1.65%), 5.32% , 05/15/31 . 200 203,375
(SOFR Index + 1.91%), 5.87% , 03/28/35 . 755 776,561
Ajman Senior Sukuk Ltd., 5.13%, 04/30/30
(e)
. 200 200,149
Akbank TAS
(e)
7.50% , 01/20/30 .................. 600 616,272
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.73%), 7.88% ,
09/04/35
(g)
.................... 400 401,081
Al Rajhi Bank, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.89%),
6.38%
(e) (g) (i)
.................... 1,000 1,015,024
Al Rajhi Sukuk Ltd.
(e)
4.75% , 04/05/28 .................. 1,100 1,100,724
5.05% , 03/12/29 .................. 1,000 1,011,096
(6-Year USD Constant Maturity + 1.59%),
6.25%
(g) (i)
..................... 1,400 1,412,586
Alinma Tier 1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.20%), 6.50%
(e) (g) (i)
............... 1,000 1,012,974
AmBank M Bhd., 5.25%, 01/23/30
(e)
....... 200 203,660
ANZ Bank New Zealand Ltd.
(d)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.70%), 5.55% ,
08/11/32 ..................... 470 475,080
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.90% ,
07/10/34 ..................... 490 503,144
ANZ New Zealand International Ltd.
(d)
3.45% , 07/17/27
(c)
................. 769 755,579
3.45% , 01/21/28 .................. 514 503,256
5.36% , 08/14/28 .................. 1,060 1,089,305
2.55% , 02/13/30 .................. 505 464,533
ASB Bank Ltd.
(d)
1.63% , 10/22/26
(c)
................. 505 488,409
5.40% , 11/29/27 .................. 525 536,194
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.25%), 5.28% ,
06/17/32
(g)
.................... 755 758,458
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(g)
................ 80 82,450
AUB Sukuk Ltd., 2.62%, 09/09/26
(e)
....... 600 583,829
Australia & New Zealand Banking Group Ltd.
4.42% , 12/16/26 .................. 585 586,088
4.75% , 01/18/27 .................. 1,335 1,344,360
4.90% , 07/16/27 .................. 835 845,146
3.92% , 09/30/27 .................. 850 844,872
4.36% , 06/18/28 .................. 500 501,872
4.62% , 12/16/29 .................. 750 760,191
6.74% , 12/08/32
(d)
................. 1,120 1,221,664
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.62%), 5.73% ,
09/18/34
(d) (g)
................... USD 785 $ 804,077
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.47%), 5.20% ,
09/30/35
(d) (g)
................... 1,255 1,230,200
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 2.57% ,
11/25/35
(d) (g)
................... 1,705 1,495,982
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 5.82% ,
06/18/36
(d) (g)
................... 200 203,077
BAB Usd At1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.36%), 6.50%
(e) (g) (i)
............... 200 200,002
Banco Bilbao Vizcaya Argentaria SA
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.70%), 6.14% ,
09/14/28
(g)
.................... 545 561,976
5.38% , 03/13/29 .................. 845 868,272
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.88% ,
11/15/34
(g)
.................... 690 788,698
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 6.03% ,
03/13/35
(g)
.................... 795 827,117
Banco Bradesco SA
(c)(e)
4.38% , 03/18/27 .................. 400 397,577
6.50% , 01/22/30 .................. 1,000 1,042,100
Banco BTG Pactual SA
(e)
6.25% , 04/08/29 .................. 400 412,174
5.75% , 01/22/30
(c)
................. 600 601,289
Banco de Chile, 2.99%, 12/09/31
(e)
....... 400 356,367
Banco de Credito del Peru S.A.
(e)
5.85% , 01/11/29
(c)
................. 300 311,100
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.24%), 5.80% ,
03/10/35
(g)
.................... 700 701,888
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.49%), 6.45% ,
07/30/35
(g)
.................... 800 823,099
Banco de Credito del Peru SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.45%), 3.25%, 09/30/31
(c) (e) (g)
.. 800 787,412
Banco de Credito e Inversiones SA
(e)
3.50% , 10/12/27 .................. 600 586,864
2.88% , 10/14/31 .................. 400 357,885
Banco do Brasil SA
(e)
3.25% , 09/30/26 .................. 600 590,074
4.88% , 01/11/29
(c)
................. 400 394,620
6.25% , 04/18/30 .................. 800 820,852
6.00% , 03/18/31
(c)
................. 800 812,010
Banco General SA, 4.13%, 08/07/27
(e)
..... 600 594,957
Banco Inbursa SA Institucion De Banca
Multiple Grupo Financiero Inbursa, 4.38%,
04/11/27
(c) (e)
.................... 600 595,774
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(c) (e)
............... 300 294,519
Banco Nacional de Comercio Exterior SNC,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 2.72%,
08/11/31
(e) (g)
.................... 600 575,615
Banco Nacional de Panama, 2.50%, 08/11/30
(e)
800 678,105
Banco Santander Chile, 3.18%, 10/26/31
(c) (e)
. 500 455,741

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Banco Santander Mexico SA, 5.62%,
12/10/29
(e)
..................... USD 600 $ 614,390
Banco Santander SA
4.25% , 04/11/27 .................. 1,540 1,532,694
5.29% , 08/18/27 .................. 855 866,005
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 1.72% ,
09/14/27
(g)
.................... 1,698 1,642,443
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.65%), 6.53% ,
11/07/27
(g)
.................... 1,000 1,023,023
3.80% , 02/23/28 .................. 1,097 1,076,861
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 5.55% ,
03/14/28
(g)
.................... 1,315 1,333,360
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.18% ,
03/24/28
(g)
.................... 985 977,827
4.38% , 04/12/28 .................. 1,365 1,359,797
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 5.37% ,
07/15/28
(g)
.................... 1,465 1,488,515
5.59% , 08/08/28 .................. 1,465 1,510,693
6.61% , 11/07/28 .................. 880 935,162
3.31% , 06/27/29 .................. 1,133 1,082,002
5.57% , 01/17/30 .................. 420 434,620
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.54% ,
03/14/30
(g)
.................... 1,350 1,388,975
3.49% , 05/28/30 .................. 1,525 1,445,613
2.75% , 12/03/30 .................. 1,270 1,130,990
2.96% , 03/25/31 .................. 700 638,039
5.44% , 07/15/31 .................. 1,270 1,315,962
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 3.23% ,
11/22/32
(g)
.................... 1,075 961,028
6.92% , 08/08/33 .................. 1,870 2,037,068
6.94% , 11/07/33 .................. 1,435 1,623,423
6.35% , 03/14/34 .................. 1,215 1,276,049
6.03% , 01/17/35 .................. 915 962,437
Banco Votorantim SA, 5.88%, 04/08/28
(e)
... 600 609,264
Bangkok Bank PCL
4.30% , 06/15/27
(e)
................. 800 794,337
4.45% , 09/19/28
(e)
................. 500 496,613
5.30% , 09/21/28
(c) (e)
................ 400 406,846
9.03% , 03/15/29
(d)
................. 435 489,019
5.50% , 09/21/33
(e)
................. 1,000 1,025,562
5.65% , 07/05/34
(e)
................. 800 829,206
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.73% ,
09/25/34
(e) (g)
................... 1,300 1,210,840
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.15%), 3.47% ,
09/23/36
(e) (g)
................... 1,200 1,067,962
Bank Bukopin Tbk. PT, 5.66%, 10/30/27
(e)
... 200 199,865
Bank of America Corp.
6.22% , 09/15/26 .................. 810 824,723
4.25% , 10/22/26 .................. 1,883 1,875,771
(1-day SOFR + 1.34%), 5.93% , 09/15/27
(g)
1,805 1,832,152
3.25% , 10/21/27 .................. 2,213 2,167,117
Series L , 4.18% , 11/25/27 ............ 2,370 2,355,748
(3-mo. CME Term SOFR + 1.84%), 3.82% ,
01/20/28
(g)
.................... 2,397 2,370,947
(1-day SOFR + 1.05%), 2.55% , 02/04/28
(g)
2,568 2,494,636
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28
(g)
.................... USD 2,029 $ 2,001,874
(1-day SOFR + 1.58%), 4.38% , 04/27/28
(g)
2,045 2,040,557
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28
(g)
.................... 2,381 2,340,400
(1-day SOFR + 2.04%), 4.95% , 07/22/28
(g)
2,190 2,209,577
(1-day SOFR + 1.99%), 6.20% , 11/10/28
(g)
2,310 2,397,127
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28
(g)
.................... 6,080 5,937,519
Series FIX , (1-day SOFR + 0.83%), 4.98% ,
01/24/29
(g)
.................... 2,835 2,869,145
(3-mo. CME Term SOFR + 1.33%), 3.97% ,
03/05/29
(g)
.................... 2,501 2,469,718
(1-day SOFR + 1.63%), 5.20% , 04/25/29
(g)
3,785 3,854,827
(1-day SOFR + 1.11%), 4.62% , 05/09/29
(g)
2,855 2,866,794
(1-day SOFR + 1.06%), 2.09% , 06/14/29
(g)
2,078 1,944,599
(3-mo. CME Term SOFR + 1.57%), 4.27% ,
07/23/29
(g)
.................... 3,392 3,376,191
(1-day SOFR + 1.57%), 5.82% , 09/15/29
(g)
1,625 1,687,811
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30
(g)
.................... 2,871 2,821,288
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30
(g)
.................... 2,198 2,091,006
(3-mo. CME Term SOFR + 1.45%), 2.88% ,
10/22/30
(g)
.................... 1,702 1,592,554
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31
(g)
.................... 3,490 3,568,864
(3-mo. CME Term SOFR + 1.25%), 2.50% ,
02/13/31
(g)
.................... 3,443 3,143,156
(1-day SOFR + 2.15%), 2.59% , 04/29/31
(g)
3,293 3,010,235
(1-day SOFR + 1.53%), 1.90% , 07/23/31
(g)
2,547 2,236,092
(1-day SOFR + 1.37%), 1.92% , 10/24/31
(g)
2,885 2,518,319
Series N , (1-day SOFR + 1.22%), 2.65% ,
03/11/32
(g)
.................... 2,352 2,107,288
(1-day SOFR + 1.32%), 2.69% , 04/22/32
(g)
4,135 3,707,839
(1-day SOFR + 1.22%), 2.30% , 07/21/32
(g)
3,475 3,024,707
(1-day SOFR + 1.21%), 2.57% , 10/20/32
(g)
3,353 2,953,968
(1-day SOFR + 1.33%), 2.97% , 02/04/33
(g)
3,885 3,476,900
(1-day SOFR + 1.83%), 4.57% , 04/27/33
(g)
3,608 3,549,734
(1-day SOFR + 2.16%), 5.02% , 07/22/33
(g)
4,705 4,750,164
(1-day SOFR + 1.91%), 5.29% , 04/25/34
(g)
4,485 4,566,002
(1-day SOFR + 1.84%), 5.87% , 09/15/34
(g)
3,705 3,901,759
(1-day SOFR + 1.65%), 5.47% , 01/23/35
(g)
4,860 4,983,915
(1-day SOFR + 1.91%), 5.43% , 08/15/35
(g)
2,900 2,901,707
(1-day SOFR + 1.74%), 5.52% , 10/25/35
(g)
2,985 2,988,558
(1-day SOFR + 1.31%), 5.51% , 01/24/36
(g)
2,720 2,786,031
(1-day SOFR + 1.70%), 5.74% , 02/12/36
(g)
2,220 2,258,849
(1-day SOFR + 1.64%), 5.46% , 05/09/36
(g)
2,665 2,723,436
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.48% ,
09/21/36
(g)
.................... 2,069 1,761,365
6.11% , 01/29/37 .................. 2,067 2,172,603
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 3.85% ,
03/08/37
(g)
.................... 2,065 1,893,831
(3-mo. CME Term SOFR + 2.08%), 4.24% ,
04/24/38
(g)
.................... 2,142 1,942,514
7.75% , 05/14/38 .................. 1,530 1,822,950
(3-mo. CME Term SOFR + 1.58%), 4.08% ,
04/23/40
(g)
.................... 1,738 1,503,871
(1-day SOFR + 1.93%), 2.68% , 06/19/41
(g)
5,047 3,594,105
5.88% , 02/07/42 .................. 1,654 1,727,762
(1-day SOFR + 1.58%), 3.31% , 04/22/42
(g)
3,346 2,553,414
5.00% , 01/21/44 .................. 2,205 2,073,822
4.88% , 04/01/44 .................. 655 603,529

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Series L , 4.75% , 04/21/45 ............ USD 623 $ 550,033
(3-mo. CME Term SOFR + 2.25%), 4.44% ,
01/20/48
(g)
.................... 1,969 1,678,009
(3-mo. CME Term SOFR + 1.45%), 3.95% ,
01/23/49
(g)
.................... 1,303 1,016,269
(3-mo. CME Term SOFR + 1.78%), 4.33% ,
03/15/50
(g)
.................... 2,761 2,283,728
(3-mo. CME Term SOFR + 3.41%), 4.08% ,
03/20/51
(g)
.................... 5,327 4,224,360
(1-day SOFR + 1.88%), 2.83% , 10/24/51
(g)
1,135 707,680
Series N , (1-day SOFR + 1.65%), 3.48% ,
03/13/52
(g)
.................... 1,275 908,924
(1-day SOFR + 1.56%), 2.97% , 07/21/52
(g)
2,159 1,390,399
Bank of America NA
5.53% , 08/18/26 .................. 1,765 1,784,106
6.00% , 10/15/36 .................. 1,330 1,409,238
Bank of China Ltd.
(e)
2.38% , 02/24/27 .................. 200 194,175
3.50% , 04/20/27 .................. 200 197,385
(SOFR Index + 0.50%), 4.82% , 06/14/27
(g)
800 799,882
(SOFR Index + 0.55%), 4.85% , 06/26/27
(g)
400 400,225
(SOFR Index + 0.59%), 4.91% , 09/30/27
(g)
200 200,393
(SOFR Index + 0.50%), 4.83% , 03/04/28
(g)
200 200,026
(SOFR Index + 0.50%), 4.80% , 03/19/28
(g)
600 599,976
(SOFR Index + 0.50%), 4.80% , 03/24/28
(g)
200 200,016
3.63% , 04/17/29 .................. 400 390,645
Bank of Communications Co. Ltd., (SOFR Index
+ 0.55%), 4.90%, 08/01/27
(e) (g)
........ 800 800,253
Bank of East Asia Ltd. (The)
(e)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 4.88% ,
04/22/32 ..................... 500 493,382
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 6.75% ,
06/27/34 ..................... 750 766,589
Bank of Ireland Group plc
(d)(g)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.03% ,
09/30/27 ..................... 780 756,169
(1-day SOFR + 1.62%), 5.60% , 03/20/30 . 640 658,998
Bank of Montreal
1.25% , 09/15/26 .................. 1,305 1,260,164
5.27% , 12/11/26 .................. 1,120 1,131,935
2.65% , 03/08/27 .................. 925 901,117
5.37% , 06/04/27
(c)
................. 910 926,503
Series f2f , (1-day SOFR + 0.88%), 4.57% ,
09/10/27
(g)
.................... 400 399,970
Series H , 4.70% , 09/14/27 ........... 1,150 1,157,075
5.20% , 02/01/28 .................. 1,220 1,244,726
5.72% , 09/25/28 .................. 1,385 1,437,516
(SOFR Index + 0.67%), 5.00% , 01/27/29
(g)
650 658,251
(1-day SOFR + 1.25%), 4.64% , 09/10/30
(g)
415 416,671
5.51% , 06/04/31 .................. 1,090 1,135,415
(5-Year USD Swap Semi + 1.43%), 3.80% ,
12/15/32
(g)
.................... 806 783,407
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 3.09% ,
01/10/37
(g)
.................... 925 807,703
Bank of New Zealand
(d)
2.29% , 01/27/27 .................. 530 513,832
4.85% , 02/07/28 .................. 500 505,671
5.08% , 01/30/29 .................. 730 744,639
Bank of Nova Scotia (The)
2.70% , 08/03/26 .................. 1,123 1,104,070
1.30% , 09/15/26 .................. 720 695,576
Security
Par (000)
Par (000) Value
Banks (continued)
5.35% , 12/07/26 .................. USD 1,095 $ 1,107,793
1.95% , 02/02/27 .................. 855 826,790
2.95% , 03/11/27 .................. 759 742,227
5.40% , 06/04/27 .................. 950 969,479
5.25% , 06/12/28 .................. 760 779,678
(1-day SOFR + 1.00%), 4.40% , 09/08/28
(g)
465 464,410
(1-day SOFR + 0.89%), 4.93% , 02/14/29
(g)
725 732,055
5.45% , 08/01/29 .................. 585 605,635
4.85% , 02/01/30 .................. 1,430 1,448,344
(1-day SOFR + 1.07%), 5.13% , 02/14/31
(g)
675 685,762
2.15% , 08/01/31 .................. 1,335 1,162,634
2.45% , 02/02/32 .................. 870 755,749
(1-day SOFR + 1.44%), 4.74% , 11/10/32
(g)
585 583,022
5.65% , 02/01/34 .................. 725 759,428
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.59% ,
05/04/37
(g)
.................... 860 817,276
Bank of the Philippine Islands
(e)
5.25% , 03/26/29 .................. 200 204,829
5.00% , 04/07/30 .................. 200 204,411
5.63% , 04/07/35 .................. 200 205,514
Bank OZK, (3-mo. CME Term SOFR + 2.09%),
2.75%, 10/01/31
(g)
................ 210 189,602
BankUnited, Inc., 5.13%, 06/11/30 ....... 605 598,095
Banque Federative du Credit Mutuel SA
(d)
1.60% , 10/04/26 .................. 920 889,991
5.09% , 01/23/27 .................. 965 973,479
4.75% , 07/13/27 .................. 550 552,891
5.19% , 02/16/28 .................. 860 874,523
5.79% , 07/13/28 .................. 795 823,769
4.59% , 10/16/28 .................. 400 401,109
5.54% , 01/22/30
(c)
................. 455 470,819
Banque Saudi Fransi
(e)
4.75% , 05/31/28 .................. 800 799,752
(6-Year USD Constant Maturity + 2.52%),
6.38%
(g) (i)
..................... 600 597,430
Barclays plc
(1-day SOFR + 1.88%), 6.50% , 09/13/27
(g)
1,240 1,264,598
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 2.28% ,
11/24/27
(g)
.................... 1,620 1,571,483
4.34% , 01/10/28 .................. 1,629 1,619,446
(1-day SOFR + 1.49%), 5.67% , 03/12/28
(g)
840 853,410
4.84% , 05/09/28 .................. 2,038 2,042,469
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 5.50% ,
08/09/28
(g)
.................... 1,695 1,723,450
(1-day SOFR + 1.34%), 4.84% , 09/10/28
(g)
765 768,738
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.39% ,
11/02/28
(g)
.................... 1,405 1,485,661
(1-day SOFR + 0.96%), 5.09% , 02/25/29
(g)
1,570 1,587,251
4.97% , 05/16/29
(g)
................. 1,835 1,850,734
(1-day SOFR + 2.22%), 6.49% , 09/13/29
(g)
1,150 1,210,994
(1-day SOFR + 1.74%), 5.69% , 03/12/30
(g)
1,655 1,707,907
5.09% , 06/20/30
(g)
................. 1,625 1,629,843
(1-day SOFR + 1.56%), 4.94% , 09/10/30
(g)
1,340 1,348,442
(1-day SOFR + 1.23%), 5.37% , 02/25/31
(g)
1,600 1,634,193
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 2.65% ,
06/24/31
(g)
.................... 728 658,891
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.67% ,
03/10/32
(g)
.................... 955 848,405

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 2.89% ,
11/24/32
(g)
.................... USD 1,240 $ 1,097,856
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 5.75% ,
08/09/33
(g)
.................... 905 937,679
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.50%), 7.44% ,
11/02/33
(g)
.................... 1,845 2,093,337
(1-day SOFR + 2.98%), 6.22% , 05/09/34
(g)
1,775 1,884,435
(1-day SOFR + 3.57%), 7.12% , 06/27/34
(g)
1,325 1,453,862
(1-day SOFR + 2.62%), 6.69% , 09/13/34
(g)
1,430 1,560,619
(1-day SOFR + 1.91%), 5.34% , 09/10/35
(g)
2,160 2,149,499
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.90%), 3.56% ,
09/23/35
(g)
.................... 1,165 1,071,524
(1-day SOFR + 1.59%), 5.79% , 02/25/36
(g)
1,600 1,634,873
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.81% ,
03/10/42
(g)
.................... 582 456,551
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 3.33% ,
11/24/42
(g)
.................... 1,245 926,514
5.25% , 08/17/45
(c)
................. 1,785 1,693,981
4.95% , 01/10/47 .................. 1,747 1,579,742
(1-day SOFR + 2.42%), 6.04% , 03/12/55
(g)
715 740,599
BBG Sukuk Ltd., 4.56%, 10/09/29
(e)
....... 600 598,748
BBK BSC, 6.88%, 06/06/29
(e)
........... 400 404,254
BBVA Mexico SA, 5.25%, 09/10/29
(c) (e)
..... 1,000 1,016,583
BNP Paribas SA
(d)
4.63% , 03/13/27 .................. 940 938,133
3.50% , 11/16/27 .................. 690 673,119
(1-day SOFR + 1.23%), 2.59% , 01/20/28
(g)
625 606,787
4.40% , 08/14/28 .................. 1,725 1,717,869
(1-day SOFR + 1.61%), 1.90% , 09/30/28
(g)
2,495 2,353,331
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.13% ,
01/13/29
(g)
.................... 2,310 2,338,507
(1-day SOFR + 1.45%), 4.79% , 05/09/29
(g)
1,000 1,003,800
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.34% ,
06/12/29
(g)
.................... 1,090 1,111,986
(1-day SOFR + 1.22%), 2.16% , 09/15/29
(g)
1,895 1,756,445
(1-day SOFR + 1.52%), 5.18% , 01/09/30
(g)
2,320 2,361,717
(3-mo. CME Term SOFR + 2.83%), 5.20% ,
01/10/30
(g)
.................... 1,388 1,408,645
(1-day SOFR + 1.59%), 5.50% , 05/20/30
(g)
1,005 1,031,319
(1-day SOFR + 1.28%), 5.28% , 11/19/30
(g)
1,200 1,222,404
(1-day SOFR + 1.51%), 3.05% , 01/13/31
(g)
2,215 2,058,579
(1-day SOFR + 1.68%), 5.09% , 05/09/31
(g)
400 403,909
(3-mo. CME Term SOFR + 1.39%), 2.87% ,
04/19/32
(g)
.................... 1,883 1,685,617
(1-day SOFR + 1.62%), 5.79% , 01/13/33
(g)
2,090 2,168,472
(1-day SOFR + 1.56%), 3.13% , 01/20/33
(g)
1,543 1,379,479
(5-Year USD Swap Semi + 1.48%), 4.38% ,
03/01/33
(g)
.................... 1,348 1,322,785
(1-day SOFR + 1.87%), 5.89% , 12/05/34
(g)
1,970 2,069,690
(1-day SOFR + 1.88%), 5.74% , 02/20/35
(c) (g)
1,485 1,536,112
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 2.59% ,
08/12/35
(g)
.................... 1,540 1,360,404
(1-day SOFR + 1.92%), 5.91% , 11/19/35
(g)
1,690 1,717,668
2.82% , 01/26/41 .................. 785 552,725
BOS Funding Ltd.
(e)
7.00% , 03/14/28 .................. 400 416,490
Security
Par (000)
Par (000) Value
Banks (continued)
5.25% , 09/12/29 .................. USD 600 $ 599,279
Boubyan Sukuk Ltd.
(e)
3.39% , 03/29/27 .................. 400 391,013
4.97% , 06/04/30 .................. 400 403,945
Boubyan Tier 1 Sukuk Ltd., (5-Year USD Swap
Semi + 2.90%), 3.95%
(e) (g) (i)
.......... 400 387,275
BPCE SA
3.38% , 12/02/26 .................. 736 727,283
5.20% , 01/18/27
(c) (d)
................ 630 636,494
4.75% , 07/19/27
(d)
................. 1,090 1,096,132
(1-day SOFR + 1.09%), 2.05% , 10/19/27
(d) (g)
900 870,867
(1-day SOFR + 1.98%), 6.61% , 10/19/27
(d) (g)
1,005 1,026,073
3.50% , 10/23/27
(d)
................. 940 917,566
3.25% , 01/11/28
(d)
................. 1,190 1,156,147
5.13% , 01/18/28
(d)
................. 770 781,482
4.63% , 09/12/28
(d)
................. 981 977,075
5.28% , 05/30/29
(d)
................. 900 922,678
2.70% , 10/01/29
(d)
................. 1,176 1,090,741
(1-day SOFR + 2.27%), 6.71% , 10/19/29
(d) (g)
1,120 1,184,348
(1-day SOFR + 1.96%), 5.72% , 01/18/30
(d) (g)
1,185 1,218,428
(1-day SOFR + 1.68%), 5.88% , 01/14/31
(d) (g)
315 326,673
(1-day SOFR + 1.58%), 5.39% , 05/28/31
(d) (g)
1,000 1,018,361
(1-day SOFR + 1.31%), 2.28% , 01/20/32
(d) (g)
1,295 1,123,365
(1-day SOFR + 1.73%), 3.12% , 10/19/32
(d) (g)
1,050 915,127
(1-day SOFR + 2.87%), 5.75% , 07/19/33
(d) (g)
1,340 1,372,424
(1-day SOFR + 2.59%), 7.00% , 10/19/34
(d) (g)
930 1,022,035
(1-day SOFR + 2.79%), 6.51% , 01/18/35
(d) (g)
735 771,045
(1-day SOFR + 1.85%), 5.94% , 05/30/35
(d) (g)
930 954,236
(1-day SOFR + 2.04%), 6.29% , 01/14/36
(d) (g)
1,375 1,445,771
(1-day SOFR + 1.96%), 6.03% , 05/28/36
(d) (g)
1,000 1,033,039
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.65% ,
01/14/37
(d) (g)
................... 1,260 1,114,306
(1-day SOFR + 1.95%), 3.58% , 10/19/42
(d) (g)
830 597,002
(1-day SOFR + 2.61%), 6.92% , 01/14/46
(d) (g)
770 807,009
BSF Finance, 5.50%, 11/23/27
(e)
......... 600 609,247
BSF Sukuk Co. Ltd.
(e)
5.00% , 01/25/29 .................. 800 804,871
5.38% , 01/21/30 .................. 200 204,262
Burgan Bank SAK, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.23%), 2.75%, 12/15/31
(e) (g)
.......... 600 569,986
CaixaBank SA
(d)(g)
(1-day SOFR + 2.08%), 6.68% , 09/13/27 . 695 709,486
(1-day SOFR + 2.70%), 6.21% , 01/18/29 . 745 771,389
(1-day SOFR + 1.14%), 4.63% , 07/03/29 . 600 599,258
(SOFR Index + 1.78%), 5.67% , 03/15/30 . 795 819,806
(1-day SOFR + 1.36%), 4.89% , 07/03/31 . 600 600,952
(1-day SOFR + 2.77%), 6.84% , 09/13/34 . 620 680,627
(1-day SOFR + 2.26%), 6.04% , 06/15/35 . 630 658,472
(1-day SOFR + 1.79%), 5.58% , 07/03/36 . 600 603,348
Canadian Imperial Bank of Commerce
5.93% , 10/02/26 .................. 790 803,045
3.45% , 04/07/27 .................. 770 758,816
5.24% , 06/28/27 .................. 1,340 1,360,480
(1-day SOFR + 0.93%), 4.51% , 09/11/27
(g)
480 479,850
(1-day SOFR + 0.72%), 4.86% , 01/13/28
(g)
685 689,003
5.00% , 04/28/28 .................. 925 940,328
5.99% , 10/03/28 .................. 920 961,436
(1-day SOFR + 1.03%), 4.86% , 03/30/29
(g)
685 690,558
5.26% , 04/08/29 .................. 980 1,005,178
(1-day SOFR + 1.34%), 4.63% , 09/11/30
(g)
725 724,789
(1-day SOFR + 1.11%), 5.25% , 01/13/31
(g)
415 423,525
3.60% , 04/07/32 .................. 930 864,595
6.09% , 10/03/33 .................. 1,125 1,205,712

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Capital One NA
4.65% , 09/13/28 .................. USD 809 $ 812,376
2.70% , 02/06/30 .................. 550 508,085
CBQ Finance Ltd., 5.38%, 03/28/29
(e)
...... 800 819,141
China CITIC Bank International Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.65%), 6.00%, 12/05/33
(e) (g)
... 500 518,376
China Construction Bank Corp.
(e)(g)
(SOFR Index + 0.55%), 4.86% , 07/16/27 . 800 800,780
(SOFR Index + 0.52%), 4.83% , 05/28/28 . 400 400,217
(SOFR Index + 0.60%), 4.91% , 05/28/30 . 400 400,172
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 2.85% ,
01/21/32 ..................... 3,400 3,314,258
China Merchants Bank Co. Ltd., 1.25%,
09/01/26
(e)
..................... 400 386,385
CIMB Bank Bhd., 2.13%, 07/20/27
(e)
...... 400 382,473
Citibank NA
4.93% , 08/06/26 .................. 925 929,444
5.49% , 12/04/26 .................. 1,855 1,879,412
4.58% , 05/29/27 .................. 2,500 2,507,362
(1-day SOFR + 0.71%), 4.88% , 11/19/27
(g)
1,525 1,531,217
5.80% , 09/29/28 .................. 1,715 1,786,078
4.84% , 08/06/29 .................. 2,045 2,078,687
4.91% , 05/29/30 .................. 2,665 2,707,120
5.57% , 04/30/34 .................. 2,495 2,592,373
Citigroup, Inc.
3.20% , 10/21/26 .................. 2,527 2,488,390
4.30% , 11/20/26 .................. 1,253 1,248,334
4.45% , 09/29/27 .................. 2,371 2,364,347
(3-mo. CME Term SOFR + 1.82%), 3.89% ,
01/10/28
(g)
.................... 2,094 2,072,459
6.63% , 01/15/28 .................. 1,051 1,109,070
(1-day SOFR + 1.28%), 3.07% , 02/24/28
(g)
3,245 3,169,402
(1-day SOFR + 1.14%), 4.64% , 05/07/28
(g)
2,240 2,242,111
(1-day SOFR + 1.89%), 4.66% , 05/24/28
(g)
1,215 1,216,840
(3-mo. CME Term SOFR + 1.65%), 3.67% ,
07/24/28
(g)
.................... 2,161 2,125,230
4.13% , 07/25/28 .................. 1,415 1,402,914
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28
(g)
.................... 2,833 2,770,800
(1-day SOFR + 0.87%), 4.79% , 03/04/29
(g)
2,375 2,387,161
(3-mo. CME Term SOFR + 1.45%), 4.08% ,
04/23/29
(g)
.................... 1,869 1,846,601
(1-day SOFR + 1.36%), 5.17% , 02/13/30
(g)
2,430 2,473,965
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30
(g)
.................... 2,035 1,991,593
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(g)
2,520 2,509,741
(1-day SOFR + 1.42%), 2.98% , 11/05/30
(g)
1,724 1,608,967
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(g)
2,165 1,982,678
(1-day SOFR + 3.91%), 4.41% , 03/31/31
(g)
3,493 3,452,468
(1-day SOFR + 1.46%), 4.95% , 05/07/31
(g)
2,195 2,216,072
(1-day SOFR + 2.11%), 2.57% , 06/03/31
(g)
3,760 3,409,676
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(g)
2,264 2,004,303
6.63% , 06/15/32 .................. 1,579 1,719,853
(1-day SOFR + 1.18%), 2.52% , 11/03/32
(g)
2,190 1,910,019
(1-day SOFR + 1.35%), 3.06% , 01/25/33
(g)
2,781 2,489,417
5.88% , 02/22/33 .................. 881 916,545
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(g)
3,355 3,132,703
(1-day SOFR + 2.09%), 4.91% , 05/24/33
(g)
1,940 1,935,643
6.00% , 10/31/33 .................. 1,115 1,172,039
(1-day SOFR + 2.34%), 6.27% , 11/17/33
(g)
2,905 3,129,661
(1-day SOFR + 2.66%), 6.17% , 05/25/34
(g)
2,790 2,918,841
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.28%), 5.59% ,
11/19/34
(g)
.................... USD 795 $ 805,722
(1-day SOFR + 2.06%), 5.83% , 02/13/35
(g)
2,635 2,679,884
(1-day SOFR + 1.45%), 5.45% , 06/11/35
(g)
2,770 2,824,801
(1-day SOFR + 1.83%), 6.02% , 01/24/36
(g)
2,630 2,702,081
(1-day SOFR + 1.47%), 5.33% , 03/27/36
(g)
2,110 2,120,072
6.13% , 08/25/36 .................. 850 886,305
(3-mo. CME Term SOFR + 1.43%), 3.88% ,
01/24/39
(g)
.................... 1,112 955,276
8.13% , 07/15/39 .................. 1,952 2,442,024
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.73%), 5.41% ,
09/19/39
(g)
.................... 405 397,256
(1-day SOFR + 4.55%), 5.32% , 03/26/41
(g)
1,401 1,359,850
5.88% , 01/30/42 .................. 1,239 1,280,800
(1-day SOFR + 1.38%), 2.90% , 11/03/42
(g)
1,397 987,828
6.68% , 09/13/43 .................. 1,090 1,192,185
5.30% , 05/06/44 .................. 1,025 960,185
4.65% , 07/30/45 .................. 1,096 956,049
4.75% , 05/18/46 .................. 2,055 1,770,771
(3-mo. CME Term SOFR + 2.10%), 4.28% ,
04/24/48
(g)
.................... 1,106 908,179
4.65% , 07/23/48 .................. 2,561 2,212,331
(1-day SOFR + 1.75%), 5.61% , 03/04/56
(g)
1,325 1,292,235
Citizens Bank NA, (1-day SOFR + 2.00%),
4.58%, 08/09/28
(g)
................ 520 519,644
Citizens Financial Group, Inc.
(1-day SOFR + 2.01%), 5.84% , 01/23/30
(g)
905 934,347
2.50% , 02/06/30 .................. 660 599,028
3.25% , 04/30/30 .................. 1,310 1,224,237
(1-day SOFR + 1.26%), 5.25% , 03/05/31
(g)
715 723,294
(1-day SOFR + 1.91%), 5.72% , 07/23/32
(g)
910 939,700
2.64% , 09/30/32 .................. 550 462,627
(1-day SOFR + 2.33%), 6.65% , 04/25/35
(g)
660 714,004
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 5.64% ,
05/21/37
(g)
.................... 385 382,767
Comerica Bank, (1-day SOFR + 2.61%), 5.33%,
08/25/33
(g)
..................... 320 311,668
Comerica, Inc.
4.00% , 02/01/29 .................. 1,035 1,011,503
(1-day SOFR + 2.16%), 5.98% , 01/30/30
(g)
815 838,348
Commercial Bank of Dubai PSC
(e)
(6-Year USD Constant Maturity + 5.60%),
6.00%
(g) (i)
..................... 400 399,101
5.32% , 06/14/28 .................. 600 611,392
4.86% , 10/10/29 .................. 400 402,738
Commercial Bank PSQC (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.50%
(e) (g) (i)
......... 400 392,122
Commonwealth Bank of Australia
2.63% , 09/06/26
(d)
................. 855 839,972
4.58% , 11/27/26 .................. 1,030 1,034,250
2.55% , 03/14/27
(d)
................. 1,161 1,130,324
3.15% , 09/19/27
(d)
................. 920 899,698
4.42% , 03/14/28 .................. 750 753,900
3.90% , 03/16/28
(d)
................. 990 983,751
4.61% , 03/14/30
(d)
................. 960 971,260
2.69% , 03/11/31
(d)
................. 1,465 1,304,215
1.88% , 09/15/31
(d)
................. 770 665,998
3.78% , 03/14/32
(d)
................. 1,145 1,060,879
5.84% , 03/13/34
(d)
................. 980 1,010,998

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 3.61% ,
09/12/34
(d) (g)
................... USD 1,395 $ 1,321,584
3.74% , 09/12/39
(d)
................. 1,754 1,422,715
3.31% , 03/11/41
(d)
................. 1,220 903,353
4.32% , 01/10/48
(d)
................. 1,130 904,271
Cooperatieve Rabobank UA
5.50% , 10/05/26 .................. 865 876,150
5.04% , 03/05/27 .................. 755 764,464
4.37% , 05/27/27 .................. 500 501,337
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.73%), 1.98% ,
12/15/27
(d) (g)
................... 1,248 1,204,836
4.88% , 01/21/28 .................. 960 975,486
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.22%), 3.65% ,
04/06/28
(d) (g)
................... 980 965,445
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 4.66% ,
08/22/28
(d) (g)
................... 970 972,001
4.80% , 01/09/29 .................. 390 395,415
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 5.56% ,
02/28/29
(d) (g)
................... 995 1,019,181
4.49% , 10/17/29 .................. 770 773,643
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.12%), 5.45% ,
03/05/30
(c) (d) (g)
.................. 735 755,884
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.92%), 4.99% ,
05/27/31
(d) (g)
................... 500 504,884
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 5.71% ,
01/21/33
(d) (g)
................... 750 781,405
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.42%), 3.76% ,
04/06/33
(d) (g)
................... 370 344,805
5.25% , 05/24/41 .................. 1,797 1,759,580
5.75% , 12/01/43 .................. 1,461 1,459,780
5.25% , 08/04/45 .................. 1,086 1,016,892
Credit Agricole SA
(d)
4.13% , 01/10/27 .................. 1,160 1,153,640
2.02% , 01/11/27
(c)
................. 1,150 1,111,229
5.13% , 03/11/27
(c)
................. 690 698,194
5.30% , 07/12/28 .................. 1,370 1,405,104
(1-day SOFR + 1.21%), 4.63% , 09/11/28
(g)
1,175 1,174,699
(1-day SOFR + 1.13%), 5.23% , 01/09/29
(g)
585 592,622
(1-day SOFR + 1.86%), 6.32% , 10/03/29
(g)
1,165 1,220,669
(1-day SOFR + 1.69%), 5.34% , 01/10/30
(c) (g)
1,265 1,291,877
3.25% , 01/14/30 .................. 1,223 1,136,072
(1-day SOFR + 1.46%), 5.22% , 05/27/31
(g)
500 508,516
(5-Year USD Swap Semi + 1.64%), 4.00% ,
01/10/33
(g)
.................... 1,175 1,143,053
5.51% , 07/05/33 .................. 625 650,745
5.37% , 03/11/34
(c)
................. 980 1,011,297
(1-day SOFR + 2.67%), 6.25% , 01/10/35
(g)
1,340 1,392,047
(1-day SOFR + 1.74%), 5.86% , 01/09/36
(g)
1,435 1,484,855
2.81% , 01/11/41 .................. 1,435 981,903
Dah Sing Bank Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.95%), 3.00%, 11/02/31
(e) (g)
.......... 250 242,305
Danske Bank A/S
(d)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.73%), 1.55% ,
09/10/27
(g)
.................... 470 454,507
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 5.43% ,
03/01/28
(g)
.................... USD 1,035 $ 1,050,043
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 4.30% ,
04/01/28
(g)
.................... 1,330 1,322,935
4.38% , 06/12/28 .................. 355 354,180
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 5.71% ,
03/01/30
(g)
.................... 1,305 1,349,618
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 4.61% ,
10/02/30
(g)
.................... 885 881,051
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.93%), 5.02% ,
03/04/31
(g)
.................... 610 615,264
DBS Group Holdings Ltd., 1.19%, 03/15/27
(d)
. 55 52,356
Deutsche Bank AG, New York, 3.90%,
07/12/47
(d)
..................... 1,485 1,183,433
Development Bank of Kazakhstan JSC, 5.50%,
04/15/27
(e)
..................... 600 605,732
DIB Sukuk Ltd.
(e)
2.74% , 02/16/27 .................. 200 193,762
5.49% , 11/30/27 .................. 1,400 1,423,921
4.80% , 08/16/28 .................. 1,000 1,001,278
5.24% , 03/04/29 .................. 1,000 1,014,028
DIB Tier 1 Sukuk 4 Ltd., (6-Year USD Constant
Maturity + 4.08%), 4.63%
(e) (g) (i)
......... 1,000 985,083
DIB Tier 1 Sukuk 5 Ltd., (6-Year USD Constant
Maturity + 2.25%), 3.38%
(e) (g) (i)
......... 400 385,100
DIB Tier 1 Sukuk 6 Ltd., (6-Year USD Constant
Maturity + 1.33%), 5.25%
(e) (g) (i)
......... 200 197,984
DNB Bank ASA
(d)(g)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.68%), 1.61% ,
03/30/28 ..................... 370 352,499
(1-day SOFR + 1.05%), 4.85% , 11/05/30 . 880 889,825
Doha Finance Ltd.
(e)
5.25% , 03/12/29 .................. 600 607,808
5.25% , 03/05/30 .................. 400 406,443
Dukhan Tier 1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.08%), 3.95%
(e) (g) (i)
............... 400 390,782
Ecobank Transnational, Inc., 10.13%,
10/15/29
(e)
..................... 400 423,793
EI Sukuk Co. Ltd.
(e)
2.08% , 11/02/26 .................. 200 193,072
5.43% , 05/28/29 .................. 800 819,367
5.06% , 03/25/30 .................. 800 807,694
Emirates NBD Bank PJSC
(e)
(6-Year USD Constant Maturity + 3.16%),
4.25%
(g) (i)
..................... 800 775,515
5.63% , 10/21/27 .................. 600 615,521
5.88% , 10/11/28 .................. 800 832,997
(1-day SOFR + 1.40%), 5.70% , 01/31/29
(g)
600 609,440
5.14% , 11/26/29 .................. 200 204,850
(1-day SOFR + 1.10%), 5.40% , 01/22/30
(g)
600 603,951
(6-Year USD Constant Maturity + 1.84%),
6.25%
(g) (i)
..................... 1,000 1,022,223
Fab Sukuk Co. Ltd.
(e)
2.59% , 03/02/27 .................. 400 388,420
4.58% , 01/17/28 .................. 400 401,572
4.78% , 01/23/29 .................. 800 806,735
5.15% , 01/16/30 .................. 400 410,475

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Federation des Caisses Desjardins du
Quebec
(d)
4.55% , 08/23/27 .................. USD 700 $ 701,509
5.70% , 03/14/28 .................. 905 934,363
5.25% , 04/26/29
(c)
................. 1,015 1,040,895
Fifth Third Bancorp
2.55% , 05/05/27 .................. 832 806,673
(1-day SOFR + 0.69%), 1.71% , 11/01/27
(g)
580 559,634
3.95% , 03/14/28 .................. 713 704,396
(1-day SOFR + 1.36%), 4.06% , 04/25/28
(g)
520 516,029
(SOFR Index + 2.19%), 6.36% , 10/27/28
(g)
1,100 1,143,399
(1-day SOFR + 2.34%), 6.34% , 07/27/29
(g)
245 257,531
(SOFR Index + 2.13%), 4.77% , 07/28/30
(g)
890 893,343
(1-day SOFR + 1.49%), 4.90% , 09/06/30
(g)
295 297,545
(1-day SOFR + 1.84%), 5.63% , 01/29/32
(g)
955 989,156
(1-day SOFR + 1.66%), 4.34% , 04/25/33
(g)
395 377,948
8.25% , 03/01/38 .................. 1,210 1,466,895
Fifth Third Bank NA
2.25% , 02/01/27 .................. 655 633,737
(1-day SOFR + 0.81%), 4.97% , 01/28/28
(g)
515 518,111
First Abu Dhabi Bank PJSC
(e)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.14%),
4.50%
(g) (i)
..................... 1,000 989,628
5.13% , 10/13/27 .................. 1,000 1,014,609
4.38% , 04/24/28 .................. 800 798,613
4.77% , 06/06/28 .................. 800 805,414
(1-day SOFR + 1.20%), 5.50% , 01/29/29
(g)
400 400,757
5.00% , 02/28/29 .................. 800 813,460
(1-day SOFR + 1.05%), 5.35% , 07/22/29
(g)
200 201,189
(1-day SOFR + 1.00%), 5.30% , 01/22/30
(g)
600 602,252
(1-day SOFR + 0.97%), 5.28% , 05/27/30
(g)
200 200,619
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 6.32% ,
04/04/34
(g)
.................... 1,000 1,030,554
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.80% ,
01/16/35
(g)
.................... 1,000 1,020,524
First Citizens BancShares, Inc.
(g)
(1-day SOFR + 1.41%), 5.23% , 03/12/31 . 35 35,163
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%), 6.25% ,
03/12/40 ..................... 660 662,817
First Horizon Bank, 5.75%, 05/01/30 ...... 650 663,097
First Horizon Corp., (1-day SOFR + 1.77%),
5.51%, 03/07/31
(g)
................ 25 25,429
First-Citizens Bank & Trust Co., 6.13%,
03/09/28 ...................... 690 713,648
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(g)
..................... 80 80,572
GFH Senior Sukuk Ltd., 7.50%, 11/06/29
(e)
.. 600 598,406
Goldman Sachs Capital I, 6.35%, 02/15/34 .. 1,209 1,264,271
Grupo Aval Ltd., 4.38%, 02/04/30
(e)
....... 1,000 916,340
HBOS plc, 6.00%, 11/01/33
(d)
........... 175 178,353
HDFC Bank Ltd.
(e)
5.20% , 02/15/27 .................. 400 402,589
5.18% , 02/15/29 .................. 400 405,494
HSBC Bank USA NA
5.88% , 11/01/34 .................. 475 501,097
5.63% , 08/15/35 .................. 690 711,545
7.00% , 01/15/39 .................. 845 982,344
HSBC Holdings plc
(1-day SOFR + 1.57%), 5.89% , 08/14/27
(g)
1,965 1,989,189
(1-day SOFR + 1.10%), 2.25% , 11/22/27
(g)
150 145,465
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.81%), 4.04% ,
03/13/28
(g)
.................... USD 2,720 $ 2,694,405
(1-day SOFR + 1.06%), 5.60% , 05/17/28
(g)
1,535 1,559,936
(1-day SOFR + 2.11%), 4.76% , 06/09/28
(g)
2,530 2,535,537
(1-day SOFR + 2.61%), 5.21% , 08/11/28
(g)
2,200 2,225,937
(1-day SOFR + 1.73%), 2.01% , 09/22/28
(g)
1,997 1,891,667
(1-day SOFR + 3.35%), 7.39% , 11/03/28
(g)
2,080 2,199,949
(1-day SOFR + 1.04%), 5.13% , 11/19/28
(g)
1,200 1,212,505
(1-day SOFR + 1.03%), 4.90% , 03/03/29
(g)
1,600 1,609,976
(1-day SOFR + 1.97%), 6.16% , 03/09/29
(g)
2,120 2,197,544
(3-mo. CME Term SOFR + 1.80%), 4.58% ,
06/19/29
(g)
.................... 2,619 2,614,466
(1-day SOFR + 1.29%), 2.21% , 08/17/29
(g)
2,125 1,977,326
(1-day SOFR + 1.46%), 5.55% , 03/04/30
(g)
1,590 1,635,418
4.95% , 03/31/30 .................. 2,440 2,475,651
(3-mo. CME Term SOFR + 1.87%), 3.97% ,
05/22/30
(g)
.................... 3,038 2,956,654
(1-day SOFR + 1.29%), 5.29% , 11/19/30
(g)
1,910 1,950,019
(1-day SOFR + 1.29%), 5.13% , 03/03/31
(g)
1,425 1,443,451
(1-day SOFR + 1.57%), 5.24% , 05/13/31
(g)
2,000 2,035,550
(1-day SOFR + 2.39%), 2.85% , 06/04/31
(g)
1,369 1,253,185
(1-day SOFR + 1.95%), 2.36% , 08/18/31
(g)
1,260 1,120,276
(1-day SOFR + 1.52%), 5.73% , 05/17/32
(g)
1,565 1,623,968
(1-day SOFR + 1.19%), 2.80% , 05/24/32
(g)
3,125 2,780,841
(1-day SOFR + 1.41%), 2.87% , 11/22/32
(g)
1,718 1,521,651
(1-day SOFR + 2.53%), 4.76% , 03/29/33
(g)
1,845 1,803,965
(1-day SOFR + 2.87%), 5.40% , 08/11/33
(g)
2,385 2,442,369
(1-day SOFR + 4.25%), 8.11% , 11/03/33
(g)
1,970 2,280,990
(1-day SOFR + 2.39%), 6.25% , 03/09/34
(g)
2,225 2,378,890
(1-day SOFR + 2.98%), 6.55% , 06/20/34
(g)
1,730 1,836,669
(1-day SOFR + 3.02%), 7.40% , 11/13/34
(g)
1,905 2,129,577
(1-day SOFR + 1.78%), 5.72% , 03/04/35
(g)
1,305 1,355,770
(1-day SOFR + 1.90%), 5.87% , 11/18/35
(g)
1,620 1,645,519
(1-day SOFR + 1.56%), 5.45% , 03/03/36
(g)
1,900 1,910,323
6.50% , 05/02/36 .................. 1,560 1,666,903
(1-day SOFR + 1.88%), 5.79% , 05/13/36
(g)
1,800 1,855,570
6.50% , 09/15/37 .................. 2,770 2,945,177
6.80% , 06/01/38 .................. 1,104 1,200,089
6.10% , 01/14/42 .................. 1,130 1,196,620
(1-day SOFR + 2.65%), 6.33% , 03/09/44
(g)
2,620 2,795,476
5.25% , 03/14/44 .................. 1,670 1,578,355
HSBC USA, Inc.
5.29% , 03/04/27 .................. 1,240 1,257,014
4.65% , 06/03/28 .................. 600 602,812
Huntington Bancshares, Inc.
(1-day SOFR + 1.97%), 4.44% , 08/04/28
(g)
495 493,566
(1-day SOFR + 2.02%), 6.21% , 08/21/29
(g)
720 752,806
2.55% , 02/04/30 .................. 894 817,894
(1-day SOFR + 1.28%), 5.27% , 01/15/31
(g)
645 658,511
(1-day SOFR + 2.05%), 5.02% , 05/17/33
(g)
420 415,043
(SOFR Index + 1.87%), 5.71% , 02/02/35
(g)
1,235 1,262,848
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 2.49% ,
08/15/36
(g)
.................... 697 584,398
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 6.14% ,
11/18/39
(g)
.................... 580 592,880
Huntington National Bank (The)
(1-day SOFR + 0.72%), 4.87% , 04/12/28
(g)
765 768,514
(SOFR Index + 1.65%), 4.55% , 05/17/28
(g)
540 540,232
5.65% , 01/10/30 .................. 555 575,143
ICICI Bank Ltd., 3.80%, 12/14/27
(e)
....... 500 489,499
Industrial & Commercial Bank of China Ltd.
(SOFR Index + 0.60%), 4.90% , 10/25/26
(e) (g)
600 600,779
5.38% , 10/25/26
(e)
................. 600 606,554

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
1.63% , 10/28/26
(e)
................. USD 2,000 $ 1,933,966
(SOFR Index + 0.48%), 4.82% , 05/23/27
(e) (g)
400 399,818
3.54% , 11/08/27 .................. 750 736,505
(SOFR Index + 0.52%), 4.86% , 05/21/28
(e) (g)
600 600,360
Industrial Bank Co. Ltd., (SOFR Index +
0.56%), 4.90%, 08/14/27
(e) (g)
.......... 600 599,882
ING Groep NV
3.95% , 03/29/27 .................. 2,283 2,263,949
(1-day SOFR + 1.56%), 6.08% , 09/11/27
(g)
1,000 1,015,231
(1-day SOFR + 1.83%), 4.02% , 03/28/28
(g)
590 585,093
4.55% , 10/02/28 .................. 1,293 1,295,482
(1-day SOFR + 1.01%), 4.86% , 03/25/29
(g)
625 630,164
4.05% , 04/09/29 .................. 908 894,221
(1-day SOFR + 1.44%), 5.34% , 03/19/30
(g)
995 1,018,753
(SOFR Index + 1.23%), 5.07% , 03/25/31
(g)
600 609,012
(1-day SOFR + 1.32%), 2.73% , 04/01/32
(g)
908 816,648
(1-day SOFR + 2.07%), 4.25% , 03/28/33
(g)
1,111 1,067,536
(1-day SOFR + 2.09%), 6.11% , 09/11/34
(g)
895 949,534
(1-day SOFR + 1.77%), 5.55% , 03/19/35
(g)
1,380 1,406,806
(1-day SOFR + 1.61%), 5.53% , 03/25/36
(g)
1,010 1,028,124
Intercorp Peru Ltd., 3.88%, 08/15/29
(e)
..... 200 188,660
Intesa Sanpaolo SpA
(d)
3.88% , 07/14/27 .................. 374 368,319
3.88% , 01/12/28 .................. 505 494,479
Series XR , 4.00% , 09/23/29 .......... 720 699,812
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20% ,
06/01/32
(c) (g)
................... 746 692,998
6.63% , 06/20/33 .................. 1,150 1,247,872
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.40%), 8.25% ,
11/21/33
(g)
.................... 1,005 1,166,849
7.20% , 11/28/33 .................. 1,485 1,670,138
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95% ,
06/01/42
(g)
.................... 740 608,618
Series XR , 4.70% , 09/23/49
(c)
......... 635 501,970
7.80% , 11/28/53 .................. 1,385 1,656,198
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.90%), 7.78% ,
06/20/54
(g)
.................... 1,516 1,736,308
Itau Unibanco Holding SA, 6.00%, 02/27/30
(c) (e)
1,000 1,024,596
JPMorgan Chase & Co.
2.95% , 10/01/26 .................. 2,276 2,242,206
7.63% , 10/15/26 .................. 1,410 1,463,809
4.13% , 12/15/26 .................. 1,467 1,461,906
8.00% , 04/29/27 .................. 1,023 1,086,492
(1-day SOFR + 0.77%), 1.47% , 09/22/27
(g)
2,095 2,023,638
4.25% , 10/01/27 .................. 1,873 1,874,515
(1-day SOFR + 1.33%), 6.07% , 10/22/27
(g)
2,100 2,138,064
3.63% , 12/01/27 .................. 1,355 1,333,048
(1-day SOFR + 1.19%), 5.04% , 01/23/28
(g)
2,905 2,927,523
(3-mo. CME Term SOFR + 1.60%), 3.78% ,
02/01/28
(g)
.................... 2,419 2,393,875
(1-day SOFR + 1.17%), 2.95% , 02/24/28
(g)
1,440 1,406,539
(1-day SOFR + 0.93%), 5.57% , 04/22/28
(g)
2,650 2,696,782
(1-day SOFR + 1.56%), 4.32% , 04/26/28
(g)
2,575 2,568,095
(3-mo. CME Term SOFR + 1.64%), 3.54% ,
05/01/28
(g)
.................... 2,346 2,308,711
(1-day SOFR + 1.89%), 2.18% , 06/01/28
(g)
1,645 1,580,777
(1-day SOFR + 0.93%), 4.98% , 07/22/28
(g)
2,690 2,715,978
(1-day SOFR + 1.99%), 4.85% , 07/25/28
(g)
2,755 2,776,649
(1-day SOFR + 0.86%), 4.51% , 10/22/28
(g)
1,255 1,255,978
(3-mo. CME Term SOFR + 1.21%), 3.51% ,
01/23/29
(g)
.................... 2,277 2,227,220
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 0.80%), 4.92% , 01/24/29
(g)
USD 2,290 $ 2,314,000
(3-mo. CME Term SOFR + 1.38%), 4.01% ,
04/23/29
(g)
.................... 2,207 2,180,893
(1-day SOFR + 1.02%), 2.07% , 06/01/29
(g)
2,021 1,893,932
(3-mo. CME Term SOFR + 1.52%), 4.20% ,
07/23/29
(g)
.................... 2,545 2,527,818
(1-day SOFR + 1.45%), 5.30% , 07/24/29
(g)
2,385 2,442,158
(1-day SOFR + 1.57%), 6.09% , 10/23/29
(g)
2,360 2,472,258
(3-mo. CME Term SOFR + 1.59%), 4.45% ,
12/05/29
(g)
.................... 2,268 2,265,469
(1-day SOFR + 1.31%), 5.01% , 01/23/30
(g)
2,395 2,434,214
(1-day SOFR + 1.16%), 5.58% , 04/22/30
(g)
2,805 2,907,022
(3-mo. CME Term SOFR + 1.42%), 3.70% ,
05/06/30
(g)
.................... 2,603 2,530,048
(1-day SOFR + 1.75%), 4.57% , 06/14/30
(g)
2,000 2,006,380
(1-day SOFR + 1.13%), 5.00% , 07/22/30
(g)
2,780 2,827,929
8.75% , 09/01/30 .................. 960 1,133,674
(3-mo. CME Term SOFR + 1.51%), 2.74% ,
10/15/30
(g)
.................... 3,717 3,461,256
(1-day SOFR + 1.04%), 4.60% , 10/22/30
(g)
2,565 2,568,479
(1-day SOFR + 1.01%), 5.14% , 01/24/31
(g)
2,610 2,666,424
(3-mo. CME Term SOFR + 3.79%), 4.49% ,
03/24/31
(g)
.................... 2,756 2,747,825
(1-day SOFR + 2.04%), 2.52% , 04/22/31
(g)
2,329 2,127,855
(1-day SOFR + 1.44%), 5.10% , 04/22/31
(g)
2,140 2,188,367
(3-mo. CME Term SOFR + 2.52%), 2.96% ,
05/13/31
(g)
.................... 2,870 2,656,363
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31
(g)
.................... 1,960 1,695,404
(1-day SOFR + 1.07%), 1.95% , 02/04/32
(g)
2,620 2,272,782
(3-mo. CME Term SOFR + 1.25%), 2.58% ,
04/22/32
(g)
.................... 2,885 2,574,895
(1-day SOFR + 1.18%), 2.55% , 11/08/32
(g)
2,905 2,552,711
(1-day SOFR + 1.26%), 2.96% , 01/25/33
(g)
3,305 2,968,239
(1-day SOFR + 1.80%), 4.59% , 04/26/33
(g)
2,590 2,556,667
(1-day SOFR + 2.08%), 4.91% , 07/25/33
(g)
4,320 4,345,986
(1-day SOFR + 2.58%), 5.72% , 09/14/33
(g)
3,465 3,613,857
(1-day SOFR + 1.85%), 5.35% , 06/01/34
(g)
4,223 4,332,947
(1-day SOFR + 1.81%), 6.25% , 10/23/34
(g)
2,790 3,027,556
(1-day SOFR + 1.62%), 5.34% , 01/23/35
(g)
2,785 2,841,527
(1-day SOFR + 1.49%), 5.77% , 04/22/35
(g)
2,530 2,653,644
(1-day SOFR + 1.46%), 5.29% , 07/22/35
(g)
3,460 3,504,291
(1-day SOFR + 1.34%), 4.95% , 10/22/35
(g)
3,160 3,123,310
(1-day SOFR + 1.32%), 5.50% , 01/24/36
(g)
1,870 1,918,214
(1-day SOFR + 1.68%), 5.57% , 04/22/36
(g)
4,465 4,612,206
(1-day SOFR + 1.64%), 5.58% , 07/23/36
(g)
3,295 3,337,598
6.40% , 05/15/38 .................. 2,639 2,932,941
(3-mo. CME Term SOFR + 1.62%), 3.88% ,
07/24/38
(g)
.................... 2,698 2,370,783
5.50% , 10/15/40 .................. 1,397 1,413,352
(3-mo. CME Term SOFR + 2.46%), 3.11% ,
04/22/41
(g)
.................... 1,635 1,248,162
5.60% , 07/15/41 .................. 1,948 1,996,124
(3-mo. CME Term SOFR + 1.51%), 2.53% ,
11/19/41
(g)
.................... 1,840 1,289,234
5.40% , 01/06/42 .................. 1,511 1,506,140
(3-mo. CME Term SOFR + 1.46%), 3.16% ,
04/22/42
(g)
.................... 1,950 1,470,092
5.63% , 08/16/43 .................. 1,347 1,350,263
4.85% , 02/01/44 .................. 1,273 1,174,156
4.95% , 06/01/45 .................. 1,895 1,719,671
(1-day SOFR + 1.55%), 5.53% , 11/29/45
(g)
1,585 1,586,493
(3-mo. CME Term SOFR + 1.84%), 4.26% ,
02/22/48
(g)
.................... 2,198 1,839,516

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.72%), 4.03% ,
07/24/48
(g)
.................... USD 1,672 $ 1,347,147
(3-mo. CME Term SOFR + 1.64%), 3.96% ,
11/15/48
(g)
.................... 3,474 2,762,045
(3-mo. CME Term SOFR + 1.48%), 3.90% ,
01/23/49
(g)
.................... 1,972 1,546,221
(1-day SOFR + 2.44%), 3.11% , 04/22/51
(g)
2,432 1,631,260
(1-day SOFR + 1.58%), 3.33% , 04/22/52
(g)
3,671 2,549,977
Kasikornbank PCL
(e)
5.46% , 03/07/28 .................. 600 609,493
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.34% ,
10/02/31
(g)
.................... 800 779,519
KBC Group NV
(d)(g)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 5.80% ,
01/19/29 ..................... 1,120 1,152,538
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 4.93% ,
10/16/30 ..................... 750 755,012
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.32% ,
09/21/34 ..................... 560 597,268
KEB Hana Bank
(e)
1.25% , 12/16/26 .................. 400 382,987
3.25% , 03/30/27 .................. 600 588,901
5.38% , 04/23/27 .................. 400 406,266
5.75% , 10/24/28 .................. 400 416,019
5.38% , 04/23/29 .................. 400 412,398
KeyBank NA
5.85% , 11/15/27 .................. 1,100 1,130,799
4.39% , 12/14/27 .................. 265 264,545
3.90% , 04/13/29 .................. 434 418,298
4.90% , 08/08/32 .................. 700 681,165
5.00% , 01/26/33 .................. 855 846,591
KeyCorp
2.25% , 04/06/27 .................. 773 743,795
4.10% , 04/30/28 .................. 935 926,917
2.55% , 10/01/29 .................. 880 812,249
(SOFR Index + 1.23%), 5.12% , 04/04/31
(c) (g)
15 15,158
(SOFR Index + 2.06%), 4.79% , 06/01/33
(g)
730 714,754
(SOFR Index + 2.42%), 6.40% , 03/06/35
(g)
1,005 1,073,883
KFH Sukuk Co.
(e)
5.01% , 01/17/29 .................. 1,000 1,008,750
5.38% , 01/14/30 .................. 800 818,708
Kookmin Bank
(e)
2.38% , 02/15/27 .................. 400 387,996
5.38% , 05/08/27 .................. 400 406,495
4.63% , 04/21/28 .................. 400 402,225
4.38% , 05/08/28 .................. 200 199,886
4.50% , 02/01/29 .................. 400 396,619
5.25% , 05/08/29 .................. 200 205,669
4.63% , 05/08/30 .................. 200 201,976
2.50% , 11/04/30 .................. 600 534,631
Lloyds Banking Group plc
3.75% , 01/11/27 .................. 1,333 1,319,265
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.48%), 5.99% ,
08/07/27
(g)
.................... 1,585 1,605,223
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.38%), 5.46% ,
01/05/28
(g)
.................... 1,385 1,400,078
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 3.75% ,
03/18/28
(g)
.................... 895 882,936
Security
Par (000)
Par (000) Value
Banks (continued)
4.38% , 03/22/28 .................. USD 1,928 $ 1,920,396
4.55% , 08/16/28 .................. 923 924,022
3.57% , 11/07/28
(g)
................. 1,739 1,699,036
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 5.09% ,
11/26/28
(g)
.................... 1,210 1,222,943
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 5.87% ,
03/06/29
(g)
.................... 710 731,725
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 4.82% ,
06/13/29
(g)
.................... 800 804,760
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 5.72% ,
06/05/30
(g)
.................... 815 845,428
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 4.98% ,
08/11/33
(g)
.................... 1,255 1,248,717
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.75%), 7.95% ,
11/15/33
(g)
.................... 760 871,880
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 5.68% ,
01/05/35
(g)
.................... 1,985 2,036,555
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.59% ,
11/26/35
(g)
.................... 1,010 1,026,947
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.07% ,
06/13/36
(g)
.................... 800 819,870
5.30% , 12/01/45 .................. 865 806,501
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 3.37% ,
12/14/46
(g)
.................... 1,295 933,116
4.34% , 01/09/48 .................. 1,542 1,229,745
M&T Bank Corp.
(g)
(SOFR Index + 1.78%), 4.55% , 08/16/28 . 695 693,024
(1-day SOFR + 0.93%), 4.83% , 01/16/29 . 465 467,732
(1-day SOFR + 2.80%), 7.41% , 10/30/29 . 690 746,358
(1-day SOFR + 1.40%), 5.18% , 07/08/31 . 590 596,550
(1-day SOFR + 2.26%), 6.08% , 03/13/32 . 375 394,190
(1-day SOFR + 1.85%), 5.05% , 01/27/34 . 760 748,906
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.43%), 5.40% ,
07/30/35 ..................... 225 225,232
(1-day SOFR + 1.61%), 5.39% , 01/16/36 . 835 831,772
Manufacturers & Traders Trust Co.
3.40% , 08/17/27 .................. 760 742,624
4.70% , 01/27/28 .................. 925 930,160
(1-day SOFR + 0.95%), 4.76% , 07/06/28
(g)
500 501,996
MAR Finance LLC, 4.88%, 05/29/30
(e)
..... 200 200,943
Mashreqbank PSC
(e)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.71%), 7.13%
(i)
400 412,602
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.00%), 7.88% ,
02/24/33 ..................... 600 631,689
Metropolitan Bank & Trust Co.
(e)
5.38% , 03/06/29 .................. 600 615,665
5.50% , 03/06/34 .................. 600 614,000
Mitsubishi UFJ Financial Group, Inc.
2.76% , 09/13/26 .................. 687 674,041
3.68% , 02/22/27 .................. 635 628,223
3.29% , 07/25/27 .................. 515 505,127

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.67%), 1.64% ,
10/13/27
(g)
.................... USD 940 $ 907,312
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 2.34% ,
01/19/28
(g)
.................... 1,895 1,835,336
3.96% , 03/02/28 .................. 1,010 1,000,466
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 4.08% ,
04/19/28
(g)
.................... 930 922,387
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 5.02% ,
07/20/28
(g)
.................... 874 882,301
4.05% , 09/11/28 .................. 863 855,581
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 5.35% ,
09/13/28
(g)
.................... 1,150 1,169,101
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.38%), 5.42% ,
02/22/29
(g)
.................... 1,110 1,133,985
3.74% , 03/07/29 .................. 1,606 1,571,958
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 5.24% ,
04/19/29
(g)
.................... 655 667,240
3.20% , 07/18/29 .................. 1,778 1,695,066
2.56% , 02/25/30 .................. 1,126 1,031,704
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 5.26% ,
04/17/30
(g)
.................... 850 869,330
2.05% , 07/17/30 .................. 1,361 1,206,590
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.78%), 5.20% ,
01/16/31
(g)
.................... 710 724,435
Series 8NC7 , (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.53%), 5.48% , 02/22/31
(g)
......... 530 547,102
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.16% ,
04/24/31
(g)
.................... 620 633,086
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 2.31% ,
07/20/32
(g)
.................... 1,795 1,560,999
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.97%), 2.49% ,
10/13/32
(g)
.................... 880 769,001
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.85% ,
01/19/33
(g)
.................... 855 757,878
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 4.32% ,
04/19/33
(g)
.................... 610 588,059
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.13%), 5.13% ,
07/20/33
(g)
.................... 1,485 1,501,404
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.13%), 5.47% ,
09/13/33
(g)
.................... 570 587,300
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.63%), 5.44% ,
02/22/34
(g)
.................... 1,070 1,102,644
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%), 5.41% ,
04/19/34
(g)
.................... 865 889,922
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 5.43% ,
04/17/35
(g)
.................... 1,545 1,575,522
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 5.57% ,
01/16/36
(g)
.................... USD 1,600 $ 1,645,612
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.27%), 5.62% ,
04/24/36
(g)
.................... 1,000 1,033,231
4.29% , 07/26/38
(c)
................. 714 665,712
4.15% , 03/07/39
(c)
................. 845 775,050
3.75% , 07/18/39 .................. 1,720 1,472,150
Mizuho Financial Group, Inc.
2.84% , 09/13/26 .................. 538 528,537
3.66% , 02/28/27 .................. 620 612,388
3.17% , 09/11/27 .................. 1,105 1,077,148
4.02% , 03/05/28 .................. 1,375 1,364,312
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 5.41% ,
09/13/28
(g)
.................... 435 442,552
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.67% ,
05/27/29
(g)
.................... 835 859,535
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.65%), 5.78% ,
07/06/29
(g)
.................... 1,240 1,281,904
(3-mo. CME Term SOFR + 1.53%), 4.25% ,
09/11/29
(g)
.................... 855 847,016
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 3.26% ,
05/22/30
(g)
.................... 565 538,180
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.12%), 5.38% ,
05/26/30
(g)
.................... 810 829,154
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 5.38% ,
07/10/30
(g)
.................... 700 718,415
(3-mo. CME Term SOFR + 1.39%), 3.15% ,
07/16/30
(g)
.................... 809 765,021
(3-mo. CME Term SOFR + 1.57%), 2.87% ,
09/13/30
(g)
.................... 540 503,133
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 5.10% ,
05/13/31
(g)
.................... 400 405,858
(3-mo. CME Term SOFR + 1.33%), 2.59% ,
05/25/31
(g)
.................... 620 562,411
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.65%), 5.74% ,
05/27/31
(g)
.................... 755 785,840
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.92%), 4.71% ,
07/08/31
(g)
.................... 955 953,189
(3-mo. CME Term SOFR + 1.77%), 2.20% ,
07/10/31
(g)
.................... 1,105 980,440
(3-mo. CME Term SOFR + 1.53%), 1.98% ,
09/08/31
(g)
.................... 918 801,011
2.56% , 09/13/31 .................. 1,025 893,641
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.87%), 2.17% ,
05/22/32
(g)
.................... 685 591,903
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 2.26% ,
07/09/32
(g)
.................... 850 734,994
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 5.67% ,
09/13/33
(g)
.................... 590 613,246

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.75% ,
05/27/34
(g)
.................... USD 730 $ 760,250
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 5.75% ,
07/06/34
(g)
.................... 985 1,025,791
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.58% ,
05/26/35
(g)
.................... 935 959,351
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.59% ,
07/10/35
(g)
.................... 855 878,870
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.98%), 5.42% ,
05/13/36
(g)
.................... 400 405,218
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 5.32% ,
07/08/36
(g)
.................... 1,400 1,406,552
Morgan Stanley Bank NA
5.88% , 10/30/26 .................. 1,500 1,527,122
(1-day SOFR + 0.68%), 4.45% , 10/15/27
(g)
2,455 2,451,170
(1-day SOFR + 1.08%), 4.95% , 01/14/28
(g)
2,005 2,016,246
(1-day SOFR + 0.87%), 5.50% , 05/26/28
(g)
1,720 1,750,737
(1-day SOFR + 0.93%), 4.97% , 07/14/28
(g)
1,870 1,888,586
(1-day SOFR + 0.91%), 5.02% , 01/12/29
(g)
2,280 2,308,133
Morgan Stanley Private Bank NA
(g)
(1-day SOFR + 0.77%), 4.47% , 07/06/28 . 1,960 1,958,725
(1-day SOFR + 1.08%), 4.73% , 07/18/31 . 2,515 2,526,084
MUFG Bank Ltd., 4.70%, 03/10/44
(d)
...... 245 218,156
Nanyang Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.10%), 6.00%, 08/06/34
(e) (g)
... 800 815,549
National Australia Bank Ltd.
3.50% , 01/10/27
(d)
................. 1,133 1,121,628
1.89% , 01/12/27
(d)
................. 1,420 1,373,763
3.91% , 06/09/27 .................. 165 163,977
5.09% , 06/11/27 .................. 770 781,392
4.50% , 10/26/27 .................. 815 819,461
4.94% , 01/12/28 .................. 650 661,189
4.31% , 06/13/28 .................. 935 937,287
4.90% , 06/13/28 .................. 920 937,181
4.79% , 01/10/29 .................. 1,045 1,063,230
4.90% , 01/14/30 .................. 765 782,901
4.53% , 06/13/30 .................. 750 755,378
2.33% , 08/21/30
(d)
................. 2,135 1,888,196
2.99% , 05/21/31
(d)
................. 1,015 909,135
6.43% , 01/12/33
(d)
................. 1,235 1,319,730
4.95% , 01/10/34
(c) (d)
................ 810 820,040
5.18% , 06/11/34
(c) (d)
................ 835 859,248
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.88%), 3.93% ,
08/02/34
(d) (g)
................... 1,338 1,284,166
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.90% ,
01/14/36
(d) (g)
................... 815 836,310
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.35% ,
01/12/37
(d) (g)
................... 1,225 1,085,193
2.65% , 01/14/41
(d)
................. 1,230 832,037
National Bank of Canada
(1-day SOFR + 0.80%), 4.95% , 02/01/28
(g)
750 754,080
5.60% , 12/18/28 .................. 995 1,026,887
4.50% , 10/10/29 .................. 465 463,135
National Bank of Ras Al-Khaimah PSC (The),
5.38%, 07/25/29
(e)
................ 600 610,093
Security
Par (000)
Par (000) Value
Banks (continued)
National Securities Clearing Corp.
(d)
4.35% , 05/20/27 .................. USD 250 $ 250,518
5.10% , 11/21/27 .................. 1,240 1,261,245
5.00% , 05/30/28 .................. 610 620,395
4.90% , 06/26/29 .................. 535 544,167
4.70% , 05/20/30 .................. 250 252,739
NatWest Group plc
(g)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 5.58% ,
03/01/28 ..................... 615 624,406
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.07% ,
05/22/28 ..................... 1,199 1,169,096
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.27%), 5.52% ,
09/30/28 ..................... 650 662,292
4.89% , 05/18/29 .................. 1,795 1,809,222
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 5.81% ,
09/13/29 ..................... 715 741,106
5.08% , 01/27/30 .................. 1,729 1,751,413
4.45% , 05/08/30 .................. 1,400 1,389,579
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.22%), 4.96% ,
08/15/30 ..................... 1,485 1,500,619
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 5.12% ,
05/23/31 ..................... 1,000 1,015,145
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.02% ,
03/02/34 ..................... 770 812,956
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 6.48% ,
06/01/34 ..................... 550 573,923
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.78% ,
03/01/35 ..................... 1,430 1,482,942
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.35%), 3.03% ,
11/28/35 ..................... 1,025 924,000
NatWest Markets plc
(d)
1.60% , 09/29/26 .................. 1,045 1,011,084
5.42% , 05/17/27 .................. 795 809,245
4.79% , 03/21/28 .................. 500 504,676
5.41% , 05/17/29 .................. 1,445 1,487,616
5.02% , 03/21/30 .................. 600 609,676
NBK SPC Ltd.
(e)(g)
(1-day SOFR + 1.05%), 1.63% , 09/15/27 . 1,000 965,186
(1-day SOFR + 1.16%), 5.50% , 06/06/30 . 600 616,523
NBK Tier 1 Ltd., (6-Year USD Constant Maturity
+ 2.88%), 3.63%
(e) (g) (i)
.............. 600 584,039
NCB Tier 1 Sukuk Ltd., (6-Year USD Constant
Maturity + 2.89%), 3.50%
(e) (g) (i)
......... 1,200 1,166,858
Nordea Bank Abp
(d)
1.50% , 09/30/26 .................. 790 763,928
5.00% , 03/19/27 .................. 865 874,554
5.38% , 09/22/27 .................. 1,310 1,334,418
4.38% , 09/10/29
(c)
................. 770 770,631
(5-Year USD Swap Semi + 1.69%), 4.63% ,
09/13/33
(g)
.................... 413 408,239
Norinchukin Bank (The)
(d)
1.28% , 09/22/26
(c)
................. 1,410 1,356,033
4.87% , 09/14/27
(c)
................. 1,235 1,237,717
5.43% , 03/09/28
(c)
................. 1,060 1,077,587
5.09% , 10/16/29 .................. 660 666,143

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
2.08% , 09/22/31 .................. USD 1,630 $ 1,380,343
5.07% , 09/14/32 .................. 340 335,560
OTP Bank Nyrt.
(e)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.06%), 8.75% ,
05/15/33 ..................... 600 644,487
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.86%), 7.30% ,
07/30/35 ..................... 800 832,048
Oversea-Chinese Banking Corp. Ltd.
(e)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.58%), 4.60% ,
06/15/32 ..................... 600 599,089
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.03%), 5.52% ,
05/21/34 ..................... 600 618,839
Philippine National Bank, 4.85%, 10/23/29
(e)
. 200 199,979
PNC Bank NA
3.10% , 10/25/27 .................. 990 962,857
3.25% , 01/22/28 .................. 911 888,501
(1-day SOFR + 0.73%), 4.43% , 07/21/28
(g)
1,000 999,861
4.05% , 07/26/28 .................. 1,205 1,192,969
2.70% , 10/22/29 .................. 893 829,987
PNC Financial Services Group, Inc. (The)
1.15% , 08/13/26 .................. 685 662,843
3.15% , 05/19/27 .................. 894 875,535
(SOFR Index + 1.73%), 6.62% , 10/20/27
(g)
1,130 1,156,775
(1-day SOFR + 1.34%), 5.30% , 01/21/28
(g)
1,130 1,143,227
(1-day SOFR + 1.62%), 5.35% , 12/02/28
(g)
955 974,561
3.45% , 04/23/29 .................. 1,685 1,634,810
(1-day SOFR + 1.84%), 5.58% , 06/12/29
(g)
2,137 2,202,931
2.55% , 01/22/30 .................. 2,093 1,934,438
(1-day SOFR + 1.20%), 5.49% , 05/14/30
(g)
1,660 1,716,400
(1-day SOFR + 1.07%), 5.22% , 01/29/31
(g)
1,045 1,071,005
(1-day SOFR + 1.33%), 4.90% , 05/13/31
(g)
1,185 1,197,918
(1-day SOFR + 0.98%), 2.31% , 04/23/32
(g)
1,100 964,210
(1-day SOFR + 1.26%), 4.81% , 10/21/32
(g)
1,135 1,133,949
(SOFR Index + 1.85%), 4.63% , 06/06/33
(g)
1,005 979,330
(SOFR Index + 2.14%), 6.04% , 10/28/33
(g)
1,535 1,630,495
(1-day SOFR + 1.93%), 5.07% , 01/24/34
(g)
1,400 1,403,228
(1-day SOFR + 1.95%), 5.94% , 08/18/34
(g)
880 927,347
(1-day SOFR + 2.28%), 6.88% , 10/20/34
(g)
2,220 2,479,472
(1-day SOFR + 1.90%), 5.68% , 01/22/35
(g)
1,170 1,212,102
(1-day SOFR + 1.60%), 5.40% , 07/23/35
(g)
1,490 1,515,847
(1-day SOFR + 1.39%), 5.58% , 01/29/36
(g)
1,295 1,328,538
(1-day SOFR + 1.42%), 5.37% , 07/21/36
(g)
1,730 1,747,291
Provident Financing Trust I, 7.41%, 03/15/38 . 205 219,070
QIB Sukuk Ltd.
(e)
5.58% , 11/22/28 .................. 1,200 1,238,239
4.49% , 09/17/29 .................. 400 398,062
4.80% , 06/12/30 .................. 200 200,673
QIIB Senior Oryx Ltd., 5.25%, 01/24/29
(e)
... 800 813,474
QNB Bank A/S, 7.25%, 05/21/29
(e)
....... 400 416,216
QNB Finance Ltd.
2.75% , 02/12/27
(e)
................. 1,000 972,241
4.88% , 01/30/29
(e)
................. 1,000 1,010,594
(1-day SOFR + 1.20%), 5.52% , 04/02/29
(g)
1,000 1,011,940
(1-day SOFR + 1.05%), 5.38% , 03/04/30
(e) (g)
400 401,388
Regions Bank, 6.45%, 06/26/37 ......... 495 524,463
Regions Financial Corp.
1.80% , 08/12/28 .................. 745 688,859
(1-day SOFR + 1.49%), 5.72% , 06/06/30
(g)
590 609,435
(1-day SOFR + 2.06%), 5.50% , 09/06/35
(g)
860 867,179
7.38% , 12/10/37 .................. 462 520,003
Security
Par (000)
Par (000) Value
Banks (continued)
Riyad T1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.91%), 5.50%
(e) (g) (i)
............... USD 400 $ 390,895
Riyad Tier 1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.17%), 4.00%
(e) (g) (i)
............... 1,000 961,458
Rizal Commercial Banking Corp.
(e)
5.50% , 01/18/29 .................. 600 611,664
5.38% , 01/29/30 .................. 200 203,181
Royal Bank of Canada
1.40% , 11/02/26 .................. 790 762,040
4.88% , 01/19/27 .................. 1,035 1,042,906
Series FXD , 2.05% , 01/21/27 .......... 630 610,113
3.63% , 05/04/27 .................. 1,175 1,161,574
4.24% , 08/03/27 .................. 1,715 1,711,309
(SOFR Index + 0.72%), 4.51% , 10/18/27
(g)
890 889,125
6.00% , 11/01/27 .................. 1,525 1,576,637
4.90% , 01/12/28 .................. 1,050 1,064,592
(SOFR Index + 0.81%), 4.72% , 03/27/28
(g)
1,430 1,437,047
5.20% , 08/01/28 .................. 1,170 1,198,782
(SOFR Index + 0.86%), 4.52% , 10/18/28
(g)
725 725,133
(1-day SOFR + 0.83%), 4.97% , 01/24/29
(g)
1,485 1,501,625
4.95% , 02/01/29 .................. 1,220 1,245,924
(1-day SOFR + 0.89%), 4.50% , 08/06/29
(g)
1,175 1,175,763
(1-day SOFR + 1.10%), 4.97% , 08/02/30
(g)
1,440 1,457,994
(SOFR Index + 1.08%), 4.65% , 10/18/30
(g)
1,705 1,704,925
(1-day SOFR + 1.03%), 5.15% , 02/04/31
(g)
1,680 1,712,546
(SOFR Index + 1.13%), 4.97% , 05/02/31
(g)
1,330 1,347,414
(1-day SOFR + 1.06%), 4.70% , 08/06/31
(g)
950 950,819
2.30% , 11/03/31 .................. 1,543 1,350,212
3.88% , 05/04/32 .................. 683 651,308
5.00% , 02/01/33 .................. 1,625 1,653,246
5.00% , 05/02/33 .................. 830 841,349
5.15% , 02/01/34 .................. 1,540 1,574,290
SAB AT1 Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.30%),
6.50%
(e) (g) (i)
.................... 600 607,745
Saib Tier 1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.09%), 6.38%
(e) (g) (i)
............... 600 606,428
Santander Holdings USA, Inc.
3.24% , 10/05/26 .................. 721 709,149
4.40% , 07/13/27 .................. 1,233 1,231,242
(1-day SOFR + 1.25%), 2.49% , 01/06/28
(g)
1,065 1,031,879
(1-day SOFR + 2.36%), 6.50% , 03/09/29
(g)
1,105 1,150,705
(1-day SOFR + 1.61%), 5.47% , 03/20/29
(g)
630 640,722
(1-day SOFR + 2.70%), 6.57% , 06/12/29
(g)
681 712,321
(1-day SOFR + 2.50%), 6.17% , 01/09/30
(g)
1,150 1,198,388
(1-day SOFR + 1.94%), 5.35% , 09/06/30
(g)
530 539,468
(1-day SOFR + 1.88%), 5.74% , 03/20/31
(g)
800 822,916
(1-day SOFR + 3.28%), 7.66% , 11/09/31
(g)
765 853,358
(1-day SOFR + 2.14%), 6.34% , 05/31/35
(c) (g)
575 603,319
Santander UK Group Holdings plc
(g)
(1-day SOFR + 1.22%), 2.47% , 01/11/28 . 1,065 1,030,968
3.82% , 11/03/28 .................. 775 758,910
(1-day SOFR + 2.60%), 6.53% , 01/10/29 . 1,345 1,399,920
(SOFR Index + 1.55%), 4.86% , 09/11/30 . 1,145 1,145,158
(SOFR Index + 1.52%), 5.69% , 04/15/31 . 670 693,003
(1-day SOFR + 1.48%), 2.90% , 03/15/32 . 635 569,841
Security Bank Corp., 5.50%, 05/14/29
(e)
.... 400 409,955
Shanghai Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 6.38%, 02/28/33
(e) (g)
... 250 254,997
Shinhan Bank Co. Ltd.
(e)
1.38% , 10/21/26 .................. 600 578,511

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
4.50% , 03/26/28 .................. USD 600 $ 595,028
4.50% , 04/12/28 .................. 400 400,620
(1-day SOFR + 1.08%), 5.38% , 10/26/28
(g)
600 608,070
4.00% , 04/23/29 .................. 400 388,625
4.63% , 05/13/30 .................. 400 404,244
4.38% , 04/13/32 .................. 400 382,593
5.75% , 04/15/34 .................. 600 614,664
Shinhan Card Co. Ltd.
(e)
2.50% , 01/27/27 .................. 400 387,313
5.50% , 03/12/29 .................. 400 409,569
Shinhan Financial Group Co. Ltd., 5.00%,
07/24/28
(e)
..................... 600 607,047
Siam Commercial Bank PCL, 4.40%, 02/11/29
(e)
400 395,567
SIB Sukuk Co. III Ltd.
(e)
5.25% , 07/03/29 .................. 600 609,031
5.20% , 02/26/30 .................. 400 405,403
Skandinaviska Enskilda Banken AB
(d)
1.20% , 09/09/26 .................. 280 270,610
5.13% , 03/05/27 .................. 910 921,145
5.38% , 03/05/29 .................. 750 770,119
SNB Funding Ltd.
(e)
2.90% , 01/29/27 .................. 600 583,683
(1-day SOFR + 1.20%), 5.49% , 07/11/29
(g)
600 601,002
(1-day SOFR + 1.20%), 5.52% , 03/17/30
(g)
600 601,118
SNB Sukuk Ltd.
(e)
2.34% , 01/19/27 .................. 600 579,677
5.13% , 02/27/29 .................. 800 810,175
Societe Generale SA
(d)
4.25% , 08/19/26 .................. 695 690,407
4.00% , 01/12/27
(c)
................. 1,230 1,217,909
5.25% , 02/19/27 .................. 200 201,428
4.68% , 06/15/27 .................. 805 808,986
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 2.80% ,
01/19/28
(g)
.................... 1,100 1,068,640
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.52% ,
01/19/28
(g)
.................... 685 691,712
4.75% , 09/14/28 .................. 789 791,357
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 6.45% ,
01/10/29
(g)
.................... 1,430 1,483,512
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.50% ,
04/13/29
(g)
.................... 200 203,292
(1-day SOFR + 1.42%), 5.25% , 05/22/29
(g)
1,000 1,010,868
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 5.63% ,
01/19/30
(g)
.................... 830 848,847
3.00% , 01/22/30 .................. 1,200 1,112,092
(1-day SOFR + 1.65%), 5.51% , 05/22/31
(g)
1,000 1,019,958
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 2.89% ,
06/09/32
(g)
.................... 1,165 1,030,583
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 3.34% ,
01/21/33
(g)
.................... 840 748,000
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.10% ,
04/13/33
(g)
.................... 1,000 1,042,198
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.20%), 6.22% ,
06/15/33
(c) (g)
................... 1,465 1,519,039
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.95%), 6.69% ,
01/10/34
(g)
.................... USD 1,380 $ 1,479,291
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.07% ,
01/19/35
(g)
.................... 920 949,668
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 3.65% ,
07/08/35
(g)
.................... 540 495,985
3.63% , 03/01/41 .................. 985 709,406
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 4.03% ,
01/21/43
(g)
.................... 910 681,243
5.63% , 11/24/45 .................. 555 497,625
7.37% , 01/10/53
(c)
................. 885 942,146
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.95%), 7.13% ,
01/19/55
(g)
.................... 1,115 1,156,264
Standard Chartered plc
(d)
4.30% , 02/19/27 .................. 1,524 1,511,380
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.18%), 2.61% ,
01/12/28
(g)
.................... 1,420 1,379,278
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.85%), 6.75% ,
02/08/28
(g)
.................... 345 355,114
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 5.69% ,
05/14/28
(g)
.................... 1,070 1,088,051
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.45%), 7.77% ,
11/16/28
(g)
.................... 955 1,017,404
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.30% ,
01/09/29
(g)
.................... 985 1,021,295
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 5.55% ,
01/21/29
(g)
.................... 400 407,998
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 7.02% ,
02/08/30
(g)
.................... 675 724,392
4.31% , 05/21/30
(g)
................. 820 806,689
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.15%), 5.01% ,
10/15/30
(g)
.................... 930 940,756
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.85%), 4.64% ,
04/01/31
(g)
.................... 1,290 1,277,657
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 5.24% ,
05/13/31
(g)
.................... 900 913,343
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.68% ,
06/29/32
(g)
.................... 1,080 950,229
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.60% ,
01/12/33
(g)
.................... 965 876,715
(5-Year USD Swap Rate + 1.97%), 4.87% ,
03/15/33
(g)
.................... 463 461,594
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.58%), 6.30% ,
07/06/34
(g)
.................... 760 811,194
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.10% ,
01/11/35
(c) (g)
................... 1,665 1,763,446

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.91% ,
05/14/35
(g)
.................... USD 1,160 $ 1,205,035
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.43%), 6.23% ,
01/21/36
(g)
.................... 670 710,510
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 3.27% ,
02/18/36
(g)
.................... 1,775 1,600,248
5.30% , 01/09/43 .................. 980 896,835
5.70% , 03/26/44 .................. 1,935 1,865,812
State Bank of India
(e)
4.88% , 05/05/28 .................. 1,000 1,003,606
5.00% , 01/17/29 .................. 200 201,994
5.13% , 11/25/29 .................. 400 406,363
Sumitomo Mitsui Financial Group, Inc.
1.40% , 09/17/26 .................. 1,815 1,753,489
3.01% , 10/19/26 .................. 605 594,661
3.45% , 01/11/27 .................. 913 901,003
2.17% , 01/14/27 .................. 525 508,439
3.36% , 07/12/27 .................. 459 451,053
3.35% , 10/18/27 .................. 1,612 1,576,909
5.52% , 01/13/28 .................. 1,035 1,062,450
3.54% , 01/17/28 .................. 1,175 1,152,232
5.80% , 07/13/28 .................. 720 748,153
3.94% , 07/19/28 .................. 993 983,174
5.72% , 09/14/28 .................. 1,290 1,336,395
1.90% , 09/17/28 .................. 1,795 1,661,084
4.31% , 10/16/28 .................. 670 667,625
2.47% , 01/14/29 .................. 200 187,239
5.32% , 07/09/29 .................. 690 709,276
3.04% , 07/16/29 .................. 2,578 2,436,610
2.72% , 09/27/29 .................. 915 854,612
5.71% , 01/13/30 .................. 1,465 1,530,236
2.75% , 01/15/30 .................. 1,375 1,272,188
5.24% , 04/15/30 .................. 480 492,336
2.13% , 07/08/30 .................. 1,397 1,241,845
5.85% , 07/13/30 .................. 665 700,234
2.14% , 09/23/30 .................. 937 828,197
1.71% , 01/12/31 .................. 505 434,038
(1-day SOFR + 1.19%), 4.66% , 07/08/31
(g)
400 399,874
5.42% , 07/09/31 .................. 970 1,002,460
2.22% , 09/17/31 .................. 1,065 923,920
5.45% , 01/15/32 .................. 400 413,640
5.77% , 01/13/33 .................. 1,550 1,627,363
(1-day SOFR + 1.38%), 4.95% , 07/08/33
(g)
400 400,341
5.78% , 07/13/33 .................. 585 614,818
5.81% , 09/14/33
(c)
................. 935 990,247
5.56% , 07/09/34 .................. 1,180 1,218,782
5.63% , 01/15/35 .................. 1,040 1,081,323
(1-day SOFR + 1.50%), 5.25% , 07/08/36
(g)
1,000 1,005,244
2.30% , 01/12/41
(c)
................. 815 553,429
2.93% , 09/17/41 .................. 540 387,481
3.05% , 01/14/42 .................. 675 505,385
6.18% , 07/13/43 .................. 1,040 1,105,803
5.84% , 07/09/44 .................. 1,060 1,070,520
(1-day SOFR + 1.78%), 5.80% , 07/08/46
(g)
200 199,166
Sumitomo Mitsui Trust Bank Ltd.
(d)
5.65% , 09/14/26 .................. 340 344,271
1.35% , 09/16/26 .................. 665 642,309
5.20% , 03/07/27 .................. 880 890,456
2.80% , 03/10/27 .................. 480 467,609
4.45% , 09/10/27 .................. 560 559,950
4.95% , 09/15/27 .................. 690 696,025
5.50% , 03/09/28
(c)
................. 880 902,538
Security
Par (000)
Par (000) Value
Banks (continued)
4.50% , 03/13/28 .................. USD 600 $ 600,480
5.55% , 09/14/28 .................. 515 531,393
5.20% , 03/07/29 .................. 810 827,919
4.50% , 09/10/29 .................. 695 693,814
4.70% , 03/13/30 .................. 545 548,062
5.35% , 03/07/34 .................. 570 580,977
4.85% , 09/10/34 .................. 400 392,915
5.05% , 03/13/35 .................. 400 397,276
Svenska Handelsbanken AB
(d)
5.13% , 05/28/27 .................. 995 1,009,550
3.95% , 06/10/27 .................. 1,035 1,029,431
4.38% , 05/23/28 .................. 670 672,485
5.50% , 06/15/28 .................. 575 591,730
Swedbank AB
(d)
6.14% , 09/12/26 .................. 455 463,055
1.54% , 11/16/26 .................. 1,530 1,477,273
5.34% , 09/20/27 .................. 1,250 1,270,916
5.41% , 03/14/29 .................. 530 544,375
5.00% , 11/20/29
(c)
................. 685 699,250
5.08% , 05/21/30 .................. 400 406,742
Synovus Bank, 5.63%, 02/15/28 ......... 505 511,106
Synovus Financial Corp., (1-day SOFR +
2.35%), 6.17%, 11/01/30
(g)
........... 190 195,310
TC Ziraat Bankasi A/S
(e)
9.50% , 08/01/26 .................. 400 417,000
8.00% , 01/16/29 .................. 400 414,927
7.25% , 02/04/30 .................. 600 604,086
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.33%), 8.99% ,
08/02/34
(g)
.................... 600 624,518
Toronto-Dominion Bank (The)
1.25% , 09/10/26 .................. 1,292 1,247,431
5.26% , 12/11/26 .................. 1,025 1,036,116
4.57% , 12/17/26 .................. 675 676,175
Series FXD , 1.95% , 01/12/27 .......... 1,040 1,005,039
2.80% , 03/10/27 .................. 1,625 1,585,040
4.98% , 04/05/27 .................. 760 767,075
4.11% , 06/08/27 .................. 2,150 2,140,448
4.69% , 09/15/27 .................. 1,395 1,403,613
5.16% , 01/10/28 .................. 920 935,876
4.86% , 01/31/28 .................. 740 747,422
4.57% , 06/02/28 .................. 760 763,447
5.52% , 07/17/28 .................. 1,280 1,319,608
4.99% , 04/05/29 .................. 1,075 1,094,425
4.78% , 12/17/29 .................. 1,055 1,065,187
4.81% , 06/03/30 .................. 650 655,270
2.00% , 09/10/31 .................. 1,280 1,112,895
(5-Year USD Swap Semi + 2.21%), 3.63% ,
09/15/31
(g)
.................... 1,580 1,558,588
2.45% , 01/12/32 .................. 775 676,899
5.30% , 01/30/32 .................. 875 897,715
3.20% , 03/10/32 .................. 1,210 1,101,030
4.46% , 06/08/32 .................. 1,888 1,851,248
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.15% ,
09/10/34
(g)
.................... 345 346,837
Truist Bank
3.80% , 10/30/26 .................. 935 926,003
(1-day SOFR + 0.77%), 4.42% , 07/24/28
(g)
975 973,603
2.25% , 03/11/30 .................. 1,327 1,192,674
Truist Financial Corp.
1.13% , 08/03/27 .................. 1,115 1,046,733
(1-day SOFR + 1.37%), 4.12% , 06/06/28
(g)
920 915,037
(1-day SOFR + 1.44%), 4.87% , 01/26/29
(g)
1,685 1,700,151
3.88% , 03/19/29 .................. 1,095 1,066,974

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 0.86%), 1.89% , 06/07/29
(g)
USD 1,170 $ 1,088,853
(1-day SOFR + 2.45%), 7.16% , 10/30/29
(g)
690 744,509
(1-day SOFR + 1.62%), 5.44% , 01/24/30
(g)
850 873,834
1.95% , 06/05/30 .................. 1,050 931,800
(1-day SOFR + 1.31%), 5.07% , 05/20/31
(g)
1,325 1,343,338
(1-day SOFR + 1.57%), 5.15% , 08/05/32
(g)
1,080 1,098,663
(1-day SOFR + 2.24%), 4.92% , 07/28/33
(g)
1,160 1,137,371
(1-day SOFR + 2.30%), 6.12% , 10/28/33
(g)
1,120 1,188,381
(1-day SOFR + 1.85%), 5.12% , 01/26/34
(g)
1,775 1,773,568
(1-day SOFR + 2.36%), 5.87% , 06/08/34
(g)
1,190 1,242,990
(1-day SOFR + 1.92%), 5.71% , 01/24/35
(g)
1,455 1,504,927
Turkiye Garanti Bankasi A/S
(e)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.09%), 8.38% ,
02/28/34 ..................... 600 615,237
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.13% ,
01/03/35 ..................... 600 610,056
Turkiye Is Bankasi A/S, 7.75%, 06/12/29
(e)
... 400 413,483
UniCredit SpA
(d)
4.63% , 04/12/27 .................. 836 834,133
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 3.13% ,
06/03/32
(g)
.................... 743 673,566
(5-Year USD Swap Rate + 3.70%), 5.86% ,
06/19/32
(g)
.................... 995 1,002,698
(5-Year USD Swap Rate + 4.91%), 7.30% ,
04/02/34
(g)
.................... 1,225 1,298,987
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.75%), 5.46% ,
06/30/35
(g)
.................... 1,495 1,485,219
United Overseas Bank Ltd.
(d)
4.40% , 04/02/28 .................. 200 200,804
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.23%), 2.00% ,
10/14/31
(g)
.................... 431 417,305
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 3.86% ,
10/07/32
(g)
.................... 410 403,087
US Bancorp
Series X , 3.15% , 04/27/27 ............ 1,428 1,400,840
(1-day SOFR + 1.88%), 6.79% , 10/26/27
(g)
430 441,223
(1-day SOFR + 0.73%), 2.22% , 01/27/28
(g)
520 502,491
3.90% , 04/26/28 .................. 1,489 1,475,569
(1-day SOFR + 1.66%), 4.55% , 07/22/28
(g)
1,505 1,507,354
(1-day SOFR + 1.23%), 4.65% , 02/01/29
(g)
1,095 1,100,358
(1-day SOFR + 2.02%), 5.78% , 06/12/29
(g)
1,260 1,303,755
3.00% , 07/30/29 .................. 1,359 1,283,358
(1-day SOFR + 1.56%), 5.38% , 01/23/30
(g)
1,360 1,396,053
1.38% , 07/22/30 .................. 1,866 1,609,871
(1-day SOFR + 1.25%), 5.10% , 07/23/30
(g)
1,590 1,622,533
(1-day SOFR + 1.06%), 5.05% , 02/12/31
(g)
740 751,144
(1-day SOFR + 1.30%), 5.08% , 05/15/31
(g)
50 50,885
(1-day SOFR + 1.02%), 2.68% , 01/27/33
(g)
880 770,913
(1-day SOFR + 2.11%), 4.97% , 07/22/33
(g)
1,280 1,262,487
(1-day SOFR + 2.09%), 5.85% , 10/21/33
(g)
1,580 1,656,289
(1-day SOFR + 1.60%), 4.84% , 02/01/34
(g)
1,750 1,727,403
(1-day SOFR + 2.26%), 5.84% , 06/12/34
(g)
1,735 1,818,269
(1-day SOFR + 1.86%), 5.68% , 01/23/35
(g)
1,915 1,984,980
(1-day SOFR + 1.41%), 5.42% , 02/12/36
(c) (g)
1,170 1,189,589
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 2.49% ,
11/03/36
(g)
.................... 1,305 1,108,053
US Bank NA, (1-day SOFR + 0.69%), 4.51%,
10/22/27
(g)
..................... 200 199,852
Security
Par (000)
Par (000) Value
Banks (continued)
Wachovia Corp.
(j)
7.57% , 08/01/26 .................. USD 280 $ 287,685
5.50% , 08/01/35 .................. 1,092 1,109,405
Warba Sukuk Ltd., 5.35%, 07/10/29
(e)
...... 600 609,444
Webster Financial Corp., 4.10%, 03/25/29 ... 343 333,308
Wells Fargo & Co.
3.00% , 10/23/26 .................. 2,777 2,730,287
4.30% , 07/22/27 .................. 2,579 2,574,006
Series W , (1-day SOFR + 0.78%), 4.90% ,
01/24/28
(g)
.................... 2,805 2,819,390
(1-day SOFR + 1.51%), 3.53% , 03/24/28
(g)
4,480 4,409,234
(1-day SOFR + 1.07%), 5.71% , 04/22/28
(g)
3,020 3,078,678
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28
(g)
.................... 2,965 2,915,612
(1-day SOFR + 2.10%), 2.39% , 06/02/28
(g)
3,243 3,121,996
(1-day SOFR + 1.98%), 4.81% , 07/25/28
(g)
2,860 2,875,294
4.15% , 01/24/29 .................. 2,975 2,948,671
(1-day SOFR + 1.37%), 4.97% , 04/23/29
(g)
2,970 3,003,339
(1-day SOFR + 1.74%), 5.57% , 07/25/29
(g)
4,010 4,128,552
(1-day SOFR + 1.79%), 6.30% , 10/23/29
(g)
2,215 2,330,508
Series B , 7.95% , 11/15/29 ............ 621 689,241
(1-day SOFR + 1.50%), 5.20% , 01/23/30
(g)
3,220 3,286,158
(3-mo. CME Term SOFR + 1.43%), 2.88% ,
10/30/30
(g)
.................... 3,020 2,821,226
(1-day SOFR + 1.11%), 5.24% , 01/24/31
(g)
1,390 1,422,945
(3-mo. CME Term SOFR + 1.26%), 2.57% ,
02/11/31
(g)
.................... 3,472 3,184,762
(3-mo. CME Term SOFR + 4.03%), 4.48% ,
04/04/31
(g)
.................... 1,900 1,887,268
(1-day SOFR + 1.50%), 5.15% , 04/23/31
(g)
4,645 4,739,251
(1-day SOFR + 1.50%), 3.35% , 03/02/33
(g)
4,070 3,725,670
(1-day SOFR + 2.10%), 4.90% , 07/25/33
(g)
4,005 4,003,552
(1-day SOFR + 2.02%), 5.39% , 04/24/34
(g)
3,760 3,845,836
(1-day SOFR + 1.99%), 5.56% , 07/25/34
(g)
3,905 4,026,530
(1-day SOFR + 2.06%), 6.49% , 10/23/34
(g)
3,135 3,423,636
(1-day SOFR + 1.78%), 5.50% , 01/23/35
(g)
2,655 2,719,677
5.38% , 02/07/35
(c)
................. 725 756,915
(1-day SOFR + 1.38%), 5.21% , 12/03/35
(g)
2,455 2,460,727
(1-day SOFR + 1.74%), 5.61% , 04/23/36
(g)
2,355 2,425,048
5.95% , 12/15/36 .................. 613 625,489
(1-day SOFR + 2.53%), 3.07% , 04/30/41
(g)
3,635 2,739,558
5.38% , 11/02/43 .................. 1,997 1,893,525
5.61% , 01/15/44 .................. 2,453 2,384,736
4.65% , 11/04/44 .................. 1,874 1,605,337
3.90% , 05/01/45 .................. 2,327 1,846,351
4.90% , 11/17/45 .................. 2,050 1,806,377
4.40% , 06/14/46 .................. 2,052 1,682,152
4.75% , 12/07/46 .................. 2,075 1,787,684
(3-mo. CME Term SOFR + 4.50%), 5.01% ,
04/04/51
(g)
.................... 5,505 4,981,646
(1-day SOFR + 2.13%), 4.61% , 04/25/53
(g)
3,345 2,852,328
Wells Fargo Bank NA
5.45% , 08/07/26 .................. 2,775 2,802,612
5.25% , 12/11/26 .................. 2,225 2,250,727
5.95% , 08/26/36 .................. 670 700,082
5.85% , 02/01/37 .................. 955 991,320
6.60% , 01/15/38 .................. 1,318 1,455,705
Westpac Banking Corp.
2.70% , 08/19/26 .................. 939 923,371
4.60% , 10/20/26 .................. 605 607,188
3.35% , 03/08/27 .................. 1,084 1,069,272
4.04% , 08/26/27 .................. 330 328,976
5.46% , 11/18/27 .................. 1,450 1,487,815
3.40% , 01/25/28 .................. 820 805,609
5.54% , 11/17/28 .................. 1,060 1,102,305

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
1.95% , 11/20/28 .................. USD 1,155 $ 1,073,940
5.05% , 04/16/29 .................. 880 902,981
2.65% , 01/16/30 .................. 822 767,590
4.35% , 07/01/30 .................. 940 939,515
2.15% , 06/03/31 .................. 800 707,205
(USISOA05 + 2.24%), 4.32% , 11/23/31
(g)
. 1,150 1,140,452
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 5.41% ,
08/10/33
(g)
.................... 860 869,437
6.82% , 11/17/33 .................. 665 731,436
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.11% ,
07/24/34
(g)
.................... 1,185 1,145,723
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67% ,
11/15/35
(g)
.................... 1,645 1,454,054
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.62% ,
11/20/35
(g)
.................... 1,100 1,109,943
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.53%), 3.02% ,
11/18/36
(g)
.................... 1,385 1,215,431
4.42% , 07/24/39 .................. 1,625 1,461,748
2.96% , 11/16/40 .................. 1,119 826,081
3.13% , 11/18/41 .................. 1,205 879,508
Westpac New Zealand Ltd.
(d)
5.13% , 02/26/27 .................. 880 888,555
4.90% , 02/15/28 .................. 880 888,782
5.20% , 02/28/29 .................. 710 724,884
4.94% , 02/27/30 .................. 410 415,854
Wintrust Financial Corp., 4.85%, 06/06/29
(c)
.. 365 358,076
Woori Bank
(e)
2.00% , 01/20/27 .................. 200 193,206
4.75% , 01/24/27 .................. 400 401,730
4.88% , 01/26/28 .................. 600 606,335
5.13% , 08/06/28 .................. 400 403,384
4.75% , 01/24/29 .................. 400 403,026
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.28%),
6.38%
(g) (i)
..................... 600 611,961
Yapi ve Kredi Bankasi A/S
(e)
9.25% , 10/16/28 .................. 800 860,390
7.13% , 10/10/29 .................. 200 201,570
7.25% , 03/03/30 .................. 400 403,149
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.28%), 9.25% ,
01/17/34
(g)
.................... 900 946,003
Zions Bancorp NA
3.25% , 10/29/29 .................. 565 519,406
(1-day SOFR + 2.83%), 6.82% , 11/19/35
(g)
450 471,676
Ziraat Katilim Varlik Kiralama A/S, 9.38%,
11/12/26
(e)
..................... 600 629,015
1,557,211,869
Beverages — 0.4%
Anadolu Efes Biracilik ve Malt Sanayii A/S,
3.38%, 06/29/28
(e)
................ 600 546,112
Anheuser-Busch Cos. LLC
4.70% , 02/01/36 .................. 4,046 3,926,272
4.90% , 02/01/46 .................. 8,446 7,718,469
Anheuser-Busch InBev Finance, Inc.
4.70% , 02/01/36 .................. 1,270 1,229,794
4.63% , 02/01/44 .................. 1,252 1,114,088
4.90% , 02/01/46 .................. 1,756 1,601,004
Anheuser-Busch InBev Worldwide, Inc.
4.75% , 01/23/29 .................. 2,098 2,128,677
Security
Par (000)
Par (000) Value
Beverages (continued)
3.50% , 06/01/30 .................. USD 1,970 $ 1,894,363
4.90% , 01/23/31 .................. 935 956,751
5.00% , 06/15/34 .................. 1,025 1,039,332
5.88% , 06/15/35 .................. 530 567,563
4.38% , 04/15/38 .................. 900 835,041
8.20% , 01/15/39 .................. 1,153 1,458,231
5.45% , 01/23/39 .................. 1,748 1,771,436
8.00% , 11/15/39 .................. 733 922,533
4.95% , 01/15/42 .................. 1,541 1,444,454
4.60% , 04/15/48 .................. 115 101,750
4.44% , 10/06/48 .................. 2,180 1,841,392
5.55% , 01/23/49 .................. 3,439 3,383,865
4.50% , 06/01/50 .................. 20 17,592
4.75% , 04/15/58 .................. 597 516,728
5.80% , 01/23/59 .................. 1,902 1,927,720
Bacardi Ltd.
4.70% , 05/15/28
(e)
................. 451 452,652
5.25% , 01/15/29
(d)
................. 1,055 1,070,312
5.40% , 06/15/33
(e)
................. 710 711,993
5.15% , 05/15/38
(e)
................. 180 166,775
5.90% , 06/15/43
(d)
................. 185 177,549
5.30% , 05/15/48
(e)
................. 500 441,951
Bacardi-Martini BV
(d)
5.55% , 02/01/30 .................. 310 318,501
6.00% , 02/01/35 .................. 335 344,168
Becle SAB de CV, 2.50%, 10/14/31
(e)
...... 800 664,240
Brown-Forman Corp.
4.75% , 04/15/33 .................. 425 424,952
4.00% , 04/15/38 .................. 326 282,918
4.50% , 07/15/45 .................. 631 542,599
Central American Bottling Corp., 5.25%,
04/27/29
(e)
..................... 1,034 1,002,824
Cia Cervecerias Unidas SA, 3.35%, 01/19/32
(e)
600 528,733
Coca-Cola Co. (The)
3.38% , 03/25/27 .................. 1,510 1,493,265
2.90% , 05/25/27 .................. 447 437,879
1.45% , 06/01/27 .................. 1,094 1,043,266
1.50% , 03/05/28 .................. 1,150 1,079,884
1.00% , 03/15/28 .................. 1,190 1,100,468
2.13% , 09/06/29 .................. 1,370 1,265,910
3.45% , 03/25/30 .................. 1,589 1,533,248
1.65% , 06/01/30 .................. 1,780 1,575,513
2.00% , 03/05/31 .................. 982 866,802
1.38% , 03/15/31 .................. 1,505 1,284,719
2.25% , 01/05/32 .................. 1,495 1,317,617
5.00% , 05/13/34 .................. 750 768,332
4.65% , 08/14/34
(c)
................. 525 525,260
2.50% , 06/01/40 .................. 1,335 964,088
2.88% , 05/05/41 .................. 835 623,605
4.20% , 03/25/50 .................. 735 611,682
2.60% , 06/01/50 .................. 1,493 918,034
3.00% , 03/05/51 .................. 1,378 913,580
2.50% , 03/15/51 .................. 1,281 760,242
5.30% , 05/13/54 .................. 750 725,839
5.20% , 01/14/55 .................. 1,395 1,328,730
2.75% , 06/01/60 .................. 920 544,725
5.40% , 05/13/64 .................. 1,490 1,437,139
Coca-Cola Consolidated, Inc.
5.25% , 06/01/29 .................. 720 738,056
5.45% , 06/01/34 .................. 475 488,687
Coca-Cola Europacific Partners plc, 1.50%,
01/15/27
(d)
..................... 370 354,288
Coca-Cola Femsa SAB de CV
2.75% , 01/22/30 .................. 1,047 972,460
1.85% , 09/01/32 .................. 920 752,597

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages (continued)
5.10% , 05/06/35 .................. USD 450 $ 446,866
5.25% , 11/26/43 .................. 390 367,528
Coca-Cola Icecek A/S, 4.50%, 01/20/29
(e)
... 400 390,796
Constellation Brands, Inc.
3.70% , 12/06/26 .................. 646 639,185
3.50% , 05/09/27 .................. 613 602,881
4.35% , 05/09/27 .................. 620 618,076
3.60% , 02/15/28 .................. 483 473,390
4.65% , 11/15/28 .................. 525 527,109
4.80% , 01/15/29 .................. 575 579,567
3.15% , 08/01/29 .................. 1,011 959,010
2.88% , 05/01/30 .................. 755 697,705
4.80% , 05/01/30 .................. 250 251,130
2.25% , 08/01/31 .................. 1,095 948,868
4.75% , 05/09/32 .................. 95 94,256
4.90% , 05/01/33
(c)
................. 1,100 1,089,997
4.50% , 05/09/47 .................. 630 518,214
4.10% , 02/15/48 .................. 685 528,865
5.25% , 11/15/48 .................. 531 483,916
3.75% , 05/01/50 .................. 435 315,547
Diageo Capital plc
5.38% , 10/05/26 .................. 1,035 1,045,531
5.30% , 10/24/27 .................. 1,010 1,030,690
3.88% , 05/18/28 .................. 805 797,897
2.38% , 10/24/29 .................. 210 194,334
2.00% , 04/29/30 .................. 1,358 1,218,824
2.13% , 04/29/32 .................. 758 645,075
5.50% , 01/24/33 .................. 930 968,770
5.63% , 10/05/33 .................. 895 938,719
5.88% , 09/30/36 .................. 506 542,870
3.88% , 04/29/43 .................. 245 197,971
Diageo Investment Corp.
7.45% , 04/15/35 .................. 530 627,040
4.25% , 05/11/42 .................. 665 569,482
Embotelladora Andina SA, 3.95%, 01/21/50
(e)
. 200 150,276
Fomento Economico Mexicano SAB de CV
4.38% , 05/10/43 .................. 60 50,863
3.50% , 01/16/50 .................. 176 124,832
Heineken NV
(d)
3.50% , 01/29/28 .................. 1,680 1,645,412
4.00% , 10/01/42 .................. 470 382,949
4.35% , 03/29/47 .................. 885 725,649
Keurig Dr Pepper, Inc.
2.55% , 09/15/26 .................. 572 560,145
5.10% , 03/15/27 .................. 355 358,394
3.43% , 06/15/27 .................. 979 961,379
4.35% , 05/15/28 .................. 350 349,276
4.60% , 05/25/28 .................. 755 758,226
5.05% , 03/15/29 .................. 480 488,275
3.95% , 04/15/29 .................. 610 598,160
3.20% , 05/01/30 .................. 1,033 969,809
4.60% , 05/15/30 .................. 350 349,894
Series 31* , 2.25% , 03/15/31 .......... 330 289,787
Series 10 , 5.20% , 03/15/31 ........... 840 861,707
4.05% , 04/15/32 .................. 749 718,299
5.30% , 03/15/34 .................. 375 383,219
5.15% , 05/15/35 .................. 350 348,392
4.50% , 11/15/45 .................. 665 556,365
4.42% , 12/15/46 .................. 465 380,887
5.09% , 05/25/48 .................. 225 201,621
3.80% , 05/01/50 .................. 740 541,236
3.35% , 03/15/51 .................. 575 383,005
4.50% , 04/15/52 .................. 1,051 862,892
Molson Coors Beverage Co.
5.00% , 05/01/42 .................. 1,135 1,031,040
Security
Par (000)
Par (000) Value
Beverages (continued)
4.20% , 07/15/46 .................. USD 1,776 $ 1,407,206
Pepsico Singapore Financing I Pte. Ltd.
4.65% , 02/16/27 .................. 575 579,088
4.55% , 02/16/29 .................. 760 766,756
4.70% , 02/16/34 .................. 400 394,800
PepsiCo, Inc.
2.38% , 10/06/26 .................. 1,097 1,073,967
5.13% , 11/10/26 .................. 745 752,707
4.40% , 02/07/27 .................. 425 426,552
2.63% , 03/19/27 .................. 670 653,440
3.00% , 10/15/27 .................. 1,425 1,391,094
4.45% , 02/07/28 .................. 485 488,958
3.60% , 02/18/28 .................. 690 681,916
4.45% , 05/15/28 .................. 760 767,458
4.10% , 01/15/29 .................. 775 771,488
7.00% , 03/01/29 .................. 455 496,235
4.50% , 07/17/29 .................. 695 702,175
2.63% , 07/29/29 .................. 1,202 1,131,412
4.60% , 02/07/30 .................. 445 451,253
2.75% , 03/19/30 .................. 1,445 1,348,300
1.63% , 05/01/30 .................. 1,050 928,640
4.30% , 07/23/30 .................. 430 428,128
1.40% , 02/25/31 .................. 816 696,728
1.95% , 10/21/31 .................. 950 821,310
3.90% , 07/18/32 .................. 1,280 1,230,658
4.65% , 07/23/32 .................. 610 609,647
4.45% , 02/15/33
(c)
................. 810 806,453
4.80% , 07/17/34 .................. 715 714,762
5.00% , 02/07/35 .................. 565 570,207
5.00% , 07/23/35 .................. 700 701,300
5.50% , 01/15/40 .................. 250 256,608
3.50% , 03/19/40 .................. 475 389,570
4.88% , 11/01/40 .................. 430 410,877
2.63% , 10/21/41 .................. 766 538,522
4.00% , 03/05/42 .................. 535 450,348
3.60% , 08/13/42 .................. 459 365,451
4.25% , 10/22/44 .................. 375 324,511
4.45% , 04/14/46 .................. 895 784,895
3.45% , 10/06/46 .................. 853 633,820
4.00% , 05/02/47 .................. 540 434,551
3.38% , 07/29/49 .................. 558 396,081
2.88% , 10/15/49 .................. 1,054 687,116
3.63% , 03/19/50 .................. 870 649,246
2.75% , 10/21/51 .................. 797 493,776
4.20% , 07/18/52 .................. 480 390,536
4.65% , 02/15/53 .................. 480 421,835
5.25% , 07/17/54 .................. 790 760,666
3.88% , 03/19/60 .................. 570 423,930
Pernod Ricard International Finance LLC
(d)
1.25% , 04/01/28 .................. 820 754,415
1.63% , 04/01/31 .................. 1,155 981,050
2.75% , 10/01/50 .................. 418 244,051
Pernod Ricard SA, 5.50%, 01/15/42
(d)
..... 985 934,234
Primo Water Holdings, Inc.
(d)
6.25% , 04/01/29 .................. 815 816,864
4.38% , 04/30/29 .................. 763 734,632
Suntory Holdings Ltd., 5.12%, 06/11/29
(d)
... 560 569,996
140,481,566
Biotechnology — 0.4%
AbbVie, Inc.
2.95% , 11/21/26 .................. 3,189 3,133,177
4.80% , 03/15/27 .................. 2,300 2,315,466
4.65% , 03/15/28 .................. 1,235 1,246,036
4.25% , 11/14/28 .................. 1,386 1,386,845

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology (continued)
4.80% , 03/15/29 .................. USD 3,105 $ 3,153,787
3.20% , 11/21/29 .................. 4,798 4,574,961
4.88% , 03/15/30 .................. 1,235 1,259,993
4.95% , 03/15/31 .................. 2,460 2,510,032
5.05% , 03/15/34 .................. 3,045 3,083,887
4.55% , 03/15/35 .................. 1,687 1,629,365
5.20% , 03/15/35 .................. 1,140 1,158,366
4.50% , 05/14/35 .................. 2,264 2,174,549
4.30% , 05/14/36 .................. 1,015 951,816
4.05% , 11/21/39 .................. 4,074 3,551,775
4.63% , 10/01/42 .................. 528 476,042
4.40% , 11/06/42 .................. 2,228 1,949,743
5.35% , 03/15/44 .................. 595 580,304
4.85% , 06/15/44 .................. 1,506 1,381,702
4.75% , 03/15/45 .................. 925 830,373
4.70% , 05/14/45 .................. 2,288 2,041,360
4.45% , 05/14/46 .................. 2,595 2,219,884
4.88% , 11/14/48 .................. 1,472 1,324,719
4.25% , 11/21/49 .................. 5,399 4,402,968
5.40% , 03/15/54 .................. 2,840 2,736,730
5.60% , 03/15/55 .................. 735 730,087
5.50% , 03/15/64 .................. 1,315 1,264,087
Amgen, Inc.
2.60% , 08/19/26 .................. 1,267 1,243,205
2.20% , 02/21/27 .................. 1,507 1,457,653
3.20% , 11/02/27 .................. 1,102 1,073,909
5.15% , 03/02/28 .................. 3,240 3,299,289
1.65% , 08/15/28 .................. 1,520 1,403,240
3.00% , 02/22/29 .................. 1,265 1,205,279
4.05% , 08/18/29 .................. 1,325 1,305,016
2.45% , 02/21/30 .................. 1,428 1,304,879
5.25% , 03/02/30 .................. 2,755 2,831,873
2.30% , 02/25/31 .................. 1,263 1,120,304
2.00% , 01/15/32 .................. 990 841,670
3.35% , 02/22/32 .................. 958 885,152
4.20% , 03/01/33 .................. 830 794,488
5.25% , 03/02/33 .................. 4,235 4,318,371
6.38% , 06/01/37 .................. 495 539,332
6.40% , 02/01/39 .................. 466 501,579
3.15% , 02/21/40 .................. 1,814 1,391,669
5.75% , 03/15/40 .................. 305 309,885
2.80% , 08/15/41 .................. 1,115 796,873
4.95% , 10/01/41 .................. 753 689,969
5.15% , 11/15/41 .................. 650 608,108
5.65% , 06/15/42 .................. 615 609,628
5.60% , 03/02/43 .................. 2,795 2,758,170
4.40% , 05/01/45 .................. 2,382 2,013,265
4.56% , 06/15/48 .................. 1,004 846,815
3.38% , 02/21/50 .................. 1,707 1,186,601
4.66% , 06/15/51 .................. 3,182 2,691,005
3.00% , 01/15/52 .................. 1,151 731,142
4.20% , 02/22/52 .................. 790 612,053
4.88% , 03/01/53 .................. 1,017 880,340
5.65% , 03/02/53 .................. 3,765 3,642,189
2.77% , 09/01/53 .................. 906 529,046
4.40% , 02/22/62 .................. 1,030 792,323
5.75% , 03/02/63 .................. 2,390 2,297,846
Baxalta, Inc., 5.25%, 06/23/45 .......... 540 501,051
Biocon Biologics Global plc, 6.67%,
10/09/29
(c) (e)
.................... 800 754,136
Biogen, Inc.
2.25% , 05/01/30 .................. 1,758 1,576,475
5.05% , 01/15/31 .................. 195 197,587
5.75% , 05/15/35 .................. 200 205,468
5.20% , 09/15/45 .................. 1,175 1,046,950
Security
Par (000)
Par (000) Value
Biotechnology (continued)
3.15% , 05/01/50 .................. USD 1,475 $ 918,232
3.25% , 02/15/51 .................. 681 426,529
6.45% , 05/15/55 .................. 300 307,075
CSL Finance plc
(d)
3.85% , 04/27/27 .................. 450 445,933
4.05% , 04/27/29 .................. 835 826,458
4.25% , 04/27/32 .................. 555 538,770
5.11% , 04/03/34
(c)
................. 680 689,228
4.63% , 04/27/42 .................. 625 551,963
4.75% , 04/27/52 .................. 1,000 851,916
5.42% , 04/03/54 .................. 720 676,719
4.95% , 04/27/62 .................. 495 425,053
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(d)
470 362,819
Gilead Sciences, Inc.
2.95% , 03/01/27 .................. 1,505 1,474,710
1.20% , 10/01/27 .................. 930 870,843
4.80% , 11/15/29 .................. 750 761,685
1.65% , 10/01/30 .................. 1,275 1,109,786
5.25% , 10/15/33 .................. 990 1,019,158
5.10% , 06/15/35 .................. 810 815,307
4.60% , 09/01/35 .................. 1,035 999,904
4.00% , 09/01/36 .................. 750 681,400
2.60% , 10/01/40 .................. 1,188 846,302
5.65% , 12/01/41 .................. 1,180 1,197,031
4.80% , 04/01/44 .................. 1,701 1,544,974
4.50% , 02/01/45 .................. 1,613 1,397,612
4.75% , 03/01/46 .................. 1,991 1,774,899
4.15% , 03/01/47 .................. 1,952 1,590,617
2.80% , 10/01/50 .................. 1,752 1,095,949
5.55% , 10/15/53 .................. 805 791,138
5.50% , 11/15/54 .................. 800 781,560
5.60% , 11/15/64 .................. 735 717,577
Grifols SA, 4.75%, 10/15/28
(d)
.......... 750 722,284
Regeneron Pharmaceuticals, Inc.
1.75% , 09/15/30 .................. 1,255 1,089,717
2.80% , 09/15/50 .................. 887 528,865
132,693,900
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.
3.40% , 12/06/27 .................. 2,850 2,792,367
4.88% , 05/26/30
(c) (d)
................ 660 673,513
2.13% , 02/09/31
(c)
................. 1,395 1,235,657
4.50% , 11/28/34 .................. 763 734,620
5.25% , 05/26/35
(d)
................. 790 801,888
4.00% , 12/06/37 .................. 1,263 1,127,307
2.70% , 02/09/41
(c)
................. 1,155 819,512
4.20% , 12/06/47 .................. 1,795 1,464,956
3.15% , 02/09/51 .................. 1,568 1,039,185
5.63% , 11/26/54
(c) (d)
................ 400 396,490
4.40% , 12/06/57 .................. 820 666,844
3.25% , 02/09/61 .................. 888 560,677
Amazon.com, Inc.
3.30% , 04/13/27 .................. 1,855 1,829,141
1.20% , 06/03/27 .................. 965 915,664
3.15% , 08/22/27 .................. 3,323 3,260,464
4.55% , 12/01/27 .................. 2,650 2,676,123
1.65% , 05/12/28 .................. 2,120 1,985,356
3.45% , 04/13/29 .................. 1,293 1,263,272
4.65% , 12/01/29 .................. 1,660 1,689,377
1.50% , 06/03/30 .................. 2,389 2,106,787
2.10% , 05/12/31 .................. 2,933 2,597,438
3.60% , 04/13/32 .................. 2,158 2,058,165
4.70% , 12/01/32 .................. 2,005 2,033,393
4.80% , 12/05/34 .................. 1,418 1,442,185

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
3.88% , 08/22/37 .................. USD 2,910 $ 2,616,400
2.88% , 05/12/41 .................. 2,220 1,651,455
4.95% , 12/05/44 .................. 1,866 1,796,362
4.05% , 08/22/47 .................. 3,093 2,543,138
2.50% , 06/03/50 .................. 2,196 1,313,036
3.10% , 05/12/51 .................. 3,089 2,073,310
3.95% , 04/13/52 .................. 2,305 1,811,706
4.25% , 08/22/57 .................. 2,109 1,715,750
2.70% , 06/03/60 .................. 1,770 1,017,232
3.25% , 05/12/61 .................. 1,585 1,028,805
4.10% , 04/13/62 .................. 1,455 1,134,014
ANGI Group LLC, 3.88%, 08/15/28
(d)
...... 505 470,353
eBay, Inc.
3.60% , 06/05/27 .................. 1,185 1,168,910
5.95% , 11/22/27 .................. 230 237,797
2.70% , 03/11/30 .................. 1,045 966,331
2.60% , 05/10/31 .................. 710 634,533
6.30% , 11/22/32 .................. 495 536,191
4.00% , 07/15/42 .................. 875 707,263
3.65% , 05/10/51 .................. 1,111 800,596
El Puerto de Liverpool SAB de CV
(e)
3.88% , 10/06/26 .................. 400 395,292
6.26% , 01/22/32
(c)
................. 600 622,273
6.66% , 01/22/37
(c)
................. 400 414,690
Falabella SA, 3.38%, 01/15/32
(e)
......... 600 522,118
Getty Images, Inc.
(d)
9.75% , 03/01/27
(c)
................. 300 292,015
11.25% , 02/21/30 ................. 5 4,788
Go Daddy Operating Co. LLC
(d)
5.25% , 12/01/27 .................. 745 742,084
3.50% , 03/01/29 .................. 767 720,203
GrubHub Holdings, Inc., 5.50%, 07/01/27
(c) (d)
. 505 494,143
JD.com, Inc.
3.38% , 01/14/30
(c)
................. 713 681,080
4.13% , 01/14/50 .................. 385 305,704
Kohl's Corp.
10.00% , 06/01/30
(d)
................ 150 155,739
5.12% , 05/01/31 .................. 550 397,112
5.55% , 07/17/45 .................. 433 243,343
Liberty Interactive LLC
8.50% , 07/15/29 .................. 299 41,815
8.25% , 02/01/30 .................. 505 67,982
Macy's Retail Holdings LLC
5.88% , 03/15/30
(c) (d)
................ 402 397,045
6.13% , 03/15/32
(c) (d)
................ 405 387,997
7.38% , 08/01/33
(d)
................. 230 230,854
6.70% , 07/15/34
(d)
................. 156 134,346
4.50% , 12/15/34 .................. 380 307,635
6.38% , 03/15/37 .................. 225 187,399
5.13% , 01/15/42 .................. 282 198,879
4.30% , 02/15/43 .................. 260 171,961
Marks & Spencer plc, 7.13%, 12/01/37
(d)
.... 290 314,850
Match Group Holdings II LLC
(d)
5.00% , 12/15/27 .................. 460 456,262
4.63% , 06/01/28 .................. 520 508,090
5.63% , 02/15/29 .................. 360 358,644
4.13% , 08/01/30 .................. 559 521,267
3.63% , 10/01/31 .................. 515 460,802
MercadoLibre, Inc., 3.13%, 01/14/31
(c)
..... 600 544,597
Millennium Escrow Corp., 6.63%, 08/01/26
(d)
. 750 710,154
Nordstrom, Inc.
4.00% , 03/15/27 .................. 412 402,404
6.95% , 03/15/28
(c)
................. 312 320,053
4.38% , 04/01/30 .................. 525 478,326
4.25% , 08/01/31 .................. 450 395,727
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
5.00% , 01/15/44 .................. USD 959 $ 649,670
Prosus NV
(e)
3.26% , 01/19/27 .................. 1,000 977,666
4.85% , 07/06/27
(c)
................. 600 601,012
3.68% , 01/21/30 .................. 1,257 1,187,901
3.06% , 07/13/31 .................. 1,800 1,601,641
4.19% , 01/19/32 .................. 1,000 941,504
4.03% , 08/03/50 .................. 1,400 938,292
3.83% , 02/08/51 .................. 1,600 1,030,746
4.99% , 01/19/52 .................. 800 620,639
QVC, Inc.
6.88% , 04/15/29
(c) (d)
................ 613 275,980
5.45% , 08/15/34 .................. 415 179,479
5.95% , 03/15/43 .................. 300 126,155
Rakuten Group, Inc.
(d)
11.25% , 02/15/27 ................. 1,740 1,885,301
9.75% , 04/15/29 .................. 1,922 2,113,306
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.25%),
8.13%
(g) (i)
..................... 590 585,843
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.96%),
6.25%
(g) (i)
..................... 990 921,372
Saks Global Enterprises LLC, 11.00%,
12/15/29
(d)
..................... 2,195 510,302
Wayfair LLC
(d)
7.25% , 10/31/29 .................. 760 773,064
7.75% , 09/15/30 .................. 600 617,050
90,518,159
Building Products — 0.2%
ACProducts Holdings, Inc., 6.38%, 05/15/29
(d)
560 253,123
Advanced Drainage Systems, Inc.
(d)
5.00% , 09/30/27 .................. 370 366,130
6.38% , 06/15/30 .................. 526 533,491
Allegion plc, 3.50%, 10/01/29 .......... 485 463,427
AmeriTex HoldCo Intermediate LLC
(d)
10.25% , 10/15/28
(c)
................ 530 562,708
7.63% , 08/15/33 .................. 355 361,007
Amrize Finance US LLC
(d)
3.50% , 09/22/26 .................. 675 664,749
4.60% , 04/07/27 .................. 175 175,041
4.70% , 04/07/28 .................. 190 190,960
4.95% , 04/07/30 .................. 110 111,158
5.40% , 04/07/35 .................. 255 257,054
7.13% , 07/15/36 .................. 310 350,079
4.75% , 09/22/46 .................. 260 222,662
Builders FirstSource, Inc.
(d)
5.00% , 03/01/30 .................. 546 534,955
4.25% , 02/01/32 .................. 1,197 1,106,096
6.38% , 06/15/32 .................. 680 695,479
6.38% , 03/01/34 .................. 975 989,253
6.75% , 05/15/35 .................. 25 25,687
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(d)
..................... 735 675,855
Carlisle Cos., Inc.
3.75% , 12/01/27 .................. 670 659,064
2.75% , 03/01/30 .................. 754 695,798
2.20% , 03/01/32 .................. 475 401,404
Carrier Global Corp.
2.49% , 02/15/27 .................. 921 895,965
2.72% , 02/15/30 .................. 2,373 2,201,580
2.70% , 02/15/31 .................. 495 448,912
5.90% , 03/15/34 .................. 1,043 1,104,223
3.38% , 04/05/40 .................. 1,466 1,158,372

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
3.58% , 04/05/50 .................. USD 1,469 $ 1,077,294
6.20% , 03/15/54 .................. 674 718,597
Cornerstone Building Brands, Inc.
(d)
6.13% , 01/15/29
(c)
................. 364 267,611
9.50% , 08/15/29 .................. 505 463,699
CP Atlas Buyer, Inc.
(d)
9.75% , 07/15/30
(c)
................. 115 116,061
12.75% , ( 12.75 % Cash or 12.75 % PIK),
01/15/31
(g) (h)
................... 535 507,674
CRH America Finance, Inc.
3.40% , 05/09/27
(d)
................. 865 848,233
3.95% , 04/04/28
(d)
................. 1,035 1,023,272
5.40% , 05/21/34 .................. 845 861,277
5.50% , 01/09/35 .................. 625 638,896
4.40% , 05/09/47
(d)
................. 70 57,909
4.50% , 04/04/48
(d)
................. 780 655,629
5.88% , 01/09/55 .................. 240 244,340
CRH SMW Finance DAC
5.20% , 05/21/29 .................. 580 594,660
5.13% , 01/09/30 .................. 670 683,554
EMRLD Borrower LP
(d)
6.63% , 12/15/30 .................. 2,646 2,699,495
6.75% , 07/15/31 .................. 493 508,037
Fortune Brands Innovations, Inc.
3.25% , 09/15/29 .................. 860 813,728
4.00% , 03/25/32 .................. 415 388,865
5.88% , 06/01/33 .................. 387 404,383
4.50% , 03/25/52 .................. 435 346,660
Griffon Corp., 5.75%, 03/01/28 .......... 973 967,921
James Hardie International Finance DAC,
5.00%, 01/15/28
(d)
................ 405 401,601
JELD-WEN, Inc.
(c)(d)
4.88% , 12/15/27 .................. 435 412,478
7.00% , 09/01/32 .................. 375 281,671
JH North America Holdings, Inc.
(d)
5.88% , 01/31/31 .................. 35 35,153
6.13% , 07/31/32 .................. 40 40,453
Johnson Controls International plc
5.50% , 04/19/29 .................. 975 1,009,158
1.75% , 09/15/30 .................. 750 654,810
2.00% , 09/16/31 .................. 460 392,698
4.90% , 12/01/32 .................. 750 751,762
6.00% , 01/15/36 .................. 479 513,226
4.62% , 07/02/44 .................. 465 400,966
4.50% , 02/15/47 .................. 523 439,595
4.95% , 07/02/64 .................. 303 258,863
Lennox International, Inc.
1.70% , 08/01/27 .................. 470 444,883
5.50% , 09/15/28 .................. 615 631,547
Limak Cimento Sanayi ve Ticaret A/S, 9.75%,
07/25/29
(e)
..................... 600 614,518
Masco Corp.
3.50% , 11/15/27 .................. 561 547,874
1.50% , 02/15/28 .................. 620 574,372
2.00% , 10/01/30 .................. 268 234,762
2.00% , 02/15/31 .................. 722 620,756
4.50% , 05/15/47 .................. 410 330,717
3.13% , 02/15/51 .................. 311 193,011
Masterbrand, Inc., 7.00%, 07/15/32
(d)
...... 690 702,098
Miter Brands Acquisition Holdco, Inc., 6.75%,
04/01/32
(d)
..................... 689 702,982
MIWD Holdco II LLC, 5.50%, 02/01/30
(c) (d)
... 500 477,146
New Enterprise Stone & Lime Co., Inc.
(d)
5.25% , 07/15/28 .................. 581 576,887
9.75% , 07/15/28 .................. 270 270,895
Security
Par (000)
Par (000) Value
Building Products (continued)
Oscar AcquisitionCo LLC, 9.50%, 04/15/30
(d)
. USD 630 $ 479,851
Owens Corning
3.40% , 08/15/26 .................. 792 783,135
5.50% , 06/15/27 .................. 340 345,810
3.95% , 08/15/29 .................. 459 448,408
3.50% , 02/15/30 .................. 490 467,473
3.88% , 06/01/30
(c)
................. 565 544,806
5.70% , 06/15/34 .................. 485 503,201
7.00% , 12/01/36 .................. 419 472,384
4.30% , 07/15/47 .................. 705 570,271
4.40% , 01/30/48 .................. 655 534,644
5.95% , 06/15/54
(c)
................. 335 337,754
Quikrete Holdings, Inc.
(d)
6.38% , 03/01/32 .................. 3,585 3,679,368
6.75% , 03/01/33 .................. 1,140 1,169,419
Sisecam UK plc
(e)
8.25% , 05/02/29 .................. 800 820,290
8.63% , 05/02/32 .................. 800 822,713
Smyrna Ready Mix Concrete LLC
(d)
6.00% , 11/01/28 .................. 1,060 1,056,662
8.88% , 11/15/31 .................. 1,090 1,147,594
St. Marys Cement, Inc., 5.75%, 04/02/34
(e)
.. 400 405,237
Standard Building Solutions, Inc.
(d)
6.50% , 08/15/32 .................. 940 959,974
6.25% , 08/01/33 .................. 230 232,180
Standard Industries, Inc.
(d)
5.00% , 02/15/27 .................. 815 814,995
4.75% , 01/15/28 .................. 980 968,009
4.38% , 07/15/30 .................. 1,486 1,406,969
3.38% , 01/15/31 .................. 1,066 952,824
Trane Technologies Financing Ltd.
3.80% , 03/21/29 .................. 1,157 1,134,179
5.25% , 03/03/33 .................. 455 467,192
5.10% , 06/13/34 .................. 930 943,105
4.65% , 11/01/44 .................. 170 149,590
4.50% , 03/21/49 .................. 345 292,134
Trane Technologies Global Holding Co. Ltd.
3.75% , 08/21/28 .................. 946 931,996
5.75% , 06/15/43 .................. 363 372,109
4.30% , 02/21/48 .................. 435 360,218
Votorantim Cimentos International SA, 7.25%,
04/05/41
(e)
..................... 400 441,246
Wilsonart LLC, 11.00%, 08/15/32
(c) (d)
...... 535 491,967
69,014,616
Capital Markets — 2.0%
Aberdeen Group plc, 4.25%, 06/30/28
(e)
.... 550 535,271
Abu Dhabi Developmental Holding Co. PJSC
(e)
5.38% , 05/08/29 .................. 1,200 1,235,261
4.50% , 05/06/30 .................. 600 598,018
4.38% , 10/02/31 .................. 1,000 983,894
5.50% , 05/08/34 .................. 1,200 1,250,099
5.00% , 05/06/35 .................. 1,200 1,198,933
5.25% , 10/02/54 .................. 1,000 939,282
Aercap Sukuk Ltd., 4.50%, 10/03/29
(d)
..... 110 107,732
Affiliated Managers Group, Inc.
3.30% , 06/15/30 .................. 505 473,194
5.50% , 08/20/34 .................. 440 443,756
AG Issuer LLC, 6.25%, 03/01/28
(d)
....... 495 494,722
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(d)
..................... 520 533,993
Ameriprise Financial, Inc.
2.88% , 09/15/26 .................. 1,006 989,576
5.70% , 12/15/28 .................. 625 650,287
4.50% , 05/13/32 .................. 740 731,943

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
5.15% , 05/15/33 .................. USD 620 $ 632,007
5.20% , 04/15/35 .................. 490 491,134
Amipeace Ltd.
(e)
1.75% , 11/09/26 .................. 600 580,736
2.25% , 10/22/30 .................. 1,000 904,657
Antares Holdings LP
(d)
2.75% , 01/15/27 .................. 790 759,756
7.95% , 08/11/28 .................. 410 432,062
6.50% , 02/08/29 .................. 600 608,697
6.35% , 10/23/29 .................. 330 332,499
Apollo Debt Solutions BDC
6.90% , 04/13/29 .................. 890 930,013
5.88% , 08/30/30
(d)
................. 275 275,350
6.70% , 07/29/31 .................. 620 645,601
6.55% , 03/15/32
(d)
................. 80 82,014
Apollo Management Holdings LP
(d)
4.87% , 02/15/29 .................. 910 912,759
2.65% , 06/05/30 .................. 1,018 926,172
5.00% , 03/15/48 .................. 355 317,983
Ares Capital Corp.
7.00% , 01/15/27 .................. 670 689,893
2.88% , 06/15/27 .................. 655 633,721
2.88% , 06/15/28 .................. 1,108 1,047,177
5.88% , 03/01/29 .................. 895 915,256
5.95% , 07/15/29 .................. 830 850,198
5.50% , 09/01/30 .................. 550 549,692
3.20% , 11/15/31 .................. 695 607,608
5.80% , 03/08/32 .................. 600 598,939
Ares Finance Co. II LLC, 3.25%, 06/15/30
(d)
.. 870 808,936
Ares Finance Co. IV LLC, 3.65%, 02/01/52
(c) (d)
525 362,396
Ares Management Corp.
6.38% , 11/10/28 .................. 480 505,593
5.60% , 10/11/54 .................. 300 282,498
Ares Strategic Income Fund
5.70% , 03/15/28 .................. 390 391,965
5.45% , 09/09/28
(d)
................. 315 314,113
6.35% , 08/15/29 .................. 670 685,844
5.60% , 02/15/30 .................. 140 139,538
5.80% , 09/09/30
(d)
................. 295 295,155
6.20% , 03/21/32 .................. 1,300 1,316,067
Aretec Group, Inc.
(d)
7.50% , 04/01/29
(c)
................. 410 409,986
10.00% , 08/15/30 ................. 675 736,632
B3 SA - Brasil Bolsa Balcao, 4.13%,
09/20/31
(c) (e)
.................... 600 547,756
Bain Capital Specialty Finance, Inc.
2.55% , 10/13/26 .................. 315 305,473
5.95% , 03/15/30 .................. 50 49,799
Bank of New York Mellon (The), (1-day SOFR +
1.14%), 4.73%, 04/20/29
(g)
........... 410 414,403
Bank of New York Mellon Corp. (The)
2.45% , 08/17/26 .................. 624 612,349
1.05% , 10/15/26 .................. 612 588,388
2.05% , 01/26/27 .................. 695 673,401
3.25% , 05/16/27 .................. 783 770,298
3.40% , 01/29/28 .................. 1,074 1,053,818
(3-mo. CME Term SOFR + 1.33%), 3.44% ,
02/07/28
(g)
.................... 963 949,991
3.85% , 04/28/28 .................. 1,435 1,427,169
(1-day SOFR + 0.68%), 4.44% , 06/09/28
(g)
420 420,762
(1-day SOFR + 1.15%), 3.99% , 06/13/28
(g)
612 607,713
1.65% , 07/14/28 .................. 905 842,299
(1-day SOFR + 0.84%), 4.89% , 07/21/28
(g)
770 778,444
(SOFR Index + 1.80%), 5.80% , 10/25/28
(g)
1,165 1,200,682
3.00% , 10/30/28 .................. 723 692,608
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Series J , 1.90% , 01/25/29 ............ USD 645 $ 595,866
(1-day SOFR + 1.17%), 4.54% , 02/01/29
(g)
725 728,197
3.85% , 04/26/29 .................. 795 785,712
3.30% , 08/23/29 .................. 1,063 1,019,180
(1-day SOFR + 1.60%), 6.32% , 10/25/29
(g)
1,210 1,277,533
(1-day SOFR + 1.09%), 4.98% , 03/14/30
(g)
1,315 1,341,323
(1-day SOFR + 1.76%), 4.60% , 07/26/30
(g)
645 648,820
1.65% , 01/28/31 .................. 710 614,649
(1-day SOFR + 0.89%), 4.94% , 02/11/31
(g)
555 565,027
1.80% , 07/28/31 .................. 765 660,755
2.50% , 01/26/32 .................. 500 441,856
(1-day SOFR + 1.23%), 5.06% , 07/22/32
(g)
955 973,110
(1-day SOFR + 1.42%), 4.29% , 06/13/33
(g)
760 736,862
(SOFR Index + 2.07%), 5.83% , 10/25/33
(g)
1,475 1,561,738
(1-day SOFR + 1.51%), 4.71% , 02/01/34
(g)
600 592,416
Series J , (1-day SOFR + 1.61%), 4.97% ,
04/26/34
(g)
.................... 1,015 1,018,692
(1-day SOFR + 1.85%), 6.47% , 10/25/34
(g)
920 1,011,116
(1-day SOFR + 1.42%), 5.19% , 03/14/35
(g)
1,015 1,026,856
(1-day SOFR + 1.25%), 5.23% , 11/20/35
(g)
725 736,006
(1-day SOFR + 1.35%), 5.32% , 06/06/36
(g)
475 483,487
(1-day SOFR + 1.77%), 5.61% , 07/21/39
(g)
505 516,980
Barings BDC, Inc.
3.30% , 11/23/26 .................. 125 122,062
7.00% , 02/15/29 .................. 245 253,910
BGC Group, Inc.
8.00% , 05/25/28 .................. 410 436,877
6.60% , 06/10/29 .................. 515 532,760
6.15% , 04/02/30
(d)
................. 345 349,006
Blackstone Holdings Finance Co. LLC
(d)
3.15% , 10/02/27 .................. 460 446,766
5.90% , 11/03/27 .................. 875 900,246
1.63% , 08/05/28 .................. 1,078 994,826
2.50% , 01/10/30 .................. 715 655,042
1.60% , 03/30/31 .................. 1,020 867,209
2.00% , 01/30/32 .................. 443 372,573
2.55% , 03/30/32 .................. 715 618,349
6.20% , 04/22/33 .................. 570 610,055
5.00% , 06/15/44 .................. 540 490,826
4.45% , 07/15/45 .................. 435 364,908
4.00% , 10/02/47 .................. 385 295,773
3.50% , 09/10/49 .................. 461 322,288
2.80% , 09/30/50
(c)
................. 333 200,403
2.85% , 08/05/51
(c)
................. 540 328,279
3.20% , 01/30/52 .................. 825 539,879
Blackstone Private Credit Fund
2.63% , 12/15/26 .................. 1,235 1,194,423
3.25% , 03/15/27 .................. 1,075 1,045,747
4.95% , 09/26/27 .................. 605 602,695
7.30% , 11/27/28 .................. 375 398,242
4.00% , 01/15/29
(c)
................. 680 655,780
5.95% , 07/16/29 .................. 420 428,390
5.60% , 11/22/29 .................. 540 544,249
5.25% , 04/01/30 .................. 425 421,032
6.25% , 01/25/31 .................. 465 479,494
6.00% , 01/29/32 .................. 945 957,087
6.00% , 11/22/34 .................. 615 610,996
Blackstone Reg Finance Co. LLC, 5.00%,
12/06/34 ...................... 510 504,321
Blackstone Secured Lending Fund
2.75% , 09/16/26 .................. 515 502,406
2.13% , 02/15/27 .................. 930 889,636
5.88% , 11/15/27 .................. 490 498,434
5.35% , 04/13/28 .................. 360 362,825
2.85% , 09/30/28 .................. 620 580,597

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
5.30% , 06/30/30 .................. USD 315 $ 313,392
Blue Owl Capital Corp.
2.63% , 01/15/27 .................. 521 501,907
3.13% , 04/13/27 .................. 395 381,080
2.88% , 06/11/28 .................. 830 774,330
5.95% , 03/15/29 .................. 600 601,213
6.20% , 07/15/30 .................. 285 287,615
Blue Owl Capital Corp. II, 8.45%, 11/15/26 .. 475 491,521
Blue Owl Credit Income Corp.
3.13% , 09/23/26 .................. 100 97,546
4.70% , 02/08/27 .................. 521 517,021
7.75% , 09/16/27 .................. 705 736,870
7.95% , 06/13/28 .................. 470 497,740
7.75% , 01/15/29 .................. 405 430,223
6.60% , 09/15/29 .................. 560 575,841
5.80% , 03/15/30 .................. 965 966,680
6.65% , 03/15/31 .................. 700 719,300
Blue Owl Finance LLC
3.13% , 06/10/31 .................. 755 674,306
4.38% , 02/15/32 .................. 550 515,174
6.25% , 04/18/34 .................. 1,035 1,066,677
4.13% , 10/07/51 .................. 510 348,626
Brookfield Asset Management Ltd., 5.80%,
04/24/35 ...................... 350 358,084
Brookfield Capital Finance LLC, 6.09%,
06/14/33 ...................... 555 588,233
Brookfield Finance I UK plc, 2.34%, 01/30/32 . 600 514,792
Brookfield Finance LLC, 3.45%, 04/15/50 ... 947 643,572
Brookfield Finance, Inc.
3.90% , 01/25/28 .................. 1,317 1,297,153
4.85% , 03/29/29 .................. 1,003 1,011,165
4.35% , 04/15/30 .................. 1,058 1,044,534
2.72% , 04/15/31 .................. 838 755,784
6.35% , 01/05/34 .................. 710 764,157
5.68% , 01/15/35 .................. 430 441,057
4.70% , 09/20/47 .................. 704 603,791
3.50% , 03/30/51 .................. 633 438,389
3.63% , 02/15/52 .................. 535 373,149
5.97% , 03/04/54 .................. 725 731,318
5.81% , 03/03/55 .................. 340 335,269
Cantor Fitzgerald LP
(d)
4.50% , 04/14/27 .................. 545 539,311
7.20% , 12/12/28 .................. 920 977,934
Carlyle Finance LLC, 5.65%, 09/15/48
(d)
.... 695 667,275
Carlyle Finance Subsidiary LLC, 3.50%,
09/19/29
(d)
..................... 571 547,435
Carlyle Holdings II Finance LLC, 5.63%,
03/30/43
(d)
..................... 180 174,059
Carlyle Secured Lending, Inc., 6.75%, 02/18/30 20 20,571
Cboe Global Markets, Inc.
3.65% , 01/12/27 .................. 1,039 1,028,429
1.63% , 12/15/30 .................. 832 721,334
3.00% , 03/16/32 .................. 460 414,426
Ccthk 2021 Ltd., 2.75%, 01/19/27
(e)
....... 200 194,321
CFAMC II Co. Ltd., 4.88%, 11/22/26
(e)
..... 600 599,483
CFAMC III Co. Ltd.
(e)
4.75% , 04/27/27 .................. 600 597,847
4.25% , 11/07/27 .................. 1,430 1,409,189
CFAMC IV Co. Ltd., 4.50%, 05/29/29
(e)
..... 700 683,519
Charles Schwab Corp. (The)
5.88% , 08/24/26 .................. 515 521,885
3.20% , 03/02/27 .................. 920 903,746
2.45% , 03/03/27 .................. 1,525 1,481,368
3.30% , 04/01/27 .................. 1,095 1,077,309
3.20% , 01/25/28 .................. 1,058 1,032,193
Security
Par (000)
Par (000) Value
Capital Markets (continued)
2.00% , 03/20/28 .................. USD 1,090 $ 1,029,464
4.00% , 02/01/29 .................. 843 835,454
(1-day SOFR + 2.21%), 5.64% , 05/19/29
(g)
805 831,715
3.25% , 05/22/29 .................. 985 947,661
2.75% , 10/01/29 .................. 380 356,568
(1-day SOFR + 1.88%), 6.20% , 11/17/29
(g)
1,425 1,503,808
4.63% , 03/22/30 .................. 588 594,169
1.65% , 03/11/31 .................. 920 786,610
2.30% , 05/13/31 .................. 775 686,192
1.95% , 12/01/31 .................. 805 686,160
2.90% , 03/03/32 .................. 1,165 1,046,364
(1-day SOFR + 2.50%), 5.85% , 05/19/34
(g)
1,390 1,473,180
(1-day SOFR + 2.01%), 6.14% , 08/24/34
(g)
1,240 1,338,292
China Cinda Finance 2017 I Ltd.
(e)
4.40% , 03/09/27 .................. 600 596,843
4.75% , 02/08/28 .................. 1,200 1,200,185
4.75% , 02/21/29 .................. 600 601,239
China Everbright Bank Co. Ltd.
(e)(g)
(SOFR Index + 0.52%), 4.86% , 05/14/27 . 600 599,717
(SOFR Index + 0.54%), 4.88% , 05/22/28 . 204 204,200
China Great Wall International Holdings III Ltd.,
3.88%, 08/31/27
(e)
................ 600 588,286
China Great Wall International Holdings V Ltd.,
2.38%, 08/18/30
(e)
................ 800 708,512
China Great Wall International Holdings VI Ltd.,
5.25%, 04/23/28
(e)
................ 400 403,021
China Ping An Insurance Overseas Holdings
Ltd.
(e)
2.85% , 08/12/31 .................. 600 534,869
6.13% , 05/16/34 .................. 200 211,113
CI Financial Corp.
7.50% , 05/30/29
(d)
................. 655 692,223
3.20% , 12/17/30 .................. 965 856,685
4.10% , 06/15/51 .................. 295 211,447
CICC Hong Kong Finance 2016 MTN Ltd.
(e)
5.01% , 01/18/27 .................. 400 402,328
(SOFR Index + 0.95%), 5.26% , 01/18/27
(g)
600 602,075
Citadel Finance LLC, 5.90%, 02/10/30
(d)
.... 1,015 1,019,143
Citadel LP
(d)
4.88% , 01/15/27 .................. 285 284,115
6.00% , 01/23/30 .................. 100 103,030
6.38% , 01/23/32 .................. 70 72,600
CME Group, Inc.
3.75% , 06/15/28 .................. 1,105 1,093,931
4.40% , 03/15/30 .................. 425 425,046
2.65% , 03/15/32 .................. 835 745,930
5.30% , 09/15/43 .................. 768 763,603
4.15% , 06/15/48 .................. 808 674,726
Coinbase Global, Inc.
(d)
3.38% , 10/01/28 .................. 1,010 950,950
3.63% , 10/01/31 .................. 720 644,645
Compass Group Diversified Holdings LLC
(d)
5.25% , 04/15/29 .................. 945 877,700
5.00% , 01/15/32
(c)
................. 310 272,332
Credit Suisse USA LLC, 7.13%, 07/15/32 ... 1,229 1,393,289
CSCIF Hong Kong Ltd., (SOFR Index + 0.67%),
4.98%, 05/31/27
(e) (g)
............... 400 399,767
CSI MTN Ltd.
(e)
(SOFR Index + 0.73%), 5.03% , 10/22/27
(g)
600 600,857
4.38% , 04/22/28 .................. 400 398,259
Deutsche Bank AG
5.37% , 09/09/27 .................. 810 826,500
(1-day SOFR + 1.22%), 2.31% , 11/16/27
(g)
1,485 1,440,704
(1-day SOFR + 1.32%), 2.55% , 01/07/28
(g)
1,475 1,430,784
(1-day SOFR + 1.59%), 5.71% , 02/08/28
(g)
525 532,801

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
5.52% , 09/01/28 .................. USD 860 $ 874,553
(1-day SOFR + 1.21%), 5.37% , 01/10/29
(g)
465 472,578
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(g)
1,565 1,638,981
5.41% , 05/10/29 .................. 1,190 1,226,768
(1-day SOFR + 2.51%), 6.82% , 11/20/29
(g)
1,425 1,516,471
(1-day SOFR + 1.70%), 5.00% , 09/11/30
(g)
925 932,539
(1-day SOFR + 1.72%), 5.30% , 05/09/31
(g)
750 762,374
(1-day SOFR + 5.44%), 5.88% , 07/08/31
(g)
550 564,895
(1-day SOFR + 1.30%), 4.95% , 08/04/31
(g)
785 785,961
(1-day SOFR + 3.04%), 3.55% , 09/18/31
(g)
1,715 1,610,410
(1-day SOFR + 2.76%), 3.73% , 01/14/32
(g)
810 749,485
(1-day SOFR + 1.72%), 3.04% , 05/28/32
(g)
1,073 964,978
(5-Year USD Swap Rate + 2.55%), 4.88% ,
12/01/32
(g)
.................... 1,054 1,044,143
(1-day SOFR + 2.26%), 3.74% , 01/07/33
(g)
1,355 1,224,420
(1-day SOFR + 3.65%), 7.08% , 02/10/34
(g)
1,440 1,553,752
(1-day SOFR + 2.05%), 5.40% , 09/11/35
(g)
1,090 1,086,637
Dresdner Funding Trust I, 8.15%, 06/30/31
(d)
. 1,010 1,112,713
Dua Capital Ltd., 2.78%, 05/11/31
(e)
....... 600 543,861
Eaton Vance Corp., 3.50%, 04/06/27 ...... 847 834,824
EQT AB, 5.85%, 05/08/35
(d)
............ 200 203,546
FactSet Research Systems, Inc.
2.90% , 03/01/27 .................. 580 566,375
3.45% , 03/01/32 .................. 220 200,531
Fairfax India Holdings Corp., 5.00%, 02/26/28
(e)
500 468,889
FMR LLC
(d)
7.57% , 06/15/29 .................. 1,015 1,125,067
4.95% , 02/01/33 .................. 390 386,579
6.45% , 11/15/39 .................. 420 459,611
6.50% , 12/14/40 .................. 135 148,614
5.15% , 02/01/43 .................. 423 396,172
Focus Financial Partners LLC, 6.75%,
09/15/31
(d)
..................... 995 1,016,704
Franklin BSP Capital Corp., 7.20%, 06/15/29 . 40 41,449
Franklin Resources, Inc.
1.60% , 10/30/30 .................. 1,394 1,203,132
2.95% , 08/12/51 .................. 703 429,260
FS KKR Capital Corp.
2.63% , 01/15/27 .................. 595 571,973
3.25% , 07/15/27 .................. 450 432,299
3.13% , 10/12/28 .................. 860 793,209
7.88% , 01/15/29 .................. 465 492,556
6.88% , 08/15/29 .................. 565 583,154
6.13% , 01/15/30 .................. 515 516,707
Gaci First Investment Co.
(e)
5.00% , 10/13/27 .................. 1,000 1,008,736
5.00% , 01/29/29 .................. 2,000 2,022,271
5.25% , 01/29/30 .................. 2,400 2,452,116
4.75% , 02/14/30 .................. 1,800 1,807,471
5.25% , 10/13/32 .................. 1,800 1,838,811
5.25% , 01/29/34 .................. 1,600 1,621,108
5.63% , 07/29/34 .................. 1,400 1,453,955
4.88% , 02/14/35 .................. 1,600 1,573,783
5.13% , 02/14/53 .................. 1,600 1,382,360
5.38% , 01/29/54 .................. 1,400 1,246,679
5.38% , 10/13/2122 ................ 600 499,630
Goldman Sachs BDC, Inc., 6.38%, 03/11/27 . 520 530,352
Goldman Sachs Group, Inc. (The)
3.50% , 11/16/26 .................. 2,329 2,299,020
5.95% , 01/15/27 .................. 1,151 1,179,067
3.85% , 01/26/27 .................. 2,239 2,220,891
(1-day SOFR + 0.82%), 1.54% , 09/10/27
(g)
2,939 2,839,860
(1-day SOFR + 0.91%), 1.95% , 10/21/27
(g)
4,000 3,874,117
(1-day SOFR + 1.11%), 2.64% , 02/24/28
(g)
3,005 2,916,213
(1-day SOFR + 1.85%), 3.62% , 03/15/28
(g)
2,685 2,644,393
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.32%), 4.94% , 04/23/28
(g)
USD 395 $ 397,417
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28
(g)
.................... 2,253 2,219,187
(1-day SOFR + 1.73%), 4.48% , 08/23/28
(g)
2,070 2,070,323
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(g)
.................... 2,385 2,340,914
(3-mo. CME Term SOFR + 1.56%), 4.22% ,
05/01/29
(g)
.................... 3,807 3,779,583
(1-day SOFR + 1.77%), 6.48% , 10/24/29
(g)
1,615 1,706,849
2.60% , 02/07/30 .................. 2,273 2,100,271
3.80% , 03/15/30 .................. 2,876 2,797,778
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(g)
2,760 2,865,060
(1-day SOFR
+
1.21%), 5.05% , 07/23/30
(g)
2,195 2,229,443
(1-day SOFR + 1.14%), 4.69% , 10/23/30
(g)
1,530 1,528,338
(1-day SOFR + 1.08%), 5.21% , 01/28/31
(g)
2,330 2,379,438
(1-day SOFR + 1.58%), 5.22% , 04/23/31
(g)
3,335 3,410,864
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(g)
2,727 2,363,931
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(g)
3,007 2,676,345
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(g)
3,533 3,085,507
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(g)
2,635 2,320,275
6.13% , 02/15/33 .................. 1,958 2,134,629
(1-day SOFR + 1.41%), 3.10% , 02/24/33
(g)
3,528 3,171,025
(1-day SOFR + 1.95%), 6.56% , 10/24/34
(g)
1,245 1,375,750
(1-day SOFR + 1.55%), 5.85% , 04/25/35
(g)
2,865 3,000,138
(1-day SOFR + 1.55%), 5.33% , 07/23/35
(g)
3,325 3,356,067
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(g)
3,820 3,762,341
(1-day SOFR + 1.38%), 5.54% , 01/28/36
(g)
3,325 3,401,628
6.45% , 05/01/36 .................. 883 946,197
6.75% , 10/01/37 .................. 4,940 5,432,987
(3-mo. CME Term SOFR + 1.63%), 4.02% ,
10/31/38
(g)
.................... 2,792 2,437,107
(3-mo. CME Term SOFR + 1.69%), 4.41% ,
04/23/39
(g)
.................... 1,799 1,622,654
6.25% , 02/01/41 .................. 2,650 2,836,450
(1-day SOFR + 1.51%), 3.21% , 04/22/42
(g)
2,348 1,753,833
(1-day SOFR + 1.47%), 2.91% , 07/21/42
(g)
1,685 1,203,116
(1-day SOFR + 1.63%), 3.44% , 02/24/43
(g)
2,015 1,534,408
4.80% , 07/08/44 .................. 1,986 1,783,817
5.15% , 05/22/45 .................. 2,088 1,886,024
4.75% , 10/21/45 .................. 1,868 1,653,335
(1-day SOFR + 1.58%), 5.56% , 11/19/45
(g)
2,685 2,651,431
(1-day SOFR + 1.70%), 5.73% , 01/28/56
(g)
2,395 2,404,282
Goldman Sachs Private Credit Corp.
(d)
5.88% , 05/06/28 .................. 195 196,485
6.25% , 05/06/30 .................. 205 207,350
Golub Capital BDC, Inc.
2.50% , 08/24/26 .................. 495 482,115
2.05% , 02/15/27 .................. 565 539,005
7.05% , 12/05/28 .................. 505 529,753
6.00% , 07/15/29 .................. 665 675,074
Golub Capital Private Credit Fund
5.45% , 08/15/28
(d)
................. 220 219,241
5.80% , 09/12/29 .................. 305 306,081
5.88% , 05/01/30 .................. 15 15,062
Hainan State Farms International Capital HK
Co. Ltd., 6.20%, 01/29/27
(e)
.......... 400 406,115
Hana Securities Co. Ltd., 5.00%, 04/30/28
(e)
. 400 402,976
HAT Holdings I LLC
(d)
8.00% , 06/15/27 .................. 970 1,005,983
3.75% , 09/15/30
(c)
................. 600 545,212
Hercules Capital, Inc.
2.63% , 09/16/26 .................. 115 111,574
3.38% , 01/20/27
(c)
................. 150 145,765
6.00% , 06/16/30 .................. 200 200,027

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Hightower Holding LLC
(d)
6.75% , 04/15/29 .................. USD 356 $ 354,265
9.13% , 01/31/30 .................. 430 457,295
Hualu International Finance BVI Ltd., 2.20%,
10/27/26
(e)
..................... 200 192,351
Hutchison Whampoa Finance CI Ltd., 7.50%,
08/01/27
(d)
..................... 115 121,179
Intercontinental Exchange, Inc.
3.10% , 09/15/27 .................. 961 936,845
4.00% , 09/15/27 .................. 1,763 1,752,993
3.63% , 09/01/28 .................. 110 107,664
3.75% , 09/21/28 .................. 1,067 1,048,764
4.35% , 06/15/29 .................. 1,483 1,483,961
2.10% , 06/15/30 .................. 1,706 1,529,315
5.25% , 06/15/31 .................. 620 641,059
1.85% , 09/15/32 .................. 2,002 1,658,720
4.60% , 03/15/33 .................. 1,203 1,191,376
2.65% , 09/15/40 .................. 1,095 789,180
4.25% , 09/21/48 .................. 1,298 1,066,152
3.00% , 06/15/50 .................. 1,352 880,182
4.95% , 06/15/52 .................. 1,508 1,355,012
3.00% , 09/15/60 .................. 1,068 644,094
5.20% , 06/15/62 .................. 898 832,755
Invesco Finance plc, 5.38%, 11/30/43 ..... 435 414,682
JAB Holdings BV
(d)
3.75% , 05/28/51 .................. 615 406,974
4.50% , 04/08/52 .................. 445 334,637
Jane Street Group
(d)
4.50% , 11/15/29 .................. 550 526,926
7.13% , 04/30/31 .................. 1,345 1,389,548
6.13% , 11/01/32 .................. 1,155 1,146,592
6.75% , 05/01/33 .................. 510 522,140
Janus Henderson US Holdings, Inc., 5.45%,
09/10/34 ...................... 245 241,103
Jefferies Financial Group, Inc.
4.85% , 01/15/27 .................. 860 863,959
6.45% , 06/08/27 .................. 495 510,179
5.88% , 07/21/28 .................. 1,165 1,204,627
4.15% , 01/23/30 .................. 1,162 1,134,522
2.63% , 10/15/31 .................. 1,000 871,134
2.75% , 10/15/32 .................. 450 381,860
6.20% , 04/14/34 .................. 1,485 1,551,038
6.25% , 01/15/36 .................. 585 607,049
6.50% , 01/20/43 .................. 200 208,503
Joy Treasure Assets Holdings, Inc.
(e)
5.50% , 02/01/27 .................. 800 806,333
4.50% , 03/20/29 .................. 200 197,660
5.75% , 06/06/29 .................. 400 411,813
3.50% , 09/24/29 .................. 800 759,833
2.75% , 11/17/30 .................. 600 541,425
KB Securities Co. Ltd., 2.13%, 11/01/26
(e)
... 200 193,801
Khazanah Capital Ltd.
(e)
4.88% , 06/01/33 .................. 800 804,242
4.76% , 09/05/34 .................. 400 396,639
Khazanah Global Sukuk Bhd.
(e)
4.69% , 06/01/28 .................. 800 803,973
4.48% , 09/05/29 .................. 400 400,969
KKR Group Finance Co. II LLC, 5.50%,
02/01/43
(c) (d)
.................... 206 197,694
KKR Group Finance Co. III LLC, 5.13%,
06/01/44
(d)
..................... 1,095 1,013,473
KKR Group Finance Co. VI LLC, 3.75%,
07/01/29
(d)
..................... 1,118 1,087,191
KKR Group Finance Co. VII LLC, 3.63%,
02/25/50
(d)
..................... 635 447,849
Security
Par (000)
Par (000) Value
Capital Markets (continued)
KKR Group Finance Co. VIII LLC, 3.50%,
08/25/50
(d)
..................... USD 845 $ 584,162
KKR Group Finance Co. X LLC, 3.25%,
12/15/51
(d)
..................... 830 539,733
KKR Group Finance Co. XII LLC, 4.85%,
05/17/32
(d)
..................... 781 778,840
Korea Investment & Securities Co. Ltd., 6.88%,
11/06/26
(e)
..................... 400 409,565
Lazard Group LLC
3.63% , 03/01/27 .................. 393 386,468
4.50% , 09/19/28 .................. 647 643,853
4.38% , 03/11/29 .................. 529 523,532
6.00% , 03/15/31 .................. 350 366,687
5.63% , 08/01/35 .................. 275 274,807
Legg Mason, Inc., 5.63%, 01/15/44 ....... 546 539,203
LPL Holdings, Inc.
5.70% , 05/20/27 .................. 270 274,428
4.63% , 11/15/27
(d)
................. 1,398 1,390,348
4.90% , 04/03/28 .................. 125 125,744
6.75% , 11/17/28 .................. 620 658,259
4.00% , 03/15/29
(d)
................. 1,365 1,323,178
5.20% , 03/15/30 .................. 130 131,535
5.15% , 06/15/30 .................. 125 126,405
4.38% , 05/15/31
(d)
................. 990 947,700
6.00% , 05/20/34 .................. 600 620,075
5.65% , 03/15/35 .................. 630 632,371
5.75% , 06/15/35 .................. 195 197,138
Macquarie Bank Ltd.
(d)
5.39% , 12/07/26 .................. 900 911,950
5.27% , 07/02/27 .................. 805 818,172
4.33% , 06/12/28 .................. 115 115,037
3.62% , 06/03/30 .................. 930 875,238
6.80% , 01/18/33 .................. 815 878,744
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.05% ,
03/03/36
(g)
.................... 1,002 889,083
Macquarie Group Ltd.
(d)(g)
(1-day SOFR + 0.91%), 1.63% , 09/23/27 . 1,000 966,145
(1-day SOFR + 1.00%), 1.94% , 04/14/28 . 490 468,038
(1-day SOFR + 2.13%), 4.10% , 06/21/28 . 595 588,698
(3-mo. CME Term SOFR + 1.63%), 3.76% ,
11/28/28 ..................... 820 803,505
(3-mo. CME Term SOFR + 1.99%), 4.65% ,
03/27/29 ..................... 478 477,776
(3-mo. CME Term SOFR + 2.01%), 5.03% ,
01/15/30 ..................... 1,013 1,023,953
(1-day SOFR + 1.44%), 2.69% , 06/23/32 . 1,325 1,172,342
(1-day SOFR + 1.53%), 2.87% , 01/14/33 . 1,285 1,131,911
(1-day SOFR + 2.41%), 4.44% , 06/21/33 . 650 625,272
(1-day SOFR + 2.87%), 5.49% , 11/09/33
(c)
880 899,797
(1-day SOFR + 2.38%), 5.89% , 06/15/34
(c)
735 770,788
(1-day SOFR + 2.30%), 6.26% , 12/07/34
(c)
1,025 1,102,289
Magellan Capital Holdings plc, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.23%), 8.38%, 07/08/29
(e) (g)
... 200 199,584
Main Street Capital Corp.
6.50% , 06/04/27 .................. 355 362,453
6.95% , 03/01/29 .................. 180 187,500
Marex Group plc, 6.40%, 11/04/29 ....... 585 599,854
MDGH GMTN RSC Ltd.
3.00% , 03/28/27
(e)
................. 200 195,514
4.50% , 11/07/28
(e)
................. 800 804,421
3.75% , 04/19/29
(e)
................. 600 586,654
2.88% , 11/07/29
(e)
................. 850 797,623
2.88% , 05/21/30
(e)
................. 1,000 931,940

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
2.50% , 06/03/31
(e)
................. USD 1,000 $ 891,439
3.38% , 03/28/32
(e)
................. 800 738,683
5.50% , 04/28/33
(e)
................. 1,200 1,254,523
4.38% , 11/22/33
(e)
................. 1,200 1,157,293
5.88% , 05/01/34
(e)
................. 1,000 1,067,344
5.29% , 06/04/34
(e)
................. 200 205,533
6.88% , 11/01/41
(d)
................. 200 229,468
3.70% , 11/07/49
(e)
................. 1,600 1,179,950
3.95% , 05/21/50
(e)
................. 2,000 1,528,759
3.40% , 06/07/51
(e)
................. 1,000 696,019
5.08% , 05/22/53
(e)
................. 600 548,477
Mdgh Sukuk Ltd.
(e)
4.96% , 04/04/34 .................. 1,200 1,223,640
5.00% , 06/04/35 .................. 400 407,463
Mirae Asset Securities Co. Ltd.
(e)
5.88% , 01/26/27 .................. 600 608,853
5.25% , 03/06/28 .................. 400 404,136
6.00% , 01/26/29 .................. 600 621,653
Moody's Corp.
3.25% , 01/15/28 .................. 787 768,734
4.25% , 02/01/29 .................. 680 677,548
2.00% , 08/19/31 .................. 710 613,023
4.25% , 08/08/32 .................. 165 160,546
5.00% , 08/05/34 .................. 535 537,692
2.75% , 08/19/41 .................. 710 496,649
5.25% , 07/15/44 .................. 519 490,452
4.88% , 12/17/48 .................. 460 406,566
3.25% , 05/20/50 .................. 340 226,202
3.75% , 02/25/52 .................. 590 433,902
3.10% , 11/29/61 .................. 485 299,090
Morgan Stanley
6.25% , 08/09/26 .................. 1,225 1,247,138
4.35% , 09/08/26 .................. 2,587 2,580,190
3.63% , 01/20/27 .................. 2,152 2,130,977
3.95% , 04/23/27 .................. 2,637 2,614,824
(1-day SOFR + 1.00%), 2.48% , 01/21/28
(g)
1,755 1,703,607
(1-day SOFR + 1.01%), 5.65% , 04/13/28
(g)
2,050 2,088,830
(1-day SOFR + 1.61%), 4.21% , 04/20/28
(g)
1,739 1,731,348
3.59% , 07/22/28
(g)
................. 2,871 2,819,966
(1-day SOFR + 2.24%), 6.30% , 10/18/28
(g)
1,575 1,634,828
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29
(g)
.................... 2,835 2,788,292
(1-day SOFR + 1.73%), 5.12% , 02/01/29
(g)
2,115 2,146,493
(1-day SOFR + 1.38%), 4.99% , 04/12/29
(g)
735 743,878
(1-day SOFR + 1.59%), 5.16% , 04/20/29
(g)
3,025 3,073,178
(1-day SOFR + 1.63%), 5.45% , 07/20/29
(g)
1,585 1,627,224
(1-day SOFR + 1.83%), 6.41% , 11/01/29
(g)
1,520 1,603,910
(1-day SOFR + 1.45%), 5.17% , 01/16/30
(g)
2,875 2,933,231
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30
(g)
.................... 2,491 2,481,582
(1-day SOFR + 1.26%), 5.66% , 04/18/30
(g)
1,970 2,040,395
(1-day SOFR + 1.22%), 5.04% , 07/19/30
(g)
2,330 2,369,222
(1-day SOFR + 1.10%), 4.65% , 10/18/30
(g)
3,210 3,215,078
(1-day SOFR + 1.11%), 5.23% , 01/15/31
(g)
2,125 2,175,079
(1-day SOFR + 1.14%), 2.70% , 01/22/31
(g)
3,451 3,180,083
(1-day SOFR + 3.12%), 3.62% , 04/01/31
(g)
2,804 2,685,291
(1-day SOFR + 1.51%), 5.19% , 04/17/31
(g)
3,070 3,135,668
(1-day SOFR + 1.03%), 1.79% , 02/13/32
(g)
2,593 2,218,358
7.25% , 04/01/32 .................. 1,533 1,756,351
(1-day SOFR + 1.02%), 1.93% , 04/28/32
(g)
2,870 2,459,418
(1-day SOFR + 1.18%), 2.24% , 07/21/32
(g)
3,340 2,894,761
(1-day SOFR + 1.20%), 2.51% , 10/20/32
(g)
2,303 2,014,459
(1-day SOFR + 1.29%), 2.94% , 01/21/33
(g)
3,018 2,695,740
(1-day SOFR + 2.08%), 4.89% , 07/20/33
(g)
1,680 1,680,577
(1-day SOFR + 2.56%), 6.34% , 10/18/33
(g)
2,605 2,820,570
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.87%), 5.25% , 04/21/34
(g)
USD 3,455 $ 3,510,418
(1-day SOFR + 1.88%), 5.42% , 07/21/34
(g)
2,400 2,458,824
(1-day SOFR + 2.05%), 6.63% , 11/01/34
(g)
1,760 1,938,801
(1-day SOFR + 1.73%), 5.47% , 01/18/35
(g)
2,660 2,725,259
(1-day SOFR + 1.58%), 5.83% , 04/19/35
(g)
3,090 3,241,816
(1-day SOFR + 1.56%), 5.32% , 07/19/35
(g)
3,435 3,476,525
(1-day SOFR + 1.42%), 5.59% , 01/18/36
(g)
2,315 2,376,772
(1-day SOFR + 1.76%), 5.66% , 04/17/36
(g)
3,160 3,260,258
(1-day SOFR + 1.36%), 2.48% , 09/16/36
(g)
3,243 2,763,817
(1-day SOFR + 2.62%), 5.30% , 04/20/37
(g)
1,395 1,395,700
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 5.95% ,
01/19/38
(g)
.................... 2,375 2,455,649
3.97% , 07/22/38
(g)
................. 2,474 2,163,679
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.94% ,
02/07/39
(g)
.................... 1,175 1,214,756
(3-mo. CME Term SOFR + 1.69%), 4.46% ,
04/22/39
(g)
.................... 1,291 1,193,116
(1-day SOFR + 1.49%), 3.22% , 04/22/42
(g)
2,230 1,690,993
6.38% , 07/24/42 .................. 2,082 2,282,746
4.30% , 01/27/45 .................. 2,635 2,241,931
4.38% , 01/22/47 .................. 2,504 2,131,677
(1-day SOFR + 4.84%), 5.60% , 03/24/51
(g)
2,145 2,119,454
(1-day SOFR + 1.43%), 2.80% , 01/25/52
(g)
2,209 1,366,843
(1-day SOFR + 1.71%), 5.52% , 11/19/55
(g)
2,310 2,259,206
Morgan Stanley Direct Lending Fund
4.50% , 02/11/27
(c)
................. 70 69,468
6.15% , 05/17/29 .................. 315 322,513
6.00% , 05/19/30
(c)
................. 270 271,552
MSCI, Inc.
(d)
4.00% , 11/15/29 .................. 1,230 1,189,072
3.63% , 09/01/30 .................. 893 837,460
3.88% , 02/15/31 .................. 1,295 1,217,071
3.63% , 11/01/31 .................. 590 541,778
3.25% , 08/15/33 .................. 750 656,452
MSD Investment Corp., 6.25%, 05/31/30
(d)
.. 205 205,168
Mumtalakat Sukuk Holding Co., 4.10%,
01/21/27
(e)
..................... 400 388,244
Nasdaq, Inc.
5.35% , 06/28/28 .................. 1,040 1,067,734
1.65% , 01/15/31 .................. 803 692,590
5.55% , 02/15/34 .................. 1,151 1,193,266
2.50% , 12/21/40 .................. 725 498,723
3.25% , 04/28/50 .................. 605 405,544
3.95% , 03/07/52 .................. 302 225,291
5.95% , 08/15/53 .................. 775 788,140
6.10% , 06/28/63 .................. 595 607,821
Neuberger Berman Group LLC
(d)
4.50% , 03/15/27 .................. 495 491,607
4.88% , 04/15/45
(c)
................. 475 402,538
New Mountain Finance Corp.
6.20% , 10/15/27 .................. 345 349,208
6.88% , 02/01/29 .................. 40 40,889
NH Investment & Securities Co. Ltd., 1.88%,
10/07/26
(e)
..................... 400 387,140
Nomura Holdings, Inc.
2.33% , 01/22/27 .................. 1,260 1,218,722
5.59% , 07/02/27 .................. 635 646,853
5.39% , 07/06/27 .................. 635 643,564
5.84% , 01/18/28 .................. 530 544,711
6.07% , 07/12/28 .................. 450 467,616
2.17% , 07/14/28 .................. 1,240 1,157,299
2.71% , 01/22/29 .................. 1,020 954,858
5.61% , 07/06/29 .................. 460 474,345

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.10% , 01/16/30 .................. USD 1,065 $ 992,012
4.90% , 07/01/30 .................. 600 600,752
2.68% , 07/16/30 .................. 1,340 1,211,447
2.61% , 07/14/31 .................. 885 779,100
3.00% , 01/22/32 .................. 880 782,794
6.18% , 01/18/33 .................. 635 674,895
6.09% , 07/12/33
(c)
................. 655 695,068
5.78% , 07/03/34 .................. 985 1,020,729
5.49% , 06/29/35 .................. 600 604,893
North Haven Private Income Fund LLC, 5.75%,
02/01/30 ...................... 20 19,786
Northern Trust Corp.
4.00% , 05/10/27 .................. 1,655 1,648,407
3.65% , 08/03/28 .................. 496 488,118
3.15% , 05/03/29 .................. 789 758,058
1.95% , 05/01/30 .................. 1,170 1,050,567
3.38% , 05/08/32
(g)
................. 504 488,811
6.13% , 11/02/32 .................. 675 728,009
Nuveen Churchill Direct Lending Corp., 6.65%,
03/15/30 ...................... 25 25,694
Nuveen LLC
(d)
4.00% , 11/01/28 .................. 1,218 1,203,382
5.55% , 01/15/30 .................. 600 623,535
5.85% , 04/15/34 .................. 620 643,281
Oaktree Specialty Lending Corp.
2.70% , 01/15/27 .................. 535 514,418
7.10% , 02/15/29 .................. 415 427,111
6.34% , 02/27/30 .................. 165 164,605
Oaktree Strategic Credit Fund
8.40% , 11/14/28 .................. 265 285,389
6.50% , 07/23/29
(c)
................. 360 369,317
6.19% , 07/15/30
(d)
................. 225 226,208
Ontario Teachers' Finance Trust, 1.25%,
09/27/30
(d)
..................... 1,500 1,296,341
Osaic Holdings, Inc.
(d)
10.75% , 08/01/27
(c)
................ 340 340,000
6.75% , 08/01/32 .................. 80 80,971
8.00% , 08/01/33 .................. 65 66,047
Otel Sukuk Ltd., 5.38%, 01/24/31
(e)
....... 400 404,369
Pioneer Reward Ltd.
(e)
5.25% , 08/09/26 .................. 800 805,321
(SOFR Index + 0.90%), 5.21% , 11/29/26
(g)
200 200,520
Prospect Capital Corp.
(c)
3.36% , 11/15/26 .................. 455 436,655
3.44% , 10/15/28 .................. 450 406,238
Raymond James Financial, Inc.
4.65% , 04/01/30 .................. 722 729,208
4.95% , 07/15/46 .................. 882 793,022
3.75% , 04/01/51 .................. 771 561,427
Rongshi International Finance Ltd.
(e)
1.88% , 11/22/26 .................. 600 579,847
3.63% , 05/04/27 .................. 800 789,384
S&P Global, Inc.
2.95% , 01/22/27 .................. 595 583,477
2.45% , 03/01/27 .................. 970 943,014
4.75% , 08/01/28 .................. 830 839,368
2.70% , 03/01/29 .................. 1,045 988,330
4.25% , 05/01/29 .................. 1,123 1,120,378
2.50% , 12/01/29 .................. 670 621,777
1.25% , 08/15/30 .................. 341 293,209
2.90% , 03/01/32 .................. 485 438,137
5.25% , 09/15/33 .................. 675 697,365
3.25% , 12/01/49 .................. 824 577,694
3.70% , 03/01/52 .................. 1,050 787,922
2.30% , 08/15/60 .................. 998 508,447
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.90% , 03/01/62 .................. USD 470 $ 351,785
Sixth Street Lending Partners
6.50% , 03/11/29 .................. 540 556,475
5.75% , 01/15/30 .................. 620 620,884
6.13% , 07/15/30
(d)
................. 55 56,019
Sixth Street Specialty Lending, Inc.
2.50% , 08/01/26
(c)
................. 320 312,984
6.95% , 08/14/28 .................. 140 146,882
6.13% , 03/01/29 .................. 90 92,170
5.63% , 08/15/30 .................. 205 205,465
SMIC SG Holdings Pte. Ltd., 5.38%, 07/24/29
(e)
600 609,206
State Elite Global Ltd., 1.50%, 09/29/26
(e)
... 600 580,393
State Street Bank & Trust Co.
4.59% , 11/25/26 .................. 500 502,282
4.78% , 11/23/29 .................. 790 804,146
State Street Corp.
5.27% , 08/03/26 .................. 705 710,215
4.99% , 03/18/27 .................. 1,200 1,213,631
4.33% , 10/22/27 .................. 1,060 1,061,787
(1-day SOFR + 0.56%), 1.68% , 11/18/27
(g)
320 308,607
(1-day SOFR + 0.73%), 2.20% , 02/07/28
(g)
490 474,319
4.54% , 02/28/28 .................. 635 639,510
(1-day SOFR + 0.95%), 4.54% , 04/24/28
(g)
285 285,889
(1-day SOFR + 1.72%), 5.82% , 11/04/28
(g)
445 458,713
(1-day SOFR + 1.02%), 4.53% , 02/20/29
(g)
1,055 1,058,641
(1-day SOFR + 1.48%), 5.68% , 11/21/29
(g)
1,095 1,139,104
(3-mo. CME Term SOFR + 1.29%), 4.14% ,
12/03/29
(g)
.................... 580 575,699
2.40% , 01/24/30 .................. 1,128 1,045,138
4.73% , 02/28/30 .................. 680 686,697
4.83% , 04/24/30 .................. 895 909,207
2.20% , 03/03/31 .................. 1,010 889,954
(1-day SOFR + 2.65%), 3.15% , 03/30/31
(g)
633 597,796
(1-day SOFR + 1.05%), 4.68% , 10/22/32
(g)
910 907,476
(1-day SOFR + 1.00%), 2.62% , 02/07/33
(g)
515 453,569
(1-day SOFR + 1.61%), 4.42% , 05/13/33
(g)
880 860,821
(1-day SOFR + 1.73%), 4.16% , 08/04/33
(g)
697 668,668
(1-day SOFR + 1.57%), 4.82% , 01/26/34
(g)
800 794,724
(1-day SOFR + 1.89%), 5.16% , 05/18/34
(g)
595 605,772
(1-day SOFR + 1.49%), 3.03% , 11/01/34
(g)
568 524,832
(1-day SOFR + 1.96%), 6.12% , 11/21/34
(g)
615 654,835
(1-day SOFR + 1.22%), 5.15% , 02/28/36
(g)
600 603,121
Stifel Financial Corp., 4.00%, 05/15/30 ..... 395 380,467
Stonex Escrow Issuer LLC, 6.88%, 07/15/32
(d)
350 356,617
StoneX Group, Inc., 7.88%, 03/01/31
(d)
..... 540 568,460
Suci Second Investment Co.
(e)
4.38% , 09/10/27 .................. 1,400 1,394,944
6.00% , 10/25/28 .................. 2,200 2,289,036
5.17% , 03/05/31 .................. 2,000 2,039,265
4.88% , 05/08/32 .................. 200 199,672
6.25% , 10/25/33 .................. 1,400 1,521,231
SURA Asset Management SA, 6.35%,
05/13/32
(e)
..................... 400 419,370
Temasek Financial I Ltd.
(d)
3.63% , 08/01/28
(c)
................. 1,100 1,086,181
1.00% , 10/06/30 .................. 500 427,814
1.63% , 08/02/31
(c)
................. 1,000 868,635
5.38% , 11/23/39 .................. 750 807,018
2.38% , 08/02/41 .................. 750 539,593
3.38% , 07/23/42 .................. 500 411,276
2.25% , 04/06/51 .................. 850 515,515
2.75% , 08/02/61 .................. 1,100 686,888
2.50% , 10/06/70
(c)
................. 1,000 556,276
TPG Operating Group II LP, 5.88%, 03/05/34 . 555 575,800
TVF Varlik Kiralama A/S, 6.95%, 01/23/30
(e)
.. 1,000 1,012,437

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
UBS AG
1.25% , 08/07/26 .................. USD 1,420 $ 1,375,999
5.00% , 07/09/27 .................. 1,740 1,760,716
(1-day SOFR + 0.72%), 4.86% , 01/10/28
(g)
320 321,881
7.50% , 02/15/28 .................. 1,860 1,998,374
5.65% , 09/11/28 .................. 645 669,261
4.50% , 06/26/48 .................. 1,447 1,246,948
UBS Group AG
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.70% ,
08/05/27
(d) (g)
................... 1,635 1,635,162
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 1.49% ,
08/10/27
(d) (g)
................... 2,050 1,985,129
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.33% ,
12/22/27
(d) (g)
................... 1,415 1,448,745
4.28% , 01/09/28
(d)
................. 1,975 1,962,120
4.25% , 03/23/28
(d)
................. 2,160 2,142,599
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 4.75% ,
05/12/28
(d) (g)
................... 1,145 1,148,245
(1-day SOFR + 3.70%), 6.44% , 08/11/28
(d) (g)
1,740 1,801,161
3.87% , 01/12/29
(d) (g)
................ 2,177 2,141,400
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 6.25% ,
09/22/29
(d) (g)
................... 1,710 1,791,083
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.52%), 5.43% ,
02/08/30
(d) (g)
................... 2,200 2,255,040
3.13% , 08/13/30
(d) (g)
................ 1,900 1,792,982
(10-Year USD SOFR ICE Swap Rate +
1.34%), 5.62% , 09/13/30
(d) (g)
........ 830 859,597
(1-day SOFR + 3.73%), 4.19% , 04/01/31
(d) (g)
2,845 2,781,239
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 2.10% ,
02/11/32
(d) (g)
................... 1,180 1,022,276
(1-day SOFR + 1.73%), 3.09% , 05/14/32
(d) (g)
3,100 2,817,212
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.75% ,
02/11/33
(d) (g)
................... 1,485 1,294,560
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 4.99% ,
08/05/33
(d) (g)
................... 1,310 1,306,047
(1-day SOFR + 3.92%), 6.54% , 08/12/33
(d) (g)
2,515 2,734,776
(1-day SOFR + 5.02%), 9.02% , 11/15/33
(d) (g)
1,590 1,963,761
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 5.96% ,
01/12/34
(d) (g)
................... 2,225 2,335,572
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 6.30% ,
09/22/34
(d) (g)
................... 2,150 2,304,922
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.77%), 5.70% ,
02/08/35
(d) (g)
................... 1,800 1,863,286
(1-day SOFR + 1.76%), 5.58% , 05/09/36
(d) (g)
1,020 1,039,061
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 3.18% ,
02/11/43
(d) (g)
................... 1,878 1,376,029
4.88% , 05/15/45 .................. 2,247 2,028,608
(10-Year USD SOFR ICE Swap Rate +
1.86%), 5.38% , 09/06/45
(d) (g)
........ 900 867,895
USAA Capital Corp.
(d)
5.25% , 06/01/27 .................. 300 305,220
4.38% , 06/01/28 .................. 165 165,363
Security
Par (000)
Par (000) Value
Capital Markets (continued)
2.13% , 05/01/30 .................. USD 555 $ 501,998
VFH Parent LLC, 7.50%, 06/15/31
(d)
...... 540 561,898
Western & Southern Financial Group, Inc.,
5.75%, 07/15/33
(d)
................ 615 634,755
XP, Inc., 6.75%, 07/02/29
(c) (e)
........... 800 815,233
Zhongyuan Zhicheng Co. Ltd., 5.90%,
06/20/27
(e)
..................... 400 406,957
Zhuji Development Ltd., 5.55%, 08/20/27
(e)
.. 400 402,783
667,684,491
Chemicals — 0.5%
Air Liquide Finance SA
(d)
2.50% , 09/27/26 .................. 930 910,366
2.25% , 09/10/29 .................. 1,000 926,189
3.50% , 09/27/46
(c)
................. 615 462,873
Air Products & Chemicals, Inc.
1.85% , 05/15/27 .................. 656 629,418
4.60% , 02/08/29 .................. 1,045 1,054,699
2.05% , 05/15/30 .................. 1,085 975,936
4.75% , 02/08/31 .................. 710 718,672
4.80% , 03/03/33 .................. 1,025 1,027,732
4.85% , 02/08/34 .................. 870 866,732
2.70% , 05/15/40 .................. 843 609,313
2.80% , 05/15/50 .................. 1,057 661,926
Air Products and Chemicals, Inc.
4.30% , 06/11/28 .................. 385 385,225
4.90% , 10/11/32 .................. 345 348,600
Albemarle Corp.
4.65% , 06/01/27 .................. 325 322,722
5.05% , 06/01/32
(c)
................. 665 640,957
5.45% , 12/01/44 .................. 397 335,134
5.65% , 06/01/52
(c)
................. 515 429,235
Alpek SAB de CV
(e)
4.25% , 09/18/29 .................. 400 374,935
3.25% , 02/25/31 .................. 600 521,139
Ashland, Inc.
3.38% , 09/01/31
(c) (d)
................ 455 399,937
6.88% , 05/15/43 .................. 285 295,426
ASP Unifrax Holdings, Inc., 5.25%, 09/30/28
(d)
20 6,935
Avient Corp.
(d)
7.13% , 08/01/30 .................. 710 728,093
6.25% , 11/01/31 .................. 630 632,218
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(d)
................ 510 530,109
Axalta Coating Systems LLC
(d)
4.75% , 06/15/27 .................. 477 472,845
3.38% , 02/15/29 .................. 690 646,407
Bayport Polymers LLC, 5.14%, 04/14/32
(d)
... 70 67,946
Braskem America Finance Co., 7.13%,
07/22/41
(c) (e)
.................... 600 393,402
Braskem Idesa SAPI
(c)(e)
7.45% , 11/15/29 .................. 1,000 708,748
6.99% , 02/20/32 .................. 1,000 670,939
Braskem Netherlands Finance BV
(e)
4.50% , 01/10/28
(c)
................. 1,200 916,129
4.50% , 01/31/30
(c)
................. 1,400 993,840
8.50% , 01/12/31
(c)
................. 800 629,954
7.25% , 02/13/33
(c)
................. 1,000 711,367
8.00% , 10/15/34 .................. 800 568,802
5.88% , 01/31/50
(c)
................. 800 474,218
Cabot Corp.
4.00% , 07/01/29 .................. 575 562,438
5.00% , 06/30/32 .................. 555 553,795
Celanese US Holdings LLC
1.40% , 08/05/26 .................. 305 293,884

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
6.67% , 07/15/27 .................. USD 1,357 $ 1,392,172
6.85% , 11/15/28 .................. 1,080 1,124,996
6.83% , 07/15/29 .................. 685 711,253
6.50% , 04/15/30 .................. 365 369,302
7.05% , 11/15/30 .................. 1,090 1,134,629
6.88% , 07/15/32 .................. 1,040 1,076,670
6.75% , 04/15/33
(c)
................. 470 474,215
7.20% , 11/15/33 .................. 890 928,778
Cerdia Finanz GmbH, 9.38%, 10/03/31
(d)
... 890 932,401
CF Industries, Inc.
4.50% , 12/01/26
(d)
................. 795 794,161
5.15% , 03/15/34 .................. 745 739,127
4.95% , 06/01/43 .................. 691 613,791
5.38% , 03/15/44 .................. 675 628,899
Chemours Co. (The)
5.38% , 05/15/27 .................. 490 479,762
5.75% , 11/15/28
(d)
................. 810 750,008
4.63% , 11/15/29
(d)
................. 667 565,224
8.00% , 01/15/33
(d)
................. 485 451,225
Chevron Phillips Chemical Co. LLC
(d)
3.40% , 12/01/26 .................. 790 779,342
3.70% , 06/01/28 .................. 370 362,856
4.75% , 05/15/30 .................. 420 423,407
CNAC HK Finbridge Co. Ltd.
(e)
4.13% , 07/19/27 .................. 1,400 1,384,798
5.13% , 03/14/28 .................. 1,950 1,969,421
3.88% , 06/19/29 .................. 800 775,264
3.00% , 09/22/30 .................. 1,000 920,425
Consolidated Energy Finance SA
(c)(d)
5.63% , 10/15/28 .................. 600 500,269
12.00% , 02/15/31 ................. 630 592,149
CVR Partners LP, 6.13%, 06/15/28
(d)
...... 515 512,061
Dow Chemical Co. (The)
4.80% , 11/30/28 .................. 915 918,473
7.38% , 11/01/29 .................. 840 920,940
2.10% , 11/15/30 .................. 1,050 914,983
6.30% , 03/15/33 .................. 610 646,932
5.15% , 02/15/34
(c)
................. 605 595,299
4.25% , 10/01/34 .................. 432 388,181
5.35% , 03/15/35 .................. 385 377,011
9.40% , 05/15/39 .................. 591 759,544
5.25% , 11/15/41 .................. 778 697,048
4.38% , 11/15/42 .................. 1,328 1,056,364
4.63% , 10/01/44 .................. 556 448,806
5.55% , 11/30/48 .................. 905 807,633
4.80% , 05/15/49 .................. 684 544,895
3.60% , 11/15/50 .................. 1,251 826,040
6.90% , 05/15/53
(c)
................. 830 868,877
5.60% , 02/15/54 .................. 510 449,877
5.95% , 03/15/55 .................. 475 439,635
DuPont de Nemours, Inc.
4.73% , 11/15/28 .................. 2,693 2,724,762
5.32% , 11/15/38 .................. 1,271 1,303,163
5.42% , 11/15/48 .................. 1,616 1,614,019
Eastman Chemical Co.
4.50% , 12/01/28 .................. 542 541,191
5.00% , 08/01/29 .................. 995 1,006,363
5.75% , 03/08/33 .................. 335 347,719
5.63% , 02/20/34 .................. 410 416,839
4.80% , 09/01/42 .................. 625 544,364
4.65% , 10/15/44 .................. 844 709,877
Ecolab, Inc.
2.70% , 11/01/26 .................. 775 759,753
1.65% , 02/01/27 .................. 215 206,807
3.25% , 12/01/27 .................. 399 389,877
Security
Par (000)
Par (000) Value
Chemicals (continued)
5.25% , 01/15/28 .................. USD 786 $ 805,671
4.30% , 06/15/28 .................. 245 245,438
4.80% , 03/24/30 .................. 915 930,125
1.30% , 01/30/31 .................. 698 591,255
2.13% , 02/01/32 .................. 830 714,219
5.50% , 12/08/41 .................. 80 80,857
3.95% , 12/01/47 .................. 550 436,655
2.13% , 08/15/50 .................. 985 530,242
2.70% , 12/15/51 .................. 993 604,549
2.75% , 08/18/55 .................. 474 279,622
EIDP, Inc.
2.30% , 07/15/30 .................. 602 545,927
5.13% , 05/15/32 .................. 475 483,216
4.80% , 05/15/33 .................. 190 188,367
Element Solutions, Inc., 3.88%, 09/01/28
(d)
.. 820 789,834
EQUATE Petrochemical Co. KSC, 4.25%,
11/03/26
(e)
..................... 1,100 1,092,446
Equate Sukuk Spc Ltd., 5.00%, 09/05/31
(e)
.. 800 798,782
FMC Corp.
3.20% , 10/01/26 .................. 523 513,676
3.45% , 10/01/29 .................. 511 475,924
5.65% , 05/18/33 .................. 580 570,875
4.50% , 10/01/49 .................. 570 427,353
6.38% , 05/18/53 .................. 390 375,182
FXI Holdings, Inc.
12.25% , 11/15/26
(d)
................ 1,306 1,168,675
GC Treasury Center Co. Ltd.
(e)
2.98% , 03/18/31 .................. 1,000 886,068
4.30% , 03/18/51 .................. 300 222,530
GPD Cos., Inc., 12.50%, 12/31/29
(c) (d)
...... 322 279,336
Hanwha Totalenergies Petrochemical Co. Ltd.,
5.50%, 07/18/29
(e)
................ 400 402,220
HB Fuller Co.
4.00% , 02/15/27 .................. 320 314,133
4.25% , 10/15/28 .................. 315 304,070
Herens Holdco SARL, 4.75%, 05/15/28
(d)
... 365 318,214
Huntsman International LLC
4.50% , 05/01/29 .................. 789 750,126
2.95% , 06/15/31 .................. 423 355,770
5.70% , 10/15/34
(c)
................. 390 359,288
ICL Group Ltd., 6.38%, 05/31/38
(d) (e)
....... 753 773,596
Illuminate Buyer LLC, 9.00%, 07/01/28
(d)
.... 464 465,643
INEOS Finance plc
(d)
6.75% , 05/15/28 .................. 445 438,219
7.50% , 04/15/29 .................. 720 717,445
INEOS Quattro Finance 2 plc, 9.63%,
03/15/29
(d)
..................... 405 412,025
Ingevity Corp., 3.88%, 11/01/28
(d)
........ 540 513,107
Innophos Holdings, Inc., 11.50%, 06/15/29
(d)
. 483 488,434
International Flavors & Fragrances, Inc.
1.83% , 10/15/27
(d)
................. 885 831,960
4.45% , 09/26/28 .................. 595 591,869
2.30% , 11/01/30
(d)
................. 980 864,856
3.27% , 11/15/40
(d)
................. 150 110,051
4.38% , 06/01/47 .................. 896 696,113
5.00% , 09/26/48 .................. 975 832,714
3.47% , 12/01/50
(d)
................. 540 361,610
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(d)
1,000 987,800
Kobe U.S. Midco 2, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(c) (d) (h)
........ 263 227,293
Kraton Corp., 5.00%, 07/15/27
(e)
......... 1,000 1,009,764
LG Chem Ltd.
(e)
3.63% , 04/15/29 .................. 400 382,559
2.38% , 07/07/31
(c)
................. 600 519,085

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Linde, Inc.
1.10% , 08/10/30 .................. USD 655 $ 562,257
3.55% , 11/07/42 .................. 516 405,422
2.00% , 08/10/50
(c)
................. 800 417,960
LSB Industries, Inc., 6.25%, 10/15/28
(d)
.... 485 477,040
Lubrizol Corp. (The), 6.50%, 10/01/34 ..... 520 581,459
LYB Finance Co. BV, 8.10%, 03/15/27
(d)
.... 440 461,954
LYB International Finance BV
5.25% , 07/15/43 .................. 812 712,352
4.88% , 03/15/44 .................. 1,099 922,099
LYB International Finance II BV, 3.50%,
03/02/27 ...................... 340 334,023
LYB International Finance III LLC
2.25% , 10/01/30 .................. 645 568,892
5.63% , 05/15/33 .................. 890 899,952
5.50% , 03/01/34 .................. 795 787,030
6.15% , 05/15/35 .................. 175 179,450
3.38% , 10/01/40 .................. 710 514,821
4.20% , 10/15/49 .................. 910 662,443
4.20% , 05/01/50 .................. 1,044 760,662
3.63% , 04/01/51 .................. 1,046 686,060
3.80% , 10/01/60 .................. 695 437,065
LyondellBasell Industries NV, 4.63%, 02/26/55
(c)
585 451,410
Ma'aden Sukuk Ltd.
(e)
5.25% , 02/13/30 .................. 600 611,307
5.50% , 02/13/35 .................. 200 205,965
Mativ Holdings, Inc., 8.00%, 10/01/29
(c) (d)
... 415 373,606
Maxam Prill Sarl, 7.75%, 07/15/30
(d)
...... 390 381,637
MEGlobal BV, 2.63%, 04/28/28
(e)
........ 800 756,420
MEGlobal Canada ULC, 5.88%, 05/18/30
(e)
.. 600 622,599
Methanex Corp.
5.13% , 10/15/27 .................. 680 677,475
5.25% , 12/15/29 .................. 676 664,085
5.65% , 12/01/44 .................. 200 156,076
Methanex US Operations, Inc., 6.25%,
03/15/32
(d)
..................... 575 569,899
Minerals Technologies, Inc., 5.00%, 07/01/28
(d)
410 403,883
Mosaic Co. (The)
4.05% , 11/15/27 .................. 1,040 1,028,262
5.38% , 11/15/28 .................. 455 466,025
5.45% , 11/15/33 .................. 609 620,380
4.88% , 11/15/41 .................. 520 460,075
5.63% , 11/15/43 .................. 380 363,674
NewMarket Corp., 2.70%, 03/18/31 ....... 400 356,842
Nufarm Australia Ltd., 5.00%, 01/27/30
(d)
.... 355 328,861
Nutrien Ltd.
4.00% , 12/15/26 .................. 493 488,951
4.50% , 03/12/27 .................. 375 374,923
5.20% , 06/21/27 .................. 475 480,120
4.90% , 03/27/28 .................. 665 672,455
4.20% , 04/01/29 .................. 793 783,594
2.95% , 05/13/30 .................. 766 711,977
5.25% , 03/12/32 .................. 575 583,531
5.40% , 06/21/34 .................. 450 455,397
4.13% , 03/15/35 .................. 679 615,151
5.88% , 12/01/36 .................. 455 469,159
5.63% , 12/01/40 .................. 245 241,023
6.13% , 01/15/41 .................. 195 200,160
4.90% , 06/01/43 .................. 254 226,590
5.25% , 01/15/45 .................. 578 534,346
5.00% , 04/01/49 .................. 656 580,249
3.95% , 05/13/50 .................. 580 433,324
5.80% , 03/27/53 .................. 575 566,803
OCI NV, 6.70%, 03/16/33
(d)
............ 615 681,499
Security
Par (000)
Par (000) Value
Chemicals (continued)
Olin Corp.
5.63% , 08/01/29
(c)
................. USD 620 $ 611,365
5.00% , 02/01/30 .................. 489 468,164
6.63% , 04/01/33
(d)
................. 640 623,163
Olympus Water US Holding Corp.
(d)
7.13% , 10/01/27 .................. 315 320,068
4.25% , 10/01/28 .................. 815 776,374
9.75% , 11/15/28 .................. 1,650 1,730,502
6.25% , 10/01/29
(c)
................. 420 401,921
7.25% , 06/15/31 .................. 610 623,538
Orbia Advance Corp. SAB de CV
(e)
6.80% , 05/13/30 .................. 400 408,668
2.88% , 05/11/31 .................. 400 335,628
7.50% , 05/13/35 .................. 200 206,346
6.75% , 09/19/42 .................. 400 372,309
5.88% , 09/17/44 .................. 800 671,582
5.50% , 01/15/48 .................. 600 470,337
PPG Industries, Inc.
3.75% , 03/15/28 .................. 566 557,547
2.80% , 08/15/29 .................. 235 220,221
2.55% , 06/15/30 .................. 120 109,226
Rain Carbon, Inc., 12.25%, 09/01/29
(c) (d)
.... 465 500,578
RPM International, Inc.
3.75% , 03/15/27 .................. 680 671,235
4.55% , 03/01/29 .................. 580 576,684
2.95% , 01/15/32 .................. 430 380,763
5.25% , 06/01/45 .................. 250 229,730
4.25% , 01/15/48 .................. 200 162,545
SABIC Capital I BV
(e)
2.15% , 09/14/30 .................. 400 352,493
3.00% , 09/14/50 .................. 600 384,961
SABIC Capital II BV, 4.50%, 10/10/28
(e)
.... 1,000 997,916
Sasol Financing USA LLC
4.38% , 09/18/26 .................. 600 592,133
6.50% , 09/27/28 .................. 800 770,509
8.75% , 05/03/29
(e)
................. 1,000 997,812
5.50% , 03/18/31 .................. 800 664,899
SCIH Salt Holdings, Inc.
(d)
4.88% , 05/01/28 .................. 1,134 1,101,101
6.63% , 05/01/29 .................. 690 681,977
SCIL IV LLC, 5.38%, 11/01/26
(d)
......... 805 800,040
Scotts Miracle-Gro Co. (The)
5.25% , 12/15/26
(c)
................. 495 495,057
4.50% , 10/15/29 .................. 440 422,339
4.00% , 04/01/31 .................. 485 443,098
4.38% , 02/01/32 .................. 405 367,868
Sherwin-Williams Co. (The)
3.45% , 06/01/27 .................. 1,706 1,675,957
4.55% , 03/01/28 .................. 605 607,511
4.30% , 08/15/28 .................. 475 474,339
2.95% , 08/15/29 .................. 874 823,492
2.30% , 05/15/30 .................. 560 505,892
4.50% , 08/15/30 .................. 475 473,489
4.80% , 09/01/31 .................. 435 437,632
2.20% , 03/15/32 .................. 635 543,726
5.15% , 08/15/35 .................. 475 474,252
4.00% , 12/15/42 .................. 110 88,850
4.55% , 08/01/45 .................. 420 354,022
4.50% , 06/01/47 .................. 1,364 1,137,434
3.80% , 08/15/49 .................. 560 412,327
3.30% , 05/15/50 .................. 330 220,475
2.90% , 03/15/52 .................. 655 396,741
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(d)
..................... 715 695,071

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
SNF Group SACA
(d)
3.13% , 03/15/27 .................. USD 380 $ 366,625
3.38% , 03/15/30 .................. 380 349,216
Sociedad Quimica y Minera de Chile SA
(e)
4.25% , 05/07/29 .................. 400 395,066
6.50% , 11/07/33 .................. 800 842,827
5.50% , 09/10/34 .................. 800 780,952
4.25% , 01/22/50 .................. 400 303,470
3.50% , 09/10/51
(c)
................. 600 387,789
Syensqo Finance America LLC
(d)
5.65% , 06/04/29 .................. 410 422,087
5.85% , 06/04/34 .................. 510 521,919
Syngenta Finance NV, 5.18%, 04/24/28
(d)
... 690 693,640
Tronox, Inc., 4.63%, 03/15/29
(c) (d)
........ 1,065 826,005
UPL Corp. Ltd., 4.63%, 06/16/30
(e)
....... 400 363,901
Vibrantz Technologies, Inc., 9.00%, 02/15/30
(c) (d)
773 495,183
Westlake Corp.
3.60% , 08/15/26 .................. 731 722,706
3.38% , 06/15/30 .................. 390 367,142
2.88% , 08/15/41 .................. 485 327,280
5.00% , 08/15/46 .................. 723 622,746
4.38% , 11/15/47 .................. 470 366,359
3.13% , 08/15/51 .................. 615 377,066
3.38% , 08/15/61 .................. 435 256,150
WR Grace Holdings LLC
(d)
4.88% , 06/15/27 .................. 745 740,845
5.63% , 08/15/29 .................. 1,049 968,152
7.38% , 03/01/31 .................. 390 402,300
Xianjin Industry Investment Co. Ltd., 5.80%,
09/05/26
(e)
..................... 200 201,912
Yara International ASA
4.75% , 06/01/28
(d)
................. 1,135 1,135,382
3.15% , 06/04/30
(d)
................. 915 846,723
7.38% , 11/14/32
(c) (e)
................ 655 733,776
168,743,700
Commercial Services & Supplies — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29
(d)
.... 605 535,900
ADT Security Corp. (The)
(d)
4.13% , 08/01/29 .................. 985 942,849
4.88% , 07/15/32 .................. 715 680,953
Allied Universal Holdco LLC
(d)
4.63% , 06/01/28 .................. 1,770 1,717,346
6.00% , 06/01/29
(c)
................. 955 928,932
6.88% , 06/15/30 .................. 595 609,613
7.88% , 02/15/31 .................. 2,280 2,391,161
Ambipar Lux SARL, 9.88%, 02/06/31
(c) (e)
.... 638 578,527
APi Group DE, Inc.
(d)
4.13% , 07/15/29 .................. 353 336,713
4.75% , 10/15/29 .................. 325 314,441
Aramark Services, Inc., 5.00%, 02/01/28
(d)
... 1,113 1,102,149
Brink's Co. (The)
(d)
4.63% , 10/15/27 .................. 609 600,338
6.50% , 06/15/29 .................. 410 419,908
6.75% , 06/15/32 .................. 400 412,169
California Endowment (The), Series 2021,
2.50%, 04/01/51 ................. 510 290,574
Cimpress plc, 7.38%, 09/15/32
(d)
......... 550 533,552
Cintas Corp. No. 2
3.70% , 04/01/27 .................. 994 984,094
4.20% , 05/01/28 .................. 375 374,633
4.00% , 05/01/32 .................. 355 342,394
Clean Harbors, Inc.
(d)
4.88% , 07/15/27 .................. 510 505,758
5.13% , 07/15/29 .................. 300 294,768
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
6.38% , 02/01/31 .................. USD 525 $ 535,732
CoreCivic, Inc.
4.75% , 10/15/27 .................. 280 273,795
8.25% , 04/15/29 .................. 510 539,559
Deluxe Corp.
(d)
8.00% , 06/01/29 .................. 495 475,154
8.13% , 09/15/29 .................. 505 518,666
Element Fleet Management Corp.
(d)
5.64% , 03/13/27 .................. 540 547,389
6.32% , 12/04/28 .................. 845 887,361
5.04% , 03/25/30 .................. 490 494,220
Enviri Corp., 5.75%, 07/31/27
(d)
......... 485 476,983
Ford Foundation (The)
Series 2020 , 2.42% , 06/01/50 ......... 730 430,845
Series 2020 , 2.82% , 06/01/70 ......... 595 328,801
Garda World Security Corp.
(d)
4.63% , 02/15/27 .................. 550 544,622
7.75% , 02/15/28 .................. 440 453,019
6.00% , 06/01/29 .................. 520 509,158
8.25% , 08/01/32 .................. 605 623,830
8.38% , 11/15/32 .................. 1,005 1,035,443
GEO Group, Inc. (The)
8.63% , 04/15/29 .................. 675 715,936
10.25% , 04/15/31 ................. 651 716,121
GFL Environmental, Inc.
(d)
4.00% , 08/01/28 .................. 710 687,816
3.50% , 09/01/28 .................. 725 698,050
4.75% , 06/15/29 .................. 740 724,151
4.38% , 08/15/29 .................. 550 531,892
6.75% , 01/15/31 .................. 1,000 1,037,880
Interface, Inc., 5.50%, 12/01/28
(d)
........ 350 345,381
J Paul Getty Trust (The), 4.91%, 04/01/35 ... 475 477,282
Madison IAQ LLC
(d)
4.13% , 06/30/28 .................. 735 711,403
5.88% , 06/30/29 .................. 980 955,507
Nature Conservancy (The), Series A, 3.96%,
03/01/52
(c)
..................... 350 269,641
NongHyup Bank
(e)
4.25% , 07/06/27 .................. 200 199,438
4.88% , 07/03/28 .................. 800 810,094
4.75% , 07/22/29 .................. 400 406,028
OT Midco, Inc., 10.00%, 02/15/30
(d)
....... 695 572,457
Pitney Bowes, Inc.
(d)
6.88% , 03/15/27 .................. 385 385,748
7.25% , 03/15/29 .................. 370 371,405
Prime Security Services Borrower LLC
(d)
3.38% , 08/31/27 .................. 1,040 1,003,872
6.25% , 01/15/28 .................. 1,275 1,274,917
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(d)
..................... 1,285 1,297,865
RELX Capital, Inc.
4.00% , 03/18/29 .................. 1,223 1,209,703
4.75% , 03/27/30 .................. 370 374,485
3.00% , 05/22/30 .................. 679 637,344
4.75% , 05/20/32 .................. 155 155,600
5.25% , 03/27/35 .................. 105 106,933
Republic Services, Inc.
3.38% , 11/15/27 .................. 813 797,611
3.95% , 05/15/28 .................. 875 867,997
4.88% , 04/01/29 .................. 985 1,003,407
5.00% , 11/15/29 .................. 410 419,414
2.30% , 03/01/30 .................. 869 792,092
4.75% , 07/15/30 .................. 345 350,215
1.45% , 02/15/31 .................. 865 736,295
1.75% , 02/15/32 .................. 955 805,065

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
2.38% , 03/15/33 .................. USD 615 $ 524,407
5.00% , 12/15/33 .................. 630 639,656
5.00% , 04/01/34 .................. 595 600,682
5.20% , 11/15/34 .................. 525 535,897
5.15% , 03/15/35 .................. 315 319,361
6.20% , 03/01/40 .................. 270 291,404
5.70% , 05/15/41 .................. 433 442,863
3.05% , 03/01/50 .................. 588 395,126
Reworld Holding Corp.
4.88% , 12/01/29
(d)
................. 735 700,992
5.00% , 09/01/30 .................. 420 398,649
Rockefeller Foundation (The), Series 2020,
2.49%, 10/01/50
(c)
................ 824 489,597
Rollins, Inc., 5.25%, 02/24/35 .......... 130 129,933
RR Donnelley & Sons Co.
(d)
8.50% , 04/15/29 .................. 150 148,798
9.50% , 08/01/29 .................. 1,110 1,135,141
10.88% , 08/01/29 ................. 510 497,158
RRD Intermediate Holdings, Inc., 11.00%,
(11.00% Cash or 12.00% PIK), 12/01/30
(d) (h)
374 361,970
RRD Parent, Inc., 10.00%, (10.00% Cash or
10.00% PIK), 10/15/31
(c) (d) (h)
.......... 412 716,553
Steelcase, Inc., 5.13%, 01/18/29 ........ 456 449,899
Veralto Corp.
5.50% , 09/18/26 .................. 860 867,932
5.35% , 09/18/28 .................. 895 917,606
5.45% , 09/18/33 .................. 655 672,400
Veritiv Operating Co., 10.50%, 11/30/30
(d)
... 1,005 1,089,592
VM Consolidated, Inc., 5.50%, 04/15/29
(d)
... 339 333,334
Waste Connections, Inc.
4.25% , 12/01/28 .................. 480 479,303
3.50% , 05/01/29 .................. 1,002 977,898
2.60% , 02/01/30 .................. 382 354,092
2.20% , 01/15/32 .................. 715 617,515
3.20% , 06/01/32 .................. 580 528,984
4.20% , 01/15/33 .................. 710 683,970
5.00% , 03/01/34 .................. 610 613,661
5.25% , 09/01/35 .................. 495 501,653
3.05% , 04/01/50 .................. 625 408,327
2.95% , 01/15/52 .................. 895 565,407
Waste Management, Inc.
4.95% , 07/03/27 .................. 400 405,404
3.15% , 11/15/27 .................. 1,057 1,031,823
1.15% , 03/15/28 .................. 688 636,719
4.50% , 03/15/28 .................. 1,010 1,015,950
3.88% , 01/15/29 .................. 485 477,460
4.88% , 02/15/29 .................. 740 754,949
2.00% , 06/01/29 .................. 583 536,853
4.63% , 02/15/30 .................. 970 978,775
4.65% , 03/15/30 .................. 835 843,583
1.50% , 03/15/31 .................. 1,190 1,013,773
4.95% , 07/03/31 .................. 355 363,104
4.80% , 03/15/32 .................. 845 855,430
4.15% , 04/15/32 .................. 930 904,803
4.63% , 02/15/33 .................. 590 588,405
4.88% , 02/15/34 .................. 1,215 1,226,905
4.95% , 03/15/35 .................. 1,550 1,546,986
2.95% , 06/01/41 .................. 535 392,741
4.10% , 03/01/45 .................. 400 330,550
4.15% , 07/15/49 .................. 754 610,999
2.50% , 11/15/50 .................. 444 260,309
5.35% , 10/15/54 .................. 1,265 1,221,854
Waste Pro USA, Inc., 7.00%, 02/01/33
(d)
.... 770 799,179
West Technology Group LLC, 8.50%,
04/10/27
(c) (d)
.................... 448 125,252
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Williams Scotsman, Inc.
(d)
4.63% , 08/15/28 .................. USD 510 $ 501,527
6.63% , 06/15/29 .................. 505 517,952
6.63% , 04/15/30 .................. 160 165,034
7.38% , 10/01/31 .................. 515 537,311
WK Kellogg Foundation Trust, 2.44%,
10/01/50
(d)
..................... 135 78,267
Wrangler Holdco Corp., 6.63%, 04/01/32
(d)
.. 495 511,212
83,643,263
Communications Equipment — 0.1%
Ciena Corp., 4.00%, 01/31/30
(d)
......... 400 377,789
Cisco Systems, Inc.
2.50% , 09/20/26 .................. 1,570 1,540,686
4.80% , 02/26/27 .................. 1,620 1,634,596
4.55% , 02/24/28 .................. 895 903,614
4.85% , 02/26/29 .................. 1,610 1,642,204
4.75% , 02/24/30 .................. 1,115 1,133,370
4.95% , 02/26/31 .................. 2,180 2,232,516
4.95% , 02/24/32 .................. 990 1,009,365
5.05% , 02/26/34 .................. 1,745 1,776,257
5.10% , 02/24/35 .................. 1,195 1,214,195
5.90% , 02/15/39 .................. 2,195 2,340,905
5.50% , 01/15/40 .................. 1,939 1,984,390
5.30% , 02/26/54 .................. 1,990 1,915,482
5.50% , 02/24/55 .................. 845 836,911
5.35% , 02/26/64 .................. 780 750,433
CommScope LLC
(d)
8.25% , 03/01/27
(c)
................. 1,055 1,055,564
7.13% , 07/01/28
(c)
................. 715 707,895
4.75% , 09/01/29 .................. 935 908,269
9.50% , 12/15/31
(c)
................. 980 1,031,046
CommScope Technologies LLC, 5.00%,
03/15/27
(d)
..................... 785 768,372
Juniper Networks, Inc.
3.75% , 08/15/29 .................. 647 626,105
2.00% , 12/10/30 .................. 440 380,838
5.95% , 03/15/41 .................. 399 394,450
Motorola Solutions, Inc.
4.60% , 02/23/28 .................. 1,096 1,100,360
5.00% , 04/15/29 .................. 455 461,359
4.60% , 05/23/29 .................. 1,050 1,052,994
4.85% , 08/15/30 .................. 390 392,645
2.30% , 11/15/30 .................. 937 831,538
2.75% , 05/24/31 .................. 905 812,798
5.60% , 06/01/32 .................. 635 658,835
5.20% , 08/15/32 .................. 350 354,379
5.40% , 04/15/34 .................. 440 448,594
5.55% , 08/15/35 .................. 485 494,801
5.50% , 09/01/44 .................. 521 507,985
Nokia OYJ
4.38% , 06/12/27 .................. 711 704,591
6.63% , 05/15/39 .................. 665 677,478
Viasat, Inc.
(d)
5.63% , 04/15/27 .................. 600 597,806
6.50% , 07/15/28
(c)
................. 465 439,235
7.50% , 05/30/31
(c)
................. 715 622,860
Viavi Solutions, Inc., 3.75%, 10/01/29
(d)
.... 395 365,987
Xiaomi Best Time International Ltd.
(e)
3.38% , 04/29/30 .................. 800 760,167
2.88% , 07/14/31 .................. 400 363,641
4.10% , 07/14/51 .................. 600 463,723
39,277,028

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(d)
........... USD 630 $ 635,104
Aeropuertos Dominicanos Siglo XXI SA, 7.00%,
06/30/34
(c) (e)
.................... 400 413,057
Anhui Transportation Holding Group HK Ltd.,
1.62%, 08/26/26
(e)
................ 400 386,113
Arcosa, Inc.
(d)
4.38% , 04/15/29 .................. 374 360,595
6.88% , 08/15/32 .................. 630 651,434
Artera Services LLC, 8.50%, 02/15/31
(c) (d)
... 615 509,801
ASG Finance DAC, 9.75%, 05/15/29
(d)
..... 200 187,139
ATP Tower Holdings, 7.88%, 02/03/30
(e)
.... 300 304,833
Bioceanico Sovereign Certificate Ltd., 0.00%,
06/05/34
(e) (k)
.................... 548 434,629
Brand Industrial Services, Inc., 10.38%,
08/01/30
(d)
..................... 1,385 1,260,454
Brundage-Bone Concrete Pumping Holdings,
Inc., 7.50%, 02/01/32
(d)
............. 415 413,116
CCCI Treasure Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.12%), 3.65%
(e) (g) (i)
............... 600 588,521
Cellnex Finance Co. SA, 3.88%, 07/07/41
(d)
.. 675 526,533
CIMIC Finance USA Pty. Ltd., 7.00%,
03/25/34
(d)
..................... 590 627,073
CSCEC Finance Cayman II Ltd., 3.50%,
07/05/27
(e)
..................... 400 391,994
Delhi International Airport Ltd.
(e)
6.13% , 10/31/26 .................. 400 403,677
6.45% , 06/04/29 .................. 600 616,947
Dianjian Haiyu Ltd.
(e)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.58%),
4.25%
(g) (i)
..................... 200 198,976
4.30% , 09/10/27 .................. 400 398,439
Dycom Industries, Inc., 4.50%, 04/15/29
(d)
... 495 479,745
Fluor Corp., 4.25%, 09/15/28 ........... 574 565,156
Global Infrastructure Solutions, Inc.
(d)
5.63% , 06/01/29 .................. 395 392,836
7.50% , 04/15/32 .................. 300 308,481
Great Lakes Dredge & Dock Corp., 5.25%,
06/01/29
(d)
..................... 335 317,623
Hongkong International Qingdao Co. Ltd.
(e)
5.75% , 09/12/27 .................. 600 607,028
5.40% , 04/09/28 .................. 800 803,773
HTA Group Ltd., 7.50%, 06/04/29
(e)
....... 800 823,697
INNOVATE Corp., 8.50%, 02/01/26
(d)
...... 69 60,503
IRB Infrastructure Developers Ltd., 7.11%,
03/11/32
(e)
..................... 800 807,653
Jinan Urban Construction International
Investment Co. Ltd., 2.40%, 09/23/26
(e)
... 400 387,845
LBJ Infrastructure Group LLC, 3.80%,
12/31/57
(d)
..................... 340 230,059
MasTec, Inc.
4.50% , 08/15/28
(d)
................. 1,180 1,167,235
5.90% , 06/15/29 .................. 250 259,028
Mexico City Airport Trust
(e)
4.25% , 10/31/26 .................. 800 794,065
3.88% , 04/30/28 .................. 400 387,896
5.50% , 10/31/46 .................. 600 504,329
5.50% , 07/31/47 .................. 1,800 1,511,342
Pike Corp.
(d)
5.50% , 09/01/28 .................. 695 692,138
8.63% , 01/31/31 .................. 420 452,320
Quanta Services, Inc.
4.75% , 08/09/27 .................. 450 452,911
2.90% , 10/01/30 .................. 1,280 1,177,159
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
2.35% , 01/15/32 .................. USD 730 $ 629,720
5.25% , 08/09/34 .................. 670 677,180
3.05% , 10/01/41 .................. 470 336,252
Railworks Holdings LP, 8.25%, 11/15/28
(d)
... 340 347,776
Sepco Virgin Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.00%), 4.65%
(e) (g) (i)
............... 200 200,000
SND International Bvi Co. Ltd., 5.95%,
12/04/26
(e)
..................... 200 202,451
Sobha Sukuk Ltd., 8.00%, 02/19/29
(e)
...... 200 204,877
Ste Transcore Holdings, Inc.
(d)
3.38% , 05/05/27 .................. 600 590,494
3.75% , 05/05/32 .................. 400 381,521
Summit Digitel Infrastructure Ltd., 2.88%,
08/12/31
(e)
..................... 400 352,978
Taizhou Urban Construction & Investment
Development Group Co. Ltd.
(e)
5.90% , 09/05/26 .................. 400 403,755
5.45% , 07/11/27 .................. 200 200,944
Tutor Perini Corp., 11.88%, 04/30/29
(d)
..... 415 466,252
Valmont Industries, Inc.
5.00% , 10/01/44 .................. 649 581,589
5.25% , 10/01/54 .................. 250 223,390
Vinci SA, 3.75%, 04/10/29
(d)
........... 540 527,079
Weekley Homes LLC, 4.88%, 09/15/28
(d)
.... 410 395,567
Xingcheng Bvi Ltd., 2.38%, 10/08/26
(e)
..... 800 772,143
YI Bright International Ltd., 6.68%, 06/20/27
(e)
400 407,965
Yongda Investment Ltd., 4.60%, 06/03/28
(e)
.. 600 600,030
30,993,220
Construction Materials — 0.1%
Cemex SAB de CV
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.53%),
5.13%
(c) (e) (g) (i)
................... 800 791,341
5.45% , 11/19/29
(c) (e)
................ 800 803,241
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.52%),
7.20%
(d) (g) (i)
.................... 555 566,337
5.20% , 09/17/30
(e)
................. 1,000 994,039
3.88% , 07/11/31
(c) (e)
................ 900 831,089
CRH America, Inc., 5.13%, 05/18/45
(d)
..... 650 599,072
Eagle Materials, Inc., 2.50%, 07/01/31 ..... 920 812,948
GCC SAB de CV, 3.61%, 04/20/32
(c) (e)
..... 400 352,909
Inversiones CMPC SA
(e)
4.38% , 04/04/27 .................. 400 396,955
3.85% , 01/13/30 .................. 400 380,973
3.00% , 04/06/31 .................. 400 353,936
6.13% , 06/23/33
(c)
................. 800 824,193
6.13% , 02/26/34 .................. 400 412,581
Knife River Corp., 7.75%, 05/01/31
(d)
...... 430 451,089
Martin Marietta Materials, Inc.
3.45% , 06/01/27 .................. 720 706,527
3.50% , 12/15/27 .................. 564 551,814
Series CB , 2.50% , 03/15/30 .......... 575 526,533
2.40% , 07/15/31 .................. 1,000 879,720
5.15% , 12/01/34 .................. 350 350,840
4.25% , 12/15/47 .................. 540 435,182
3.20% , 07/15/51 .................. 1,040 688,487
5.50% , 12/01/54 .................. 460 441,773
UltraTech Cement Ltd., 2.80%, 02/16/31
(e)
... 400 357,968
Vulcan Materials Co.
3.90% , 04/01/27 .................. 830 822,994
4.95% , 12/01/29 .................. 530 538,026
3.50% , 06/01/30 .................. 785 746,914

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials (continued)
5.35% , 12/01/34 .................. USD 650 $ 659,487
4.50% , 06/15/47 .................. 799 672,064
4.70% , 03/01/48 .................. 662 570,574
5.70% , 12/01/54 .................. 570 563,471
18,083,077
Consumer Finance — 0.9%
AerCap Ireland Capital DAC
2.45% , 10/29/26 .................. 2,560 2,493,017
6.10% , 01/15/27 .................. 600 611,439
6.45% , 04/15/27 .................. 1,305 1,342,361
3.65% , 07/21/27 .................. 1,391 1,367,963
4.63% , 10/15/27 .................. 1,022 1,022,482
3.88% , 01/23/28 .................. 773 760,295
4.88% , 04/01/28 .................. 495 498,785
5.75% , 06/06/28 .................. 1,065 1,097,338
3.00% , 10/29/28 .................. 3,586 3,413,003
5.10% , 01/19/29 .................. 950 964,425
4.63% , 09/10/29 .................. 685 683,348
6.15% , 09/30/30 .................. 715 758,759
5.38% , 12/15/31 .................. 300 305,937
3.30% , 01/30/32 .................. 3,925 3,555,721
3.40% , 10/29/33 .................. 1,230 1,080,175
5.30% , 01/19/34 .................. 870 872,905
4.95% , 09/10/34 .................. 1,135 1,108,021
3.85% , 10/29/41 .................. 1,355 1,083,209
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.72%), 6.95% ,
03/10/55
(g)
.................... 705 734,750
AIR Lease Corp. Sukuk Ltd., 5.85%, 04/01/28
(d)
430 437,431
Ally Financial, Inc.
4.75% , 06/09/27 .................. 780 781,338
7.10% , 11/15/27 .................. 960 1,008,927
2.20% , 11/02/28 .................. 785 724,463
(SOFR Index + 1.96%), 5.74% , 05/15/29
(g)
135 137,489
(1-day SOFR + 3.26%), 6.99% , 06/13/29
(g)
430 452,004
(1-day SOFR + 2.82%), 6.85% , 01/03/30
(g)
925 974,813
(SOFR Index + 1.73%), 5.54% , 01/17/31
(g)
465 470,878
8.00% , 11/01/31 .................. 2,656 2,999,199
6.70% , 02/14/33
(c)
................. 500 519,036
(1-day SOFR + 1.78%), 5.55% , 07/31/33
(g)
575 575,666
(1-day SOFR + 2.29%), 6.18% , 07/26/35
(g)
635 649,523
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65% ,
01/17/40
(g)
.................... 510 506,559
American Express Co.
1.65% , 11/04/26 .................. 1,150 1,111,678
2.55% , 03/04/27 .................. 1,890 1,839,226
3.30% , 05/03/27 .................. 2,180 2,142,440
5.85% , 11/05/27 .................. 1,210 1,250,265
(1-day SOFR + 1.00%), 5.10% , 02/16/28
(g)
1,235 1,246,074
(1-day SOFR + 0.93%), 5.04% , 07/26/28
(g)
555 561,423
(1-day SOFR + 1.26%), 4.73% , 04/25/29
(g)
1,525 1,537,975
4.05% , 05/03/29 .................. 965 959,983
(1-day SOFR + 0.81%), 4.35% , 07/20/29
(g)
1,525 1,521,352
(SOFR Index + 1.28%), 5.28% , 07/27/29
(g)
1,500 1,537,543
(SOFR Index + 1.09%), 5.53% , 04/25/30
(g)
1,730 1,793,806
(SOFR Index + 1.02%), 5.09% , 01/30/31
(g)
870 887,706
(1-day SOFR + 1.44%), 5.02% , 04/25/31
(g)
1,650 1,678,471
(1-day SOFR + 1.94%), 6.49% , 10/30/31
(g)
1,180 1,279,825
(1-day SOFR + 2.26%), 4.99% , 05/26/33
(g)
695 695,746
(1-day SOFR + 1.22%), 4.92% , 07/20/33
(g)
785 787,278
(1-day SOFR + 1.76%), 4.42% , 08/03/33
(g)
1,565 1,525,535
(1-day SOFR + 1.84%), 5.04% , 05/01/34
(g)
1,090 1,097,359
(1-day SOFR + 1.93%), 5.63% , 07/28/34
(g)
650 666,343
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(1-day SOFR + 1.63%), 5.92% , 04/25/35
(g)
USD 600 $ 625,797
(1-day SOFR + 1.42%), 5.28% , 07/26/35
(g)
1,705 1,726,302
(SOFR Index + 1.32%), 5.44% , 01/30/36
(g)
825 840,922
(1-day SOFR + 1.79%), 5.67% , 04/25/36
(g)
1,120 1,162,520
4.05% , 12/03/42 .................. 1,705 1,433,913
American Express Credit Corp., 3.30%,
05/03/27 ...................... 880 864,951
American Honda Finance Corp.
1.30% , 09/09/26 .................. 710 685,315
2.30% , 09/09/26 .................. 765 746,852
4.40% , 10/05/26 .................. 450 449,474
2.35% , 01/08/27 .................. 926 898,791
4.90% , 03/12/27 .................. 595 598,854
4.55% , 07/09/27 .................. 275 275,544
4.90% , 07/09/27 .................. 425 428,519
4.45% , 10/22/27 .................. 650 650,181
4.70% , 01/12/28 .................. 495 497,864
3.50% , 02/15/28 .................. 991 969,438
4.55% , 03/03/28 .................. 425 425,722
2.00% , 03/24/28 .................. 650 610,199
5.13% , 07/07/28 .................. 1,235 1,257,939
5.65% , 11/15/28 .................. 705 729,393
2.25% , 01/12/29 .................. 518 480,678
4.90% , 03/13/29 .................. 630 638,173
4.40% , 09/05/29 .................. 780 776,644
4.80% , 03/05/30 .................. 425 427,877
4.60% , 04/17/30 .................. 815 814,125
5.85% , 10/04/30 .................. 620 653,585
1.80% , 01/13/31 .................. 883 758,853
5.05% , 07/10/31 .................. 680 689,188
4.85% , 10/23/31 .................. 665 665,973
5.15% , 07/09/32 .................. 395 399,094
4.90% , 01/10/34
(c)
................. 820 809,680
5.20% , 03/05/35
(c)
................. 375 374,187
Andrew W Mellon Foundation (The), Series
2020, 0.95%, 08/01/27 ............. 523 490,406
Avolon Holdings Funding Ltd.
(d)
3.25% , 02/15/27 .................. 1,010 984,289
2.53% , 11/18/27 .................. 2,271 2,160,717
4.95% , 01/15/28 .................. 365 366,437
2.75% , 02/21/28 .................. 770 729,999
6.38% , 05/04/28 .................. 645 670,508
5.75% , 03/01/29 .................. 1,185 1,215,893
5.75% , 11/15/29 .................. 1,045 1,076,025
5.15% , 01/15/30 .................. 505 508,528
5.38% , 05/30/30 .................. 250 254,189
4.90% , 10/10/30 .................. 40 39,880
Azorra Finance Ltd.
(d)
7.75% , 04/15/30 .................. 550 572,620
7.25% , 01/15/31 .................. 270 275,746
BOC Aviation USA Corp.
(e)
5.75% , 11/09/28
(c)
................. 600 622,178
5.00% , 01/17/29 .................. 600 609,353
5.25% , 01/14/30 .................. 600 617,936
4.63% , 09/04/31 .................. 600 603,116
4.88% , 05/03/33
(c)
................. 600 602,312
Bocom Leasing Management Hong Kong Co.
Ltd.
(e)
(SOFR Index + 0.68%), 4.98% , 06/26/27
(g)
800 799,190
5.00% , 06/26/27 .................. 400 402,963
(SOFR Index + 0.77%), 5.10% , 03/07/30
(g)
400 398,836
Bread Financial Holdings, Inc.
(d)
9.75% , 03/15/29 .................. 920 986,967

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.30%), 8.38% ,
06/15/35
(g)
.................... USD 170 $ 175,662
Capital One Financial Corp.
4.10% , 02/09/27 .................. 1,088 1,082,260
3.75% , 03/09/27 .................. 1,417 1,401,850
3.65% , 05/11/27 .................. 1,084 1,069,220
(1-day SOFR + 2.44%), 7.15% , 10/29/27
(g)
715 736,325
(1-day SOFR + 0.86%), 1.88% , 11/02/27
(g)
1,295 1,251,392
3.80% , 01/31/28 .................. 1,645 1,620,538
(1-day SOFR + 2.06%), 4.93% , 05/10/28
(g)
1,520 1,528,514
(1-day SOFR + 2.08%), 5.47% , 02/01/29
(g)
1,140 1,163,713
(1-day SOFR + 2.64%), 6.31% , 06/08/29
(g)
1,635 1,707,377
(1-day SOFR + 1.91%), 5.70% , 02/01/30
(g)
840 866,658
(1-day SOFR + 1.79%), 3.27% , 03/01/30
(g)
1,165 1,112,696
(1-day SOFR + 2.60%), 5.25% , 07/26/30
(g)
530 540,300
(1-day SOFR + 1.56%), 5.46% , 07/26/30
(g)
775 796,207
(1-day SOFR + 3.07%), 7.62% , 10/30/31
(g)
1,230 1,384,475
(1-day SOFR + 1.34%), 2.36% , 07/29/32
(g)
1,125 957,825
(1-day SOFR + 1.27%), 2.62% , 11/02/32
(g)
1,195 1,043,711
6.70% , 11/29/32 .................. 660 720,858
(1-day SOFR + 2.37%), 5.27% , 05/10/33
(g)
1,115 1,122,890
(1-day SOFR + 2.60%), 5.82% , 02/01/34
(g)
1,260 1,301,602
(1-day SOFR + 2.86%), 6.38% , 06/08/34
(g)
1,775 1,892,300
(SOFR Index + 3.37%), 7.96% , 11/02/34
(g)
965 1,123,370
(1-day SOFR + 2.26%), 6.05% , 02/01/35
(g)
1,100 1,145,185
(1-day SOFR + 1.99%), 5.88% , 07/26/35
(g)
1,095 1,130,707
(1-day SOFR + 2.04%), 6.18% , 01/30/36
(g)
1,630 1,675,912
Caterpillar Financial Services Corp.
2.40% , 08/09/26 .................. 645 632,824
1.15% , 09/14/26 .................. 960 927,864
4.45% , 10/16/26 .................. 470 471,237
4.50% , 01/07/27 .................. 225 225,924
1.70% , 01/08/27 .................. 790 762,613
4.50% , 01/08/27 .................. 630 632,214
5.00% , 05/14/27 .................. 555 562,498
3.60% , 08/12/27 .................. 885 874,740
1.10% , 09/14/27 .................. 1,023 961,180
4.40% , 10/15/27 .................. 975 979,628
4.60% , 11/15/27 .................. 625 630,412
4.40% , 03/03/28 .................. 325 326,432
4.85% , 02/27/29 .................. 620 631,564
4.38% , 08/16/29
(c)
................. 725 728,070
4.70% , 11/15/29 .................. 695 705,367
4.80% , 01/08/30 .................. 350 356,586
CDBL Funding 1, 3.50%, 10/24/27
(e)
...... 600 586,893
CMB International Leasing Management Ltd.
(e)
1.75% , 09/16/26 .................. 200 193,714
(1-day SOFR + 0.76%), 5.09% , 06/04/27
(g)
600 600,680
2.75% , 08/12/30 .................. 400 368,163
2.88% , 02/04/31 .................. 400 367,953
Cobra AcquisitionCo LLC
(d)
6.38% , 11/01/29 .................. 411 358,568
12.25% , 11/01/29 ................. 270 280,668
Credit Acceptance Corp.
(d)
9.25% , 12/15/28 .................. 605 639,938
6.63% , 03/15/30 .................. 280 283,617
Encore Capital Group, Inc.
(d)
9.25% , 04/01/29 .................. 520 550,218
8.50% , 05/15/30 .................. 500 529,233
Enova International, Inc.
(d)
11.25% , 12/15/28 ................. 405 432,554
9.13% , 08/01/29 .................. 550 576,248
EZCORP, Inc., 7.38%, 04/01/32
(d)
........ 100 104,170
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
FirstCash, Inc.
(d)
4.63% , 09/01/28 .................. USD 490 $ 479,272
5.63% , 01/01/30 .................. 580 574,516
6.88% , 03/01/32 .................. 510 523,487
Ford Motor Credit Co. LLC
4.54% , 08/01/26 .................. 840 833,718
2.70% , 08/10/26 .................. 1,393 1,358,828
5.13% , 11/05/26 .................. 1,070 1,067,422
4.27% , 01/09/27 .................. 1,135 1,118,178
5.80% , 03/05/27 .................. 1,762 1,773,078
5.85% , 05/17/27 .................. 825 830,579
4.95% , 05/28/27 .................. 1,250 1,239,724
4.13% , 08/17/27 .................. 1,393 1,357,675
3.82% , 11/02/27 .................. 870 840,468
7.35% , 11/04/27 .................. 1,625 1,683,246
2.90% , 02/16/28 .................. 835 783,574
5.92% , 03/20/28 .................. 625 629,798
6.80% , 05/12/28 .................. 1,500 1,547,250
6.80% , 11/07/28 .................. 910 941,613
2.90% , 02/10/29 .................. 825 750,463
5.80% , 03/08/29 .................. 740 741,334
5.11% , 05/03/29 .................. 1,597 1,561,744
5.30% , 09/06/29 .................. 655 643,338
5.88% , 11/07/29 .................. 1,255 1,258,589
7.35% , 03/06/30 .................. 1,255 1,327,213
7.20% , 06/10/30 .................. 880 924,934
4.00% , 11/13/30 .................. 1,625 1,493,295
6.05% , 03/05/31 .................. 960 961,785
3.63% , 06/17/31 .................. 950 842,910
6.05% , 11/05/31 .................. 1,055 1,052,741
6.53% , 03/19/32
(c)
................. 420 427,427
7.12% , 11/07/33 .................. 1,235 1,284,449
6.13% , 03/08/34 .................. 1,600 1,562,496
6.50% , 02/07/35 .................. 755 752,807
General Motors Financial Co., Inc.
4.00% , 10/06/26 .................. 1,012 1,003,806
4.35% , 01/17/27 .................. 1,535 1,527,792
2.35% , 02/26/27 .................. 595 574,896
5.00% , 04/09/27 .................. 1,440 1,447,405
5.40% , 05/08/27 .................. 1,023 1,036,544
5.00% , 07/15/27 .................. 450 452,448
5.35% , 07/15/27 .................. 595 602,578
2.70% , 08/20/27 .................. 965 928,655
3.85% , 01/05/28 .................. 1,171 1,147,464
6.00% , 01/09/28 .................. 720 741,322
5.05% , 04/04/28 .................. 725 732,396
2.40% , 04/10/28 .................. 957 903,395
5.80% , 06/23/28 .................. 900 925,397
2.40% , 10/15/28 .................. 1,330 1,241,341
5.80% , 01/07/29 .................. 1,080 1,113,168
5.65% , 01/17/29 .................. 543 555,409
4.30% , 04/06/29 .................. 1,325 1,301,042
5.55% , 07/15/29 .................. 1,165 1,189,923
4.90% , 10/06/29 .................. 600 599,026
5.35% , 01/07/30 .................. 695 704,874
5.85% , 04/06/30 .................. 1,065 1,101,095
3.60% , 06/21/30 .................. 1,140 1,071,106
5.45% , 07/15/30 .................. 550 559,358
2.35% , 01/08/31 .................. 865 753,563
5.75% , 02/08/31 .................. 965 992,412
2.70% , 06/10/31 .................. 1,450 1,272,120
5.60% , 06/18/31 .................. 765 780,277
3.10% , 01/12/32 .................. 870 767,397
5.63% , 04/04/32 .................. 385 390,969
6.40% , 01/09/33 .................. 1,050 1,104,798

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
6.10% , 01/07/34 .................. USD 1,435 $ 1,480,694
5.95% , 04/04/34 .................. 1,265 1,285,639
5.45% , 09/06/34 .................. 840 827,349
5.90% , 01/07/35 .................. 625 630,904
6.15% , 07/15/35 .................. 575 589,518
GGAM Finance Ltd.
(d)
8.00% , 02/15/27 .................. 715 736,628
8.00% , 06/15/28 .................. 605 639,337
6.88% , 04/15/29 .................. 460 474,214
5.88% , 03/15/30 .................. 435 436,750
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(d)
..................... 1,092 1,125,412
goeasy Ltd.
(d)
9.25% , 12/01/28 .................. 575 608,521
7.63% , 07/01/29 .................. 610 628,223
6.88% , 05/15/30 .................. 410 411,827
7.38% , 10/01/30 .................. 240 244,664
Harley-Davidson Financial Services, Inc.
(d)
3.05% , 02/14/27 .................. 634 617,944
6.50% , 03/10/28 .................. 515 532,592
5.95% , 06/11/29 .................. 510 520,116
Hyundai Capital Services, Inc.
(e)
2.50% , 01/24/27 .................. 400 387,416
5.13% , 02/05/27 .................. 200 201,106
3.63% , 08/29/27 .................. 400 391,270
5.25% , 01/22/28 .................. 400 405,231
5.13% , 02/05/29 .................. 600 607,079
Hyundai Card Co. Ltd., 5.75%, 04/24/29
(e)
... 400 413,639
ICBCIL Finance Co. Ltd.
(e)
1.75% , 08/02/26 .................. 800 778,139
2.25% , 11/02/26 .................. 600 583,160
2.70% , 01/27/27 .................. 400 389,282
John Deere Capital Corp.
5.15% , 09/08/26 .................. 165 166,538
2.25% , 09/14/26 .................. 690 674,525
1.30% , 10/13/26 .................. 610 589,177
4.50% , 01/08/27 .................. 1,360 1,365,207
1.70% , 01/11/27 .................. 725 699,311
4.85% , 03/05/27 .................. 370 373,669
2.35% , 03/08/27 .................. 375 364,061
1.75% , 03/09/27 .................. 780 750,184
4.90% , 06/11/27 .................. 695 704,113
4.20% , 07/15/27 .................. 675 675,396
2.80% , 09/08/27 .................. 521 506,456
4.15% , 09/15/27 .................. 660 659,121
3.05% , 01/06/28 .................. 287 279,603
4.65% , 01/07/28 .................. 350 353,963
4.75% , 01/20/28 .................. 650 658,093
4.90% , 03/03/28 .................. 1,004 1,020,514
1.50% , 03/06/28 .................. 1,033 964,204
Series I , 4.25% , 06/05/28 ............ 685 686,084
4.95% , 07/14/28 .................. 680 695,415
4.50% , 01/16/29 .................. 945 951,608
3.45% , 03/07/29 .................. 707 688,664
3.35% , 04/18/29 .................. 1,020 987,973
4.85% , 06/11/29 .................. 745 759,438
2.80% , 07/18/29 .................. 520 491,348
4.85% , 10/11/29 .................. 1,110 1,135,863
2.45% , 01/09/30 .................. 475 438,927
Series I , 4.55% , 06/05/30 ............ 720 723,860
4.70% , 06/10/30 .................. 1,260 1,276,626
4.38% , 10/15/30 .................. 475 473,222
1.45% , 01/15/31 .................. 1,002 863,247
4.90% , 03/07/31 .................. 505 514,494
2.00% , 06/17/31 .................. 850 743,108
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.40% , 09/08/31 .................. USD 870 $ 865,042
3.90% , 06/07/32 .................. 575 552,739
4.35% , 09/15/32 .................. 995 980,717
Series I , 5.15% , 09/08/33 ............ 520 534,559
5.10% , 04/11/34 .................. 830 844,647
Series MTN1 , 5.05% , 06/12/34 ........ 725 735,139
Kaspi.KZ JSC, 6.25%, 03/26/30
(e)
........ 400 407,735
LFS Topco LLC, 8.75%, 07/15/30
(d)
....... 450 435,170
Macquarie Airfinance Holdings Ltd.
(d)
5.20% , 03/27/28 .................. 335 338,159
6.40% , 03/26/29 .................. 615 639,669
8.13% , 03/30/29 .................. 605 631,623
5.15% , 03/17/30 .................. 95 94,901
6.50% , 03/26/31 .................. 440 465,602
Mitsubishi HC Finance America LLC
(d)
5.81% , 09/12/28 .................. 465 479,434
5.15% , 10/24/29 .................. 490 496,662
5.66% , 02/28/33
(c)
................. 585 599,701
Muthoot Finance Ltd.
(e)
7.13% , 02/14/28 .................. 800 819,007
6.38% , 04/23/29 .................. 400 400,624
Navient Corp.
6.75% , 06/15/26 .................. 495 499,923
5.00% , 03/15/27 .................. 695 687,244
4.88% , 03/15/28 .................. 515 502,346
5.50% , 03/15/29
(c)
................. 740 724,046
9.38% , 07/25/30 .................. 520 568,746
11.50% , 03/15/31 ................. 520 583,988
7.88% , 06/15/32
(c)
................. 335 348,955
5.63% , 08/01/33 .................. 605 544,416
OneMain Finance Corp.
3.50% , 01/15/27 .................. 720 702,550
6.63% , 01/15/28 .................. 810 829,246
3.88% , 09/15/28 .................. 620 591,329
9.00% , 01/15/29 .................. 836 876,310
6.63% , 05/15/29 .................. 800 816,935
5.38% , 11/15/29 .................. 764 748,977
7.88% , 03/15/30 .................. 695 731,738
6.13% , 05/15/30 .................. 325 325,710
4.00% , 09/15/30 .................. 755 690,693
7.50% , 05/15/31 .................. 840 875,720
7.13% , 11/15/31 .................. 770 794,900
6.75% , 03/15/32 .................. 605 613,656
7.13% , 09/15/32 .................. 280 288,702
PACCAR Financial Corp.
5.05% , 08/10/26 .................. 328 330,482
5.20% , 11/09/26 .................. 420 425,076
Series R , 4.50% , 11/25/26 ............ 325 326,175
2.00% , 02/04/27 .................. 385 372,316
5.00% , 05/13/27 .................. 625 633,473
4.25% , 06/23/27 .................. 375 375,611
4.45% , 08/06/27 .................. 465 467,550
4.60% , 01/10/28 .................. 480 484,688
4.55% , 03/03/28 .................. 535 540,392
4.95% , 08/10/28 .................. 375 383,104
4.60% , 01/31/29 .................. 905 914,359
4.00% , 09/26/29 .................. 365 361,593
4.55% , 05/08/30 .................. 350 352,760
5.00% , 03/22/34 .................. 295 299,389
PRA Group, Inc.
(d)
8.38% , 02/01/28 .................. 420 429,829
5.00% , 10/01/29
(c)
................. 360 332,525
8.88% , 01/31/30 .................. 545 565,834
PROG Holdings, Inc., 6.00%, 11/15/29
(d)
.... 599 578,196
Rfna LP, 7.88%, 02/15/30
(d)
............ 210 214,027

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Shriram Finance Ltd.
(e)
6.63% , 04/22/27 .................. USD 800 $ 813,147
6.15% , 04/03/28 .................. 400 402,705
SLM Corp.
3.13% , 11/02/26 .................. 505 492,893
6.50% , 01/31/30 .................. 200 207,736
Soar Wise Ltd.
(e)
5.15% , 03/18/27 .................. 600 595,086
4.63% , 03/28/28 .................. 200 195,121
(SOFR Index + 0.83%), 5.15% , 03/28/30
(g)
600 578,917
Synchrony Financial
3.70% , 08/04/26 .................. 285 282,075
3.95% , 12/01/27 .................. 1,019 999,658
5.15% , 03/19/29 .................. 960 963,350
(1-day SOFR + 1.40%), 5.02% , 07/29/29
(g)
130 129,925
(SOFR Index + 2.13%), 5.94% , 08/02/30
(g)
855 877,632
(1-day SOFR + 1.68%), 5.45% , 03/06/31
(g)
570 573,963
2.88% , 10/28/31 .................. 1,037 904,113
7.25% , 02/02/33 .................. 765 805,047
(1-day SOFR + 2.07%), 6.00% , 07/29/36
(g)
85 85,233
Toyota Motor Credit Corp.
4.55% , 08/07/26 .................. 275 275,543
5.00% , 08/14/26 .................. 995 1,000,991
5.40% , 11/20/26 .................. 1,065 1,079,353
4.60% , 01/08/27 .................. 400 401,745
3.20% , 01/11/27 .................. 1,071 1,054,494
1.90% , 01/13/27 .................. 935 903,712
Series B , 5.00% , 03/19/27 ............ 525 530,685
3.05% , 03/22/27 .................. 1,440 1,411,449
4.50% , 05/14/27 .................. 825 828,339
1.15% , 08/13/27 .................. 325 305,549
4.55% , 09/20/27 .................. 1,085 1,090,668
4.35% , 10/08/27 .................. 860 861,023
5.45% , 11/10/27 .................. 900 923,470
3.05% , 01/11/28 .................. 524 508,917
4.63% , 01/12/28 .................. 810 816,617
1.90% , 04/06/28 .................. 1,125 1,058,614
5.25% , 09/11/28 .................. 595 612,022
4.65% , 01/05/29 .................. 750 756,967
3.65% , 01/08/29 .................. 1,006 984,338
5.05% , 05/16/29 .................. 605 619,873
4.45% , 06/29/29 .................. 1,145 1,148,163
4.55% , 08/09/29 .................. 1,135 1,141,923
4.95% , 01/09/30 .................. 445 453,718
2.15% , 02/13/30 .................. 887 803,831
3.38% , 04/01/30 .................. 1,431 1,366,732
4.80% , 05/15/30 .................. 775 785,516
4.55% , 05/17/30 .................. 625 627,283
5.55% , 11/20/30 .................. 620 649,784
1.65% , 01/10/31 .................. 700 603,669
5.10% , 03/21/31 .................. 525 537,857
1.90% , 09/12/31 .................. 560 479,613
4.60% , 10/10/31 .................. 890 888,747
2.40% , 01/13/32 .................. 75 65,437
4.70% , 01/12/33 .................. 780 779,618
4.80% , 01/05/34 .................. 870 868,569
5.35% , 01/09/35 .................. 525 537,321
TrueNoord Capital DAC, 8.75%, 03/01/30
(d)
.. 145 150,203
World Acceptance Corp., 7.00%, 11/01/26
(c) (d)
. 287 292,022
309,335,447
Consumer Staples Distribution & Retail — 0.3%
7-Eleven, Inc.
(d)
1.30% , 02/10/28
(c)
................. 1,250 1,159,197
1.80% , 02/10/31 .................. 985 837,577
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
2.50% , 02/10/41 .................. USD 312 $ 208,145
2.80% , 02/10/51 .................. 1,482 876,407
Ahold Finance USA LLC, 6.88%, 05/01/29 ... 932 1,009,595
Albertsons Cos., Inc.
(d)
4.63% , 01/15/27 .................. 1,215 1,205,855
5.88% , 02/15/28 .................. 784 783,736
6.50% , 02/15/28
(c)
................. 755 767,495
3.50% , 03/15/29 .................. 1,329 1,254,183
4.88% , 02/15/30 .................. 1,040 1,014,486
6.25% , 03/15/33 .................. 240 244,470
Alimentation Couche-Tard, Inc.
(d)
3.55% , 07/26/27 .................. 1,440 1,415,641
2.95% , 01/25/30 .................. 998 930,866
5.27% , 02/12/34 .................. 955 955,860
3.44% , 05/13/41
(c)
................. 735 549,551
4.50% , 07/26/47 .................. 335 276,122
3.80% , 01/25/50 .................. 794 576,699
3.63% , 05/13/51 .................. 380 258,526
5.62% , 02/12/54
(c)
................. 585 556,167
C&S Group Enterprises LLC, 5.00%, 12/15/28
(d)
434 387,904
Cencosud SA
(e)
4.38% , 07/17/27 .................. 1,000 992,369
5.95% , 05/28/31
(c)
................. 600 617,924
6.63% , 02/12/45 .................. 400 407,880
CK Hutchison International 20 Ltd.
(c)(d)
2.50% , 05/08/30 .................. 855 780,537
3.38% , 05/08/50 .................. 685 479,222
CK Hutchison International 21 Ltd., 2.50%,
04/15/31
(d)
..................... 680 606,977
CK Hutchison International 23 Ltd.
(d)
4.75% , 04/21/28 .................. 605 607,736
4.88% , 04/21/33
(c)
................. 1,315 1,308,055
CK Hutchison International 24 II Ltd., 4.75%,
09/13/34
(d)
..................... 400 392,858
CK Hutchison International 24 Ltd.
(d)
5.38% , 04/26/29 .................. 800 822,702
5.50% , 04/26/34
(c)
................. 1,100 1,137,995
Costco Wholesale Corp.
3.00% , 05/18/27 .................. 1,177 1,155,520
1.38% , 06/20/27 .................. 1,318 1,254,843
1.60% , 04/20/30 .................. 1,812 1,610,735
1.75% , 04/20/32 .................. 1,024 867,578
Dollar General Corp.
3.88% , 04/15/27 .................. 709 701,277
4.63% , 11/01/27 .................. 720 721,752
4.13% , 05/01/28 .................. 662 655,127
5.20% , 07/05/28 .................. 505 513,684
3.50% , 04/03/30 .................. 1,036 983,103
5.00% , 11/01/32
(c)
................. 865 864,995
5.45% , 07/05/33
(c)
................. 890 910,322
4.13% , 04/03/50 .................. 648 488,590
5.50% , 11/01/52 .................. 150 138,383
Dollar Tree, Inc.
4.20% , 05/15/28 .................. 1,352 1,339,123
2.65% , 12/01/31 .................. 865 760,671
3.38% , 12/01/51 .................. 500 318,268
Ingles Markets, Inc., 4.00%, 06/15/31
(d)
..... 363 337,782
KeHE Distributors LLC, 9.00%, 02/15/29
(d)
... 985 1,027,803
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40 535 543,237
Kroger Co. (The)
2.65% , 10/15/26 .................. 975 953,676
3.70% , 08/01/27 .................. 1,142 1,128,013
4.50% , 01/15/29 .................. 884 888,727
2.20% , 05/01/30 .................. 680 613,160
1.70% , 01/15/31 .................. 710 609,193

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
7.50% , 04/01/31 .................. USD 630 $ 717,172
5.00% , 09/15/34 .................. 2,275 2,248,536
6.90% , 04/15/38 .................. 394 440,277
5.40% , 07/15/40 .................. 368 359,667
5.00% , 04/15/42 .................. 185 167,765
5.15% , 08/01/43 .................. 386 353,932
3.88% , 10/15/46 .................. 525 396,515
4.45% , 02/01/47 .................. 857 705,973
4.65% , 01/15/48 .................. 533 447,392
5.40% , 01/15/49 .................. 660 615,810
3.95% , 01/15/50 .................. 787 586,911
5.50% , 09/15/54 .................. 2,105 1,983,991
5.65% , 09/15/64 .................. 1,180 1,114,632
Performance Food Group, Inc.
(d)
5.50% , 10/15/27 .................. 990 989,001
4.25% , 08/01/29 .................. 965 927,764
6.13% , 09/15/32 .................. 1,020 1,036,732
Safeway, Inc., 7.25%, 02/01/31
(c)
........ 245 262,850
Sysco Corp.
3.25% , 07/15/27 .................. 1,063 1,039,849
5.75% , 01/17/29 .................. 780 810,871
2.40% , 02/15/30 .................. 325 296,218
5.95% , 04/01/30 .................. 1,245 1,311,551
5.10% , 09/23/30 .................. 325 331,341
2.45% , 12/14/31 .................. 565 493,276
6.00% , 01/17/34 .................. 410 438,127
5.40% , 03/23/35 .................. 560 567,700
5.38% , 09/21/35 .................. 480 483,525
6.60% , 04/01/40 .................. 360 392,294
4.85% , 10/01/45 .................. 655 576,422
4.50% , 04/01/46 .................. 500 419,499
4.45% , 03/15/48 .................. 625 518,921
3.30% , 02/15/50 .................. 410 274,014
6.60% , 04/01/50 .................. 1,177 1,276,056
3.15% , 12/14/51 .................. 475 302,430
Target Corp.
1.95% , 01/15/27 .................. 1,345 1,302,839
4.35% , 06/15/28 .................. 200 200,558
3.38% , 04/15/29 .................. 1,455 1,410,961
2.35% , 02/15/30 .................. 954 877,519
2.65% , 09/15/30 .................. 722 666,953
4.50% , 09/15/32
(c)
................. 885 878,327
6.35% , 11/01/32 .................. 192 211,470
4.40% , 01/15/33 .................. 705 694,667
4.50% , 09/15/34 .................. 645 624,605
5.00% , 04/15/35 .................. 415 414,148
5.25% , 02/15/36 .................. 325 328,622
6.50% , 10/15/37 .................. 620 689,108
7.00% , 01/15/38 .................. 230 264,708
4.00% , 07/01/42 .................. 695 581,461
3.63% , 04/15/46 .................. 635 475,144
3.90% , 11/15/47 .................. 866 673,209
2.95% , 01/15/52
(c)
................. 1,190 753,045
4.80% , 01/15/53
(c)
................. 1,145 1,013,545
Tesco plc, 6.15%, 11/15/37
(d)
........... 558 569,323
United Natural Foods, Inc., 6.75%, 10/15/28
(d)
516 513,832
US Foods, Inc.
(d)
6.88% , 09/15/28 .................. 495 509,609
4.75% , 02/15/29 .................. 885 867,607
4.63% , 06/01/30 .................. 510 491,782
7.25% , 01/15/32 .................. 490 510,543
5.75% , 04/15/33 .................. 508 504,426
Walgreen Co., 4.40%, 09/15/42 ......... 270 246,244
Walgreens Boots Alliance, Inc.
3.45% , 06/01/26 .................. 1,297 1,284,039
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
8.13% , 08/15/29
(c)
................. USD 770 $ 827,020
3.20% , 04/15/30 .................. 517 500,429
4.50% , 11/18/34 .................. 310 306,756
4.80% , 11/18/44 .................. 715 700,792
4.65% , 06/01/46 .................. 311 298,667
4.10% , 04/15/50
(c)
................. 761 654,460
Walmart, Inc.
1.05% , 09/17/26 .................. 1,380 1,333,874
5.88% , 04/05/27 .................. 130 133,813
4.10% , 04/28/27 .................. 455 455,203
3.95% , 09/09/27 .................. 1,543 1,539,646
3.90% , 04/15/28 .................. 855 852,201
3.70% , 06/26/28 .................. 1,420 1,407,479
1.50% , 09/22/28 .................. 1,205 1,113,812
3.25% , 07/08/29 .................. 935 906,692
2.38% , 09/24/29 .................. 652 609,003
7.55% , 02/15/30 .................. 700 797,039
4.00% , 04/15/30 .................. 530 528,392
4.35% , 04/28/30 .................. 630 632,936
1.80% , 09/22/31 .................. 1,775 1,537,248
4.15% , 09/09/32 .................. 1,090 1,072,733
4.10% , 04/15/33 .................. 1,460 1,419,413
4.90% , 04/28/35 .................. 950 956,785
5.25% , 09/01/35 .................. 1,446 1,500,555
6.50% , 08/15/37 .................. 785 892,949
6.20% , 04/15/38 .................. 1,010 1,121,527
3.95% , 06/28/38 .................. 915 827,312
5.63% , 04/01/40 .................. 630 663,985
5.00% , 10/25/40 .................. 545 544,038
5.63% , 04/15/41 .................. 720 751,299
2.50% , 09/22/41 .................. 805 564,261
4.00% , 04/11/43 .................. 350 294,948
4.30% , 04/22/44 .................. 280 247,091
3.63% , 12/15/47 .................. 510 389,154
4.05% , 06/29/48 .................. 1,714 1,403,628
2.95% , 09/24/49 .................. 840 561,935
2.65% , 09/22/51 .................. 1,203 742,907
4.50% , 09/09/52 .................. 1,090 946,324
4.50% , 04/15/53 .................. 1,505 1,307,854
114,597,767
Containers & Packaging — 0.2%
Amcor Finance USA, Inc.
4.50% , 05/15/28 .................. 527 526,030
5.63% , 05/26/33 .................. 740 767,497
Amcor Flexibles North America, Inc.
4.80% , 03/17/28
(d)
................. 515 517,798
5.10% , 03/17/30
(d)
................. 220 223,045
2.63% , 06/19/30 .................. 621 564,147
2.69% , 05/25/31 .................. 795 711,938
5.50% , 03/17/35
(d)
................. 350 356,258
Amcor Group Finance plc, 5.45%, 05/23/29 .. 60 61,715
AptarGroup, Inc., 3.60%, 03/15/32 ....... 130 119,573
ARD Finance SA, 6.50%, (6.50% Cash or
7.25% PIK), 06/30/27
(d) (h)
............ 848 61,910
Ardagh Metal Packaging Finance USA LLC
(d)
6.00% , 06/15/27 .................. 600 600,607
3.25% , 09/01/28 .................. 550 518,532
4.00% , 09/01/29
(c)
................. 1,025 933,401
Ardagh Packaging Finance plc
(d)
4.13% , 08/15/26 .................. 1,188 1,173,338
5.25% , 08/15/27 .................. 1,725 855,839
Avery Dennison Corp.
4.88% , 12/06/28 .................. 600 605,776
2.65% , 04/30/30 .................. 450 412,250

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
2.25% , 02/15/32 .................. USD 660 $ 560,097
5.75% , 03/15/33 .................. 470 490,089
Ball Corp.
6.88% , 03/15/28 .................. 855 872,961
6.00% , 06/15/29 .................. 890 905,904
2.88% , 08/15/30 .................. 1,321 1,186,981
3.13% , 09/15/31 .................. 845 755,959
Berry Global, Inc.
1.65% , 01/15/27 .................. 492 471,949
5.50% , 04/15/28 .................. 640 655,098
5.80% , 06/15/31 .................. 535 561,377
5.65% , 01/15/34 .................. 900 930,746
Canpack SA, 3.88%, 11/15/29
(c) (e)
........ 725 677,470
Cascades, Inc., 5.38%, 01/15/28
(d)
....... 485 474,212
CCL Industries, Inc.
(d)
3.25% , 10/01/26 .................. 30 29,438
3.05% , 06/01/30 .................. 790 730,265
Clydesdale Acquisition Holdings, Inc.
(d)
6.63% , 04/15/29 .................. 535 541,296
6.88% , 01/15/30 .................. 510 521,618
8.75% , 04/15/30 .................. 1,100 1,122,035
6.75% , 04/15/32 .................. 795 813,891
Crown Americas LLC
4.25% , 09/30/26 .................. 387 382,654
5.25% , 04/01/30 .................. 515 520,047
5.88% , 06/01/33
(d)
................. 250 250,653
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 335 345,140
Graham Packaging Co., Inc., 7.13%, 08/15/28
(d)
514 512,465
Graphic Packaging International LLC
(d)
4.75% , 07/15/27 .................. 335 329,864
3.50% , 03/15/28 .................. 468 447,550
3.50% , 03/01/29 .................. 340 319,504
3.75% , 02/01/30 .................. 415 387,755
6.38% , 07/15/32 .................. 495 501,100
International Paper Co.
5.00% , 09/15/35 .................. 490 483,743
7.30% , 11/15/39 .................. 195 222,319
6.00% , 11/15/41 .................. 637 647,346
4.80% , 06/15/44 .................. 776 676,507
5.15% , 05/15/46 .................. 355 320,378
4.40% , 08/15/47 .................. 520 420,599
4.35% , 08/15/48 .................. 889 716,550
Iris Holding, Inc., 10.00%, 12/15/28
(c) (d)
..... 425 395,156
Klabin Austria GmbH
(c)(e)
5.75% , 04/03/29 .................. 600 606,201
3.20% , 01/12/31 .................. 600 533,024
7.00% , 04/03/49 .................. 650 660,204
LABL, Inc.
(d)
10.50% , 07/15/27
(c)
................ 695 655,193
5.88% , 11/01/28 .................. 500 440,215
9.50% , 11/01/28 .................. 385 356,258
8.25% , 11/01/29
(c)
................. 470 372,271
8.63% , 10/01/31 .................. 915 759,144
Mauser Packaging Solutions Holding Co.
(d)
7.88% , 08/15/26 .................. 150 149,217
7.88% , 04/15/27 .................. 2,610 2,637,959
9.25% , 04/15/27 .................. 1,400 1,384,846
OI European Group BV, 4.75%, 02/15/30
(d)
.. 420 397,904
Owens-Brockway Glass Container, Inc.
(d)
6.63% , 05/13/27 .................. 605 605,504
7.25% , 05/15/31
(c)
................. 715 722,924
7.38% , 06/01/32
(c)
................. 315 317,346
Packaging Corp. of America
3.40% , 12/15/27 .................. 769 750,368
3.00% , 12/15/29 .................. 668 629,569
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
5.70% , 12/01/33 .................. USD 285 $ 296,219
4.05% , 12/15/49 .................. 700 535,369
3.05% , 10/01/51 .................. 455 284,671
Sealed Air Corp.
(d)
1.57% , 10/15/26 .................. 775 744,015
4.00% , 12/01/27 .................. 449 436,011
6.13% , 02/01/28 .................. 785 792,518
5.00% , 04/15/29 .................. 415 408,943
7.25% , 02/15/31 .................. 490 509,248
6.50% , 07/15/32
(c)
................. 430 443,329
6.88% , 07/15/33 .................. 455 485,839
Silgan Holdings, Inc., 4.13%, 02/01/28 ..... 550 534,199
Smurfit Kappa Treasury ULC
5.20% , 01/15/30 .................. 505 517,678
5.44% , 04/03/34 .................. 920 940,994
5.78% , 04/03/54 .................. 780 776,896
Smurfit Westrock Financing DAC, 5.42%,
01/15/35 ...................... 320 325,050
Sonoco Products Co.
4.45% , 09/01/26 .................. 255 254,501
2.25% , 02/01/27 .................. 785 757,291
4.60% , 09/01/29 .................. 215 213,907
3.13% , 05/01/30 .................. 735 683,538
2.85% , 02/01/32
(c)
................. 565 496,134
5.00% , 09/01/34
(c)
................. 745 723,961
5.75% , 11/01/40 .................. 200 197,554
Toucan FinCo. Ltd., 9.50%, 05/15/30
(d)
..... 840 859,435
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(d)
590 630,845
TriMas Corp., 4.13%, 04/15/29
(d)
......... 400 383,756
Trivium Packaging Finance BV
(d)
8.25% , 07/15/30 .................. 275 289,732
12.25% , 01/15/31 ................. 435 456,273
WestRock MWV LLC
8.20% , 01/15/30 .................. 542 619,939
7.95% , 02/15/31 .................. 215 247,590
WRKCo, Inc.
3.38% , 09/15/27 .................. 510 499,178
4.00% , 03/15/28 .................. 755 745,761
3.90% , 06/01/28 .................. 590 581,097
4.90% , 03/15/29 .................. 823 833,545
4.20% , 06/01/32 .................. 562 538,681
3.00% , 06/15/33 .................. 524 459,047
59,671,261
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc.
(d)
4.00% , 01/15/28 .................. 730 710,811
3.88% , 11/15/29 .................. 420 395,656
Dealer Tire LLC, 8.00%, 02/01/28
(d)
....... 520 509,602
Ferguson Finance plc
(d)
4.25% , 04/20/27 .................. 220 217,901
4.50% , 10/24/28 .................. 929 924,227
3.25% , 06/02/30 .................. 580 542,519
4.65% , 04/20/32 .................. 390 382,124
Gates Corp., 6.88%, 07/01/29
(d)
......... 510 525,289
Genuine Parts Co.
6.50% , 11/01/28 .................. 640 677,131
4.95% , 08/15/29 .................. 920 930,578
1.88% , 11/01/30 .................. 652 564,613
2.75% , 02/01/32 .................. 280 244,526
6.88% , 11/01/33 .................. 445 495,885
LKQ Corp.
5.75% , 06/15/28 .................. 720 736,980
6.25% , 06/15/33 .................. 465 485,863

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Distributors (continued)
RB Global Holdings, Inc.
(d)
6.75% , 03/15/28 .................. USD 505 $ 517,273
7.75% , 03/15/31 .................. 813 852,553
Resideo Funding, Inc.
(d)
4.00% , 09/01/29 .................. 365 343,136
6.50% , 07/15/32 .................. 612 620,977
Velocity Vehicle Group LLC, 8.00%, 06/01/29
(d)
505 511,681
Windsor Holdings III LLC, 8.50%, 06/15/30
(d)
. 795 844,047
12,033,372
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc., 5.50%,
03/01/28
(d)
..................... 423 417,866
American University (The), Series 2019, 3.67%,
04/01/49 ...................... 190 140,828
Belron UK Finance plc, 5.75%, 10/15/29
(d)
... 1,105 1,115,551
Brown University, Series A, 2.92%, 09/01/50 . 225 147,632
California Institute of Technology
4.32% , 08/01/45 .................. 295 249,251
4.70% , 11/01/2111 ................ 158 126,912
3.65% , 09/01/2119 ................ 311 194,767
Carriage Services, Inc., 4.25%, 05/15/29
(d)
.. 408 381,910
Case Western Reserve University, Series 22-C,
5.41%, 06/01/2122 ............... 180 165,958
Champions Financing, Inc., 8.75%, 02/15/29
(c) (d)
660 610,960
Claremont Mckenna College, 3.78%,
01/01/2122 .................... 223 141,936
Cornell University, 4.84%, 06/15/34
(c)
...... 445 443,209
Duke University
Series 2020 , 2.68% , 10/01/44 ......... 430 304,132
Series 2020 , 2.76% , 10/01/50 ......... 400 252,914
Series 2020 , 2.83% , 10/01/55 ......... 424 260,473
Emory University
Series 2020 , 2.14% , 09/01/30 ......... 40 35,960
Series 2020 , 2.97% , 09/01/50 ......... 413 268,595
George Washington University (The)
Series 2014 , 4.30% , 09/15/44 ......... 335 280,941
4.87% , 09/15/45 .................. 355 318,571
Series 2018 , 4.13% , 09/15/48 ......... 692 553,667
Georgetown University (The)
Series B , 4.32% , 04/01/49 ............ 240 195,075
Series 20A , 2.94% , 04/01/50 .......... 217 135,910
Series A , 5.22% , 10/01/2118 .......... 260 225,146
Grand Canyon University, 5.13%, 10/01/28 .. 385 371,777
Howard University, Series 22A, 5.21%,
10/01/52 ...................... 160 136,492
Johns Hopkins University
Series A , 4.71% , 07/01/32
(c)
........... 415 417,526
Series 2013 , 4.08% , 07/01/53 ......... 295 234,307
Series A , 2.81% , 01/01/60
(c)
........... 253 147,991
Leland Stanford Junior University (The)
1.29% , 06/01/27 .................. 281 267,126
4.68% , 03/01/35 .................. 500 494,490
3.65% , 05/01/48 .................. 420 322,572
2.41% , 06/01/50 .................. 445 262,804
Massachusetts Institute of Technology
3.96% , 07/01/38 .................. 205 185,868
Series F , 2.99% , 07/01/50 ............ 330 220,379
Series G , 2.29% , 07/01/51
(c)
.......... 451 252,650
3.07% , 04/01/52 .................. 472 314,723
5.62% , 06/01/55 .................. 135 137,754
5.60% , 07/01/2111 ................ 404 400,899
4.68% , 07/01/2114 ................ 1,338 1,105,475
3.89% , 07/01/2116 ................ 143 98,208
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Matthews International Corp., 8.63%,
10/01/27
(d)
..................... USD 305 $ 317,492
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(d)
................ 750 741,294
Northeastern University, Series 2020, 2.89%,
10/01/50 ...................... 268 176,039
Northwestern University
4.94% , 12/01/35 .................. 475 477,662
4.64% , 12/01/44 .................. 578 538,069
Series 2020 , 2.64% , 12/01/50 ......... 253 155,965
Series 2017 , 3.66% , 12/01/57
(c)
........ 369 263,093
President & Fellows of Harvard College
4.61% , 02/15/35
(c)
................. 1,800 1,773,663
6.50% , 01/15/39
(d)
................. 165 184,861
4.88% , 10/15/40 .................. 15 14,525
3.15% , 07/15/46 .................. 571 406,497
2.52% , 10/15/50
(c)
................. 526 315,145
3.75% , 11/15/52 .................. 45 33,913
3.30% , 07/15/56 .................. 616 416,093
Rentokil Terminix Funding LLC
(d)
5.00% , 04/28/30 .................. 600 604,286
5.63% , 04/28/35 .................. 600 606,682
Service Corp. International
7.50% , 04/01/27
(c)
................. 155 160,467
4.63% , 12/15/27 .................. 525 519,999
5.13% , 06/01/29 .................. 790 782,299
3.38% , 08/15/30 .................. 845 769,171
4.00% , 05/15/31 .................. 825 764,946
5.75% , 10/15/32 .................. 795 796,788
Signal Parent, Inc., 6.13%, 04/01/29
(d)
..... 322 113,193
Sotheby's
(d)
7.38% , 10/15/27 .................. 760 750,924
5.88% , 06/01/29 .................. 320 289,925
StoneMor, Inc., 8.50%, 05/15/29
(c) (d)
....... 400 379,401
Thomas Jefferson University, 3.85%, 11/01/57 272 190,257
Trustees of Boston College, 3.13%, 07/01/52 . 290 197,716
Trustees of Columbia University in the City
of New York (The), Series 2024, 4.36%,
10/01/35 ...................... 145 138,190
Trustees of Dartmouth College, 4.27%,
06/01/30 ...................... 185 184,631
Trustees of Princeton University (The)
4.65% , 07/01/30 .................. 90 91,347
5.70% , 03/01/39 .................. 347 366,027
Series 2020 , 2.52% , 07/01/50 ......... 408 247,133
4.20% , 03/01/52 .................. 220 181,367
Trustees of the University of Pennsylvania (The)
Series 2020 , 2.40% , 10/01/50
(c)
........ 315 182,211
4.67% , 09/01/2112 ................ 30 24,530
3.61% , 02/15/2119 ................ 255 160,849
University of Chicago (The)
Series 20B , 2.76% , 04/01/45 .......... 85 65,915
Series C , 2.55% , 04/01/50 ........... 276 176,171
4.00% , 10/01/53 .................. 190 147,525
University of Miami, Series 2022, 4.06%,
04/01/52
(c)
..................... 216 169,428
University of Notre Dame du Lac
Series 2015 , 3.44% , 02/15/45 ......... 404 308,629
Series 2017 , 3.39% , 02/15/48 ......... 400 293,679
University of Southern California
3.03% , 10/01/39 .................. 763 609,608
Series 2017 , 3.84% , 10/01/47 ......... 483 377,930
2.81% , 10/01/50 .................. 115 71,597
Series 21A , 2.95% , 10/01/51 .......... 345 221,711
4.98% , 10/01/53
(c)
................. 380 346,849

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
5.25% , 10/01/2111 ................ USD 255 $ 231,943
Series A , 3.23% , 10/01/2120 .......... 208 118,162
Wand NewCo 3, Inc., 7.63%, 01/30/32
(d)
.... 1,200 1,261,132
Washington University (The)
Series 2022 , 3.52% , 04/15/54 ......... 510 364,082
4.35% , 04/15/2122 ................ 124 93,349
William Marsh Rice University
3.57% , 05/15/45 .................. 390 306,258
3.77% , 05/15/55 .................. 295 220,986
Yale University
Series 2020 , 1.48% , 04/15/30 ......... 473 417,443
Series 2025 , 4.70% , 04/15/32 ......... 85 85,844
Series 2020 , 2.40% , 04/15/50 ......... 498 294,708
32,838,804
Diversified REITs — 0.2%
American Assets Trust LP
3.38% , 02/01/31 .................. 645 576,809
6.15% , 10/01/34 .................. 525 525,417
Broadstone Net Lease LLC, 2.60%, 09/15/31 . 490 417,922
Champion MTN Ltd., 2.95%, 06/15/30
(e)
.... 400 334,541
Digital Realty Trust LP
3.70% , 08/15/27 .................. 1,055 1,040,482
5.55% , 01/15/28 .................. 940 961,788
4.45% , 07/15/28 .................. 723 723,630
3.60% , 07/01/29 .................. 1,019 981,699
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ...................... 490 499,446
Global Net Lease, Inc.
(d)
3.75% , 12/15/27 .................. 495 472,728
4.50% , 09/30/28 .................. 500 481,774
GLP Capital LP
5.75% , 06/01/28 .................. 733 748,638
5.30% , 01/15/29 .................. 832 840,135
4.00% , 01/15/30 .................. 765 732,226
4.00% , 01/15/31 .................. 765 721,013
3.25% , 01/15/32 .................. 545 482,267
6.75% , 12/01/33 .................. 135 144,417
5.63% , 09/15/34 .................. 465 463,622
6.25% , 09/15/54 .................. 555 547,120
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(d)
....... 775 739,885
Prologis Targeted US Logistics Fund LP
(d)
5.25% , 04/01/29 .................. 470 481,398
5.50% , 04/01/34 .................. 430 438,680
5.25% , 01/15/35 .................. 305 305,806
Rayonier LP, 2.75%, 05/17/31 .......... 525 465,120
Safehold GL Holdings LLC
2.80% , 06/15/31 .................. 655 584,798
2.85% , 01/15/32 .................. 190 165,064
6.10% , 04/01/34 .................. 270 282,170
5.65% , 01/15/35 .................. 300 299,866
Simon Property Group LP
3.25% , 11/30/26 .................. 815 802,461
1.38% , 01/15/27 .................. 650 622,321
3.38% , 06/15/27 .................. 649 637,718
3.38% , 12/01/27 .................. 749 733,648
1.75% , 02/01/28 .................. 1,016 955,488
2.45% , 09/13/29 .................. 1,680 1,559,170
2.65% , 07/15/30 .................. 910 836,727
2.20% , 02/01/31 .................. 805 710,942
2.25% , 01/15/32 .................. 685 590,308
2.65% , 02/01/32 .................. 715 630,458
5.50% , 03/08/33 .................. 620 645,550
6.25% , 01/15/34 .................. 470 511,036
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
4.75% , 09/26/34 .................. USD 575 $ 559,809
6.75% , 02/01/40 .................. 507 570,016
4.75% , 03/15/42 .................. 539 484,859
4.25% , 10/01/44 .................. 502 416,338
4.25% , 11/30/46 .................. 575 468,058
3.25% , 09/13/49 .................. 1,330 896,031
3.80% , 07/15/50 .................. 560 415,904
5.85% , 03/08/53 .................. 585 585,513
6.65% , 01/15/54 .................. 390 430,095
Trust Fibra Uno
(e)
4.87% , 01/15/30 .................. 1,000 953,102
7.70% , 01/23/32 .................. 290 305,912
7.38% , 02/13/34
(c)
................. 800 827,379
8.25% , 01/23/37 .................. 200 213,084
6.95% , 01/30/44 .................. 600 546,646
6.39% , 01/15/50 .................. 800 681,773
Uniti Group LP
(d)
10.50% , 02/15/28 ................. 2,187 2,310,552
4.75% , 04/15/28 .................. 510 495,015
6.50% , 02/15/29 .................. 1,065 1,035,963
6.00% , 01/15/30 .................. 790 747,160
8.63% , 06/15/32 .................. 335 339,718
VICI Properties LP
4.50% , 09/01/26
(d)
................. 615 611,982
4.25% , 12/01/26
(d)
................. 1,345 1,334,095
5.75% , 02/01/27
(d)
................. 648 654,994
3.75% , 02/15/27
(d)
................. 848 833,603
4.50% , 01/15/28
(d)
................. 725 718,350
4.75% , 02/15/28 .................. 805 808,451
4.75% , 04/01/28 .................. 100 100,580
3.88% , 02/15/29
(d)
................. 820 793,622
4.63% , 12/01/29
(d)
................. 1,264 1,239,320
4.95% , 02/15/30 .................. 1,025 1,029,950
4.13% , 08/15/30
(d)
................. 1,505 1,436,967
5.13% , 11/15/31 .................. 400 399,869
5.13% , 05/15/32 .................. 1,201 1,198,301
5.75% , 04/01/34 .................. 105 107,381
5.63% , 04/01/35 .................. 485 487,983
5.63% , 05/15/52 .................. 1,080 988,819
6.13% , 04/01/54 .................. 215 210,780
Vornado Realty LP
2.15% , 06/01/26 .................. 395 383,960
3.40% , 06/01/31 .................. 345 303,433
WP Carey, Inc.
4.25% , 10/01/26 .................. 425 423,239
3.85% , 07/15/29 .................. 490 476,566
4.65% , 07/15/30 .................. 190 188,761
2.40% , 02/01/31 .................. 485 427,401
2.45% , 02/01/32 .................. 455 390,163
2.25% , 04/01/33 .................. 487 398,773
5.38% , 06/30/34 .................. 430 432,662
54,357,220
Diversified Telecommunication Services — 0.8%
Altice Financing SA
(d)
9.63% , 07/15/27 .................. 380 348,836
5.00% , 01/15/28 .................. 1,200 962,153
5.75% , 08/15/29 .................. 1,983 1,518,091
Altice France SA
(d)
8.13% , 02/01/27 .................. 1,704 1,587,173
5.50% , 01/15/28 .................. 1,090 969,260
5.13% , 01/15/29 .................. 440 385,403
5.13% , 07/15/29 .................. 2,560 2,235,560
5.50% , 10/15/29 .................. 1,960 1,703,023

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
AT&T, Inc.
2.95% , 07/15/26 .................. USD 425 $ 419,081
3.80% , 02/15/27 .................. 817 809,261
4.25% , 03/01/27 .................. 1,725 1,719,241
2.30% , 06/01/27 .................. 2,826 2,721,202
1.65% , 02/01/28 .................. 2,456 2,299,275
4.10% , 02/15/28 .................. 1,595 1,583,497
4.35% , 03/01/29 .................. 2,828 2,819,187
4.30% , 02/15/30 .................. 3,062 3,038,603
4.70% , 08/15/30 .................. 1,320 1,330,138
2.75% , 06/01/31 .................. 2,626 2,372,719
2.25% , 02/01/32 .................. 2,377 2,040,812
2.55% , 12/01/33 .................. 3,753 3,130,092
5.40% , 02/15/34 .................. 2,620 2,678,210
4.50% , 05/15/35 .................. 2,469 2,344,042
5.38% , 08/15/35 .................. 1,175 1,189,930
5.25% , 03/01/37 .................. 815 808,015
4.90% , 08/15/37 .................. 625 595,285
6.30% , 01/15/38 .................. 270 288,573
6.55% , 02/15/39 .................. 355 385,762
4.85% , 03/01/39 .................. 931 872,928
6.00% , 08/15/40 .................. 610 631,795
5.35% , 09/01/40 .................. 605 584,269
6.38% , 03/01/41 .................. 367 391,089
3.50% , 06/01/41 .................. 2,439 1,906,822
5.55% , 08/15/41 .................. 607 595,280
5.15% , 03/15/42 .................. 426 397,725
4.30% , 12/15/42 .................. 1,380 1,161,565
3.10% , 02/01/43 .................. 615 443,812
4.65% , 06/01/44 .................. 564 486,170
4.80% , 06/15/44 .................. 367 324,860
4.35% , 06/15/45 .................. 625 515,424
4.85% , 07/15/45 .................. 266 234,519
4.75% , 05/15/46 .................. 1,885 1,643,048
5.15% , 11/15/46 .................. 775 709,407
5.65% , 02/15/47 .................. 755 750,394
5.45% , 03/01/47 .................. 507 478,496
4.50% , 03/09/48 .................. 1,835 1,515,970
4.55% , 03/09/49 .................. 950 786,705
5.15% , 02/15/50 .................. 771 690,726
3.65% , 06/01/51 .................. 3,039 2,141,692
3.30% , 02/01/52 .................. 1,005 657,249
3.50% , 09/15/53 .................. 7,332 4,946,110
3.55% , 09/15/55 .................. 7,202 4,829,809
6.05% , 08/15/56 .................. 1,400 1,418,952
5.70% , 03/01/57 .................. 552 528,436
3.80% , 12/01/57 .................. 5,676 3,952,975
3.65% , 09/15/59 .................. 6,244 4,163,437
3.85% , 06/01/60 .................. 1,385 958,774
3.50% , 02/01/61 .................. 640 408,482
Bell Telephone Co. of Canada or Bell Canada
Series US-5 , 2.15% , 02/15/32 ......... 605 512,142
5.10% , 05/11/33
(c)
................. 930 928,140
5.20% , 02/15/34 .................. 630 627,281
4.46% , 04/01/48 .................. 1,146 922,912
4.30% , 07/29/49 .................. 264 203,344
Series US-4 , 3.65% , 03/17/51 ......... 571 398,417
3.65% , 08/15/52 .................. 470 321,565
5.55% , 02/15/54
(c)
................. 815 762,679
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.39%), 6.88% ,
09/15/55
(g)
.................... 1,005 1,026,295
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.36%), 7.00% ,
09/15/55
(g)
.................... 1,315 1,335,523
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
British Telecommunications plc
5.13% , 12/04/28 .................. USD 850 $ 864,497
3.25% , 11/08/29
(d)
................. 1,235 1,170,608
9.63% , 12/15/30 .................. 2,097 2,562,211
4.25% , 11/08/49
(d)
................. 567 441,037
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.99%), 4.25% ,
11/23/81
(d) (g)
................... 515 508,320
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%), 4.88% ,
11/23/81
(d) (g)
................... 512 480,830
CCO Holdings LLC
5.50% , 05/01/26
(d)
................. 260 259,571
5.13% , 05/01/27
(d)
................. 3,070 3,044,753
5.00% , 02/01/28
(d)
................. 2,375 2,331,499
5.38% , 06/01/29
(d)
................. 1,480 1,454,344
6.38% , 09/01/29
(d)
................. 1,420 1,432,681
4.75% , 03/01/30
(d)
................. 2,830 2,688,240
4.50% , 08/15/30
(d)
................. 2,750 2,573,685
4.25% , 02/01/31
(d)
................. 2,913 2,658,230
7.38% , 03/01/31
(d)
................. 1,112 1,142,407
4.75% , 02/01/32
(d)
................. 1,240 1,145,065
4.50% , 05/01/32 .................. 2,735 2,481,859
4.50% , 06/01/33
(d)
................. 1,695 1,504,892
4.25% , 01/15/34
(c) (d)
................ 1,983 1,710,773
Deutsche Telekom AG, 3.63%, 01/21/50
(d)
... 1,225 882,162
Deutsche Telekom International Finance BV
3.60% , 01/19/27
(d)
................. 1,135 1,119,521
4.38% , 06/21/28
(d)
................. 1,365 1,365,640
8.75% , 06/15/30 .................. 3,135 3,676,360
9.25% , 06/01/32 .................. 639 793,361
4.75% , 06/21/38
(d)
................. 485 455,714
4.88% , 03/06/42
(d)
................. 1,080 987,303
Embarq LLC, 8.00%, 06/01/36 .......... 1,160 555,853
Fibercop SpA
(d)
Series 2033 , 6.38% , 11/15/33 ......... 525 511,965
Series 2034 , 6.00% , 09/30/34 ......... 554 523,295
Series 2036 , 7.20% , 07/18/36 ......... 554 547,792
Series 2038 , 7.72% , 06/04/38 ......... 545 543,412
Frontier Communications Holdings LLC
5.88% , 10/15/27
(d)
................. 1,105 1,105,274
5.00% , 05/01/28
(d)
................. 1,386 1,385,285
6.75% , 05/01/29
(d)
................. 935 944,168
5.88% , 11/01/29 .................. 745 751,745
6.00% , 01/15/30
(d)
................. 960 971,317
8.75% , 05/15/30
(d)
................. 1,070 1,121,893
8.63% , 03/15/31
(d)
................. 750 795,293
Frontier Florida LLC, Series E, 6.86%, 02/01/28 305 317,848
Frontier North, Inc., Series G, 6.73%, 02/15/28 250 257,394
HKT Capital No. 5 Ltd., 3.25%, 09/30/29
(e)
... 400 380,257
HKT Capital No. 6 Ltd., 3.00%, 01/18/32
(e)
... 600 532,896
IHS Holding Ltd.
(e)
6.25% , 11/29/28 .................. 600 590,046
7.88% , 05/29/30 .................. 400 404,763
8.25% , 11/29/31 .................. 600 613,025
Iliad Holding SASU
(d)
7.00% , 10/15/28 .................. 890 903,320
8.50% , 04/15/31 .................. 1,010 1,083,537
7.00% , 04/15/32 .................. 640 657,583
Koninklijke KPN NV, 8.38%, 10/01/30 ..... 350 405,234
KT Corp.
(e)
1.38% , 01/21/27 .................. 200 191,041
4.13% , 02/02/28 .................. 400 395,772
Level 3 Financing, Inc.
(d)
4.25% , 07/01/28
(c)
................. 505 460,109

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.63% , 01/15/29 .................. USD 185 $ 157,377
4.88% , 06/15/29 .................. 539 506,730
3.75% , 07/15/29
(c)
................. 450 377,162
11.00% , 11/15/29 ................. 1,359 1,543,879
4.50% , 04/01/30 .................. 675 607,357
3.88% , 10/15/30 .................. 580 501,916
10.75% , 12/15/30 ................. 560 632,088
4.00% , 04/15/31
(c)
................. 455 392,919
10.00% , 10/15/32
(c)
................ 377 379,965
6.88% , 06/30/33 .................. 675 684,817
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(e)
................ 600 513,612
Lumen Technologies, Inc.
4.50% , 01/15/29
(c) (d)
................ 355 322,347
4.13% , 04/15/29
(d)
................. 337 328,519
5.38% , 06/15/29
(c) (d)
................ 275 246,370
4.13% , 04/15/30
(c) (d)
................ 342 333,884
10.00% , 10/15/32
(d)
................ 435 442,082
Series P , 7.60% , 09/15/39
(c)
........... 400 341,039
Series U , 7.65% , 03/15/42 ........... 220 182,745
Ooredoo International Finance Ltd.
3.88% , 01/31/28
(d)
................. 400 394,675
2.63% , 04/08/31
(e)
................. 1,400 1,263,530
4.63% , 10/10/34
(e)
................. 200 196,470
4.50% , 01/31/43
(d)
................. 400 355,025
Orange SA
9.00% , 03/01/31 .................. 2,111 2,546,106
5.38% , 01/13/42 .................. 965 934,331
5.50% , 02/06/44 .................. 694 681,900
PT Tower Bersama Infrastructure Tbk., 2.80%,
05/02/27
(e)
..................... 200 193,402
Sable International Finance Ltd., 7.13%,
10/15/32
(c) (e)
.................... 1,000 998,877
Saudi Telecom Co., 3.89%, 05/13/29
(e)
..... 1,200 1,170,302
SES GLOBAL Americas Holdings, Inc., 5.30%,
03/25/44
(d)
..................... 544 405,267
Singapore Telecommunications Ltd., 7.38%,
12/01/31
(d)
..................... 150 174,341
SingTel Group Treasury Pte. Ltd.
(e)
3.88% , 08/28/28 .................. 800 789,942
2.38% , 08/28/29 .................. 1,200 1,115,320
1.88% , 06/10/30 .................. 1,000 895,758
Sitios Latinoamerica SAB de CV
(e)
6.00% , 11/25/29 .................. 800 820,011
5.38% , 04/04/32 .................. 1,045 1,024,614
SK Broadband Co. Ltd., 4.88%, 06/28/28
(e)
.. 400 401,517
Sprint Capital Corp.
6.88% , 11/15/28 .................. 2,950 3,153,731
8.75% , 03/15/32 .................. 2,190 2,645,903
Telecom Argentina SA
(e)
9.50% , 07/18/31 .................. 850 895,304
9.25% , 05/28/33
(c)
................. 800 824,238
Telecom Italia Capital SA
6.38% , 11/15/33 .................. 511 529,363
6.00% , 09/30/34 .................. 506 502,223
7.20% , 07/18/36 .................. 526 553,261
7.72% , 06/04/38 .................. 528 569,509
Telefonica Emisiones SA
4.10% , 03/08/27 .................. 1,218 1,208,619
7.05% , 06/20/36 .................. 2,211 2,445,488
4.67% , 03/06/38 .................. 416 373,292
5.21% , 03/08/47 .................. 2,481 2,191,707
4.90% , 03/06/48 .................. 1,036 872,040
5.52% , 03/01/49 .................. 1,203 1,098,527
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Telesat Canada
(d)
5.63% , 12/06/26 .................. USD 380 $ 242,176
4.88% , 06/01/27
(c)
................. 225 139,710
6.50% , 10/15/27
(c)
................. 235 88,093
TELUS Corp.
2.80% , 02/16/27 .................. 770 750,380
3.70% , 09/15/27 .................. 760 746,921
3.40% , 05/13/32 .................. 815 741,903
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 6.63% ,
10/15/55
(g)
.................... 200 202,624
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.71%), 7.00% ,
10/15/55
(g)
.................... 200 203,043
Total Play Telecomunicaciones SA de CV,
11.13%, 12/31/32
(e)
............... 870 838,577
Turk Telekomunikasyon A/S, 7.38%, 05/20/29
(e)
600 618,405
Verizon Communications, Inc.
3.00% , 03/22/27 .................. 1,105 1,081,227
2.10% , 03/22/28 .................. 2,672 2,525,997
4.33% , 09/21/28 .................. 4,012 4,006,905
3.88% , 02/08/29 .................. 1,520 1,496,148
4.02% , 12/03/29 .................. 3,863 3,795,573
3.15% , 03/22/30 .................. 1,642 1,548,471
1.50% , 09/18/30 .................. 1,615 1,389,166
1.68% , 10/30/30 .................. 1,336 1,157,224
7.75% , 12/01/30 .................. 610 698,729
1.75% , 01/20/31 .................. 2,090 1,797,712
2.55% , 03/21/31 .................. 3,413 3,057,302
2.36% , 03/15/32 .................. 4,557 3,917,765
5.05% , 05/09/33 .................. 705 710,823
4.50% , 08/10/33 .................. 2,253 2,178,821
6.40% , 09/15/33 .................. 520 565,959
4.40% , 11/01/34 .................. 2,239 2,119,142
4.78% , 02/15/35 .................. 2,015 1,953,214
5.25% , 04/02/35 .................. 1,805 1,808,596
5.85% , 09/15/35
(c)
................. 535 562,688
4.27% , 01/15/36 .................. 895 823,968
5.25% , 03/16/37 .................. 1,445 1,432,506
5.40% , 07/02/37
(d)
................. 2,843 2,837,541
4.81% , 03/15/39 .................. 1,418 1,321,402
2.65% , 11/20/40 .................. 3,130 2,195,863
3.40% , 03/22/41 .................. 3,700 2,857,771
2.85% , 09/03/41 .................. 995 703,059
4.75% , 11/01/41 .................. 649 582,589
3.85% , 11/01/42 .................. 820 651,873
6.55% , 09/15/43 .................. 819 892,162
4.13% , 08/15/46 .................. 1,063 848,103
4.86% , 08/21/46 .................. 2,312 2,051,037
5.50% , 03/16/47 .................. 525 505,916
4.52% , 09/15/48 .................. 1,024 854,772
5.01% , 04/15/49 .................. 475 428,535
4.00% , 03/22/50 .................. 970 739,012
2.88% , 11/20/50 .................. 2,853 1,768,615
3.55% , 03/22/51 .................. 4,435 3,155,500
3.88% , 03/01/52 .................. 1,010 748,835
5.50% , 02/23/54
(c)
................. 780 750,090
5.01% , 08/21/54 .................. 640 568,403
4.67% , 03/15/55 .................. 722 607,396
2.99% , 10/30/56 .................. 3,675 2,203,965
3.00% , 11/20/60 .................. 1,905 1,120,214
3.70% , 03/22/61 .................. 3,088 2,121,884
Virgin Media Finance plc, 5.00%, 07/15/30
(d)
. 910 820,113
Virgin Media Secured Finance plc
(d)
5.50% , 05/15/29 .................. 1,331 1,300,184

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.50% , 08/15/30 .................. USD 945 $ 877,664
Windstream Services LLC, 8.25%, 10/01/31
(d)
2,215 2,320,679
Zayo Group Holdings, Inc.
(d)
4.00% , 03/01/27 .................. 1,495 1,421,394
6.13% , 03/01/28 .................. 1,120 1,011,379
267,318,441
Electric Utilities — 1.9%
Acwa Power Management & Investments One
Ltd., 5.95%, 12/15/39
(e)
............. 369 367,475
Adani Electricity Mumbai Ltd.
(e)
3.95% , 02/12/30 .................. 800 733,778
3.87% , 07/22/31 .................. 400 351,175
Adani Transmission Step-One Ltd.
(e)
4.00% , 08/03/26 .................. 600 591,455
4.25% , 05/21/36 .................. 209 178,235
AEP Texas, Inc.
3.95% , 06/01/28 .................. 95 93,535
5.45% , 05/15/29 .................. 685 705,495
Series I , 2.10% , 07/01/30 ............ 635 563,951
4.70% , 05/15/32 .................. 305 299,689
5.40% , 06/01/33 .................. 345 349,766
5.70% , 05/15/34 .................. 425 433,940
3.80% , 10/01/47 .................. 405 295,856
Series G , 4.15% , 05/01/49 ........... 320 242,317
Series H , 3.45% , 01/15/50 ........... 512 347,318
3.45% , 05/15/51 .................. 265 175,868
5.25% , 05/15/52 .................. 350 314,618
AEP Transmission Co. LLC
3.10% , 12/01/26 .................. 480 472,140
5.15% , 04/01/34 .................. 490 492,906
5.38% , 06/15/35 .................. 65 66,071
4.00% , 12/01/46 .................. 220 172,474
3.75% , 12/01/47 .................. 572 431,587
4.25% , 09/15/48 .................. 390 314,176
3.80% , 06/15/49 .................. 295 219,235
3.15% , 09/15/49 .................. 345 228,869
Series M , 3.65% , 04/01/50 ........... 625 458,183
Series N , 2.75% , 08/15/51 ........... 270 164,584
Series O , 4.50% , 06/15/52 ........... 610 510,683
5.40% , 03/15/53 .................. 751 721,406
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(e)
..................... 1,317 1,203,595
Alabama Power Co.
3.75% , 09/01/27 .................. 310 307,065
Series 20-A , 1.45% , 09/15/30 ......... 655 565,808
3.05% , 03/15/32 .................. 280 253,921
3.94% , 09/01/32 .................. 620 590,955
5.85% , 11/15/33 .................. 475 503,275
5.10% , 04/02/35 .................. 495 497,641
6.13% , 05/15/38 .................. 270 289,700
6.00% , 03/01/39 .................. 320 339,839
3.85% , 12/01/42 .................. 154 123,335
4.15% , 08/15/44 .................. 479 392,662
3.75% , 03/01/45 .................. 848 657,135
4.30% , 01/02/46 .................. 465 389,157
Series B , 3.70% , 12/01/47 ............ 567 426,463
Series A , 4.30% , 07/15/48 ............ 578 477,543
3.45% , 10/01/49 .................. 558 396,124
3.13% , 07/15/51 .................. 715 474,571
3.00% , 03/15/52 .................. 498 321,507
Alfa Desarrollo SpA, 4.55%, 09/27/51
(e)
.... 1,037 780,387
Alliant Energy Finance LLC
(d)
5.40% , 06/06/27 .................. 530 533,921
4.25% , 06/15/28 .................. 433 426,054
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.95% , 03/30/29 .................. USD 510 $ 532,705
3.60% , 03/01/32 .................. 465 421,581
Alpha Generation LLC, 6.75%, 10/15/32
(d)
... 987 1,010,637
American Electric Power Co., Inc.
5.75% , 11/01/27 .................. 700 718,315
3.20% , 11/13/27 .................. 650 632,761
Series J , 4.30% , 12/01/28 ............ 595 592,237
5.20% , 01/15/29 .................. 1,215 1,241,526
2.30% , 03/01/30 .................. 649 586,030
5.95% , 11/01/32 .................. 565 598,355
5.63% , 03/01/33 .................. 639 662,775
3.25% , 03/01/50 .................. 405 263,028
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 6.95% ,
12/15/54
(g)
.................... 630 665,145
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 7.05% ,
12/15/54
(g)
.................... 145 151,609
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 3.88% ,
02/15/62
(g)
.................... 704 679,122
American Transmission Systems, Inc.
(d)
2.65% , 01/15/32 .................. 695 611,366
5.00% , 09/01/44 .................. 510 463,884
Appalachian Power Co.
Series X , 3.30% , 06/01/27 ............ 255 249,457
Series AA , 2.70% , 04/01/31 ........... 295 264,320
Series BB , 4.50% , 08/01/32 ........... 635 620,566
5.65% , 04/01/34 .................. 480 493,796
7.00% , 04/01/38 .................. 550 611,002
4.40% , 05/15/44 .................. 360 295,542
4.45% , 06/01/45 .................. 275 223,797
Series Y , 4.50% , 03/01/49 ............ 485 391,581
Series Z , 3.70% , 05/01/50 ............ 650 455,625
Arizona Public Service Co.
2.95% , 09/15/27 .................. 475 459,311
2.60% , 08/15/29 .................. 654 608,252
2.20% , 12/15/31 .................. 520 445,470
6.35% , 12/15/32 .................. 445 478,520
5.55% , 08/01/33 .................. 535 549,064
5.70% , 08/15/34 .................. 405 418,063
5.05% , 09/01/41 .................. 302 274,826
4.50% , 04/01/42 .................. 331 280,839
4.35% , 11/15/45 .................. 553 448,584
3.75% , 05/15/46 .................. 320 237,788
4.20% , 08/15/48 .................. 352 272,300
4.25% , 03/01/49 .................. 465 363,954
3.50% , 12/01/49 .................. 428 290,342
3.35% , 05/15/50 .................. 665 449,094
2.65% , 09/15/50 .................. 615 362,109
Atlantic City Electric Co.
4.00% , 10/15/28 .................. 388 384,130
2.30% , 03/15/31 .................. 585 519,267
Atlantica Transmision Sur SA, 6.88%,
04/30/43
(e)
..................... 359 378,479
Ausgrid Finance Pty. Ltd., 4.35%, 08/01/28
(d)
. 480 475,794
Avangrid, Inc., 3.80%, 06/01/29 ......... 527 513,759
Baltimore Gas & Electric Co.
2.40% , 08/15/26 .................. 70 68,592
2.25% , 06/15/31 .................. 623 550,979
5.30% , 06/01/34 .................. 280 285,775
5.45% , 06/01/35 .................. 950 974,159
6.35% , 10/01/36 .................. 290 315,918
3.50% , 08/15/46 .................. 530 386,551
3.75% , 08/15/47 .................. 433 328,042

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.25% , 09/15/48 .................. USD 240 $ 193,204
3.20% , 09/15/49 .................. 386 259,156
2.90% , 06/15/50 .................. 585 364,066
4.55% , 06/01/52 .................. 540 454,775
5.40% , 06/01/53 .................. 695 664,717
5.65% , 06/01/54 .................. 385 380,759
Buffalo Energy Mexico Holdings, 7.88%,
02/15/39
(c) (e)
.................... 600 638,628
California Buyer Ltd., 6.38%, 02/15/32
(d)
.... 765 772,107
Capital Power US Holdings, Inc.
(d)
5.26% , 06/01/28 .................. 30 30,319
6.19% , 06/01/35 .................. 10 10,282
Castle Peak Power Finance Co. Ltd.
(e)
3.25% , 07/25/27 .................. 400 391,669
2.20% , 06/22/30 .................. 200 179,833
2.13% , 03/03/31 .................. 400 353,173
CenterPoint Energy Houston Electric LLC
Series Z , 2.40% , 09/01/26 ............ 123 120,568
Series AA , 3.00% , 02/01/27 ........... 215 210,538
5.20% , 10/01/28 .................. 425 435,704
4.80% , 03/15/30 .................. 490 496,264
Series AE , 2.35% , 04/01/31 ........... 563 498,159
Series AG , 3.00% , 03/01/32 .......... 435 391,637
Series ai. , 4.45% , 10/01/32 ........... 380 371,600
Series K2 , 6.95% , 03/15/33 ........... 198 222,431
4.95% , 04/01/33 .................. 775 777,991
5.15% , 03/01/34 .................. 250 251,815
5.05% , 03/01/35 .................. 190 188,948
3.55% , 08/01/42 .................. 525 402,192
4.50% , 04/01/44 .................. 440 380,220
3.95% , 03/01/48
(c)
................. 473 368,583
Series AC , 4.25% , 02/01/49 ........... 830 673,431
Series AD , 2.90% , 07/01/50 ........... 388 244,479
Series AF , 3.35% , 04/01/51 ........... 620 429,793
Series AH , 3.60% , 03/01/52 ........... 355 256,483
Series AJ , 4.85% , 10/01/52 ........... 525 465,943
5.30% , 04/01/53 .................. 175 167,358
Centrais Eletricas Brasileiras SA, 6.50%,
01/11/35
(c) (e)
.................... 800 791,884
Central International Development BVI Ltd.,
5.10%, 08/19/27
(e)
................ 400 400,774
CGNPC International Ltd., 3.75%, 12/11/27
(e)
. 200 196,954
Chile Electricity PEC SpA, 0.00%, 01/25/28
(e) (k)
362 320,046
China Huaneng Group Hong Kong Treasury
Management Holding Ltd.
(e)
(3-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.78%),
5.30%
(g) (i)
..................... 400 405,256
3.00% , 12/10/29 .................. 1,000 951,085
2.70% , 01/20/31 .................. 200 185,074
China Southern Power Grid International
Finance BVI 2018 Co. Ltd., 4.25%,
09/18/28
(e)
..................... 800 795,599
China Southern Power Grid International
Finance BVI Co. Ltd., 3.50%, 05/08/27
(e)
.. 400 394,318
Cleco Corporate Holdings LLC, 4.97%,
05/01/46 ...................... 355 300,122
Cleveland Electric Illuminating Co. (The)
3.50% , 04/01/28
(d)
................. 590 571,580
4.55% , 11/15/30
(d)
................. 390 381,757
5.95% , 12/15/36 .................. 370 381,066
CLP Power Hong Kong Financing Ltd.
(e)
3.38% , 10/26/27 .................. 800 783,098
2.13% , 06/30/30 .................. 600 541,611
2.25% , 07/21/31 .................. 200 177,258
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Commonwealth Edison Co.
Series 122 , 2.95% , 08/15/27 .......... USD 805 $ 783,602
3.70% , 08/15/28 .................. 780 766,418
2.20% , 03/01/30 .................. 572 518,976
Series 132 , 3.15% , 03/15/32 .......... 315 286,937
4.90% , 02/01/33 .................. 80 80,331
5.30% , 06/01/34 .................. 200 204,868
5.90% , 03/15/36 .................. 527 557,944
6.45% , 01/15/38 .................. 363 398,103
3.80% , 10/01/42 .................. 165 131,230
4.60% , 08/15/43 .................. 420 367,685
4.70% , 01/15/44 .................. 321 287,728
3.70% , 03/01/45 .................. 347 267,184
4.35% , 11/15/45 .................. 466 392,978
3.65% , 06/15/46 .................. 610 460,457
Series 123 , 3.75% , 08/15/47 .......... 683 517,386
4.00% , 03/01/48 .................. 690 543,747
4.00% , 03/01/49 .................. 478 371,025
Series 127 , 3.20% , 11/15/49 .......... 439 296,457
3.00% , 03/01/50 .................. 372 240,419
Series 130 , 3.13% , 03/15/51 .......... 495 326,764
Series 131 , 2.75% , 09/01/51 .......... 655 396,763
Series 133 , 3.85% , 03/15/52 .......... 320 240,150
5.30% , 02/01/53 .................. 385 362,743
5.65% , 06/01/54 .................. 255 252,497
5.95% , 06/01/55 .................. 585 606,788
Connecticut Light & Power Co. (The)
Series A , 3.20% , 03/15/27 ............ 273 267,967
4.65% , 01/01/29 .................. 505 508,405
4.95% , 01/15/30 .................. 395 401,925
Series A , 2.05% , 07/01/31 ............ 530 461,031
4.90% , 07/01/33 .................. 340 339,967
4.95% , 08/15/34 .................. 495 493,240
4.30% , 04/15/44 .................. 510 431,389
Series A , 4.15% , 06/01/45 ............ 435 354,363
4.00% , 04/01/48 .................. 712 556,627
5.25% , 01/15/53 .................. 531 495,068
Consorcio Transmantaro SA
(e)
4.70% , 04/16/34
(c)
................. 800 774,098
5.20% , 04/11/38 .................. 400 386,156
Continuum Green Energy India Pvt, 7.50%,
06/26/33
(e)
..................... 579 596,165
ContourGlobal Power Holdings SA, 6.75%,
02/28/30
(d)
..................... 310 318,198
Dayton Power & Light Co. (The), 3.95%,
06/15/49 ...................... 521 383,480
Dominion Energy South Carolina, Inc.
Series A , 2.30% , 12/01/31 ............ 435 379,892
6.63% , 02/01/32 .................. 306 337,728
5.30% , 05/15/33 .................. 435 445,914
Series 2025 , 5.30% , 01/15/35 ......... 285 290,407
6.05% , 01/15/38 .................. 214 226,378
5.45% , 02/01/41 .................. 410 406,072
4.60% , 06/15/43 .................. 369 324,261
6.25% , 10/15/53 .................. 500 537,698
5.10% , 06/01/65 .................. 440 390,784
DPL, Inc., 4.35%, 04/15/29 ............ 450 439,279
DTE Electric Co.
4.85% , 12/01/26 .................. 425 428,472
4.25% , 05/14/27 .................. 35 35,000
Series A , 1.90% , 04/01/28 ............ 905 851,483
2.25% , 03/01/30 .................. 501 455,959
Series C , 2.63% , 03/01/31 ........... 373 338,150
Series A , 3.00% , 03/01/32 ............ 650 591,794
5.20% , 04/01/33 .................. 630 646,510

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.20% , 03/01/34 .................. USD 555 $ 566,369
5.25% , 05/15/35 .................. 475 482,654
Series A , 4.00% , 04/01/43 ............ 286 234,218
4.30% , 07/01/44 .................. 335 281,097
3.70% , 03/15/45 .................. 410 317,677
3.70% , 06/01/46 .................. 376 287,952
3.75% , 08/15/47 .................. 430 326,328
Series A , 4.05% , 05/15/48 ............ 633 508,914
3.95% , 03/01/49 .................. 642 503,051
2.95% , 03/01/50 .................. 712 463,821
Series B , 3.25% , 04/01/51 ............ 595 405,478
Series B , 3.65% , 03/01/52 ............ 433 316,741
5.40% , 04/01/53 .................. 630 611,323
5.85% , 05/15/55 .................. 190 195,981
Duke Energy Carolinas LLC
2.95% , 12/01/26 .................. 693 681,132
3.95% , 11/15/28 .................. 810 803,101
Series A , 6.00% , 12/01/28 ............ 305 319,113
2.45% , 08/15/29 .................. 690 641,147
2.45% , 02/01/30 .................. 690 635,257
4.85% , 03/15/30 .................. 250 254,340
2.55% , 04/15/31 .................. 490 440,570
2.85% , 03/15/32 .................. 655 586,045
6.45% , 10/15/32 .................. 445 485,079
4.95% , 01/15/33 .................. 1,060 1,074,701
4.85% , 01/15/34 .................. 660 656,246
5.25% , 03/15/35 .................. 400 407,937
6.10% , 06/01/37 .................. 339 358,504
6.00% , 01/15/38 .................. 320 339,250
6.05% , 04/15/38 .................. 562 595,534
5.30% , 02/15/40 .................. 788 783,213
4.25% , 12/15/41 .................. 422 360,512
4.00% , 09/30/42 .................. 700 575,647
3.75% , 06/01/45 .................. 576 445,402
3.88% , 03/15/46 .................. 493 383,109
3.70% , 12/01/47 .................. 683 508,860
3.95% , 03/15/48 .................. 670 523,419
3.20% , 08/15/49 .................. 770 519,817
3.45% , 04/15/51 .................. 540 379,974
3.55% , 03/15/52 .................. 513 368,044
5.35% , 01/15/53 .................. 760 724,197
5.40% , 01/15/54 .................. 1,013 974,280
Duke Energy Corp.
2.65% , 09/01/26 .................. 965 945,807
4.85% , 01/05/27 .................. 630 633,946
3.15% , 08/15/27 .................. 940 917,943
5.00% , 12/08/27 .................. 683 692,140
4.30% , 03/15/28 .................. 880 878,525
4.85% , 01/05/29 .................. 1,060 1,072,084
3.40% , 06/15/29 .................. 260 249,888
2.45% , 06/01/30 .................. 912 826,831
2.55% , 06/15/31 .................. 970 861,057
4.50% , 08/15/32 .................. 1,125 1,100,548
5.75% , 09/15/33 .................. 685 717,495
5.45% , 06/15/34 .................. 730 748,543
3.30% , 06/15/41 .................. 683 510,237
4.80% , 12/15/45 .................. 731 631,454
3.75% , 09/01/46 .................. 1,566 1,156,490
3.95% , 08/15/47 .................. 366 275,041
4.20% , 06/15/49 .................. 588 455,447
3.50% , 06/15/51 .................. 778 531,326
5.00% , 08/15/52 .................. 1,140 995,227
6.10% , 09/15/53 .................. 760 772,769
5.80% , 06/15/54 .................. 840 820,608
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 6.45% ,
09/01/54
(g)
.................... USD 720 $ 741,141
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.32%), 3.25% ,
01/15/82
(g)
.................... 530 507,721
Duke Energy Florida LLC
3.20% , 01/15/27 .................. 740 728,461
3.80% , 07/15/28 .................. 558 551,995
2.50% , 12/01/29 .................. 995 921,684
1.75% , 06/15/30 .................. 682 600,792
2.40% , 12/15/31 .................. 790 695,004
5.88% , 11/15/33 .................. 775 820,810
6.35% , 09/15/37 .................. 703 764,720
6.40% , 06/15/38 .................. 851 928,645
5.65% , 04/01/40 .................. 455 463,651
3.85% , 11/15/42 .................. 435 346,225
3.40% , 10/01/46 .................. 695 496,089
4.20% , 07/15/48 .................. 463 369,089
3.00% , 12/15/51 .................. 655 413,663
5.95% , 11/15/52 .................. 414 425,596
6.20% , 11/15/53 .................. 540 575,192
Duke Energy Florida Project Finance LLC,
Series 2035, 3.11%, 09/01/36
(c)
........ 125 105,812
Duke Energy Indiana LLC
5.25% , 03/01/34 .................. 375 382,083
6.12% , 10/15/35 .................. 141 149,771
6.35% , 08/15/38 .................. 375 408,022
6.45% , 04/01/39 .................. 285 311,223
4.90% , 07/15/43 .................. 328 298,480
3.75% , 05/15/46 .................. 684 516,726
Series YYY , 3.25% , 10/01/49 .......... 606 411,322
2.75% , 04/01/50 .................. 745 457,582
5.40% , 04/01/53 .................. 430 408,903
5.90% , 05/15/55 .................. 290 296,246
Duke Energy Ohio, Inc.
3.65% , 02/01/29 .................. 708 691,104
2.13% , 06/01/30 .................. 613 550,737
5.25% , 04/01/33 .................. 530 541,119
5.30% , 06/15/35 .................. 355 359,426
3.70% , 06/15/46 .................. 265 197,798
4.30% , 02/01/49 .................. 565 456,318
5.65% , 04/01/53 .................. 415 409,535
5.55% , 03/15/54 .................. 360 349,645
Duke Energy Progress LLC
4.35% , 03/06/27 .................. 140 140,260
3.70% , 09/01/28 .................. 185 181,575
3.45% , 03/15/29 .................. 655 635,511
2.00% , 08/15/31 .................. 375 324,595
3.40% , 04/01/32 .................. 420 390,088
5.25% , 03/15/33 .................. 580 594,790
5.10% , 03/15/34 .................. 525 529,880
5.05% , 03/15/35 .................. 555 555,504
6.30% , 04/01/38 .................. 300 323,517
4.10% , 05/15/42 .................. 268 222,615
4.10% , 03/15/43 .................. 290 238,708
4.38% , 03/30/44 .................. 271 229,106
4.15% , 12/01/44 .................. 485 396,409
4.20% , 08/15/45 .................. 409 336,033
3.70% , 10/15/46 .................. 568 429,141
3.60% , 09/15/47 .................. 417 304,792
2.50% , 08/15/50 .................. 747 434,897
2.90% , 08/15/51 .................. 300 185,802
4.00% , 04/01/52 .................. 415 317,734
5.35% , 03/15/53 .................. 615 581,986

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.55% , 03/15/55 .................. USD 440 $ 430,897
Duquesne Light Holdings, Inc.
(d)
3.62% , 08/01/27 .................. 523 505,236
2.53% , 10/01/30 .................. 595 522,723
2.78% , 01/07/32 .................. 145 125,714
Edison International
5.75% , 06/15/27 .................. 642 647,698
4.13% , 03/15/28
(c)
................. 585 567,267
5.25% , 11/15/28 .................. 410 407,254
5.45% , 06/15/29 .................. 520 516,556
6.95% , 11/15/29 .................. 355 370,350
6.25% , 03/15/30 .................. 130 131,986
5.25% , 03/15/32
(c)
................. 325 311,405
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 8.13% ,
06/15/53
(c) (g)
................... 505 498,921
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.66%), 7.88% ,
06/15/54
(g)
.................... 457 439,393
El Paso Electric Co.
6.00% , 05/15/35 .................. 380 389,803
5.00% , 12/01/44 .................. 317 272,008
Emera US Finance LP
2.64% , 06/15/31 .................. 405 354,832
4.75% , 06/15/46 .................. 1,202 993,651
Enel Americas SA, 4.00%, 10/25/26 ...... 592 587,490
Enel Chile SA, 4.88%, 06/12/28 ......... 1,116 1,122,456
Enel Finance America LLC, 2.88%, 07/12/41
(d)
970 676,567
Enel Finance International NV
(d)
3.63% , 05/25/27 .................. 820 807,396
4.63% , 06/15/27 .................. 1,230 1,233,338
3.50% , 04/06/28 .................. 1,310 1,275,033
2.13% , 07/12/28 .................. 1,040 970,027
4.88% , 06/14/29
(c)
................. 1,385 1,411,834
5.13% , 06/26/29 .................. 865 878,562
2.50% , 07/12/31 .................. 1,325 1,165,191
5.00% , 06/15/32 .................. 1,140 1,142,691
7.50% , 10/14/32 .................. 1,115 1,273,368
5.50% , 06/26/34 .................. 830 842,587
6.80% , 09/15/37 .................. 830 917,762
6.00% , 10/07/39 .................. 1,355 1,384,543
4.75% , 05/25/47 .................. 1,261 1,065,740
5.50% , 06/15/52 .................. 945 877,277
7.75% , 10/14/52 .................. 765 919,465
EnfraGen Energia Sur SA, 5.38%, 12/30/30
(c) (d)
600 544,707
Engie Energia Chile SA
(e)
3.40% , 01/28/30 .................. 400 371,383
6.38% , 04/17/34
(c)
................. 600 628,330
Entergy Arkansas LLC
4.00% , 06/01/28 .................. 515 511,986
5.15% , 01/15/33 .................. 325 332,247
5.30% , 09/15/33 .................. 330 337,787
5.45% , 06/01/34 .................. 715 737,136
4.20% , 04/01/49 .................. 605 478,247
2.65% , 06/15/51 .................. 767 451,163
3.35% , 06/15/52 .................. 530 354,690
5.75% , 06/01/54 .................. 405 402,881
Entergy Corp.
2.95% , 09/01/26 .................. 733 719,823
1.90% , 06/15/28 .................. 785 733,817
2.80% , 06/15/30 .................. 632 581,901
2.40% , 06/15/31 .................. 795 697,786
3.75% , 06/15/50 .................. 460 328,119
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.67%), 7.13% ,
12/01/54
(g)
.................... USD 855 $ 886,794
Entergy Louisiana LLC
2.40% , 10/01/26 .................. 530 517,568
3.12% , 09/01/27 .................. 480 468,596
3.25% , 04/01/28 .................. 618 601,464
1.60% , 12/15/30 .................. 335 289,158
3.05% , 06/01/31 .................. 353 325,498
2.35% , 06/15/32 .................. 885 763,359
4.00% , 03/15/33 .................. 662 622,838
5.35% , 03/15/34 .................. 415 423,088
5.15% , 09/15/34 .................. 710 713,591
3.10% , 06/15/41 .................. 360 263,506
4.95% , 01/15/45 .................. 810 718,541
4.20% , 09/01/48 .................. 956 760,579
4.20% , 04/01/50 .................. 630 497,267
2.90% , 03/15/51 .................. 749 466,358
4.75% , 09/15/52 .................. 625 533,926
5.70% , 03/15/54 .................. 580 572,370
5.80% , 03/15/55 .................. 405 403,937
Entergy Mississippi LLC
2.85% , 06/01/28 .................. 470 452,139
5.00% , 09/01/33 .................. 210 210,952
3.85% , 06/01/49 .................. 540 402,885
3.50% , 06/01/51 .................. 150 103,572
5.85% , 06/01/54 .................. 315 313,736
5.80% , 04/15/55 .................. 370 369,203
Entergy Texas, Inc.
4.00% , 03/30/29 .................. 511 504,034
1.75% , 03/15/31 .................. 579 497,340
5.25% , 04/15/35 .................. 485 489,950
4.50% , 03/30/39 .................. 395 357,952
3.55% , 09/30/49 .................. 575 404,623
5.00% , 09/15/52 .................. 440 386,080
5.80% , 09/01/53 .................. 250 245,685
5.55% , 09/15/54 .................. 425 404,892
Eskom Holdings SOC Ltd., 8.45%, 08/10/28
(e)
600 632,464
EUSHI Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.14%), 7.63%, 12/15/54
(g)
........... 510 532,407
Evergy Kansas Central, Inc.
3.10% , 04/01/27 .................. 505 494,829
4.70% , 03/13/28 .................. 95 95,691
5.90% , 11/15/33 .................. 340 359,484
5.25% , 03/15/35 .................. 235 236,552
4.13% , 03/01/42 .................. 248 205,776
4.10% , 04/01/43 .................. 284 231,827
4.25% , 12/01/45 .................. 328 267,578
3.25% , 09/01/49 .................. 789 522,287
3.45% , 04/15/50 .................. 365 251,374
5.70% , 03/15/53 .................. 430 423,526
Evergy Metro, Inc.
Series 2020 , 2.25% , 06/01/30
(c)
........ 250 225,816
4.95% , 04/15/33 .................. 345 346,072
5.40% , 04/01/34 .................. 375 383,270
5.30% , 10/01/41 .................. 370 357,657
4.20% , 06/15/47 .................. 376 300,661
Series 2019 , 4.13% , 04/01/49 ......... 442 346,233
Evergy Missouri West, Inc.
(d)
5.15% , 12/15/27 .................. 650 657,403
5.65% , 06/01/34 .................. 420 426,367
Evergy, Inc.
2.90% , 09/15/29 .................. 965 904,105

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.56%), 6.65% ,
06/01/55
(g)
.................... USD 15 $ 15,152
Eversource Energy
Series U , 1.40% , 08/15/26 ........... 310 299,605
5.00% , 01/01/27 .................. 330 332,157
2.90% , 03/01/27 .................. 725 706,555
4.60% , 07/01/27 .................. 535 535,658
Series M , 3.30% , 01/15/28 ........... 357 347,004
5.45% , 03/01/28 .................. 1,426 1,457,222
5.95% , 02/01/29 .................. 775 807,623
Series O , 4.25% , 04/01/29 ........... 685 676,682
Series R , 1.65% , 08/15/30 ........... 630 546,773
2.55% , 03/15/31 .................. 512 453,787
5.85% , 04/15/31 .................. 740 775,001
3.38% , 03/01/32 .................. 310 282,028
5.13% , 05/15/33 .................. 615 614,656
5.50% , 01/01/34 .................. 595 605,157
5.95% , 07/15/34 .................. 830 867,349
3.45% , 01/15/50 .................. 691 480,785
Exelon Corp.
2.75% , 03/15/27 .................. 340 330,989
5.15% , 03/15/28 .................. 1,005 1,022,051
5.15% , 03/15/29 .................. 455 465,423
4.05% , 04/15/30 .................. 1,375 1,348,659
5.13% , 03/15/31 .................. 500 510,257
3.35% , 03/15/32 .................. 690 637,170
5.30% , 03/15/33 .................. 615 631,220
5.45% , 03/15/34 .................. 565 579,114
4.95% , 06/15/35 .................. 586 567,460
5.63% , 06/15/35 .................. 735 752,372
5.10% , 06/15/45 .................. 639 579,760
4.45% , 04/15/46 .................. 785 648,921
4.70% , 04/15/50 .................. 820 686,158
4.10% , 03/15/52 .................. 790 603,215
5.60% , 03/15/53 .................. 850 810,727
5.88% , 03/15/55 .................. 505 501,246
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.98%), 6.50% ,
03/15/55
(g)
.................... 80 81,803
Fells Point Funding Trust, 3.05%, 01/31/27
(d)
. 700 684,076
FirstEnergy Corp.
(j)
Series B , 3.90% , 07/15/27 ............ 1,489 1,470,717
2.65% , 03/01/30 .................. 592 542,827
Series B , 2.25% , 09/01/30 ............ 630 558,235
Series C , 4.85% , 07/15/47 ........... 774 657,610
Series C , 3.40% , 03/01/50 ........... 965 649,673
FirstEnergy Pennsylvania Electric Co.
(d)
3.25% , 03/15/28 .................. 329 318,025
5.20% , 04/01/28 .................. 205 208,657
4.30% , 01/15/29 .................. 480 474,096
3.60% , 06/01/29 .................. 413 397,718
FirstEnergy Transmission LLC
2.87% , 09/15/28
(d)
................. 655 623,201
4.55% , 01/15/30 .................. 465 463,940
5.00% , 01/15/35 .................. 150 148,258
5.45% , 07/15/44
(d)
................. 390 370,548
4.55% , 04/01/49
(d)
................. 508 424,176
Florida Power & Light Co.
Series A , 3.30% , 05/30/27 ............ 1,005 987,639
5.05% , 04/01/28 .................. 661 674,323
4.40% , 05/15/28 .................. 580 582,081
5.15% , 06/15/29 .................. 645 663,667
4.63% , 05/15/30 .................. 435 438,771
2.45% , 02/03/32 .................. 1,463 1,289,782
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.10% , 04/01/33 .................. USD 690 $ 703,655
4.80% , 05/15/33 .................. 755 754,569
5.63% , 04/01/34 .................. 415 436,074
5.30% , 06/15/34 .................. 985 1,011,342
5.00% , 08/01/34 .................. 35 35,051
4.95% , 06/01/35 .................. 608 605,340
5.65% , 02/01/37 .................. 335 347,690
5.95% , 02/01/38 .................. 539 574,074
5.96% , 04/01/39 .................. 719 758,059
5.69% , 03/01/40 .................. 248 255,522
5.25% , 02/01/41 .................. 205 201,924
4.13% , 02/01/42 .................. 689 583,289
4.05% , 06/01/42 .................. 410 343,953
3.80% , 12/15/42 .................. 530 433,388
4.05% , 10/01/44 .................. 353 290,807
3.70% , 12/01/47 .................. 827 625,121
3.95% , 03/01/48 .................. 1,142 902,767
4.13% , 06/01/48 .................. 633 509,009
3.99% , 03/01/49 .................. 750 587,163
3.15% , 10/01/49 .................. 994 668,007
2.88% , 12/04/51 .................. 938 587,269
5.30% , 04/01/53 .................. 775 739,859
5.60% , 06/15/54 .................. 860 856,991
5.70% , 03/15/55 .................. 755 762,725
5.80% , 03/15/65 .................. 210 212,618
Fortis, Inc., 3.06%, 10/04/26 ........... 1,145 1,122,947
GDZ Elektrik Dagitim A/S, 9.00%, 10/15/29
(e)
. 400 389,897
Georgia Power Co.
5.00% , 02/23/27 .................. 180 181,809
3.25% , 03/30/27 .................. 388 381,321
4.65% , 05/16/28 .................. 905 912,710
Series B , 2.65% , 09/15/29 ............ 865 810,321
4.55% , 03/15/30 .................. 640 643,286
4.85% , 03/15/31 .................. 585 594,850
4.70% , 05/15/32 .................. 503 503,391
4.95% , 05/17/33 .................. 1,105 1,109,828
5.25% , 03/15/34 .................. 950 966,303
5.20% , 03/15/35 .................. 675 682,641
Series 10-C , 4.75% , 09/01/40 ......... 600 557,714
4.30% , 03/15/42 .................. 1,111 955,523
4.30% , 03/15/43 .................. 470 398,607
Series B , 3.70% , 01/30/50 ............ 428 318,976
Series A , 3.25% , 03/15/51 ............ 628 428,945
5.13% , 05/15/52 .................. 653 609,911
Hanwha Futureproof Corp., 4.75%, 04/30/28
(e)
400 402,712
Hengjian International Investment Ltd., 4.25%,
06/17/28
(e)
..................... 400 398,380
Hongkong Electric Finance Ltd.
(e)
2.25% , 06/09/30 .................. 400 360,340
1.88% , 08/27/30 .................. 600 527,702
Iberdrola International BV, 6.75%, 07/15/36 .. 437 498,877
Idaho Power Co.
5.20% , 08/15/34 .................. 370 375,913
Series K , 4.20% , 03/01/48 ............ 645 518,674
5.50% , 03/15/53 .................. 310 297,698
5.80% , 04/01/54 .................. 195 193,634
5.70% , 03/15/55 .................. 420 414,119
Indiana Michigan Power Co.
3.85% , 05/15/28 .................. 531 523,404
6.05% , 03/15/37 .................. 90 96,238
Series K , 4.55% , 03/15/46 ............ 466 393,497
Series L , 3.75% , 07/01/47 ............ 404 300,834
4.25% , 08/15/48 .................. 401 317,905
3.25% , 05/01/51 .................. 425 278,029
5.63% , 04/01/53 .................. 516 505,067

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Indianapolis Power & Light Co.
(d)
5.65% , 12/01/32 .................. USD 680 $ 697,091
4.05% , 05/01/46 .................. 335 260,875
5.70% , 04/01/54 .................. 815 798,615
Interchile SA, 4.50%, 06/30/56
(e)
......... 1,000 809,302
Interstate Power & Light Co.
4.10% , 09/26/28 .................. 495 489,663
3.60% , 04/01/29 .................. 140 136,022
2.30% , 06/01/30 .................. 375 337,701
5.70% , 10/15/33 .................. 280 289,915
4.95% , 09/30/34 .................. 265 259,142
6.25% , 07/15/39 .................. 365 384,730
3.70% , 09/15/46 .................. 495 363,672
3.50% , 09/30/49 .................. 427 299,279
3.10% , 11/30/51 .................. 275 174,301
5.45% , 09/30/54 .................. 245 234,216
Interstate Power and Light Co., 5.60%,
06/29/35 ...................... 590 605,913
Investment Energy Resources Ltd., 6.25%,
04/26/29
(e)
..................... 600 588,169
IPALCO Enterprises, Inc.
4.25% , 05/01/30 .................. 557 535,128
5.75% , 04/01/34 .................. 275 275,527
ITC Holdings Corp.
4.95% , 09/22/27
(d)
................. 1,125 1,131,956
3.35% , 11/15/27 .................. 743 723,141
2.95% , 05/14/30
(d)
................. 200 185,075
5.40% , 06/01/33
(d)
................. 270 271,739
5.65% , 05/09/34
(d)
................. 380 389,530
5.30% , 07/01/43 .................. 302 276,855
Jersey Central Power & Light Co.
2.75% , 03/01/32
(d)
................. 605 531,171
5.10% , 01/15/35 .................. 190 189,198
John Sevier Combined Cycle Generation LLC,
4.63%, 01/15/42 ................. 84 80,188
Johnsonville Aeroderivative Combustion
Turbine Generation LLC, 5.08%, 10/01/54 . 174 164,334
JSW Hydro Energy Ltd., 4.13%, 05/18/31
(e)
.. 568 525,452
Kallpa Generacion SA
(e)
4.13% , 08/16/27 .................. 623 616,305
5.88% , 01/30/32 .................. 335 344,548
Kentucky Power Co., 7.00%, 11/15/33
(d)
.... 370 396,259
Kentucky Utilities Co.
Series KENT , 5.45% , 04/15/33 ......... 260 268,029
5.13% , 11/01/40 .................. 778 757,712
4.38% , 10/01/45 .................. 689 579,600
3.30% , 06/01/50 .................. 487 329,366
Korea East-West Power Co. Ltd., 4.88%,
07/12/28
(e)
..................... 400 403,648
Korea Midland Power Co. Ltd., 1.25%,
08/09/26
(e)
..................... 600 580,561
Korea Southern Power Co. Ltd., 5.38%,
09/21/26
(e)
..................... 200 201,703
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29
(d)
................ 405 380,134
Liberty Utilities Co.
(d)
5.58% , 01/31/29
(c)
................. 675 691,235
5.87% , 01/31/34 .................. 470 476,603
Liberty Utilities Finance GP 1, 2.05%,
09/15/30
(d)
..................... 628 548,866
Limak Yenilenebilir Enerji A/S, 9.63%,
08/12/30
(e)
..................... 600 599,983
LLPL Capital Pte. Ltd., 6.88%, 02/04/39
(e)
... 582 597,471
Long Ridge Energy LLC, 8.75%, 02/15/32
(c) (d)
. 585 607,012
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Louisville Gas & Electric Co.
Series LOU , 5.45% , 04/15/33 ......... USD 445 $ 459,242
4.25% , 04/01/49 .................. 215 172,236
Massachusetts Electric Co.
(d)
1.73% , 11/24/30 .................. 815 697,958
5.90% , 11/15/39 .................. 325 331,615
4.00% , 08/15/46 .................. 222 175,891
5.87% , 02/26/54 .................. 435 425,793
Mazoon Assets Co. SAOC
(e)
5.20% , 11/08/27 .................. 400 402,572
5.50% , 02/14/29 .................. 600 610,080
5.25% , 10/09/31 .................. 800 803,593
Mexico Generadora de Energia S de rl, 5.50%,
12/06/32
(e)
..................... 329 329,526
MidAmerican Energy Co.
3.10% , 05/01/27 .................. 495 485,650
3.65% , 04/15/29 .................. 1,456 1,422,929
6.75% , 12/30/31 .................. 212 236,963
5.35% , 01/15/34 .................. 285 293,249
5.75% , 11/01/35 .................. 123 129,675
5.80% , 10/15/36 .................. 398 420,389
4.80% , 09/15/43 .................. 420 378,859
4.40% , 10/15/44 .................. 525 448,577
4.25% , 05/01/46 .................. 455 376,776
3.95% , 08/01/47 .................. 638 499,718
3.65% , 08/01/48 .................. 615 456,439
4.25% , 07/15/49 .................. 717 581,604
3.15% , 04/15/50 .................. 583 392,513
2.70% , 08/01/52 .................. 865 531,687
5.85% , 09/15/54 .................. 805 823,955
5.30% , 02/01/55 .................. 750 710,054
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(d)
................ 712 703,736
Minejesa Capital BV
(e)
4.63% , 08/10/30 .................. 789 781,840
5.63% , 08/10/37 .................. 1,000 980,766
Mississippi Power Co.
3.95% , 03/30/28 .................. 620 614,964
Series 12-A , 4.25% , 03/15/42 ......... 446 381,470
Series B , 3.10% , 07/30/51 ............ 323 211,793
Monongahela Power Co.
(d)
3.55% , 05/15/27 .................. 90 88,489
5.85% , 02/15/34 .................. 435 452,912
5.40% , 12/15/43 .................. 605 586,010
Narragansett Electric Co. (The)
(d)
3.92% , 08/01/28 .................. 255 249,997
3.40% , 04/09/30 .................. 770 731,908
5.35% , 05/01/34 .................. 485 491,996
5.64% , 03/15/40 .................. 360 357,063
National Grid USA, 5.80%, 04/01/35 ...... 143 145,395
Nevada Power Co.
Series CC , 3.70% , 05/01/29 .......... 750 730,340
Series DD , 2.40% , 05/01/30 .......... 535 487,274
Series N , 6.65% , 04/01/36 ........... 323 353,641
Series R , 6.75% , 07/01/37 ........... 664 736,122
Series EE , 3.13% , 08/01/50 ........... 425 270,748
Series GG , 5.90% , 05/01/53 .......... 245 243,416
6.00% , 03/15/54 .................. 575 579,013
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.94%), 6.25% ,
05/15/55
(g)
.................... 10 9,968
New England Power Co.
(d)
3.80% , 12/05/47 .................. 386 292,030
2.81% , 10/06/50 .................. 412 249,076
5.94% , 11/25/52 .................. 290 291,378

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc.
1.88% , 01/15/27 .................. USD 766 $ 738,232
3.55% , 05/01/27 .................. 1,303 1,282,876
4.63% , 07/15/27 .................. 1,185 1,189,082
4.69% , 09/01/27 .................. 515 517,471
4.85% , 02/04/28 .................. 550 555,828
4.90% , 02/28/28 .................. 1,315 1,329,151
1.90% , 06/15/28 .................. 1,287 1,203,188
4.90% , 03/15/29 .................. 920 932,763
3.50% , 04/01/29 .................. 830 801,744
2.75% , 11/01/29 .................. 1,327 1,237,959
5.00% , 02/28/30
(c)
................. 645 657,378
5.05% , 03/15/30 .................. 760 773,801
2.25% , 06/01/30 .................. 2,337 2,102,315
2.44% , 01/15/32 .................. 768 664,546
5.30% , 03/15/32 .................. 730 749,431
5.00% , 07/15/32 .................. 705 712,123
5.05% , 02/28/33 .................. 1,280 1,285,413
5.25% , 03/15/34 .................. 970 978,680
5.45% , 03/15/35 .................. 870 885,483
3.00% , 01/15/52 .................. 625 387,391
5.25% , 02/28/53 .................. 1,080 991,701
5.55% , 03/15/54 .................. 890 847,449
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54
(g)
.................... 1,230 1,283,532
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.36%), 6.70% ,
09/01/54
(g)
.................... 1,065 1,098,989
5.90% , 03/15/55 .................. 690 687,754
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55
(g)
.................... 1,515 1,555,905
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.98%), 6.50% ,
08/15/55
(g)
.................... 300 310,188
5.11% , 09/29/57
(d)
................. 330 291,532
4.80% , 12/01/77
(g)
................. 530 509,702
5.65% , 05/01/79
(g)
................. 574 572,640
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80% ,
03/15/82
(g)
.................... 185 178,020
Niagara Energy SAC, 5.75%, 10/03/34
(c) (e)
... 1,200 1,203,646
Niagara Mohawk Power Corp.
(d)
4.28% , 12/15/28 .................. 635 628,203
1.96% , 06/27/30 .................. 473 417,639
4.65% , 10/03/30 .................. 380 377,628
2.76% , 01/10/32 .................. 455 398,075
5.29% , 01/17/34 .................. 790 791,564
4.28% , 10/01/34 .................. 434 403,005
4.12% , 11/28/42 .................. 236 191,230
3.03% , 06/27/50 .................. 707 439,101
5.78% , 09/16/52 .................. 540 522,001
5.66% , 01/17/54 .................. 930 890,264
6.00% , 07/03/55 .................. 390 390,360
Northern States Power Co.
2.25% , 04/01/31 .................. 360 322,409
5.05% , 05/15/35 .................. 725 728,606
6.25% , 06/01/36 .................. 385 421,358
6.20% , 07/01/37 .................. 448 486,144
5.35% , 11/01/39 .................. 454 460,342
3.40% , 08/15/42 .................. 450 342,540
4.13% , 05/15/44 .................. 230 189,506
4.00% , 08/15/45 .................. 370 297,306
3.60% , 05/15/46 .................. 380 285,208
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.60% , 09/15/47 .................. USD 326 $ 241,056
2.90% , 03/01/50 .................. 669 434,490
2.60% , 06/01/51 .................. 376 226,314
3.20% , 04/01/52 .................. 348 235,271
4.50% , 06/01/52 .................. 385 324,808
5.10% , 05/15/53 .................. 615 569,668
5.40% , 03/15/54 .................. 580 560,774
5.65% , 06/15/54 .................. 335 336,509
5.65% , 05/15/55 .................. 385 386,018
NRG Energy, Inc.
2.45% , 12/02/27
(d)
................. 1,125 1,065,245
5.75% , 01/15/28 .................. 781 782,282
3.38% , 02/15/29
(d)
................. 510 478,791
4.45% , 06/15/29
(d)
................. 566 556,590
5.25% , 06/15/29
(d)
................. 725 716,931
5.75% , 07/15/29
(d)
................. 800 798,850
3.63% , 02/15/31
(d)
................. 980 897,027
3.88% , 02/15/32
(d)
................. 486 443,891
6.00% , 02/01/33
(d)
................. 830 832,312
7.00% , 03/15/33
(d)
................. 675 740,396
6.25% , 11/01/34
(d)
................. 910 922,077
NSTAR Electric Co.
3.20% , 05/15/27 .................. 594 582,818
3.25% , 05/15/29 .................. 385 369,431
4.85% , 03/01/30 .................. 395 400,887
3.95% , 04/01/30 .................. 338 329,860
1.95% , 08/15/31 .................. 280 241,598
5.40% , 06/01/34 .................. 560 573,750
5.20% , 03/01/35 .................. 375 378,216
5.50% , 03/15/40 .................. 260 260,006
4.40% , 03/01/44 .................. 380 319,985
3.10% , 06/01/51 .................. 512 336,451
4.55% , 06/01/52 .................. 295 244,164
4.95% , 09/15/52 .................. 370 328,569
OGE Energy Corp., 5.45%, 05/15/29 ...... 510 525,274
Ohio Edison Co.
4.95% , 12/15/29
(d)
................. 250 253,081
5.50% , 01/15/33
(d)
................. 380 390,116
6.88% , 07/15/36 .................. 382 430,213
Ohio Power Co.
Series P , 2.60% , 04/01/30 ............ 522 479,613
Series Q , 1.63% , 01/15/31 ........... 274 232,673
5.00% , 06/01/33 .................. 240 238,844
5.65% , 06/01/34 .................. 430 441,501
4.15% , 04/01/48 .................. 350 269,527
4.00% , 06/01/49 .................. 407 306,904
Series R , 2.90% , 10/01/51 ........... 570 344,964
Oklahoma Gas & Electric Co.
3.80% , 08/15/28 .................. 265 260,353
3.30% , 03/15/30 .................. 365 345,758
3.25% , 04/01/30 .................. 200 189,394
5.40% , 01/15/33 .................. 490 505,215
4.15% , 04/01/47 .................. 388 309,852
3.85% , 08/15/47 .................. 364 278,441
5.60% , 04/01/53 .................. 800 778,029
Oklahoma Gas and Electric Co., 5.80%,
04/01/55 ...................... 205 204,567
OmGrid Funding Ltd., 5.20%, 05/16/27
(e)
.... 400 401,500
Oncor Electric Delivery Co. LLC
4.50% , 03/20/27
(d)
................. 475 476,319
4.30% , 05/15/28 .................. 225 224,585
3.70% , 11/15/28 .................. 875 856,523
5.75% , 03/15/29 .................. 145 150,941
4.65% , 11/01/29 .................. 615 620,391
2.75% , 05/15/30 .................. 1,020 943,019

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
7.00% , 05/01/32 .................. USD 183 $ 204,822
4.15% , 06/01/32 .................. 245 235,637
4.55% , 09/15/32 .................. 430 424,164
7.25% , 01/15/33 .................. 540 615,270
5.65% , 11/15/33 .................. 560 588,358
5.35% , 04/01/35
(d)
................. 375 382,277
7.50% , 09/01/38 .................. 290 343,313
5.25% , 09/30/40 .................. 465 456,146
4.55% , 12/01/41 .................. 190 167,533
5.30% , 06/01/42 .................. 443 423,812
3.75% , 04/01/45 .................. 660 507,597
3.80% , 09/30/47 .................. 433 326,184
4.10% , 11/15/48 .................. 568 447,736
3.80% , 06/01/49 .................. 588 437,711
3.10% , 09/15/49 .................. 792 520,378
3.70% , 05/15/50 .................. 470 342,089
2.70% , 11/15/51 .................. 593 349,214
4.60% , 06/01/52 .................. 478 400,502
4.95% , 09/15/52 .................. 656 584,600
5.35% , 10/01/52 .................. 375 352,127
5.55% , 06/15/54 .................. 730 708,998
5.80% , 04/01/55
(d)
................. 475 477,769
Oryx Funding Ltd., 5.80%, 02/03/31
(e)
...... 600 616,156
Pacific Gas & Electric Co.
3.30% , 03/15/27 .................. 425 415,315
5.45% , 06/15/27 .................. 590 597,509
2.10% , 08/01/27 .................. 1,100 1,045,743
3.30% , 12/01/27 .................. 1,224 1,182,158
5.00% , 06/04/28 .................. 520 522,784
3.00% , 06/15/28 .................. 860 817,276
3.75% , 07/01/28 .................. 665 645,349
4.65% , 08/01/28 .................. 260 258,090
6.10% , 01/15/29 .................. 435 449,617
4.20% , 03/01/29 .................. 625 609,845
5.55% , 05/15/29 .................. 810 825,531
4.55% , 07/01/30 .................. 3,035 2,975,221
2.50% , 02/01/31 .................. 2,010 1,755,827
3.25% , 06/01/31 .................. 958 863,948
4.40% , 03/01/32 .................. 485 460,000
5.90% , 06/15/32 .................. 675 694,954
6.15% , 01/15/33 .................. 685 710,111
6.40% , 06/15/33 .................. 1,090 1,149,533
6.95% , 03/15/34 .................. 860 935,551
5.80% , 05/15/34 .................. 1,040 1,049,676
5.70% , 03/01/35 .................. 550 551,900
6.00% , 08/15/35 .................. 660 672,408
4.50% , 07/01/40 .................. 1,891 1,598,260
3.30% , 08/01/40 .................. 1,016 742,191
4.20% , 06/01/41 .................. 519 404,520
4.45% , 04/15/42 .................. 493 390,199
3.75% , 08/15/42 .................. 460 332,358
4.60% , 06/15/43 .................. 185 148,613
4.75% , 02/15/44 .................. 751 621,385
4.30% , 03/15/45 .................. 659 499,716
4.25% , 03/15/46 .................. 553 410,683
4.00% , 12/01/46 .................. 445 318,360
3.95% , 12/01/47 .................. 1,027 731,453
4.95% , 07/01/50 .................. 3,083 2,549,413
3.50% , 08/01/50 .................. 1,840 1,204,433
5.25% , 03/01/52 .................. 650 546,855
6.75% , 01/15/53 .................. 1,420 1,474,287
6.70% , 04/01/53 .................. 690 702,202
5.90% , 10/01/54 .................. 625 585,605
6.15% , 03/01/55 .................. 550 528,284
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
PacifiCorp
5.10% , 02/15/29 .................. USD 735 $ 747,718
3.50% , 06/15/29 .................. 630 605,975
2.70% , 09/15/30 .................. 629 573,551
5.30% , 02/15/31 .................. 815 836,975
7.70% , 11/15/31 .................. 420 485,192
5.45% , 02/15/34 .................. 1,195 1,204,943
5.25% , 06/15/35 .................. 145 143,749
6.10% , 08/01/36 .................. 220 228,668
5.75% , 04/01/37 .................. 490 495,382
6.25% , 10/15/37 .................. 877 919,330
6.35% , 07/15/38 .................. 294 310,478
6.00% , 01/15/39 .................. 650 668,862
4.10% , 02/01/42 .................. 370 296,161
4.13% , 01/15/49 .................. 653 495,673
4.15% , 02/15/50 .................. 676 512,531
3.30% , 03/15/51 .................. 588 374,439
2.90% , 06/15/52 .................. 965 570,279
5.35% , 12/01/53 .................. 1,070 955,083
5.50% , 05/15/54 .................. 1,160 1,059,618
5.80% , 01/15/55 .................. 1,515 1,442,181
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.32%), 7.38% ,
09/15/55
(g)
.................... 90 92,001
Palomino Funding Trust I, 7.23%, 05/17/28
(d)
. 375 396,276
Pampa Energia SA, 7.88%, 12/16/34
(e)
..... 720 718,939
Pattern Energy Operations LP, 4.50%,
08/15/28
(d)
..................... 690 668,558
PECO Energy Co.
4.90% , 06/15/33 .................. 604 610,636
5.95% , 10/01/36 .................. 238 252,319
4.15% , 10/01/44 .................. 250 206,339
3.70% , 09/15/47 .................. 585 441,911
3.90% , 03/01/48 .................. 800 623,912
3.00% , 09/15/49 .................. 679 442,661
2.80% , 06/15/50 .................. 325 203,157
3.05% , 03/15/51 .................. 200 129,508
2.85% , 09/15/51 .................. 580 363,742
4.60% , 05/15/52 .................. 450 384,585
4.38% , 08/15/52 .................. 305 250,773
5.25% , 09/15/54 .................. 260 245,508
PG&E Corp.
5.00% , 07/01/28 .................. 970 946,618
5.25% , 07/01/30 .................. 1,060 1,015,496
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(g)
.................... 1,495 1,442,326
PG&E Recovery Funding LLC
Series A-1 , 5.05% , 07/15/32 .......... 154 155,878
Series A-1 , 4.84% , 06/01/33 .......... 276 276,078
Series A-2 , 5.26% , 01/15/38 .......... 50 50,540
Series A-2 , 5.23% , 06/01/42 ........... 2,200 2,172,099
PG&E Wildfire Recovery Funding LLC
Series A-1 , 4.02% , 06/01/31 .......... 228 224,859
Series A-2 , 4.26% , 06/01/36 .......... 1,500 1,410,747
Series A-3 , 5.08% , 06/01/41 .......... 500 487,036
Series A-4 , 4.45% , 12/01/47 .......... 5,000 4,349,886
Series A-5 , 4.67% , 12/01/51 .......... 750 648,242
Pinnacle West Capital Corp.
4.90% , 05/15/28 .................. 565 570,145
5.15% , 05/15/30 .................. 215 219,144
Potomac Electric Power Co.
5.20% , 03/15/34 .................. 460 466,825
6.50% , 11/15/37 .................. 400 443,077
4.15% , 03/15/43 .................. 807 668,954

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.50% , 03/15/54 .................. USD 300 $ 290,718
PPL Capital Funding, Inc.
4.13% , 04/15/30 .................. 145 142,041
5.25% , 09/01/34 .................. 800 806,051
PPL Electric Utilities Corp.
5.00% , 05/15/33 .................. 680 687,742
4.85% , 02/15/34
(c)
................. 685 681,488
6.25% , 05/15/39 .................. 160 174,753
4.75% , 07/15/43 .................. 170 153,435
4.13% , 06/15/44 .................. 418 349,384
4.15% , 10/01/45 .................. 280 232,919
3.95% , 06/01/47 .................. 600 474,539
4.15% , 06/15/48 .................. 540 436,791
3.00% , 10/01/49 .................. 395 257,697
5.25% , 05/15/53 .................. 820 780,795
Progress Energy, Inc.
7.75% , 03/01/31 .................. 746 853,922
7.00% , 10/30/31 .................. 490 548,377
6.00% , 12/01/39 .................. 500 518,570
Public Service Co. of Colorado
3.70% , 06/15/28 .................. 400 393,943
Series 35 , 1.90% , 01/15/31 ........... 590 510,712
1.88% , 06/15/31 .................. 95 81,667
Series 38 , 4.10% , 06/01/32 ........... 280 268,370
5.35% , 05/15/34 .................. 965 978,937
Series 17 , 6.25% , 09/01/37 ........... 304 324,047
6.50% , 08/01/38 .................. 225 247,107
3.60% , 09/15/42 .................. 310 237,530
4.30% , 03/15/44 .................. 336 275,303
3.80% , 06/15/47 .................. 459 342,272
4.10% , 06/15/48 .................. 125 96,599
4.05% , 09/15/49 .................. 529 404,618
Series 34 , 3.20% , 03/01/50 ........... 488 322,704
Series 36 , 2.70% , 01/15/51 ........... 850 500,089
Series 39 , 4.50% , 06/01/52 ........... 530 430,935
5.25% , 04/01/53 .................. 930 853,140
5.75% , 05/15/54 .................. 760 750,572
5.85% , 05/15/55 .................. 630 628,153
Public Service Co. of New Hampshire
4.40% , 07/01/28 .................. 300 300,823
Series V , 2.20% , 06/15/31 ............ 265 232,504
5.35% , 10/01/33 .................. 645 666,053
3.60% , 07/01/49 .................. 369 270,155
5.15% , 01/15/53 .................. 345 317,911
Public Service Co. of Oklahoma
Series J , 2.20% , 08/15/31 ............ 825 714,676
5.25% , 01/15/33 .................. 415 420,250
5.20% , 01/15/35 .................. 620 618,197
5.45% , 01/15/36 .................. 700 702,894
Series K , 3.15% , 08/15/51 ............ 420 262,558
Public Service Electric & Gas Co.
2.25% , 09/15/26 .................. 610 595,946
3.00% , 05/15/27 .................. 520 508,905
3.70% , 05/01/28 .................. 460 454,343
3.65% , 09/01/28 .................. 610 598,937
3.20% , 05/15/29 .................. 369 354,905
2.45% , 01/15/30 .................. 665 611,064
1.90% , 08/15/31 .................. 495 425,761
3.10% , 03/15/32 .................. 70 63,883
4.90% , 12/15/32 .................. 565 571,971
4.65% , 03/15/33 .................. 250 247,813
5.20% , 08/01/33 .................. 375 385,033
5.20% , 03/01/34 .................. 425 432,957
4.85% , 08/01/34 .................. 770 766,407
Series Q , 5.05% , 03/01/35 ........... 235 236,559
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.80% , 05/01/37 .................. USD 400 $ 420,346
5.50% , 03/01/40 .................. 360 364,586
3.95% , 05/01/42 .................. 260 213,742
3.65% , 09/01/42 .................. 338 265,229
3.80% , 01/01/43 .................. 215 171,714
3.80% , 03/01/46 .................. 633 490,848
3.60% , 12/01/47 .................. 455 337,603
4.05% , 05/01/48 .................. 185 147,597
3.85% , 05/01/49 .................. 573 438,953
3.20% , 08/01/49 .................. 580 398,853
3.15% , 01/01/50 .................. 496 335,360
2.70% , 05/01/50 .................. 550 338,535
2.05% , 08/01/50
(c)
................. 568 302,594
3.00% , 03/01/51 .................. 160 104,366
5.13% , 03/15/53 .................. 275 256,455
5.45% , 08/01/53 .................. 555 540,659
5.45% , 03/01/54 .................. 570 557,593
5.30% , 08/01/54 .................. 430 408,315
Series Q , 5.50% , 03/01/55 ........... 60 59,129
RH International Singapore Corp. Pte. Ltd.,
4.50%, 03/27/28
(e)
................ 200 196,633
Rochester Gas & Electric Corp., 3.10%,
06/01/27
(d)
..................... 980 959,328
Ruwais Power Co. PJSC, 6.00%, 08/31/36
(e)
. 800 824,561
RWE Finance US LLC
(d)
5.88% , 04/16/34 .................. 1,205 1,245,660
6.25% , 04/16/54
(c)
................. 1,410 1,414,609
Saudi Electricity Global Sukuk Co. 2, 5.06%,
04/08/43
(e)
..................... 1,000 933,822
Saudi Electricity Global Sukuk Co. 3, 5.50%,
04/08/44
(e)
..................... 1,000 973,814
Saudi Electricity Global Sukuk Co. 4, 4.72%,
09/27/28
(e)
..................... 1,000 1,007,601
Saudi Electricity Global Sukuk Co. 5, 2.41%,
09/17/30
(e)
..................... 1,200 1,066,388
Saudi Electricity Sukuk Programme Co.
(e)
4.94% , 02/13/29 .................. 800 807,990
5.23% , 02/18/30 .................. 1,400 1,424,371
4.63% , 04/11/33 .................. 800 790,972
5.19% , 02/13/34 .................. 1,200 1,214,989
5.49% , 02/18/35 .................. 1,200 1,229,394
5.68% , 04/11/53 .................. 1,500 1,434,777
SCE Recovery Funding LLC, Series A-2,
5.11%, 12/15/47 ................. 300 282,919
Sierra Pacific Power Co., 5.90%, 03/15/54 .. 450 448,118
Sinosing Services Pte. Ltd., 2.63%, 02/20/30
(e)
400 370,079
Solar Star Funding LLC, 5.38%, 06/30/35
(d)
.. 141 144,083
Southern California Edison Co.
4.40% , 09/06/26 .................. 150 149,556
4.88% , 02/01/27 .................. 735 736,116
Series D , 4.70% , 06/01/27 ........... 935 935,254
5.85% , 11/01/27 .................. 790 807,514
Series B , 3.65% , 03/01/28 ............ 363 353,553
5.30% , 03/01/28 .................. 410 414,596
5.65% , 10/01/28 .................. 535 547,299
Series A , 4.20% , 03/01/29 ............ 1,009 987,381
6.65% , 04/01/29 .................. 329 343,053
5.15% , 06/01/29 .................. 550 555,262
2.85% , 08/01/29 .................. 1,150 1,066,779
5.25% , 03/15/30 .................. 635 639,734
2.25% , 06/01/30 .................. 1,052 928,196
Series G , 2.50% , 06/01/31 ........... 605 525,574
5.45% , 06/01/31 .................. 460 467,832
2.75% , 02/01/32 .................. 530 458,423
5.95% , 11/01/32 .................. 580 600,311

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
6.00% , 01/15/34 .................. USD 513 $ 526,007
5.20% , 06/01/34 .................. 700 685,094
5.45% , 03/01/35
(c)
................. 465 463,080
Series 04-G , 5.75% , 04/01/35 ......... 380 386,135
Series 05-E , 5.35% , 07/15/35 ......... 395 386,100
5.63% , 02/01/36 .................. 368 358,871
Series 06-E , 5.55% , 01/15/37 ......... 385 372,333
Series 08-A , 5.95% , 02/01/38 ......... 620 617,658
6.05% , 03/15/39 .................. 383 388,803
5.50% , 03/15/40 .................. 515 494,244
4.50% , 09/01/40 .................. 585 492,197
4.05% , 03/15/42 .................. 467 363,406
Series 13-A , 3.90% , 03/15/43 ......... 505 379,313
4.65% , 10/01/43 .................. 845 697,064
Series C , 3.60% , 02/01/45 ........... 497 344,940
4.00% , 04/01/47 .................. 1,870 1,361,227
Series C , 4.13% , 03/01/48 ........... 1,393 1,040,548
Series B , 4.88% , 03/01/49 ............ 616 503,023
3.65% , 02/01/50 .................. 1,165 792,608
Series 20A , 2.95% , 02/01/51 .......... 690 404,140
Series H , 3.65% , 06/01/51 ........... 345 227,528
3.45% , 02/01/52 .................. 600 385,308
Series E , 5.45% , 06/01/52 ............ 320 278,370
5.70% , 03/01/53 .................. 410 368,914
5.88% , 12/01/53 .................. 530 492,634
5.75% , 04/15/54 .................. 495 453,403
5.90% , 03/01/55 .................. 305 287,358
6.20% , 09/15/55
(c)
................. 645 634,100
Southern Co. (The)
5.11% , 08/01/27 .................. 540 547,266
Series 21-B , 1.75% , 03/15/28 ......... 390 364,398
4.85% , 06/15/28 .................. 805 815,414
5.50% , 03/15/29 .................. 895 927,410
Series A , 3.70% , 04/30/30 ............ 1,265 1,219,417
5.70% , 10/15/32 .................. 330 345,872
5.20% , 06/15/33 .................. 635 645,809
5.70% , 03/15/34 .................. 915 952,636
4.85% , 03/15/35 .................. 660 643,073
4.25% , 07/01/36 .................. 725 661,583
4.40% , 07/01/46 .................. 1,999 1,660,536
Series 21-A , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.92%), 3.75% , 09/15/51
(g)
......... 714 703,125
Series 2025 , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.07%), 6.38% , 03/15/55
(g)
......... 500 517,957
Southwestern Electric Power Co.
Series K , 2.75% , 10/01/26 ............ 539 526,857
Series M , 4.10% , 09/15/28 ........... 830 820,555
5.30% , 04/01/33 .................. 435 438,286
6.20% , 03/15/40 .................. 400 413,864
Series J , 3.90% , 04/01/45 ............ 447 335,591
Series L , 3.85% , 02/01/48 ............ 443 323,118
3.25% , 11/01/51 .................. 960 620,145
Southwestern Public Service Co.
5.30% , 05/15/35 .................. 485 486,406
4.50% , 08/15/41 .................. 325 282,272
3.40% , 08/15/46 .................. 379 259,598
3.70% , 08/15/47 .................. 590 429,734
Series 6 , 4.40% , 11/15/48 ............ 451 359,982
3.75% , 06/15/49 .................. 455 327,671
Series 8 , 3.15% , 05/01/50 ............ 400 257,353
6.00% , 06/01/54 .................. 500 501,421
SP Group Treasury Pte. Ltd.
(d)
3.38% , 02/27/29 .................. 500 485,241
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.63% , 11/21/29 .................. USD 500 $ 506,545
SP PowerAssets Ltd., 3.00%, 09/26/27
(d)
.... 800 778,963
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(e)
..................... 800 755,979
State Grid Europe Development 2014 plc,
3.25%, 04/07/27
(e)
................ 700 688,340
State Grid Overseas Investment 2013 Ltd.,
4.38%, 05/22/43
(d)
................ 200 185,053
State Grid Overseas Investment 2014 Ltd.,
4.85%, 05/07/44
(e)
................ 400 393,879
State Grid Overseas Investment BVI Ltd.
(e)
1.13% , 09/08/26 .................. 400 386,082
3.50% , 05/04/27 .................. 2,500 2,467,189
4.25% , 05/02/28
(c)
................. 800 799,058
1.63% , 08/05/30 .................. 2,100 1,864,092
4.00% , 05/04/47
(c)
................. 400 346,923
System Energy Resources, Inc.
6.00% , 04/15/28 .................. 325 336,487
5.30% , 12/15/34 .................. 440 433,081
Tampa Electric Co.
4.90% , 03/01/29 .................. 435 441,062
2.40% , 03/15/31 .................. 283 253,027
5.15% , 03/01/35 .................. 445 445,364
4.10% , 06/15/42 .................. 434 360,175
4.35% , 05/15/44 .................. 299 250,648
4.30% , 06/15/48 .................. 480 389,861
4.45% , 06/15/49 .................. 350 286,580
3.63% , 06/15/50 .................. 360 255,884
3.45% , 03/15/51 .................. 300 207,426
5.00% , 07/15/52 .................. 320 283,386
Three Gorges Finance I Cayman Islands Ltd.
(e)
2.15% , 09/22/30 .................. 400 362,367
3.20% , 10/16/49 .................. 600 439,631
Tierra Mojada Luxembourg II SARL, 5.75%,
12/01/40
(e)
..................... 656 625,379
TNB Global Ventures Capital Bhd.
(e)
3.24% , 10/19/26 .................. 600 589,620
4.85% , 11/01/28 .................. 800 804,742
Toledo Edison Co. (The), 6.15%, 05/15/37 ... 297 317,668
Trans-Allegheny Interstate Line Co., 5.00%,
01/15/31
(d)
..................... 150 151,935
Transelec SA, 3.88%, 01/12/29
(d)
........ 564 546,022
Trinidad Generation UnLtd, 7.75%, 06/16/33
(d)
600 616,004
Tucson Electric Power Co.
1.50% , 08/01/30 .................. 420 361,505
3.25% , 05/15/32 .................. 525 476,655
5.20% , 09/15/34 .................. 465 466,053
4.85% , 12/01/48 .................. 298 257,685
4.00% , 06/15/50 .................. 372 278,440
3.25% , 05/01/51 .................. 280 180,954
5.50% , 04/15/53 .................. 480 450,356
5.90% , 04/15/55 .................. 320 316,296
Union Electric Co.
2.95% , 06/15/27 .................. 420 410,473
3.50% , 03/15/29 .................. 803 781,308
2.95% , 03/15/30 .................. 332 311,470
2.15% , 03/15/32 .................. 560 480,726
5.20% , 04/01/34 .................. 735 745,670
5.25% , 04/15/35 .................. 475 482,042
5.30% , 08/01/37 .................. 550 553,032
8.45% , 03/15/39 .................. 300 381,678
3.90% , 09/15/42 .................. 532 430,271
3.65% , 04/15/45 .................. 385 292,423
4.00% , 04/01/48 .................. 517 404,849
3.25% , 10/01/49 .................. 387 260,957

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.63% , 03/15/51 .................. USD 635 $ 376,301
3.90% , 04/01/52 .................. 175 132,451
5.45% , 03/15/53 .................. 510 489,309
5.25% , 01/15/54 .................. 345 319,818
5.13% , 03/15/55 .................. 385 352,960
Virginia Electric & Power Co.
Series B , 2.95% , 11/15/26 ............ 529 519,025
Series A , 3.50% , 03/15/27 ............ 849 838,773
Series B , 3.75% , 05/15/27 ............ 775 767,160
Series A , 3.80% , 04/01/28 ............ 910 900,487
Series A , 2.88% , 07/15/29 ............ 365 345,051
2.30% , 11/15/31 .................. 725 632,153
2.40% , 03/30/32 .................. 495 430,491
5.00% , 04/01/33 .................. 820 825,922
5.30% , 08/15/33 .................. 595 608,831
5.00% , 01/15/34 .................. 700 696,374
5.05% , 08/15/34 .................. 755 755,886
5.15% , 03/15/35 .................. 920 924,159
Series B , 6.00% , 01/15/36 ............ 410 433,419
Series A , 6.00% , 05/15/37 ............ 201 211,983
6.35% , 11/30/37 .................. 528 566,364
8.88% , 11/15/38 .................. 827 1,086,699
4.00% , 01/15/43 .................. 595 480,310
Series D , 4.65% , 08/15/43 ........... 423 371,768
4.45% , 02/15/44 .................. 490 417,354
Series B , 4.20% , 05/15/45 ............ 375 306,744
Series C , 4.00% , 11/15/46 ............ 535 414,574
Series B , 3.80% , 09/15/47 ............ 561 420,750
4.60% , 12/01/48 .................. 590 497,116
3.30% , 12/01/49 .................. 629 424,483
2.45% , 12/15/50 .................. 942 530,016
2.95% , 11/15/51 .................. 945 589,577
Series C , 4.63% , 05/15/52 ........... 655 551,846
5.45% , 04/01/53 .................. 675 643,413
5.70% , 08/15/53 .................. 565 559,229
5.35% , 01/15/54 .................. 525 493,248
5.55% , 08/15/54 .................. 635 613,932
5.65% , 03/15/55 .................. 395 389,692
Virginia Power Fuel Securitization LLC, Series
A-2, 4.88%, 05/01/31 .............. 2,500 2,526,496
Vistra Operations Co. LLC
(d)
5.50% , 09/01/26 .................. 975 974,136
5.05% , 12/30/26 .................. 145 145,501
3.70% , 01/30/27 .................. 1,087 1,071,912
5.63% , 02/15/27 .................. 1,211 1,209,545
5.00% , 07/31/27 .................. 1,175 1,169,141
4.38% , 05/01/29 .................. 1,211 1,173,625
4.30% , 07/15/29 .................. 982 966,530
7.75% , 10/15/31 .................. 1,370 1,450,198
6.88% , 04/15/32 .................. 1,079 1,121,251
6.95% , 10/15/33 .................. 1,110 1,221,061
6.00% , 04/15/34 .................. 415 430,659
5.70% , 12/30/34 .................. 535 544,500
Wisconsin Electric Power Co.
1.70% , 06/15/28
(c)
................. 310 289,453
5.00% , 05/15/29 .................. 720 735,180
4.75% , 09/30/32 .................. 250 251,816
5.63% , 05/15/33 .................. 285 301,353
4.60% , 10/01/34 .................. 490 480,158
5.70% , 12/01/36 .................. 370 389,936
4.30% , 10/15/48 .................. 277 225,397
5.05% , 10/01/54 .................. 330 299,370
Wisconsin Power & Light Co.
3.05% , 10/15/27 .................. 635 617,323
3.00% , 07/01/29 .................. 307 290,671
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
1.95% , 09/16/31 .................. USD 525 $ 449,341
3.95% , 09/01/32 .................. 715 675,829
4.95% , 04/01/33 .................. 325 324,749
5.38% , 03/30/34 .................. 160 163,877
6.38% , 08/15/37 .................. 160 173,858
3.65% , 04/01/50 .................. 580 411,263
Wisconsin Public Service Corp.
4.55% , 12/01/29 .................. 300 302,257
3.67% , 12/01/42 .................. 441 343,180
4.75% , 11/01/44 .................. 560 497,007
3.30% , 09/01/49 .................. 380 259,291
2.85% , 12/01/51 .................. 565 348,955
Xcel Energy, Inc.
3.35% , 12/01/26 .................. 831 816,881
1.75% , 03/15/27 .................. 495 473,604
4.75% , 03/21/28 .................. 305 306,954
4.00% , 06/15/28 .................. 505 499,959
2.60% , 12/01/29 .................. 735 678,976
3.40% , 06/01/30 .................. 816 773,179
2.35% , 11/15/31 .................. 390 336,888
4.60% , 06/01/32 .................. 590 575,867
5.45% , 08/15/33 .................. 800 812,943
5.50% , 03/15/34 .................. 880 893,682
5.60% , 04/15/35 .................. 535 544,438
6.50% , 07/01/36 .................. 185 198,296
3.50% , 12/01/49 .................. 493 338,765
XPLR Infrastructure Operating Partners LP
(d)
3.88% , 10/15/26 .................. 491 479,412
4.50% , 09/15/27 .................. 664 644,216
7.25% , 01/15/29 .................. 747 762,451
8.38% , 01/15/31
(c)
................. 320 335,682
8.63% , 03/15/33
(c)
................. 380 402,345
624,556,873
Electrical Equipment — 0.1%
ABB Finance USA, Inc.
3.80% , 04/03/28 .................. 675 673,586
4.38% , 05/08/42 .................. 395 348,498
Acuity Brands Lighting, Inc., 2.15%, 12/15/30 . 490 431,274
Atkore, Inc., 4.25%, 06/01/31
(d)
.......... 413 381,373
Eaton Capital ULC, 4.45%, 05/09/30 ...... 400 399,848
Eaton Corp.
3.10% , 09/15/27 .................. 130 127,110
4.35% , 05/18/28 .................. 750 751,686
4.00% , 11/02/32 .................. 734 705,531
4.15% , 03/15/33 .................. 1,435 1,388,901
4.15% , 11/02/42 .................. 1,103 943,911
3.92% , 09/15/47 .................. 480 381,177
4.70% , 08/23/52 .................. 590 523,347
Emerson Electric Co.
0.88% , 10/15/26 .................. 1,318 1,267,597
1.80% , 10/15/27 .................. 564 535,322
2.00% , 12/21/28 .................. 1,345 1,250,701
1.95% , 10/15/30 .................. 480 426,263
2.20% , 12/21/31 .................. 1,180 1,031,190
5.00% , 03/15/35 .................. 235 237,034
5.25% , 11/15/39 .................. 280 280,165
2.75% , 10/15/50 .................. 549 344,184
2.80% , 12/21/51 .................. 1,110 695,680
EnerSys
(d)
4.38% , 12/15/27 .................. 290 284,882
6.63% , 01/15/32 .................. 305 313,430
Hubbell, Inc.
3.15% , 08/15/27 .................. 610 593,510
3.50% , 02/15/28 .................. 555 543,062

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electrical Equipment (continued)
2.30% , 03/15/31 .................. USD 105 $ 92,451
LG Energy Solution Ltd.
(e)
5.63% , 09/25/26 .................. 600 605,538
5.38% , 07/02/27 .................. 600 605,777
5.75% , 09/25/28 .................. 1,000 1,025,232
5.38% , 07/02/29 .................. 800 812,790
5.38% , 04/02/30
(c)
................. 500 506,901
5.50% , 07/02/34 .................. 600 593,968
5.88% , 04/02/35 .................. 500 508,096
Molex Electronic Technologies LLC
(d)
4.75% , 04/30/28 .................. 260 260,205
5.25% , 04/30/32 .................. 290 290,768
Regal Rexnord Corp.
6.05% , 04/15/28 .................. 1,350 1,388,895
6.30% , 02/15/30 .................. 1,117 1,169,671
6.40% , 04/15/33 .................. 1,355 1,433,822
Rockwell Automation, Inc.
3.50% , 03/01/29 .................. 962 935,005
1.75% , 08/15/31 .................. 415 355,890
4.20% , 03/01/49 .................. 760 625,321
2.80% , 08/15/61 .................. 410 236,184
Sensata Technologies BV
(d)
4.00% , 04/15/29 .................. 1,055 1,002,744
5.88% , 09/01/30 .................. 530 530,509
Vertiv Group Corp., 4.13%, 11/15/28
(d)
..... 827 803,974
28,643,003
Electronic Equipment, Instruments & Components — 0.1%
Allegion US Holding Co., Inc.
3.55% , 10/01/27 .................. 766 749,727
5.41% , 07/01/32 .................. 450 463,554
5.60% , 05/29/34 .................. 525 536,517
Amphenol Corp.
5.05% , 04/05/27 .................. 710 718,166
4.38% , 06/12/28 .................. 340 340,672
5.05% , 04/05/29 .................. 685 701,117
4.35% , 06/01/29 .................. 918 919,691
2.80% , 02/15/30 .................. 1,085 1,014,722
2.20% , 09/15/31 .................. 690 602,690
5.25% , 04/05/34 .................. 755 775,438
5.00% , 01/15/35 .................. 495 497,306
5.38% , 11/15/54 .................. 165 160,325
Arrow Electronics, Inc.
3.88% , 01/12/28 .................. 618 605,305
5.15% , 08/21/29 .................. 520 526,984
2.95% , 02/15/32 .................. 525 460,397
5.88% , 04/10/34 .................. 460 472,989
Avnet, Inc.
6.25% , 03/15/28 .................. 670 694,800
3.00% , 05/15/31 .................. 390 348,788
5.50% , 06/01/32 .................. 280 281,816
CDW LLC
2.67% , 12/01/26 .................. 1,110 1,080,765
4.25% , 04/01/28 .................. 860 851,590
3.28% , 12/01/28 .................. 680 649,402
3.25% , 02/15/29 .................. 951 901,809
5.10% , 03/01/30 .................. 120 120,760
3.57% , 12/01/31 .................. 1,045 961,471
5.55% , 08/22/34 .................. 255 255,741
Coherent Corp., 5.00%, 12/15/29
(d)
....... 975 954,016
Competition Team Technologies Ltd., 4.25%,
03/12/29
(e)
..................... 400 395,334
Corning, Inc.
4.70% , 03/15/37 .................. 526 503,040
5.75% , 08/15/40 .................. 508 514,168
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
4.75% , 03/15/42 .................. USD 614 $ 550,770
5.35% , 11/15/48 .................. 660 616,612
3.90% , 11/15/49 .................. 230 173,612
4.38% , 11/15/57 .................. 728 580,559
5.85% , 11/15/68 .................. 387 370,653
5.45% , 11/15/79 .................. 950 862,687
Crane NXT Co.
6.55% , 11/15/36 .................. 199 208,601
4.20% , 03/15/48 .................. 345 202,750
Flex Ltd.
6.00% , 01/15/28 .................. 520 534,488
4.88% , 06/15/29 .................. 891 894,538
4.88% , 05/12/30 .................. 648 648,170
5.25% , 01/15/32 .................. 500 505,345
Foxconn Far East Ltd., 2.50%, 10/28/30
(e)
... 800 718,862
Insight Enterprises, Inc., 6.63%, 05/15/32
(d)
.. 500 511,350
Jabil, Inc.
4.25% , 05/15/27 .................. 700 695,743
3.95% , 01/12/28 .................. 702 692,177
5.45% , 02/01/29 .................. 315 321,249
3.60% , 01/15/30 .................. 542 515,705
3.00% , 01/15/31 .................. 726 659,228
Keysight Technologies, Inc.
4.60% , 04/06/27 .................. 1,018 1,019,540
3.00% , 10/30/29 .................. 753 705,598
5.35% , 07/30/30 .................. 185 190,279
4.95% , 10/15/34 .................. 195 192,012
Sensata Technologies, Inc.
(d)
4.38% , 02/15/30 .................. 460 439,947
3.75% , 02/15/31 .................. 530 482,522
6.63% , 07/15/32 .................. 510 522,274
TD SYNNEX Corp.
1.75% , 08/09/26 .................. 760 737,018
2.38% , 08/09/28 .................. 855 799,702
2.65% , 08/09/31 .................. 585 511,250
6.10% , 04/12/34 .................. 545 571,009
Teledyne Technologies, Inc.
2.25% , 04/01/28 .................. 40 37,883
2.75% , 04/01/31 .................. 1,118 1,008,230
Trimble, Inc.
4.90% , 06/15/28 .................. 731 738,570
6.10% , 03/15/33 .................. 775 820,397
TTM Technologies, Inc., 4.00%, 03/01/29
(d)
.. 495 471,561
Tyco Electronics Group SA
3.13% , 08/15/27 .................. 1,015 991,280
4.63% , 02/01/30 .................. 520 523,586
4.50% , 02/09/31 .................. 325 323,775
2.50% , 02/04/32 .................. 250 220,194
5.00% , 05/09/35 .................. 260 259,977
7.13% , 10/01/37 .................. 464 534,910
Vontier Corp.
2.40% , 04/01/28 .................. 729 685,121
2.95% , 04/01/31 .................. 753 676,957
Zebra Technologies Corp., 6.50%, 06/01/32
(d)
. 510 522,408
42,308,199
Energy Equipment & Services — 0.2%
Archrock Partners LP
(d)
6.88% , 04/01/27 .................. 311 311,157
6.25% , 04/01/28 .................. 860 862,803
6.63% , 09/01/32 .................. 740 751,124
Aris Water Holdings LLC, 7.25%, 04/01/30
(d)
. 295 302,721
Baker Hughes Holdings LLC
2.06% , 12/15/26 .................. 610 590,572
3.34% , 12/15/27 .................. 1,513 1,478,017

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
3.14% , 11/07/29 .................. USD 667 $ 637,080
4.49% , 05/01/30 .................. 391 390,943
5.13% , 09/15/40 .................. 1,223 1,165,751
4.08% , 12/15/47 .................. 1,451 1,130,434
Borr IHC Ltd.
(e)
10.00% , 11/15/28 ................. 1,246 1,194,295
10.38% , 11/15/30 ................. 556 525,316
Bristow Group, Inc., 6.88%, 03/01/28
(d)
..... 422 423,234
COSL Singapore Capital Ltd., 2.50%,
06/24/30
(e)
..................... 600 545,225
Diamond Foreign Asset Co., 8.50%, 10/01/30
(d)
544 567,409
EDO Sukuk Ltd.
(e)
5.66% , 07/03/31 .................. 750 769,565
5.88% , 09/21/33 .................. 900 934,444
Enerflex Ltd., 9.00%, 10/15/27
(d)
......... 562 578,870
FORESEA Holding SA, 7.50%, 06/15/30
(c) (d)
.. 302 288,393
Global Marine, Inc., 7.00%, 06/01/28 ...... 275 256,161
Guara Norte SARL, 5.20%, 06/15/34
(c) (e)
.... 653 632,562
Halliburton Co.
2.92% , 03/01/30 .................. 949 882,329
4.85% , 11/15/35 .................. 1,112 1,067,808
6.70% , 09/15/38 .................. 638 693,683
7.45% , 09/15/39 .................. 1,034 1,199,117
4.50% , 11/15/41 .................. 445 380,907
4.75% , 08/01/43 .................. 909 784,479
5.00% , 11/15/45 .................. 1,961 1,721,697
Helix Energy Solutions Group, Inc., 9.75%,
03/01/29
(d)
..................... 325 339,231
Helmerich & Payne, Inc.
(c)
4.65% , 12/01/27 .................. 670 662,983
4.85% , 12/01/29 .................. 145 140,098
2.90% , 09/29/31 .................. 715 602,894
5.50% , 12/01/34 .................. 120 110,687
Kodiak Gas Services LLC, 7.25%, 02/15/29
(d)
. 750 769,247
Nabors Industries Ltd., 7.50%, 01/15/28
(c) (d)
.. 420 387,646
Nabors Industries, Inc.
(d)
7.38% , 05/15/27 .................. 735 741,649
9.13% , 01/31/30 .................. 705 698,380
8.88% , 08/15/31
(c)
................. 545 437,226
Nine Energy Service, Inc., 13.00%, 02/01/28
(c)
305 139,488
Noble Finance II LLC, 8.00%, 04/15/30
(d)
... 1,360 1,383,601
NOV, Inc.
3.60% , 12/01/29
(c)
................. 538 515,611
3.95% , 12/01/42 .................. 1,255 942,463
Oceaneering International, Inc.
6.00% , 02/01/28 .................. 565 567,366
Patterson-UTI Energy, Inc.
3.95% , 02/01/28 .................. 625 604,924
5.15% , 11/15/29
(c)
................. 529 523,207
7.15% , 10/01/33 .................. 525 543,055
Precision Drilling Corp., 6.88%, 01/15/29
(d)
.. 401 400,537
Schlumberger Holdings Corp.
(d)
5.00% , 05/29/27 .................. 660 666,669
4.50% , 05/15/28 .................. 505 505,700
3.90% , 05/17/28 .................. 1,307 1,292,169
4.30% , 05/01/29 .................. 1,130 1,125,225
5.00% , 11/15/29 .................. 620 632,652
2.65% , 06/26/30 .................. 822 754,901
4.85% , 05/15/33
(c)
................. 415 408,393
5.00% , 06/01/34
(c)
................. 415 410,352
Schlumberger Investment SA, 2.65%, 06/26/30 558 512,943
Seadrill Finance Ltd., 8.38%, 08/01/30
(d)
.... 585 598,703
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29
(c) (e)
974 833,483
Star Holding LLC, 8.75%, 08/01/31
(d)
...... 360 352,798
TGS ASA, 8.50%, 01/15/30
(d)
........... 10 10,219
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Transocean Aquila Ltd., 8.00%, 09/30/28
(d)
.. USD 289 $ 293,737
Transocean Poseidon Ltd., 6.88%, 02/01/27
(c) (d)
436 435,792
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(d)
..................... 520 533,418
Transocean, Inc.
8.00% , 02/01/27
(c) (d)
................ 632 627,180
8.25% , 05/15/29
(d)
................. 825 779,558
8.75% , 02/15/30
(d)
................. 912 945,214
7.50% , 04/15/31
(c)
................. 425 367,006
8.50% , 05/15/31
(d)
................. 860 791,405
6.80% , 03/15/38
(c)
................. 645 483,769
9.35% , 12/15/41 .................. 245 205,381
USA Compression Partners LP
6.88% , 09/01/27 .................. 720 719,856
7.13% , 03/15/29
(d)
................. 915 935,414
Valaris Ltd., 8.38%, 04/30/30
(d)
.......... 1,075 1,109,509
Vallourec SACA, 7.50%, 04/15/32
(d)
....... 820 867,739
Viridien, 10.00%, 10/15/30
(d)
........... 220 216,658
Weatherford International Ltd., 8.63%,
04/30/30
(d)
..................... 1,550 1,592,689
Welltec International ApS, 8.25%, 10/15/26
(d)
. 252 251,940
Yinson Boronia Production BV, 8.95%,
07/31/42
(e)
..................... 991 1,068,838
51,905,699
Entertainment — 0.2%
Allen Media LLC, 10.50%, 02/15/28
(d)
...... 560 217,418
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29
(c) (d)
.................... 965 820,990
Banijay Entertainment SAS, 8.13%, 05/01/29
(d)
397 411,648
Cinemark USA, Inc.
(d)
5.25% , 07/15/28 .................. 770 764,915
7.00% , 08/01/32 .................. 538 555,498
Electronic Arts, Inc.
1.85% , 02/15/31 .................. 1,074 929,682
2.95% , 02/15/51 .................. 825 517,936
Live Nation Entertainment, Inc.
(d)
6.50% , 05/15/27 .................. 1,167 1,180,247
4.75% , 10/15/27 .................. 955 940,453
3.75% , 01/15/28 .................. 515 500,415
NBCUniversal Media LLC
6.40% , 04/30/40 .................. 650 699,727
5.95% , 04/01/41 .................. 463 475,515
4.45% , 01/15/43 .................. 905 772,013
Netflix, Inc.
4.38% , 11/15/26 .................. 1,410 1,413,781
4.88% , 04/15/28 .................. 1,834 1,862,957
5.88% , 11/15/28 .................. 2,048 2,147,917
6.38% , 05/15/29 .................. 1,004 1,075,679
5.38% , 11/15/29
(d)
................. 975 1,012,037
4.88% , 06/15/30
(d)
................. 1,135 1,156,237
4.90% , 08/15/34 .................. 345 348,846
5.40% , 08/15/54 .................. 900 879,746
Odeon Finco plc, 12.75%, 11/01/27
(d)
...... 410 427,804
Playtika Holding Corp., 4.25%, 03/15/29
(c) (d)
.. 645 591,405
ROBLOX Corp., 3.88%, 05/01/30
(d)
....... 1,008 947,735
Starz Capital Holdings LLC, 5.50%, 04/15/29
(d)
354 293,037
Take-Two Interactive Software, Inc.
3.70% , 04/14/27 .................. 868 857,300
4.95% , 03/28/28 .................. 953 965,365
5.40% , 06/12/29 .................. 520 534,449
4.00% , 04/14/32 .................. 490 463,906
5.60% , 06/12/34 .................. 385 397,206
Tencent Music Entertainment Group, 2.00%,
09/03/30 ...................... 735 647,264

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
TWDC Enterprises 18 Corp.
2.95% , 06/15/27 .................. USD 676 $ 662,356
7.00% , 03/01/32 .................. 783 888,552
4.38% , 08/16/41
(c)
................. 467 411,039
Series E , 4.13% , 12/01/41 ............ 652 552,006
3.70% , 12/01/42 .................. 525 416,327
4.13% , 06/01/44 .................. 1,033 856,948
3.00% , 07/30/46 .................. 365 244,212
Walt Disney Co. (The)
3.38% , 11/15/26 .................. 771 762,776
3.70% , 03/23/27 .................. 1,195 1,186,959
2.20% , 01/13/28 .................. 368 351,509
2.00% , 09/01/29 .................. 2,442 2,234,350
3.80% , 03/22/30 .................. 1,630 1,594,533
2.65% , 01/13/31 .................. 1,866 1,710,610
6.55% , 03/15/33 .................. 398 446,285
6.20% , 12/15/34 .................. 833 925,531
6.40% , 12/15/35 .................. 984 1,101,132
6.15% , 03/01/37 .................. 526 575,868
6.65% , 11/15/37 .................. 1,209 1,372,057
4.63% , 03/23/40 .................. 855 807,187
3.50% , 05/13/40 .................. 1,705 1,393,493
6.15% , 02/15/41 .................. 692 739,258
5.40% , 10/01/43 .................. 781 775,693
4.75% , 09/15/44 .................. 627 566,830
4.95% , 10/15/45 .................. 520 477,584
7.75% , 12/01/45 .................. 335 420,527
4.75% , 11/15/46 .................. 517 461,557
2.75% , 09/01/49 .................. 2,050 1,280,947
4.70% , 03/23/50 .................. 1,225 1,086,870
3.60% , 01/13/51 .................. 2,572 1,887,313
3.80% , 05/13/60 .................. 775 563,396
Warnermedia Holdings, Inc.
3.76% , 03/15/27 .................. 1,160 1,136,821
4.05% , 03/15/29 .................. 1,490 1,401,909
4.28% , 03/15/32 .................. 2,854 2,403,024
5.05% , 03/15/42 .................. 4,030 2,693,912
5.14% , 03/15/52
(c)
................. 903 558,799
WMG Acquisition Corp.
(d)
3.75% , 12/01/29 .................. 750 704,286
3.88% , 07/15/30 .................. 820 766,121
3.00% , 02/15/31
(c)
................. 860 785,658
62,013,363
Financial Services — 0.7%
Apollo Global Management, Inc.
6.38% , 11/15/33 .................. 708 771,175
5.80% , 05/21/54 .................. 720 713,682
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.17%), 6.00% ,
12/15/54
(g)
.................... 120 117,860
Armor Holdco, Inc., 8.50%, 11/15/29
(d)
..... 360 345,929
Berkshire Hathaway, Inc., 4.50%, 02/11/43
(c)
. 1,064 986,026
Block Financial LLC
2.50% , 07/15/28 .................. 577 542,806
3.88% , 08/15/30 .................. 810 770,952
Block, Inc.
2.75% , 06/01/26 .................. 950 931,408
3.50% , 06/01/31 .................. 992 909,390
6.50% , 05/15/32 .................. 1,975 2,027,186
Blue Owl Technology Finance Corp.
2.50% , 01/15/27 .................. 540 518,710
6.10% , 03/15/28
(d)
................. 300 301,754
6.75% , 04/04/29 .................. 665 680,861
Boost Newco Borrower LLC, 7.50%, 01/15/31
(d)
2,150 2,273,126
Security
Par (000)
Par (000) Value
Financial Services (continued)
Burford Capital Global Finance LLC
(d)
6.25% , 04/15/28 .................. USD 395 $ 393,086
6.88% , 04/15/30 .................. 375 374,227
9.25% , 07/01/31 .................. 695 735,139
Caja de Compensacion de Asignacion Familiar
de Los Andes, 7.00%, 07/30/29
(e)
....... 200 209,305
Charming Light Investments Ltd., 4.38%,
12/21/27
(e)
..................... 800 791,727
China Cinda 2020 I Management Ltd.
(e)
3.25% , 01/28/27 .................. 1,000 978,616
5.75% , 02/07/27 .................. 400 404,798
3.00% , 03/18/27 .................. 400 389,239
5.38% , 07/23/27 .................. 400 404,322
2.50% , 01/20/28 .................. 600 569,068
5.75% , 05/28/29 .................. 800 826,007
5.50% , 01/23/30 .................. 400 411,490
3.13% , 03/18/30 .................. 600 559,861
3.00% , 01/20/31 .................. 800 732,220
CK Hutchison International 16 Ltd., 2.75%,
10/03/26
(d)
..................... 200 195,829
CK Hutchison International 17 II Ltd., 3.25%,
09/29/27
(d)
..................... 1,103 1,074,008
CK Hutchison International 17 Ltd., 3.50%,
04/05/27
(d)
..................... 590 580,628
CK Hutchison International 19 II Ltd.
(d)
2.75% , 09/06/29 .................. 805 752,039
3.38% , 09/06/49 .................. 750 527,723
CK Hutchison International 19 Ltd., 3.63%,
04/11/29
(c) (d)
.................... 1,017 986,054
Coastal Emerald Ltd., (3-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.78%), 6.50%
(e) (g) (i)
............... 800 824,432
Corebridge Financial, Inc.
3.65% , 04/05/27 .................. 1,120 1,103,210
3.85% , 04/05/29 .................. 1,205 1,176,333
3.90% , 04/05/32 .................. 1,205 1,132,070
6.05% , 09/15/33 .................. 530 557,361
5.75% , 01/15/34 .................. 810 839,224
4.35% , 04/05/42 .................. 420 352,371
4.40% , 04/05/52 .................. 1,415 1,132,171
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.85%), 6.88% ,
12/15/52
(g)
.................... 965 991,785
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 6.38% ,
09/15/54
(g)
.................... 725 723,513
CPI CG, Inc., 10.00%, 07/15/29
(d)
........ 288 300,869
EDP Finance BV, 1.71%, 01/24/28
(d)
...... 800 748,588
Enact Holdings, Inc., 6.25%, 05/28/29 ..... 525 542,909
Equitable Holdings, Inc.
4.35% , 04/20/28 .................. 1,343 1,337,256
4.57% , 02/15/29
(d)
................. 475 471,975
5.59% , 01/11/33 .................. 565 582,446
5.00% , 04/20/48 .................. 772 680,131
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.39%), 6.70% ,
03/28/55
(g)
.................... 500 509,212
Essent Group Ltd., 6.25%, 07/01/29 ...... 275 285,107
Far East Horizon Ltd.
(e)
4.25% , 10/26/26 .................. 400 394,254
6.63% , 04/16/27 .................. 600 610,580
5.88% , 03/05/28 .................. 400 398,946
Fidelity National Information Services, Inc.
1.65% , 03/01/28 .................. 760 708,639
3.75% , 05/21/29 .................. 470 456,147

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
5.10% , 07/15/32 .................. USD 420 $ 425,668
3.10% , 03/01/41 .................. 825 605,087
4.50% , 08/15/46 .................. 260 211,902
Finance of America Funding LLC, 7.88%,
11/30/26
(d)
..................... 191 173,633
Fiserv, Inc.
5.15% , 03/15/27 .................. 830 837,933
2.25% , 06/01/27 .................. 1,193 1,147,152
5.45% , 03/02/28 .................. 1,035 1,057,645
5.38% , 08/21/28 .................. 910 931,610
4.20% , 10/01/28 .................. 1,254 1,241,592
3.50% , 07/01/29 .................. 2,520 2,417,333
4.75% , 03/15/30 .................. 495 495,951
2.65% , 06/01/30 .................. 981 894,379
5.35% , 03/15/31 .................. 640 657,819
5.60% , 03/02/33 .................. 485 498,985
5.63% , 08/21/33 .................. 1,340 1,380,018
5.45% , 03/15/34 .................. 790 800,808
5.15% , 08/12/34 .................. 1,035 1,027,833
4.40% , 07/01/49 .................. 2,046 1,633,474
Freedom Mortgage Corp.
(d)
7.63% , 05/01/26 .................. 200 200,463
6.63% , 01/15/27 .................. 555 555,224
12.00% , 10/01/28 ................. 765 817,919
12.25% , 10/01/30 ................. 545 603,300
Freedom Mortgage Holdings LLC
(d)
9.25% , 02/01/29 .................. 1,100 1,150,225
9.13% , 05/15/31 .................. 715 743,308
8.38% , 04/01/32 .................. 360 367,702
Gabon Blue Bond Master Trust, 6.10%,
08/01/38
(d)
..................... 500 503,330
Global Payments, Inc.
2.15% , 01/15/27 .................. 865 835,229
4.95% , 08/15/27 .................. 820 824,944
4.45% , 06/01/28 .................. 687 683,829
3.20% , 08/15/29 .................. 1,327 1,247,500
5.30% , 08/15/29 .................. 450 456,183
2.90% , 05/15/30 .................. 1,000 912,337
2.90% , 11/15/31 .................. 710 623,245
5.40% , 08/15/32
(c)
................. 240 243,041
4.15% , 08/15/49 .................. 816 598,827
5.95% , 08/15/52
(c)
................. 845 803,131
HA Sustainable Infrastructure Capital, Inc.
6.15% , 01/15/31 .................. 275 277,444
6.38% , 07/01/34 .................. 720 713,399
6.75% , 07/15/35 .................. 275 276,948
ICD Sukuk Co. Ltd., 5.00%, 02/01/27
(e)
..... 800 799,171
Indian Railway Finance Corp. Ltd., 2.80%,
02/10/31
(e)
..................... 600 540,209
Inventive Global Investments Ltd., 1.60%,
09/01/26
(e)
..................... 400 386,765
Jackson Financial, Inc.
5.17% , 06/08/27 .................. 800 807,165
3.13% , 11/23/31 .................. 440 389,807
5.67% , 06/08/32 .................. 345 351,698
4.00% , 11/23/51 .................. 615 415,409
Jefferies Finance LLC
(d)
5.00% , 08/15/28 .................. 965 930,802
6.63% , 10/15/31 .................. 505 502,787
Jefferson Capital Holdings LLC
(d)
6.00% , 08/15/26 .................. 298 297,375
9.50% , 02/15/29 .................. 400 422,323
8.25% , 05/15/30 .................. 265 276,645
JGSH Philippines Ltd., 4.13%, 07/09/30
(e)
... 500 483,338
JIC Zhixin Ltd., 2.13%, 08/27/30
(e)
........ 800 716,294
Security
Par (000)
Par (000) Value
Financial Services (continued)
JPMorgan Chase Bank NA, 5.11%, 12/08/26 . USD 2,013 $ 2,032,005
KODIT Global Co. Ltd., 5.36%, 05/29/27
(e)
... 200 202,714
Korea Ocean Business Corp.
(e)
5.38% , 05/02/27 .................. 200 203,011
4.50% , 05/03/28 .................. 200 199,973
5.25% , 05/02/29 .................. 400 410,417
4.63% , 05/09/30 .................. 400 403,508
Kuwait Projects Co. SPC Ltd.
(e)
4.23% , 10/29/26 .................. 400 376,306
4.50% , 02/23/27 .................. 600 563,035
LD Holdings Group LLC
(d)
8.75% , 11/01/27
(c)
................. 362 339,339
6.13% , 04/01/28 .................. 535 458,634
LSEG US Fin Corp.
(d)
4.88% , 03/28/27 .................. 710 714,692
5.30% , 03/28/34 .................. 880 895,511
LSEGA Financing plc
(d)
2.00% , 04/06/28 .................. 1,385 1,299,330
2.50% , 04/06/31 .................. 624 553,656
3.20% , 04/06/41 .................. 905 688,016
M&G plc, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.41%), 6.50%,
10/20/48
(e) (g)
.................... 450 462,127
Mastercard, Inc.
2.95% , 11/21/26 .................. 861 847,633
3.30% , 03/26/27 .................. 1,150 1,134,848
4.10% , 01/15/28 .................. 675 674,538
3.50% , 02/26/28 .................. 420 413,560
4.88% , 03/09/28 .................. 1,235 1,259,164
4.55% , 03/15/28 .................. 320 323,352
2.95% , 06/01/29 .................. 1,049 1,003,831
3.35% , 03/26/30 .................. 1,540 1,478,806
1.90% , 03/15/31 .................. 707 620,108
2.00% , 11/18/31 .................. 957 828,261
4.35% , 01/15/32 .................. 925 916,050
4.95% , 03/15/32 .................. 505 516,379
4.85% , 03/09/33 .................. 1,090 1,103,552
4.88% , 05/09/34 .................. 725 729,458
4.55% , 01/15/35 .................. 545 532,136
3.80% , 11/21/46 .................. 722 568,126
3.95% , 02/26/48 .................. 573 456,749
3.65% , 06/01/49 .................. 1,207 908,105
3.85% , 03/26/50 .................. 1,426 1,107,399
2.95% , 03/15/51 .................. 700 454,632
MGIC Investment Corp., 5.25%, 08/15/28 ... 570 569,353
Midcap Financial Issuer Trust
(d)
6.50% , 05/01/28 .................. 993 984,545
5.63% , 01/15/30 .................. 425 399,226
Mitsubishi HC Capital, Inc.
(c)(d)
5.08% , 09/15/27 .................. 560 564,035
3.97% , 04/13/30 .................. 300 288,232
Mobius Merger Sub, Inc., 9.00%, 06/01/30
(d)
. 520 477,208
National Rural Utilities Cooperative Finance
Corp.
5.60% , 11/13/26 .................. 470 476,069
4.80% , 02/05/27 .................. 615 618,946
3.05% , 04/25/27 .................. 480 469,424
5.10% , 05/06/27 .................. 625 632,419
4.12% , 09/16/27 .................. 465 463,216
3.40% , 02/07/28 .................. 654 638,800
4.75% , 02/07/28 .................. 130 131,132
4.80% , 03/15/28 .................. 595 602,182
5.05% , 09/15/28 .................. 485 494,565
3.90% , 11/01/28 .................. 385 378,995
4.85% , 02/07/29 .................. 570 578,534

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
3.70% , 03/15/29 .................. USD 790 $ 771,483
5.15% , 06/15/29 .................. 480 493,269
4.95% , 02/07/30 .................. 215 219,148
2.40% , 03/15/30 .................. 195 178,613
5.00% , 02/07/31 .................. 745 761,434
1.35% , 03/15/31 .................. 325 272,274
1.65% , 06/15/31 .................. 490 415,408
8.00% , 03/01/32 .................. 395 465,815
2.75% , 04/15/32 .................. 610 544,609
4.02% , 11/01/32 .................. 654 621,323
4.15% , 12/15/32 .................. 380 364,659
5.80% , 01/15/33 .................. 720 763,667
5.00% , 08/15/34 .................. 340 340,153
4.40% , 11/01/48 .................. 315 264,224
4.30% , 03/15/49 .................. 766 635,087
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.53%), 7.13% ,
09/15/53
(g)
.................... 440 460,289
Nationstar Mortgage Holdings, Inc.
(d)
6.00% , 01/15/27 .................. 650 650,674
5.50% , 08/15/28 .................. 842 841,141
6.50% , 08/01/29 .................. 735 751,081
5.13% , 12/15/30 .................. 625 628,848
5.75% , 11/15/31 .................. 605 610,193
7.13% , 02/01/32 .................. 910 950,354
Nationwide Building Society
(d)
4.00% , 09/14/26 .................. 1,065 1,054,775
1.50% , 10/13/26 .................. 640 618,114
4.85% , 07/27/27 .................. 1,175 1,184,810
(1-day SOFR + 1.91%), 6.56% , 10/18/27
(g)
1,245 1,271,465
(1-day SOFR + 1.29%), 2.97% , 02/16/28
(g)
810 789,602
4.30% , 03/08/29
(g)
................. 925 917,386
(1-day SOFR + 1.06%), 4.65% , 07/14/29
(g)
600 600,375
5.13% , 07/29/29 .................. 515 525,969
3.96% , 07/18/30
(g)
................. 1,310 1,275,879
(5-Year USD Swap Rate + 1.85%), 4.13% ,
10/18/32
(g)
.................... 230 224,363
(1-day SOFR + 1.65%), 5.54% , 07/14/36
(g)
230 232,385
NCR Atleos Corp., 9.50%, 04/01/29
(d)
...... 1,325 1,435,817
NMI Holdings, Inc., 6.00%, 08/15/29 ...... 220 224,834
NTT Finance Corp.
(d)
5.10% , 07/02/27 .................. 840 848,928
4.57% , 07/16/27 .................. 1,010 1,011,073
4.37% , 07/27/27 .................. 909 906,635
1.59% , 04/03/28 .................. 1,577 1,462,106
4.62% , 07/16/28 .................. 800 801,790
5.11% , 07/02/29 .................. 845 858,844
4.88% , 07/16/30 .................. 835 839,611
2.07% , 04/03/31 .................. 955 826,117
5.14% , 07/02/31 .................. 1,110 1,125,957
5.17% , 07/16/32 .................. 1,175 1,185,162
5.50% , 07/16/35 .................. 1,755 1,781,734
Omniyat Sukuk 1 Ltd., 8.38%, 05/06/28
(e)
... 600 618,197
ORIX Corp.
3.70% , 07/18/27 .................. 271 266,747
5.00% , 09/13/27 .................. 285 287,508
4.65% , 09/10/29 .................. 625 626,744
2.25% , 03/09/31 .................. 720 631,114
4.00% , 04/13/32 .................. 350 332,443
5.20% , 09/13/32
(c)
................. 670 681,582
5.40% , 02/25/35 .................. 475 480,785
Oxford Finance LLC, 6.38%, 02/01/27
(d)
.... 420 419,758
PayPal Holdings, Inc.
2.65% , 10/01/26 .................. 1,432 1,404,795
3.90% , 06/01/27 .................. 210 208,747
Security
Par (000)
Par (000) Value
Financial Services (continued)
4.45% , 03/06/28 .................. USD 115 $ 115,512
2.85% , 10/01/29 .................. 1,709 1,608,544
2.30% , 06/01/30 .................. 950 861,462
4.40% , 06/01/32 .................. 843 830,225
5.15% , 06/01/34 .................. 920 930,488
5.10% , 04/01/35 .................. 425 426,295
3.25% , 06/01/50 .................. 1,088 744,681
5.05% , 06/01/52 .................. 1,030 940,687
5.50% , 06/01/54 .................. 405 393,925
5.25% , 06/01/62 .................. 675 618,634
Paysafe Finance plc, 4.00%, 06/15/29
(d)
.... 390 356,733
PennyMac Financial Services, Inc.
(d)
4.25% , 02/15/29 .................. 635 608,670
7.88% , 12/15/29 .................. 790 833,622
7.13% , 11/15/30 .................. 655 674,937
5.75% , 09/15/31 .................. 535 522,910
6.88% , 05/15/32 .................. 380 387,282
6.88% , 02/15/33 .................. 475 484,058
Petronas Capital Ltd.
(e)
3.50% , 04/21/30 .................. 2,300 2,207,842
4.95% , 01/03/31 .................. 1,400 1,422,714
2.48% , 01/28/32 .................. 1,200 1,052,323
5.34% , 04/03/35 .................. 1,800 1,828,998
4.50% , 03/18/45 .................. 1,600 1,383,611
4.55% , 04/21/50 .................. 2,600 2,215,233
5.85% , 04/03/55 .................. 1,600 1,612,707
4.80% , 04/21/60 .................. 1,000 868,140
3.40% , 04/28/61
(c)
................. 1,600 1,049,153
PHH Escrow Issuer LLC, 9.88%, 11/01/29
(d)
.. 570 571,133
Planet Financial Group LLC, 10.50%,
12/15/29
(d)
..................... 505 515,610
Provident Funding Associates LP, 9.75%,
09/15/29
(d)
..................... 605 633,562
Radian Group, Inc.
4.88% , 03/15/27 .................. 746 744,439
6.20% , 05/15/29 .................. 520 539,955
REC Ltd.
(e)
2.25% , 09/01/26 .................. 600 584,137
2.75% , 01/13/27 .................. 200 194,382
3.88% , 07/07/27 .................. 600 590,393
4.63% , 03/22/28 .................. 400 398,627
5.63% , 04/11/28 .................. 800 816,804
4.75% , 09/27/29 .................. 200 199,681
Rocket Cos., Inc.
(d)
6.13% , 08/01/30 .................. 1,120 1,136,534
6.38% , 08/01/33 .................. 1,245 1,270,203
Rocket Mortgage LLC
(d)
2.88% , 10/15/26 .................. 1,159 1,130,387
3.63% , 03/01/29 .................. 760 718,103
3.88% , 03/01/31 .................. 1,245 1,148,446
4.00% , 10/15/33 .................. 861 762,275
SGUS LLC, 11.00%, 12/15/29 .......... 630 588,919
Shell International Finance BV
2.50% , 09/12/26 .................. 1,011 992,109
3.88% , 11/13/28 .................. 1,705 1,689,932
2.38% , 11/07/29
(c)
................. 55 51,597
2.75% , 04/06/30
(c)
................. 45 41,982
4.13% , 05/11/35
(c)
................. 10 9,910
6.38% , 12/15/38 .................. 2,668 2,947,124
5.50% , 03/25/40 .................. 1,173 1,182,561
2.88% , 11/26/41 .................. 545 390,202
3.63% , 08/21/42 .................. 670 522,617
4.38% , 05/11/45 .................. 175 147,418
4.00% , 05/10/46 .................. 65 52,679
3.13% , 11/07/49 .................. 1,397 932,010

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
3.25% , 04/06/50
(c)
................. USD 20 $ 13,402
3.00% , 11/26/51 .................. 1,170 750,555
Shift4 Payments LLC, 6.75%, 08/15/32
(d)
... 1,240 1,280,410
Siemens Financieringsmaatschappij NV
(d)
6.13% , 08/17/26 .................. 1,165 1,186,167
2.35% , 10/15/26 .................. 1,440 1,407,480
3.40% , 03/16/27 .................. 1,945 1,920,789
1.70% , 03/11/28 .................. 1,315 1,234,582
2.15% , 03/11/31 .................. 1,330 1,177,122
2.88% , 03/11/41 .................. 2,350 1,739,703
4.40% , 05/27/45 .................. 975 849,327
3.30% , 09/15/46 .................. 1,780 1,298,570
4.20% , 03/16/47 .................. 760 637,267
Sobha Sukuk Ltd., 8.75%, 07/17/28
(e)
...... 400 417,006
Stena International SA
(d)
7.25% , 01/15/31 .................. 695 705,969
7.63% , 02/15/31 .................. 405 417,194
Synchrony Bank, 5.63%, 08/23/27 ....... 759 771,961
Tata Capital Ltd., 5.39%, 07/21/28
(e)
....... 400 404,630
United Wholesale Mortgage LLC
(d)
5.75% , 06/15/27 .................. 510 510,327
5.50% , 04/15/29 .................. 735 719,262
UWM Holdings LLC, 6.63%, 02/01/30
(d)
.... 770 770,830
Visa, Inc.
1.90% , 04/15/27 .................. 1,218 1,173,751
0.75% , 08/15/27 .................. 1,005 942,696
2.75% , 09/15/27 .................. 1,156 1,124,700
2.05% , 04/15/30 .................. 1,637 1,483,065
1.10% , 02/15/31 .................. 1,215 1,029,845
4.15% , 12/14/35 .................. 1,814 1,714,098
2.70% , 04/15/40 .................. 1,090 813,803
4.30% , 12/14/45 .................. 3,582 3,081,866
3.65% , 09/15/47 .................. 778 600,678
2.00% , 08/15/50 .................. 1,905 1,021,436
Voya Financial, Inc.
5.00% , 09/20/34 .................. 305 297,551
5.70% , 07/15/43 .................. 516 501,100
4.80% , 06/15/46 .................. 255 221,294
4.70% , 01/23/48
(g)
................. 480 459,094
Walker & Dunlop, Inc., 6.63%, 04/01/33
(d)
... 125 127,487
Western Union Co. (The)
2.75% , 03/15/31 .................. 435 380,077
6.20% , 11/17/36
(c)
................. 695 700,619
WEX, Inc., 6.50%, 03/15/33
(d)
.......... 255 258,345
Woodside Finance Ltd.
3.70% , 09/15/26
(d)
................. 800 790,671
3.70% , 03/15/28
(c) (d)
................ 1,120 1,090,665
4.50% , 03/04/29
(d)
................. 1,353 1,334,144
5.10% , 09/12/34 .................. 980 949,168
6.00% , 05/19/35 .................. 1,040 1,062,164
5.70% , 09/12/54 .................. 860 781,424
Yieldking Investment Ltd., 2.80%, 08/18/26
(e)
. 600 584,239
239,473,307
Food Products — 0.6%
Adecoagro SA, 7.50%, 07/29/32
(d)
........ 500 500,718
Agrosuper SA, 4.60%, 01/20/32
(e)
........ 450 420,186
Alfa SAB de CV, 6.88%, 03/25/44
(e)
....... 400 425,326
Almarai Co. JSC, 5.23%, 07/25/33
(e)
...... 800 812,039
Amaggi Luxembourg International SARL,
5.25%, 01/28/28
(c) (e)
............... 800 781,950
Aragvi Finance International DAC, 11.13%,
11/20/29
(e)
..................... 275 276,159
Archer-Daniels-Midland Co.
2.50% , 08/11/26 .................. 873 856,589
Security
Par (000)
Par (000) Value
Food Products (continued)
3.25% , 03/27/30 .................. USD 1,428 $ 1,357,000
2.90% , 03/01/32 .................. 860 775,004
5.94% , 10/01/32 .................. 835 899,677
4.50% , 08/15/33 .................. 450 439,394
5.38% , 09/15/35 .................. 325 336,249
4.54% , 03/26/42 .................. 512 453,855
4.02% , 04/16/43 .................. 465 384,598
3.75% , 09/15/47 .................. 357 270,012
4.50% , 03/15/49 .................. 480 406,375
2.70% , 09/15/51 .................. 824 497,768
B&G Foods, Inc.
(c)
5.25% , 09/15/27 .................. 535 474,619
8.00% , 09/15/28
(d)
................. 805 752,876
Bimbo Bakeries USA, Inc.
(e)
6.05% , 01/15/29
(c)
................. 800 831,550
6.40% , 01/15/34 .................. 790 841,491
5.38% , 01/09/36 .................. 600 592,214
4.00% , 05/17/51 .................. 600 437,020
Blossom Joy Ltd., 2.20%, 10/21/30
(e)
...... 800 718,843
BRF SA
(e)
4.88% , 01/24/30 .................. 400 383,143
5.75% , 09/21/50 .................. 820 671,084
Bunge Ltd. Finance Corp.
2.00% , 04/21/26
(d)
................. 635 622,861
3.25% , 08/15/26 .................. 873 861,842
4.90% , 04/21/27
(d)
................. 335 337,011
3.75% , 09/25/27 .................. 800 790,090
4.10% , 01/07/28 .................. 650 644,670
4.20% , 09/17/29 .................. 380 374,652
4.55% , 08/04/30 .................. 350 349,262
3.20% , 04/21/31
(d)
................. 831 763,457
2.75% , 05/14/31 .................. 1,015 915,608
5.25% , 04/21/32
(d)
................. 335 337,806
4.65% , 09/17/34 .................. 670 646,407
5.15% , 08/04/35 .................. 350 348,764
Campbell's Co. (The)
5.20% , 03/19/27 .................. 515 520,813
4.15% , 03/15/28 .................. 1,325 1,316,054
5.20% , 03/21/29 .................. 680 693,241
2.38% , 04/24/30 .................. 275 247,689
5.40% , 03/21/34 .................. 460 464,606
4.75% , 03/23/35 .................. 735 702,574
4.80% , 03/15/48 .................. 765 659,727
3.13% , 04/24/50 .................. 498 319,023
5.25% , 10/13/54 .................. 375 337,581
Cargill, Inc.
(d)
3.63% , 04/22/27 .................. 405 400,496
4.63% , 02/11/28
(c)
................. 425 428,569
3.25% , 05/23/29 .................. 750 721,624
2.13% , 04/23/30 .................. 635 573,687
1.70% , 02/02/31 .................. 740 638,603
2.13% , 11/10/31 .................. 1,255 1,085,441
4.00% , 06/22/32 .................. 555 529,856
5.13% , 10/11/32 .................. 1,105 1,129,507
4.75% , 04/24/33
(c)
................. 340 338,214
5.13% , 02/11/35 .................. 350 351,936
4.76% , 11/23/45 .................. 515 460,961
3.88% , 05/23/49 .................. 405 308,525
3.13% , 05/25/51 .................. 809 530,911
4.38% , 04/22/52 .................. 575 473,300
China Mengniu Dairy Co. Ltd., 2.50%,
06/17/30
(e)
..................... 400 365,203
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(d) (h)
............ 677 706,187

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Chobani LLC
(d)
4.63% , 11/15/28 .................. USD 440 $ 431,936
7.63% , 07/01/29 .................. 530 551,825
Conagra Brands, Inc.
5.30% , 10/01/26 .................. 525 528,428
1.38% , 11/01/27 .................. 1,142 1,061,708
7.00% , 10/01/28 .................. 527 560,651
4.85% , 11/01/28 .................. 1,385 1,390,413
5.00% , 08/01/30 .................. 560 561,121
8.25% , 09/15/30 .................. 595 684,028
5.75% , 08/01/35 .................. 610 611,764
5.30% , 11/01/38 .................. 1,056 991,815
5.40% , 11/01/48 .................. 992 873,797
Danone SA, 2.95%, 11/02/26
(d)
.......... 1,645 1,613,427
Darling Ingredients, Inc.
(d)
5.25% , 04/15/27 .................. 492 491,224
6.00% , 06/15/30 .................. 985 991,100
Fiesta Purchaser, Inc.
(d)
7.88% , 03/01/31 .................. 510 538,886
9.63% , 09/15/32
(c)
................. 455 481,991
Flowers Foods, Inc.
3.50% , 10/01/26 .................. 455 448,442
2.40% , 03/15/31 .................. 779 678,821
6.20% , 03/15/55 .................. 40 39,062
General Mills, Inc.
4.70% , 01/30/27 .................. 550 551,811
3.20% , 02/10/27 .................. 517 507,683
4.20% , 04/17/28 .................. 1,563 1,555,932
5.50% , 10/17/28 .................. 735 758,100
4.88% , 01/30/30 .................. 650 658,121
2.88% , 04/15/30 .................. 753 698,268
2.25% , 10/14/31 .................. 655 569,315
4.95% , 03/29/33 .................. 536 534,287
5.25% , 01/30/35 .................. 570 569,673
5.40% , 06/15/40 .................. 260 252,575
4.15% , 02/15/43 .................. 601 488,031
4.70% , 04/17/48 .................. 185 158,330
3.00% , 02/01/51 .................. 808 511,877
Gruma SAB de CV, 5.39%, 12/09/34
(e)
..... 600 604,256
Grupo Bimbo SAB de CV
(e)
4.88% , 06/27/44 .................. 400 345,273
4.70% , 11/10/47 .................. 600 500,623
4.00% , 09/06/49
(c)
................. 600 440,898
Grupo Nutresa SA
(e)
8.00% , 05/12/30 .................. 800 843,350
9.00% , 05/12/35
(c)
................. 800 876,180
Hershey Co. (The)
2.30% , 08/15/26 .................. 468 458,406
4.55% , 02/24/28 .................. 175 176,695
4.25% , 05/04/28 .................. 725 727,677
2.45% , 11/15/29 .................. 684 634,343
4.75% , 02/24/30 .................. 475 481,875
1.70% , 06/01/30 .................. 465 409,977
4.95% , 02/24/32 .................. 495 503,568
4.50% , 05/04/33 .................. 470 464,865
5.10% , 02/24/35 .................. 515 521,582
3.38% , 08/15/46 .................. 110 79,313
3.13% , 11/15/49 .................. 550 369,294
2.65% , 06/01/50 .................. 405 243,255
Hormel Foods Corp.
4.80% , 03/30/27 .................. 575 578,996
1.70% , 06/03/28 .................. 777 724,670
1.80% , 06/11/30 .................. 900 796,827
3.05% , 06/03/51 .................. 841 546,572
Security
Par (000)
Par (000) Value
Food Products (continued)
Indofood CBP Sukses Makmur Tbk. PT
(e)
3.40% , 06/09/31 .................. USD 1,200 $ 1,110,477
3.54% , 04/27/32 .................. 400 368,729
4.75% , 06/09/51 .................. 800 673,664
4.81% , 04/27/52 .................. 400 338,499
Ingredion, Inc.
3.20% , 10/01/26 .................. 512 503,691
2.90% , 06/01/30 .................. 1,144 1,056,179
3.90% , 06/01/50 .................. 490 354,013
IOI Investment L Bhd., 3.38%, 11/02/31
(e)
... 200 181,433
J M Smucker Co. (The)
3.38% , 12/15/27 .................. 917 897,747
5.90% , 11/15/28 .................. 990 1,034,493
2.38% , 03/15/30 .................. 510 463,816
2.13% , 03/15/32 .................. 685 577,651
6.20% , 11/15/33 .................. 1,030 1,100,905
4.25% , 03/15/35 .................. 605 560,979
6.50% , 11/15/43 .................. 735 782,196
4.38% , 03/15/45 .................. 869 714,394
6.50% , 11/15/53
(c)
................. 730 779,410
JBS USA Holding Lux Sarl
(d)
5.50% , 01/15/36 .................. 830 826,937
6.25% , 03/01/56 .................. 705 696,771
6.38% , 04/15/66 .................. 685 677,070
JBS USA Holding Lux SARL
3.00% , 02/02/29 .................. 335 317,868
3.75% , 12/01/31 .................. 618 573,977
3.63% , 01/15/32 .................. 1,101 1,008,112
3.00% , 05/15/32 .................. 740 646,968
5.75% , 04/01/33 .................. 1,669 1,710,721
6.75% , 03/15/34 .................. 1,561 1,696,998
4.38% , 02/02/52 .................. 935 709,086
6.50% , 12/01/52 .................. 1,645 1,679,683
JBS USA Holding LUX SARL, 7.25%, 11/15/53 925 1,022,275
JBS USA LUX SARL
(d)
5.95% , 04/20/35 .................. 765 789,336
6.38% , 02/25/55 .................. 420 421,892
JDE Peet's NV
(d)
1.38% , 01/15/27 .................. 820 779,717
2.25% , 09/24/31 .................. 765 653,143
Kellanova
3.40% , 11/15/27 .................. 1,045 1,023,187
4.30% , 05/15/28 .................. 725 726,483
2.10% , 06/01/30 .................. 830 742,055
Series B , 7.45% , 04/01/31 ............ 807 918,513
5.25% , 03/01/33 .................. 415 423,044
4.50% , 04/01/46 .................. 605 517,018
5.75% , 05/16/54 .................. 340 333,104
Kraft Heinz Foods Co.
3.88% , 05/15/27 .................. 1,355 1,338,416
4.63% , 01/30/29 .................. 612 612,672
3.75% , 04/01/30 .................. 925 884,301
4.25% , 03/01/31 .................. 752 728,337
5.20% , 03/15/32 .................. 375 377,550
6.75% , 03/15/32 .................. 425 463,089
5.40% , 03/15/35 .................. 475 473,106
5.00% , 07/15/35 .................. 765 739,886
6.88% , 01/26/39 .................. 775 835,021
7.13% , 08/01/39
(d)
................. 770 847,050
4.63% , 10/01/39 .................. 375 328,290
6.50% , 02/09/40 .................. 590 613,320
5.00% , 06/04/42 .................. 1,490 1,328,368
5.20% , 07/15/45 .................. 1,540 1,367,344
4.38% , 06/01/46 .................. 2,677 2,127,458
4.88% , 10/01/49 .................. 1,385 1,156,942

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
5.50% , 06/01/50 .................. USD 720 $ 650,984
Lamb Weston Holdings, Inc.
(d)
4.88% , 05/15/28 .................. 540 534,657
4.13% , 01/31/30 .................. 930 883,701
4.38% , 01/31/32 .................. 674 629,444
Land O'Lakes Capital Trust I, 7.45%,
03/15/28
(c) (d)
.................... 215 216,864
MARB BondCo plc, 3.95%, 01/29/31
(e)
..... 1,000 887,131
Mars, Inc.
(d)
4.45% , 03/01/27 .................. 1,040 1,041,492
4.60% , 03/01/28 .................. 1,615 1,623,942
4.55% , 04/20/28 .................. 930 934,979
4.80% , 03/01/30 .................. 2,980 3,009,218
3.20% , 04/01/30 .................. 1,019 962,547
4.65% , 04/20/31 .................. 970 974,155
5.00% , 03/01/32 .................. 1,335 1,347,147
1.63% , 07/16/32 .................. 935 770,822
4.75% , 04/20/33 .................. 1,170 1,157,743
3.60% , 04/01/34 .................. 607 545,291
5.20% , 03/01/35 .................. 4,905 4,928,419
3.88% , 04/01/39 .................. 605 518,509
2.38% , 07/16/40 .................. 975 673,935
3.95% , 04/01/44
(c)
................. 310 251,699
5.65% , 05/01/45 .................. 2,895 2,875,881
3.95% , 04/01/49 .................. 910 709,682
2.45% , 07/16/50 .................. 270 154,210
4.13% , 04/01/54 .................. 525 406,416
5.70% , 05/01/55 .................. 4,700 4,647,325
4.20% , 04/01/59 .................. 627 475,098
5.80% , 05/01/65 .................. 180 178,362
McCormick & Co., Inc.
3.40% , 08/15/27 .................. 1,253 1,229,778
2.50% , 04/15/30 .................. 745 680,701
1.85% , 02/15/31 .................. 602 519,431
4.95% , 04/15/33 .................. 505 505,784
4.70% , 10/15/34 .................. 515 496,354
4.20% , 08/15/47 .................. 370 293,823
Mead Johnson Nutrition Co.
5.90% , 11/01/39 .................. 323 334,014
4.60% , 06/01/44 .................. 495 432,105
Minerva Luxembourg SA
(e)
4.38% , 03/18/31
(c)
................. 1,200 1,074,376
8.88% , 09/13/33 .................. 1,000 1,089,026
Mondelez International Holdings Netherlands
BV, 1.25%, 09/24/26
(d)
............. 343 330,356
Mondelez International, Inc.
2.63% , 03/17/27 .................. 680 661,122
4.25% , 05/06/28 .................. 250 249,210
4.13% , 05/07/28 .................. 470 467,648
4.75% , 02/20/29 .................. 675 684,172
2.75% , 04/13/30 .................. 938 867,178
4.50% , 05/06/30 .................. 250 248,853
1.50% , 02/04/31 .................. 810 690,058
3.00% , 03/17/32 .................. 200 180,013
1.88% , 10/15/32
(c)
................. 673 563,318
4.75% , 08/28/34 .................. 610 599,914
5.13% , 05/06/35
(c)
................. 250 250,219
2.63% , 09/04/50 .................. 1,213 714,479
Nestle Capital Corp.
(d)
4.65% , 03/12/29 .................. 460 466,959
4.75% , 03/12/31 .................. 275 278,421
5.10% , 03/12/54 .................. 150 141,160
Nestle Holdings, Inc.
(d)
1.15% , 01/14/27 .................. 1,115 1,067,451
1.00% , 09/15/27 .................. 1,080 1,011,380
Security
Par (000)
Par (000) Value
Food Products (continued)
4.13% , 10/01/27 .................. USD 1,065 $ 1,064,587
5.00% , 03/14/28 .................. 1,035 1,055,170
5.00% , 09/12/28 .................. 361 369,042
1.50% , 09/14/28 .................. 930 858,329
3.63% , 09/24/28 .................. 1,385 1,362,989
4.25% , 10/01/29 .................. 950 949,620
4.95% , 03/14/30 .................. 790 807,534
5.00% , 09/12/30 .................. 875 896,005
1.25% , 09/15/30 .................. 890 767,603
1.88% , 09/14/31 .................. 870 752,612
4.30% , 10/01/32 .................. 1,530 1,509,640
4.85% , 03/14/33 .................. 715 722,460
5.00% , 09/12/33 .................. 980 1,004,772
3.90% , 09/24/38 .................. 1,480 1,307,204
2.50% , 09/14/41 .................. 520 357,762
4.00% , 09/24/48 .................. 1,310 1,052,191
2.63% , 09/14/51
(c)
................. 1,225 746,350
4.70% , 01/15/53 .................. 1,060 938,454
Pilgrim's Pride Corp.
4.25% , 04/15/31 .................. 1,383 1,321,764
3.50% , 03/01/32 .................. 950 852,714
6.25% , 07/01/33 .................. 1,090 1,145,135
6.88% , 05/15/34 .................. 570 623,086
Post Holdings, Inc.
(d)
5.50% , 12/15/29 .................. 1,235 1,224,526
4.63% , 04/15/30 .................. 1,320 1,260,916
4.50% , 09/15/31 .................. 965 892,425
6.25% , 02/15/32 .................. 1,035 1,054,501
6.38% , 03/01/33 .................. 1,100 1,102,197
6.25% , 10/15/34 .................. 605 605,639
Sigma Finance Netherlands BV, 4.88%,
03/27/28
(e)
..................... 400 399,529
Simmons Foods, Inc., 4.63%, 03/01/29
(d)
... 860 813,981
Smithfield Foods, Inc.
(d)
4.25% , 02/01/27 .................. 846 835,944
5.20% , 04/01/29 .................. 444 445,803
3.00% , 10/15/30 .................. 673 613,231
2.63% , 09/13/31
(c)
................. 565 487,307
TreeHouse Foods, Inc., 4.00%, 09/01/28
(c)
... 490 450,911
Tyson Foods, Inc.
3.55% , 06/02/27 .................. 1,189 1,168,220
4.35% , 03/01/29 .................. 1,243 1,233,252
5.40% , 03/15/29 .................. 860 882,701
5.70% , 03/15/34 .................. 630 650,605
4.88% , 08/15/34 .................. 724 705,717
5.15% , 08/15/44 .................. 505 456,672
4.55% , 06/02/47 .................. 1,047 867,646
5.10% , 09/28/48 .................. 1,331 1,187,120
Ulker Biskuvi Sanayi A/S, 7.88%, 07/08/31
(e)
. 600 622,909
Unilever Capital Corp.
2.90% , 05/05/27 .................. 925 905,202
4.25% , 08/12/27 .................. 360 360,533
3.50% , 03/22/28 .................. 1,335 1,312,811
4.88% , 09/08/28 .................. 770 784,270
2.13% , 09/06/29 .................. 1,040 955,674
1.38% , 09/14/30 .................. 825 716,091
1.75% , 08/12/31 .................. 680 587,117
5.90% , 11/15/32 .................. 1,054 1,142,212
5.00% , 12/08/33 .................. 830 846,596
4.63% , 08/12/34 .................. 1,080 1,064,923
2.63% , 08/12/51 .................. 650 390,253
Viking Baked Goods Acquisition Corp., 8.63%,
11/01/31
(d)
..................... 975 956,162
210,744,393

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities — 0.2%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(d) (g)
............... USD 900 $ 905,723
AmeriGas Partners LP
5.75% , 05/20/27 .................. 530 526,870
9.38% , 06/01/28
(d)
................. 455 468,487
9.50% , 06/01/30
(d)
................. 440 461,976
Atmos Energy Corp.
3.00% , 06/15/27 .................. 330 322,637
2.63% , 09/15/29 .................. 600 560,112
1.50% , 01/15/31 .................. 1,160 990,032
5.45% , 10/15/32 .................. 170 176,954
5.90% , 11/15/33 .................. 635 679,160
5.20% , 08/15/35 .................. 370 372,315
5.50% , 06/15/41 .................. 213 213,205
4.15% , 01/15/43 .................. 368 307,032
4.13% , 10/15/44 .................. 983 811,144
4.30% , 10/01/48 .................. 813 669,102
4.13% , 03/15/49 .................. 725 573,798
3.38% , 09/15/49 .................. 711 491,298
2.85% , 02/15/52 .................. 570 348,166
5.75% , 10/15/52 .................. 445 445,560
6.20% , 11/15/53 .................. 450 482,965
5.00% , 12/15/54 .................. 470 425,159
Boston Gas Co.
(d)
3.15% , 08/01/27 .................. 1,050 1,021,484
3.00% , 08/01/29 .................. 470 442,737
3.76% , 03/16/32 .................. 435 402,249
5.84% , 01/10/35 .................. 35 36,432
4.49% , 02/15/42 .................. 389 324,046
6.12% , 07/20/53 .................. 480 477,295
Brooklyn Union Gas Co. (The)
(d)
4.63% , 08/05/27 .................. 545 544,476
3.87% , 03/04/29 .................. 610 591,992
4.87% , 08/05/32 .................. 350 338,492
6.39% , 09/15/33 .................. 535 567,386
4.50% , 03/10/46 .................. 338 273,308
4.27% , 03/15/48 .................. 755 585,767
4.49% , 03/04/49 .................. 421 328,984
6.42% , 07/18/54 .................. 480 495,962
CenterPoint Energy Resources Corp.
5.25% , 03/01/28 .................. 1,190 1,216,354
4.00% , 04/01/28 .................. 295 291,801
1.75% , 10/01/30 .................. 735 639,979
4.40% , 07/01/32 .................. 310 301,644
5.40% , 03/01/33 .................. 353 359,767
5.40% , 07/01/34 .................. 160 162,550
5.85% , 01/15/41 .................. 300 300,034
East Ohio Gas Co. (The)
(d)
2.00% , 06/15/30 .................. 1,405 1,241,404
3.00% , 06/15/50 .................. 830 515,002
ENN Energy Holdings Ltd.
(e)
4.63% , 05/17/27 .................. 800 797,753
2.63% , 09/17/30 .................. 600 544,060
Ferrellgas LP, 5.88%, 04/01/29
(d)
........ 835 771,079
Infraestructura Energetica Nova SAPI de CV
(e)
4.88% , 01/14/48 .................. 410 310,280
4.75% , 01/15/51 .................. 1,000 734,225
KeySpan Gas East Corp.
(d)
2.74% , 08/15/26 .................. 355 346,967
5.99% , 03/06/33 .................. 525 544,092
5.82% , 04/01/41 .................. 500 483,432
3.59% , 01/18/52 .................. 555 363,977
Nakilat, Inc., 6.07%, 12/31/33
(d)
......... 737 776,416
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
National Fuel Gas Co.
5.50% , 10/01/26 .................. USD 411 $ 414,222
3.95% , 09/15/27 .................. 492 482,522
4.75% , 09/01/28 .................. 440 438,276
5.50% , 03/15/30 .................. 355 364,122
2.95% , 03/01/31 .................. 430 383,368
5.95% , 03/15/35 .................. 245 250,562
ONE Gas, Inc.
5.10% , 04/01/29 .................. 520 532,057
2.00% , 05/15/30 .................. 245 219,026
4.25% , 09/01/32 .................. 270 260,218
4.66% , 02/01/44 .................. 315 274,930
4.50% , 11/01/48 .................. 400 332,075
Piedmont Natural Gas Co., Inc.
3.50% , 06/01/29 .................. 709 684,315
2.50% , 03/15/31 .................. 335 297,497
5.40% , 06/15/33 .................. 305 311,745
5.10% , 02/15/35 .................. 275 275,570
4.65% , 08/01/43 .................. 230 200,580
3.64% , 11/01/46 .................. 389 280,128
3.35% , 06/01/50 .................. 582 387,467
5.05% , 05/15/52 .................. 437 384,129
Promigas SA ESP, 3.75%, 10/16/29
(e)
...... 400 373,173
SGSP Australia Assets Pty. Ltd., 3.50%,
07/07/27
(e)
..................... 200 195,824
Snam SpA
(d)
5.00% , 05/28/30 .................. 600 603,482
5.75% , 05/28/35 .................. 600 614,680
6.50% , 05/28/55 .................. 360 374,282
South Jersey Industries, Inc., 5.02%, 04/15/31 285 233,123
Southern California Gas Co.
2.95% , 04/15/27 .................. 720 703,206
Series XX , 2.55% , 02/01/30 ........... 655 601,254
5.20% , 06/01/33 .................. 480 486,799
5.05% , 09/01/34 .................. 525 525,420
5.45% , 06/15/35 .................. 800 815,781
5.13% , 11/15/40 .................. 380 358,088
3.75% , 09/15/42 .................. 428 332,444
Series UU , 4.13% , 06/01/48 .......... 465 361,578
Series VV , 4.30% , 01/15/49 ........... 603 482,260
Series WW , 3.95% , 02/15/50 .......... 378 282,798
6.35% , 11/15/52 .................. 600 641,553
5.75% , 06/01/53 .................. 540 530,174
5.60% , 04/01/54 .................. 550 537,202
6.00% , 06/15/55 .................. 1,040 1,058,118
Southern Natural Gas Co. LLC
(d)
5.45% , 08/01/35 .................. 135 135,204
4.80% , 03/15/47 .................. 662 562,807
Southwest Gas Corp.
5.80% , 12/01/27 .................. 445 456,946
5.45% , 03/23/28 .................. 200 204,480
3.70% , 04/01/28 .................. 390 381,225
2.20% , 06/15/30 .................. 412 368,903
4.05% , 03/15/32 .................. 465 440,285
3.80% , 09/29/46 .................. 240 175,891
4.15% , 06/01/49 .................. 248 189,428
3.18% , 08/15/51 .................. 590 386,021
Spire Missouri, Inc.
4.80% , 02/15/33 .................. 100 99,381
Series 2034 , 5.15% , 08/15/34 ......... 375 380,510
3.30% , 06/01/51 .................. 150 100,195
Suburban Propane Partners LP
5.88% , 03/01/27 .................. 370 368,660
5.00% , 06/01/31
(d)
................. 635 596,474
Superior Plus LP, 4.50%, 03/15/29
(d)
...... 580 553,099

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
Talent Yield International Ltd., 3.13%,
05/06/31
(e)
..................... USD 600 $ 553,549
Washington Gas Light Co.
Series K , 3.80% , 09/15/46 ............ 427 318,510
3.65% , 09/15/49 .................. 793 563,715
51,082,452
Ground Transportation — 0.5%
Albion Financing 1 SARL, 7.00%, 05/21/30
(d)
. 810 834,019
Ashtead Capital, Inc.
(d)
1.50% , 08/12/26 .................. 756 731,743
4.38% , 08/15/27 .................. 905 897,707
4.00% , 05/01/28 .................. 570 558,912
4.25% , 11/01/29 .................. 985 961,851
2.45% , 08/12/31 .................. 780 674,551
5.50% , 08/11/32 .................. 345 348,923
5.55% , 05/30/33 .................. 650 656,544
5.95% , 10/15/33 .................. 320 332,192
5.80% , 04/15/34 .................. 770 789,932
Avis Budget Car Rental LLC
(d)
5.75% , 07/15/27 .................. 692 688,186
4.75% , 04/01/28 .................. 495 476,602
5.38% , 03/01/29
(c)
................. 625 601,492
8.25% , 01/15/30
(c)
................. 725 746,585
8.00% , 02/15/31 .................. 500 510,462
8.38% , 06/15/32 .................. 360 371,308
Beacon Mobility Corp., 7.25%, 08/01/30
(d)
... 360 366,781
Brightline East LLC, 11.00%, 01/31/30
(c) (d)
... 1,045 682,862
Burlington Northern Santa Fe LLC
3.25% , 06/15/27 .................. 1,006 988,914
6.20% , 08/15/36 .................. 323 351,780
6.15% , 05/01/37 .................. 835 906,561
5.75% , 05/01/40 .................. 745 771,551
5.05% , 03/01/41 .................. 578 549,347
5.40% , 06/01/41 .................. 485 479,279
4.95% , 09/15/41 .................. 375 351,712
4.40% , 03/15/42 .................. 600 524,661
4.38% , 09/01/42 .................. 575 498,320
4.45% , 03/15/43 .................. 745 650,203
5.15% , 09/01/43 .................. 570 544,305
4.90% , 04/01/44 .................. 840 778,708
4.55% , 09/01/44 .................. 753 661,194
4.15% , 04/01/45 .................. 1,030 851,018
4.70% , 09/01/45 .................. 656 586,483
3.90% , 08/01/46 .................. 842 665,895
4.13% , 06/15/47 .................. 753 612,425
4.05% , 06/15/48 .................. 831 664,923
4.15% , 12/15/48 .................. 678 548,628
3.55% , 02/15/50 .................. 888 644,313
3.05% , 02/15/51 .................. 595 389,151
3.30% , 09/15/51 .................. 1,010 690,902
2.88% , 06/15/52 .................. 510 317,032
4.45% , 01/15/53 .................. 950 789,316
5.20% , 04/15/54 .................. 1,445 1,349,874
5.50% , 03/15/55 .................. 1,240 1,209,848
5.80% , 03/15/56 .................. 850 864,347
Canadian National Railway Co.
6.90% , 07/15/28 .................. 573 613,354
3.85% , 08/05/32 .................. 645 610,556
5.85% , 11/01/33 .................. 150 160,822
6.25% , 08/01/34 .................. 536 588,316
4.38% , 09/18/34 .................. 540 517,989
6.20% , 06/01/36 .................. 565 620,589
6.38% , 11/15/37 .................. 400 443,166
3.20% , 08/02/46 .................. 723 511,534
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
3.65% , 02/03/48 .................. USD 674 $ 509,549
4.45% , 01/20/49 .................. 777 664,776
2.45% , 05/01/50 .................. 680 397,843
4.40% , 08/05/52 .................. 770 646,143
6.13% , 11/01/53 .................. 150 161,473
Canadian Pacific Railway Co.
1.75% , 12/02/26 .................. 785 757,779
4.00% , 06/01/28 .................. 615 609,052
2.88% , 11/15/29 .................. 453 423,781
2.05% , 03/05/30 .................. 660 592,421
4.80% , 03/30/30 .................. 600 607,556
7.13% , 10/15/31 .................. 473 532,041
2.45% , 12/02/31 .................. 1,475 1,290,856
5.20% , 03/30/35
(c)
................. 600 606,040
4.80% , 09/15/35 .................. 375 363,342
5.95% , 05/15/37 .................. 570 601,782
3.00% , 12/02/41 .................. 997 721,650
4.30% , 05/15/43 .................. 443 375,722
4.80% , 08/01/45 .................. 547 487,504
4.95% , 08/15/45 .................. 625 566,902
4.70% , 05/01/48 .................. 520 455,801
3.50% , 05/01/50 .................. 525 372,673
3.10% , 12/02/51 .................. 1,730 1,127,312
4.20% , 11/15/69 .................. 394 294,767
6.13% , 09/15/2115 ................ 873 886,122
Carriage Purchaser, Inc., 7.88%, 10/15/29
(c) (d)
. 335 309,880
Central Japan Railway Co., 4.25%, 11/24/45
(d)
467 381,845
Clue Opco LLC, 9.50%, 10/15/31
(c) (d)
...... 720 763,505
CSX Corp.
2.60% , 11/01/26 .................. 595 582,500
3.25% , 06/01/27 .................. 934 916,269
3.80% , 03/01/28 .................. 962 950,700
4.25% , 03/15/29 .................. 1,343 1,338,139
2.40% , 02/15/30 .................. 567 521,931
4.10% , 11/15/32 .................. 1,115 1,075,500
5.20% , 11/15/33 .................. 545 561,095
5.05% , 06/15/35 .................. 600 599,127
6.00% , 10/01/36 .................. 610 649,668
6.15% , 05/01/37 .................. 647 696,442
6.22% , 04/30/40 .................. 705 757,862
5.50% , 04/15/41 .................. 335 333,278
4.75% , 05/30/42 .................. 609 554,418
4.40% , 03/01/43 .................. 363 313,585
4.10% , 03/15/44 .................. 930 765,855
3.80% , 11/01/46 .................. 848 654,567
4.30% , 03/01/48 .................. 911 751,113
4.75% , 11/15/48 .................. 748 657,380
4.50% , 03/15/49 .................. 397 334,207
3.35% , 09/15/49 .................. 658 455,965
3.80% , 04/15/50 .................. 450 337,722
3.95% , 05/01/50 .................. 600 463,054
2.50% , 05/15/51 .................. 615 352,170
4.50% , 11/15/52 .................. 1,013 846,535
4.50% , 08/01/54 .................. 340 281,507
4.90% , 03/15/55
(c)
................. 190 168,199
4.25% , 11/01/66 .................. 650 494,529
4.65% , 03/01/68 .................. 382 309,369
DAE Funding LLC, 3.38%, 03/20/28
(e)
..... 600 576,233
Dcli Bidco LLC, 7.75%, 11/15/29
(d)
........ 515 525,332
Empresa de Transporte de Pasajeros Metro
SA
(e)
3.65% , 05/07/30 .................. 400 383,978
5.00% , 01/25/47 .................. 600 515,500
4.70% , 05/07/50 .................. 1,000 807,306
3.69% , 09/13/61 .................. 600 387,380

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
ENA Master Trust, 4.00%, 05/19/48
(e)
...... USD 400 $ 286,453
EquipmentShare.com, Inc.
(d)
9.00% , 05/15/28 .................. 1,005 1,059,540
8.63% , 05/15/32 .................. 625 665,070
8.00% , 03/15/33 .................. 475 496,004
ERAC USA Finance LLC
(d)
3.30% , 12/01/26 .................. 973 958,612
4.60% , 05/01/28 .................. 855 862,164
5.00% , 02/15/29 .................. 675 687,445
4.90% , 05/01/33 .................. 960 957,684
6.70% , 06/01/34 .................. 210 234,201
5.20% , 10/30/34 .................. 655 663,275
7.00% , 10/15/37 .................. 960 1,099,228
5.63% , 03/15/42 .................. 629 624,442
4.50% , 02/15/45 .................. 676 581,575
4.20% , 11/01/46 .................. 475 388,752
5.40% , 05/01/53 .................. 1,010 970,921
Federal Express Corp. Pass-Through Trust,
Series 2020-1, Class AA, 1.88%, 02/20/34 . 980 842,412
First Student Bidco, Inc., 4.00%, 07/31/29
(d)
.. 811 765,465
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(d)
705 713,426
Georgian Railway JSC, 4.00%, 06/17/28
(e)
... 600 550,928
Guangzhou Metro Investment Finance BVI Ltd.,
2.31%, 09/17/30
(e)
................ 200 177,346
Hertz Corp. (The)
(c)(d)
4.63% , 12/01/26 .................. 492 444,937
12.63% , 07/15/29 ................. 1,190 1,243,879
5.00% , 12/01/29 .................. 1,010 711,884
Lima Metro Line 2 Finance Ltd.
(e)
5.88% , 07/05/34 .................. 428 436,054
4.35% , 04/05/36
(c)
................. 623 588,322
Movida Europe SA, 7.85%, 04/11/29
(e)
..... 400 378,870
MTR Corp. CI Ltd., 2.50%, 11/02/26
(e)
..... 510 499,029
NESCO Holdings II, Inc., 5.50%, 04/15/29
(d)
.. 945 921,270
Norfolk Southern Corp.
7.80% , 05/15/27 .................. 460 486,841
3.15% , 06/01/27 .................. 515 503,758
3.80% , 08/01/28 .................. 763 752,011
2.55% , 11/01/29 .................. 410 380,699
5.05% , 08/01/30 .................. 604 620,378
2.30% , 05/15/31 .................. 772 684,210
3.00% , 03/15/32 .................. 535 483,387
4.45% , 03/01/33 .................. 515 502,687
5.55% , 03/15/34 .................. 485 504,765
5.10% , 05/01/35 .................. 500 502,221
4.84% , 10/01/41 .................. 640 586,808
3.95% , 10/01/42 .................. 535 434,500
4.45% , 06/15/45 .................. 540 461,212
4.65% , 01/15/46 .................. 606 531,320
3.94% , 11/01/47 .................. 778 606,928
4.15% , 02/28/48 .................. 735 587,254
4.10% , 05/15/49 .................. 433 339,993
3.40% , 11/01/49 .................. 490 341,190
3.05% , 05/15/50 .................. 764 498,078
2.90% , 08/25/51 .................. 540 337,691
4.05% , 08/15/52 .................. 798 619,752
3.70% , 03/15/53 .................. 495 357,658
4.55% , 06/01/53 .................. 580 487,419
5.35% , 08/01/54
(c)
................. 940 894,051
3.16% , 05/15/55 .................. 767 487,338
5.95% , 03/15/64 .................. 515 524,596
5.10% , 08/01/2118 ................ 385 324,057
4.10% , 05/15/2121 ................ 580 399,826
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28
(e)
..................... 400 389,179
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Penske Truck Leasing Co. LP
(d)
3.40% , 11/15/26 .................. USD 797 $ 783,963
5.35% , 01/12/27 .................. 700 705,754
4.20% , 04/01/27 .................. 395 392,009
4.40% , 07/01/27 .................. 780 776,960
5.88% , 11/15/27 .................. 250 256,539
5.70% , 02/01/28 .................. 795 814,577
5.55% , 05/01/28 .................. 910 931,282
6.05% , 08/01/28 .................. 1,030 1,069,981
5.35% , 03/30/29 .................. 285 291,390
5.25% , 07/01/29 .................. 925 943,395
3.35% , 11/01/29 .................. 241 228,734
5.25% , 02/01/30 .................. 410 418,314
6.20% , 06/15/30 .................. 410 434,985
Rumo Luxembourg SARL
(e)
5.25% , 01/10/28
(c)
................. 400 397,469
4.20% , 01/18/32 .................. 600 545,884
RXO, Inc., 7.50%, 11/15/27
(d)
........... 390 398,044
Ryder System, Inc.
1.75% , 09/01/26 .................. 585 567,552
2.90% , 12/01/26 .................. 713 696,720
2.85% , 03/01/27 .................. 210 204,552
5.30% , 03/15/27 .................. 420 424,704
4.30% , 06/15/27 .................. 480 478,611
5.65% , 03/01/28 .................. 450 463,400
5.25% , 06/01/28 .................. 530 541,594
6.30% , 12/01/28 .................. 685 723,523
5.38% , 03/15/29 .................. 380 389,811
5.50% , 06/01/29 .................. 230 237,540
4.95% , 09/01/29 .................. 205 207,673
4.90% , 12/01/29 .................. 190 192,174
5.00% , 03/15/30 .................. 235 237,997
4.85% , 06/15/30
(c)
................. 350 352,053
6.60% , 12/01/33 .................. 450 495,058
Sats Treasury Pte. Ltd., 4.83%, 01/23/29
(e)
.. 400 405,405
SF Holding Investment 2021 Ltd.
(e)
2.38% , 11/17/26 .................. 600 583,943
3.00% , 11/17/28 .................. 200 190,484
3.13% , 11/17/31 .................. 800 739,474
SF Holding Investment Ltd., 2.88%, 02/20/30
(e)
500 466,353
Simpar Europe SA, 5.20%, 01/26/31
(c) (e)
.... 600 480,489
SMBC Aviation Capital Finance DAC
(d)
1.90% , 10/15/26 .................. 820 792,673
5.45% , 05/03/28 .................. 450 458,037
2.30% , 06/15/28 .................. 440 411,763
5.30% , 04/03/29 .................. 715 728,351
5.10% , 04/01/30 .................. 200 202,258
5.70% , 07/25/33 .................. 1,065 1,090,513
5.55% , 04/03/34 .................. 1,015 1,022,290
Star Leasing Co. LLC, 7.63%, 02/15/30
(d)
... 655 646,423
Transnet SOC Ltd., 8.25%, 02/06/28
(e)
..... 1,000 1,040,927
Triton Container International Ltd.
3.15% , 06/15/31
(d)
................. 585 507,056
3.25% , 03/15/32 .................. 600 526,078
Uber Technologies, Inc.
7.50% , 09/15/27
(c) (d)
................ 601 603,256
6.25% , 01/15/28
(d)
................. 585 586,660
4.50% , 08/15/29
(d)
................. 2,032 2,014,494
4.30% , 01/15/30 .................. 1,255 1,245,097
4.80% , 09/15/34 .................. 1,400 1,374,784
5.35% , 09/15/54 .................. 1,255 1,170,744
Union Pacific Corp.
2.15% , 02/05/27 .................. 1,083 1,049,177
3.00% , 04/15/27 .................. 505 494,142
3.95% , 09/10/28 .................. 1,360 1,348,164

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
6.63% , 02/01/29 .................. USD 680 $ 730,696
3.70% , 03/01/29 .................. 999 978,992
2.40% , 02/05/30 .................. 857 787,470
2.38% , 05/20/31 .................. 1,135 1,015,056
2.80% , 02/14/32 .................. 1,140 1,024,871
4.50% , 01/20/33 .................. 680 671,159
3.38% , 02/01/35 .................. 815 720,211
5.10% , 02/20/35 .................. 830 838,375
2.89% , 04/06/36 .................. 565 463,776
3.60% , 09/15/37 .................. 413 355,844
3.55% , 08/15/39 .................. 475 394,416
3.20% , 05/20/41 .................. 752 571,730
3.38% , 02/14/42 .................. 530 407,032
4.05% , 11/15/45 .................. 560 450,479
4.05% , 03/01/46 .................. 445 356,854
3.35% , 08/15/46 .................. 185 132,267
4.00% , 04/15/47 .................. 585 461,962
4.50% , 09/10/48 .................. 482 406,523
4.30% , 03/01/49 .................. 640 522,972
3.25% , 02/05/50 .................. 1,836 1,251,037
3.80% , 10/01/51 .................. 1,055 786,975
2.95% , 03/10/52 .................. 900 567,164
4.95% , 09/09/52 .................. 605 548,773
3.50% , 02/14/53 .................. 1,316 922,451
4.95% , 05/15/53 .................. 535 481,300
5.60% , 12/01/54 .................. 790 782,197
3.88% , 02/01/55 .................. 596 447,159
3.95% , 08/15/59 .................. 580 424,327
3.84% , 03/20/60 .................. 1,855 1,328,633
3.55% , 05/20/61 .................. 440 292,510
2.97% , 09/16/62 .................. 1,204 693,954
5.15% , 01/20/63 .................. 470 424,955
4.10% , 09/15/67 .................. 569 416,951
3.75% , 02/05/70 .................. 748 504,247
3.80% , 04/06/71 .................. 619 419,644
3.85% , 02/14/72 .................. 390 267,073
Vortex Opco LLC, 8.00%, 04/30/30
(d)
...... 149 15,645
Watco Cos. LLC, 7.13%, 08/01/32
(d)
...... 695 720,601
Xin Yue Co. Ltd., 2.36%, 01/25/27
(e)
....... 200 192,003
XPO CNW, Inc., 6.70%, 05/01/34 ........ 300 313,689
XPO, Inc.
(d)
6.25% , 06/01/28 .................. 915 929,896
7.13% , 06/01/31 .................. 457 473,060
7.13% , 02/01/32 .................. 615 640,257
163,319,658
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
3.75% , 11/30/26 .................. 2,303 2,289,750
1.15% , 01/30/28 .................. 1,388 1,294,339
1.40% , 06/30/30 .................. 703 615,838
4.75% , 11/30/36 .................. 1,096 1,078,150
6.15% , 11/30/37 .................. 903 995,633
6.00% , 04/01/39 .................. 560 608,591
5.30% , 05/27/40 .................. 783 790,808
4.75% , 04/15/43 .................. 775 724,720
4.90% , 11/30/46 .................. 2,931 2,731,821
Alcon Finance Corp.
(d)
2.75% , 09/23/26 .................. 588 574,764
3.00% , 09/23/29 .................. 1,230 1,158,832
2.60% , 05/27/30 .................. 1,030 944,478
5.38% , 12/06/32 .................. 895 919,060
3.80% , 09/23/49 .................. 475 351,148
5.75% , 12/06/52 .................. 550 547,249
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Avantor Funding, Inc.
(d)
4.63% , 07/15/28 .................. USD 1,573 $ 1,537,755
3.88% , 11/01/29 .................. 787 741,194
Bausch + Lomb Corp., 8.38%, 10/01/28
(d)
... 1,366 1,427,693
Baxter International, Inc.
2.60% , 08/15/26 .................. 730 715,596
1.92% , 02/01/27 .................. 1,480 1,424,036
2.27% , 12/01/28 .................. 1,145 1,063,885
3.95% , 04/01/30 .................. 680 661,041
1.73% , 04/01/31 .................. 665 565,820
2.54% , 02/01/32 .................. 1,200 1,043,864
3.50% , 08/15/46 .................. 646 456,094
3.13% , 12/01/51 .................. 665 418,909
Becton Dickinson & Co.
3.70% , 06/06/27 .................. 1,961 1,937,442
4.69% , 02/13/28 .................. 1,010 1,017,998
4.87% , 02/08/29 .................. 400 404,755
5.08% , 06/07/29 .................. 585 595,726
2.82% , 05/20/30 .................. 975 900,432
1.96% , 02/11/31 .................. 1,250 1,083,393
4.30% , 08/22/32 .................. 580 560,397
5.11% , 02/08/34 .................. 175 175,276
4.69% , 12/15/44 .................. 744 646,303
4.67% , 06/06/47 .................. 1,750 1,501,172
3.79% , 05/20/50 .................. 645 476,500
Boston Scientific Corp.
4.00% , 03/01/28 .................. 1,066 1,060,896
2.65% , 06/01/30 .................. 1,455 1,341,154
6.50% , 11/15/35 .................. 200 222,524
4.55% , 03/01/39 .................. 506 474,251
7.38% , 01/15/40 .................. 235 280,134
4.70% , 03/01/49 .................. 766 680,638
DENTSPLY SIRONA, Inc., 3.25%, 06/01/30 .. 665 604,342
DH Europe Finance II SARL
2.60% , 11/15/29 .................. 1,287 1,197,287
3.25% , 11/15/39 .................. 900 716,375
3.40% , 11/15/49 .................. 930 659,271
Edwards Lifesciences Corp., 4.30%, 06/15/28 960 957,828
Embecta Corp.
(c)(d)
5.00% , 02/15/30 .................. 530 480,651
6.75% , 02/15/30 .................. 235 226,239
GE HealthCare Technologies, Inc.
5.65% , 11/15/27 .................. 1,863 1,909,654
4.80% , 08/14/29 .................. 1,225 1,238,976
5.86% , 03/15/30 .................. 925 973,527
4.80% , 01/15/31 .................. 385 386,887
5.91% , 11/22/32 .................. 1,475 1,566,877
5.50% , 06/15/35 .................. 425 433,925
6.38% , 11/22/52 .................. 1,030 1,107,723
Hologic, Inc.
(d)
4.63% , 02/01/28 .................. 466 459,637
3.25% , 02/15/29 .................. 965 913,770
Insulet Corp., 6.50%, 04/01/33
(d)
......... 80 82,274
Koninklijke Philips NV
6.88% , 03/11/38 .................. 780 862,358
5.00% , 03/15/42 .................. 610 549,402
Medline Borrower LP
(d)
3.88% , 04/01/29 .................. 4,320 4,119,733
6.25% , 04/01/29 .................. 1,455 1,485,967
5.25% , 10/01/29 .................. 2,400 2,354,930
Medtronic Global Holdings SCA
4.25% , 03/30/28 .................. 735 734,907
4.50% , 03/30/33 .................. 1,090 1,074,940
Medtronic, Inc.
4.38% , 03/15/35 .................. 1,983 1,909,944

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
4.63% , 03/15/45 .................. USD 1,885 $ 1,684,603
Neogen Food Safety Corp., 8.63%, 07/20/30
(c) (d)
382 385,840
Olympus Corp., 2.14%, 12/08/26
(d)
....... 323 312,402
Smith & Nephew plc
5.15% , 03/20/27 .................. 60 60,585
2.03% , 10/14/30 .................. 1,110 971,519
5.40% , 03/20/34 .................. 765 776,018
Solventum Corp.
5.45% , 02/25/27 .................. 360 365,598
5.40% , 03/01/29 .................. 1,810 1,862,128
5.45% , 03/13/31 .................. 785 812,549
5.60% , 03/23/34 .................. 1,645 1,688,046
5.90% , 04/30/54
(c)
................. 1,300 1,290,971
6.00% , 05/15/64 .................. 290 286,471
Sotera Health Holdings LLC, 7.38%, 06/01/31
(d)
750 776,854
STERIS Irish FinCo UnLtd. Co.
2.70% , 03/15/31 .................. 687 614,906
3.75% , 03/15/51 .................. 745 523,907
Stryker Corp.
4.55% , 02/10/27 .................. 600 602,412
4.70% , 02/10/28 .................. 600 605,482
3.65% , 03/07/28 .................. 971 956,291
4.85% , 12/08/28 .................. 705 716,568
4.25% , 09/11/29 .................. 950 944,365
4.85% , 02/10/30 .................. 695 706,570
1.95% , 06/15/30 .................. 1,532 1,362,941
4.63% , 09/11/34 .................. 360 351,483
5.20% , 02/10/35 .................. 600 609,470
4.10% , 04/01/43 .................. 339 280,877
4.38% , 05/15/44 .................. 527 451,395
4.63% , 03/15/46 .................. 930 821,626
2.90% , 06/15/50 .................. 271 176,018
Teleflex, Inc.
4.63% , 11/15/27 .................. 505 496,900
4.25% , 06/01/28
(d)
................. 520 504,025
Varex Imaging Corp., 7.88%, 10/15/27
(d)
.... 284 287,650
Zimmer Biomet Holdings, Inc.
4.70% , 02/19/27 .................. 350 351,246
5.35% , 12/01/28 .................. 595 611,557
5.05% , 02/19/30 .................. 480 489,198
2.60% , 11/24/31 .................. 1,060 936,436
5.20% , 09/15/34 .................. 560 562,010
5.50% , 02/19/35 .................. 350 358,128
5.75% , 11/30/39 .................. 290 289,286
4.45% , 08/15/45 .................. 540 456,648
92,388,462
Health Care Providers & Services — 1.1%
180 Medical, Inc., 3.88%, 10/15/29
(d)
...... 512 484,814
Acadia Healthcare Co., Inc.
(d)
5.50% , 07/01/28 .................. 505 498,556
5.00% , 04/15/29 .................. 490 474,010
7.38% , 03/15/33
(c)
................. 240 247,255
AdaptHealth LLC
(d)
6.13% , 08/01/28 .................. 395 393,394
4.63% , 08/01/29 .................. 510 477,985
5.13% , 03/01/30 .................. 625 587,537
AdventHealth Obligated Group, Series E,
2.80%, 11/15/51 ................. 121 73,536
Adventist Health System
5.43% , 03/01/32 .................. 400 406,242
5.76% , 12/01/34 .................. 100 99,771
3.63% , 03/01/49 .................. 344 227,229
Advocate Health & Hospitals Corp.
3.83% , 08/15/28 .................. 537 529,722
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Series 2020 , 2.21% , 06/15/30 ......... USD 300 $ 271,467
4.27% , 08/15/48 .................. 545 446,010
3.39% , 10/15/49 .................. 453 318,553
Series 2020 , 3.01% , 06/15/50 ......... 392 255,711
Aetna, Inc.
6.63% , 06/15/36 .................. 715 768,223
6.75% , 12/15/37 .................. 430 464,085
4.50% , 05/15/42 .................. 295 243,067
4.75% , 03/15/44 .................. 663 557,375
3.88% , 08/15/47 .................. 100 72,326
AHP Health Partners, Inc., 5.75%, 07/15/29
(d)
. 330 318,731
AHS Hospital Corp.
5.02% , 07/01/45 .................. 345 319,840
Series 2021 , 2.78% , 07/01/51 ......... 408 249,867
Allina Health System
Series 2019 , 3.89% , 04/15/49 ......... 226 168,106
Series 2021 , 2.90% , 11/15/51
(c)
........ 405 246,247
Ascension Health
Series B , 2.53% , 11/15/29 ............ 747 692,294
Series B , 3.11% , 11/15/39 ............ 234 181,193
3.95% , 11/15/46 .................. 1,160 917,690
4.85% , 11/15/53
(c)
................. 560 501,074
Banner Health
2.34% , 01/01/30 .................. 385 351,951
1.90% , 01/01/31 .................. 805 702,975
2.91% , 01/01/42 .................. 134 96,089
Series 2020 , 3.18% , 01/01/50 ......... 335 218,219
2.91% , 01/01/51 .................. 573 362,790
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 08/15/50 ......... 440 308,687
BayCare Health System, Inc., Series 2020,
3.83%, 11/15/50 ................. 684 519,354
Baylor Scott & White Holdings
Series 2021 , 1.78% , 11/15/30 ......... 195 170,492
4.19% , 11/15/45 .................. 371 305,443
3.97% , 11/15/46 .................. 555 437,737
Series 2021 , 2.84% , 11/15/50 ......... 968 605,158
Beth Israel Lahey Health, Inc., Series L, 3.08%,
07/01/51 ...................... 564 351,254
Bon Secours Mercy Health, Inc.
Series 2018 , 4.30% , 07/01/28 ......... 351 350,444
3.46% , 06/01/30 .................. 688 658,931
Cardinal Health, Inc.
4.70% , 11/15/26 .................. 300 300,603
3.41% , 06/15/27 .................. 1,282 1,258,912
5.13% , 02/15/29 .................. 805 820,812
5.00% , 11/15/29 .................. 350 355,120
5.45% , 02/15/34 .................. 630 644,348
5.35% , 11/15/34 .................. 580 586,390
4.60% , 03/15/43 .................. 390 334,040
4.50% , 11/15/44 .................. 421 351,887
4.90% , 09/15/45 .................. 328 288,693
4.37% , 06/15/47 .................. 594 481,276
5.75% , 11/15/54 .................. 685 668,226
Catholic Health Services of Long Island
Obligated Group, Series 2020, 3.37%,
07/01/50 ...................... 515 346,567
Cedars-Sinai Health System, Series 2021,
2.29%, 08/15/31
(c)
................ 110 95,961
Cencora, Inc.
3.45% , 12/15/27 .................. 764 747,112
4.63% , 12/15/27 .................. 150 150,570
4.85% , 12/15/29 .................. 435 439,570
2.80% , 05/15/30 .................. 907 839,363
2.70% , 03/15/31 .................. 775 698,489

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.13% , 02/15/34 .................. USD 660 $ 662,074
5.15% , 02/15/35 .................. 170 170,299
4.25% , 03/01/45 .................. 585 474,431
4.30% , 12/15/47 .................. 549 439,873
Centene Corp.
4.25% , 12/15/27 .................. 2,864 2,778,414
2.45% , 07/15/28 .................. 2,045 1,865,831
4.63% , 12/15/29 .................. 3,603 3,432,168
3.38% , 02/15/30 .................. 2,177 1,960,069
3.00% , 10/15/30 .................. 2,350 2,045,112
2.50% , 03/01/31 .................. 2,328 1,954,341
2.63% , 08/01/31 .................. 1,305 1,090,402
Children's Health System of Texas, 2.51%,
08/15/50 ...................... 424 243,250
Children's Hospital Corp. (The)
Series 2017 , 4.12% , 01/01/47 ......... 285 232,036
Series 2020 , 2.59% , 02/01/50 ......... 265 158,252
Children's Hospital Medical Center, 4.27%,
05/15/44 ...................... 300 250,431
Children's Hospital of Philadelphia (The), Series
2020, 2.70%, 07/01/50 ............. 305 186,456
Children's Hospital/DC, Series 2020, 2.93%,
07/15/50
(c)
..................... 388 245,972
CHRISTUS Health, Series C, 4.34%, 07/01/28 591 587,643
Cigna Group (The)
3.40% , 03/01/27 .................. 1,544 1,519,555
3.05% , 10/15/27 .................. 747 725,899
4.38% , 10/15/28 .................. 2,755 2,746,249
5.00% , 05/15/29 .................. 825 840,006
2.40% , 03/15/30 .................. 1,777 1,618,209
2.38% , 03/15/31 .................. 1,790 1,585,258
5.13% , 05/15/31 .................. 735 750,992
5.40% , 03/15/33 .................. 1,028 1,055,781
5.25% , 02/15/34 .................. 885 893,749
4.80% , 08/15/38 .................. 2,175 2,019,366
3.20% , 03/15/40 .................. 985 745,140
6.13% , 11/15/41 .................. 602 620,413
4.80% , 07/15/46 .................. 1,300 1,123,973
3.88% , 10/15/47 .................. 1,147 853,078
4.90% , 12/15/48 .................. 2,747 2,374,542
3.40% , 03/15/50 .................. 1,440 970,936
3.40% , 03/15/51 .................. 1,606 1,070,037
5.60% , 02/15/54 .................. 1,075 1,015,731
City of Hope
Series 2013 , 5.62% , 11/15/43 ......... 300 287,565
Series 2018 , 4.38% , 08/15/48 ......... 318 253,553
Cleveland Clinic Foundation (The), 4.86%,
01/01/2114 .................... 320 266,691
CommonSpirit Health
6.07% , 11/01/27 .................. 170 175,564
3.35% , 10/01/29 .................. 557 531,226
2.78% , 10/01/30 .................. 388 354,059
5.21% , 12/01/31 .................. 525 535,632
5.32% , 12/01/34 .................. 670 666,538
4.35% , 11/01/42 .................. 978 820,792
3.82% , 10/01/49 .................. 660 480,898
4.19% , 10/01/49 .................. 787 609,761
3.91% , 10/01/50 .................. 620 453,322
6.46% , 11/01/52 .................. 205 216,784
5.55% , 12/01/54 .................. 205 192,849
Community Health Network, Inc., Series 20-A,
3.10%, 05/01/50
(c)
................ 580 365,747
Community Health Systems, Inc.
(d)
5.63% , 03/15/27 .................. 1,610 1,612,697
6.00% , 01/15/29 .................. 715 680,651
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.88% , 04/15/29
(c)
................. USD 1,190 $ 932,603
6.13% , 04/01/30
(c)
................. 1,175 829,620
5.25% , 05/15/30 .................. 1,480 1,295,126
4.75% , 02/15/31 .................. 1,095 915,858
10.88% , 01/15/32 ................. 2,120 2,223,970
9.75% , 01/15/34 .................. 1,275 1,283,215
Concentra Health Services, Inc., 6.88%,
07/15/32
(d)
..................... 667 685,493
Corewell Health Obligated Group, Series 19A,
3.49%, 07/15/49 ................. 555 401,321
Cottage Health Obligated Group, Series 2020,
3.30%, 11/01/49 ................. 439 303,179
CVS Health Corp.
3.00% , 08/15/26 .................. 1,080 1,062,090
3.63% , 04/01/27 .................. 757 746,030
6.25% , 06/01/27 .................. 604 621,654
1.30% , 08/21/27 .................. 2,225 2,082,823
4.30% , 03/25/28 .................. 3,920 3,892,872
5.00% , 01/30/29 .................. 1,456 1,475,810
5.40% , 06/01/29 .................. 1,400 1,436,612
3.25% , 08/15/29 .................. 1,530 1,449,733
5.13% , 02/21/30 .................. 1,393 1,415,929
3.75% , 04/01/30 .................. 1,670 1,601,729
1.75% , 08/21/30 .................. 1,294 1,118,403
5.25% , 01/30/31 .................. 745 758,369
1.88% , 02/28/31 .................. 1,308 1,117,140
5.55% , 06/01/31 .................. 980 1,014,163
2.13% , 09/15/31 .................. 1,035 882,362
5.25% , 02/21/33 .................. 1,635 1,638,310
5.30% , 06/01/33 .................. 1,210 1,217,033
5.70% , 06/01/34 .................. 1,310 1,341,694
4.88% , 07/20/35 .................. 856 817,193
4.78% , 03/25/38 .................. 4,897 4,484,627
6.13% , 09/15/39 .................. 596 605,179
4.13% , 04/01/40 .................. 1,304 1,083,743
2.70% , 08/21/40 .................. 85 58,612
5.30% , 12/05/43 .................. 976 885,385
6.00% , 06/01/44 .................. 715 703,693
5.13% , 07/20/45 .................. 2,484 2,182,073
5.05% , 03/25/48 .................. 7,088 6,096,891
4.25% , 04/01/50 .................. 1,154 875,577
5.63% , 02/21/53 .................. 1,100 1,009,316
5.88% , 06/01/53 .................. 1,295 1,229,149
6.05% , 06/01/54 .................. 1,150 1,124,534
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.52%), 6.75% ,
12/10/54
(g)
.................... 755 756,984
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.89%), 7.00% ,
03/10/55
(g)
.................... 2,205 2,271,627
6.00% , 06/01/63 .................. 740 707,057
Dartmouth-Hitchcock Health, Series B, 4.18%,
08/01/48 ...................... 440 336,060
DaVita, Inc.
(d)
4.63% , 06/01/30 .................. 2,656 2,534,705
3.75% , 02/15/31 .................. 1,480 1,342,591
6.88% , 09/01/32 .................. 995 1,023,784
6.75% , 07/15/33 .................. 560 577,329
Dignity Health
4.50% , 11/01/42 .................. 445 373,055
5.27% , 11/01/64 .................. 238 209,912
Duke University Health System, Inc., Series
2017, 3.92%, 06/01/47 ............. 558 437,791
Elevance Health, Inc.
4.50% , 10/30/26 .................. 435 435,264

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.65% , 12/01/27 .................. USD 1,969 $ 1,937,354
4.10% , 03/01/28 .................. 1,545 1,533,027
5.15% , 06/15/29 .................. 550 561,146
2.88% , 09/15/29 .................. 1,088 1,019,349
4.75% , 02/15/30 .................. 770 773,107
2.25% , 05/15/30 .................. 1,329 1,195,790
2.55% , 03/15/31 .................. 1,245 1,110,727
4.95% , 11/01/31 .................. 935 940,051
4.10% , 05/15/32 .................. 650 620,039
5.50% , 10/15/32 .................. 580 599,196
4.75% , 02/15/33 .................. 880 867,334
5.38% , 06/15/34 .................. 1,020 1,032,648
5.95% , 12/15/34 .................. 398 417,397
5.20% , 02/15/35 .................. 1,085 1,083,989
5.85% , 01/15/36 .................. 55 56,971
6.38% , 06/15/37 .................. 395 423,124
4.63% , 05/15/42 .................. 1,005 874,734
4.65% , 01/15/43 .................. 950 824,237
5.10% , 01/15/44 .................. 760 690,978
4.65% , 08/15/44 .................. 715 612,880
4.38% , 12/01/47 .................. 1,296 1,043,191
4.55% , 03/01/48 .................. 837 685,752
3.70% , 09/15/49 .................. 827 586,627
3.13% , 05/15/50 .................. 1,231 785,100
3.60% , 03/15/51 .................. 1,175 813,502
4.55% , 05/15/52 .................. 725 585,028
6.10% , 10/15/52 .................. 700 703,824
5.13% , 02/15/53 .................. 1,260 1,110,028
5.65% , 06/15/54 .................. 855 809,659
5.70% , 02/15/55 .................. 1,025 978,732
5.85% , 11/01/64 .................. 750 718,740
Encompass Health Corp.
4.50% , 02/01/28 .................. 829 816,509
4.75% , 02/01/30 .................. 820 800,342
4.63% , 04/01/31 .................. 410 391,651
Franciscan Missionaries of Our Lady Health
System, Inc., Series B, 3.91%, 07/01/49 .. 488 356,184
Fred Hutchinson Cancer Center, Series 2022,
4.97%, 01/01/52 ................. 284 253,007
Fresenius Medical Care US Finance III, Inc.
(d)
1.88% , 12/01/26 .................. 933 896,066
3.75% , 06/15/29 .................. 498 476,457
2.38% , 02/16/31 .................. 975 839,033
3.00% , 12/01/31 .................. 750 653,396
Hackensack Meridian Health, Inc.
Series 2020 , 2.68% , 09/01/41 ......... 320 222,691
4.21% , 07/01/48 .................. 583 469,248
Series 2020 , 2.88% , 09/01/50 ......... 567 353,783
4.50% , 07/01/57 .................. 255 212,084
HAH Group Holding Co. LLC, 9.75%,
10/01/31
(c) (d)
.................... 720 697,148
Hartford HealthCare Corp., 3.45%, 07/01/54
(c)
540 374,529
HCA, Inc.
5.38% , 09/01/26 .................. 1,090 1,094,727
4.50% , 02/15/27 .................. 1,503 1,500,067
3.13% , 03/15/27 .................. 690 674,834
5.00% , 03/01/28 .................. 255 257,806
5.20% , 06/01/28 .................. 1,050 1,067,991
5.63% , 09/01/28 .................. 1,410 1,445,325
5.88% , 02/01/29 .................. 1,210 1,251,247
3.38% , 03/15/29 .................. 370 354,541
4.13% , 06/15/29 .................. 1,904 1,866,728
5.25% , 03/01/30 .................. 525 536,122
3.50% , 09/01/30 .................. 2,439 2,298,505
5.45% , 04/01/31 .................. 1,255 1,290,220
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
2.38% , 07/15/31 .................. USD 1,275 $ 1,108,741
5.50% , 03/01/32 .................. 930 954,936
3.63% , 03/15/32 .................. 1,835 1,689,468
5.50% , 06/01/33 .................. 1,185 1,209,115
5.60% , 04/01/34 .................. 1,320 1,343,313
5.45% , 09/15/34 .................. 1,260 1,265,523
5.75% , 03/01/35 .................. 1,430 1,465,329
5.13% , 06/15/39 .................. 1,022 958,426
4.38% , 03/15/42 .................. 600 500,167
5.50% , 06/15/47 .................. 1,407 1,300,273
5.25% , 06/15/49 .................. 1,837 1,622,247
3.50% , 07/15/51 .................. 1,370 899,562
4.63% , 03/15/52 .................. 1,945 1,553,589
5.90% , 06/01/53 .................. 1,065 1,020,249
6.00% , 04/01/54 .................. 1,460 1,419,482
5.95% , 09/15/54 .................. 930 896,986
6.20% , 03/01/55 .................. 1,250 1,248,939
6.10% , 04/01/64 .................. 625 606,534
Health Care Service Corp.
(d)
2.20% , 06/01/30 .................. 1,061 946,631
3.20% , 06/01/50 .................. 650 409,583
Health Care Service Corp. A Mutual Legal
Reserve Co.
(d)
5.20% , 06/15/29 .................. 1,125 1,144,968
5.45% , 06/15/34 .................. 860 867,049
5.88% , 06/15/54 .................. 1,020 976,602
HealthEquity, Inc., 4.50%, 10/01/29
(d)
...... 590 568,693
Heartland Dental LLC, 10.50%, 04/30/28
(d)
.. 685 722,576
Highmark, Inc., 2.55%, 05/10/31
(d)
........ 708 606,969
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52
(c)
..................... 693 519,677
Horizon Mutual Holdings, Inc., 6.20%,
11/15/34
(d)
..................... 175 169,838
Humana, Inc.
1.35% , 02/03/27 .................. 1,057 1,008,927
3.95% , 03/15/27 .................. 921 913,637
5.75% , 03/01/28 .................. 680 698,836
5.75% , 12/01/28 .................. 573 593,329
3.70% , 03/23/29 .................. 930 900,685
3.13% , 08/15/29 .................. 688 646,554
4.88% , 04/01/30 .................. 895 899,756
5.38% , 04/15/31 .................. 940 958,749
2.15% , 02/03/32 .................. 695 583,241
5.88% , 03/01/33 .................. 555 574,215
5.95% , 03/15/34 .................. 685 710,310
5.55% , 05/01/35 .................. 585 586,608
4.63% , 12/01/42 .................. 445 375,325
4.95% , 10/01/44 .................. 797 690,348
4.80% , 03/15/47 .................. 447 372,385
3.95% , 08/15/49 .................. 520 371,753
5.50% , 03/15/53 .................. 760 678,891
5.75% , 04/15/54 .................. 955 886,822
6.00% , 05/01/55 .................. 340 326,860
Icon Investments Six DAC
5.81% , 05/08/27 .................. 590 600,085
5.85% , 05/08/29 .................. 480 497,452
6.00% , 05/08/34 .................. 350 357,935
Indiana University Health, Inc. Obligated Group
3.97% , 11/01/48 .................. 590 462,902
Series 2021 , 2.85% , 11/01/51 ......... 310 191,902
Inova Health System Foundation, 4.07%,
05/15/52 ...................... 420 329,325
Integris Baptist Medical Center, Inc., Series A,
3.88%, 08/15/50 ................. 525 370,029

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Iowa Health System, Series 2020, 3.67%,
02/15/50 ...................... USD 415 $ 299,417
Johns Hopkins Health System Corp. (The),
3.84%, 05/15/46 ................. 376 294,552
Kaiser Foundation Hospitals
3.15% , 05/01/27 .................. 160 156,737
Series 2021 , 2.81% , 06/01/41 ......... 1,102 786,597
4.88% , 04/01/42 .................. 591 544,331
4.15% , 05/01/47 .................. 1,515 1,237,690
Series 2019 , 3.27% , 11/01/49 ......... 1,062 731,654
Series 2021 , 3.00% , 06/01/51 ......... 1,239 799,044
Kedrion SpA, 6.50%, 09/01/29
(d)
......... 813 787,972
Laboratory Corp. of America Holdings
3.60% , 09/01/27 .................. 978 963,435
2.95% , 12/01/29 .................. 916 857,646
4.35% , 04/01/30 .................. 845 836,044
2.70% , 06/01/31 .................. 725 649,584
4.55% , 04/01/32 .................. 625 614,240
4.80% , 10/01/34 .................. 625 607,998
4.70% , 02/01/45 .................. 908 790,881
LifePoint Health, Inc.
(d)
5.38% , 01/15/29
(c)
................. 503 472,281
9.88% , 08/15/30 .................. 840 906,329
11.00% , 10/15/30 ................. 1,075 1,182,812
8.38% , 02/15/32 .................. 675 718,508
10.00% , 06/01/32
(c)
................ 805 835,873
Mass General Brigham, Inc.
Series 2017 , 3.77% , 07/01/48 ......... 486 367,941
Series 2020 , 3.19% , 07/01/49 ......... 450 306,085
Series 2015 , 4.12% , 07/01/55
(c)
........ 135 107,086
Series 2020 , 3.34% , 07/01/60 ......... 558 360,549
Mayo Clinic
3.77% , 11/15/43 .................. 365 293,157
Series 2013 , 4.00% , 11/15/47 ......... 260 204,680
Series 2016 , 4.13% , 11/15/52 ......... 345 273,826
Series 2021 , 3.20% , 11/15/61 ......... 464 288,137
McKesson Corp.
1.30% , 08/15/26 .................. 806 780,543
3.95% , 02/16/28 .................. 1,005 995,060
4.90% , 07/15/28 .................. 752 763,959
4.25% , 09/15/29 .................. 425 423,225
4.65% , 05/30/30 .................. 745 749,157
4.95% , 05/30/32 .................. 680 685,358
5.10% , 07/15/33 .................. 352 357,788
5.25% , 05/30/35 .................. 685 692,243
McLaren Health Care Corp., Series A, 4.39%,
05/15/48 ...................... 415 339,857
MedStar Health, Inc., Series 20A, 3.63%,
08/15/49 ...................... 400 280,752
Memorial Health Services, 3.45%, 11/01/49 .. 419 293,939
Memorial Sloan-Kettering Cancer Center
5.00% , 07/01/42 .................. 530 498,357
Series 2020 , 2.96% , 01/01/50 ......... 330 212,883
4.13% , 07/01/52 .................. 402 318,257
Series 2015 , 4.20% , 07/01/55 ......... 466 371,691
Methodist Hospital (The), Series 20A, 2.71%,
12/01/50 ...................... 638 384,636
Molina Healthcare, Inc.
(d)
4.38% , 06/15/28 .................. 820 785,366
3.88% , 11/15/30 .................. 655 591,592
3.88% , 05/15/32 .................. 747 652,253
6.25% , 01/15/33 .................. 760 749,972
Montefiore Obligated Group
Series 18-C , 5.25% , 11/01/48 ......... 462 367,291
4.29% , 09/01/50 .................. 312 211,394
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 ......... USD 305 $ 221,204
Mount Sinai Hospital (The)
Series 2017 , 3.98% , 07/01/48 ......... 333 247,364
Series 2019 , 3.74% , 07/01/49 ......... 540 370,110
Series 2020 , 3.39% , 07/01/50 ......... 448 276,626
MPH Acquisition Holdings LLC, 5.75%,
12/31/30
(d)
..................... 775 637,557
MyMichigan Health, Series 2020, 3.41%,
06/01/50 ...................... 491 339,238
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ...................... 263 222,747
New York & Presbyterian Hospital (The)
2.26% , 08/01/40 .................. 105 71,746
4.02% , 08/01/45 .................. 515 417,703
4.06% , 08/01/56 .................. 350 268,996
2.61% , 08/01/60
(c)
................. 208 111,898
Series 2019 , 3.95% , 08/01/2119 ........ 572 381,089
Northwell Healthcare, Inc.
3.98% , 11/01/46 .................. 472 363,666
4.26% , 11/01/47 .................. 820 651,635
3.81% , 11/01/49 .................. 570 413,208
Northwestern Memorial Healthcare Obligated
Group, Series 2021, 2.63%, 07/15/51 .... 285 170,849
Novant Health, Inc.
2.64% , 11/01/36 .................. 180 139,810
3.17% , 11/01/51 .................. 732 477,767
3.32% , 11/01/61
(c)
................. 314 198,608
NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery, Series
2020, 2.67%, 10/01/50 ............. 385 228,344
NYU Langone Hospitals
Series 13-A , 5.75% , 07/01/43 ......... 140 140,936
4.78% , 07/01/44 .................. 290 259,899
4.37% , 07/01/47 .................. 765 649,488
Series 2020 , 3.38% , 07/01/55
(c)
........ 215 143,016
OhioHealth Corp.
2.83% , 11/15/41 .................. 399 284,280
Series 2020 , 3.04% , 11/15/50 ......... 390 263,028
Option Care Health, Inc., 4.38%, 10/31/29
(d)
.. 509 486,471
Orlando Health Obligated Group
5.48% , 10/01/35 .................. 365 375,091
4.09% , 10/01/48 .................. 220 174,777
3.33% , 10/01/50 .................. 430 299,767
Owens & Minor, Inc.
(c)(d)
4.50% , 03/31/29 .................. 505 439,163
6.63% , 04/01/30 .................. 560 504,267
Paradigm Parent LLC, 8.75%, 04/17/32
(d)
... 335 322,515
PeaceHealth Obligated Group
Series 2018 , 4.79% , 11/15/48 ......... 387 322,353
Series 2020 , 3.22% , 11/15/50 ......... 398 250,115
Pediatrix Medical Group, Inc., 5.38%,
02/15/30
(d)
..................... 410 401,439
Piedmont Healthcare, Inc.
Series 2032 , 2.04% , 01/01/32 ......... 180 151,799
Series 2042 , 2.72% , 01/01/42 ......... 333 230,276
2.86% , 01/01/52 .................. 561 348,025
Presbyterian Healthcare Services, 4.88%,
08/01/52 ...................... 563 496,118
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(d)
..................... 1,535 1,525,018
Providence St Joseph Health Obligated Group
Series H , 2.75% , 10/01/26 ........... 75 73,458
Series 19A , 2.53% , 10/01/29 .......... 196 180,629
5.37% , 10/01/32 .................. 700 709,647

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.40% , 10/01/33 .................. USD 710 $ 714,340
Series I , 3.74% , 10/01/47 ............ 810 590,639
Series A , 3.93% , 10/01/48 ............ 430 322,020
Series 21A , 2.70% , 10/01/51 .......... 205 117,812
Queen's Health Systems (The), 4.81%,
07/01/52 ...................... 251 221,935
Quest Diagnostics, Inc.
4.60% , 12/15/27 .................. 875 878,785
4.20% , 06/30/29 .................. 750 744,575
4.63% , 12/15/29 .................. 880 884,678
2.95% , 06/30/30 .................. 1,006 934,361
2.80% , 06/30/31 .................. 635 574,050
6.40% , 11/30/33 .................. 715 781,494
5.00% , 12/15/34 .................. 545 540,405
4.70% , 03/30/45 .................. 405 353,921
Quorum Health Corp., 11.63%, 04/15/25
(b) (f)
.. 50 —
Radiology Partners, Inc.
(d)
9.78% , ( 9.78 % Cash or 9.78 % PIK),
02/15/30
(c) (h)
................... 732 689,711
8.50% , 07/15/32 .................. 690 697,196
Rady Children's Hospital-San Diego, Series
21A, 3.15%, 08/15/51 .............. 250 164,861
Rede D'or Finance SARL
(e)
4.95% , 01/17/28 .................. 400 395,277
4.50% , 01/22/30 .................. 900 854,447
Rush Obligated Group, Series 2020, 3.92%,
11/15/29 ...................... 455 443,227
Seattle Children's Hospital, Series 2021, 2.72%,
10/01/50 ...................... 545 333,891
Select Medical Corp., 6.25%, 12/01/32
(c) (d)
... 660 659,532
Sentara Health, Series 2021, 2.93%, 11/01/51 115 70,823
Sharp HealthCare, Series 20B, 2.68%,
08/01/50 ...................... 460 277,871
SSM Health Care Corp.
Series A , 3.82% , 06/01/27 ............ 325 321,790
4.89% , 06/01/28 .................. 320 323,655
Stanford Health Care
Series 2020 , 3.31% , 08/15/30 ......... 28 26,642
Series 2018 , 3.80% , 11/15/48 ......... 610 464,168
3.03% , 08/15/51 .................. 380 245,799
Star Parent, Inc., 9.00%, 10/01/30
(d)
....... 985 1,036,725
Summa Health, 3.51%, 11/15/51 ........ 381 301,575
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(c) (d)
.................... 820 843,715
Sutter Health
Series 2018 , 3.70% , 08/15/28 ......... 353 346,497
Series 20A , 2.29% , 08/15/30 .......... 234 210,642
Series 2025 , 5.21% , 08/15/32 ......... 170 173,846
5.16% , 08/15/33 .................. 515 521,366
Series 2025 , 5.54% , 08/15/35 ......... 525 539,866
Series 20A , 3.16% , 08/15/40 .......... 330 253,344
Series 2018 , 4.09% , 08/15/48 ......... 644 508,651
Series 20A , 3.36% , 08/15/50 .......... 884 608,345
5.55% , 08/15/53
(c)
................. 85 82,866
Team Health Holdings, Inc., 8.38%, 06/30/28
(d)
205 205,999
Tenet Healthcare Corp.
6.25% , 02/01/27 .................. 1,445 1,445,772
5.13% , 11/01/27 .................. 1,375 1,369,943
4.63% , 06/15/28 .................. 595 584,939
6.13% , 10/01/28 .................. 2,350 2,350,221
4.25% , 06/01/29 .................. 1,405 1,355,399
4.38% , 01/15/30 .................. 1,345 1,293,683
6.13% , 06/15/30 .................. 1,840 1,857,188
6.75% , 05/15/31 .................. 1,319 1,357,353
6.88% , 11/15/31 .................. 372 396,079
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Texas Health Resources
2.33% , 11/15/50 .................. USD 514 $ 282,426
4.33% , 11/15/55 .................. 290 234,376
Toledo Hospital (The)
Series B , 5.33% , 11/15/28 ............ 422 422,662
5.75% , 11/15/38 .................. 894 891,674
4.98% , 11/15/45 .................. 270 220,476
6.02% , 11/15/48 .................. 408 373,712
Trinity Health Corp.
Series 2021 , 2.63% , 12/01/40 ......... 187 132,642
4.13% , 12/01/45 .................. 523 423,240
Series 2019 , 3.43% , 12/01/48 ......... 407 296,269
UMass Memorial Health Care Obligated Group,
5.36%, 07/01/52 ................. 130 118,233
UnitedHealth Group, Inc.
3.45% , 01/15/27 .................. 985 972,253
3.38% , 04/15/27 .................. 842 828,093
4.60% , 04/15/27 .................. 515 516,679
3.70% , 05/15/27 .................. 420 415,476
2.95% , 10/15/27 .................. 750 727,769
5.25% , 02/15/28 .................. 1,210 1,236,375
3.85% , 06/15/28 .................. 1,185 1,168,688
4.40% , 06/15/28 .................. 280 280,029
3.88% , 12/15/28 .................. 1,045 1,026,517
4.25% , 01/15/29 .................. 1,215 1,207,315
4.70% , 04/15/29 .................. 565 569,506
4.00% , 05/15/29 .................. 1,125 1,107,306
2.88% , 08/15/29 .................. 999 939,662
4.80% , 01/15/30 .................. 1,375 1,388,720
5.30% , 02/15/30 .................. 1,370 1,409,304
2.00% , 05/15/30 .................. 1,375 1,224,457
4.65% , 01/15/31 .................. 795 794,716
4.90% , 04/15/31 .................. 1,210 1,222,585
2.30% , 05/15/31 .................. 1,419 1,247,341
4.95% , 01/15/32 .................. 1,675 1,686,283
4.20% , 05/15/32 .................. 1,505 1,449,698
5.35% , 02/15/33 .................. 1,790 1,832,026
4.50% , 04/15/33 .................. 1,510 1,462,718
5.00% , 04/15/34 .................. 1,210 1,199,825
5.15% , 07/15/34 .................. 2,035 2,040,132
5.30% , 06/15/35 .................. 630 637,056
4.63% , 07/15/35 .................. 1,095 1,051,256
5.80% , 03/15/36 .................. 888 922,832
6.50% , 06/15/37 .................. 535 581,029
6.63% , 11/15/37 .................. 701 769,112
6.88% , 02/15/38 .................. 1,127 1,265,308
3.50% , 08/15/39 .................. 1,250 998,864
2.75% , 05/15/40 .................. 609 434,966
5.70% , 10/15/40 .................. 245 246,168
5.95% , 02/15/41 .................. 590 601,209
3.05% , 05/15/41 .................. 1,155 842,424
4.63% , 11/15/41 .................. 703 621,975
4.38% , 03/15/42 .................. 730 624,932
3.95% , 10/15/42 .................. 581 465,661
4.25% , 03/15/43 .................. 921 764,545
5.50% , 07/15/44 .................. 1,890 1,821,190
4.75% , 07/15/45 .................. 1,654 1,444,052
4.20% , 01/15/47 .................. 662 526,682
4.25% , 04/15/47 .................. 819 654,372
3.75% , 10/15/47 .................. 1,078 790,036
4.25% , 06/15/48 .................. 1,044 826,238
4.45% , 12/15/48 .................. 912 742,099
3.70% , 08/15/49 .................. 1,040 744,647
2.90% , 05/15/50 .................. 998 612,292
3.25% , 05/15/51 .................. 1,951 1,272,774

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.75% , 05/15/52 .................. USD 1,910 $ 1,606,417
5.88% , 02/15/53 .................. 1,770 1,747,384
5.05% , 04/15/53 .................. 1,965 1,727,066
5.38% , 04/15/54 .................. 1,500 1,379,602
5.63% , 07/15/54 .................. 2,735 2,604,751
5.95% , 06/15/55 .................. 155 155,005
3.88% , 08/15/59 .................. 1,162 808,350
3.13% , 05/15/60 .................. 1,077 632,746
4.95% , 05/15/62 .................. 990 834,251
6.05% , 02/15/63 .................. 1,430 1,427,348
5.20% , 04/15/63 .................. 1,815 1,588,246
5.50% , 04/15/64 .................. 1,020 933,976
5.75% , 07/15/64 .................. 1,805 1,722,044
Universal Health Services, Inc.
1.65% , 09/01/26 .................. 735 710,075
4.63% , 10/15/29 .................. 615 606,388
2.65% , 10/15/30 .................. 903 798,773
2.65% , 01/15/32 .................. 625 529,267
5.05% , 10/15/34 .................. 470 446,885
UPMC
5.04% , 05/15/33 .................. 210 210,278
5.38% , 05/15/43 .................. 25 23,728
US Acute Care Solutions LLC, 9.75%,
05/15/29
(d)
..................... 980 1,002,029
WakeMed, Series A, 3.29%, 10/01/52 ..... 149 99,816
West Virginia United Health System Obligated
Group, Series 2020, 3.13%, 06/01/50 .... 165 101,489
Willis-Knighton Medical Center
Series 2018 , 4.81% , 09/01/48 ......... 389 331,053
Series 2021 , 3.07% , 03/01/51 ......... 352 216,036
Yale-New Haven Health Services Corp., Series
2020, 2.50%, 07/01/50 ............. 329 187,944
382,417,937
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.95% , 01/15/27 .................. 415 411,542
3.95% , 01/15/28 .................. 687 677,240
4.50% , 07/30/29 .................. 521 518,407
2.75% , 12/15/29 .................. 480 444,381
4.70% , 07/01/30 .................. 678 675,783
4.90% , 12/15/30 .................. 700 703,684
3.38% , 08/15/31 .................. 780 719,350
2.00% , 05/18/32 .................. 935 774,146
1.88% , 02/01/33 .................. 1,113 894,649
2.95% , 03/15/34 .................. 1,330 1,121,233
4.75% , 04/15/35 .................. 535 511,420
5.50% , 10/01/35 .................. 475 477,564
5.25% , 05/15/36 .................. 245 240,586
4.85% , 04/15/49 .................. 290 244,032
4.00% , 02/01/50 .................. 806 598,411
3.00% , 05/18/51 .................. 857 520,634
3.55% , 03/15/52 .................. 960 649,161
5.15% , 04/15/53 .................. 445 388,714
5.63% , 05/15/54 .................. 580 543,029
CTR Partnership LP, 3.88%, 06/30/28
(d)
.... 475 458,926
Diversified Healthcare Trust
4.75% , 02/15/28 .................. 557 516,245
4.38% , 03/01/31 .................. 520 434,258
DOC DR LLC
4.30% , 03/15/27 .................. 295 293,648
3.95% , 01/15/28 .................. 300 296,364
2.63% , 11/01/31 .................. 695 609,106
Healthcare Realty Holdings LP
3.50% , 08/01/26 .................. 713 704,045
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
3.75% , 07/01/27 .................. USD 430 $ 423,169
3.10% , 02/15/30 .................. 530 491,980
2.00% , 03/15/31 .................. 1,036 883,970
Healthpeak OP LLC
1.35% , 02/01/27 .................. 275 262,497
2.13% , 12/01/28 .................. 930 861,000
3.50% , 07/15/29 .................. 871 837,026
3.00% , 01/15/30 .................. 875 819,191
2.88% , 01/15/31 .................. 670 609,094
5.25% , 12/15/32 .................. 820 831,716
5.38% , 02/15/35 .................. 180 181,620
6.75% , 02/01/41 .................. 246 269,627
MPT Operating Partnership LP
5.00% , 10/15/27 .................. 1,395 1,279,722
4.63% , 08/01/29
(c)
................. 1,039 789,822
3.50% , 03/15/31 .................. 1,455 994,056
8.50% , 02/15/32
(d)
................. 845 879,011
National Health Investors, Inc., 3.00%, 02/01/31 603 533,958
Omega Healthcare Investors, Inc.
4.50% , 04/01/27 .................. 765 764,508
4.75% , 01/15/28 .................. 663 665,064
3.63% , 10/01/29 .................. 430 408,071
5.20% , 07/01/30 .................. 320 320,964
3.38% , 02/01/31 .................. 660 603,428
3.25% , 04/15/33 .................. 620 534,999
Sabra Health Care LP
3.90% , 10/15/29 .................. 431 410,573
3.20% , 12/01/31 .................. 660 588,095
Ventas Realty LP
3.25% , 10/15/26 .................. 401 394,555
3.85% , 04/01/27 .................. 341 337,413
4.00% , 03/01/28 .................. 674 665,221
4.40% , 01/15/29 .................. 943 937,686
3.00% , 01/15/30 .................. 290 271,240
4.75% , 11/15/30 .................. 785 783,065
2.50% , 09/01/31 .................. 480 421,058
5.10% , 07/15/32 .................. 525 530,579
5.63% , 07/01/34 .................. 255 261,981
5.00% , 01/15/35 .................. 285 279,193
5.70% , 09/30/43 .................. 245 237,756
4.38% , 02/01/45 .................. 275 224,466
4.88% , 04/15/49 .................. 465 398,040
Welltower OP LLC
2.70% , 02/15/27 .................. 775 756,115
4.25% , 04/15/28 .................. 965 963,195
2.05% , 01/15/29 .................. 710 656,875
4.13% , 03/15/29 .................. 670 662,678
3.10% , 01/15/30 .................. 860 812,533
4.50% , 07/01/30 .................. 750 748,198
2.75% , 01/15/31 .................. 800 728,800
2.80% , 06/01/31 .................. 627 568,247
2.75% , 01/15/32 .................. 690 614,115
3.85% , 06/15/32 .................. 599 568,532
5.13% , 07/01/35 .................. 750 747,378
6.50% , 03/15/41 .................. 287 314,518
4.95% , 09/01/48 .................. 565 519,765
44,072,921
Health Care Technology — 0.0%
IQVIA, Inc.
5.00% , 10/15/26
(d)
................. 1,040 1,037,225
5.00% , 05/15/27
(d)
................. 1,110 1,103,862
5.70% , 05/15/28 .................. 855 875,719
6.25% , 02/01/29 .................. 1,285 1,343,970
6.50% , 05/15/30
(d)
................. 585 603,915

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
6.25% , 06/01/32
(d)
................. USD 510 $ 522,987
5,487,678
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP
Series H , 3.38% , 12/15/29 ........... 440 412,662
Series I , 3.50% , 09/15/30 ............ 847 785,353
Series J , 2.90% , 12/15/31 ............ 710 620,331
5.70% , 06/15/32 .................. 260 263,770
5.70% , 07/01/34 .................. 495 497,285
5.50% , 04/15/35 .................. 590 581,664
Park Intermediate Holdings LLC
(d)
5.88% , 10/01/28 .................. 755 752,553
4.88% , 05/15/29 .................. 750 721,732
7.00% , 02/01/30 .................. 550 563,606
Pebblebrook Hotel LP, 6.38%, 10/15/29
(d)
... 398 398,338
RHP Hotel Properties LP
4.75% , 10/15/27 .................. 679 672,388
7.25% , 07/15/28
(d)
................. 465 479,467
4.50% , 02/15/29
(d)
................. 600 583,787
6.50% , 04/01/32
(d)
................. 990 1,011,417
6.50% , 06/15/33
(d)
................. 205 209,909
RLJ Lodging Trust LP
(d)
3.75% , 07/01/26 .................. 490 482,525
4.00% , 09/15/29 .................. 500 466,852
Service Properties Trust
4.75% , 10/01/26 .................. 453 445,444
4.95% , 02/15/27 .................. 425 414,693
5.50% , 12/15/27 .................. 440 433,700
3.95% , 01/15/28 .................. 400 372,995
8.38% , 06/15/29 .................. 675 701,019
4.95% , 10/01/29
(c)
................. 489 431,003
4.38% , 02/15/30
(c)
................. 429 365,789
8.63% , 11/15/31
(d)
................. 980 1,044,695
8.88% , 06/15/32
(c)
................. 480 501,650
XHR LP
(d)
4.88% , 06/01/29 .................. 505 487,991
6.63% , 05/15/30 .................. 390 396,504
15,099,122
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(d)
3.88% , 01/15/28 .................. 1,470 1,418,625
4.38% , 01/15/28 .................. 747 730,222
3.50% , 02/15/29 .................. 775 734,275
6.13% , 06/15/29 .................. 1,105 1,128,891
5.63% , 09/15/29 .................. 500 503,753
4.00% , 10/15/30 .................. 2,725 2,524,780
Acushnet Co., 7.38%, 10/15/28
(d)
........ 345 360,225
Affinity Interactive, 6.88%, 12/15/27
(d)
...... 565 311,896
Allwyn Entertainment Financing UK plc, 7.88%,
04/30/29
(e)
..................... 800 831,202
Alsea SAB de CV, 7.75%, 12/14/26
(c) (e)
..... 400 403,130
Arcos Dorados BV, 6.38%, 01/29/32
(c) (e)
.... 600 621,027
BCPE Flavor Debt Merger Sub LLC & BCPE
Flavor Issuer, Inc., 9.50%, 07/01/32
(d)
.... 520 535,632
Bloomin' Brands, Inc., 5.13%, 04/15/29
(c) (d)
... 337 314,028
Booking Holdings, Inc.
3.55% , 03/15/28 .................. 733 718,569
4.63% , 04/13/30 .................. 1,589 1,605,004
Boyd Gaming Corp.
4.75% , 12/01/27 .................. 940 932,135
4.75% , 06/15/31
(d)
................. 890 847,901
Boyne USA, Inc., 4.75%, 05/15/29
(d)
...... 685 664,676
Brightstar Lottery plc
(d)
6.25% , 01/15/27 .................. 725 732,397
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.25% , 01/15/29 .................. USD 800 $ 793,867
Brinker International, Inc., 8.25%, 07/15/30
(d)
. 350 371,364
Caesars Entertainment, Inc.
(d)
4.63% , 10/15/29
(c)
................. 1,240 1,172,335
7.00% , 02/15/30 .................. 1,905 1,965,202
6.50% , 02/15/32 .................. 1,450 1,477,688
6.00% , 10/15/32
(c)
................. 1,015 980,056
Carnival Corp.
5.75% , 03/01/27
(d)
................. 301 303,778
6.65% , 01/15/28 .................. 254 261,660
4.00% , 08/01/28
(d)
................. 2,275 2,209,870
6.00% , 05/01/29
(d)
................. 1,985 2,002,373
7.00% , 08/15/29
(d)
................. 785 824,967
5.75% , 03/15/30
(d)
................. 375 380,681
5.88% , 06/15/31
(d)
................. 200 202,972
5.75% , 08/01/32
(d)
................. 2,575 2,591,445
6.13% , 02/15/33
(d)
................. 1,815 1,846,114
Choice Hotels International, Inc.
3.70% , 12/01/29 .................. 450 427,144
3.70% , 01/15/31 .................. 565 523,782
5.85% , 08/01/34 .................. 540 544,132
Churchill Downs, Inc.
(d)
5.50% , 04/01/27 .................. 605 604,065
4.75% , 01/15/28 .................. 750 739,962
5.75% , 04/01/30 .................. 1,205 1,202,864
6.75% , 05/01/31 .................. 590 602,868
Darden Restaurants, Inc.
3.85% , 05/01/27 .................. 869 859,395
4.35% , 10/15/27 .................. 430 429,246
4.55% , 10/15/29 .................. 345 343,268
6.30% , 10/10/33 .................. 285 303,525
4.55% , 02/15/48 .................. 310 252,105
Empire Resorts, Inc., 7.75%, 11/01/26
(d)
.... 310 306,006
Expedia Group, Inc.
4.63% , 08/01/27 .................. 995 995,973
3.80% , 02/15/28 .................. 960 943,787
3.25% , 02/15/30 .................. 1,522 1,435,377
2.95% , 03/15/31 .................. 385 350,257
5.40% , 02/15/35 .................. 800 805,389
Fertitta Entertainment LLC
(d)
4.63% , 01/15/29 .................. 965 917,047
6.75% , 01/15/30
(c)
................. 1,290 1,213,712
Flutter Treasury DAC, 6.38%, 04/29/29
(d)
... 135 138,840
Fortune Star BVI Ltd.
(e)
5.05% , 01/27/27 .................. 400 390,064
8.50% , 05/19/28 .................. 400 410,321
Full House Resorts, Inc., 8.25%, 02/15/28
(c) (d)
. 470 454,558
GENM Capital Labuan Ltd., 3.88%, 04/19/31
(e)
1,000 911,411
Genting New York LLC, 7.25%, 10/01/29
(d)
.. 630 649,192
Gohl Capital Ltd., 4.25%, 01/24/27
(e)
...... 1,575 1,558,689
GPS Hospitality Holding Co. LLC, 7.00%,
08/15/28
(d)
..................... 395 229,962
Great Canadian Gaming Corp., 8.75%,
11/15/29
(d)
..................... 540 529,026
Hilton Domestic Operating Co., Inc.
5.75% , 05/01/28
(d)
................. 472 472,432
5.88% , 04/01/29
(d)
................. 550 558,817
3.75% , 05/01/29
(d)
................. 770 733,607
4.88% , 01/15/30 .................. 960 946,902
4.00% , 05/01/31
(d)
................. 1,016 947,750
3.63% , 02/15/32
(d)
................. 1,465 1,320,483
6.13% , 04/01/32
(d)
................. 470 479,266
5.88% , 03/15/33
(d)
................. 875 883,979
5.75% , 09/15/33
(d)
................. 265 265,278

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations Borrower LLC
(d)
5.00% , 06/01/29 .................. USD 834 $ 797,947
4.88% , 07/01/31
(c)
................. 500 460,405
6.63% , 01/15/32 .................. 940 951,372
Hilton Worldwide Finance LLC, 4.88%, 04/01/27 546 544,779
Hyatt Hotels Corp.
5.75% , 01/30/27 .................. 675 686,244
5.05% , 03/30/28 .................. 275 277,856
4.38% , 09/15/28 .................. 615 610,072
5.25% , 06/30/29 .................. 565 574,588
5.75% , 04/23/30 .................. 540 557,148
5.38% , 12/15/31 .................. 490 495,716
5.75% , 03/30/32 .................. 350 358,864
5.50% , 06/30/34 .................. 450 449,824
Jacobs Entertainment, Inc., 6.75%, 02/15/29
(d)
500 487,290
KFC Holding Co., 4.75%, 06/01/27
(d)
...... 719 715,280
Las Vegas Sands Corp.
3.50% , 08/18/26 .................. 858 844,382
5.90% , 06/01/27 .................. 345 350,742
5.63% , 06/15/28 .................. 295 299,655
3.90% , 08/08/29 .................. 805 768,325
6.00% , 08/15/29 .................. 495 509,119
6.00% , 06/14/30 .................. 215 221,275
6.20% , 08/15/34 .................. 475 486,965
Life Time, Inc., 6.00%, 11/15/31
(d)
........ 505 508,931
Light & Wonder International, Inc.
(d)
7.00% , 05/15/28 .................. 680 680,875
7.25% , 11/15/29 .................. 582 597,569
7.50% , 09/01/31 .................. 575 599,535
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(d)
..................... 275 286,639
Lindblad Expeditions LLC, 6.75%, 02/15/27
(d)
. 375 375,759
MajorDrive Holdings IV LLC, 6.38%,
06/01/29
(c) (d)
.................... 540 445,921
Marriott International, Inc.
5.45% , 09/15/26 .................. 535 540,087
5.00% , 10/15/27 .................. 1,080 1,093,417
Series X , 4.00% , 04/15/28 ............ 433 428,256
5.55% , 10/15/28 .................. 470 485,144
Series AA , 4.65% , 12/01/28 ........... 116 116,467
4.90% , 04/15/29 .................. 825 835,193
4.88% , 05/15/29 .................. 400 403,945
4.80% , 03/15/30 .................. 90 90,545
Series FF , 4.63% , 06/15/30 ........... 1,350 1,348,417
Series HH , 2.85% , 04/15/31 .......... 760 688,528
5.10% , 04/15/32 .................. 535 540,985
Series GG , 3.50% , 10/15/32 .......... 1,176 1,068,302
Series II , 2.75% , 10/15/33 ............ 275 233,246
5.30% , 05/15/34 .................. 640 645,579
5.35% , 03/15/35 .................. 1,210 1,213,703
5.50% , 04/15/37 .................. 1,095 1,093,627
Marriott Ownership Resorts, Inc.
4.75% , 01/15/28 .................. 345 336,437
4.50% , 06/15/29
(c) (d)
................ 500 477,185
McDonald's Corp.
3.50% , 03/01/27 .................. 988 975,073
3.50% , 07/01/27 .................. 1,362 1,342,233
3.80% , 04/01/28 .................. 977 965,619
4.80% , 08/14/28 .................. 955 968,880
5.00% , 05/17/29 .................. 405 413,821
2.63% , 09/01/29 .................. 1,150 1,076,481
2.13% , 03/01/30 .................. 1,000 904,484
4.60% , 05/15/30 .................. 460 462,787
3.60% , 07/01/30 .................. 996 960,832
4.60% , 09/09/32 .................. 680 678,496
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
4.95% , 08/14/33 .................. USD 575 $ 582,806
5.20% , 05/17/34 .................. 395 403,809
4.95% , 03/03/35
(c)
................. 425 423,355
4.70% , 12/09/35 .................. 883 858,287
6.30% , 10/15/37 .................. 775 843,724
6.30% , 03/01/38 .................. 806 872,791
5.70% , 02/01/39 .................. 401 410,658
4.88% , 07/15/40 .................. 392 367,791
3.70% , 02/15/42 .................. 400 314,726
3.63% , 05/01/43 .................. 509 392,603
4.60% , 05/26/45 .................. 548 473,231
4.88% , 12/09/45 .................. 1,356 1,216,281
4.45% , 03/01/47 .................. 1,226 1,028,414
4.45% , 09/01/48 .................. 792 658,128
3.63% , 09/01/49 .................. 1,604 1,162,900
4.20% , 04/01/50 .................. 788 624,743
5.15% , 09/09/52 .................. 555 507,908
5.45% , 08/14/53 .................. 955 915,835
Meituan
(e)
4.50% , 04/02/28
(c)
................. 1,400 1,393,912
4.63% , 10/02/29 .................. 1,400 1,396,132
3.05% , 10/28/30 .................. 1,400 1,288,889
Melco Resorts Finance Ltd.
5.63% , 07/17/27
(e)
................. 610 608,721
5.75% , 07/21/28
(d)
................. 865 849,439
5.38% , 12/04/29
(d)
................. 1,155 1,100,531
7.63% , 04/17/32
(d)
................. 770 791,404
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(d)
................ 515 449,962
MGM China Holdings Ltd.
(d)
4.75% , 02/01/27 .................. 760 753,173
7.13% , 06/26/31 .................. 505 525,817
MGM Resorts International
4.63% , 09/01/26 .................. 342 340,802
5.50% , 04/15/27 .................. 623 625,179
4.75% , 10/15/28 .................. 800 789,937
6.13% , 09/15/29 .................. 860 872,554
6.50% , 04/15/32
(c)
................. 755 767,327
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(d)
..................... 730 703,582
Mohegan Tribal Gaming Authority
(d)
8.25% , 04/15/30 .................. 580 600,993
11.88% , 04/15/31 ................. 410 427,388
Motion Bondco DAC, 6.63%, 11/15/27
(d)
.... 495 471,234
Motion Finco SARL, 8.38%, 02/15/32
(d)
..... 455 403,118
NCL Corp. Ltd.
(d)
5.88% , 02/15/27 .................. 905 907,258
8.13% , 01/15/29 .................. 780 819,980
7.75% , 02/15/29 .................. 550 583,825
6.25% , 03/01/30
(c)
................. 375 379,350
6.75% , 02/01/32 .................. 1,405 1,443,168
NCL Finance Ltd., 6.13%, 03/15/28
(d)
...... 580 588,117
Ontario Gaming GTA LP, 8.00%, 08/01/30
(d)
.. 425 429,850
Papa John's International, Inc., 3.88%,
09/15/29
(c) (d)
.................... 405 388,273
Penn Entertainment, Inc.
(d)
5.63% , 01/15/27 .................. 415 412,951
4.13% , 07/01/29
(c)
................. 390 361,500
Premier Entertainment Sub LLC
(d)
5.63% , 09/01/29 .................. 730 438,000
5.88% , 09/01/31 .................. 705 435,479
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(d)
..................... 485 512,267
Resorts World Las Vegas LLC
4.63% , 04/16/29
(e)
................. 800 710,896

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
8.45% , 07/27/30
(d)
................. USD 427 $ 424,286
4.63% , 04/06/31
(d)
................. 420 347,701
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(d)
..................... 350 353,290
Royal Caribbean Cruises Ltd.
5.50% , 08/31/26
(d)
................. 987 990,134
5.38% , 07/15/27
(d)
................. 955 959,429
7.50% , 10/15/27 .................. 395 415,967
3.70% , 03/15/28 .................. 511 497,549
5.50% , 04/01/28
(d)
................. 1,355 1,370,968
5.63% , 09/30/31
(d)
................. 1,510 1,521,147
6.25% , 03/15/32
(d)
................. 1,285 1,317,942
6.00% , 02/01/33
(d)
................. 1,925 1,957,414
Sabre GLBL, Inc.
(d)
8.63% , 06/01/27
(c)
................. 290 294,537
10.75% , 11/15/29
(c)
................ 807 831,154
11.13% , 07/15/30 ................. 785 828,739
Sands China Ltd.
(j)
2.30% , 03/08/27 .................. 755 727,269
5.40% , 08/08/28 .................. 1,973 1,994,947
2.85% , 03/08/29 .................. 690 638,332
4.38% , 06/18/30 .................. 735 707,995
3.25% , 08/08/31 .................. 640 571,260
Scientific Games Holdings LP, 6.63%,
03/01/30
(d)
..................... 830 800,116
SeaWorld Parks & Entertainment, Inc., 5.25%,
08/15/29
(d)
..................... 725 707,186
Six Flags Entertainment Corp.
5.38% , 04/15/27 .................. 480 478,820
5.50% , 04/15/27
(d)
................. 535 533,915
6.50% , 10/01/28 .................. 325 327,955
5.25% , 07/15/29
(c)
................. 486 472,250
7.25% , 05/15/31
(c) (d)
................ 810 824,953
6.63% , 05/01/32
(d)
................. 835 850,705
Sodexo, Inc.
(d)
5.15% , 08/15/30 .................. 200 202,714
2.72% , 04/16/31 .................. 455 402,347
Speedway Motorsports LLC, 4.88%, 11/01/27
(d)
365 361,063
Starbucks Corp.
4.85% , 02/08/27 .................. 615 619,014
2.00% , 03/12/27 .................. 1,190 1,145,013
3.50% , 03/01/28 .................. 622 609,174
4.50% , 05/15/28 .................. 250 250,793
4.00% , 11/15/28 .................. 1,010 999,170
3.55% , 08/15/29 .................. 1,163 1,130,071
2.25% , 03/12/30 .................. 713 645,257
4.80% , 05/15/30 .................. 280 282,830
2.55% , 11/15/30 .................. 1,411 1,275,878
4.90% , 02/15/31 .................. 485 493,012
3.00% , 02/14/32 .................. 890 804,296
4.80% , 02/15/33 .................. 530 528,868
5.00% , 02/15/34 .................. 555 558,274
5.40% , 05/15/35 .................. 280 284,902
4.30% , 06/15/45 .................. 440 355,058
3.75% , 12/01/47 .................. 670 489,205
4.50% , 11/15/48 .................. 1,036 857,410
4.45% , 08/15/49 .................. 960 784,599
3.35% , 03/12/50 .................. 565 377,698
3.50% , 11/15/50 .................. 1,183 815,962
Station Casinos LLC
(d)
4.50% , 02/15/28 .................. 695 679,385
4.63% , 12/01/31 .................. 510 477,287
6.63% , 03/15/32 .................. 505 515,169
Studio City Co. Ltd., 7.00%, 02/15/27
(d)
..... 356 358,534
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Studio City Finance Ltd.
(d)
6.50% , 01/15/28 .................. USD 525 $ 520,105
5.00% , 01/15/29 .................. 1,090 1,022,141
Sunny Express Enterprises Corp.
(e)
2.95% , 03/01/27 .................. 600 586,951
3.00% , 10/23/29 .................. 400 379,554
3.13% , 04/23/30 .................. 600 570,034
TKC Holdings, Inc.
(d)
6.88% , 05/15/28 .................. 455 454,972
10.50% , 05/15/29 ................. 685 703,821
Travel + Leisure Co.
6.63% , 07/31/26
(d)
................. 640 644,878
6.00% , 04/01/27 .................. 465 468,391
4.50% , 12/01/29
(d)
................. 645 619,319
4.63% , 03/01/30
(d)
................. 375 359,825
Vail Resorts, Inc.
(d)
5.63% , 07/15/30 .................. 110 110,573
6.50% , 05/15/32 .................. 595 611,631
Viking Cruises Ltd.
(d)
5.88% , 09/15/27 .................. 920 918,886
7.00% , 02/15/29 .................. 450 453,400
9.13% , 07/15/31 .................. 715 769,080
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(d)
..................... 354 352,486
VOC Escrow Ltd., 5.00%, 02/15/28
(d)
...... 625 619,141
Voyager Parent LLC, 9.25%, 07/01/32
(d)
.... 1,080 1,142,742
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(d)
..................... 495 480,440
Wynn Las Vegas LLC, 5.25%, 05/15/27
(d)
... 895 893,846
Wynn Macau Ltd.
(d)
5.50% , 10/01/27 .................. 800 797,276
5.63% , 08/26/28 .................. 1,155 1,142,123
5.13% , 12/15/29 .................. 990 952,232
Wynn Resorts Finance LLC
(d)
5.13% , 10/01/29 .................. 667 661,656
7.13% , 02/15/31 .................. 995 1,058,102
6.25% , 03/15/33 .................. 780 781,986
Yum! Brands, Inc.
4.75% , 01/15/30
(d)
................. 795 783,418
3.63% , 03/15/31 .................. 1,021 940,955
4.63% , 01/31/32 .................. 1,075 1,028,987
5.38% , 04/01/32 .................. 930 925,225
6.88% , 11/15/37 .................. 235 252,647
5.35% , 11/01/43 .................. 302 285,337
190,284,168
Household Durables — 0.1%
Adams Homes, Inc., 9.25%, 10/15/28
(d)
.... 395 408,934
Arcelik A/S, 8.50%, 09/25/28
(e)
.......... 400 416,174
Ashton Woods USA LLC
(d)
4.63% , 08/01/29 .................. 360 342,387
4.63% , 04/01/30 .................. 420 394,909
6.88% , 08/01/33 .................. 235 234,782
Beazer Homes USA, Inc.
5.88% , 10/15/27 .................. 355 354,101
7.25% , 10/15/29
(c)
................. 365 367,249
7.50% , 03/15/31
(c) (d)
................ 255 257,645
Brookfield Residential Properties, Inc.
(d)
6.25% , 09/15/27 .................. 577 576,155
5.00% , 06/15/29 .................. 370 344,778
4.88% , 02/15/30 .................. 505 459,830
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(d)
825 686,001
Century Communities, Inc.
6.75% , 06/01/27 .................. 494 494,297
3.88% , 08/15/29
(d)
................. 498 458,634

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
DR Horton, Inc.
1.30% , 10/15/26 .................. USD 715 $ 688,062
1.40% , 10/15/27 .................. 430 403,512
4.85% , 10/15/30 .................. 80 80,437
5.00% , 10/15/34 .................. 40 39,544
5.50% , 10/15/35 .................. 545 552,648
Dream Finders Homes, Inc., 8.25%, 08/15/28
(d)
305 315,646
Empire Communities Corp., 9.75%, 05/01/29
(d)
490 500,217
Installed Building Products, Inc., 5.75%,
02/01/28
(d)
..................... 330 329,142
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(d)
..................... 425 459,404
KB Home
6.88% , 06/15/27 .................. 295 301,368
4.80% , 11/15/29 .................. 304 296,525
7.25% , 07/15/30 .................. 330 339,627
4.00% , 06/15/31 .................. 385 353,180
Leggett & Platt, Inc.
3.50% , 11/15/27 .................. 613 593,456
4.40% , 03/15/29 .................. 646 630,782
3.50% , 11/15/51 .................. 575 370,330
Lennar Corp.
5.00% , 06/15/27 .................. 725 728,153
4.75% , 11/29/27 .................. 805 807,551
5.20% , 07/30/30 .................. 515 524,580
LG Electronics, Inc.
(e)
5.63% , 04/24/27 .................. 400 406,262
5.63% , 04/24/29 .................. 200 206,652
LGI Homes, Inc.
(d)
8.75% , 12/15/28 .................. 410 429,333
4.00% , 07/15/29
(c)
................. 330 300,649
7.00% , 11/15/32
(c)
................. 435 418,312
M/I Homes, Inc.
4.95% , 02/01/28 .................. 380 376,521
3.95% , 02/15/30 .................. 330 307,391
Mattamy Group Corp.
(d)
5.25% , 12/15/27 .................. 510 507,185
4.63% , 03/01/30 .................. 625 599,546
MDC Holdings, Inc.
3.85% , 01/15/30 .................. 565 537,137
2.50% , 01/15/31 .................. 586 512,381
6.00% , 01/15/43 .................. 525 478,442
3.97% , 08/06/61 .................. 240 162,582
Meritage Homes Corp.
5.13% , 06/06/27 .................. 325 326,574
3.88% , 04/15/29
(d)
................. 675 651,892
5.65% , 03/15/35 .................. 260 259,154
Midea Investment Development Co. Ltd.,
2.88%, 02/24/27
(e)
................ 400 390,492
Mohawk Industries, Inc.
5.85% , 09/18/28 .................. 930 964,555
3.63% , 05/15/30 .................. 550 525,947
New Home Co., Inc. (The)
(d)
9.25% , 10/01/29 .................. 305 316,493
8.50% , 11/01/30 .................. 325 332,044
Newell Brands, Inc.
(j)
6.38% , 09/15/27 .................. 490 496,308
8.50% , 06/01/28
(d)
................. 380 398,624
6.63% , 09/15/29 .................. 548 544,834
6.38% , 05/15/30 .................. 910 884,527
6.63% , 05/15/32
(c)
................. 510 487,909
6.87% , 04/01/36 .................. 405 386,616
7.00% , 04/01/46 .................. 652 559,052
NVR, Inc., 3.00%, 05/15/30 ............ 355 331,297
Security
Par (000)
Par (000) Value
Household Durables (continued)
Panasonic Holdings Corp.
(d)
3.11% , 07/19/29 .................. USD 385 $ 364,733
5.30% , 07/16/34 .................. 530 538,612
PulteGroup, Inc.
5.00% , 01/15/27 .................. 669 672,254
7.88% , 06/15/32 .................. 373 435,379
6.38% , 05/15/33 .................. 435 467,227
6.00% , 02/15/35 .................. 288 299,960
Shea Homes LP
4.75% , 02/15/28 .................. 462 451,957
4.75% , 04/01/29 .................. 320 309,082
Somnigroup International, Inc.
(d)
4.00% , 04/15/29 .................. 790 750,589
3.88% , 10/15/31 .................. 825 744,951
STL Holding Co. LLC, 8.75%, 02/15/29
(d)
... 286 297,458
SWF Holdings I Corp., 6.50%, 10/06/29
(d)
... 182 88,779
Taylor Morrison Communities, Inc.
(d)
5.88% , 06/15/27 .................. 535 539,322
5.75% , 01/15/28 .................. 485 489,563
5.13% , 08/01/30 .................. 505 497,795
Toll Brothers Finance Corp.
4.88% , 03/15/27 .................. 804 805,747
4.35% , 02/15/28 .................. 615 612,133
3.80% , 11/01/29
(c)
................. 590 572,716
5.60% , 06/15/35 .................. 195 195,696
TopBuild Corp.
(d)
3.63% , 03/15/29 .................. 375 353,741
4.13% , 02/15/32 .................. 505 465,429
TRI Pointe Homes, Inc.
5.25% , 06/01/27 .................. 298 296,786
5.70% , 06/15/28 .................. 336 339,486
Vestel Elektronik Sanayi ve Ticaret A/S, 9.75%,
05/15/29
(e)
..................... 600 490,749
Whirlpool Corp.
4.75% , 02/26/29 .................. 858 838,052
6.13% , 06/15/30 .................. 140 139,671
2.40% , 05/15/31 .................. 335 280,432
4.70% , 05/14/32 .................. 360 329,671
5.50% , 03/01/33
(c)
................. 355 337,334
6.50% , 06/15/33 .................. 220 216,580
5.75% , 03/01/34
(c)
................. 300 286,544
4.50% , 06/01/46
(c)
................. 505 378,958
4.60% , 05/15/50
(c)
................. 485 361,665
41,457,802
Household Products — 0.1%
Central Garden & Pet Co.
5.13% , 02/01/28 .................. 370 368,479
4.13% , 10/15/30 .................. 497 467,125
4.13% , 04/30/31
(d)
................. 402 372,421
Church & Dwight Co., Inc.
3.15% , 08/01/27 .................. 1,125 1,100,046
2.30% , 12/15/31 .................. 480 416,626
5.60% , 11/15/32 .................. 660 690,776
3.95% , 08/01/47 .................. 504 391,930
5.00% , 06/15/52 .................. 535 478,271
Clorox Co. (The)
3.10% , 10/01/27 .................. 979 954,246
3.90% , 05/15/28 .................. 595 588,872
4.40% , 05/01/29 .................. 245 244,959
1.80% , 05/15/30 .................. 683 603,659
4.60% , 05/01/32 .................. 290 289,301
Colgate-Palmolive Co.
3.10% , 08/15/27 .................. 725 710,378
4.60% , 03/01/28 .................. 675 683,160

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Products (continued)
4.20% , 05/01/30 .................. USD 480 $ 479,003
3.25% , 08/15/32 .................. 575 529,175
4.60% , 03/01/33 .................. 685 688,049
4.00% , 08/15/45 .................. 645 531,116
3.70% , 08/01/47 .................. 670 516,942
Energizer Holdings, Inc.
(d)
6.50% , 12/31/27
(c)
................. 305 309,228
4.75% , 06/15/28 .................. 574 558,618
4.38% , 03/31/29 .................. 795 753,947
Kimberly-Clark Corp.
1.05% , 09/15/27 .................. 560 526,458
3.95% , 11/01/28 .................. 632 627,698
3.20% , 04/25/29 .................. 923 891,776
3.10% , 03/26/30 .................. 1,043 988,928
2.00% , 11/02/31
(c)
................. 365 320,074
4.50% , 02/16/33 .................. 680 679,652
6.63% , 08/01/37 .................. 787 903,221
5.30% , 03/01/41 .................. 210 209,918
3.20% , 07/30/46 .................. 620 439,328
3.90% , 05/04/47 .................. 450 355,675
2.88% , 02/07/50 .................. 658 426,296
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(e)
..................... 600 539,758
Kronos Acquisition Holdings, Inc.
(c)(d)
8.25% , 06/30/31 .................. 585 507,626
10.75% , 06/30/32 ................. 380 255,353
Procter & Gamble Co. (The)
2.45% , 11/03/26 .................. 643 629,277
1.90% , 02/01/27 .................. 645 624,501
2.80% , 03/25/27 .................. 1,085 1,062,269
2.85% , 08/11/27 .................. 1,330 1,298,194
3.95% , 01/26/28 .................. 680 679,088
4.35% , 01/29/29 .................. 885 892,047
4.15% , 10/24/29 .................. 500 500,363
3.00% , 03/25/30 .................. 1,825 1,732,144
4.05% , 05/01/30 .................. 745 740,309
1.20% , 10/29/30 .................. 1,880 1,616,017
1.95% , 04/23/31 .................. 581 513,999
2.30% , 02/01/32 .................. 392 349,838
4.05% , 01/26/33 .................. 925 906,027
4.55% , 01/29/34 .................. 715 712,883
5.80% , 08/15/34 .................. 465 502,589
4.55% , 10/24/34 .................. 500 497,458
4.60% , 05/01/35 .................. 725 720,558
5.55% , 03/05/37 .................. 375 399,902
3.55% , 03/25/40 .................. 590 498,643
3.50% , 10/25/47 .................. 460 351,725
3.60% , 03/25/50 .................. 675 509,844
Reckitt Benckiser Treasury Services plc, 3.00%,
06/26/27
(d)
..................... 1,583 1,545,831
SC Johnson & Son, Inc.
(d)
4.00% , 05/15/43 .................. 265 212,208
4.75% , 10/15/46 .................. 1,050 912,127
38,805,929
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(e)
6.30% , 03/15/29 .................. 400 413,448
6.25% , 03/14/32 .................. 400 407,106
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15% ,
06/10/55
(c) (g)
................... 600 627,512
AES Corp. (The)
5.45% , 06/01/28 .................. 1,015 1,030,892
3.95% , 07/15/30
(d)
................. 842 801,422
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
2.45% , 01/15/31 .................. USD 870 $ 768,864
5.80% , 03/15/32 .................. 130 131,943
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.20%), 7.60% ,
01/15/55
(g)
.................... 950 962,775
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.89%), 6.95% ,
07/15/55
(g)
.................... 515 497,236
Alexander Funding Trust II, 7.47%, 07/31/28
(d)
514 547,192
Atlantica Sustainable Infrastructure Ltd., 4.13%,
06/15/28
(d)
..................... 415 400,699
Aydem Yenilenebilir Enerji A/S, 7.75%,
02/02/27
(e)
..................... 540 535,131
Basin Electric Power Cooperative, 4.75%,
04/26/47
(d)
..................... 443 379,290
Calpine Corp.
(d)
4.50% , 02/15/28 .................. 1,245 1,231,415
5.13% , 03/15/28 .................. 1,464 1,456,842
4.63% , 02/01/29 .................. 645 633,976
5.00% , 02/01/31 .................. 862 853,043
3.75% , 03/01/31 .................. 880 827,349
Clearway Energy Operating LLC
(d)
4.75% , 03/15/28 .................. 836 821,462
3.75% , 02/15/31 .................. 923 841,905
3.75% , 01/15/32 .................. 365 324,284
Colbun SA
(e)
3.95% , 10/11/27 .................. 400 394,913
3.15% , 03/06/30
(c)
................. 800 745,058
3.15% , 01/19/32 .................. 400 356,399
Cometa Energia SA de CV, 6.38%, 04/24/35
(e)
431 446,522
Constellation Energy Generation LLC
5.60% , 03/01/28 .................. 835 860,045
5.80% , 03/01/33 .................. 605 638,904
6.13% , 01/15/34 .................. 505 543,150
6.25% , 10/01/39 .................. 920 978,420
5.75% , 10/01/41 .................. 485 485,399
5.60% , 06/15/42 .................. 900 884,028
6.50% , 10/01/53 .................. 885 956,553
5.75% , 03/15/54 .................. 855 839,318
Emirates Semb Corp. Water & Power Co.
PJSC, 4.45%, 08/01/35
(d)
........... 400 377,190
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple, 7.25%, 01/31/41
(e)
.... 1,442 1,474,854
Great River Energy
(c)(d)
6.25% , 07/01/38 .................. 327 341,854
7.23% , 07/01/38 .................. 463 503,745
JERA Co., Inc., 3.67%, 04/14/27
(e)
........ 200 196,652
Lightning Power LLC, 7.25%, 08/15/32
(d)
.... 1,460 1,527,520
Oglethorpe Power Corp.
6.19% , 01/01/31
(d)
................. 649 676,307
5.95% , 11/01/39 .................. 485 493,709
5.38% , 11/01/40 .................. 465 449,367
4.50% , 04/01/47 .................. 495 406,171
5.05% , 10/01/48 .................. 601 530,795
3.75% , 08/01/50 .................. 340 239,564
5.25% , 09/01/50 .................. 418 373,733
6.20% , 12/01/53 .................. 485 496,190
5.80% , 06/01/54 .................. 495 477,139
5.90% , 02/01/55 .................. 255 251,155
Pertamina Geothermal Energy PT, 5.15%,
04/27/28
(e)
..................... 400 403,933
ReNew Wind Energy AP2, 4.50%, 07/14/28
(e)
. 600 571,592
Saavi Energia SARL, 8.88%, 02/10/35
(e)
.... 1,000 1,042,758

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
San Miguel Global Power Holdings Corp.
(e)(g)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 7.16%), 5.45% USD 600 $ 580,735
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 7.73%), 8.75% 800 800,911
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 6.40%), 8.13% 600 588,182
Southern Power Co.
5.15% , 09/15/41 .................. 590 555,108
5.25% , 07/15/43 .................. 304 284,887
Series F , 4.95% , 12/15/46 ............ 401 349,088
Talen Energy Supply LLC, 8.63%, 06/01/30
(d)
. 1,180 1,254,225
TransAlta Corp.
7.75% , 11/15/29 .................. 428 445,469
6.50% , 03/15/40 .................. 297 287,892
Tri-State Generation & Transmission
Association, Inc., 6.00%, 06/15/40
(d)
..... 245 244,746
Zorlu Enerji Elektrik Uretim A/S, 11.00%,
04/23/30
(e)
..................... 1,000 973,802
39,821,768
Industrial Conglomerates — 0.1%
3M Co.
2.25% , 09/19/26 .................. 555 541,288
2.88% , 10/15/27 .................. 802 778,575
3.63% , 09/14/28 .................. 677 663,072
3.38% , 03/01/29 .................. 992 958,584
2.38% , 08/26/29 .................. 1,122 1,037,420
4.80% , 03/15/30 .................. 395 399,149
3.05% , 04/15/30 .................. 818 768,028
5.15% , 03/15/35 .................. 480 483,890
5.70% , 03/15/37 .................. 510 534,321
3.88% , 06/15/44 .................. 380 301,664
3.13% , 09/19/46 .................. 595 405,716
3.63% , 10/15/47 .................. 652 479,048
4.00% , 09/14/48 .................. 1,261 996,799
3.25% , 08/26/49 .................. 1,078 730,096
3.70% , 04/15/50 .................. 240 174,673
CITIC Ltd.
(e)
2.88% , 02/17/27 .................. 1,200 1,170,008
3.88% , 02/28/27 .................. 800 791,752
4.00% , 01/11/28 .................. 400 395,169
2.85% , 02/25/30 .................. 800 747,518
3.50% , 02/17/32 .................. 200 185,360
Honeywell International, Inc.
2.50% , 11/01/26 .................. 1,848 1,806,706
1.10% , 03/01/27 .................. 1,215 1,155,966
4.65% , 07/30/27 .................. 1,245 1,253,448
4.95% , 02/15/28 .................. 595 605,406
4.25% , 01/15/29 .................. 1,135 1,133,464
2.70% , 08/15/29 .................. 1,025 964,176
4.88% , 09/01/29 .................. 690 704,142
4.70% , 02/01/30 .................. 795 803,696
1.95% , 06/01/30 .................. 995 888,293
1.75% , 09/01/31 .................. 825 700,465
4.95% , 09/01/31 .................. 1,010 1,029,331
4.75% , 02/01/32 .................. 660 662,808
5.00% , 02/15/33 .................. 750 758,794
4.50% , 01/15/34 .................. 920 895,168
5.00% , 03/01/35 .................. 1,395 1,394,477
5.70% , 03/15/36 .................. 519 542,864
5.70% , 03/15/37 .................. 702 730,711
5.38% , 03/01/41 .................. 495 501,130
3.81% , 11/21/47 .................. 604 462,513
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
2.80% , 06/01/50 .................. USD 1,152 $ 724,762
5.25% , 03/01/54 .................. 870 818,001
5.35% , 03/01/64 .................. 585 549,012
Hutchison Whampoa International 03/33 Ltd.,
7.45%, 11/24/33
(d)
................ 400 465,598
Mega Advance Investments Ltd., 6.38%,
05/12/41
(d)
..................... 200 214,926
Pentair Finance SARL
4.50% , 07/01/29 .................. 725 721,679
5.90% , 07/15/32 .................. 315 329,108
Siemens Funding BV
(d)
4.35% , 05/26/28 .................. 900 902,532
4.60% , 05/28/30 .................. 1,000 1,009,076
4.90% , 05/28/32 .................. 1,000 1,018,522
5.20% , 05/28/35 .................. 855 875,771
5.80% , 05/28/55 .................. 320 332,193
5.90% , 05/28/65 .................. 215 224,164
37,721,032
Industrial REITs — 0.1%
Americold Realty Operating Partnership LP
5.60% , 05/15/32 .................. 355 354,925
5.41% , 09/12/34 .................. 260 252,588
Cibanco SA Ibm, 4.96%, 07/18/29
(e)
....... 400 387,541
First Industrial LP, 5.25%, 01/15/31 ....... 250 251,754
Goodman US Finance Five LLC, 4.63%,
05/04/32
(d)
..................... 360 351,311
Goodman US Finance Four LLC, 4.50%,
10/15/37
(d)
..................... 40 36,159
Goodman US Finance Six LLC, 5.13%,
10/07/34
(d)
..................... 445 441,412
Goodman US Finance Three LLC, 3.70%,
03/15/28
(c) (d)
.................... 540 527,423
Lineage OP LP, 5.25%, 07/15/30
(d)
....... 130 130,564
LXP Industrial Trust
6.75% , 11/15/28 .................. 620 654,528
2.70% , 09/15/30 .................. 185 165,099
2.38% , 10/01/31 .................. 80 67,564
Prologis LP
3.25% , 10/01/26 .................. 605 596,752
2.13% , 04/15/27 .................. 538 518,835
3.38% , 12/15/27 .................. 460 450,734
4.88% , 06/15/28 .................. 1,065 1,081,696
3.88% , 09/15/28 .................. 570 562,559
4.00% , 09/15/28 .................. 417 412,784
4.38% , 02/01/29 .................. 635 636,331
2.88% , 11/15/29 .................. 310 291,189
2.25% , 04/15/30 .................. 1,061 962,129
1.75% , 07/01/30 .................. 688 602,382
1.25% , 10/15/30 .................. 971 825,682
4.75% , 01/15/31 .................. 800 805,701
1.75% , 02/01/31 .................. 465 402,556
1.63% , 03/15/31 .................. 470 400,882
2.25% , 01/15/32 .................. 545 470,737
4.63% , 01/15/33 .................. 550 544,038
4.75% , 06/15/33 .................. 670 665,097
5.13% , 01/15/34 .................. 804 812,223
5.00% , 03/15/34 .................. 775 774,662
5.00% , 01/31/35 .................. 500 498,098
5.25% , 05/15/35 .................. 520 526,623
4.38% , 09/15/48 .................. 545 448,965
3.05% , 03/01/50 .................. 422 272,915
3.00% , 04/15/50 .................. 688 441,992
2.13% , 10/15/50 .................. 618 325,685
5.25% , 06/15/53 .................. 785 733,176

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial REITs (continued)
5.25% , 03/15/54 .................. USD 630 $ 587,969
Rexford Industrial Realty LP
5.00% , 06/15/28 .................. 250 252,157
2.13% , 12/01/30 .................. 605 525,329
2.15% , 09/01/31 .................. 480 410,091
20,460,837
Insurance — 1.4%
200 Park Funding Trust, 5.74%, 02/15/55
(d)
.. 100 98,250
ACE Capital Trust II, 9.70%, 04/01/30 ..... 573 684,137
Acrisure LLC
(d)
8.25% , 02/01/29 .................. 925 955,487
4.25% , 02/15/29 .................. 725 691,828
8.50% , 06/15/29 .................. 490 511,825
6.00% , 08/01/29 .................. 525 511,969
7.50% , 11/06/30 .................. 1,095 1,131,115
6.75% , 07/01/32 .................. 195 197,445
Aegon Funding Co. LLC, 5.50%, 04/16/27
(c) (d)
. 600 605,891
Aegon Ltd., 5.50%, 04/11/48
(g)
.......... 375 375,936
Aflac, Inc.
2.88% , 10/15/26 .................. 567 557,124
3.60% , 04/01/30 .................. 1,105 1,068,089
4.00% , 10/15/46 .................. 402 313,505
4.75% , 01/15/49 .................. 525 453,797
AIA Group Ltd.
(d)
5.63% , 10/25/27 .................. 1,335 1,370,340
3.90% , 04/06/28 .................. 798 788,235
3.60% , 04/09/29
(c)
................. 1,243 1,210,955
3.38% , 04/07/30
(c)
................. 1,261 1,206,703
4.95% , 04/04/33
(c)
................. 1,175 1,182,881
5.38% , 04/05/34 .................. 560 571,121
4.95% , 03/30/35 .................. 405 400,672
3.20% , 09/16/40 .................. 1,935 1,480,914
4.88% , 03/11/44 .................. 390 359,492
4.50% , 03/16/46
(c)
................. 665 579,364
5.40% , 09/30/54 .................. 495 464,972
AIG SunAmerica Global Financing X, 6.90%,
03/15/32
(d)
..................... 896 989,084
Alleghany Corp.
3.63% , 05/15/30 .................. 230 222,049
4.90% , 09/15/44 .................. 430 390,188
3.25% , 08/15/51 .................. 590 395,710
Alliant Holdings Intermediate LLC
(d)
4.25% , 10/15/27 .................. 745 729,334
6.75% , 10/15/27 .................. 1,290 1,293,221
6.75% , 04/15/28 .................. 1,275 1,292,196
5.88% , 11/01/29 .................. 469 461,922
7.00% , 01/15/31 .................. 1,305 1,341,695
6.50% , 10/01/31 .................. 955 969,812
7.38% , 10/01/32 .................. 675 694,022
Allianz SE
(d)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.23%), 6.35% ,
09/06/53 ..................... 1,175 1,239,625
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 5.60% ,
09/03/54 ..................... 1,155 1,158,479
Allstate Corp. (The)
3.28% , 12/15/26 .................. 1,076 1,058,541
5.05% , 06/24/29 .................. 360 367,636
1.45% , 12/15/30 .................. 1,425 1,208,824
5.25% , 03/30/33 .................. 665 678,816
5.35% , 06/01/33 .................. 248 254,879
5.55% , 05/09/35 .................. 827 854,000
5.95% , 04/01/36 .................. 445 470,858
Security
Par (000)
Par (000) Value
Insurance (continued)
4.50% , 06/15/43 .................. USD 423 $ 364,737
4.20% , 12/15/46 .................. 738 600,318
3.85% , 08/10/49 .................. 695 523,538
6.50% , 05/15/57
(g)
................. 464 474,548
American Financial Group, Inc.
5.25% , 04/02/30
(c)
................. 185 190,168
4.50% , 06/15/47 .................. 739 596,546
American International Group, Inc.
4.20% , 04/01/28 .................. 690 685,750
4.85% , 05/07/30
(c)
................. 140 141,855
3.40% , 06/30/30 .................. 995 944,761
5.13% , 03/27/33 .................. 650 657,755
3.88% , 01/15/35 .................. 435 397,281
5.45% , 05/07/35 .................. 245 250,214
4.50% , 07/16/44 .................. 860 746,557
4.80% , 07/10/45 .................. 35 31,445
4.75% , 04/01/48 .................. 949 835,524
4.38% , 06/30/50 .................. 950 785,787
American National Global Funding
(d)
5.55% , 01/28/30 .................. 195 198,403
5.25% , 06/03/30 .................. 440 442,720
American National Group, Inc.
5.00% , 06/15/27 .................. 956 958,799
5.75% , 10/01/29 .................. 125 127,511
6.14% , 06/13/32
(d)
................. 145 148,330
6.00% , 07/15/35 .................. 475 477,586
Americo Life, Inc., 3.45%, 04/15/31
(d)
...... 620 550,887
AmFam Holdings, Inc.
(d)
2.81% , 03/11/31 .................. 655 559,095
3.83% , 03/11/51 .................. 595 375,187
AmWINS Group, Inc.
(d)
6.38% , 02/15/29 .................. 750 763,764
4.88% , 06/30/29 .................. 805 781,544
Amynta Agency Borrower, Inc. and Amynta
Warranty Borrower, Inc., 7.50%, 07/15/33
(d)
200 200,570
Aon Corp.
8.21% , 01/01/27 .................. 700 731,566
2.85% , 05/28/27 .................. 525 511,022
4.50% , 12/15/28 .................. 521 522,101
3.75% , 05/02/29 .................. 1,039 1,013,260
2.80% , 05/15/30 .................. 1,303 1,207,723
2.05% , 08/23/31 .................. 690 593,624
2.60% , 12/02/31 .................. 385 339,914
5.00% , 09/12/32 .................. 565 571,471
5.35% , 02/28/33 .................. 736 754,904
6.25% , 09/30/40 .................. 355 377,184
2.90% , 08/23/51 .................. 510 311,835
3.90% , 02/28/52 .................. 1,205 884,101
Aon Global Ltd.
4.60% , 06/14/44 .................. 830 715,495
4.75% , 05/15/45 .................. 462 401,618
Aon North America, Inc.
5.13% , 03/01/27 .................. 710 717,056
5.15% , 03/01/29 .................. 960 980,088
5.30% , 03/01/31 .................. 875 901,395
5.45% , 03/01/34 .................. 1,555 1,589,738
5.75% , 03/01/54 .................. 1,725 1,679,873
APH Somerset Investor 2 LLC, 7.88%,
11/01/29
(d)
..................... 770 793,473
Arch Capital Finance LLC
4.01% , 12/15/26 .................. 642 637,793
5.03% , 12/15/46 .................. 508 457,545
Arch Capital Group Ltd.
7.35% , 05/01/34 .................. 383 439,687
3.64% , 06/30/50 .................. 961 696,813

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Arch Capital Group US, Inc., 5.14%, 11/01/43 USD 608 $ 561,414
Ardonagh Finco Ltd., 7.75%, 02/15/31
(d)
.... 1,165 1,214,622
Ardonagh Group Finance Ltd., 8.88%,
02/15/32
(d)
..................... 1,410 1,483,510
Argentum Netherlands BV for Swiss Re Ltd.,
5.63%, 08/15/52
(e) (g)
............... 400 402,078
Arthur J Gallagher & Co.
4.60% , 12/15/27 .................. 680 682,191
4.85% , 12/15/29 .................. 385 388,404
2.40% , 11/09/31 .................. 815 709,440
5.00% , 02/15/32 .................. 435 438,368
5.50% , 03/02/33 .................. 250 256,630
6.50% , 02/15/34 .................. 655 714,552
5.45% , 07/15/34 .................. 335 341,000
5.15% , 02/15/35 .................. 860 854,750
3.50% , 05/20/51 .................. 1,460 1,002,215
3.05% , 03/09/52 .................. 610 378,161
5.75% , 03/02/53 .................. 657 634,472
6.75% , 02/15/54 .................. 490 533,971
5.75% , 07/15/54 .................. 345 332,793
5.55% , 02/15/55 .................. 290 273,803
Ascot Group Ltd., 4.25%, 12/15/30
(d)
...... 595 535,406
Aspen Insurance Holdings Ltd., 5.75%,
07/01/30 ...................... 10 10,164
Assurant, Inc.
4.90% , 03/27/28 .................. 727 731,637
3.70% , 02/22/30 .................. 441 419,891
2.65% , 01/15/32 .................. 150 129,068
7.00% , 03/27/48
(g)
................. 411 419,611
Assured Guaranty Municipal Holdings, Inc.,
6.40%, 12/15/66
(d) (g)
............... 426 393,607
Assured Guaranty US Holdings, Inc.
6.13% , 09/15/28 .................. 65 67,954
3.15% , 06/15/31 .................. 455 419,372
3.60% , 09/15/51 .................. 548 373,927
AssuredPartners, Inc.
(d)
5.63% , 01/15/29 .................. 655 653,491
7.50% , 02/15/32
(c)
................. 505 539,354
Athene Global Funding
(d)
4.86% , 08/27/26 .................. 350 351,228
1.73% , 10/02/26 .................. 787 760,535
2.95% , 11/12/26 .................. 518 507,153
4.95% , 01/07/27 .................. 250 251,131
5.34% , 01/15/27 .................. 130 131,158
5.52% , 03/25/27 .................. 1,005 1,019,280
5.35% , 07/09/27 .................. 290 294,101
2.45% , 08/20/27 .................. 250 239,195
2.50% , 03/24/28 .................. 155 146,798
4.83% , 05/09/28 .................. 150 150,551
1.99% , 08/19/28 .................. 1,290 1,196,508
2.72% , 01/07/29 .................. 290 270,420
5.58% , 01/09/29 .................. 865 889,342
4.72% , 10/08/29 .................. 260 258,603
5.38% , 01/07/30 .................. 450 458,302
5.03% , 07/17/30 .................. 475 478,109
2.55% , 11/19/30 .................. 800 708,698
2.67% , 06/07/31 .................. 590 516,086
5.53% , 07/11/31 .................. 610 621,575
2.65% , 10/04/31 .................. 435 380,093
5.32% , 11/13/31 .................. 680 684,139
Athene Holding Ltd.
4.13% , 01/12/28 .................. 1,266 1,254,119
6.15% , 04/03/30 .................. 765 810,315
3.50% , 01/15/31 .................. 632 592,503
6.65% , 02/01/33 .................. 505 543,479
Security
Par (000)
Par (000) Value
Insurance (continued)
5.88% , 01/15/34
(c)
................. USD 675 $ 695,934
3.95% , 05/25/51 .................. 730 511,564
3.45% , 05/15/52 .................. 516 326,247
6.25% , 04/01/54 .................. 930 917,526
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.61%), 6.63% ,
10/15/54
(g)
.................... 580 571,234
6.63% , 05/19/55 .................. 370 380,332
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.58%), 6.88% ,
06/28/55
(g)
.................... 500 493,689
AXA SA
8.60% , 12/15/30 .................. 30 35,565
(SOFR Index + 4.14%), 5.13% , 01/17/47
(e) (g)
400 400,681
AXIS Specialty Finance LLC
3.90% , 07/15/29 .................. 551 535,092
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.19%), 4.90% ,
01/15/40
(g)
.................... 196 188,255
AXIS Specialty Finance plc, 4.00%, 12/06/27 . 720 709,138
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31
(d)
..................... 600 619,379
Beacon Funding Trust, 6.27%, 08/15/54
(d)
... 765 756,606
Beazley Insurance DAC, 5.50%, 09/10/29
(e)
.. 400 398,775
Berkshire Hathaway Finance Corp.
2.30% , 03/15/27 .................. 1,270 1,235,740
1.85% , 03/12/30 .................. 649 585,528
1.45% , 10/15/30 .................. 1,300 1,131,638
2.88% , 03/15/32 .................. 970 889,284
5.75% , 01/15/40 .................. 948 1,014,995
4.40% , 05/15/42 .................. 858 779,611
4.30% , 05/15/43 .................. 595 519,032
4.20% , 08/15/48 .................. 1,721 1,425,698
4.25% , 01/15/49 .................. 1,760 1,467,524
2.85% , 10/15/50 .................. 2,008 1,275,949
2.50% , 01/15/51 .................. 1,342 793,851
3.85% , 03/15/52 .................. 2,230 1,701,971
Brighthouse Financial Global Funding
(d)
5.55% , 04/09/27 .................. 300 303,567
2.00% , 06/28/28 .................. 545 500,623
5.65% , 06/10/29 .................. 535 544,852
Brighthouse Financial, Inc.
3.70% , 06/22/27 .................. 1,060 1,033,826
5.63% , 05/15/30 .................. 710 711,491
4.70% , 06/22/47 .................. 1,026 760,335
3.85% , 12/22/51 .................. 470 288,277
BroadStreet Partners, Inc., 5.88%, 04/15/29
(d)
730 724,982
Brown & Brown, Inc.
4.60% , 12/23/26 .................. 450 450,578
4.70% , 06/23/28 .................. 480 481,288
4.50% , 03/15/29 .................. 262 260,683
4.90% , 06/23/30 .................. 450 451,601
2.38% , 03/15/31 .................. 900 790,359
4.20% , 03/17/32 .................. 435 413,192
5.25% , 06/23/32 .................. 525 531,459
5.65% , 06/11/34 .................. 520 529,243
5.55% , 06/23/35 .................. 905 914,962
4.95% , 03/17/52 .................. 715 611,754
6.25% , 06/23/55 .................. 250 256,308
Cathaylife Singapore Pte. Ltd.
(e)
5.95% , 07/05/34 .................. 600 622,995
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.30% ,
09/05/39
(g)
.................... 200 197,726

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
China Life Insurance Overseas Co. Ltd.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.23%), 5.35%,
08/15/33
(e) (g)
.................... USD 2,400 $ 2,447,576
China Taiping Insurance Holdings Co. Ltd.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.07%),
6.40%
(e) (g) (i)
.................... 2,200 2,290,010
Chubb Corp. (The)
6.00% , 05/11/37 .................. 654 701,962
Series 1 , 6.50% , 05/15/38 ............ 745 830,693
Chubb INA Holdings LLC
4.65% , 08/15/29 .................. 845 855,272
1.38% , 09/15/30 .................. 1,024 884,801
5.00% , 03/15/34 .................. 1,220 1,233,643
6.70% , 05/15/36 .................. 465 523,804
4.15% , 03/13/43 .................. 225 190,425
4.35% , 11/03/45 .................. 1,175 1,008,130
2.85% , 12/15/51 .................. 970 618,503
3.05% , 12/15/61 .................. 923 559,979
Cincinnati Financial Corp.
6.92% , 05/15/28 .................. 155 165,471
6.13% , 11/01/34 .................. 728 768,781
CNA Financial Corp.
3.45% , 08/15/27 .................. 535 524,828
3.90% , 05/01/29 .................. 570 556,395
2.05% , 08/15/30 .................. 350 307,120
5.50% , 06/15/33 .................. 430 439,532
5.13% , 02/15/34 .................. 510 506,102
CNO Financial Group, Inc.
5.25% , 05/30/29 .................. 769 775,562
6.45% , 06/15/34 .................. 750 781,531
CNO Global Funding
(d)
1.75% , 10/07/26 .................. 365 352,532
5.88% , 06/04/27 .................. 345 352,827
4.88% , 12/10/27 .................. 90 90,477
2.65% , 01/06/29 .................. 490 457,939
4.95% , 09/09/29 .................. 445 448,805
Constellation Insurance, Inc.
(d)
6.80% , 01/24/30 .................. 490 482,809
6.63% , 05/01/31 .................. 260 249,930
Corebridge Global Funding
(d)
4.65% , 08/20/27 .................. 330 331,320
4.90% , 01/07/28 .................. 15 15,155
5.90% , 09/19/28 .................. 600 622,763
5.20% , 01/12/29 .................. 855 871,084
5.20% , 06/24/29 .................. 475 484,416
4.90% , 12/03/29 .................. 340 343,278
4.85% , 06/06/30 .................. 425 426,920
Dai-ichi Life Insurance Co. Ltd. (The), (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 2.52%), 6.20%
(d) (g) (i)
... 500 510,050
Doctors Co. An Interinsurance Exchange (The),
4.50%, 01/18/32
(d)
................ 400 350,887
E.ON International Finance BV, 6.65%,
04/30/38
(d)
..................... 690 755,583
Empower Finance 2020 LP
(d)
1.36% , 09/17/27 .................. 575 537,554
1.78% , 03/17/31 .................. 702 612,204
3.08% , 09/17/51 .................. 805 503,324
Enstar Finance LLC, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.01%), 5.50%, 01/15/42
(g)
........... 396 389,027
Enstar Group Ltd.
4.95% , 06/01/29 .................. 732 734,309
Security
Par (000)
Par (000) Value
Insurance (continued)
3.10% , 09/01/31 .................. USD 780 $ 686,204
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.19%), 7.50% ,
04/01/45
(d) (g)
................... 45 46,420
Equitable America Global Funding
(d)
4.65% , 06/09/28 .................. 320 320,934
4.95% , 06/09/30 .................. 400 403,170
Equitable Financial Life Global Funding
(d)
1.70% , 11/12/26 .................. 940 906,454
1.40% , 08/27/27 .................. 235 220,462
4.88% , 11/19/27 .................. 525 529,481
5.45% , 03/03/28 .................. 830 849,922
1.80% , 03/08/28 .................. 697 650,604
5.00% , 03/27/30 .................. 300 303,809
1.75% , 11/15/30 .................. 367 316,151
Everest Reinsurance Holdings, Inc.
4.87% , 06/01/44 .................. 485 426,307
3.50% , 10/15/50 .................. 1,005 681,866
3.13% , 10/15/52 .................. 904 559,708
F&G Annuities & Life, Inc.
7.40% , 01/13/28 .................. 590 617,482
6.50% , 06/04/29 .................. 680 700,574
6.25% , 10/04/34
(c)
................. 345 343,538
F&G Global Funding
(d)
2.30% , 04/11/27 .................. 690 662,574
5.88% , 06/10/27 .................. 60 61,257
2.00% , 09/20/28 .................. 596 546,824
5.88% , 01/16/30 .................. 60 61,464
Fairfax Financial Holdings Ltd.
4.85% , 04/17/28 .................. 695 699,100
4.63% , 04/29/30 .................. 336 333,352
3.38% , 03/03/31 .................. 500 463,263
5.63% , 08/16/32 .................. 920 940,662
6.00% , 12/07/33 .................. 585 609,203
5.75% , 05/20/35
(d)
................. 500 504,214
6.35% , 03/22/54 .................. 935 940,423
6.10% , 03/15/55 .................. 690 670,789
Farmers Exchange Capital, 7.05%, 07/15/28
(d)
560 588,222
Farmers Exchange Capital II, (3-mo. CME Term
SOFR + 4.01%), 6.15%, 11/01/53
(d) (g)
.... 345 329,776
Farmers Exchange Capital III, (3-mo. CME
Term SOFR + 3.45%), 5.45%, 10/15/54
(d) (g)
. 530 481,776
Farmers Insurance Exchange
(d)(g)
4.75% , 11/01/57 .................. 425 347,457
(10-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 7.00% ,
10/15/64 ..................... 35 35,949
Fidelity National Financial, Inc.
4.50% , 08/15/28 .................. 231 229,850
3.40% , 06/15/30 .................. 870 812,579
2.45% , 03/15/31 .................. 813 705,310
3.20% , 09/17/51 .................. 621 381,515
First American Financial Corp.
4.00% , 05/15/30 .................. 280 266,539
2.40% , 08/15/31 .................. 645 552,221
5.45% , 09/30/34 .................. 420 411,795
Five Corners Funding Trust II, 2.85%,
05/15/30
(d)
..................... 2,097 1,939,998
Five Corners Funding Trust III, 5.79%,
02/15/33
(d)
..................... 1,255 1,300,992
Five Corners Funding Trust IV, 6.00%,
02/15/53
(c) (d)
.................... 720 728,385
Fortitude Group Holdings LLC, 6.25%,
04/01/30
(d)
..................... 270 277,014

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
FWD Group Holdings Ltd.
(e)
7.64% , 07/02/31 .................. USD 600 $ 662,649
7.78% , 12/06/33 .................. 400 460,199
GA Global Funding Trust
(d)
2.25% , 01/06/27 .................. 635 613,399
4.40% , 09/23/27 .................. 450 448,372
1.95% , 09/15/28 .................. 645 594,652
5.50% , 01/08/29 .................. 660 674,398
5.40% , 01/13/30 .................. 300 307,306
5.20% , 12/09/31 .................. 150 150,040
2.90% , 01/06/32 .................. 880 767,349
5.50% , 04/01/32 .................. 300 303,664
5.90% , 01/13/35 .................. 500 507,828
Genworth Holdings, Inc., 6.50%, 06/15/34 ... 292 291,538
Global Atlantic Fin Co.
(d)
4.40% , 10/15/29 .................. 870 847,329
3.13% , 06/15/31 .................. 945 840,343
7.95% , 06/15/33 .................. 694 784,671
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.80%), 4.70% ,
10/15/51
(g)
.................... 752 736,092
6.75% , 03/15/54 .................. 650 667,697
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.61%), 7.95% ,
10/15/54
(g)
.................... 600 626,789
Globe Life, Inc.
4.55% , 09/15/28 .................. 1,142 1,142,560
2.15% , 08/15/30 .................. 940 831,599
4.80% , 06/15/32 .................. 205 201,692
5.85% , 09/15/34 .................. 300 310,789
Great Eastern Life Assurance Co. Ltd. (The),
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 0.70%), 5.40%
(e) (g) (i)
... 400 396,844
Great-West Lifeco Finance 2018 LP
(d)
4.05% , 05/17/28 .................. 720 709,800
4.58% , 05/17/48 .................. 645 539,922
Great-West Lifeco Finance Delaware LP,
4.15%, 06/03/47
(d)
................ 669 528,402
Guardian Life Global Funding
(d)
3.25% , 03/29/27 .................. 570 559,396
1.40% , 07/06/27 .................. 505 477,663
5.55% , 10/28/27 .................. 775 794,467
1.25% , 11/19/27 .................. 705 657,616
1.63% , 09/16/28 .................. 573 527,795
5.74% , 10/02/28 .................. 400 415,966
4.18% , 09/26/29 .................. 400 396,089
4.80% , 04/28/30 .................. 475 480,421
Guardian Life Insurance Co. of America (The)
(d)
4.88% , 06/19/64 .................. 303 258,482
3.70% , 01/22/70 .................. 451 299,879
4.85% , 01/24/77 .................. 775 639,126
Hanover Insurance Group, Inc. (The), 2.50%,
09/01/30 ...................... 610 543,270
Hanwha Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.85%), 3.38%, 02/04/32
(e) (g)
... 800 780,146
Hartford Insurance Group, Inc. (The)
2.80% , 08/19/29 .................. 620 581,385
5.95% , 10/15/36 .................. 365 385,380
6.10% , 10/01/41 .................. 492 510,308
4.30% , 04/15/43 .................. 347 291,765
4.40% , 03/15/48 .................. 480 399,869
3.60% , 08/19/49 .................. 790 574,827
2.90% , 09/15/51 .................. 725 453,808
Security
Par (000)
Par (000) Value
Insurance (continued)
High Street Funding Trust II, 4.68%,
02/15/48
(c) (d)
.................... USD 375 $ 318,104
Horace Mann Educators Corp., 7.25%,
09/15/28 ...................... 85 90,656
Howden UK Refinance plc
(d)
7.25% , 02/15/31 .................. 1,065 1,102,878
8.13% , 02/15/32 .................. 500 520,679
HUB International Ltd.
(d)
5.63% , 12/01/29 .................. 550 545,961
7.25% , 06/15/30 .................. 3,235 3,373,923
7.38% , 01/31/32 .................. 1,800 1,874,695
Intact Financial Corp., 5.46%, 09/22/32
(d)
... 525 534,318
Jackson National Life Global Funding
(d)
4.90% , 01/13/27 .................. 300 301,025
5.25% , 04/12/28 .................. 320 324,400
3.05% , 06/21/29
(c)
................. 270 252,704
5.35% , 01/13/30 .................. 300 308,376
Jones Deslauriers Insurance Management,
Inc.
(d)
8.50% , 03/15/30 .................. 745 786,139
10.50% , 12/15/30 ................. 505 538,453
Kemper Corp.
2.40% , 09/30/30 .................. 490 429,784
3.80% , 02/23/32 .................. 406 368,977
Kyobo Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.89%), 5.90%, 06/15/52
(e) (g)
... 400 403,948
La Mondiale SAM
(e)(g)
(5-Year USD Swap Rate + 4.48%), 5.88% ,
01/26/47 ..................... 576 579,085
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.24%), 4.80% ,
01/18/48 ..................... 200 196,355
Legal & General Group plc, (5-Year USD Swap
Semi + 3.69%), 5.25%, 03/21/47
(e) (g)
..... 200 199,935
Liberty Mutual Group, Inc.
(d)
4.57% , 02/01/29 .................. 1,510 1,507,776
7.80% , 03/15/37 .................. 420 491,442
4.85% , 08/01/44 .................. 150 128,395
3.95% , 10/15/50 .................. 1,255 929,217
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.32%), 4.13% ,
12/15/51
(g)
.................... 492 478,854
5.50% , 06/15/52 .................. 1,162 1,083,365
3.95% , 05/15/60 .................. 885 602,048
4.30% , 02/01/61 .................. 780 477,668
Lincoln Financial Global Funding
(d)
4.63% , 05/28/28 .................. 485 486,107
5.30% , 01/13/30 .................. 35 35,887
Lincoln National Corp.
3.63% , 12/12/26 .................. 778 767,696
3.80% , 03/01/28 .................. 812 795,612
3.05% , 01/15/30
(c)
................. 893 835,052
2.33% , 08/15/30
(d)
................. 735 654,174
3.40% , 01/15/31 .................. 625 579,123
3.40% , 03/01/32 .................. 480 434,569
5.85% , 03/15/34 .................. 460 471,015
6.30% , 10/09/37 .................. 473 495,203
7.00% , 06/15/40 .................. 549 604,138
4.35% , 03/01/48 .................. 152 120,745
Loews Corp.
3.20% , 05/15/30 .................. 845 798,111
6.00% , 02/01/35 .................. 45 48,537
4.13% , 05/15/43 .................. 687 575,711

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Manulife Financial Corp.
2.48% , 05/19/27 .................. USD 786 $ 760,182
(5-Year USD Swap Rate + 1.65%), 4.06% ,
02/24/32
(g)
.................... 870 857,908
3.70% , 03/16/32 .................. 335 316,505
5.38% , 03/04/46 .................. 856 844,075
Markel Group, Inc.
3.50% , 11/01/27 .................. 460 449,179
3.35% , 09/17/29 .................. 830 795,835
5.00% , 04/05/46 .................. 484 427,574
4.30% , 11/01/47 .................. 180 143,374
5.00% , 05/20/49 .................. 710 617,184
4.15% , 09/17/50 .................. 511 389,883
3.45% , 05/07/52 .................. 305 203,751
6.00% , 05/16/54 .................. 660 656,070
Marsh & McLennan Cos., Inc.
4.55% , 11/08/27 .................. 1,030 1,036,102
4.38% , 03/15/29 .................. 2,072 2,074,087
4.65% , 03/15/30 .................. 1,550 1,564,662
2.25% , 11/15/30 .................. 1,161 1,036,594
4.85% , 11/15/31 .................. 1,290 1,304,163
2.38% , 12/15/31 .................. 425 371,081
5.75% , 11/01/32 .................. 405 429,447
5.88% , 08/01/33 .................. 660 701,589
5.40% , 09/15/33 .................. 530 547,057
5.15% , 03/15/34 .................. 455 462,386
5.00% , 03/15/35 .................. 2,310 2,306,126
4.75% , 03/15/39 .................. 715 673,935
5.35% , 11/15/44 .................. 615 593,665
4.35% , 01/30/47 .................. 606 506,391
4.20% , 03/01/48 .................. 740 602,581
4.90% , 03/15/49 .................. 1,249 1,115,768
2.90% , 12/15/51 .................. 520 322,412
6.25% , 11/01/52 .................. 450 481,576
5.45% , 03/15/53 .................. 540 517,081
5.70% , 09/15/53 .................. 995 989,845
5.45% , 03/15/54 .................. 325 311,168
5.40% , 03/15/55 .................. 1,550 1,478,596
Massachusetts Mutual Life Insurance Co.
(d)
3.38% , 04/15/50 .................. 775 524,094
5.67% , 12/01/52 .................. 570 548,799
3.20% , 12/01/61 .................. 722 432,423
5.08% , 02/15/69
(g)
................. 840 740,465
3.73% , 10/15/70 .................. 828 542,204
4.90% , 04/01/77 .................. 569 465,780
MassMutual Global Funding II
(d)
2.35% , 01/14/27 .................. 1,075 1,045,096
5.10% , 04/09/27 .................. 1,030 1,042,777
4.30% , 10/22/27 .................. 340 339,531
5.05% , 12/07/27 .................. 1,075 1,091,844
4.45% , 03/27/28 .................. 400 401,641
5.05% , 06/14/28 .................. 585 596,996
4.85% , 01/17/29 .................. 605 613,190
5.15% , 05/30/29 .................. 805 824,296
4.95% , 01/10/30 .................. 200 203,135
4.55% , 05/07/30 .................. 200 200,166
1.55% , 10/09/30 .................. 145 125,209
2.15% , 03/09/31 .................. 270 236,798
4.35% , 09/17/31 .................. 200 196,236
MBIA, Inc., 5.70%, 12/01/34 ........... 300 261,867
Meiji Yasuda Life Insurance Co.
(d)(g)
(5-Year USD Swap Rate + 3.15%), 5.10% ,
04/26/48 ..................... 60 59,760
Security
Par (000)
Par (000) Value
Insurance (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.03%), 5.80% ,
09/11/54 ..................... USD 1,415 $ 1,412,197
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.91%), 6.10% ,
06/11/55 ..................... 2,000 2,026,285
Mercury General Corp., 4.40%, 03/15/27 ... 540 534,354
Met Tower Global Funding
(d)
1.25% , 09/14/26 .................. 470 453,821
4.85% , 01/16/27 .................. 600 603,937
4.00% , 10/01/27 .................. 630 624,644
4.80% , 01/14/28 .................. 300 303,230
5.25% , 04/12/29 .................. 750 770,273
MetLife Capital Trust IV, 7.88%, 12/15/37
(d)
.. 838 916,198
MetLife, Inc.
4.55% , 03/23/30 .................. 1,210 1,219,210
6.50% , 12/15/32 .................. 740 824,359
5.38% , 07/15/33 .................. 610 633,738
6.38% , 06/15/34 .................. 1,205 1,325,663
5.30% , 12/15/34 .................. 695 710,290
5.70% , 06/15/35 .................. 1,236 1,296,657
6.40% , 12/15/36 .................. 1,392 1,448,544
9.25% , 04/08/38
(d)
................. 250 296,091
10.75% , 08/01/39 ................. 715 950,882
5.88% , 02/06/41 .................. 740 762,746
4.13% , 08/13/42 .................. 900 753,108
4.88% , 11/13/43 .................. 943 860,587
4.72% , 12/15/44 .................. 615 542,629
4.05% , 03/01/45 .................. 1,079 875,896
4.60% , 05/13/46 .................. 812 715,122
5.00% , 07/15/52 .................. 925 833,426
5.25% , 01/15/54 .................. 920 861,930
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.08%),
6.35% , 03/15/55
(g)
............... 1,000 1,027,409
Metropolitan Life Global Funding I
(d)
3.45% , 12/18/26 .................. 1,263 1,245,767
1.88% , 01/11/27 .................. 1,195 1,153,870
5.05% , 06/11/27 .................. 355 359,225
4.40% , 06/30/27 .................. 665 666,137
3.00% , 09/19/27 .................. 660 641,671
5.05% , 01/06/28
(c)
................. 635 645,764
5.40% , 09/12/28 .................. 360 371,206
4.85% , 01/08/29 .................. 890 904,701
3.30% , 03/21/29 .................. 470 451,830
3.05% , 06/17/29 .................. 328 311,941
4.30% , 08/25/29 .................. 447 443,535
4.90% , 01/09/30 .................. 200 203,382
2.95% , 04/09/30 .................. 1,570 1,465,508
1.55% , 01/07/31 .................. 610 521,140
2.40% , 01/11/32 .................. 730 633,784
5.15% , 03/28/33 .................. 680 691,518
5.05% , 01/08/34 .................. 560 560,134
Muang Thai Life Assurance PCL, (10-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 3.55%, 01/27/37
(e) (g)
... 400 390,698
Muenchener Rueckversicherungs-Gesellschaft
AG, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.98%), 5.88%,
05/23/42
(d) (g)
.................... 1,040 1,064,050
Munich Re America Corp., Series B, 7.45%,
12/15/26 ...................... 305 318,135
Mutual of Omaha Cos. Global Funding
(d)
5.35% , 04/09/27 .................. 370 374,641
4.51% , 06/09/28 .................. 240 239,832

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
5.45% , 12/12/28 .................. USD 260 $ 266,617
4.75% , 10/15/29 .................. 280 281,869
5.00% , 04/01/30 .................. 295 298,900
Mutual of Omaha Insurance Co., (10-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.14%, 01/16/64
(d) (g)
... 365 365,227
Nanshan Life Pte. Ltd., 5.45%, 09/11/34
(e)
... 800 769,185
Nassau Cos. of New York (The), 7.88%,
07/15/30
(d)
..................... 285 287,652
National Life Insurance Co., 5.25%, 07/19/68
(c) (d
) (g)
.......................... 65 53,038
Nationwide Financial Services, Inc.
6.75% , 05/15/37 .................. 280 279,297
5.30% , 11/18/44
(d)
................. 313 286,029
3.90% , 11/30/49
(d)
................. 1,060 785,051
Nationwide Mutual Insurance Co.
(d)
8.25% , 12/01/31
(c)
................. 590 676,424
7.88% , 04/01/33 .................. 220 246,706
9.38% , 08/15/39 .................. 650 857,704
4.95% , 04/22/44 .................. 383 326,939
4.35% , 04/30/50 .................. 1,410 1,077,861
New York Life Global Funding
(d)
5.45% , 09/18/26 .................. 565 571,955
4.90% , 04/02/27 .................. 505 510,549
3.25% , 04/07/27 .................. 640 629,807
3.90% , 10/01/27
(c)
................. 580 574,935
4.40% , 12/13/27 .................. 35 35,023
4.85% , 01/09/28 .................. 825 835,041
3.00% , 01/10/28 .................. 583 565,810
4.40% , 04/25/28
(c)
................. 475 476,651
4.90% , 06/13/28 .................. 696 708,009
4.15% , 07/25/28 .................. 475 473,571
4.70% , 01/29/29 .................. 960 970,510
5.00% , 06/06/29 .................. 395 403,587
4.60% , 12/05/29 .................. 465 467,987
4.60% , 06/03/30 .................. 575 578,823
1.20% , 08/07/30 .................. 810 689,585
1.85% , 08/01/31 .................. 1,000 857,527
4.55% , 01/28/33 .................. 930 913,364
5.00% , 01/09/34 .................. 1,115 1,119,284
5.35% , 01/23/35 .................. 465 475,476
New York Life Insurance Co.
(d)
5.88% , 05/15/33 .................. 1,135 1,185,128
6.75% , 11/15/39 .................. 1,014 1,129,269
3.75% , 05/15/50 .................. 1,296 949,828
4.45% , 05/15/69 .................. 1,177 909,852
Nippon Life Insurance Co.
(d)(g)
(5-Year USD Swap Rate + 2.88%), 4.00% ,
09/19/47 ..................... 510 498,284
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.61%), 3.40% ,
01/23/50
(c)
.................... 1,430 1,323,825
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 2.75% ,
01/21/51 ..................... 1,125 988,793
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 2.90% ,
09/16/51 ..................... 990 859,206
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.95%), 6.25% ,
09/13/53 ..................... 685 708,250
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 5.95% ,
04/16/54 ..................... 1,275 1,297,495
Security
Par (000)
Par (000) Value
Insurance (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.19%), 6.50% ,
04/30/55 ..................... USD 1,500 $ 1,567,672
NLG Global Funding, 5.40%, 01/23/30
(d)
.... 80 82,270
Northwestern Mutual Global Funding
(d)
1.75% , 01/11/27 .................. 920 886,472
5.07% , 03/25/27 .................. 945 955,685
4.11% , 09/12/27 .................. 445 443,218
4.35% , 09/15/27 .................. 620 621,619
1.70% , 06/01/28 .................. 865 805,981
4.90% , 06/12/28 .................. 710 721,571
4.71% , 01/10/29 .................. 1,020 1,029,596
4.96% , 01/13/30 .................. 165 167,775
4.60% , 06/03/30 .................. 475 477,337
5.16% , 05/28/31 .................. 480 491,021
Northwestern Mutual Life Insurance Co. (The)
(d)
6.06% , 03/30/40 .................. 807 840,224
3.85% , 09/30/47 .................. 1,361 1,022,805
3.45% , 03/30/51 .................. 961 661,656
3.63% , 09/30/59 .................. 1,546 1,049,212
Old Republic International Corp.
3.88% , 08/26/26 .................. 458 454,266
5.75% , 03/28/34 .................. 550 563,483
3.85% , 06/11/51 .................. 610 429,331
OneAmerica Financial Partners, Inc., 4.25%,
10/15/50
(c) (d)
.................... 375 285,635
Pacific Life Global Funding II
(d)
5.50% , 08/28/26 .................. 1,070 1,081,714
1.45% , 01/20/28 .................. 290 270,998
4.90% , 04/04/28 .................. 480 486,576
5.50% , 07/18/28 .................. 680 701,135
1.60% , 09/21/28 .................. 583 534,457
4.90% , 01/11/29 .................. 665 674,843
4.50% , 08/28/29 .................. 415 415,120
4.85% , 02/10/30 .................. 170 171,662
2.45% , 01/11/32 .................. 765 660,282
4.88% , 07/17/32 .................. 250 250,350
Pacific Life Insurance Co.
(d)
9.25% , 06/15/39 .................. 180 242,339
4.30% , 10/24/67
(g)
................. 809 635,171
Pacific LifeCorp
(d)
6.60% , 09/15/33 .................. 95 103,459
5.13% , 01/30/43 .................. 285 263,278
3.35% , 09/15/50 .................. 840 564,668
5.40% , 09/15/52 .................. 685 651,556
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(d)
2,925 3,023,439
PartnerRe Finance B LLC
3.70% , 07/02/29 .................. 919 887,841
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.82%), 4.50% ,
10/01/50
(g)
.................... 130 121,154
Peachtree Corners Funding Trust II, 6.01%,
05/15/35
(d)
..................... 500 517,350
Penn Mutual Life Insurance Co. (The), 3.80%,
04/29/61
(d)
..................... 675 436,817
Phoenix Group Holdings plc, 5.38%, 07/06/27
(e)
450 452,132
Pine Street Trust II, 5.57%, 02/15/49
(d)
..... 890 810,812
Pine Street Trust III, 6.22%, 05/15/54
(d)
..... 615 610,257
Pricoa Global Funding I
(d)
5.55% , 08/28/26 .................. 220 222,515
1.20% , 09/01/26 .................. 1,211 1,170,233
4.40% , 08/27/27 .................. 990 990,611
5.10% , 05/30/28
(c)
................. 680 692,808
4.70% , 05/28/30 .................. 450 452,583
4.65% , 08/27/31 .................. 215 214,059

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
5.35% , 05/28/35 .................. USD 550 $ 556,525
Primerica, Inc., 2.80%, 11/19/31 ......... 545 486,038
Principal Financial Group, Inc.
3.10% , 11/15/26 .................. 635 623,459
4.11% , 02/15/28
(d)
................. 530 523,451
3.70% , 05/15/29 .................. 740 719,486
2.13% , 06/15/30 .................. 895 799,421
5.38% , 03/15/33 .................. 370 378,994
6.05% , 10/15/36 .................. 85 90,242
4.63% , 09/15/42 .................. 375 332,390
4.35% , 05/15/43 .................. 175 148,847
4.30% , 11/15/46 .................. 495 410,638
5.50% , 03/15/53 .................. 320 307,169
Principal Life Global Funding II
(d)
1.25% , 08/16/26 .................. 325 314,456
1.50% , 11/17/26 .................. 440 423,479
5.00% , 01/16/27 .................. 875 881,622
4.60% , 08/19/27 .................. 630 631,728
4.80% , 01/09/28 .................. 365 368,074
5.50% , 06/28/28 .................. 485 498,567
5.10% , 01/25/29 .................. 845 861,082
2.50% , 09/16/29
(c)
................. 630 582,562
4.95% , 11/27/29 .................. 375 379,691
1.50% , 08/27/30 .................. 672 575,272
1.63% , 11/19/30 .................. 475 406,981
Progressive Corp. (The)
2.45% , 01/15/27 .................. 616 599,912
2.50% , 03/15/27 .................. 685 665,762
4.00% , 03/01/29 .................. 557 551,967
6.63% , 03/01/29 .................. 751 806,049
3.20% , 03/26/30 .................. 655 622,764
3.00% , 03/15/32 .................. 255 231,752
6.25% , 12/01/32 .................. 100 109,737
4.95% , 06/15/33 .................. 610 617,340
4.35% , 04/25/44 .................. 376 321,099
3.70% , 01/26/45 .................. 420 325,650
4.13% , 04/15/47 .................. 970 793,052
4.20% , 03/15/48 .................. 589 483,640
3.95% , 03/26/50 .................. 380 295,716
3.70% , 03/15/52 .................. 360 267,656
Protective Life Corp.
(d)
4.30% , 09/30/28 .................. 742 735,727
3.40% , 01/15/30 .................. 535 507,684
Protective Life Global Funding
(d)
1.30% , 09/20/26 .................. 580 560,063
4.99% , 01/12/27 .................. 605 609,153
4.71% , 07/06/27 .................. 628 630,849
4.34% , 09/13/27 .................. 300 299,771
1.90% , 07/06/28 .................. 360 335,558
5.47% , 12/08/28 .................. 835 860,283
5.22% , 06/12/29 .................. 310 317,673
4.77% , 12/09/29 .................. 165 166,520
4.80% , 06/05/30 .................. 300 302,203
1.74% , 09/21/30 .................. 460 399,463
5.43% , 01/14/32 .................. 345 354,784
Prudential Financial, Inc.
3.88% , 03/27/28 .................. 654 648,249
2.10% , 03/10/30 .................. 460 417,299
5.75% , 07/15/33 .................. 520 551,998
5.20% , 03/14/35 .................. 695 699,589
5.70% , 12/14/36 .................. 854 891,693
6.63% , 12/01/37 .................. 280 311,889
3.00% , 03/10/40 .................. 608 458,593
6.63% , 06/21/40 .................. 291 323,605
4.60% , 05/15/44 .................. 801 702,942
Security
Par (000)
Par (000) Value
Insurance (continued)
4.50% , 09/15/47
(g)
................. USD 830 $ 815,955
3.91% , 12/07/47 .................. 893 691,627
4.42% , 03/27/48 .................. 496 411,194
5.70% , 09/15/48
(g)
................. 893 905,411
3.94% , 12/07/49 .................. 1,145 869,858
4.35% , 02/25/50 .................. 939 771,026
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.04%), 3.70% ,
10/01/50
(g)
.................... 435 396,074
3.70% , 03/13/51 .................. 1,511 1,101,681
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.16%), 5.12% ,
03/01/52
(g)
.................... 820 794,822
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.23%), 6.00% ,
09/01/52
(g)
.................... 1,030 1,044,305
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.85%), 6.75% ,
03/01/53
(g)
.................... 405 424,525
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 6.50% ,
03/15/54
(g)
.................... 540 560,535
Prudential Funding Asia plc
3.13% , 04/14/30 .................. 1,215 1,147,176
3.63% , 03/24/32 .................. 670 622,723
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.52%), 2.95% ,
11/03/33
(e) (g)
................... 900 848,244
Reinsurance Group of America, Inc.
3.95% , 09/15/26 .................. 555 551,351
3.90% , 05/15/29 .................. 966 948,795
3.15% , 06/15/30 .................. 938 876,930
6.00% , 09/15/33 .................. 565 592,977
5.75% , 09/15/34 .................. 580 595,449
Reliance Standard Life Global Funding II
(d)
1.51% , 09/28/26 .................. 600 578,306
2.75% , 01/21/27 .................. 395 381,277
RenaissanceRe Finance, Inc., 3.45%, 07/01/27 1,003 983,996
RenaissanceRe Holdings Ltd.
3.60% , 04/15/29 .................. 465 448,609
5.75% , 06/05/33 .................. 835 860,436
5.80% , 04/01/35 .................. 275 282,669
RGA Global Funding
(d)
2.00% , 11/30/26 .................. 895 865,893
6.00% , 11/21/28 .................. 620 645,975
2.70% , 01/18/29 .................. 585 548,235
5.45% , 05/24/29 .................. 535 549,734
5.25% , 01/09/30 .................. 380 388,171
5.50% , 01/11/31 .................. 480 494,419
5.05% , 12/06/31 .................. 325 326,236
Ryan Specialty LLC
(d)
4.38% , 02/01/30 .................. 405 388,616
5.88% , 08/01/32 .................. 1,185 1,188,355
Sagicor Financial Co. Ltd., 5.30%, 05/13/28
(d)
. 465 463,871
Sammons Financial Group Global Funding
(d)
5.10% , 12/10/29 .................. 25 25,415
4.95% , 06/12/30 .................. 440 442,604
Sammons Financial Group, Inc.
(d)
4.45% , 05/12/27 .................. 153 152,023
3.35% , 04/16/31 .................. 625 571,670
4.75% , 04/08/32
(c)
................. 730 698,538
6.88% , 04/15/34 .................. 665 713,218
SBL Holdings, Inc.
(d)
5.13% , 11/13/26 .................. 515 511,208
5.00% , 02/18/31 .................. 738 678,652

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
7.20% , 10/30/34 .................. USD 540 $ 525,617
Securian Financial Group, Inc., 4.80%,
04/15/48
(d)
..................... 100 86,944
Selective Insurance Group, Inc.
5.90% , 04/15/35 .................. 200 203,538
5.38% , 03/01/49 .................. 155 138,348
SiriusPoint Ltd., 7.00%, 04/05/29 ........ 65 68,152
Stewart Information Services Corp., 3.60%,
11/15/31 ...................... 505 448,352
Sumitomo Life Insurance Co.
(d)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.84%), 5.88%
(i)
1,000 996,538
4.00% , 09/14/77 .................. 1,090 1,064,887
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 3.38% ,
04/15/81
(c)
.................... 940 847,741
Swiss Re Finance Luxembourg SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.58%), 5.00%, 04/02/49
(d) (g)
... 770 768,694
Swiss RE Subordinated Finance plc
(d)(g)
(3-mo. CME Term SOFR + 1.81%), 5.70% ,
04/05/35 ..................... 610 618,128
(3-mo. CME Term SOFR + 2.13%), 6.19% ,
04/01/46 ..................... 400 398,248
Swiss Re Treasury US Corp., 4.25%, 12/06/42
(d)
470 397,796
Teachers Insurance & Annuity Association of
America
(d)
6.85% , 12/16/39 .................. 1,114 1,248,921
4.90% , 09/15/44 .................. 1,620 1,457,281
4.27% , 05/15/47 .................. 2,024 1,637,325
3.30% , 05/15/50 .................. 1,307 869,899
Tongyang Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 6.25%, 05/07/35
(e) (g)
... 600 618,849
Transatlantic Holdings, Inc., 8.00%, 11/30/39 . 425 528,313
Travelers Cos., Inc. (The)
5.05% , 07/24/35 .................. 330 331,012
6.75% , 06/20/36 .................. 400 455,985
6.25% , 06/15/37 .................. 885 972,007
5.35% , 11/01/40 .................. 550 547,776
4.60% , 08/01/43 .................. 310 274,970
4.30% , 08/25/45 .................. 485 407,787
3.75% , 05/15/46 .................. 500 386,327
4.00% , 05/30/47 .................. 745 593,570
4.05% , 03/07/48 .................. 542 433,349
4.10% , 03/04/49 .................. 752 601,570
2.55% , 04/27/50 .................. 460 273,342
3.05% , 06/08/51 .................. 849 554,005
5.45% , 05/25/53 .................. 670 651,018
5.70% , 07/24/55 .................. 200 201,655
Travelers Property Casualty Corp., 6.38%,
03/15/33 ...................... 622 691,067
Trustage Financial Group, Inc., 4.63%,
04/15/32
(d)
..................... 15 14,123
Unum Group
4.00% , 06/15/29 .................. 165 161,452
4.05% , 08/15/41
(d)
................. 465 368,004
5.75% , 08/15/42 .................. 430 417,098
4.50% , 12/15/49 .................. 840 664,036
4.13% , 06/15/51 .................. 315 232,552
6.00% , 06/15/54 .................. 380 370,105
USI, Inc., 7.50%, 01/15/32
(d)
........... 615 649,517
Vigorous Champion International Ltd., 4.25%,
05/28/29
(e)
..................... 400 392,548
Security
Par (000)
Par (000) Value
Insurance (continued)
W R Berkley Corp.
4.75% , 08/01/44 .................. USD 750 $ 654,771
4.00% , 05/12/50 .................. 280 211,609
3.55% , 03/30/52 .................. 195 134,023
3.15% , 09/30/61 .................. 555 337,346
Western & Southern Life Insurance Co. (The)
(d)
5.15% , 01/15/49 .................. 585 523,776
3.75% , 04/28/61 .................. 622 419,827
Western-Southern Global Funding
(d)
4.50% , 07/16/28 .................. 300 300,277
4.90% , 05/01/30 .................. 510 514,052
Willis North America, Inc.
4.65% , 06/15/27 .................. 805 808,380
4.50% , 09/15/28 .................. 659 659,954
2.95% , 09/15/29 .................. 1,099 1,030,812
5.35% , 05/15/33 .................. 695 708,792
5.05% , 09/15/48 .................. 435 384,382
3.88% , 09/15/49 .................. 493 362,060
5.90% , 03/05/54 .................. 750 738,295
Wilton RE Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.27%), 6.00%
(d) (g) (i)
............... 345 344,154
XL Group Ltd., 5.25%, 12/15/43 ......... 368 351,659
Zurich Finance Ireland DAC
(e)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.78%), 3.00% ,
04/19/51 ..................... 1,000 882,712
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.79%), 3.50% ,
05/02/52 ..................... 200 177,772
Zurich Finance Ireland II DAC, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.42%), 5.50%, 04/23/55
(e) (g)
... 500 489,862
454,291,344
Interactive Media & Services — 0.2%
Alphabet, Inc.
2.00% , 08/15/26 .................. 2,140 2,092,362
0.80% , 08/15/27 .................. 1,535 1,439,692
4.00% , 05/15/30 .................. 945 942,000
1.10% , 08/15/30 .................. 2,435 2,098,591
4.50% , 05/15/35 .................. 1,415 1,388,901
1.90% , 08/15/40 .................. 1,522 1,010,028
2.05% , 08/15/50 .................. 2,430 1,337,554
5.25% , 05/15/55 .................. 650 638,194
2.25% , 08/15/60
(c)
................. 1,959 1,027,681
5.30% , 05/15/65 .................. 735 713,625
Baidu, Inc.
1.63% , 02/23/27 .................. 342 327,730
3.63% , 07/06/27 .................. 894 880,343
4.38% , 03/29/28 .................. 597 596,246
4.88% , 11/14/28 .................. 515 521,790
3.43% , 04/07/30 .................. 547 522,926
2.38% , 10/09/30 .................. 444 400,696
2.38% , 08/23/31 .................. 799 708,997
Cars.com, Inc., 6.38%, 11/01/28
(d)
........ 400 399,493
Meta Platforms, Inc.
3.50% , 08/15/27 .................. 3,090 3,051,098
4.60% , 05/15/28 .................. 2,010 2,036,085
4.30% , 08/15/29 .................. 1,425 1,430,735
4.80% , 05/15/30 .................. 915 937,757
4.55% , 08/15/31 .................. 1,335 1,346,460
3.85% , 08/15/32 .................. 2,955 2,824,917
4.95% , 05/15/33 .................. 1,710 1,741,143
4.75% , 08/15/34 .................. 2,455 2,447,130

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
4.45% , 08/15/52 .................. USD 2,730 $ 2,290,849
5.60% , 05/15/53 .................. 2,355 2,331,537
5.40% , 08/15/54 .................. 3,040 2,939,478
4.65% , 08/15/62 .................. 1,480 1,239,619
5.75% , 05/15/63 .................. 1,837 1,844,437
5.55% , 08/15/64 .................. 2,190 2,125,239
Snap, Inc., 6.88%, 03/01/33
(d)
.......... 805 824,990
Tencent Holdings Ltd.
(e)
3.60% , 01/19/28 .................. 3,200 3,140,967
3.98% , 04/11/29 .................. 2,600 2,567,124
2.39% , 06/03/30 .................. 2,200 2,011,943
2.88% , 04/22/31 .................. 200 184,618
3.93% , 01/19/38
(c)
................. 1,000 888,717
3.68% , 04/22/41 .................. 900 723,198
4.53% , 04/11/49
(c)
................. 400 343,904
3.24% , 06/03/50
(c)
................. 2,300 1,583,306
3.84% , 04/22/51
(c)
................. 2,000 1,520,787
3.29% , 06/03/60
(c)
................. 800 517,247
3.94% , 04/22/61 .................. 1,000 742,751
Weibo Corp., 3.38%, 07/08/30 .......... 935 871,905
Ziff Davis, Inc., 4.63%, 10/15/30
(c) (d)
....... 480 445,528
ZipRecruiter, Inc., 5.00%, 01/15/30
(d)
...... 589 447,204
62,447,522
IT Services — 0.2%
Accenture Capital, Inc.
3.90% , 10/04/27 .................. 500 496,821
4.05% , 10/04/29 .................. 790 780,763
4.25% , 10/04/31 .................. 765 753,164
4.50% , 10/04/34 .................. 1,005 972,210
Acuris Finance US, Inc.
(d)
5.00% , 05/01/28 .................. 395 379,716
9.00% , 08/01/29 .................. 530 541,123
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c) (d)
. 405 405,793
Amdocs Ltd., 2.54%, 06/15/30 .......... 837 755,442
Arches Buyer, Inc.
(d)
4.25% , 06/01/28 .................. 940 906,100
6.13% , 12/01/28 .................. 535 511,010
ASGN, Inc., 4.63%, 05/15/28
(d)
.......... 550 535,487
Booz Allen Hamilton, Inc.
3.88% , 09/01/28
(d)
................. 940 911,756
4.00% , 07/01/29
(c) (d)
................ 779 753,125
5.95% , 08/04/33
(c)
................. 660 682,035
5.95% , 04/15/35
(c)
................. 345 352,827
CA Magnum Holdings, 5.38%, 10/31/26
(e)
... 1,000 992,827
Cablevision Lightpath LLC
(d)
3.88% , 09/15/27 .................. 460 455,361
5.63% , 09/15/28 .................. 440 438,201
CGI, Inc.
1.45% , 09/14/26 .................. 515 497,494
4.95% , 03/14/30
(d)
................. 360 364,407
2.30% , 09/14/31 .................. 425 367,933
Cogent Communications Group LLC
(d)
7.00% , 06/15/27 .................. 740 741,664
6.50% , 07/01/32 .................. 605 592,892
Conduent Business Services LLC, 6.00%,
11/01/29
(d)
..................... 536 510,533
CoreWeave, Inc.
(d)
9.25% , 06/01/30 .................. 1,155 1,160,870
9.00% , 02/01/31 .................. 1,335 1,332,654
DXC Technology Co.
1.80% , 09/15/26 .................. 475 459,737
2.38% , 09/15/28 .................. 777 722,549
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(d)
775 812,909
Security
Par (000)
Par (000) Value
IT Services (continued)
Gartner, Inc.
(d)
4.50% , 07/01/28 .................. USD 781 $ 770,332
3.63% , 06/15/29 .................. 829 786,825
3.75% , 10/01/30 .................. 975 913,018
Genpact Luxembourg SARL, 6.00%, 06/04/29 365 376,632
IBM International Capital Pte. Ltd.
4.60% , 02/05/27 .................. 756 758,143
4.60% , 02/05/29 .................. 890 896,068
4.75% , 02/05/31 .................. 780 784,997
4.90% , 02/05/34 .................. 980 974,160
5.25% , 02/05/44 ................... 830 792,746
5.30% , 02/05/54 .................. 1,465 1,360,262
International Business Machines Corp.
3.30% , 01/27/27 .................. 753 741,885
2.20% , 02/09/27 .................. 285 276,062
1.70% , 05/15/27 .................. 1,249 1,193,479
4.15% , 07/27/27 .................. 865 864,000
6.22% , 08/01/27 .................. 799 828,139
6.50% , 01/15/28 .................. 617 648,658
4.50% , 02/06/28 .................. 955 959,239
4.65% , 02/10/28 .................. 700 705,334
3.50% , 05/15/29 .................. 1,245 1,206,512
4.80% , 02/10/30 .................. 800 810,838
1.95% , 05/15/30 .................. 1,378 1,226,371
2.72% , 02/09/32 .................. 260 231,137
5.00% , 02/10/32 .................. 700 711,227
4.40% , 07/27/32 .................. 740 726,307
5.88% , 11/29/32 .................. 648 693,914
4.75% , 02/06/33 .................. 770 769,929
5.20% , 02/10/35 .................. 800 808,113
4.15% , 05/15/39 .................. 2,026 1,773,713
5.60% , 11/30/39 .................. 1,035 1,054,192
2.85% , 05/15/40 .................. 653 478,543
4.00% , 06/20/42 .................. 1,150 948,757
4.70% , 02/19/46 .................. 802 702,379
4.25% , 05/15/49 .................. 2,175 1,742,100
2.95% , 05/15/50 .................. 710 446,957
3.43% , 02/09/52 .................. 740 503,310
4.90% , 07/27/52 .................. 820 720,759
5.10% , 02/06/53 .................. 655 591,839
5.70% , 02/10/55 .................. 820 807,750
7.13% , 12/01/96 .................. 445 530,053
ION Trading Technologies SARL
(d)
5.75% , 05/15/28 .................. 515 498,594
9.50% , 05/30/29 .................. 855 892,747
Kyndryl Holdings, Inc.
2.05% , 10/15/26 .................. 560 542,362
2.70% , 10/15/28 .................. 465 437,946
3.15% , 10/15/31 .................. 750 671,879
6.35% , 02/20/34
(c)
................. 300 316,541
4.10% , 10/15/41 .................. 650 509,089
Newfold Digital Holdings Group, Inc.
(d)
11.75% , 10/15/28 ................. 520 375,282
6.00% , 02/15/29 .................. 485 292,567
Twilio, Inc.
3.63% , 03/15/29 .................. 513 485,551
3.88% , 03/15/31 .................. 508 471,525
Unisys Corp., 10.63%, 01/15/31
(d)
........ 775 814,086
VeriSign, Inc.
4.75% , 07/15/27 .................. 1,205 1,204,257
2.70% , 06/15/31 .................. 718 638,804
5.25% , 06/01/32 .................. 50 50,545
Virtusa Corp., 7.13%, 12/15/28
(d)
........ 360 343,929
59,847,786

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Leisure Products — 0.0%
Amer Sports Co., 6.75%, 02/16/31
(d)
...... USD 785 $ 816,877
Brunswick Corp.
5.85% , 03/18/29
(c)
................. 330 339,231
2.40% , 08/18/31 .................. 630 537,821
4.40% , 09/15/32 .................. 595 555,731
5.10% , 04/01/52 .................. 395 304,518
Hasbro, Inc.
3.55% , 11/19/26 .................. 800 789,132
3.50% , 09/15/27 .................. 699 684,216
3.90% , 11/19/29 .................. 1,171 1,128,702
6.05% , 05/14/34 .................. 415 429,037
6.35% , 03/15/40 .................. 507 525,092
5.10% , 05/15/44 .................. 485 421,634
Mattel, Inc.
5.88% , 12/15/27
(d)
................. 1,135 1,136,717
3.75% , 04/01/29
(d)
................. 845 809,970
5.45% , 11/01/41 .................. 300 270,094
Polaris, Inc., 6.95%, 03/15/29 .......... 660 695,779
9,444,551
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
3.05% , 09/22/26 .................. 455 447,639
4.20% , 09/09/27 .................. 250 248,930
2.75% , 09/15/29 .................. 983 917,778
2.10% , 06/04/30 .................. 755 673,510
2.30% , 03/12/31 .................. 1,080 954,410
4.75% , 09/09/34 .................. 495 483,929
Bio-Rad Laboratories, Inc.
3.30% , 03/15/27 .................. 500 489,616
3.70% , 03/15/32 .................. 789 727,055
Charles River Laboratories International, Inc.
(d)
4.25% , 05/01/28 .................. 550 534,028
3.75% , 03/15/29 .................. 520 489,323
4.00% , 03/15/31 .................. 535 490,934
Danaher Corp.
4.38% , 09/15/45 .................. 682 581,917
2.60% , 10/01/50 .................. 958 577,058
2.80% , 12/10/51 .................. 974 604,013
Fortrea Holdings, Inc., 7.50%, 07/01/30
(c) (d)
.. 595 543,444
Illumina, Inc.
4.65% , 09/09/26 .................. 325 324,940
5.75% , 12/13/27 .................. 670 684,762
2.55% , 03/23/31 .................. 795 698,507
Revvity, Inc.
1.90% , 09/15/28 .................. 740 681,745
3.30% , 09/15/29 .................. 1,025 968,675
2.55% , 03/15/31 .................. 485 425,613
2.25% , 09/15/31 .................. 530 451,236
3.63% , 03/15/51 .................. 505 344,626
Thermo Fisher Scientific, Inc.
4.95% , 08/10/26 .................. 545 547,793
5.00% , 12/05/26 .................. 675 680,826
4.80% , 11/21/27 .................. 715 723,550
1.75% , 10/15/28 .................. 670 619,756
5.00% , 01/31/29 .................. 1,050 1,074,208
2.60% , 10/01/29 .................. 1,393 1,304,154
4.98% , 08/10/30 .................. 835 856,418
2.00% , 10/15/31 .................. 1,045 907,709
4.95% , 11/21/32
(c)
................. 830 846,449
5.09% , 08/10/33 .................. 415 424,044
5.20% , 01/31/34 .................. 560 574,154
2.80% , 10/15/41 .................. 1,257 901,878
5.40% , 08/10/43 .................. 645 637,814
5.30% , 02/01/44 .................. 450 440,895
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
4.10% , 08/15/47 .................. USD 665 $ 546,905
24,430,241
Machinery — 0.3%
AGCO Corp.
5.45% , 03/21/27 .................. 625 630,806
5.80% , 03/21/34 .................. 535 545,310
Amsted Industries, Inc.
(d)
4.63% , 05/15/30 .................. 455 435,703
6.38% , 03/15/33 .................. 255 258,823
ATS Corp., 4.13%, 12/15/28
(d)
.......... 345 328,076
Calderys Financing LLC, 11.25%, 06/01/28
(d)
. 535 565,833
Caterpillar, Inc.
2.60% , 09/19/29 .................. 763 715,013
2.60% , 04/09/30 .................. 820 760,128
1.90% , 03/12/31 .................. 790 695,279
5.20% , 05/15/35 .................. 1,010 1,029,281
5.30% , 09/15/35 .................. 490 503,283
6.05% , 08/15/36 .................. 250 271,605
5.20% , 05/27/41 .................. 496 490,557
3.80% , 08/15/42 .................. 1,694 1,389,272
4.30% , 05/15/44 .................. 460 396,241
3.25% , 09/19/49 .................. 1,078 752,058
3.25% , 04/09/50 .................. 1,247 867,590
5.50% , 05/15/55 .................. 105 103,814
4.75% , 05/15/64 .................. 426 372,162
Chart Industries, Inc.
(d)
7.50% , 01/01/30 .................. 1,440 1,508,523
9.50% , 01/01/31 .................. 475 508,181
CNH Industrial Capital LLC
4.50% , 10/08/27 .................. 235 234,569
4.75% , 03/21/28 .................. 310 311,323
4.55% , 04/10/28 .................. 980 981,562
5.50% , 01/12/29 .................. 450 463,019
5.10% , 04/20/29 .................. 480 488,116
CNH Industrial NV, 3.85%, 11/15/27 ...... 844 833,677
CSSC Capital 2015 Ltd., 3.00%, 02/13/30
(e)
.. 600 560,189
Cummins, Inc.
4.25% , 05/09/28 .................. 225 225,301
4.90% , 02/20/29 .................. 330 336,358
1.50% , 09/01/30 .................. 1,113 969,182
4.70% , 02/15/31 .................. 525 526,895
5.15% , 02/20/34 .................. 455 462,438
5.30% , 05/09/35 .................. 440 445,544
4.88% , 10/01/43 .................. 480 449,922
2.60% , 09/01/50 .................. 907 535,806
5.45% , 02/20/54 .................. 1,050 1,014,852
Daimler Truck Finance North America LLC
(d)
2.00% , 12/14/26 .................. 1,040 1,005,240
5.00% , 01/15/27 .................. 765 770,130
3.65% , 04/07/27 .................. 1,000 985,135
5.13% , 09/25/27 .................. 370 373,926
4.95% , 01/13/28 .................. 150 151,266
5.13% , 01/19/28 .................. 870 880,825
5.40% , 09/20/28 .................. 515 527,001
2.38% , 12/14/28 .................. 875 814,142
5.13% , 09/25/29 .................. 225 228,817
5.25% , 01/13/30 .................. 300 306,521
2.50% , 12/14/31 .................. 320 277,747
5.38% , 01/13/32 .................. 305 310,149
5.50% , 09/20/33 .................. 480 486,973
5.38% , 01/18/34 .................. 585 587,200
5.38% , 06/25/34 .................. 630 631,393
5.63% , 01/13/35 .................. 300 305,113

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Deere & Co.
5.38% , 10/16/29 .................. USD 600 $ 624,940
3.10% , 04/15/30 .................. 954 903,073
7.13% , 03/03/31 .................. 624 707,490
5.45% , 01/16/35 .................. 820 850,788
3.90% , 06/09/42 .................. 1,105 935,797
2.88% , 09/07/49 .................. 605 398,386
3.75% , 04/15/50 .................. 1,100 847,777
5.70% , 01/19/55 .................. 75 76,959
Dover Corp.
2.95% , 11/04/29 .................. 360 338,331
5.38% , 10/15/35 .................. 265 273,041
5.38% , 03/01/41 .................. 310 300,778
Enpro, Inc., 6.13%, 06/01/33
(d)
.......... 160 161,959
Esab Corp., 6.25%, 04/15/29
(d)
.......... 678 693,093
Flowserve Corp.
3.50% , 10/01/30 .................. 505 474,911
2.80% , 01/15/32 .................. 515 449,666
Fortive Corp., 4.30%, 06/15/46 .......... 487 397,205
GrafTech Finance, Inc., 4.63%, 12/23/29
(c) (d)
.. 475 343,221
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(c) (d)
.................... 445 394,494
HD Hyundai Heavy Industries Co. Ltd., 3.18%,
03/28/27
(e)
..................... 200 195,735
Hillenbrand, Inc.
6.25% , 02/15/29 .................. 515 521,946
3.75% , 03/01/31
(c)
................. 345 309,131
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(d)
..................... 995 1,026,683
IDEX Corp.
4.95% , 09/01/29 .................. 500 505,555
3.00% , 05/01/30 .................. 595 552,627
2.63% , 06/15/31 .................. 540 481,495
Illinois Tool Works, Inc.
2.65% , 11/15/26 .................. 1,537 1,509,018
4.88% , 09/15/41 .................. 480 448,782
3.90% , 09/01/42 .................. 1,251 1,030,709
Ingersoll Rand, Inc.
5.20% , 06/15/27 .................. 880 891,407
5.40% , 08/14/28 .................. 590 605,188
5.18% , 06/15/29 .................. 625 640,138
5.31% , 06/15/31 .................. 140 144,229
5.70% , 08/14/33 .................. 1,350 1,410,315
5.45% , 06/15/34 .................. 500 513,220
5.70% , 06/15/54 .................. 490 483,971
Kennametal, Inc.
4.63% , 06/15/28 .................. 488 487,941
2.80% , 03/01/31 .................. 245 220,515
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(d)
. 330 351,546
Maxim Crane Works Holdings Capital LLC,
11.50%, 09/01/28
(d)
............... 545 578,033
Mueller Water Products, Inc., 4.00%, 06/15/29
(d)
455 434,858
Nordson Corp.
5.60% , 09/15/28 .................. 825 848,605
4.50% , 12/15/29 .................. 455 452,660
5.80% , 09/15/33 .................. 220 232,287
nVent Finance SARL
4.55% , 04/15/28 .................. 512 508,843
2.75% , 11/15/31 .................. 350 305,047
5.65% , 05/15/33 .................. 650 663,519
Oshkosh Corp.
4.60% , 05/15/28 .................. 646 647,230
3.10% , 03/01/30 .................. 405 378,217
Otis Worldwide Corp.
2.29% , 04/05/27 .................. 436 421,230
Security
Par (000)
Par (000) Value
Machinery (continued)
5.25% , 08/16/28 .................. USD 485 $ 496,028
2.57% , 02/15/30 .................. 1,855 1,706,306
5.13% , 11/19/31 .................. 190 194,170
3.11% , 02/15/40 .................. 787 599,410
3.36% , 02/15/50 .................. 880 607,381
Parker-Hannifin Corp.
3.25% , 03/01/27 .................. 703 691,246
4.25% , 09/15/27 .................. 1,425 1,423,454
3.25% , 06/14/29 .................. 1,027 984,738
4.50% , 09/15/29 .................. 1,310 1,315,057
4.20% , 11/21/34 .................. 734 697,138
6.25% , 05/15/38 .................. 323 350,167
4.45% , 11/21/44 .................. 633 546,498
4.10% , 03/01/47 .................. 549 442,929
4.00% , 06/14/49 .................. 870 685,253
Park-Ohio Industries, Inc.
6.63% , 04/15/27 .................. 325 325,057
8.50% , 08/01/30
(d)
................. 330 316,838
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(d)
..................... 515 495,827
Snap-on, Inc.
3.25% , 03/01/27 .................. 205 201,499
4.10% , 03/01/48 .................. 470 376,331
3.10% , 05/01/50 .................. 605 406,822
SPX FLOW, Inc., 8.75%, 04/01/30
(c) (d)
..... 527 544,750
Stanley Black & Decker, Inc.
6.00% , 03/06/28 .................. 315 326,143
4.25% , 11/15/28 .................. 615 610,954
2.30% , 03/15/30 .................. 582 520,035
3.00% , 05/15/32 .................. 565 500,067
5.20% , 09/01/40 .................. 426 406,380
4.85% , 11/15/48 .................. 525 447,524
2.75% , 11/15/50 .................. 803 458,774
Terex Corp.
(d)
5.00% , 05/15/29 .................. 625 610,051
6.25% , 10/15/32 .................. 815 816,199
Timken Co. (The)
4.50% , 12/15/28 .................. 364 363,396
4.13% , 04/01/32 .................. 450 422,781
Titan International, Inc., 7.00%, 04/30/28 ... 425 423,848
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(d)
1,565 1,559,243
Toyota Industries Corp., 3.57%, 03/16/28
(c) (d)
. 739 718,240
Trinity Industries, Inc., 7.75%, 07/15/28
(d)
... 585 609,143
Wabash National Corp., 4.50%, 10/15/28
(d)
.. 405 362,580
Westinghouse Air Brake Technologies Corp.
(j)
3.45% , 11/15/26 .................. 960 946,399
4.70% , 09/15/28 .................. 1,630 1,638,538
4.90% , 05/29/30 .................. 525 530,782
5.61% , 03/11/34 .................. 485 501,350
5.50% , 05/29/35 .................. 495 504,142
Xylem, Inc.
3.25% , 11/01/26 .................. 645 634,992
1.95% , 01/30/28 .................. 621 587,283
2.25% , 01/30/31
(c)
................. 767 676,577
4.38% , 11/01/46 .................. 400 327,175
86,489,953
Marine Transportation — 0.0%
AP Moller - Maersk A/S
(d)
4.50% , 06/20/29
(c)
................. 870 874,786
5.88% , 09/14/33 .................. 880 930,756
Danaos Corp., 8.50%, 03/01/28
(d)
........ 265 269,317
Kirby Corp., 4.20%, 03/01/28 ........... 746 737,545
MISC Capital Two Labuan Ltd., 3.75%,
04/06/27
(e)
..................... 400 393,720

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Marine Transportation (continued)
MV24 Capital BV, 6.75%, 06/01/34
(e)
...... USD 732 $ 728,287
Polar Tankers, Inc., 5.95%, 05/10/37
(d)
..... 950 992,618
Yinson Bergenia Production BV, 8.50%,
01/31/45
(d)
..................... 400 413,254
5,340,283
Media — 0.8%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(d)
..................... 620 467,538
AMC Networks, Inc.
10.25% , 01/15/29
(d)
................ 900 924,841
4.25% , 02/15/29 .................. 21 16,804
10.50% , 07/15/32
(d)
................ 450 457,779
Beasley Mezzanine Holdings LLC, 9.20%,
08/01/28
(d)
..................... 159 61,234
Belo Corp.
7.75% , 06/01/27 .................. 225 233,031
7.25% , 09/15/27 .................. 490 505,098
Block Communications, Inc., 4.88%, 03/01/28
(d)
320 301,177
Cable One, Inc., 4.00%, 11/15/30
(c) (d)
...... 695 535,979
Charter Communications Operating LLC
6.15% , 11/10/26 .................. 1,130 1,146,725
3.75% , 02/15/28 .................. 1,109 1,084,426
4.20% , 03/15/28 .................. 1,466 1,449,904
2.25% , 01/15/29 .................. 1,415 1,299,694
5.05% , 03/30/29 .................. 1,438 1,445,946
6.10% , 06/01/29 .................. 1,145 1,193,835
2.80% , 04/01/31 .................. 1,475 1,307,332
2.30% , 02/01/32 .................. 933 782,883
4.40% , 04/01/33 .................. 900 838,081
6.65% , 02/01/34 .................. 890 942,493
6.55% , 06/01/34 .................. 1,445 1,523,641
6.38% , 10/23/35 .................. 1,880 1,947,223
5.38% , 04/01/38 .................. 1,033 954,896
3.50% , 06/01/41 .................. 1,192 851,493
3.50% , 03/01/42 .................. 1,255 882,839
6.48% , 10/23/45 .................. 3,156 3,068,411
5.38% , 05/01/47 .................. 2,160 1,826,310
5.75% , 04/01/48 .................. 2,485 2,203,864
5.13% , 07/01/49 .................. 1,995 1,616,188
4.80% , 03/01/50 .................. 2,472 1,920,024
3.70% , 04/01/51 .................. 1,835 1,187,381
3.90% , 06/01/52 .................. 2,507 1,664,140
5.25% , 04/01/53 .................. 1,374 1,133,286
6.83% , 10/23/55 .................. 502 501,459
3.85% , 04/01/61 .................. 1,700 1,046,090
4.40% , 12/01/61 .................. 1,380 937,836
3.95% , 06/30/62 .................. 1,395 870,100
5.50% , 04/01/63 .................. 1,005 823,847
Clear Channel Outdoor Holdings, Inc.
(d)
5.13% , 08/15/27 .................. 1,232 1,230,311
7.75% , 04/15/28
(c)
................. 1,080 1,021,296
9.00% , 09/15/28
(c)
................. 755 791,317
7.50% , 06/01/29
(c)
................. 1,090 993,331
7.88% , 04/01/30 .................. 865 890,149
7.13% , 02/15/31 .................. 445 444,377
7.50% , 03/15/33 .................. 445 443,772
CMG Media Corp., 8.88%, 06/18/29
(d)
..... 645 627,968
Comcast Corp.
2.35% , 01/15/27 .................. 1,787 1,735,970
3.30% , 02/01/27 .................. 1,022 1,006,687
3.30% , 04/01/27 .................. 1,099 1,080,671
5.35% , 11/15/27 .................. 1,135 1,159,498
3.15% , 02/15/28 .................. 1,220 1,186,156
3.55% , 05/01/28 .................. 1,105 1,082,200
Security
Par (000)
Par (000) Value
Media (continued)
4.15% , 10/15/28 .................. USD 2,572 $ 2,556,490
4.55% , 01/15/29 .................. 1,215 1,222,997
5.10% , 06/01/29 .................. 1,175 1,205,273
2.65% , 02/01/30 .................. 2,109 1,951,432
3.40% , 04/01/30 .................. 1,198 1,144,687
4.25% , 10/15/30 .................. 1,405 1,390,155
1.95% , 01/15/31 .................. 1,889 1,649,838
1.50% , 02/15/31 .................. 1,494 1,270,720
4.95% , 05/15/32 .................. 650 657,594
5.50% , 11/15/32 .................. 1,214 1,266,648
4.25% , 01/15/33 .................. 1,581 1,520,911
4.65% , 02/15/33 .................. 1,055 1,043,226
7.05% , 03/15/33 .................. 786 893,149
4.80% , 05/15/33 .................. 890 883,649
5.30% , 06/01/34 .................. 945 964,986
4.20% , 08/15/34 .................. 1,067 1,003,068
5.30% , 05/15/35 .................. 800 809,531
5.65% , 06/15/35 .................. 867 900,844
4.40% , 08/15/35 .................. 971 915,587
6.50% , 11/15/35 .................. 1,043 1,151,157
3.20% , 07/15/36 .................. 1,267 1,055,685
6.45% , 03/15/37 .................. 794 866,708
6.95% , 08/15/37 .................. 581 657,730
3.90% , 03/01/38 .................. 990 851,648
4.60% , 10/15/38 .................. 918 843,993
6.55% , 07/01/39 .................. 609 667,170
3.25% , 11/01/39 .................. 1,245 968,564
3.75% , 04/01/40 .................. 1,590 1,306,242
4.65% , 07/15/42 .................. 664 585,049
4.75% , 03/01/44 .................. 472 414,329
4.60% , 08/15/45 .................. 918 786,044
3.40% , 07/15/46 .................. 1,667 1,176,968
4.00% , 08/15/47 .................. 939 719,705
3.97% , 11/01/47 .................. 1,807 1,379,345
4.00% , 03/01/48 .................. 1,035 792,174
4.70% , 10/15/48 .................. 1,681 1,429,565
4.00% , 11/01/49 .................. 2,032 1,530,845
3.45% , 02/01/50 .................. 1,632 1,112,153
2.80% , 01/15/51 .................. 1,843 1,092,557
2.89% , 11/01/51 .................. 4,478 2,691,426
2.45% , 08/15/52 .................. 1,651 889,179
4.05% , 11/01/52 .................. 1,024 761,155
5.35% , 05/15/53 .................. 1,480 1,356,978
5.65% , 06/01/54 .................. 1,285 1,232,599
6.05% , 05/15/55 .................. 1,485 1,504,886
2.94% , 11/01/56 .................. 5,435 3,143,514
4.95% , 10/15/58 .................. 1,449 1,233,310
2.65% , 08/15/62 .................. 1,083 557,577
2.99% , 11/01/63 .................. 3,319 1,843,594
5.50% , 05/15/64 .................. 930 857,221
Cox Communications, Inc.
(d)
3.35% , 09/15/26 .................. 1,130 1,112,802
3.50% , 08/15/27 .................. 1,375 1,342,816
5.45% , 09/15/28 .................. 1,222 1,248,580
1.80% , 10/01/30 .................. 838 716,868
2.60% , 06/15/31 .................. 645 564,841
5.70% , 06/15/33 .................. 885 890,030
5.45% , 09/01/34 .................. 500 489,484
4.80% , 02/01/35 .................. 787 729,556
8.38% , 03/01/39 .................. 312 368,776
4.70% , 12/15/42 .................. 401 321,943
4.50% , 06/30/43 .................. 666 522,846
4.60% , 08/15/47 .................. 315 238,290
2.95% , 10/01/50 .................. 490 276,580
3.60% , 06/15/51 .................. 820 522,651

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
5.80% , 12/15/53 .................. USD 935 $ 832,061
5.95% , 09/01/54 .................. 770 699,497
CSC Holdings LLC
(d)
5.50% , 04/15/27 .................. 1,210 1,171,558
5.38% , 02/01/28 .................. 960 883,207
7.50% , 04/01/28 .................. 997 806,646
11.25% , 05/15/28 ................. 990 994,969
11.75% , 01/31/29 ................. 1,960 1,833,167
6.50% , 02/01/29 .................. 1,595 1,260,865
5.75% , 01/15/30 .................. 2,070 1,018,978
4.13% , 12/01/30 .................. 1,088 730,947
4.63% , 12/01/30 .................. 2,160 1,010,044
3.38% , 02/15/31 .................. 1,000 658,312
4.50% , 11/15/31 .................. 1,380 919,990
5.00% , 11/15/31 .................. 490 231,615
Cumulus Media New Holdings, Inc., 8.00%,
07/01/29
(d)
..................... 290 75,991
DirecTV Financing LLC
(d)
5.88% , 08/15/27 .................. 3,503 3,481,825
8.88% , 02/01/30 .................. 745 725,619
10.00% , 02/15/31 ................. 2,025 1,952,076
Discovery Communications LLC
3.95% , 03/20/28 .................. 1,152 1,108,784
4.13% , 05/15/29 .................. 892 830,924
3.63% , 05/15/30 .................. 1,153 1,020,511
5.00% , 09/20/37 .................. 724 524,514
6.35% , 06/01/40 .................. 650 493,442
5.20% , 09/20/47 .................. 9 4,260
DISH DBS Corp.
7.75% , 07/01/26 .................. 1,789 1,590,024
5.25% , 12/01/26
(d)
................. 2,630 2,473,704
7.38% , 07/01/28 .................. 965 740,495
5.75% , 12/01/28
(d)
................. 2,355 2,101,837
5.13% , 06/01/29 .................. 1,365 995,636
DISH Network Corp., 11.75%, 11/15/27
(d)
... 3,350 3,488,057
Dotdash Meredith, Inc., 7.63%, 06/15/32
(d)
... 450 438,491
EchoStar Corp.
10.75% , 11/30/29 ................. 5,075 5,347,705
6.75% , 11/30/30 .................. 2,282 2,135,371
EW Scripps Co. (The), 9.88%, 08/15/30
(d)
... 300 298,139
Fox Corp.
4.71% , 01/25/29 .................. 2,251 2,262,479
3.50% , 04/08/30 .................. 825 788,048
6.50% , 10/13/33 .................. 1,060 1,144,303
5.48% , 01/25/39 .................. 1,462 1,419,701
5.58% , 01/25/49 .................. 1,500 1,403,072
GCI LLC, 4.75%, 10/15/28
(d)
........... 604 582,816
Gray Media, Inc.
(d)
10.50% , 07/15/29
(c)
................ 1,220 1,320,296
4.75% , 10/15/30
(c)
................. 855 638,244
5.38% , 11/15/31 .................. 1,140 841,720
9.63% , 07/15/32 .................. 275 277,662
7.25% , 08/15/33 .................. 415 412,867
Grupo Televisa SAB
8.50% , 03/11/32 .................. 218 244,051
6.63% , 01/15/40 .................. 653 605,373
5.00% , 05/13/45 .................. 610 431,958
6.13% , 01/31/46
(c)
................. 930 750,898
5.25% , 05/24/49
(c)
................. 710 500,770
iHeartCommunications, Inc.
(d)
4.75% , 01/15/28
(c)
................. 250 206,413
9.13% , 05/01/29
(c)
................. 697 585,452
10.88% , 05/01/30 ................. 566 282,913
7.75% , 08/15/30
(c)
................. 706 551,616
7.00% , 01/15/31
(c)
................. 268 202,389
Security
Par (000)
Par (000) Value
Media (continued)
Interpublic Group of Cos., Inc. (The)
4.65% , 10/01/28 .................. USD 655 $ 655,322
4.75% , 03/30/30 .................. 716 716,420
2.40% , 03/01/31 .................. 480 425,204
5.38% , 06/15/33 .................. 556 560,707
3.38% , 03/01/41 .................. 524 389,344
5.40% , 10/01/48 .................. 496 455,576
Lamar Media Corp.
3.75% , 02/15/28 .................. 595 574,593
4.88% , 01/15/29 .................. 438 430,209
4.00% , 02/15/30 .................. 560 531,253
3.63% , 01/15/31 .................. 544 500,455
LCPR Senior Secured Financing DAC
(d)
6.75% , 10/15/27 .................. 995 763,128
5.13% , 07/15/29 .................. 840 570,879
McGraw-Hill Education, Inc.
(d)
5.75% , 08/01/28 .................. 855 852,313
8.00% , 08/01/29 .................. 674 685,145
7.38% , 09/01/31 .................. 705 732,741
Midcontinent Communications, 8.00%,
08/15/32
(c) (d)
.................... 650 685,852
Neptune Bidco US, Inc., 9.29%, 04/15/29
(d)
.. 2,550 2,468,327
News Corp.
(d)
3.88% , 05/15/29 .................. 1,190 1,137,361
5.13% , 02/15/32 .................. 605 590,070
Nexstar Media, Inc.
(d)
5.63% , 07/15/27 .................. 1,625 1,622,191
4.75% , 11/01/28
(c)
................. 1,005 976,584
Omnicom Group, Inc.
2.45% , 04/30/30 .................. 745 674,661
4.20% , 06/01/30 .................. 774 757,614
2.60% , 08/01/31 .................. 865 764,689
5.30% , 11/01/34 .................. 640 645,945
Outfront Media Capital LLC
(d)
5.00% , 08/15/27 .................. 640 633,786
4.25% , 01/15/29 .................. 500 476,425
4.63% , 03/15/30
(c)
................. 495 469,772
7.38% , 02/15/31 .................. 490 514,450
Paramount Global
2.90% , 01/15/27 .................. 355 345,471
3.38% , 02/15/28 .................. 607 586,683
3.70% , 06/01/28 .................. 627 607,669
4.20% , 06/01/29 .................. 612 595,651
7.88% , 07/30/30 .................. 906 1,009,341
4.95% , 01/15/31 .................. 930 906,505
4.20% , 05/19/32 .................. 937 856,452
5.50% , 05/15/33 .................. 445 434,177
6.88% , 04/30/36 .................. 1,203 1,247,851
5.90% , 10/15/40 .................. 274 251,859
4.85% , 07/01/42 .................. 548 440,818
4.38% , 03/15/43 .................. 1,279 969,360
5.85% , 09/01/43 .................. 1,057 943,238
5.25% , 04/01/44 .................. 325 263,427
4.90% , 08/15/44 .................. 603 474,825
4.60% , 01/15/45 .................. 660 504,647
4.95% , 05/19/50 .................. 998 776,875
6.25% , 02/28/57
(g)
................. 690 664,494
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.00%), 6.38% ,
03/30/62
(g)
.................... 985 970,962
Radiate Holdco LLC
9.35% , 09/25/29 .................. 880 761,082
9.25% , 03/25/30
(c) (d)
................ 749 522,496
Scripps Escrow II, Inc.
(c)(d)
3.88% , 01/15/29 .................. 505 448,397

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
5.38% , 01/15/31 .................. USD 395 $ 291,204
Scripps Escrow, Inc., 5.88%, 07/15/27
(d)
.... 470 470,000
Sinclair Television Group, Inc.
(d)
5.13% , 02/15/27 .................. 130 125,514
5.50% , 03/01/30
(c)
................. 515 425,331
4.38% , 12/31/32 .................. 690 511,534
8.13% , 02/15/33 .................. 715 731,229
Sirius XM Radio LLC
(d)
3.13% , 09/01/26 .................. 995 972,920
5.00% , 08/01/27 .................. 1,474 1,457,285
4.00% , 07/15/28 .................. 1,830 1,743,155
5.50% , 07/01/29 .................. 1,309 1,292,543
4.13% , 07/01/30 .................. 1,432 1,305,794
3.88% , 09/01/31
(c)
................. 1,440 1,270,608
Sky Group Finance Ltd., 6.50%, 10/15/35
(c) (d)
. 605 658,735
Stagwell Global LLC, 5.63%, 08/15/29
(d)
.... 1,067 1,025,960
Sunrise FinCo. I BV, 4.88%, 07/15/31
(d)
.... 1,210 1,141,153
Sunrise HoldCo IV BV, 5.50%, 01/15/28
(d)
... 440 436,779
TCI Communications, Inc., 7.13%, 02/15/28 .. 835 889,651
TEGNA, Inc.
4.63% , 03/15/28 .................. 984 961,640
5.00% , 09/15/29 .................. 1,060 1,018,936
Telecomunicaciones Digitales SA, 4.50%,
01/30/30
(e)
..................... 600 560,546
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(d)
................ 1,000 985,928
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33 ...................... 933 1,079,305
Time Warner Cable LLC
6.55% , 05/01/37 .................. 1,560 1,604,443
7.30% , 07/01/38 .................. 1,190 1,285,209
6.75% , 06/15/39 .................. 1,619 1,662,058
5.88% , 11/15/40 .................. 1,224 1,157,351
5.50% , 09/01/41 .................. 1,338 1,204,787
4.50% , 09/15/42 .................. 1,006 788,899
Univision Communications, Inc.
(d)
8.00% , 08/15/28 .................. 1,372 1,409,854
4.50% , 05/01/29 .................. 980 906,993
7.38% , 06/30/30 .................. 900 895,650
8.50% , 07/31/31 .................. 1,270 1,290,903
9.38% , 08/01/32 .................. 770 798,985
Urban One, Inc., 7.38%, 02/01/28
(d)
....... 630 371,700
Videotron Ltd.
(d)
5.13% , 04/15/27 .................. 1,116 1,115,828
3.63% , 06/15/29
(c)
................. 765 730,958
5.70% , 01/15/35 .................. 445 446,717
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(d)
................ 510 493,698
VZ Secured Financing BV, 5.00%, 01/15/32
(d)
. 1,505 1,324,787
Ziggo Bond Co. BV, 5.13%, 02/28/30
(d)
..... 480 418,929
Ziggo BV, 4.88%, 01/15/30
(d)
........... 975 899,830
254,042,376
Metals & Mining — 0.5%
ABJA Investment Co. Pte. Ltd., 5.45%,
01/24/28
(e)
..................... 1,000 1,012,909
Alcoa Nederland Holding BV
(d)
4.13% , 03/31/29 .................. 510 485,824
7.13% , 03/15/31 .................. 745 776,937
Algoma Steel, Inc., 9.13%, 04/15/29
(d)
..... 375 339,903
Alumina Pty. Ltd.
(d)
6.13% , 03/15/30 .................. 285 288,296
6.38% , 09/15/32 .................. 330 334,298
Anglo American Capital plc
4.75% , 04/10/27
(d)
................. 700 701,191
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
4.50% , 03/15/28
(d)
................. USD 835 $ 832,063
3.88% , 03/16/29
(c) (e)
................ 400 390,148
5.63% , 04/01/30
(e)
................. 700 726,778
2.63% , 09/10/30
(e)
................. 1,000 902,456
2.88% , 03/17/31
(e)
................. 400 362,110
5.50% , 05/02/33
(e)
................. 1,000 1,021,301
5.75% , 04/05/34
(e)
................. 1,400 1,446,337
3.95% , 09/10/50
(e)
................. 400 296,088
4.75% , 03/16/52
(e)
................. 600 500,782
6.00% , 04/05/54
(e)
................. 200 197,575
AngloGold Ashanti Holdings plc
3.38% , 11/01/28 .................. 845 808,020
3.75% , 10/01/30 .................. 814 765,746
6.50% , 04/15/40
(c)
................. 300 308,415
Antofagasta plc
(e)
2.38% , 10/14/30
(c)
................. 600 526,601
5.63% , 05/13/32 .................. 400 407,587
6.25% , 05/02/34 .................. 800 834,981
ArcelorMittal SA
6.55% , 11/29/27 .................. 1,075 1,117,350
4.25% , 07/16/29 .................. 590 582,635
6.80% , 11/29/32
(c)
................. 1,020 1,118,232
6.00% , 06/17/34
(c)
................. 510 534,037
7.00% , 10/15/39 .................. 785 864,557
6.75% , 03/01/41 .................. 550 580,179
6.35% , 06/17/54
(c)
................. 560 562,927
Arsenal AIC Parent LLC
(d)
8.00% , 10/01/30 .................. 690 731,166
11.50% , 10/01/31 ................. 490 545,167
Baffinland Iron Mines Corp., 8.75%, 07/15/26
(d)
421 397,427
Barrick International Barbados Corp., 6.35%,
10/15/36
(d)
..................... 595 636,748
Barrick Mining Corp.
6.45% , 10/15/35 .................. 125 136,116
5.25% , 04/01/42 .................. 105 100,182
Barrick North America Finance LLC
5.70% , 05/30/41 .................. 1,012 1,011,262
5.75% , 05/01/43 .................. 836 839,769
Barrick PD Australia Finance Pty. Ltd., 5.95%,
10/15/39 ...................... 910 934,249
BHP Billiton Finance USA Ltd.
5.25% , 09/08/26 .................. 940 948,826
4.75% , 02/28/28 .................. 715 722,708
5.10% , 09/08/28 .................. 1,075 1,098,955
5.00% , 02/21/30 .................. 985 1,008,276
5.25% , 09/08/30 .................. 990 1,023,313
5.13% , 02/21/32 .................. 800 818,739
4.90% , 02/28/33 .................. 795 799,218
5.25% , 09/08/33 .................. 1,460 1,495,692
5.30% , 02/21/35 .................. 1,100 1,123,703
4.13% , 02/24/42 .................. 953 816,678
5.00% , 09/30/43 .................. 2,675 2,526,733
5.50% , 09/08/53 .................. 645 636,565
Big River Steel LLC, 6.63%, 01/31/29
(d)
.... 698 697,714
Capstone Copper Corp., 6.75%, 03/31/33
(d)
.. 230 234,166
Carpenter Technology Corp.
6.38% , 07/15/28 .................. 385 386,410
7.63% , 03/15/30
(c)
................. 280 288,319
Century Aluminum Co.
(d)
7.50% , 04/01/28 .................. 248 252,650
6.88% , 08/01/32 .................. 185 186,841
Champion Iron Canada, Inc., 7.88%, 07/15/32
(d)
270 276,061
Chinalco Capital Holdings Ltd.
(e)
2.95% , 02/24/27 .................. 400 390,527
4.75% , 02/14/28 .................. 600 604,537

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Cia de Minas Buenaventura SAA, 6.80%,
02/04/32
(e)
..................... USD 600 $ 612,474
Cleveland-Cliffs, Inc.
5.88% , 06/01/27 .................. 540 540,593
4.63% , 03/01/29
(d)
................. 370 348,019
6.88% , 11/01/29
(d)
................. 995 995,359
6.75% , 04/15/30
(d)
................. 800 795,348
4.88% , 03/01/31
(c) (d)
................ 328 289,817
7.50% , 09/15/31
(d)
................. 750 749,658
7.00% , 03/15/32
(c) (d)
................ 1,305 1,272,788
7.38% , 05/01/33
(d)
................. 855 833,803
6.25% , 10/01/40 .................. 270 217,586
Coeur Mining, Inc., 5.13%, 02/15/29
(d)
..... 321 311,687
Commercial Metals Co.
4.13% , 01/15/30 .................. 300 284,850
3.88% , 02/15/31 .................. 335 307,825
4.38% , 03/15/32 .................. 305 282,315
Compass Minerals International, Inc.
(d)
6.75% , 12/01/27
(c)
................. 150 150,363
8.00% , 07/01/30 .................. 230 238,292
Constellium SE
(d)
5.63% , 06/15/28 .................. 435 431,365
3.75% , 04/15/29 .................. 485 455,276
6.38% , 08/15/32 .................. 350 354,568
CSN Inova Ventures, 6.75%, 01/28/28
(e)
.... 1,200 1,145,599
CSN Resources SA
(e)
8.88% , 12/05/30
(c)
................. 800 793,443
4.63% , 06/10/31
(c)
................. 800 630,384
5.88% , 04/08/32 .................. 600 496,332
Eldorado Gold Corp., 6.25%, 09/01/29
(e)
.... 500 499,955
Endeavour Mining plc, 7.00%, 05/28/30
(e)
... 400 406,183
Eregli Demir ve Celik Fabrikalari TAS, 8.38%,
07/23/29
(e)
..................... 1,000 1,035,717
First Quantum Minerals Ltd.
(e)
6.88% , 10/15/27 .................. 883 885,020
9.38% , 03/01/29 .................. 1,600 1,696,004
8.63% , 06/01/31 .................. 1,200 1,249,368
8.00% , 03/01/33
(c)
................. 820 847,504
Fortescue Treasury Pty. Ltd.
(d)
4.50% , 09/15/27 .................. 605 593,956
5.88% , 04/15/30 .................. 690 698,707
4.38% , 04/01/31 .................. 1,480 1,387,925
6.13% , 04/15/32 .................. 770 785,590
Freeport Indonesia PT
(e)
4.76% , 04/14/27 .................. 600 600,354
5.32% , 04/14/32 .................. 1,600 1,608,428
6.20% , 04/14/52 .................. 800 806,000
Freeport-McMoRan, Inc.
5.00% , 09/01/27 .................. 525 524,971
4.13% , 03/01/28 .................. 905 891,176
4.38% , 08/01/28 .................. 706 699,156
5.25% , 09/01/29 .................. 770 777,988
4.25% , 03/01/30 .................. 805 788,098
4.63% , 08/01/30 .................. 625 619,522
5.40% , 11/14/34 .................. 780 787,977
5.45% , 03/15/43 .................. 1,781 1,679,674
Fresnillo plc, 4.25%, 10/02/50
(c) (e)
........ 1,000 736,440
Gerdau Trade, Inc., 5.75%, 06/09/35 ...... 400 403,136
Glencore Finance Canada Ltd.
(d)
6.90% , 11/15/37 .................. 615 676,764
6.00% , 11/15/41 .................. 428 431,171
5.55% , 10/25/42 .................. 235 224,406
Glencore Funding LLC
(d)
4.00% , 03/27/27 .................. 1,103 1,091,700
5.34% , 04/04/27 .................. 480 485,617
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
3.88% , 10/27/27 .................. USD 775 $ 762,738
4.91% , 04/01/28 .................. 225 227,150
5.40% , 05/08/28 .................. 892 909,608
6.13% , 10/06/28 .................. 585 610,046
4.88% , 03/12/29
(c)
................. 1,245 1,255,891
5.37% , 04/04/29 .................. 665 681,006
5.19% , 04/01/30 .................. 505 513,353
2.50% , 09/01/30 .................. 937 842,777
6.38% , 10/06/30 .................. 490 523,892
2.85% , 04/27/31 .................. 440 395,857
2.63% , 09/23/31 .................. 650 571,218
5.70% , 05/08/33 .................. 775 800,584
6.50% , 10/06/33 .................. 585 633,442
5.63% , 04/04/34 .................. 1,125 1,147,946
5.67% , 04/01/35 .................. 550 558,563
3.88% , 04/27/51 .................. 566 415,960
3.38% , 09/23/51 .................. 590 391,134
5.89% , 04/04/54
(c)
................. 525 513,799
6.14% , 04/01/55
(c)
................. 1,080 1,093,658
Gold Fields Orogen Holdings BVI Ltd., 6.13%,
05/15/29
(e)
..................... 400 415,822
GUSAP III LP
(e)
4.25% , 01/21/30 .................. 600 582,360
7.25% , 04/16/44 .................. 400 448,173
Hecla Mining Co., 7.25%, 02/15/28 ....... 470 474,663
Hudbay Minerals, Inc., 6.13%, 04/01/29
(e)
... 530 532,952
Indonesia Asahan Aluminium PT
(e)
6.53% , 11/15/28 .................. 700 742,020
5.45% , 05/15/30 .................. 1,000 1,023,953
6.76% , 11/15/48 .................. 200 209,259
5.80% , 05/15/50 .................. 400 379,536
Industrias Penoles SAB de CV
(e)
4.15% , 09/12/29 .................. 600 585,426
5.65% , 09/12/49 .................. 600 531,561
4.75% , 08/06/50 .................. 400 309,078
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28
(d)
300 325,390
Ivanhoe Mines Ltd., 7.88%, 01/23/30
(d)
..... 400 402,092
JSW Steel Ltd.
(c)(e)
3.95% , 04/05/27 .................. 400 389,347
5.05% , 04/05/32 .................. 600 562,956
JW Aluminum Continuous Cast Co., 10.25%,
04/01/30
(d)
..................... 260 268,784
Kaiser Aluminum Corp.
(d)
4.63% , 03/01/28 .................. 500 488,277
4.50% , 06/01/31 .................. 550 512,785
Kinross Gold Corp.
4.50% , 07/15/27 .................. 857 855,691
6.25% , 07/15/33 .................. 610 651,127
Krakatau Posco PT
(e)
6.38% , 06/11/27 .................. 200 201,664
6.38% , 06/11/29 .................. 400 402,794
Metinvest BV, 7.75%, 10/17/29
(e)
......... 600 457,423
Minera Mexico SA de CV
(e)
5.63% , 02/12/32 .................. 800 808,556
4.50% , 01/26/50 .................. 1,000 775,617
Mineral Resources Ltd.
(d)
8.13% , 05/01/27 .................. 685 687,021
8.00% , 11/01/27 .................. 630 637,808
9.25% , 10/01/28 .................. 1,220 1,267,557
8.50% , 05/01/30
(c)
................. 650 660,864
Minsur SA, 4.50%, 10/28/31
(e)
.......... 400 374,097
New Gold, Inc., 6.88%, 04/01/32
(d)
....... 55 56,455
Newcastle Coal Infrastructure Group Pty. Ltd.
(d)
4.40% , 09/29/27
(c)
................. 178 175,282
4.70% , 05/12/31 .................. 515 493,737

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Newmont Corp.
2.80% , 10/01/29 .................. USD 975 $ 918,000
3.25% , 05/13/30 .................. 662 627,700
2.25% , 10/01/30 .................. 995 900,062
2.60% , 07/15/32 .................. 1,080 956,689
5.35% , 03/15/34 .................. 550 562,637
5.88% , 04/01/35 .................. 306 324,901
6.25% , 10/01/39 .................. 986 1,078,994
5.75% , 11/15/41 .................. 515 518,157
4.88% , 03/15/42 .................. 981 920,947
5.45% , 06/09/44 .................. 430 418,613
4.20% , 05/13/50 .................. 461 376,442
Nexa Resources SA
(c)(e)
6.75% , 04/09/34 .................. 600 629,862
6.60% , 04/08/37 .................. 545 552,148
Northern Star Resources Ltd., 6.13%,
04/11/33
(d)
..................... 685 709,596
Novelis Corp.
(d)
3.25% , 11/15/26 .................. 785 772,315
4.75% , 01/30/30 .................. 1,590 1,523,329
6.88% , 01/30/30
(c)
................. 740 761,997
3.88% , 08/15/31 .................. 740 664,611
Nucor Corp.
4.30% , 05/23/27 .................. 725 724,389
3.95% , 05/01/28 .................. 776 768,497
2.70% , 06/01/30 .................. 508 467,343
4.65% , 06/01/30 .................. 570 573,389
3.13% , 04/01/32 .................. 125 113,452
5.10% , 06/01/35 .................. 520 520,812
6.40% , 12/01/37 .................. 465 509,393
5.20% , 08/01/43 .................. 85 81,249
4.40% , 05/01/48 .................. 515 428,634
3.85% , 04/01/52 .................. 640 479,697
2.98% , 12/15/55 .................. 532 323,286
Perenti Finance Pty. Ltd., 7.50%, 04/26/29
(d)
. 380 391,872
POSCO
(e)
4.88% , 01/23/27 .................. 200 200,307
4.50% , 08/04/27 .................. 800 795,711
5.75% , 01/17/28 .................. 700 716,982
5.88% , 01/17/33 .................. 200 207,980
POSCO Holdings, Inc.
(e)
5.13% , 05/07/30 .................. 400 405,476
5.75% , 05/07/35 .................. 400 413,086
Reliance, Inc., 2.15%, 08/15/30 ......... 200 176,966
Rio Tinto Alcan, Inc.
7.25% , 03/15/31 .................. 525 598,015
6.13% , 12/15/33 .................. 691 745,967
5.75% , 06/01/35 .................. 342 361,044
Rio Tinto Finance USA Ltd.
7.13% , 07/15/28 .................. 790 850,884
5.20% , 11/02/40 .................. 946 924,874
2.75% , 11/02/51 .................. 1,205 728,798
Rio Tinto Finance USA plc
4.38% , 03/12/27 .................. 375 375,991
4.50% , 03/14/28 .................. 480 482,022
4.88% , 03/14/30 .................. 1,950 1,979,270
5.00% , 03/14/32 .................. 615 624,430
5.00% , 03/09/33 .................. 815 825,684
5.25% , 03/14/35 .................. 1,000 1,014,523
4.75% , 03/22/42 .................. 663 600,589
4.13% , 08/21/42 .................. 851 716,733
5.13% , 03/09/53 .................. 1,145 1,051,424
5.75% , 03/14/55 .................. 420 420,665
5.88% , 03/14/65 .................. 705 708,098
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Samarco Mineracao SA, 9.00%, (9.00% Cash
or 9.00% PIK), 06/30/31
(e) (h)
.......... USD 4,263 $ 4,188,245
SDG Finance Ltd., 2.80%, 08/25/26
(e)
...... 400 389,978
South32 Treasury Ltd., 4.35%, 04/14/32
(d)
... 565 530,354
Southern Copper Corp.
7.50% , 07/27/35 .................. 770 889,885
6.75% , 04/16/40 .................. 1,103 1,201,175
5.25% , 11/08/42 .................. 1,353 1,254,010
5.88% , 04/23/45 .................. 1,511 1,489,284
Steel Dynamics, Inc.
5.00% , 12/15/26 .................. 1,312 1,312,711
1.65% , 10/15/27 .................. 255 239,980
3.45% , 04/15/30 .................. 470 446,207
3.25% , 01/15/31 .................. 540 501,753
5.38% , 08/15/34 .................. 650 658,547
5.25% , 05/15/35 .................. 600 599,767
3.25% , 10/15/50 .................. 505 331,164
5.75% , 05/15/55 .................. 310 301,722
Stillwater Mining Co.
(e)
4.00% , 11/16/26 .................. 600 588,075
4.50% , 11/16/29
(c)
................. 600 548,700
SunCoke Energy, Inc., 4.88%, 06/30/29
(d)
... 495 452,449
Taseko Mines Ltd., 8.25%, 05/01/30
(d)
..... 522 544,937
TMS International Corp., 6.25%, 04/15/29
(d)
.. 355 338,018
United States Steel Corp.
6.88% , 03/01/29 .................. 474 478,019
6.65% , 06/01/37 .................. 278 290,982
Usiminas International Sarl, 7.50%, 01/27/32
(e)
600 614,423
Vale Overseas Ltd.
3.75% , 07/08/30 .................. 1,551 1,461,149
6.13% , 06/12/33
(c)
................. 1,493 1,560,040
6.88% , 11/21/36 .................. 884 962,010
6.88% , 11/10/39 .................. 551 598,027
6.40% , 06/28/54 .................. 1,435 1,407,981
Vale SA, 5.63%, 09/11/42 ............. 671 658,050
Vedanta Resources Finance II plc
(e)
10.88% , 09/17/29
(c)
................ 1,200 1,228,929
9.48% , 07/24/30 .................. 600 593,044
11.25% , 12/03/31
(c)
................ 525 547,097
9.85% , 04/24/33 .................. 400 401,933
Warrior Met Coal, Inc., 7.88%, 12/01/28
(c) (d)
.. 166 169,867
WE Soda Investments Holding plc
(e)
9.50% , 10/06/28 .................. 1,000 1,045,669
9.38% , 02/14/31 .................. 400 418,436
Windfall Mining Group, Inc., 5.85%, 05/13/32
(e)
240 245,096
Yamana Gold, Inc., 2.63%, 08/15/31 ...... 505 441,273
172,743,498
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 06/15/29
(d)
................ 520 493,818
Arbor Realty SR, Inc., 7.88%, 07/15/30
(d)
... 230 234,886
Blackstone Mortgage Trust, Inc.
(d)
3.75% , 01/15/27 .................. 380 368,699
7.75% , 12/01/29 .................. 445 470,866
Ladder Capital Finance Holdings LLLP
4.25% , 02/01/27
(d)
................. 600 589,268
4.75% , 06/15/29
(d)
................. 670 650,468
5.50% , 08/01/30 .................. 20 20,073
7.00% , 07/15/31
(d)
................. 510 534,043
Rithm Capital Corp.
(d)
8.00% , 04/01/29 .................. 775 792,134
8.00% , 07/15/30 .................. 170 173,154
Starwood Property Trust, Inc.
(d)
3.63% , 07/15/26 .................. 405 397,314

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
4.38% , 01/15/27
(c)
................. USD 465 $ 457,396
7.25% , 04/01/29 .................. 595 622,952
6.00% , 04/15/30 .................. 425 429,296
6.50% , 07/01/30 .................. 510 524,627
6.50% , 10/15/30 .................. 245 252,038
7,011,032
Multi-Utilities — 0.4%
Abu Dhabi National Energy Co. PJSC
2.00% , 04/29/28
(e)
................. 1,200 1,123,442
4.38% , 01/24/29
(e)
................. 200 199,311
4.88% , 04/23/30
(e)
................. 800 814,414
4.38% , 10/09/31
(e)
................. 800 789,957
4.70% , 04/24/33
(e)
................. 800 792,910
6.50% , 10/27/36
(d)
................. 1,000 1,115,554
4.75% , 03/09/37
(e)
................. 870 835,567
4.00% , 10/03/49
(e)
................. 600 466,298
3.40% , 04/29/51
(e)
................. 800 554,010
Algonquin Power & Utilities Corp., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.25%), 4.75%, 01/18/82
(g)
....
736 716,054
Ameren Corp.
5.70% , 12/01/26 .................. 690 699,446
1.95% , 03/15/27 .................. 755 725,386
1.75% , 03/15/28 .................. 300 280,056
5.00% , 01/15/29 .................. 705 716,654
3.50% , 01/15/31 .................. 838 791,313
5.38% , 03/15/35 .................. 435 437,962
Ameren Illinois Co.
3.80% , 05/15/28 .................. 95 93,865
1.55% , 11/15/30 .................. 305 262,307
3.85% , 09/01/32 .................. 350 330,059
4.95% , 06/01/33 .................. 430 433,148
4.15% , 03/15/46 .................. 485 394,931
3.70% , 12/01/47 .................. 597 448,362
4.50% , 03/15/49 .................. 535 451,427
3.25% , 03/15/50 .................. 404 271,785
2.90% , 06/15/51 .................. 433 269,564
5.90% , 12/01/52 .................. 406 414,349
5.55% , 07/01/54 .................. 590 580,847
5.63% , 03/01/55 .................. 325 323,704
Avista Corp.
4.35% , 06/01/48 .................. 555 451,772
4.00% , 04/01/52 .................. 360 267,054
Berkshire Hathaway Energy Co.
3.25% , 04/15/28 .................. 910 886,924
3.70% , 07/15/30 .................. 1,120 1,081,800
1.65% , 05/15/31 .................. 617 524,822
6.13% , 04/01/36 .................. 1,605 1,714,100
5.95% , 05/15/37 .................. 348 367,967
5.15% , 11/15/43 .................. 668 629,667
4.50% , 02/01/45 .................. 858 738,833
3.80% , 07/15/48 .................. 795 594,347
4.45% , 01/15/49 .................. 840 697,527
4.25% , 10/15/50 .................. 671 534,769
2.85% , 05/15/51 .................. 1,378 847,444
4.60% , 05/01/53 .................. 914 766,490
Black Hills Corp.
3.15% , 01/15/27 .................. 145 141,941
5.95% , 03/15/28 .................. 526 543,608
3.05% , 10/15/29 .................. 552 515,814
2.50% , 06/15/30 .................. 687 619,734
4.35% , 05/01/33 .................. 420 396,051
6.15% , 05/15/34 .................. 510 537,063
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
6.00% , 01/15/35 .................. USD 425 $ 441,624
4.20% , 09/15/46 .................. 294 229,046
3.88% , 10/15/49 .................. 406 293,812
CenterPoint Energy, Inc.
5.40% , 06/01/29 .................. 475 489,051
2.95% , 03/01/30 .................. 340 315,967
2.65% , 06/01/31 .................. 585 521,190
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85% , 02/15/55
(c) (g)
.............. 505 526,689
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00% , 02/15/55
(g)
............... 540 562,873
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 6.70% ,
05/15/55
(g)
.................... 15 15,202
Centrica plc, 5.38%, 10/16/43
(d)
......... 410 368,857
CMS Energy Corp.
3.45% , 08/15/27 .................. 261 255,922
4.88% , 03/01/44 .................. 342 302,528
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.12%), 4.75% ,
06/01/50
(g)
.................... 628 607,150
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.90%), 3.75% ,
12/01/50
(g)
.................... 462 415,301
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.96%), 6.50% ,
06/01/55
(g)
.................... 110 111,207
Consolidated Edison Co. of New York, Inc.
Series B , 3.13% , 11/15/27 ............ 560 545,720
3.80% , 05/15/28 .................. 610 603,374
Series D , 4.00% , 12/01/28 ........... 485 481,402
Series 20A , 3.35% , 04/01/30 .......... 570 546,578
2.40% , 06/15/31 .................. 713 637,485
5.20% , 03/01/33 .................. 465 478,345
5.50% , 03/15/34 .................. 550 570,944
5.38% , 05/15/34 .................. 415 426,143
Series 05-A , 5.30% , 03/01/35 ......... 235 238,926
5.13% , 03/15/35 .................. 105 105,920
Series 06-A , 5.85% , 03/15/36 ......... 586 612,650
Series 06-B , 6.20% , 06/15/36 ......... 385 413,340
Series 07-A , 6.30% , 08/15/37 ......... 145 157,240
Series 08-B , 6.75% , 04/01/38 ......... 567 641,750
Series 09-C , 5.50% , 12/01/39 ......... 395 395,631
5.70% , 06/15/40 .................. 333 338,604
Series 12-A , 4.20% , 03/15/42 ......... 318 270,416
3.95% , 03/01/43 .................. 865 702,905
4.45% , 03/15/44 .................. 838 723,193
4.50% , 12/01/45 .................. 796 680,790
3.85% , 06/15/46 .................. 693 535,380
Series 2017 , 3.88% , 06/15/47 ......... 619 471,283
Series E , 4.65% , 12/01/48 ............ 815 702,988
Series A , 4.13% , 05/15/49 ............ 600 471,922
Series 20B , 3.95% , 04/01/50 .......... 1,180 914,750
3.20% , 12/01/51 .................. 545 360,612
6.15% , 11/15/52 .................. 680 714,107
5.90% , 11/15/53 .................. 885 901,472
5.70% , 05/15/54 .................. 915 908,650
4.63% , 12/01/54 .................. 467 391,987
5.50% , 03/15/55 .................. 115 111,181
Series C , 4.30% , 12/01/56 ........... 580 454,536
Series C , 4.00% , 11/15/57 ............ 728 535,512
4.50% , 05/15/58 .................. 711 574,852
3.70% , 11/15/59 .................. 422 291,573

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Series C , 3.00% , 12/01/60 ........... USD 532 $ 315,287
3.60% , 06/15/61 .................. 683 464,650
Consumers Energy Co.
4.65% , 03/01/28 .................. 273 275,412
3.80% , 11/15/28 .................. 98 96,510
4.90% , 02/15/29 .................. 700 712,173
4.60% , 05/30/29 .................. 628 632,955
4.70% , 01/15/30 .................. 250 252,806
4.50% , 01/15/31 .................. 535 533,816
3.60% , 08/15/32 .................. 240 223,133
4.63% , 05/15/33 .................. 570 561,863
5.05% , 05/15/35 .................. 600 602,043
3.95% , 05/15/43 .................. 191 155,355
3.25% , 08/15/46 .................. 525 381,170
3.95% , 07/15/47 .................. 375 297,508
4.05% , 05/15/48 .................. 730 584,477
4.35% , 04/15/49 .................. 540 450,601
3.75% , 02/15/50 .................. 495 369,811
3.10% , 08/15/50 .................. 733 489,433
3.50% , 08/01/51 .................. 589 429,499
2.65% , 08/15/52 .................. 357 216,751
4.20% , 09/01/52 .................. 345 279,518
Delmarva Power & Light Co., 4.15%, 05/15/45 415 337,478
Dominion Energy, Inc.
Series D , 2.85% , 08/15/26 ........... 464 455,748
Series B , 3.60% , 03/15/27 ............ 457 451,050
4.60% , 05/15/28 .................. 550 552,179
4.25% , 06/01/28 .................. 569 565,971
Series C , 3.38% , 04/01/30 ........... 1,734 1,646,033
5.00% , 06/15/30 .................. 475 483,143
Series C , 2.25% , 08/15/31 ........... 480 416,939
Series A , 4.35% , 08/15/32 ............ 365 351,394
5.38% , 11/15/32 .................. 845 866,995
Series E , 6.30% , 03/15/33 ............ 353 375,500
Series F , 5.25% , 08/01/33 ............ 820 825,512
5.45% , 03/15/35 .................. 575 579,613
Series B , 5.95% , 06/15/35 ............ 575 603,044
7.00% , 06/15/38 .................. 484 546,638
Series B , 3.30% , 04/15/41 ............ 540 398,331
Series C , 4.90% , 08/01/41 ........... 455 409,209
Series C , 4.05% , 09/15/42 ........... 406 323,100
4.70% , 12/01/44 .................. 495 423,659
Series A , 4.60% , 03/15/49 ............ 425 347,332
Series B , 4.85% , 08/15/52 ............ 640 541,094
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54
(g)
............... 985 1,052,338
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.39%),
6.88% , 02/01/55
(g)
............... 75 78,453
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.21%), 6.63% ,
05/15/55
(g)
.................... 230 235,732
DTE Energy Co.
2.85% , 10/01/26 .................. 598 586,877
4.95% , 07/01/27 .................. 800 807,457
4.88% , 06/01/28 .................. 805 813,634
5.10% , 03/01/29 .................. 1,135 1,154,637
Series C , 3.40% , 06/15/29 ........... 371 354,935
2.95% , 03/01/30 .................. 540 501,707
5.20% , 04/01/30 .................. 1,045 1,068,089
5.85% , 06/01/34 .................. 635 664,183
Engie SA
(d)
5.25% , 04/10/29 .................. 580 592,012
5.63% , 04/10/34 .................. 625 642,288
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
5.88% , 04/10/54 .................. USD 615 $ 611,611
National Grid plc
5.60% , 06/12/28 .................. 210 216,058
5.81% , 06/12/33 .................. 460 480,935
5.42% , 01/11/34 .................. 795 809,961
New York State Electric & Gas Corp.
(d)
3.25% , 12/01/26 .................. 120 117,988
5.65% , 08/15/28 .................. 975 1,009,175
2.15% , 10/01/31 .................. 755 644,933
5.85% , 08/15/33 .................. 305 320,078
5.30% , 08/15/34 .................. 825 835,050
3.30% , 09/15/49
(c)
................. 238 155,161
NiSource, Inc.
3.49% , 05/15/27 .................. 1,682 1,653,475
5.25% , 03/30/28 .................. 635 647,946
5.20% , 07/01/29 .................. 560 573,233
2.95% , 09/01/29 .................. 1,505 1,418,221
3.60% , 05/01/30 .................. 1,255 1,203,337
1.70% , 02/15/31 .................. 780 665,616
5.40% , 06/30/33 .................. 280 285,886
5.35% , 04/01/34 .................. 455 461,909
5.35% , 07/15/35 .................. 925 928,530
5.95% , 06/15/41 .................. 481 487,033
5.25% , 02/15/43 .................. 425 397,507
4.80% , 02/15/44 .................. 780 688,477
5.65% , 02/01/45 .................. 575 558,545
4.38% , 05/15/47 .................. 1,037 852,157
3.95% , 03/30/48 .................. 763 585,098
5.00% , 06/15/52 .................. 635 559,921
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.95% ,
11/30/54
(g)
.................... 125 129,881
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.53%), 6.38% ,
03/31/55
(g)
.................... 60 60,660
5.85% , 04/01/55 .................. 1,055 1,040,215
NorthWestern Corp., 4.18%, 11/15/44 ..... 595 480,193
Public Service Enterprise Group, Inc.
5.85% , 11/15/27 .................. 150 154,576
5.88% , 10/15/28 .................. 730 759,417
5.20% , 04/01/29 .................. 730 748,077
4.90% , 03/15/30 .................. 290 293,512
1.60% , 08/15/30 .................. 700 603,894
2.45% , 11/15/31 .................. 255 223,065
6.13% , 10/15/33 .................. 475 506,772
5.45% , 04/01/34 .................. 520 530,824
5.40% , 03/15/35 .................. 375 380,168
Puget Energy, Inc.
2.38% , 06/15/28 .................. 810 761,183
4.10% , 06/15/30 .................. 619 596,004
4.22% , 03/15/32 .................. 520 489,689
5.73% , 03/15/35 .................. 275 275,829
Puget Sound Energy, Inc.
5.33% , 06/15/34 .................. 420 428,556
6.27% , 03/15/37 .................. 320 342,597
5.76% , 10/01/39 .................. 414 422,906
5.80% , 03/15/40 .................. 370 378,891
5.64% , 04/15/41 .................. 350 344,269
4.30% , 05/20/45 .................. 376 308,389
4.22% , 06/15/48 .................. 605 481,975
3.25% , 09/15/49 .................. 647 429,987
2.89% , 09/15/51 .................. 535 327,766
5.45% , 06/01/53 .................. 290 274,884
5.69% , 06/15/54 .................. 340 334,688

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
San Diego Gas & Electric Co.
4.95% , 08/15/28 .................. USD 1,080 $ 1,099,194
Series VVV , 1.70% , 10/01/30 .......... 1,235 1,072,676
Series XXX , 3.00% , 03/15/32 .......... 585 527,704
5.40% , 04/15/35 .................. 375 382,524
6.00% , 06/01/39 .................. 315 330,029
4.50% , 08/15/40 .................. 437 389,702
Series RRR , 3.75% , 06/01/47 ......... 551 408,298
4.15% , 05/15/48 .................. 435 340,624
Series TTT , 4.10% , 06/15/49 .......... 482 378,329
3.32% , 04/15/50 .................. 305 205,620
2.95% , 08/15/51 .................. 915 577,059
3.70% , 03/15/52 .................. 235 168,380
5.35% , 04/01/53 .................. 790 737,210
5.55% , 04/15/54 .................. 635 608,932
Sempra
5.40% , 08/01/26 .................. 385 387,540
3.25% , 06/15/27 .................. 1,293 1,262,432
3.40% , 02/01/28 .................. 1,252 1,217,692
3.70% , 04/01/29 .................. 460 446,195
5.50% , 08/01/33 .................. 485 495,839
3.80% , 02/01/38 .................. 958 794,633
6.00% , 10/15/39 .................. 891 900,715
4.00% , 02/01/48 .................. 798 591,897
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.87%), 4.13% ,
04/01/52
(g)
.................... 745 719,301
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.63%), 6.40% ,
10/01/54
(g)
.................... 1,110 1,072,821
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.79%), 6.88% ,
10/01/54
(g)
.................... 970 979,718
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.14%), 6.55% ,
04/01/55
(g)
.................... 185 178,293
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.35%), 6.63% ,
04/01/55
(g)
.................... 35 34,330
Southern Co. Gas Capital Corp.
Series 20-A , 1.75% , 01/15/31 ......... 635 544,386
5.15% , 09/15/32 .................. 175 177,599
5.75% , 09/15/33 .................. 570 595,829
4.95% , 09/15/34 .................. 510 504,777
5.88% , 03/15/41 .................. 414 420,896
4.40% , 06/01/43 .................. 660 552,180
3.95% , 10/01/46 .................. 515 395,848
4.40% , 05/30/47 .................. 687 560,057
Series 21A , 3.15% , 09/30/51 .......... 610 388,011
WEC Energy Group, Inc.
5.60% , 09/12/26 .................. 147 148,528
5.15% , 10/01/27 .................. 495 501,687
1.38% , 10/15/27 .................. 580 543,737
4.75% , 01/15/28 .................. 700 705,283
2.20% , 12/15/28 .................. 260 241,759
1.80% , 10/15/30 .................. 233 202,806
132,003,842
Office REITs — 0.1%
Boston Properties LP
2.75% , 10/01/26 .................. 770 753,175
6.75% , 12/01/27 .................. 1,175 1,228,291
4.50% , 12/01/28 .................. 968 958,723
3.40% , 06/21/29 .................. 950 900,573
2.90% , 03/15/30 .................. 766 703,368
Security
Par (000)
Par (000) Value
Office REITs (continued)
3.25% , 01/30/31 .................. USD 1,335 $ 1,224,622
2.55% , 04/01/32 .................. 1,052 891,104
2.45% , 10/01/33 .................. 1,145 918,729
6.50% , 01/15/34 .................. 55 58,859
5.75% , 01/15/35
(c)
................. 795 799,444
Brandywine Operating Partnership LP
3.95% , 11/15/27 .................. 460 443,526
8.30% , 03/15/28 .................. 350 372,585
8.88% , 04/12/29 .................. 510 547,787
4.55% , 10/01/29
(c)
................. 362 340,139
COPT Defense Properties LP
2.00% , 01/15/29 .................. 745 680,542
2.75% , 04/15/31 .................. 470 416,138
2.90% , 12/01/33 .................. 430 356,257
Cousins Properties LP
5.25% , 07/15/30 .................. 325 330,472
5.38% , 02/15/32 .................. 160 161,389
5.88% , 10/01/34 .................. 350 360,195
Highwoods Realty LP
3.88% , 03/01/27 .................. 345 338,933
4.13% , 03/15/28 .................. 332 324,757
4.20% , 04/15/29 .................. 390 378,631
3.05% , 02/15/30 .................. 465 424,106
2.60% , 02/01/31 .................. 502 433,606
7.65% , 02/01/34 .................. 335 377,408
Hudson Pacific Properties LP
3.95% , 11/01/27 .................. 456 431,334
5.95% , 02/15/28 .................. 355 340,051
4.65% , 04/01/29 .................. 504 439,369
3.25% , 01/15/30 .................. 430 344,205
Kilroy Realty LP
4.75% , 12/15/28 .................. 350 346,496
4.25% , 08/15/29 .................. 427 412,001
3.05% , 02/15/30 .................. 595 537,947
2.50% , 11/15/32 .................. 745 600,721
2.65% , 11/15/33 .................. 600 475,125
6.25% , 01/15/36 .................. 290 291,029
Office Properties Income Trust
(c)(d)
3.25% , 03/15/27 .................. 105 86,520
9.00% , 03/31/29 .................. 350 348,524
9.00% , 09/30/29 .................. 580 430,608
Piedmont Operating Partnership LP
9.25% , 07/20/28 .................. 720 793,922
6.88% , 07/15/29 .................. 160 167,380
3.15% , 08/15/30 .................. 535 476,367
2.75% , 04/01/32 .................. 210 175,724
21,420,682
Oil, Gas & Consumable Fuels — 2.3%
3R Lux SARL, 9.75%, 02/05/31
(c) (e)
....... 600 618,428
Abu Dhabi Crude Oil Pipeline LLC
(e)
3.65% , 11/02/29 .................. 800 776,099
4.60% , 11/02/47 .................. 2,200 1,985,703
Acu Petroleo Luxembourg SARL, 7.50%,
01/13/32
(e)
..................... 442 445,237
Adnoc Murban Rsc Ltd.
(e)
4.25% , 09/11/29 .................. 1,000 993,411
4.50% , 09/11/34 .................. 1,600 1,565,812
5.13% , 09/11/54 .................. 1,400 1,287,124
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/35
(e)
. 1,200 1,192,392
Aethon United BR LP, 7.50%, 10/01/29
(d)
.... 991 1,038,018
AI Candelaria -spain- SA, 5.75%, 06/15/33
(e)
. 500 431,357
Aker BP ASA
(d)
5.60% , 06/13/28 .................. 520 534,270
3.75% , 01/15/30 .................. 852 810,709

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.00% , 01/15/31 .................. USD 745 $ 705,650
3.10% , 07/15/31 .................. 733 653,941
6.00% , 06/13/33 .................. 765 786,768
5.13% , 10/01/34 .................. 655 628,735
5.80% , 10/01/54 .................. 755 675,902
Alliance Resource Operating Partners LP,
8.63%, 06/15/29
(d)
................ 405 428,524
Antero Midstream Partners LP
(d)
5.75% , 03/01/27 .................. 680 680,430
5.75% , 01/15/28 .................. 649 648,257
5.38% , 06/15/29 .................. 756 749,094
6.63% , 02/01/32 .................. 605 621,212
Antero Resources Corp.
(d)
7.63% , 02/01/29 .................. 533 544,088
5.38% , 03/01/30 .................. 825 819,572
APA Corp.
(d)
4.25% , 01/15/30 .................. 395 377,768
6.10% , 02/15/35 .................. 365 358,325
5.10% , 09/01/40 .................. 130 108,676
5.35% , 07/01/49 .................. 368 292,168
6.75% , 02/15/55 .................. 585 549,942
APA Infrastructure Ltd.
(d)
4.25% , 07/15/27 .................. 185 183,842
5.13% , 09/16/34 .................. 715 704,750
5.00% , 03/23/35 .................. 215 206,758
5.75% , 09/16/44 .................. 180 173,580
Ascent Resources Utica Holdings LLC
(d)
9.00% , 11/01/27 .................. 315 383,266
5.88% , 06/30/29 .................. 465 463,669
6.63% , 10/15/32 .................. 585 595,216
6.63% , 07/15/33 .................. 20 20,292
Azule Energy Finance plc, 8.13%, 01/23/30
(e)
. 1,000 1,007,361
Bapco Energies BSC Closed, 7.50%,
10/25/27
(c) (e)
.................... 700 720,643
Bapco Energies Sukuk Ltd.
(e)
5.25% , 04/08/29 .................. 600 590,484
6.63% , 05/25/33 .................. 600 620,367
6.25% , 01/29/35 .................. 1,000 1,012,997
Baytex Energy Corp.
(d)
8.50% , 04/30/30 .................. 810 824,134
7.38% , 03/15/32
(c)
................. 605 584,781
BG Energy Capital plc, 5.13%, 10/15/41
(d)
... 1,077 1,008,051
Blue Racer Midstream LLC
(d)
6.63% , 07/15/26 .................. 303 303,063
7.00% , 07/15/29 .................. 525 544,486
7.25% , 07/15/32 .................. 505 532,527
Boardwalk Pipelines LP
4.45% , 07/15/27 .................. 745 742,690
4.80% , 05/03/29 .................. 549 553,873
3.40% , 02/15/31 .................. 610 563,231
3.60% , 09/01/32 .................. 150 135,869
5.63% , 08/01/34 .................. 1,020 1,035,574
BP Capital Markets America, Inc.
3.02% , 01/16/27 .................. 1,035 1,016,844
3.54% , 04/06/27 .................. 643 634,991
3.59% , 04/14/27 .................. 719 710,863
5.02% , 11/17/27 .................. 1,125 1,141,693
3.94% , 09/21/28 .................. 1,270 1,255,036
4.23% , 11/06/28 .................. 2,232 2,224,509
4.70% , 04/10/29 .................. 905 915,364
4.97% , 10/17/29 .................. 875 893,317
4.87% , 11/25/29 .................. 785 799,127
3.63% , 04/06/30 .................. 1,182 1,143,785
1.75% , 08/10/30 .................. 1,055 926,146
2.72% , 01/12/32 .................. 2,130 1,896,683
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.81% , 02/13/33 .................. USD 1,765 $ 1,760,192
4.89% , 09/11/33 .................. 1,260 1,257,666
4.99% , 04/10/34 .................. 1,295 1,301,818
5.23% , 11/17/34 .................. 1,445 1,462,104
3.06% , 06/17/41 .................. 1,275 941,906
3.00% , 02/24/50 .................. 2,106 1,343,152
2.77% , 11/10/50 .................. 1,668 1,008,139
2.94% , 06/04/51 .................. 2,368 1,470,359
3.00% , 03/17/52 .................. 1,180 740,195
3.38% , 02/08/61 .................. 1,673 1,075,130
BP Capital Markets plc
3.28% , 09/19/27 .................. 1,568 1,537,318
3.72% , 11/28/28 .................. 962 943,273
BPRL International Singapore Pte. Ltd., 4.38%,
01/18/27
(e)
..................... 200 198,836
Buckeye Partners LP
3.95% , 12/01/26 .................. 610 599,822
4.13% , 12/01/27 .................. 475 463,514
4.50% , 03/01/28
(d)
................. 500 488,267
6.88% , 07/01/29
(d)
................. 650 668,498
6.75% , 02/01/30
(d)
................. 290 300,388
6.75% , 08/15/33
(c)
................. 160 161,986
5.85% , 11/15/43 .................. 385 342,433
5.60% , 10/15/44 .................. 307 261,155
Burlington Resources LLC
7.20% , 08/15/31 .................. 260 294,294
5.95% , 10/15/36 .................. 240 253,191
California Resources Corp., 8.25%, 06/15/29
(d)
880 903,769
Calumet Specialty Products Partners LP
(c)(d)
8.13% , 01/15/27 .................. 375 371,110
9.75% , 07/15/28 .................. 305 292,521
Cameron LNG LLC
(d)
2.90% , 07/15/31 .................. 973 878,763
3.30% , 01/15/35 .................. 901 767,432
3.40% , 01/15/38 .................. 570 483,717
3.70% , 01/15/39 .................. 1,060 888,826
Canacol Energy Ltd., 5.75%, 11/24/28
(e)
.... 400 121,320
Canadian Natural Resources Ltd.
3.85% , 06/01/27 .................. 1,210 1,195,531
5.00% , 12/15/29
(d)
................. 370 372,449
2.95% , 07/15/30 .................. 657 603,097
7.20% , 01/15/32 .................. 425 467,440
6.45% , 06/30/33 .................. 535 567,594
5.40% , 12/15/34
(d)
................. 440 438,150
5.85% , 02/01/35 .................. 486 494,006
6.50% , 02/15/37 .................. 520 547,656
6.25% , 03/15/38 .................. 940 970,769
6.75% , 02/01/39 .................. 529 563,198
4.95% , 06/01/47 .................. 950 814,805
Cenovus Energy, Inc.
4.25% , 04/15/27 .................. 765 760,246
2.65% , 01/15/32 .................. 600 519,081
5.25% , 06/15/37 .................. 370 347,439
6.75% , 11/15/39 .................. 429 458,524
5.40% , 06/15/47 .................. 680 608,044
3.75% , 02/15/52 .................. 854 577,793
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 1,409 1,419,298
3.70% , 11/15/29 .................. 1,391 1,337,848
2.74% , 12/31/39 .................. 770 634,372
Cheniere Energy Partners LP
4.50% , 10/01/29 .................. 1,870 1,850,302
4.00% , 03/01/31 .................. 1,545 1,476,140
3.25% , 01/31/32 .................. 1,275 1,146,702
5.95% , 06/30/33 .................. 756 788,978

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.75% , 08/15/34 .................. USD 1,680 $ 1,721,846
5.55% , 10/30/35
(d)
................. 360 361,826
Cheniere Energy, Inc.
4.63% , 10/15/28 .................. 2,111 2,100,517
5.65% , 04/15/34 .................. 545 553,880
Chevron Corp.
2.00% , 05/11/27 .................. 1,372 1,323,101
2.24% , 05/11/30 .................. 1,536 1,397,286
3.08% , 05/11/50 .................. 1,190 793,275
Chevron USA, Inc.
4.41% , 02/26/27 .................. 245 246,018
1.02% , 08/12/27 .................. 940 884,684
3.85% , 01/15/28 .................. 854 849,410
4.48% , 02/26/28 .................. 710 715,380
3.25% , 10/15/29 .................. 703 676,359
4.69% , 04/15/30 .................. 750 760,906
4.82% , 04/15/32 .................. 665 675,235
4.98% , 04/15/35 .................. 775 780,928
6.00% , 03/01/41 .................. 285 303,593
5.25% , 11/15/43 .................. 355 346,445
2.34% , 08/12/50 .................. 798 454,685
Chord Energy Corp., 6.75%, 03/15/33
(d)
.... 310 316,137
Civitas Resources, Inc.
(d)
5.00% , 10/15/26 .................. 421 416,512
8.38% , 07/01/28 .................. 1,315 1,353,857
8.63% , 11/01/30 .................. 1,025 1,046,469
8.75% , 07/01/31 .................. 1,350 1,366,776
9.63% , 06/15/33 .................. 190 195,378
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33
(d)
10 10,568
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41
(d)
400 427,294
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42
(d)
600 593,115
CNOOC Finance 2013 Ltd.
2.88% , 09/30/29 .................. 1,100 1,044,440
4.25% , 05/09/43 .................. 600 540,487
3.30% , 09/30/49 .................. 1,100 823,895
CNOOC Finance 2014 ULC, 4.88%, 04/30/44 600 582,343
CNOOC Finance 2015 Australia Pty. Ltd.,
4.20%, 05/05/45 ................. 420 372,359
CNOOC Finance 2015 USA LLC, 4.38%,
05/02/28 ...................... 1,400 1,401,129
CNOOC Petroleum North America ULC
7.88% , 03/15/32 .................. 160 189,277
5.88% , 03/10/35 .................. 300 328,835
6.40% , 05/15/37 .................. 1,110 1,285,879
7.50% , 07/30/39 .................. 110 142,235
CNPC Global Capital Ltd., 2.00%, 06/23/30
(e)
. 1,200 1,082,746
CNPC HK Overseas Capital Ltd., 5.95%,
04/28/41
(d)
..................... 200 214,628
CNX Midstream Partners LP, 4.75%, 04/15/30
(d)
415 391,570
CNX Resources Corp.
(d)
6.00% , 01/15/29 .................. 510 509,591
7.38% , 01/15/31 .................. 505 521,619
7.25% , 03/01/32 .................. 605 623,141
Colonial Enterprises, Inc., 3.25%, 05/15/30
(d)
. 891 813,872
Colonial Pipeline Co.
(d)
7.63% , 04/15/32 .................. 560 631,326
4.20% , 04/15/43 .................. 421 324,733
4.25% , 04/15/48
(c)
................. 730 550,771
Colorado Interstate Gas Co. LLC, 4.15%,
08/15/26
(d)
..................... 428 425,346
Columbia Pipeline Group, Inc., 5.80%, 06/01/45 557 539,865
Columbia Pipelines Holding Co. LLC
(d)
6.06% , 08/15/26 .................. 355 358,870
6.04% , 08/15/28 .................. 770 800,514
5.10% , 10/01/31 .................. 195 195,860
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.68% , 01/15/34 .................. USD 350 $ 355,304
Columbia Pipelines Operating Co. LLC
(d)
5.93% , 08/15/30 .................. 600 631,113
6.04% , 11/15/33 .................. 1,300 1,366,621
6.50% , 08/15/43 .................. 890 917,050
6.54% , 11/15/53 .................. 1,365 1,409,448
5.70% , 10/01/54 .................. 205 188,663
5.96% , 02/15/55 .................. 10 9,578
6.71% , 08/15/63 .................. 400 422,589
Comstock Resources, Inc.
(d)
6.75% , 03/01/29 .................. 1,715 1,696,479
5.88% , 01/15/30 .................. 915 863,262
ConocoPhillips
5.90% , 10/15/32 .................. 480 515,655
5.90% , 05/15/38 .................. 560 584,608
6.50% , 02/01/39 .................. 1,000 1,107,090
4.88% , 10/01/47 .................. 268 235,778
ConocoPhillips Co.
6.95% , 04/15/29 .................. 800 871,754
4.70% , 01/15/30 .................. 1,500 1,517,046
4.85% , 01/15/32 .................. 745 749,994
5.05% , 09/15/33 .................. 1,075 1,090,761
5.00% , 01/15/35 .................. 1,330 1,321,631
3.76% , 03/15/42 .................. 894 712,921
4.30% , 11/15/44 .................. 1,003 834,637
5.95% , 03/15/46 .................. 135 141,546
3.80% , 03/15/52 .................. 1,300 941,326
5.30% , 05/15/53 .................. 1,280 1,179,598
5.55% , 03/15/54 .................. 990 941,887
5.50% , 01/15/55 .................. 1,025 969,291
4.03% , 03/15/62 .................. 1,681 1,209,815
5.70% , 09/15/63 .................. 625 596,966
5.65% , 01/15/65 .................. 495 468,267
Constellation Oil Services Holding SA, 9.38%,
11/07/29
(e)
..................... 600 614,911
Contemporary Ruiding Development Ltd.
(e)
1.50% , 09/09/26 .................. 800 772,804
2.63% , 09/17/30 .................. 400 364,701
Continental Resources, Inc.
2.27% , 11/15/26
(d)
................. 1,020 987,694
4.38% , 01/15/28 .................. 1,274 1,253,748
5.75% , 01/15/31
(d)
................. 1,470 1,477,600
2.88% , 04/01/32
(d)
................. 750 634,285
4.90% , 06/01/44 .................. 854 670,662
Conuma Resources Ltd., 13.13%, 05/01/28
(c) (d)
242 240,902
Coronado Finance Pty. Ltd., 9.25%,
10/01/29
(c) (d)
.................... 423 322,867
Cosan Luxembourg SA, 5.50%, 09/20/29
(e)
.. 200 195,250
Coterra Energy, Inc.
3.90% , 05/15/27 .................. 925 913,713
4.38% , 03/15/29 .................. 497 490,959
5.60% , 03/15/34 .................. 645 648,222
5.40% , 02/15/35 .................. 110 108,472
5.90% , 02/15/55 .................. 280 260,712
CQP Holdco LP
(d)
5.50% , 06/15/31 .................. 1,375 1,344,141
7.50% , 12/15/33 .................. 510 543,310
Crescent Energy Finance LLC
(d)
7.63% , 04/01/32 .................. 1,095 1,070,382
7.38% , 01/15/33 .................. 1,045 1,000,505
8.38% , 01/15/34 .................. 465 460,954
CVR Energy, Inc.
(d)
5.75% , 02/15/28 .................. 449 431,372
8.50% , 01/15/29 .................. 679 667,106

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP
5.63% , 07/15/27 .................. USD 268 $ 272,791
5.13% , 05/15/29 .................. 715 724,656
8.13% , 08/16/30 .................. 490 564,694
3.25% , 02/15/32 .................. 390 347,732
6.45% , 11/03/36
(d)
................. 279 287,141
6.75% , 09/15/37
(d)
................. 597 628,450
5.60% , 04/01/44 .................. 415 384,300
Delek Logistics Partners LP
(d)
7.13% , 06/01/28 .................. 430 431,317
8.63% , 03/15/29 .................. 1,075 1,118,393
7.38% , 06/30/33 .................. 210 207,448
Devon Energy Corp.
5.25% , 10/15/27 .................. 1,051 1,053,157
5.88% , 06/15/28 .................. 319 319,021
4.50% , 01/15/30 .................. 1,036 1,026,364
7.88% , 09/30/31 .................. 279 319,661
7.95% , 04/15/32 .................. 260 299,648
5.20% , 09/15/34 .................. 1,050 1,019,512
5.60% , 07/15/41 .................. 1,277 1,183,972
4.75% , 05/15/42 .................. 808 677,536
5.00% , 06/15/45 .................. 620 517,482
5.75% , 09/15/54 .................. 930 833,846
Diamondback Energy, Inc.
3.25% , 12/01/26 .................. 1,043 1,026,050
5.20% , 04/18/27 .................. 1,030 1,040,828
3.50% , 12/01/29 .................. 1,304 1,244,704
5.15% , 01/30/30 .................. 860 875,751
3.13% , 03/24/31 .................. 843 771,126
6.25% , 03/15/33 .................. 1,145 1,217,755
5.40% , 04/18/34 .................. 1,320 1,324,192
5.55% , 04/01/35 .................. 835 840,798
4.40% , 03/24/51 .................. 768 596,130
4.25% , 03/15/52 .................. 1,317 994,668
6.25% , 03/15/53 .................. 650 644,793
5.75% , 04/18/54 .................. 1,070 992,481
5.90% , 04/18/64 .................. 860 794,645
DT Midstream, Inc.
(d)
4.13% , 06/15/29 .................. 1,200 1,156,461
4.38% , 06/15/31 .................. 1,105 1,052,137
4.30% , 04/15/32 .................. 690 645,810
5.80% , 12/15/34 .................. 115 116,833
Eastern Energy Gas Holdings LLC
5.80% , 01/15/35 .................. 430 446,268
5.65% , 10/15/54 .................. 265 253,539
6.20% , 01/15/55 .................. 125 128,952
Eastern Gas Transmission & Storage, Inc.
3.00% , 11/15/29 .................. 649 611,486
4.80% , 11/01/43 .................. 442 383,134
4.60% , 12/15/44 .................. 540 453,716
EIG Pearl Holdings SARL
(e)
3.55% , 08/31/36 .................. 1,191 1,068,786
4.39% , 11/30/46 .................. 1,265 999,704
El Paso Natural Gas Co. LLC, 3.50%,
02/15/32
(d)
..................... 437 396,235
Enbridge Energy Partners LP
Series B , 7.50% , 04/15/38 ............ 317 369,540
5.50% , 09/15/40 .................. 675 653,739
7.38% , 10/15/45 .................. 435 501,430
Enbridge, Inc.
1.60% , 10/04/26 .................. 540 521,766
5.90% , 11/15/26 .................. 735 746,245
4.25% , 12/01/26 .................. 1,018 1,014,322
5.25% , 04/05/27 .................. 755 764,046
3.70% , 07/15/27 .................. 924 910,176
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.60% , 06/20/28 .................. USD 320 $ 321,230
6.00% , 11/15/28 .................. 835 873,505
5.30% , 04/05/29 .................. 470 480,574
3.13% , 11/15/29 .................. 639 602,574
4.90% , 06/20/30
(c)
................. 440 443,751
6.20% , 11/15/30 .................. 415 442,215
5.70% , 03/08/33 .................. 2,050 2,124,216
2.50% , 08/01/33 .................. 1,020 848,952
5.63% , 04/05/34 .................. 1,315 1,347,034
5.55% , 06/20/35 .................. 700 706,754
4.50% , 06/10/44 .................. 640 529,235
5.50% , 12/01/46 .................. 668 636,639
4.00% , 11/15/49 .................. 450 333,398
3.40% , 08/01/51 .................. 940 620,634
6.70% , 11/15/53 .................. 1,210 1,306,192
5.95% , 04/05/54 .................. 725 716,985
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54
(g)
.................... 720 742,431
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55
(g)
.................... 570 593,981
Encino Acquisition Partners Holdings LLC
(d)
8.50% , 05/01/28 .................. 690 704,662
8.75% , 05/01/31 .................. 515 569,003
Energean Israel Finance Ltd.
(d)(e)
5.38% , 03/30/28 .................. 600 576,743
5.88% , 03/30/31 .................. 650 606,096
8.50% , 09/30/33 .................. 770 796,336
Energy Transfer LP
6.05% , 12/01/26 .................. 1,010 1,027,762
4.40% , 03/15/27 .................. 882 879,483
4.20% , 04/15/27 .................. 610 606,224
5.63% , 05/01/27
(d)
................. 645 645,165
5.50% , 06/01/27 .................. 772 782,974
4.00% , 10/01/27 .................. 719 711,734
5.55% , 02/15/28 .................. 1,255 1,286,238
4.95% , 05/15/28 .................. 752 760,193
4.95% , 06/15/28 .................. 1,109 1,120,631
6.10% , 12/01/28 .................. 705 737,389
6.00% , 02/01/29
(d)
................. 1,565 1,586,606
5.25% , 04/15/29 .................. 1,377 1,404,477
5.25% , 07/01/29 .................. 575 587,851
4.15% , 09/15/29 .................. 597 585,162
5.20% , 04/01/30 .................. 60 61,168
3.75% , 05/15/30 .................. 1,628 1,559,660
6.40% , 12/01/30 .................. 1,040 1,115,485
7.38% , 02/01/31
(d)
................. 1,003 1,049,122
5.75% , 02/15/33 .................. 1,439 1,490,035
6.55% , 12/01/33 .................. 1,315 1,419,185
5.55% , 05/15/34 .................. 1,390 1,401,559
5.60% , 09/01/34 .................. 1,305 1,321,034
4.90% , 03/15/35 .................. 605 578,427
5.70% , 04/01/35 .................. 385 390,537
6.63% , 10/15/36 .................. 382 409,535
5.80% , 06/15/38 .................. 557 556,896
7.50% , 07/01/38 .................. 585 667,575
6.05% , 06/01/41 .................. 350 349,955
6.50% , 02/01/42 .................. 1,090 1,136,178
6.10% , 02/15/42 .................. 344 340,689
4.95% , 01/15/43 .................. 449 384,646
5.15% , 02/01/43 .................. 620 545,313
5.95% , 10/01/43 .................. 355 341,577
5.30% , 04/01/44 .................. 710 634,297
5.00% , 05/15/44 .................. 587 506,576

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.15% , 03/15/45 .................. USD 1,043 $ 914,569
5.35% , 05/15/45 .................. 789 708,565
6.13% , 12/15/45 .................. 1,097 1,079,320
5.30% , 04/15/47 .................. 918 808,045
5.40% , 10/01/47 .................. 1,448 1,288,396
6.00% , 06/15/48 .................. 1,055 1,011,197
6.25% , 04/15/49 .................. 1,789 1,765,052
5.00% , 05/15/50 .................. 1,961 1,637,000
5.95% , 05/15/54 .................. 1,500 1,419,617
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54
(g)
.................... 820 873,884
6.05% , 09/01/54 .................. 855 820,284
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54
(g)
.................... 420 430,836
6.20% , 04/01/55 .................. 1,150 1,127,620
Eni SpA
(d)
Series X-R , 4.75% , 09/12/28 .......... 1,080 1,086,628
4.25% , 05/09/29 .................. 1,195 1,188,878
5.50% , 05/15/34 .................. 1,140 1,149,530
5.75% , 05/19/35 .................. 425 433,133
5.70% , 10/01/40 .................. 400 380,890
5.95% , 05/15/54 .................. 725 699,550
Eni USA, Inc., 7.30%, 11/15/27 ......... 473 500,583
EnQuest plc, 11.63%, 11/01/27
(c) (d)
....... 460 471,655
Enterprise Products Operating LLC
4.60% , 01/11/27 .................. 1,014 1,017,542
3.95% , 02/15/27 .................. 713 708,756
4.30% , 06/20/28 .................. 755 754,124
4.15% , 10/16/28 .................. 1,274 1,267,227
3.13% , 07/31/29 .................. 1,130 1,077,288
2.80% , 01/31/30 .................. 1,260 1,176,085
4.60% , 01/15/31 .................. 1,400 1,398,729
5.35% , 01/31/33 .................. 1,130 1,166,725
Series D , 6.88% , 03/01/33 ........... 590 658,601
4.85% , 01/31/34 .................. 795 788,005
Series H , 6.65% , 10/15/34 ........... 397 439,575
4.95% , 02/15/35 .................. 1,120 1,110,071
5.20% , 01/15/36 .................. 1,415 1,415,964
7.55% , 04/15/38 .................. 427 501,333
6.13% , 10/15/39 .................. 675 713,304
6.45% , 09/01/40 .................. 627 681,286
5.95% , 02/01/41 .................. 627 645,733
5.70% , 02/15/42 .................. 526 526,615
4.85% , 08/15/42 .................. 827 750,410
4.45% , 02/15/43 .................. 1,140 975,504
4.85% , 03/15/44 .................. 1,491 1,340,816
5.10% , 02/15/45 .................. 1,235 1,141,732
4.90% , 05/15/46 .................. 895 799,800
4.25% , 02/15/48 .................. 1,316 1,059,706
4.80% , 02/01/49 .................. 1,272 1,100,581
4.20% , 01/31/50 .................. 1,164 918,847
3.70% , 01/31/51 .................. 1,104 791,490
3.20% , 02/15/52 .................. 943 614,782
3.30% , 02/15/53 .................. 965 634,807
4.95% , 10/15/54 .................. 452 391,905
5.55% , 02/16/55 .................. 1,015 974,750
3.95% , 01/31/60 .................. 792 574,095
Series E , (3-mo. CME Term SOFR + 3.29%),
5.25% , 08/16/77
(g)
............... 627 620,077
(3-mo. CME Term SOFR + 2.83%), 5.38% ,
02/15/78
(c) (g)
................... 745 735,931
EOG Resources, Inc.
4.40% , 07/15/28 .................. 845 847,392
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.38% , 04/15/30 .................. USD 954 $ 949,887
5.00% , 07/15/32 .................. 975 981,925
3.90% , 04/01/35 .................. 673 611,616
5.35% , 01/15/36 .................. 1,050 1,057,696
4.95% , 04/15/50 .................. 967 853,572
5.65% , 12/01/54 .................. 395 384,187
5.95% , 07/15/55 .................. 585 590,831
EQT Corp.
(j)
7.50% , 06/01/27
(d)
................. 535 544,436
3.90% , 10/01/27 .................. 1,120 1,104,259
5.70% , 04/01/28 .................. 513 527,608
4.50% , 01/15/29
(d)
................. 760 751,228
5.00% , 01/15/29 .................. 310 311,891
6.38% , 04/01/29
(d)
................. 590 607,817
7.00% , 02/01/30 .................. 835 902,443
7.50% , 06/01/30
(d)
................. 530 580,640
4.75% , 01/15/31
(d)
................. 1,109 1,092,255
3.63% , 05/15/31
(d)
................. 615 570,061
5.75% , 02/01/34
(c)
................. 900 925,665
Excelerate Energy LP, 8.00%, 05/15/30
(d)
... 455 476,480
Expand Energy Corp.
5.38% , 02/01/29 .................. 915 916,155
5.88% , 02/01/29
(d)
................. 860 862,646
6.75% , 04/15/29
(d)
................. 970 978,563
5.38% , 03/15/30 .................. 1,315 1,317,079
4.75% , 02/01/32 .................. 1,320 1,282,065
5.70% , 01/15/35 .................. 455 460,623
Exxon Mobil Corp.
2.28% , 08/16/26 .................. 1,120 1,098,717
3.29% , 03/19/27 .................. 1,290 1,274,641
2.44% , 08/16/29 .................. 1,500 1,409,438
3.48% , 03/19/30 .................. 1,983 1,916,734
2.61% , 10/15/30 .................. 2,022 1,862,943
3.00% , 08/16/39 .................. 875 678,671
4.23% , 03/19/40 .................. 2,043 1,815,574
3.57% , 03/06/45 .................. 1,045 795,592
4.11% , 03/01/46 .................. 2,479 2,022,632
3.10% , 08/16/49 .................. 1,446 963,411
4.33% , 03/19/50 .................. 2,732 2,253,817
3.45% , 04/15/51 .................. 2,706 1,910,451
Fermaca Enterprises S de RL de CV, 6.38%,
03/30/38
(c) (e)
.................... 349 342,528
Flex Intermediate Holdco LLC
(d)
3.36% , 06/30/31 .................. 847 761,091
4.32% , 12/30/39 .................. 500 395,844
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38
(d)
. 485 447,846
FLNG Liquefaction 3 LLC, 5.55%, 03/31/39
(d)
. 90 86,811
Florida Gas Transmission Co. LLC
(d)
2.55% , 07/01/30 .................. 445 403,358
2.30% , 10/01/31 .................. 740 640,495
5.75% , 07/15/35 .................. 370 377,663
FS Luxembourg Sarl, 8.63%, 06/25/33
(d)
.... 400 400,220
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(d)
..................... 605 623,246
Galaxy Pipeline Assets Bidco Ltd.
(e)
1.75% , 09/30/27 .................. 402 388,260
2.16% , 03/31/34 .................. 1,327 1,184,516
2.63% , 03/31/36 .................. 1,600 1,373,965
2.94% , 09/30/40 .................. 1,766 1,461,450
3.25% , 09/30/40 .................. 1,300 1,023,097
Genesis Energy LP
7.75% , 02/01/28 .................. 670 676,707
8.25% , 01/15/29 .................. 630 656,634
8.88% , 04/15/30 .................. 495 523,577
7.88% , 05/15/32 .................. 690 714,059

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
8.00% , 05/15/33 .................. USD 600 $ 622,281
Geopark Ltd., 8.75%, 01/31/30
(e)
......... 600 520,800
Global Partners LP
6.88% , 01/15/29 .................. 400 405,283
8.25% , 01/15/32
(d)
................. 470 492,487
7.13% , 07/01/33
(d)
................. 110 111,687
GNL Quintero SA, 4.63%, 07/31/29
(c) (e)
..... 530 527,571
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(c) (e)
. 800 667,719
Gray Oak Pipeline LLC, 3.45%, 10/15/27
(d)
.. 456 444,874
Greenfire Resources Ltd., 12.00%, 10/01/28
(c) (d)
269 283,117
Greenko Power II Ltd., 4.30%, 12/13/28
(e)
... 798 754,146
Greenko Wind Projects Mauritius Ltd., 7.25%,
09/27/28
(e)
..................... 1,000 1,016,680
Greensaif Pipelines Bidco SARL
(e)
5.85% , 02/23/36 .................. 1,000 1,022,652
6.13% , 02/23/38 .................. 1,900 1,975,708
6.51% , 02/23/42 .................. 2,400 2,507,328
6.10% , 08/23/42 .................. 600 608,378
GS Caltex Corp., 5.38%, 08/07/28
(e)
...... 400 407,341
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(d)
..................... 640 651,164
Gulfstream Natural Gas System LLC, 5.60%,
07/23/35
(d)
..................... 415 417,454
Hanwha Q Cells Americas Holdings Corp.,
5.00%, 07/27/28
(e)
................ 400 403,780
Harbour Energy plc, 6.33%, 04/01/35
(d)
..... 300 300,346
Harvest Midstream I LP
(d)
7.50% , 09/01/28 .................. 794 803,356
7.50% , 05/15/32 .................. 505 525,244
Heritage Petroleum Co. Ltd., 9.00%, 08/12/29
(e)
600 619,212
Hess Corp.
4.30% , 04/01/27 .................. 890 889,373
7.88% , 10/01/29 .................. 529 598,242
7.30% , 08/15/31 .................. 780 891,644
7.13% , 03/15/33 .................. 660 757,359
6.00% , 01/15/40 .................. 812 868,915
5.60% , 02/15/41 .................. 1,247 1,263,137
5.80% , 04/01/47 .................. 516 523,923
Hess Midstream Operations LP
(d)
5.88% , 03/01/28 .................. 20 20,336
5.13% , 06/15/28 .................. 585 582,355
6.50% , 06/01/29 .................. 597 614,980
4.25% , 02/15/30 .................. 796 770,339
5.50% , 10/15/30 .................. 400 402,086
HF Sinclair Corp.
5.00% , 02/01/28 .................. 630 628,895
4.50% , 10/01/30 .................. 510 495,454
5.75% , 01/15/31 .................. 425 434,832
6.25% , 01/15/35 .................. 340 346,132
Hilcorp Energy I LP
(d)
6.25% , 11/01/28 .................. 640 642,890
5.75% , 02/01/29 .................. 585 573,608
6.00% , 04/15/30 .................. 505 496,854
6.00% , 02/01/31 .................. 608 586,969
6.25% , 04/15/32 .................. 510 489,676
8.38% , 11/01/33 .................. 595 621,490
6.88% , 05/15/34 .................. 500 481,089
7.25% , 02/15/35 .................. 1,006 979,276
Hindustan Petroleum Corp. Ltd., 4.00%,
07/12/27
(e)
..................... 600 591,429
Howard Midstream Energy Partners LLC
(d)
8.88% , 07/15/28 .................. 545 569,597
7.38% , 07/15/32 .................. 630 651,486
Hunt Oil Co. of Peru LLC Sucursal Del Peru,
7.75%, 11/05/38
(e)
................ 600 635,263
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Ithaca Energy North Sea plc, 8.13%, 10/15/29
(d)
USD 755 $ 780,674
ITT Holdings LLC, 6.50%, 08/01/29
(d)
...... 1,230 1,170,369
KazMunayGas National Co. JSC
(e)
5.38% , 04/24/30 .................. 1,000 1,010,377
3.50% , 04/14/33 .................. 1,200 1,046,873
5.75% , 04/19/47 .................. 1,200 1,052,127
6.38% , 10/24/48 .................. 1,600 1,496,661
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30
(d)
510 523,984
Kinder Morgan Energy Partners LP
7.40% , 03/15/31 .................. 219 245,558
7.75% , 03/15/32 .................. 278 318,381
7.30% , 08/15/33 .................. 575 645,272
5.80% , 03/15/35 .................. 352 361,153
6.50% , 02/01/37 .................. 360 383,084
6.95% , 01/15/38 .................. 1,157 1,275,014
6.50% , 09/01/39 .................. 725 768,220
6.55% , 09/15/40 .................. 522 552,681
7.50% , 11/15/40 .................. 339 389,251
6.38% , 03/01/41 .................. 463 481,058
5.63% , 09/01/41 .................. 465 446,494
5.00% , 08/15/42 .................. 545 485,274
4.70% , 11/01/42 .................. 600 516,754
5.00% , 03/01/43 .................. 730 652,135
5.50% , 03/01/44 .................. 679 636,638
5.40% , 09/01/44 .................. 640 592,659
Kinder Morgan, Inc.
1.75% , 11/15/26 .................. 400 386,224
4.30% , 03/01/28 .................. 1,480 1,475,565
5.00% , 02/01/29 .................. 805 815,420
5.10% , 08/01/29 .................. 800 814,696
5.15% , 06/01/30 .................. 320 326,519
2.00% , 02/15/31 .................. 900 784,666
7.80% , 08/01/31 .................. 638 731,776
7.75% , 01/15/32 .................. 888 1,018,869
4.80% , 02/01/33 .................. 985 968,671
5.20% , 06/01/33 .................. 1,315 1,320,410
5.40% , 02/01/34 .................. 920 929,853
5.30% , 12/01/34 .................. 942 940,163
5.85% , 06/01/35 .................. 145 149,895
5.55% , 06/01/45 .................. 1,660 1,560,070
5.05% , 02/15/46 .................. 846 742,899
5.20% , 03/01/48 .................. 698 622,923
3.25% , 08/01/50 .................. 743 476,474
3.60% , 02/15/51 .................. 880 601,948
5.45% , 08/01/52 .................. 630 574,131
5.95% , 08/01/54 .................. 695 677,605
Kinetik Holdings LP
(d)
6.63% , 12/15/28 .................. 995 1,015,957
5.88% , 06/15/30 .................. 985 985,405
Kosmos Energy Ltd., 8.75%, 10/01/31
(c) (e)
... 400 310,643
Kraken Oil & Gas Partners LLC, 7.63%,
08/15/29
(d)
..................... 495 484,940
Leviathan Bond Ltd.
(d)(e)
6.50% , 06/30/27 .................. 600 596,488
6.75% , 06/30/30 .................. 600 592,552
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(d)
..................... 415 419,316
Marathon Petroleum Corp.
5.13% , 12/15/26 .................. 776 780,945
3.80% , 04/01/28 .................. 880 864,635
5.15% , 03/01/30 .................. 590 601,098
5.70% , 03/01/35 .................. 540 547,984
6.50% , 03/01/41 .................. 920 960,219
4.75% , 09/15/44 .................. 1,026 855,570
4.50% , 04/01/48 .................. 567 439,025

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.00% , 09/15/54 .................. USD 325 $ 264,752
Martin Midstream Partners LP, 11.50%,
02/15/28
(d)
..................... 435 460,531
Matador Resources Co.
(d)
6.88% , 04/15/28 .................. 460 467,393
6.50% , 04/15/32 .................. 945 946,557
6.25% , 04/15/33 .................. 780 772,503
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(e)
..................... 1,642 1,337,070
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(e)
650 680,319
MEG Energy Corp., 5.88%, 02/01/29
(d)
..... 620 620,158
Midwest Connector Capital Co. LLC, 4.63%,
04/01/29
(d)
..................... 977 967,742
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(d)
..................... 765 746,728
Motiva Enterprises LLC, 6.85%, 01/15/40
(d)
.. 940 1,010,995
MPLX LP
4.13% , 03/01/27 .................. 1,610 1,599,497
4.25% , 12/01/27 .................. 642 637,657
4.00% , 03/15/28 .................. 1,644 1,621,727
4.80% , 02/15/29 .................. 597 600,769
2.65% , 08/15/30 .................. 1,668 1,511,070
4.95% , 09/01/32 .................. 910 898,601
5.00% , 03/01/33 .................. 600 590,847
5.50% , 06/01/34 .................. 1,820 1,823,447
5.40% , 04/01/35 .................. 565 558,652
4.50% , 04/15/38 .................. 1,589 1,401,483
5.20% , 03/01/47 .................. 960 833,258
5.20% , 12/01/47 .................. 715 620,149
4.70% , 04/15/48 .................. 1,629 1,316,486
5.50% , 02/15/49 .................. 1,466 1,322,964
4.95% , 03/14/52 .................. 1,012 835,441
5.65% , 03/01/53 .................. 590 538,063
5.95% , 04/01/55 .................. 1,090 1,033,029
4.90% , 04/15/58 .................. 390 314,545
Murphy Oil Corp.
(j)
6.00% , 10/01/32
(c)
................. 654 626,873
5.88% , 12/01/42 .................. 342 279,264
NAK Naftogaz Ukraine, 7.63%, (7.63% Cash or
7.63% PIK), 11/08/28
(e) (h)
............ 467 364,779
New Fortress Energy, Inc.
(d)
6.50% , 09/30/26
(c)
................. 25 8,726
8.75% , 03/15/29 .................. 230 53,673
NFE Financing LLC, 12.00%, 11/15/29
(d)
.... 2,842 1,002,811
NGL Energy Operating LLC
(d)
8.13% , 02/15/29 .................. 905 895,873
8.38% , 02/15/32 .................. 1,285 1,257,280
NGPL PipeCo LLC
(d)
4.88% , 08/15/27 .................. 798 793,517
3.25% , 07/15/31 .................. 634 562,085
7.77% , 12/15/37 .................. 612 690,624
Northern Natural Gas Co.
(d)
4.30% , 01/15/49 .................. 805 632,643
3.40% , 10/16/51 .................. 704 463,241
5.63% , 02/01/54 .................. 675 642,325
Northern Oil & Gas, Inc.
(d)
8.13% , 03/01/28 .................. 696 703,085
8.75% , 06/15/31 .................. 505 519,613
Northriver Midstream Finance LP, 6.75%,
07/15/32
(d)
..................... 600 612,172
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 363 359,709
NuStar Logistics LP
6.00% , 06/01/26 .................. 472 473,507
5.63% , 04/28/27 .................. 560 562,790
6.38% , 10/01/30 .................. 515 530,786
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.
8.50% , 07/15/27 .................. USD 712 $ 748,387
5.00% , 08/01/27 .................. 825 829,389
6.38% , 09/01/28 .................. 676 700,479
5.20% , 08/01/29 .................. 1,180 1,183,324
8.88% , 07/15/30 .................. 1,041 1,188,295
6.63% , 09/01/30 .................. 1,525 1,609,559
6.13% , 01/01/31 .................. 1,022 1,057,844
7.50% , 05/01/31 .................. 823 903,823
7.88% , 09/15/31 .................. 550 614,194
5.38% , 01/01/32 .................. 785 778,508
5.55% , 10/01/34
(c)
................. 1,175 1,152,032
6.45% , 09/15/36 .................. 1,605 1,634,046
7.95% , 06/15/39 .................. 213 237,692
6.20% , 03/15/40 .................. 810 793,145
6.60% , 03/15/46 .................. 1,130 1,117,664
4.40% , 04/15/46 .................. 491 362,849
4.20% , 03/15/48 .................. 248 171,211
6.05% , 10/01/54 .................. 1,040 950,267
Oil India International Pte. Ltd., 4.00%,
04/21/27
(e)
..................... 415 409,652
ONEOK Partners LP
6.65% , 10/01/36 .................. 640 689,889
6.85% , 10/15/37 .................. 585 640,500
6.13% , 02/01/41 .................. 762 764,821
6.20% , 09/15/43 .................. 528 527,317
ONEOK, Inc.
5.55% , 11/01/26 .................. 750 757,866
4.00% , 07/13/27 .................. 485 480,628
4.25% , 09/24/27 .................. 1,055 1,050,658
5.63% , 01/15/28
(d)
................. 805 820,178
4.55% , 07/15/28 .................. 678 678,703
5.65% , 11/01/28 .................. 867 894,459
4.35% , 03/15/29 .................. 792 784,760
5.38% , 06/01/29 .................. 500 510,419
3.40% , 09/01/29 .................. 778 741,124
4.40% , 10/15/29 .................. 730 722,636
3.10% , 03/15/30 .................. 810 756,421
3.25% , 06/01/30 .................. 295 275,763
6.50% , 09/01/30
(d)
................. 1,115 1,189,731
5.80% , 11/01/30 .................. 760 792,905
6.35% , 01/15/31 .................. 595 634,047
4.75% , 10/15/31 .................. 1,080 1,069,771
6.10% , 11/15/32 .................. 990 1,045,836
6.05% , 09/01/33 .................. 1,290 1,353,546
5.65% , 09/01/34 .................. 220 222,868
5.05% , 11/01/34 .................. 1,505 1,462,743
6.00% , 06/15/35 .................. 473 487,498
5.15% , 10/15/43 .................. 625 551,062
5.60% , 04/01/44 .................. 436 398,364
5.05% , 04/01/45 .................. 505 429,432
4.25% , 09/15/46 .................. 625 473,347
5.45% , 06/01/47 .................. 420 372,862
4.95% , 07/13/47 .................. 678 566,528
4.20% , 10/03/47 .................. 650 487,716
5.20% , 07/15/48 .................. 948 820,564
4.85% , 02/01/49 .................. 784 638,977
4.45% , 09/01/49 .................. 705 539,101
3.95% , 03/01/50 .................. 895 634,392
4.50% , 03/15/50 .................. 610 466,322
7.15% , 01/15/51 .................. 371 402,734
6.63% , 09/01/53 .................. 875 905,113
5.70% , 11/01/54 .................. 1,100 1,011,761
5.85% , 11/01/64 .................. 695 639,888
OQ SAOC, 5.13%, 05/06/28
(e)
.......... 800 802,582

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
ORLEN SA, 6.00%, 01/30/35
(e)
.......... USD 1,200 $ 1,230,702
Ovintiv, Inc.
5.65% , 05/15/28 .................. 870 891,588
8.13% , 09/15/30 .................. 315 358,424
7.20% , 11/01/31 .................. 325 353,228
7.38% , 11/01/31 .................. 566 623,581
6.25% , 07/15/33 .................. 530 548,050
6.50% , 08/15/34 .................. 746 780,492
6.63% , 08/15/37 .................. 428 439,503
6.50% , 02/01/38 .................. 511 520,730
7.10% , 07/15/53 .................. 515 534,393
Parkland Corp.
(d)
5.88% , 07/15/27 .................. 500 500,506
4.50% , 10/01/29 .................. 795 765,512
4.63% , 05/01/30 .................. 701 672,203
6.63% , 08/15/32 .................. 505 515,190
PBF Holding Co. LLC
6.00% , 02/15/28 .................. 755 726,788
9.88% , 03/15/30
(d)
................. 680 673,919
7.88% , 09/15/30
(d)
................. 550 501,968
Permian Resources Operating LLC
(d)
8.00% , 04/15/27 .................. 555 567,275
5.88% , 07/01/29 .................. 694 694,048
9.88% , 07/15/31 .................. 312 340,081
7.00% , 01/15/32 .................. 995 1,028,072
6.25% , 02/01/33 .................. 975 979,045
Pertamina Hulu Energi PT, 5.25%, 05/21/30
(c) (e)
400 405,424
Peru LNG SRL, 5.38%, 03/22/30
(e)
....... 833 794,217
Petrobras Global Finance BV
7.38% , 01/17/27 .................. 700 722,247
6.00% , 01/27/28
(c)
................. 1,045 1,065,948
5.60% , 01/03/31
(c)
................. 900 912,506
6.50% , 07/03/33
(c)
................. 760 782,525
6.00% , 01/13/35
(c)
................. 1,015 984,890
6.88% , 01/20/40
(c)
................. 738 739,064
6.75% , 01/27/41 .................. 700 689,419
7.25% , 03/17/44 .................. 850 866,197
5.50% , 06/10/51
(c)
................. 700 544,987
6.85% , 06/05/2115
(c)
............... 1,400 1,252,785
Petronas Energy Canada Ltd., 2.11%,
03/23/28
(e)
..................... 400 377,498
Phillips 66
3.90% , 03/15/28 .................. 1,001 987,577
2.15% , 12/15/30 .................. 712 626,082
4.65% , 11/15/34 .................. 980 936,320
5.88% , 05/01/42 .................. 889 882,473
4.88% , 11/15/44 .................. 1,908 1,654,664
3.30% , 03/15/52 .................. 1,180 759,146
Phillips 66 Co.
3.55% , 10/01/26 .................. 566 560,213
4.95% , 12/01/27 .................. 1,000 1,010,522
3.75% , 03/01/28 .................. 647 635,644
3.15% , 12/15/29 .................. 724 684,426
5.25% , 06/15/31 .................. 1,320 1,354,662
5.30% , 06/30/33 .................. 850 859,808
4.95% , 03/15/35
(c)
................. 690 669,208
4.68% , 02/15/45 .................. 583 487,410
4.90% , 10/01/46 .................. 590 501,976
5.65% , 06/15/54 .................. 660 610,188
5.50% , 03/15/55 .................. 380 345,160
Pioneer Natural Resources Co.
1.90% , 08/15/30 .................. 1,225 1,084,866
2.15% , 01/15/31 .................. 694 614,055
Plains All American Pipeline LP
4.50% , 12/15/26 .................. 1,068 1,067,577
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.55% , 12/15/29 .................. USD 1,084 $ 1,034,090
3.80% , 09/15/30 .................. 801 763,186
5.70% , 09/15/34 .................. 755 766,243
5.95% , 06/15/35 .................. 670 687,749
6.65% , 01/15/37 .................. 680 733,087
5.15% , 06/01/42 .................. 544 483,607
4.30% , 01/31/43 .................. 130 102,961
4.70% , 06/15/44 .................. 720 595,796
4.90% , 02/15/45 .................. 710 603,055
Pluspetrol Camisea SA, 6.24%, 07/03/36
(c) (e)
. 600 622,042
Pluspetrol SA, 8.50%, 05/30/32
(d)
........ 600 610,966
Prairie Acquiror LP, 9.00%, 08/01/29
(d)
..... 415 430,219
PTT Treasury Center Co. Ltd.
(e)
4.50% , 10/25/42 .................. 200 171,362
3.70% , 07/16/70 .................. 800 529,443
PTTEP Treasury Center Co. Ltd.
2.59% , 06/10/27
(e)
................. 660 635,554
2.99% , 01/15/30
(e)
................. 200 186,381
6.35% , 06/12/42
(d)
................. 400 420,257
3.90% , 12/06/59
(c) (e)
................ 600 434,333
Puma International Financing SA, 7.75%,
04/25/29
(d)
..................... 400 413,285
QatarEnergy LNG S3
(d)
5.84% , 09/30/27 .................. 481 489,015
6.33% , 09/30/27 .................. 95 96,700
QazaqGaz NC JSC, 4.38%, 09/26/27
(e)
..... 800 786,187
Raizen Fuels Finance SA
6.25% , 07/08/32
(d)
................. 200 197,083
6.45% , 03/05/34
(c) (e)
................ 1,000 992,393
5.70% , 01/17/35
(c) (e)
................ 1,000 931,970
6.70% , 02/25/37
(e)
................. 1,185 1,151,068
6.95% , 03/05/54
(e)
................. 1,200 1,117,823
Range Resources Corp.
8.25% , 01/15/29 .................. 600 615,858
4.75% , 02/15/30
(d)
................. 505 490,918
Reliance Industries Ltd.
(e)
3.67% , 11/30/27
(c)
................. 850 832,285
2.88% , 01/12/32 .................. 1,390 1,235,240
6.25% , 10/19/40 .................. 250 267,355
4.88% , 02/10/45
(c)
................. 1,000 880,953
3.63% , 01/12/52 .................. 1,750 1,230,500
3.75% , 01/12/62 .................. 750 511,023
Rockies Express Pipeline LLC
(d)
4.95% , 07/15/29 .................. 550 538,674
4.80% , 05/15/30 .................. 360 347,277
6.75% , 03/15/33 .................. 275 285,184
7.50% , 07/15/38 .................. 212 217,080
6.88% , 04/15/40 .................. 455 458,996
SA Global Sukuk Ltd.
(e)
4.25% , 10/02/29 .................. 1,400 1,380,463
2.69% , 06/17/31 .................. 3,000 2,678,394
4.75% , 10/02/34 .................. 1,400 1,372,005
Sabal Trail Transmission LLC
(d)
4.25% , 05/01/28 .................. 528 520,501
4.68% , 05/01/38 .................. 775 698,768
4.83% , 05/01/48 .................. 557 464,707
Sabine Pass Liquefaction LLC
5.00% , 03/15/27 .................. 1,737 1,744,152
4.20% , 03/15/28 .................. 1,588 1,575,284
4.50% , 05/15/30 .................. 1,210 1,203,057
5.90% , 09/15/37 .................. 730 766,975
Santos Finance Ltd.
5.25% , 03/13/29
(e)
................. 600 603,644
3.65% , 04/29/31
(d)
................. 1,250 1,156,016
6.88% , 09/19/33
(d)
................. 825 895,880

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Saturn Oil & Gas, Inc., 9.63%, 06/15/29
(c) (d)
.. USD 685 $ 678,319
Sempra Infrastructure Partners LP, 3.25%,
01/15/32
(d)
..................... 510 432,958
SEPLAT Energy plc, 9.13%, 03/21/30
(e)
.... 600 617,065
Shell Finance US, Inc.
2.38% , 11/07/29 .................. 1,262 1,167,890
2.75% , 04/06/30 .................. 1,668 1,554,620
4.13% , 05/11/35 .................. 1,432 1,348,261
4.55% , 08/12/43 .................. 1,091 957,554
4.38% , 05/11/45 .................. 2,334 1,968,500
4.00% , 05/10/46 .................. 1,851 1,467,010
3.75% , 09/12/46 .................. 1,139 869,274
3.25% , 04/06/50 .................. 1,798 1,225,576
SierraCol Energy Andina LLC, 6.00%,
06/15/28
(e)
..................... 600 562,192
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43
(e)
. 450 402,366
Sinopec Group Overseas Development 2013
Ltd., 5.38%, 10/17/43
(e)
............. 1,400 1,445,795
Sinopec Group Overseas Development 2015
Ltd., 4.10%, 04/28/45
(e)
............. 1,200 1,050,000
Sinopec Group Overseas Development 2016
Ltd.
(e)
2.75% , 09/29/26 .................. 800 785,193
4.25% , 05/03/46 .................. 600 535,042
Sinopec Group Overseas Development 2017
Ltd.
(e)
3.63% , 04/12/27 .................. 200 197,819
3.25% , 09/13/27 .................. 825 807,732
4.25% , 04/12/47 .................. 200 177,530
Sinopec Group Overseas Development 2018
Ltd.
(e)
4.25% , 09/12/28 .................. 400 400,524
2.95% , 08/08/29
(c)
................. 600 573,701
2.95% , 11/12/29
(c)
................. 1,200 1,143,966
2.70% , 05/13/30 .................. 2,400 2,250,781
2.30% , 01/08/31 .................. 1,700 1,546,502
4.60% , 09/12/48 .................. 200 186,610
3.68% , 08/08/49 .................. 600 481,641
3.44% , 11/12/49 .................. 400 307,126
3.35% , 05/13/50 .................. 800 601,258
3.10% , 01/08/51 .................. 600 428,439
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(d)
................ 630 657,325
SK Battery America, Inc., 4.88%, 01/23/27
(e)
. 600 601,088
SM Energy Co.
6.75% , 09/15/26 .................. 406 406,964
6.63% , 01/15/27 .................. 442 441,647
6.50% , 07/15/28 .................. 415 417,489
6.75% , 08/01/29
(d)
................. 770 770,602
7.00% , 08/01/32
(d)
................. 755 747,453
South Bow Canadian Infrastructure Holdings
Ltd.
(d)(g)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.67%), 7.50% ,
03/01/55
(c)
.................... 655 679,335
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.95%), 7.63% ,
03/01/55 ..................... 470 485,531
South Bow USA Infrastructure Holdings LLC
(d)
4.91% , 09/01/27 .................. 280 280,932
5.03% , 10/01/29 .................. 335 334,850
5.58% , 10/01/34 .................. 1,285 1,268,511
6.18% , 10/01/54 .................. 555 525,856
Spectra Energy Partners LP
3.38% , 10/15/26 .................. 578 569,628
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.95% , 09/25/43 .................. USD 855 $ 842,682
4.50% , 03/15/45 .................. 731 605,389
Strathcona Resources Ltd., 6.88%, 08/01/26
(d)
490 490,716
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(d)
..................... 820 834,559
Suncor Energy, Inc.
7.15% , 02/01/32 .................. 625 692,645
5.95% , 12/01/34 .................. 514 530,197
6.80% , 05/15/38 .................. 457 491,459
6.50% , 06/15/38 .................. 110 116,128
6.85% , 06/01/39 .................. 735 795,527
4.00% , 11/15/47 .................. 861 633,168
3.75% , 03/04/51 .................. 814 566,659
Sunoco LP
6.00% , 04/15/27 .................. 495 494,716
5.88% , 03/15/28 .................. 385 385,091
7.00% , 09/15/28
(d)
................. 500 515,242
7.00% , 05/01/29
(d)
................. 785 815,180
4.50% , 05/15/29 .................. 765 740,108
4.50% , 04/30/30 .................. 776 743,459
7.25% , 05/01/32
(d)
................. 740 775,860
6.25% , 07/01/33
(d)
................. 400 404,998
Sweihan PV Power Co. PJSC, 3.63%,
01/31/49
(e)
..................... 553 455,003
Tallgrass Energy Partners LP
(d)
6.00% , 03/01/27 .................. 430 428,701
5.50% , 01/15/28 .................. 795 788,586
7.38% , 02/15/29 .................. 850 871,734
6.00% , 12/31/30 .................. 730 715,357
6.00% , 09/01/31 .................. 485 474,466
Talos Production, Inc.
(d)
9.00% , 02/01/29 .................. 620 635,856
9.38% , 02/01/31 .................. 655 667,768
Targa Resources Corp.
5.20% , 07/01/27 .................. 905 915,598
6.15% , 03/01/29 .................. 575 602,039
4.90% , 09/15/30 .................. 765 768,866
4.20% , 02/01/33 .................. 700 654,713
6.13% , 03/15/33 .................. 789 829,211
6.50% , 03/30/34 .................. 782 839,543
5.50% , 02/15/35 .................. 750 748,960
5.55% , 08/15/35 .................. 1,005 1,006,594
5.65% , 02/15/36 .................. 700 703,786
4.95% , 04/15/52 .................. 775 643,121
6.25% , 07/01/52 .................. 656 646,166
6.50% , 02/15/53 .................. 816 834,299
6.13% , 05/15/55 .................. 690 674,398
Targa Resources Partners LP
5.00% , 01/15/28 .................. 1,175 1,173,581
6.88% , 01/15/29 .................. 595 607,977
5.50% , 03/01/30 .................. 1,330 1,350,811
4.88% , 02/01/31 .................. 1,140 1,127,607
4.00% , 01/15/32 .................. 1,120 1,043,946
TC PipeLines LP, 3.90%, 05/25/27 ....... 297 293,590
Tengizchevroil Finance Co. International Ltd.
(e)
4.00% , 08/15/26
(c)
................. 1,000 988,850
3.25% , 08/15/30 .................. 700 635,355
Tennessee Gas Pipeline Co. LLC
7.00% , 03/15/27 .................. 245 254,125
7.00% , 10/15/28 .................. 603 644,668
2.90% , 03/01/30
(d)
................. 1,165 1,076,781
7.63% , 04/01/37 .................. 225 261,538
TerraForm Power Operating LLC
(d)
5.00% , 01/31/28 .................. 680 669,921
4.75% , 01/15/30 .................. 705 676,195

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Texas Eastern Transmission LP
3.50% , 01/15/28
(c) (d)
................ USD 224 $ 218,947
7.00% , 07/15/32 .................. 560 618,580
4.15% , 01/15/48
(d)
................. 592 458,736
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(d)
..................... 680 662,694
Thaioil Treasury Center Co. Ltd.
(e)
2.50% , 06/18/30
(c)
................. 800 704,973
5.38% , 11/20/48 .................. 600 509,779
3.50% , 10/17/49 .................. 600 380,648
3.75% , 06/18/50 .................. 600 394,768
TMS Issuer SARL, 5.78%, 08/23/32
(e)
..... 1,200 1,239,235
Topaz Solar Farms LLC, 5.75%, 09/30/39
(d)
.. 519 509,554
TotalEnergies Capital International SA
3.46% , 02/19/29 .................. 1,555 1,517,525
2.83% , 01/10/30 .................. 1,295 1,223,273
2.99% , 06/29/41 .................. 1,190 878,650
3.46% , 07/12/49 .................. 1,121 790,524
3.13% , 05/29/50 .................. 2,247 1,482,204
3.39% , 06/29/60 .................. 933 609,712
TotalEnergies Capital SA
3.88% , 10/11/28 .................. 1,241 1,229,946
5.15% , 04/05/34 .................. 855 874,856
4.72% , 09/10/34 .................. 775 768,747
5.49% , 04/05/54 .................. 1,770 1,693,487
5.28% , 09/10/54 .................. 840 779,598
5.64% , 04/05/64 .................. 865 832,126
5.43% , 09/10/64 .................. 1,100 1,022,302
TransCanada PipeLines Ltd.
4.25% , 05/15/28 .................. 1,340 1,331,437
4.10% , 04/15/30 .................. 1,223 1,191,411
4.63% , 03/01/34 .................. 1,486 1,419,138
5.60% , 03/31/34 .................. 289 292,173
5.85% , 03/15/36 .................. 507 518,835
6.20% , 10/15/37 .................. 1,109 1,158,005
7.25% , 08/15/38 .................. 725 818,419
7.63% , 01/15/39 .................. 1,141 1,327,943
6.10% , 06/01/40 .................. 758 774,785
4.88% , 05/15/48 .................. 10 8,670
5.10% , 03/15/49 .................. 497 447,172
Transcontinental Gas Pipe Line Co. LLC
4.00% , 03/15/28 .................. 539 532,394
3.25% , 05/15/30 .................. 838 788,231
5.40% , 08/15/41 .................. 423 402,746
4.45% , 08/01/42 .................. 451 381,788
4.60% , 03/15/48 .................. 650 543,284
3.95% , 05/15/50 .................. 485 365,905
TransMontaigne Partners LLC, 8.50%,
06/15/30
(d)
..................... 400 417,995
Transportadora de Gas del Peru SA, 4.25%,
04/30/28
(c) (e)
.................... 480 475,072
Transportadora de Gas Internacional SA ESP,
5.55%, 11/01/28
(e)
................ 400 405,076
Trident Energy Finance plc, 12.50%, 11/30/29
(e)
600 616,631
Valero Energy Corp.
3.40% , 09/15/26 .................. 150 148,059
2.15% , 09/15/27 .................. 641 610,409
4.35% , 06/01/28 .................. 583 581,426
4.00% , 04/01/29 .................. 515 505,253
5.15% , 02/15/30 .................. 240 244,326
2.80% , 12/01/31 .................. 690 615,714
7.50% , 04/15/32 .................. 745 852,277
6.63% , 06/15/37 .................. 1,408 1,519,696
4.90% , 03/15/45 .................. 714 621,606
3.65% , 12/01/51 .................. 670 448,771
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.00% , 06/01/52 .................. USD 620 $ 439,672
Valero Energy Partners LP, 4.50%, 03/15/28 . 747 747,004
Var Energi ASA
(d)
5.00% , 05/18/27 .................. 375 376,526
7.50% , 01/15/28 .................. 705 745,859
5.88% , 05/22/30 .................. 400 411,633
8.00% , 11/15/32 .................. 470 534,051
6.50% , 05/22/35 .................. 400 413,939
Venture Global Calcasieu Pass LLC
(d)
3.88% , 08/15/29 .................. 1,254 1,182,952
6.25% , 01/15/30 .................. 1,000 1,027,296
4.13% , 08/15/31 .................. 1,256 1,159,851
3.88% , 11/01/33 .................. 1,220 1,064,463
Venture Global LNG, Inc.
(d)
8.13% , 06/01/28 .................. 2,105 2,177,778
9.50% , 02/01/29 .................. 2,871 3,130,374
7.00% , 01/15/30
(c)
................. 1,525 1,546,718
8.38% , 06/01/31 .................. 2,155 2,227,662
9.88% , 02/01/32 .................. 1,870 2,017,683
Venture Global Plaquemines LNG LLC
(d)
7.50% , 05/01/33 .................. 870 939,472
6.50% , 01/15/34 .................. 1,030 1,059,435
7.75% , 05/01/35 .................. 1,445 1,584,676
6.75% , 01/15/36 .................. 1,110 1,141,731
Vermilion Energy, Inc.
(d)
6.88% , 05/01/30 .................. 425 412,293
7.25% , 02/15/33 .................. 425 401,655
Viper Energy Partners LLC
4.90% , 08/01/30 .................. 210 209,299
5.70% , 08/01/35 .................. 350 347,981
Viper Energy, Inc., 5.38%, 11/01/27
(d)
...... 535 535,254
Vista Energy Argentina SAU
(c)
8.50% , 06/10/33
(d)
................. 400 410,573
7.63% , 12/10/35
(e)
................. 670 657,252
Vital Energy, Inc.
7.75% , 07/31/29
(d)
................. 330 300,348
9.75% , 10/15/30 .................. 365 343,003
7.88% , 04/15/32
(c) (d)
................ 1,020 895,758
W&T Offshore, Inc., 10.75%, 02/01/29
(c) (d)
... 280 256,186
Western Midstream Operating LP
4.50% , 03/01/28 .................. 530 526,043
4.75% , 08/15/28 .................. 275 274,066
6.35% , 01/15/29 .................. 725 757,092
4.05% , 02/01/30 .................. 997 957,905
6.15% , 04/01/33 .................. 740 771,464
5.45% , 11/15/34 .................. 810 794,135
5.45% , 04/01/44 .................. 580 506,197
5.30% , 03/01/48 .................. 855 717,917
5.50% , 08/15/48 .................. 270 230,700
5.25% , 02/01/50 .................. 1,027 861,713
Whistler Pipeline LLC
(d)
5.40% , 09/30/29 .................. 530 536,773
5.70% , 09/30/31 .................. 520 531,314
5.95% , 09/30/34 .................. 785 792,554
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(d)
..................... 615 612,354
Williams Cos., Inc. (The)
3.75% , 06/15/27 .................. 1,281 1,263,025
5.30% , 08/15/28 .................. 1,019 1,043,434
4.90% , 03/15/29 .................. 1,220 1,232,913
4.80% , 11/15/29 .................. 510 513,989
4.63% , 06/30/30 .................. 630 627,584
3.50% , 11/15/30 .................. 1,112 1,047,275
Series A , 7.50% , 01/15/31 ............ 214 239,860
2.60% , 03/15/31 .................. 1,240 1,107,440

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
8.75% , 03/15/32 .................. USD 365 $ 438,505
4.65% , 08/15/32 .................. 785 769,313
5.65% , 03/15/33 .................. 950 983,285
5.15% , 03/15/34 .................. 1,465 1,459,021
5.60% , 03/15/35 .................. 640 654,061
5.30% , 09/30/35 .................. 725 721,089
6.30% , 04/15/40 .................. 1,231 1,295,953
5.80% , 11/15/43 .................. 439 432,415
5.40% , 03/04/44 .................. 504 472,330
5.75% , 06/24/44 .................. 660 646,859
4.90% , 01/15/45 .................. 593 520,035
5.10% , 09/15/45 .................. 994 896,484
4.85% , 03/01/48 .................. 828 711,100
3.50% , 10/15/51 .................. 675 458,891
5.30% , 08/15/52 .................. 720 653,738
5.80% , 11/15/54 .................. 665 646,516
6.00% , 03/15/55 .................. 210 209,811
756,130,570
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28
(d)
... 295 283,320
Celulosa Arauco y Constitucion SA
3.88% , 11/02/27 .................. 610 597,694
4.25% , 04/30/29
(c) (e)
................ 600 580,057
4.20% , 01/29/30
(e)
................. 600 570,354
6.18% , 05/05/32
(e)
................. 200 204,150
5.50% , 11/02/47 .................. 470 409,641
5.50% , 04/30/49
(e)
................. 400 348,916
5.15% , 01/29/50
(e)
................. 450 373,052
Clearwater Paper Corp., 4.75%, 08/15/28
(d)
.. 305 287,631
Domtar Corp., 6.75%, 10/01/28
(d)
........ 652 567,859
Georgia-Pacific LLC
2.10% , 04/30/27
(d)
................. 697 671,257
4.40% , 06/30/28
(d)
................. 400 400,757
7.75% , 11/15/29 .................. 763 860,749
2.30% , 04/30/30
(d)
................. 1,275 1,154,118
8.88% , 05/15/31 .................. 275 332,471
4.95% , 06/30/32
(d)
................. 385 387,735
LD Celulose International GmbH, 7.95%,
01/26/32
(c) (e)
.................... 600 627,322
Louisiana-Pacific Corp., 3.63%, 03/15/29
(d)
.. 355 338,116
Magnera Corp.
(d)
4.75% , 11/15/29
(c)
................. 520 458,811
7.25% , 11/15/31 .................. 820 772,977
Mercer International, Inc.
12.88% , 10/01/28
(d)
................ 440 443,735
5.13% , 02/01/29 .................. 926 746,251
Stora Enso OYJ, 7.25%, 04/15/36
(c) (d)
...... 400 429,547
Suzano Austria GmbH
2.50% , 09/15/28 .................. 645 598,251
6.00% , 01/15/29 .................. 1,748 1,794,811
5.00% , 01/15/30 .................. 1,006 1,001,290
3.75% , 01/15/31 .................. 1,280 1,190,395
Series DM3N , 3.13% , 01/15/32 ........ 1,025 900,253
7.00% , 03/16/47
(c) (e)
................ 1,000 1,072,715
Suzano International Finance BV, 5.50%,
01/17/27 ...................... 1,434 1,450,288
UPM-Kymmene OYJ, 7.45%, 11/26/27
(d)
.... 205 215,838
20,070,361
Passenger Airlines — 0.1%
Air Canada, 3.88%, 08/15/26
(d)
.......... 1,170 1,158,262
Air Canada Pass-Through Trust
(d)
Series 2020-1 , Class C , 10.50% , 07/15/26 . 315 329,467
Series 2015-1 , Class A , 3.60% , 03/15/27
(c)
. 331 322,424
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Alaska Airlines Pass-Through Trust, Series
2020-1, Class A, 4.80%, 08/15/27
(c) (d)
.... USD 777 $ 774,484
Allegiant Travel Co., 7.25%, 08/15/27
(c) (d)
.... 599 599,367
American Airlines Pass-Through Trust
Series 2014-1 , Class A , 3.70% , 10/01/26 .. 481 471,970
Series 2015-1 , Class A , 3.38% , 05/01/27 .. 519 503,851
Series 2015-2 , Class AA , 3.60% , 09/22/27
(c)
317 308,729
Series 2016-1 , Class AA , 3.58% , 01/15/28 . 134 130,294
Series 2016-2 , Class AA , 3.20% , 06/15/28 . 475 453,851
Series 2016-3 , Class AA , 3.00% , 10/15/28
(c)
435 412,122
Series 2017-1 , Class AA , 3.65% , 02/15/29 . 495 475,573
Series 2017-2 , Class AA , 3.35% , 10/15/29 . 460 435,874
Series 2019-1 , Class AA , 3.15% , 02/15/32 . 455 417,088
Series 2021-1 , Class A , 2.88% , 07/11/34 .. 957 843,331
American Airlines, Inc.
(d)
5.50% , 04/20/26 .................. 549 547,899
7.25% , 02/15/28
(c)
................. 760 775,266
5.75% , 04/20/29 .................. 2,935 2,933,873
8.50% , 05/15/29
(c)
................. 960 1,003,215
AS Mileage Plan IP Ltd.
(d)
5.02% , 10/20/29 .................. 60 59,554
5.31% , 10/20/31 .................. 120 119,148
Avianca Midco 2 plc
(d)
9.00% , 12/01/28 .................. 1,500 1,429,119
9.63% , 02/14/30 .................. 600 558,158
British Airways Pass-Through Trust
(d)
Series 2020-1 , Class A , 4.25% , 11/15/32
(c)
. 623 597,806
Series 2019-1 , Class AA , 3.30% , 12/15/32 . 423 392,253
Series 2021-1 , Class A , 2.90% , 03/15/35
(c)
. 388 348,103
Delta Air Lines Pass-Through Trust, Series
2020-1, Class AA, 2.00%, 06/10/28 ..... 130 122,714
Delta Air Lines, Inc.
4.38% , 04/19/28 .................. 650 645,396
4.95% , 07/10/28 .................. 480 482,383
4.75% , 10/20/28
(d)
................. 2,041 2,043,260
3.75% , 10/28/29 .................. 633 606,486
5.25% , 07/10/30 .................. 365 368,656
Gol Finance, Inc., 14.38%, 06/06/30
(e)
..... 1,600 1,557,166
Grupo Aeromexico SAB de CV
(c)(e)
8.25% , 11/15/29 .................. 400 393,510
8.63% , 11/15/31 .................. 600 587,141
JetBlue Airways Corp., 9.88%, 09/20/31
(d)
... 2,050 1,982,657
JetBlue Pass-Through Trust
Series 2019-1 , Class AA , 2.75% , 05/15/32 . 601 524,223
Series 2020-1 , Class A , 4.00% , 11/15/32
(c)
. 582 542,961
Latam Airlines Group SA
7.88% , 04/15/30
(e)
................. 1,400 1,443,640
7.63% , 01/07/31
(d)
................. 355 365,111
OneSky Flight LLC, 8.88%, 12/15/29
(d)
..... 550 579,639
Pegasus Hava Tasimaciligi A/S, 8.00%,
09/11/31
(e)
..................... 400 405,016
Southwest Airlines Co.
3.00% , 11/15/26 .................. 463 452,869
5.13% , 06/15/27 .................. 1,826 1,838,168
3.45% , 11/16/27 .................. 426 413,768
2.63% , 02/10/30 .................. 635 577,552
Spirit Airlines Pass-Through Trust, Series 2015-
1, Class A, 4.10%, 04/01/28
(f)
......... 2 2,224
United Airlines Pass-Through Trust
Series 2014-2 , Class A , 3.75% , 09/03/26 .. 777 766,390
Series 2020-1 , Class A , 5.88% , 10/15/27
(c)
. 974 991,558
Series 2016-1 , Class AA , 3.10% , 07/07/28 . 575 548,557
Series 2016-2 , Class AA , 2.88% , 10/07/28 . 574 540,987
Series 2016-2 , Class A , 3.10% , 10/07/28
(c)
. 181 168,602
Series 2018-1 , Class AA , 3.50% , 03/01/30 . 576 544,258

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Series 2019-1 , Class AA , 4.15% , 08/25/31 . USD 566 $ 541,504
Series 2019-2 , Class AA , 2.70% , 05/01/32 . 229 204,584
Series 2023-1 , Class A , 5.80% , 01/15/36 .. 1,166 1,185,568
Series 2024-1 , Class AA , 5.45% , 02/15/37 . 1,006 1,020,134
Series 2024-1 , Class A , 5.88% , 02/15/37 .. 506 506,341
United Airlines, Inc., 4.63%, 04/15/29
(d)
..... 1,995 1,947,118
VistaJet Malta Finance plc
(d)
7.88% , 05/01/27
(c)
................. 515 516,763
9.50% , 06/01/28
(c)
................. 550 565,099
6.38% , 02/01/30 .................. 1,015 958,885
43,341,969
Personal Care Products — 0.1%
BellRing Brands, Inc., 7.00%, 03/15/30
(d)
.... 820 850,652
Conopco, Inc., Series E, 7.25%, 12/15/26 ... 715 742,437
Coty, Inc.
(d)
4.75% , 01/15/29 .................. 548 536,607
6.63% , 07/15/30
(c)
................. 805 827,542
Edgewell Personal Care Co.
(d)
5.50% , 06/01/28 .................. 795 789,507
4.13% , 04/01/29 .................. 518 490,315
Estee Lauder Cos., Inc. (The)
3.15% , 03/15/27 .................. 517 507,267
4.38% , 05/15/28 .................. 880 880,174
2.38% , 12/01/29 .................. 920 846,722
2.60% , 04/15/30 .................. 905 831,074
1.95% , 03/15/31 .................. 767 667,398
4.65% , 05/15/33 .................. 877 865,295
5.00% , 02/14/34 .................. 620 620,224
6.00% , 05/15/37 .................. 560 591,640
4.38% , 06/15/45 .................. 642 526,826
4.15% , 03/15/47 .................. 513 403,461
3.13% , 12/01/49 .................. 618 398,772
5.15% , 05/15/53 .................. 447 428,528
Haleon US Capital LLC
3.38% , 03/24/27 .................. 860 845,729
3.38% , 03/24/29 .................. 1,410 1,362,134
3.63% , 03/24/32 .................. 1,750 1,636,628
4.00% , 03/24/52 .................. 805 613,793
Kenvue, Inc.
5.05% , 03/22/28 .................. 958 977,386
5.00% , 03/22/30 .................. 1,495 1,531,730
4.85% , 05/22/32 .................. 475 478,606
4.90% , 03/22/33 .................. 1,140 1,152,204
5.10% , 03/22/43 .................. 710 677,669
5.05% , 03/22/53 .................. 1,245 1,140,371
5.20% , 03/22/63 .................. 675 615,647
L'Oreal SA, 5.00%, 05/20/35
(d)
.......... 800 808,197
Opal Bidco SAS, 6.50%, 03/31/32
(d)
....... 515 520,755
Perrigo Finance Unlimited Co.
4.90% , 06/15/30 .................. 735 715,818
6.13% , 09/30/32 .................. 700 704,545
4.90% , 12/15/44 .................. 310 248,280
Prestige Brands, Inc.
(d)
5.13% , 01/15/28 .................. 480 475,741
3.75% , 04/01/31 .................. 606 554,656
26,864,330
Pharmaceuticals — 0.9%
1261229 BC Ltd., 10.00%, 04/15/32
(d)
..... 3,745 3,812,019
Amneal Pharmaceuticals LLC, 6.88%,
08/01/32
(d)
..................... 130 131,943
Astrazeneca Finance LLC
4.80% , 02/26/27 .................. 1,440 1,452,010
4.88% , 03/03/28 .................. 1,115 1,132,971
1.75% , 05/28/28 .................. 1,410 1,319,884
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.85% , 02/26/29 .................. USD 1,380 $ 1,405,210
4.90% , 03/03/30 .................. 805 822,885
4.90% , 02/26/31 .................. 1,140 1,168,383
2.25% , 05/28/31 .................. 629 559,404
4.88% , 03/03/33 .................. 635 642,565
5.00% , 02/26/34 .................. 1,605 1,626,172
AstraZeneca plc
3.13% , 06/12/27 .................. 1,105 1,083,938
4.00% , 01/17/29 .................. 1,069 1,058,742
1.38% , 08/06/30 .................. 1,547 1,338,316
6.45% , 09/15/37 .................. 1,732 1,932,432
4.00% , 09/18/42 .................. 975 823,122
4.38% , 11/16/45 .................. 959 833,519
4.38% , 08/17/48 .................. 858 736,266
2.13% , 08/06/50 .................. 595 328,556
3.00% , 05/28/51 .................. 725 482,979
Bausch Health Americas, Inc.
(d)
9.25% , 04/01/26 .................. 400 400,950
8.50% , 01/31/27 .................. 596 590,746
Bausch Health Cos., Inc.
(d)
7.00% , 01/15/28 .................. 225 196,513
5.00% , 01/30/28 .................. 404 338,350
4.88% , 06/01/28 .................. 1,500 1,326,713
11.00% , 09/30/28 ................. 1,711 1,757,893
5.00% , 02/15/29 .................. 439 312,537
6.25% , 02/15/29 .................. 785 568,340
7.25% , 05/30/29 .................. 335 246,909
5.25% , 01/30/30 .................. 760 487,244
14.00% , 10/15/30 ................. 347 313,840
5.25% , 02/15/31 .................. 380 227,857
Bayer Corp., 6.65%, 02/15/28
(d)
......... 440 458,209
Bayer US Finance II LLC
(d)
4.38% , 12/15/28 .................. 2,012 1,988,387
4.20% , 07/15/34 .................. 420 380,100
5.50% , 07/30/35 .................. 420 417,711
4.63% , 06/25/38 .................. 1,055 934,575
4.40% , 07/15/44 .................. 1,124 879,397
3.95% , 04/15/45
(c)
................. 766 550,831
4.88% , 06/25/48 .................. 1,025 843,901
4.70% , 07/15/64 .................. 731 546,103
Bayer US Finance LLC
(d)
6.13% , 11/21/26 .................. 830 842,711
6.25% , 01/21/29
(c)
................. 1,239 1,298,011
6.38% , 11/21/30 .................. 1,255 1,335,293
6.50% , 11/21/33 .................. 1,760 1,879,827
6.88% , 11/21/53 .................. 770 818,960
Bristol-Myers Squibb Co.
4.90% , 02/22/27 .................. 955 964,580
3.25% , 02/27/27 .................. 760 749,257
1.13% , 11/13/27 .................. 990 926,193
3.45% , 11/15/27 .................. 975 960,612
3.90% , 02/20/28 .................. 1,723 1,709,646
4.90% , 02/22/29 .................. 850 866,139
3.40% , 07/26/29 .................. 2,924 2,821,136
1.45% , 11/13/30 .................. 1,580 1,362,078
5.75% , 02/01/31 .................. 1,055 1,119,333
5.10% , 02/22/31 .................. 490 504,349
2.95% , 03/15/32 .................. 1,500 1,356,361
5.90% , 11/15/33 .................. 1,305 1,393,874
5.20% , 02/22/34 .................. 2,179 2,224,790
4.13% , 06/15/39 .................. 2,123 1,871,657
2.35% , 11/13/40 .................. 1,210 821,919
3.55% , 03/15/42 .................. 885 696,419
3.25% , 08/01/42 .................. 808 604,047
5.50% , 02/22/44 .................. 425 417,816

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.50% , 03/01/44 .................. USD 475 $ 410,217
4.63% , 05/15/44 .................. 1,120 986,678
5.00% , 08/15/45 .................. 570 524,115
4.35% , 11/15/47 .................. 1,383 1,147,086
4.55% , 02/20/48 .................. 1,048 891,512
4.25% , 10/26/49 .................. 3,466 2,778,935
2.55% , 11/13/50 .................. 1,598 927,445
3.70% , 03/15/52 .................. 1,745 1,262,873
6.25% , 11/15/53 .................. 995 1,058,745
5.55% , 02/22/54 .................. 2,565 2,483,881
3.90% , 03/15/62 .................. 1,235 877,488
6.40% , 11/15/63 .................. 935 1,001,506
5.65% , 02/22/64 .................. 1,735 1,675,421
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(d)
..................... 232 226,138
Elanco Animal Health, Inc., 6.65%, 08/28/28 . 767 794,125
Eli Lilly & Co.
4.50% , 02/09/27 .................. 970 974,963
5.50% , 03/15/27 .................. 350 357,396
3.10% , 05/15/27 .................. 1,115 1,095,657
4.15% , 08/14/27 .................. 920 920,857
4.55% , 02/12/28 .................. 675 681,594
4.50% , 02/09/29 .................. 1,015 1,024,700
3.38% , 03/15/29 .................. 1,125 1,095,884
4.20% , 08/14/29 .................. 1,480 1,479,393
4.75% , 02/12/30 .................. 725 738,797
4.90% , 02/12/32 .................. 690 704,833
4.70% , 02/27/33 .................. 1,225 1,230,653
4.70% , 02/09/34 .................. 1,410 1,403,961
4.60% , 08/14/34 .................. 1,150 1,133,145
5.10% , 02/12/35 .................. 1,020 1,037,220
5.55% , 03/15/37 .................. 530 561,466
3.70% , 03/01/45 .................. 975 771,461
3.95% , 05/15/47 .................. 885 706,755
3.95% , 03/15/49 .................. 765 608,707
2.25% , 05/15/50 .................. 1,520 858,933
4.88% , 02/27/53 .................. 900 814,847
5.00% , 02/09/54 .................. 985 909,403
5.05% , 08/14/54 .................. 1,185 1,104,158
5.50% , 02/12/55 .................. 705 702,555
4.15% , 03/15/59 .................. 580 454,794
2.50% , 09/15/60 .................. 998 544,903
4.95% , 02/27/63 .................. 905 812,629
5.10% , 02/09/64 .................. 1,085 997,136
5.20% , 08/14/64 .................. 845 790,141
5.60% , 02/12/65 .................. 900 900,036
Endo Finance Holdings, Inc., 8.50%,
04/15/31
(c) (d)
.................... 972 1,034,283
GlaxoSmithKline Capital plc
4.32% , 03/12/27 .................. 375 375,921
3.38% , 06/01/29 .................. 1,160 1,122,449
GlaxoSmithKline Capital, Inc.
3.88% , 05/15/28 .................. 1,793 1,778,163
4.50% , 04/15/30 .................. 505 506,218
5.38% , 04/15/34 .................. 738 764,107
4.88% , 04/15/35 .................. 575 570,486
6.38% , 05/15/38 .................. 2,241 2,473,900
4.20% , 03/18/43 .................. 449 384,081
HLF Financing SARL LLC
(d)
12.25% , 04/15/29 ................. 835 910,702
4.88% , 06/01/29 .................. 640 536,685
Jazz Securities DAC, 4.38%, 01/15/29
(d)
.... 1,475 1,427,131
Johnson & Johnson
4.50% , 03/01/27 .................. 775 780,113
2.95% , 03/03/27 .................. 818 804,764
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
0.95% , 09/01/27 .................. USD 1,558 $ 1,464,974
2.90% , 01/15/28 .................. 489 476,358
4.55% , 03/01/28 .................. 650 658,540
4.80% , 06/01/29 .................. 1,000 1,023,040
6.95% , 09/01/29 .................. 404 448,137
4.70% , 03/01/30 .................. 850 867,254
1.30% , 09/01/30 .................. 1,093 947,740
4.90% , 06/01/31 .................. 965 993,670
4.85% , 03/01/32 .................. 775 792,560
4.95% , 05/15/33 .................. 612 631,500
4.38% , 12/05/33 .................. 496 492,769
4.95% , 06/01/34
(c)
................. 895 924,733
5.00% , 03/01/35 .................. 935 953,424
3.55% , 03/01/36 .................. 1,025 916,969
3.63% , 03/03/37 .................. 1,446 1,282,186
5.95% , 08/15/37 .................. 1,114 1,219,578
3.40% , 01/15/38 .................. 958 817,405
5.85% , 07/15/38 .................. 805 869,881
2.10% , 09/01/40 .................. 907 621,314
4.50% , 09/01/40 .................. 624 590,304
4.85% , 05/15/41 .................. 385 371,781
4.50% , 12/05/43 .................. 430 395,254
3.70% , 03/01/46 .................. 2,184 1,742,976
3.75% , 03/03/47 .................. 950 756,501
3.50% , 01/15/48 .................. 736 555,694
2.25% , 09/01/50
(c)
................. 966 559,958
5.25% , 06/01/54 .................. 815 803,212
2.45% , 09/01/60 .................. 1,415 778,245
Mallinckrodt International Finance SA, 14.75%,
11/14/28
(d)
..................... 475 487,837
Merck & Co., Inc.
1.70% , 06/10/27 .................. 1,414 1,352,800
4.05% , 05/17/28 .................. 725 724,139
1.90% , 12/10/28 .................. 865 803,080
3.40% , 03/07/29 .................. 2,016 1,957,558
4.30% , 05/17/30 .................. 865 864,773
1.45% , 06/24/30 .................. 1,448 1,261,551
2.15% , 12/10/31 .................. 2,115 1,834,409
4.50% , 05/17/33 .................. 1,245 1,234,282
6.50% , 12/01/33 .................. 740 834,946
6.55% , 09/15/37 .................. 570 641,994
3.90% , 03/07/39 .................. 1,088 946,854
2.35% , 06/24/40 .................. 1,231 858,392
3.60% , 09/15/42 .................. 790 621,911
4.15% , 05/18/43 .................. 1,200 1,010,866
4.90% , 05/17/44 .................. 570 527,266
3.70% , 02/10/45 .................. 1,965 1,530,264
4.00% , 03/07/49 .................. 1,094 864,126
2.45% , 06/24/50 .................. 1,538 888,356
2.75% , 12/10/51 .................. 1,915 1,163,299
5.00% , 05/17/53 .................. 1,200 1,091,763
2.90% , 12/10/61 .................. 1,556 893,311
5.15% , 05/17/63 .................. 960 873,652
Merck Sharp & Dohme Corp.
5.95% , 12/01/28 .................. 489 514,723
5.75% , 11/15/36 .................. 313 331,939
Mylan, Inc.
4.55% , 04/15/28 .................. 849 838,729
5.40% , 11/29/43 .................. 506 424,005
5.20% , 04/15/48 .................. 750 596,488
Novartis Capital Corp.
2.00% , 02/14/27 .................. 1,030 998,368
3.10% , 05/17/27 .................. 1,598 1,571,058
3.80% , 09/18/29 .................. 890 878,549
2.20% , 08/14/30 .................. 1,556 1,410,150

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.00% , 09/18/31 .................. USD 830 $ 813,065
4.20% , 09/18/34 .................. 725 694,843
3.70% , 09/21/42 .................. 875 707,839
4.40% , 05/06/44 .................. 1,638 1,446,084
4.00% , 11/20/45 .................. 1,350 1,109,466
2.75% , 08/14/50 .................. 1,011 637,906
4.70% , 09/18/54 .................. 435 385,563
Organon & Co.
(d)
4.13% , 04/30/28 .................. 2,115 2,000,839
5.13% , 04/30/31
(c)
................. 1,783 1,542,274
6.75% , 05/15/34 .................. 520 490,010
7.88% , 05/15/34 .................. 605 541,648
Pershing Square Holdings Ltd.
(d)
3.25% , 11/15/30 .................. 1,000 904,409
3.25% , 10/01/31 .................. 1,000 879,464
Pfizer Investment Enterprises Pte. Ltd.
4.45% , 05/19/28 .................. 3,070 3,084,732
4.65% , 05/19/30 .................. 2,855 2,879,863
4.75% , 05/19/33 .................. 4,460 4,435,167
5.11% , 05/19/43 .................. 2,390 2,259,174
5.30% , 05/19/53 .................. 5,840 5,457,171
5.34% , 05/19/63 .................. 3,844 3,515,496
Pfizer, Inc.
3.00% , 12/15/26 .................. 1,678 1,650,812
3.60% , 09/15/28 .................. 697 686,425
3.45% , 03/15/29 .................. 912 889,832
2.63% , 04/01/30 .................. 1,482 1,372,492
1.70% , 05/28/30 .................. 1,250 1,102,962
1.75% , 08/18/31 .................. 1,286 1,105,751
4.00% , 12/15/36 .................. 1,059 962,463
4.10% , 09/15/38 .................. 715 635,227
3.90% , 03/15/39 .................. 605 522,602
7.20% , 03/15/39 .................. 2,464 2,898,945
2.55% , 05/28/40 .................. 1,109 789,030
5.60% , 09/15/40 .................. 607 614,289
4.30% , 06/15/43 .................. 963 823,310
4.40% , 05/15/44 .................. 1,211 1,049,374
4.13% , 12/15/46 .................. 1,545 1,252,938
4.20% , 09/15/48 .................. 1,209 982,351
4.00% , 03/15/49 .................. 981 763,715
2.70% , 05/28/50 .................. 838 512,663
Pharmacia LLC, 6.60%, 12/01/28 ........ 728 776,800
Roche Holdings, Inc.
(d)
5.27% , 11/13/26 .................. 1,284 1,299,958
2.38% , 01/28/27 .................. 1,135 1,105,774
2.31% , 03/10/27 .................. 1,370 1,331,114
3.63% , 09/17/28 .................. 1,279 1,258,406
5.34% , 11/13/28 .................. 1,455 1,500,592
1.93% , 12/13/28 .................. 975 905,376
4.79% , 03/08/29 .................. 610 619,269
4.20% , 09/09/29 .................. 665 662,628
5.49% , 11/13/30 .................. 1,475 1,549,240
4.91% , 03/08/31 .................. 685 697,669
2.08% , 12/13/31 .................. 1,995 1,725,047
5.59% , 11/13/33 .................. 1,366 1,441,699
4.99% , 03/08/34 .................. 1,225 1,242,066
4.59% , 09/09/34 .................. 600 589,295
7.00% , 03/01/39 .................. 765 900,004
4.00% , 11/28/44 .................. 685 565,048
2.61% , 12/13/51 .................. 1,795 1,080,335
5.22% , 03/08/54 .................. 965 927,366
Royalty Pharma plc
1.75% , 09/02/27 .................. 1,247 1,180,076
5.15% , 09/02/29 .................. 445 452,981
2.20% , 09/02/30 .................. 940 831,337
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
2.15% , 09/02/31 .................. USD 570 $ 487,633
5.40% , 09/02/34 .................. 590 595,193
3.30% , 09/02/40 .................. 1,140 854,885
3.55% , 09/02/50 .................. 825 558,281
3.35% , 09/02/51 .................. 730 470,534
5.90% , 09/02/54 .................. 495 477,794
Sanofi SA, 3.63%, 06/19/28 ........... 866 854,323
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 ................. 541 533,355
Takeda Pharmaceutical Co. Ltd.
5.00% , 11/26/28 .................. 2,153 2,182,353
2.05% , 03/31/30 .................. 2,043 1,825,563
5.30% , 07/05/34 .................. 1,000 1,011,613
3.03% , 07/09/40 .................. 1,711 1,268,748
5.65% , 07/05/44 .................. 425 421,582
3.18% , 07/09/50 .................. 2,058 1,340,616
5.65% , 07/05/54 .................. 705 683,321
3.38% , 07/09/60 .................. 810 510,030
5.80% , 07/05/64 .................. 500 483,704
Takeda US Financing, Inc.
5.20% , 07/07/35 .................. 1,200 1,195,933
5.90% , 07/07/55 .................. 1,400 1,396,319
Teva Pharmaceutical Finance Co. LLC, 6.15%,
02/01/36
(c)
..................... 900 914,544
Teva Pharmaceutical Finance Netherlands III
BV
3.15% , 10/01/26 .................. 1,125 1,101,325
4.75% , 05/09/27 .................. 494 490,266
6.75% , 03/01/28 .................. 1,400 1,448,391
5.13% , 05/09/29
(c)
................. 815 814,321
8.13% , 09/15/31 .................. 700 792,459
6.00% , 12/01/32 .................. 225 229,438
4.10% , 10/01/46 .................. 2,120 1,505,780
Teva Pharmaceutical Finance Netherlands IV
BV, 5.75%, 12/01/30 .............. 610 618,985
Utah Acquisition Sub, Inc., 5.25%, 06/15/46 .. 1,040 840,131
Viatris, Inc.
2.30% , 06/22/27 .................. 990 942,114
2.70% , 06/22/30 .................. 1,366 1,211,132
3.85% , 06/22/40 .................. 1,223 897,223
4.00% , 06/22/50 .................. 1,989 1,308,938
Wyeth LLC
6.50% , 02/01/34 .................. 1,051 1,166,667
6.00% , 02/15/36 .................. 577 617,203
5.95% , 04/01/37 .................. 2,016 2,140,254
Zoetis, Inc.
3.00% , 09/12/27 .................. 723 703,783
3.90% , 08/20/28 .................. 511 506,173
2.00% , 05/15/30 .................. 1,264 1,130,830
5.60% , 11/16/32 .................. 645 677,679
4.70% , 02/01/43 .................. 999 906,559
3.95% , 09/12/47 .................. 660 520,642
4.45% , 08/20/48 .................. 280 235,384
3.00% , 05/15/50 .................. 655 424,538
288,061,783
Professional Services — 0.1%
Amentum Holdings, Inc., 7.25%, 08/01/32
(d)
.. 990 1,024,240
AMN Healthcare, Inc.
(d)
4.63% , 10/01/27 .................. 495 483,844
4.00% , 04/15/29
(c)
................. 370 339,848
Automatic Data Processing, Inc.
1.70% , 05/15/28 .................. 1,355 1,270,551
1.25% , 09/01/30 .................. 1,130 974,594
4.75% , 05/08/32 .................. 725 732,598

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
4.45% , 09/09/34 .................. USD 635 $ 617,749
Broadridge Financial Solutions, Inc.
2.90% , 12/01/29 .................. 1,021 952,991
2.60% , 05/01/31 .................. 925 819,572
CACI International, Inc., 6.38%, 06/15/33
(d)
.. 265 271,258
Concentrix Corp.
6.65% , 08/02/26 .................. 850 863,880
6.60% , 08/02/28
(c)
................. 1,055 1,104,798
6.85% , 08/02/33 .................. 500 522,327
CoreLogic, Inc., 4.50%, 05/01/28
(d)
....... 740 697,416
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(d)
..................... 463 473,697
Equifax, Inc.
5.10% , 12/15/27 .................. 800 808,881
5.10% , 06/01/28 .................. 900 913,736
4.80% , 09/15/29 .................. 750 754,852
3.10% , 05/15/30 .................. 603 562,364
2.35% , 09/15/31 .................. 1,221 1,062,151
Experian Finance plc
(d)
4.25% , 02/01/29 .................. 560 556,116
2.75% , 03/08/30 .................. 970 900,575
5.25% , 08/17/35 .................. 400 401,635
Jacobs Engineering Group, Inc.
6.35% , 08/18/28 .................. 865 904,925
5.90% , 03/01/33 .................. 765 798,329
KBR, Inc., 4.75%, 09/30/28
(d)
........... 260 250,592
Korn Ferry, 4.63%, 12/15/27
(d)
.......... 415 408,251
Paychex, Inc.
5.10% , 04/15/30 .................. 585 597,638
5.35% , 04/15/32 .................. 590 604,455
5.60% , 04/15/35 .................. 480 493,552
Science Applications International Corp.,
4.88%, 04/01/28
(d)
................ 410 403,007
TR Finance LLC
5.50% , 08/15/35 .................. 514 519,103
5.85% , 04/15/40 .................. 575 585,487
5.65% , 11/23/43 .................. 435 424,338
TriNet Group, Inc.
(d)
3.50% , 03/01/29 .................. 520 482,627
7.13% , 08/15/31 .................. 445 458,260
UL Solutions, Inc., 6.50%, 10/20/28
(d)
...... 430 450,652
Verisk Analytics, Inc.
4.13% , 03/15/29 .................. 842 835,237
5.75% , 04/01/33 .................. 590 617,518
5.25% , 06/05/34 .................. 445 451,671
5.25% , 03/15/35 .................. 390 389,944
5.50% , 06/15/45 .................. 439 420,840
3.63% , 05/15/50 .................. 550 389,190
VT Topco, Inc., 8.50%, 08/15/30
(d)
........ 495 527,015
28,122,304
Real Estate Management & Development — 0.1%
Aldar Investment Properties Sukuk Ltd.
(e)
4.88% , 05/24/33 .................. 600 594,884
5.50% , 05/16/34 .................. 600 619,082
Aldar Properties PJSC, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.04%), 6.62%, 04/15/55
(e) (g)
.......... 1,000 1,029,381
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29
(e)
... 400 386,490
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(e)
. 800 816,151
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27
(e)
600 621,202
Anywhere Real Estate Group LLC
(d)
5.75% , 01/15/29
(c)
................. 594 528,987
5.25% , 04/15/30
(c)
................. 487 405,949
7.00% , 04/15/30
(c)
................. 690 660,948
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
9.75% , 04/15/30 .................. USD 575 $ 599,949
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(e)
..................... 800 754,054
Arabian Centres Sukuk III Ltd., 9.50%,
03/06/29
(e)
..................... 800 814,499
Arada Sukuk 2 Ltd., 8.00%, 06/24/29
(e)
..... 400 412,626
Arada Sukuk Ltd., 8.13%, 06/08/27
(e)
...... 600 614,702
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/27
(e)
. 400 412,794
CBRE Services, Inc.
5.50% , 04/01/29 .................. 320 329,743
4.80% , 06/15/30 .................. 350 351,870
2.50% , 04/01/31 .................. 753 669,310
5.95% , 08/15/34 .................. 1,045 1,100,999
5.50% , 06/15/35 .................. 395 398,987
Central Plaza Development Ltd., 6.80%,
04/07/29
(e)
..................... 400 402,668
China Overseas Finance Cayman III Ltd.,
6.38%, 10/29/43
(e)
................ 600 615,538
China Overseas Finance Cayman V Ltd., Series
B, 5.35%, 11/15/42
(e)
.............. 200 183,724
China Overseas Finance Cayman VI Ltd.,
6.45%, 06/11/34
(e)
................ 600 650,015
China Overseas Finance Cayman VII Ltd.,
4.75%, 04/26/28
(e)
................ 600 597,882
China Overseas Finance Cayman VIII Ltd.
(e)
3.45% , 07/15/29 .................. 250 237,495
2.75% , 03/02/30 .................. 1,000 914,387
China Resources Land Ltd., 4.13%, 02/26/29
(e)
200 194,374
Corp. Inmobiliaria Vesta SAB de CV, 3.63%,
05/13/31
(e)
..................... 400 356,276
CoStar Group, Inc., 2.80%, 07/15/30
(d)
..... 1,012 913,842
Cushman & Wakefield US Borrower LLC
(d)
6.75% , 05/15/28 .................. 648 652,677
8.88% , 09/01/31
(c)
................. 385 412,715
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29
(e)
600 621,337
Elect Global Investments Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.28%), 7.20%
(e) (g) (i)
......... 600 593,472
Emaar Sukuk Ltd.
(e)
3.64% , 09/15/26 .................. 800 788,942
3.88% , 09/17/29 .................. 700 678,492
3.70% , 07/06/31 .................. 400 376,574
Esic Sukuk Ltd., 5.83%, 02/14/29
(e)
....... 800 811,895
Five Point Operating Co. LP, 10.50%,
01/15/28
(d)
..................... 527 532,339
Forestar Group, Inc.
(d)
5.00% , 03/01/28 .................. 355 351,904
6.50% , 03/15/33 .................. 575 577,485
Franshion Brilliant Ltd., 4.25%, 07/23/29
(e)
... 600 537,845
Goodman HK Finance, 3.00%, 07/22/30
(e)
... 235 235,000
Greentown China Holdings Ltd., 8.45%,
02/24/28
(e)
..................... 400 408,964
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(d)
..................... 425 449,913
Hongkong Land Finance Cayman Islands Co.
Ltd. (The)
(e)
2.88% , 05/27/30 .................. 600 555,032
2.25% , 07/15/31 .................. 600 523,277
5.25% , 07/14/33 .................. 400 404,722
Howard Hughes Corp. (The)
(d)
5.38% , 08/01/28 .................. 755 750,537
4.13% , 02/01/29 .................. 665 634,465
4.38% , 02/01/31 .................. 665 612,954
Hunt Cos., Inc., 5.25%, 04/15/29
(d)
....... 665 651,593

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Hysan MTN Ltd.
(e)
2.88% , 06/02/27 .................. USD 400 $ 383,495
2.82% , 09/04/29 .................. 600 545,275
IFC Development Corporate Treasury Ltd.,
3.63%, 04/17/29
(e)
................ 400 385,412
Jones Lang LaSalle, Inc., 6.88%, 12/01/28 .. 810 865,574
Kennedy-Wilson, Inc.
4.75% , 03/01/29 .................. 650 609,999
4.75% , 02/01/30 .................. 590 543,152
5.00% , 03/01/31
(c)
................. 585 533,896
Longfor Group Holdings Ltd.
(e)
4.50% , 01/16/28 .................. 600 540,033
3.95% , 09/16/29 .................. 600 492,491
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.89%), 7.88%
(e) (g) (i)
......... 600 618,868
MAF Sukuk Ltd.
(e)
4.64% , 05/14/29 .................. 600 597,761
3.93% , 02/28/30 .................. 600 582,281
5.00% , 06/01/33 .................. 400 402,419
Mirvac Group Finance Ltd., 3.63%, 03/18/27
(e)
200 196,561
Mitsui Fudosan Co. Ltd., 3.95%, 01/24/29
(d)
.. 300 293,342
Nan Fung Treasury Ltd.
(e)
3.88% , 10/03/27 .................. 200 194,360
5.00% , 09/05/28 .................. 600 592,575
3.63% , 08/27/30 .................. 600 547,501
Newmark Group, Inc., 7.50%, 01/12/29 .... 485 514,838
Ontario Teachers' Cadillac Fairview Properties
Trust
(d)
3.88% , 03/20/27 .................. 1,255 1,237,923
4.13% , 02/01/29 .................. 1,386 1,359,888
2.50% , 10/15/31 .................. 1,110 970,675
Port of Spain Waterfront Development, 7.88%,
02/19/40
(e)
..................... 200 196,215
Sinochem Offshore Capital Co. Ltd.
(e)
1.50% , 09/23/26 .................. 600 579,543
2.25% , 11/24/26 .................. 600 581,822
2.38% , 09/23/31 .................. 800 701,318
Sinochem Overseas Capital Co. Ltd., 6.30%,
11/12/40
(c) (d)
.................... 400 446,001
Sino-Ocean Group Holding Ltd., 3.00%,
03/27/33
(e)
..................... 200 26,548
Sun Hung Kai Properties Capital Market Ltd.
(e)
3.75% , 02/25/29 .................. 200 194,785
2.88% , 01/21/30 .................. 1,000 932,071
2.75% , 05/13/30 .................. 400 366,934
Swire Pacific Mtn Financing HK Ltd., 2.88%,
01/30/30
(e)
..................... 400 373,717
Swire Pacific MTN Financing HK Ltd., 5.13%,
07/05/29
(e)
..................... 600 614,513
Swire Properties MTN Financing Ltd., 3.50%,
01/10/28
(e)
..................... 200 194,384
Vanke Real Estate Hong Kong Co. Ltd., 3.98%,
11/09/27
(e)
..................... 1,000 808,181
Wharf REIC Finance BVI Ltd.
(e)
3.50% , 01/17/28 .................. 250 242,409
2.88% , 05/07/30 .................. 800 733,354
Zhongliang Holdings Group Co. Ltd., 0.00%,
07/01/27
(e) (f)
.................... 1,050 66,993
49,418,049
Residential REITs — 0.1%
American Homes 4 Rent LP
4.25% , 02/15/28 .................. 690 684,077
4.90% , 02/15/29 .................. 430 434,031
Security
Par (000)
Par (000) Value
Residential REITs (continued)
4.95% , 06/15/30 .................. USD 175 $ 176,147
2.38% , 07/15/31 .................. 635 551,231
3.63% , 04/15/32 .................. 250 230,251
5.50% , 02/01/34 .................. 665 675,905
5.50% , 07/15/34 .................. 510 516,684
5.25% , 03/15/35 .................. 225 223,226
3.38% , 07/15/51 .................. 450 295,266
4.30% , 04/15/52 .................. 275 212,859
AvalonBay Communities, Inc.
2.90% , 10/15/26 .................. 251 246,479
3.35% , 05/15/27 .................. 599 588,557
3.20% , 01/15/28 .................. 383 372,847
1.90% , 12/01/28 .................. 940 870,762
3.30% , 06/01/29 .................. 292 280,513
2.30% , 03/01/30 .................. 352 319,940
2.45% , 01/15/31 .................. 863 773,346
2.05% , 01/15/32 .................. 740 635,547
5.00% , 02/15/33 .................. 205 206,654
5.30% , 12/07/33 .................. 655 670,723
5.35% , 06/01/34 .................. 180 184,244
5.00% , 08/01/35 .................. 210 206,993
3.90% , 10/15/46 .................. 270 210,114
4.15% , 07/01/47 .................. 230 184,575
4.35% , 04/15/48 .................. 231 192,796
Camden Property Trust
5.85% , 11/03/26 .................. 705 715,706
4.10% , 10/15/28 .................. 297 295,185
3.15% , 07/01/29 .................. 685 651,463
2.80% , 05/15/30 .................. 767 711,378
4.90% , 01/15/34 .................. 460 457,244
3.35% , 11/01/49 .................. 220 153,871
ERP Operating LP
2.85% , 11/01/26 .................. 684 670,845
3.25% , 08/01/27 .................. 450 440,389
3.50% , 03/01/28 .................. 407 398,616
4.15% , 12/01/28 .................. 868 863,615
3.00% , 07/01/29 .................. 850 806,698
2.50% , 02/15/30 .................. 921 846,038
1.85% , 08/01/31 .................. 330 283,980
4.95% , 06/15/32 .................. 475 478,336
4.65% , 09/15/34 .................. 360 348,286
4.50% , 07/01/44 .................. 598 516,701
4.50% , 06/01/45 .................. 385 331,500
4.00% , 08/01/47 .................. 303 235,960
Essential Properties LP, 2.95%, 07/15/31 ... 617 548,391
Essex Portfolio LP
3.63% , 05/01/27 .................. 445 438,670
1.70% , 03/01/28 .................. 493 459,123
4.00% , 03/01/29 .................. 580 568,733
3.00% , 01/15/30 .................. 385 359,382
1.65% , 01/15/31 .................. 497 419,782
2.55% , 06/15/31 .................. 490 432,413
2.65% , 03/15/32 .................. 654 571,303
5.50% , 04/01/34 .................. 545 556,772
5.38% , 04/01/35 .................. 175 177,049
4.50% , 03/15/48 .................. 290 242,887
2.65% , 09/01/50 .................. 155 90,859
Invitation Homes Operating Partnership LP
2.30% , 11/15/28 .................. 755 705,687
5.45% , 08/15/30 .................. 560 576,528
2.00% , 08/15/31 .................. 305 258,798
4.15% , 04/15/32 .................. 700 664,815
5.50% , 08/15/33 .................. 430 436,699
2.70% , 01/15/34 .................. 430 355,019
4.88% , 02/01/35 .................. 155 149,536

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Residential REITs (continued)
Mid-America Apartments LP
1.10% , 09/15/26 .................. USD 395 $ 380,523
3.60% , 06/01/27 .................. 394 388,841
4.20% , 06/15/28 .................. 892 887,755
3.95% , 03/15/29 .................. 525 516,632
2.75% , 03/15/30 .................. 378 350,996
1.70% , 02/15/31 .................. 685 585,881
5.30% , 02/15/32 .................. 285 293,017
5.00% , 03/15/34 .................. 210 209,614
4.95% , 03/01/35 .................. 110 108,860
2.88% , 09/15/51 .................. 120 75,540
Store Capital LLC
4.50% , 03/15/28 .................. 423 417,485
4.63% , 03/15/29 .................. 507 499,300
5.40% , 04/30/30
(d)
................. 275 278,020
2.75% , 11/18/30 .................. 370 328,466
2.70% , 12/01/31 .................. 385 327,631
Sun Communities Operating LP
2.30% , 11/01/28 .................. 530 493,911
2.70% , 07/15/31 .................. 850 752,279
4.20% , 04/15/32 .................. 564 536,194
Tanger Properties LP
3.13% , 09/01/26 .................. 354 347,087
3.88% , 07/15/27 .................. 255 250,808
2.75% , 09/01/31 .................. 380 332,811
UDR, Inc.
2.95% , 09/01/26 .................. 337 331,041
3.50% , 07/01/27 .................. 220 216,182
3.50% , 01/15/28 .................. 280 273,714
4.40% , 01/26/29 .................. 670 668,540
3.20% , 01/15/30 .................. 710 672,142
3.00% , 08/15/31 .................. 910 825,943
2.10% , 08/01/32 .................. 525 437,465
1.90% , 03/15/33 .................. 255 204,165
2.10% , 06/15/33 .................. 230 185,947
5.13% , 09/01/34 .................. 390 387,616
3.10% , 11/01/34 .................. 485 410,097
40,136,527
Retail REITs — 0.1%
Agree LP
2.00% , 06/15/28 .................. 945 883,230
2.90% , 10/01/30 .................. 251 230,814
4.80% , 10/01/32 .................. 400 395,264
2.60% , 06/15/33 .................. 375 312,658
5.63% , 06/15/34 .................. 375 382,501
5.60% , 06/15/35 .................. 295 300,487
Brixmor Operating Partnership LP
3.90% , 03/15/27 .................. 515 509,820
2.25% , 04/01/28 .................. 255 240,433
4.13% , 05/15/29 .................. 750 737,037
4.05% , 07/01/30 .................. 944 914,687
2.50% , 08/16/31 .................. 360 314,866
5.50% , 02/15/34 .................. 460 465,344
5.75% , 02/15/35 .................. 280 287,355
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(d)
..................... 556 540,647
CMT MTN Pte. Ltd., 3.61%, 04/04/29
(e)
..... 200 194,088
Federal Realty OP LP
3.25% , 07/15/27 .................. 625 611,403
5.38% , 05/01/28 .................. 365 372,701
3.20% , 06/15/29 .................. 180 170,799
3.50% , 06/01/30 .................. 760 721,911
4.50% , 12/01/44 .................. 396 334,150
Security
Par (000)
Par (000) Value
Retail REITs (continued)
Kimco Realty OP LLC
2.80% , 10/01/26 .................. USD 508 $ 497,439
3.80% , 04/01/27 .................. 535 528,761
1.90% , 03/01/28 .................. 360 338,794
2.70% , 10/01/30 .................. 575 525,491
2.25% , 12/01/31 .................. 250 216,255
3.20% , 04/01/32 .................. 785 712,451
4.60% , 02/01/33 .................. 500 490,346
6.40% , 03/01/34 .................. 475 515,948
4.85% , 03/01/35 .................. 285 278,324
5.30% , 02/01/36 .................. 375 375,714
4.25% , 04/01/45 .................. 480 394,295
4.13% , 12/01/46 .................. 292 230,172
4.45% , 09/01/47 .................. 325 270,549
3.70% , 10/01/49 .................. 370 268,739
Kite Realty Group LP
4.00% , 10/01/26 .................. 250 247,622
4.95% , 12/15/31 .................. 85 84,986
5.20% , 08/15/32 .................. 135 135,707
5.50% , 03/01/34 .................. 320 325,596
Kite Realty Group Trust, 4.75%, 09/15/30 ... 238 236,086
Link Finance Cayman 2009 Ltd. (The), 2.75%,
01/19/32
(e)
..................... 600 524,279
NNN REIT, Inc.
3.60% , 12/15/26 .................. 472 466,347
3.50% , 10/15/27 .................. 555 543,542
4.30% , 10/15/28 .................. 230 228,340
2.50% , 04/15/30 .................. 547 497,328
4.60% , 02/15/31 .................. 325 321,580
5.60% , 10/15/33 .................. 570 588,111
5.50% , 06/15/34 .................. 470 479,400
4.80% , 10/15/48 .................. 343 292,308
3.10% , 04/15/50 .................. 245 155,107
3.50% , 04/15/51 .................. 500 341,053
3.00% , 04/15/52 .................. 520 317,977
Phillips Edison Grocery Center Operating
Partnership I LP
2.63% , 11/15/31 .................. 520 452,943
5.25% , 08/15/32 .................. 200 201,013
5.75% , 07/15/34 .................. 470 482,938
4.95% , 01/15/35 .................. 130 125,789
Realty Income Corp.
4.13% , 10/15/26 .................. 580 577,503
3.00% , 01/15/27 .................. 721 707,171
3.95% , 08/15/27 .................. 725 719,536
3.40% , 01/15/28 .................. 704 688,381
3.65% , 01/15/28 .................. 620 610,043
2.10% , 03/15/28 .................. 275 260,027
2.20% , 06/15/28 .................. 693 652,816
4.70% , 12/15/28 .................. 435 438,676
4.75% , 02/15/29 .................. 600 606,302
3.25% , 06/15/29 .................. 500 479,022
4.00% , 07/15/29 .................. 525 516,159
3.10% , 12/15/29 .................. 570 539,072
3.40% , 01/15/30 .................. 330 315,634
4.85% , 03/15/30 .................. 165 167,304
3.25% , 01/15/31 .................. 1,360 1,269,893
3.20% , 02/15/31 .................. 215 199,521
2.70% , 02/15/32 .................. 335 295,398
5.63% , 10/13/32 .................. 775 809,241
2.85% , 12/15/32 .................. 480 421,457
1.80% , 03/15/33 .................. 485 391,894
4.90% , 07/15/33 .................. 555 553,269
5.13% , 02/15/34 .................. 975 986,067
5.13% , 04/15/35 .................. 115 115,151

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Retail REITs (continued)
4.65% , 03/15/47 .................. USD 508 $ 440,731
5.38% , 09/01/54 .................. 425 404,498
Regency Centers LP
3.60% , 02/01/27 .................. 610 602,670
4.13% , 03/15/28 .................. 500 496,487
2.95% , 09/15/29 .................. 460 433,684
3.70% , 06/15/30 .................. 245 236,131
5.00% , 07/15/32 .................. 310 313,028
5.25% , 01/15/34 .................. 600 609,113
5.10% , 01/15/35 .................. 160 159,794
4.40% , 02/01/47 .................. 240 199,218
4.65% , 03/15/49 .................. 340 290,100
Scentre Group Trust 1
(d)
3.75% , 03/23/27 .................. 480 473,419
4.38% , 05/28/30
(c)
................. 1,355 1,339,067
Scentre Group Trust 2, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.69%), 5.13%, 09/24/80
(c) (d) (g)
......... 810 799,882
WEA Finance LLC
(d)
2.88% , 01/15/27 .................. 695 675,969
4.13% , 09/20/28 .................. 590 577,636
3.50% , 06/15/29 .................. 520 497,298
4.75% , 09/17/44 .................. 394 327,194
4.63% , 09/20/48 .................. 465 366,367
43,173,348
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.
4.32% , 03/24/28 .................. 495 496,717
3.92% , 06/01/32 .................. 415 399,880
4.39% , 06/01/52 .................. 770 644,105
Amkor Technology, Inc., 6.63%, 09/15/27
(d)
.. 388 387,410
ams-OSRAM AG, 12.25%, 03/30/29
(c) (d)
.... 410 442,995
Analog Devices, Inc.
3.50% , 12/05/26 .................. 1,050 1,038,857
3.45% , 06/15/27 .................. 565 557,239
4.25% , 06/15/28 .................. 700 699,727
1.70% , 10/01/28 .................. 875 808,287
4.50% , 06/15/30 .................. 805 806,354
2.10% , 10/01/31 .................. 768 669,786
5.05% , 04/01/34 .................. 515 524,281
2.80% , 10/01/41 .................. 545 394,595
5.30% , 12/15/45 .................. 440 424,973
2.95% , 10/01/51 .................. 1,115 718,124
5.30% , 04/01/54 .................. 575 552,087
Applied Materials, Inc.
3.30% , 04/01/27 .................. 1,504 1,482,050
4.80% , 06/15/29 .................. 730 743,530
1.75% , 06/01/30 .................. 910 806,791
5.10% , 10/01/35 .................. 652 667,316
5.85% , 06/15/41 .................. 731 768,127
4.35% , 04/01/47 .................. 1,061 905,560
2.75% , 06/01/50 .................. 842 526,582
Broadcom Corp.
3.88% , 01/15/27 .................. 2,349 2,329,450
3.50% , 01/15/28 .................. 1,030 1,007,816
Broadcom, Inc.
3.46% , 09/15/26 .................. 743 735,751
5.05% , 07/12/27 .................. 1,605 1,624,351
1.95% , 02/15/28
(d)
................. 779 734,164
4.15% , 02/15/28 .................. 920 914,833
4.80% , 04/15/28 .................. 820 828,967
4.11% , 09/15/28 .................. 1,020 1,011,142
4.00% , 04/15/29
(d)
................. 1,275 1,255,070
4.75% , 04/15/29 .................. 1,046 1,055,077
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
5.05% , 07/12/29 .................. USD 1,135 $ 1,157,653
4.35% , 02/15/30 .................. 1,110 1,102,062
5.00% , 04/15/30 .................. 255 259,742
5.05% , 04/15/30 .................. 575 587,175
4.60% , 07/15/30 .................. 1,390 1,390,484
4.15% , 11/15/30 .................. 1,761 1,723,583
2.45% , 02/15/31
(d)
................. 2,520 2,248,530
5.15% , 11/15/31 .................. 1,945 1,989,502
4.55% , 02/15/32 .................. 1,085 1,070,803
4.15% , 04/15/32
(d)
................. 1,185 1,137,815
5.20% , 04/15/32 .................. 590 605,440
4.90% , 07/15/32 .................. 1,610 1,616,697
4.30% , 11/15/32 .................. 1,814 1,754,909
2.60% , 02/15/33
(d)
................. 1,750 1,497,073
3.42% , 04/15/33
(d)
................. 2,281 2,063,750
3.47% , 04/15/34
(d)
................. 3,155 2,804,529
4.80% , 10/15/34 .................. 1,615 1,584,044
5.20% , 07/15/35 .................. 1,815 1,823,637
3.14% , 11/15/35
(d)
................. 3,120 2,621,033
3.19% , 11/15/36
(d)
................. 2,670 2,203,728
4.93% , 05/15/37
(d)
................. 2,600 2,510,421
3.50% , 02/15/41
(d)
................. 2,919 2,308,099
3.75% , 02/15/51
(d)
................. 1,818 1,362,217
Entegris, Inc.
(d)
4.38% , 04/15/28 .................. 440 428,328
4.75% , 04/15/29 .................. 1,155 1,131,151
3.63% , 05/01/29 .................. 410 384,569
5.95% , 06/15/30 .................. 843 850,346
Foundry JV Holdco LLC
(d)
5.90% , 01/25/30 .................. 335 349,553
5.50% , 01/25/31 .................. 1,200 1,224,643
6.15% , 01/25/32 .................. 660 690,990
5.90% , 01/25/33 .................. 865 889,505
5.88% , 01/25/34 .................. 1,115 1,126,915
6.25% , 01/25/35 .................. 1,225 1,275,455
6.10% , 01/25/36 .................. 1,200 1,229,635
6.20% , 01/25/37 .................. 1,210 1,242,555
6.40% , 01/25/38 .................. 425 441,459
6.30% , 01/25/39 .................. 795 819,701
Intel Corp.
3.75% , 03/25/27 .................. 1,085 1,070,199
3.15% , 05/11/27 .................. 1,205 1,175,352
3.75% , 08/05/27 .................. 780 768,338
4.88% , 02/10/28 .................. 1,820 1,833,139
1.60% , 08/12/28 .................. 840 770,234
4.00% , 08/05/29 .................. 580 564,427
2.45% , 11/15/29 .................. 1,989 1,809,360
5.13% , 02/10/30 .................. 1,360 1,380,251
3.90% , 03/25/30 .................. 1,379 1,326,999
5.00% , 02/21/31 .................. 725 730,952
2.00% , 08/12/31 .................. 1,004 853,442
4.15% , 08/05/32 .................. 970 911,845
4.00% , 12/15/32 .................. 736 683,087
5.20% , 02/10/33
(c)
................. 2,145 2,145,592
5.15% , 02/21/34
(c)
................. 925 915,099
4.60% , 03/25/40 .................. 830 711,540
2.80% , 08/12/41 .................. 950 624,820
4.80% , 10/01/41 .................. 835 713,838
4.25% , 12/15/42 .................. 862 678,358
5.63% , 02/10/43 .................. 970 903,252
4.90% , 07/29/45 .................. 845 702,375
4.10% , 05/19/46 .................. 1,380 1,008,754
4.10% , 05/11/47 .................. 1,153 837,288
3.73% , 12/08/47 .................. 2,001 1,366,750
3.25% , 11/15/49 .................. 2,098 1,281,183

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
4.75% , 03/25/50 .................. USD 2,165 $ 1,714,022
3.05% , 08/12/51 .................. 1,233 712,097
4.90% , 08/05/52 .................. 1,140 913,184
5.70% , 02/10/53 .................. 1,945 1,751,678
5.60% , 02/21/54 .................. 760 674,548
3.10% , 02/15/60 .................. 760 407,454
4.95% , 03/25/60 .................. 1,025 802,057
3.20% , 08/12/61 .................. 825 449,475
5.05% , 08/05/62 .................. 930 729,415
5.90% , 02/10/63 .................. 1,305 1,184,109
Kioxia Holdings Corp.
(d)
6.25% , 07/24/30 .................. 300 298,965
6.63% , 07/24/33 .................. 200 198,275
KLA Corp.
4.10% , 03/15/29 .................. 1,044 1,037,844
4.65% , 07/15/32 .................. 715 715,921
4.70% , 02/01/34 .................. 325 323,069
5.00% , 03/15/49 .................. 501 461,578
3.30% , 03/01/50 .................. 865 597,870
4.95% , 07/15/52 .................. 1,495 1,356,005
5.25% , 07/15/62 .................. 815 761,988
Lam Research Corp.
4.00% , 03/15/29 .................. 1,285 1,273,269
1.90% , 06/15/30 .................. 863 767,930
4.88% , 03/15/49 .................. 756 684,983
2.88% , 06/15/50 .................. 759 486,449
3.13% , 06/15/60 .................. 490 303,202
Marvell Technology, Inc.
2.45% , 04/15/28 .................. 686 651,713
4.88% , 06/22/28 .................. 674 679,916
5.75% , 02/15/29 .................. 670 695,593
4.75% , 07/15/30 .................. 415 415,285
2.95% , 04/15/31 .................. 732 663,286
5.95% , 09/15/33 .................. 420 442,919
5.45% , 07/15/35 .................. 375 378,196
Microchip Technology, Inc.
4.90% , 03/15/28 .................. 690 695,178
5.05% , 03/15/29 .................. 590 596,455
5.05% , 02/15/30 .................. 565 571,387
Micron Technology, Inc.
5.38% , 04/15/28 .................. 710 727,810
5.33% , 02/06/29 .................. 891 908,765
6.75% , 11/01/29 .................. 1,275 1,371,478
4.66% , 02/15/30 .................. 857 853,032
5.30% , 01/15/31 .................. 930 948,439
2.70% , 04/15/32 .................. 970 840,603
5.65% , 11/01/32 .................. 135 139,518
5.88% , 02/09/33 .................. 690 717,375
5.88% , 09/15/33 .................. 890 927,233
5.80% , 01/15/35 .................. 575 589,565
6.05% , 11/01/35 .................. 640 666,589
3.37% , 11/01/41 .................. 645 476,857
3.48% , 11/01/51 .................. 585 398,050
NVIDIA Corp.
3.20% , 09/16/26 .................. 1,165 1,152,018
1.55% , 06/15/28 .................. 1,180 1,101,485
2.85% , 04/01/30 .................. 1,622 1,532,251
2.00% , 06/15/31 .................. 1,429 1,260,840
3.50% , 04/01/40 .................. 1,189 998,031
3.50% , 04/01/50 .................. 1,778 1,331,134
3.70% , 04/01/60 .................. 820 603,968
NXP BV
3.15% , 05/01/27 .................. 779 761,139
4.40% , 06/01/27 .................. 265 264,483
5.55% , 12/01/28 .................. 652 671,499
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
4.30% , 06/18/29 .................. USD 1,128 $ 1,115,952
3.40% , 05/01/30 .................. 977 924,221
2.50% , 05/11/31 .................. 1,090 962,160
2.65% , 02/15/32 .................. 855 745,736
5.00% , 01/15/33 .................. 660 657,989
3.25% , 05/11/41 .................. 910 668,104
3.13% , 02/15/42 .................. 705 504,601
3.25% , 11/30/51 .................. 625 402,096
ON Semiconductor Corp., 3.88%, 09/01/28
(d)
. 675 651,417
Qorvo, Inc.
4.38% , 10/15/29 .................. 957 928,242
3.38% , 04/01/31
(d)
................. 780 699,942
QUALCOMM, Inc.
3.25% , 05/20/27 .................. 1,513 1,489,963
1.30% , 05/20/28 .................. 1,288 1,194,724
2.15% , 05/20/30 .................. 1,308 1,185,156
4.50% , 05/20/30 .................. 475 477,306
1.65% , 05/20/32 .................. 756 628,360
4.25% , 05/20/32 .................. 795 782,998
4.75% , 05/20/32 .................. 475 478,647
5.40% , 05/20/33 .................. 655 686,934
4.65% , 05/20/35 .................. 970 957,539
5.00% , 05/20/35 .................. 475 475,615
4.80% , 05/20/45 .................. 1,390 1,261,924
4.30% , 05/20/47 .................. 1,615 1,341,980
3.25% , 05/20/50 .................. 990 678,466
4.50% , 05/20/52 .................. 1,080 908,109
6.00% , 05/20/53 .................. 1,055 1,107,021
Renesas Electronics Corp., 2.17%, 11/25/26
(d)
925 893,829
SK Hynix, Inc.
(e)
6.38% , 01/17/28
(c)
................. 1,700 1,765,184
5.50% , 01/16/29
(c)
................. 800 820,484
2.38% , 01/19/31 .................. 1,000 884,898
6.50% , 01/17/33
(c)
................. 700 756,488
Skyworks Solutions, Inc., 3.00%, 06/01/31 .. 520 458,588
Synaptics, Inc., 4.00%, 06/15/29
(c) (d)
....... 390 367,773
Texas Instruments, Inc.
1.13% , 09/15/26 .................. 490 473,705
4.60% , 02/08/27 .................. 575 578,426
2.90% , 11/03/27 .................. 895 870,213
4.60% , 02/15/28 .................. 1,012 1,023,514
4.60% , 02/08/29
(c)
................. 475 480,366
2.25% , 09/04/29 .................. 1,004 928,367
1.75% , 05/04/30 .................. 942 838,069
4.50% , 05/23/30 .................. 505 507,286
1.90% , 09/15/31 .................. 675 584,702
3.65% , 08/16/32 .................. 665 625,550
4.90% , 03/14/33 .................. 665 674,849
4.85% , 02/08/34 .................. 325 328,224
5.10% , 05/23/35 .................. 475 481,373
3.88% , 03/15/39 .................. 1,137 991,757
4.15% , 05/15/48 .................. 1,740 1,419,482
2.70% , 09/15/51 .................. 781 472,312
4.10% , 08/16/52 .................. 325 255,807
5.00% , 03/14/53 .................. 825 756,274
5.15% , 02/08/54 .................. 360 337,978
5.05% , 05/18/63 .................. 890 805,723
TSMC Arizona Corp.
1.75% , 10/25/26 .................. 1,295 1,252,375
3.88% , 04/22/27 .................. 1,215 1,204,450
4.13% , 04/22/29 .................. 265 263,033
2.50% , 10/25/31 .................. 815 730,177
4.25% , 04/22/32
(c)
................. 655 644,207
3.13% , 10/25/41 .................. 1,710 1,337,808
3.25% , 10/25/51 .................. 1,010 736,902

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
4.50% , 04/22/52
(c)
................. USD 565 $ 514,006
TSMC Global Ltd.
(e)
4.38% , 07/22/27 .................. 200 199,762
1.00% , 09/28/27 .................. 800 743,392
1.75% , 04/23/28 .................. 800 745,392
1.38% , 09/28/30 .................. 1,600 1,378,766
2.25% , 04/23/31 .................. 1,400 1,246,952
4.63% , 07/22/32
(c)
................. 400 401,929
Xilinx, Inc., 2.38%, 06/01/30 ........... 976 891,622
199,460,872
Software — 0.6%
Adobe, Inc.
2.15% , 02/01/27 .................. 934 907,199
4.85% , 04/04/27 .................. 587 593,712
4.75% , 01/17/28 .................. 90 91,274
4.80% , 04/04/29 .................. 505 515,301
4.95% , 01/17/30 .................. 80 82,180
2.30% , 02/01/30 .................. 1,651 1,515,372
4.95% , 04/04/34 .................. 520 527,637
AppLovin Corp.
5.13% , 12/01/29 .................. 865 874,946
5.38% , 12/01/31 .................. 380 386,855
5.50% , 12/01/34 .................. 695 703,049
5.95% , 12/01/54 .................. 345 335,565
AthenaHealth Group, Inc., 6.50%, 02/15/30
(d)
. 2,340 2,300,479
Atlassian Corp.
5.25% , 05/15/29 .................. 635 647,649
5.50% , 05/15/34 .................. 370 375,485
Autodesk, Inc.
3.50% , 06/15/27 .................. 835 821,874
2.85% , 01/15/30 .................. 832 775,986
2.40% , 12/15/31 .................. 475 414,166
5.30% , 06/15/35 .................. 375 379,924
Cadence Design Systems, Inc.
4.20% , 09/10/27 .................. 330 329,701
4.30% , 09/10/29 .................. 735 732,587
4.70% , 09/10/34 .................. 330 325,000
Camelot Finance SA, 4.50%, 11/01/26
(d)
.... 199 196,413
Capstone Borrower, Inc., 8.00%, 06/15/30
(d)
.. 705 733,739
Castle US Holding Corp., 10.00%, 06/30/31
(d)
. 205 76,942
Central Parent LLC, 8.00%, 06/15/29
(d)
..... 775 657,406
Central Parent, Inc., 7.25%, 06/15/29
(d)
..... 830 683,965
Clarivate Science Holdings Corp.
(d)
3.88% , 07/01/28 .................. 895 857,006
4.88% , 07/01/29 .................. 930 872,277
Cloud Software Group, Inc.
(d)
6.50% , 03/31/29 .................. 3,835 3,873,290
9.00% , 09/30/29 .................. 3,660 3,787,648
8.25% , 06/30/32 .................. 1,760 1,874,479
Consensus Cloud Solutions, Inc.
(d)
6.00% , 10/15/26 .................. 275 273,786
6.50% , 10/15/28 .................. 425 422,839
Constellation Software, Inc.
(d)
5.16% , 02/16/29 .................. 525 533,177
5.46% , 02/16/34 .................. 505 511,615
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 712 666,587
Dye & Durham Ltd., 8.63%, 04/15/29
(d)
..... 565 588,754
Elastic NV, 4.13%, 07/15/29
(d)
.......... 565 537,255
Ellucian Holdings, Inc., 6.50%, 12/01/29
(d)
... 825 836,565
Fair Isaac Corp.
(d)
5.25% , 05/15/26 .................. 205 204,749
4.00% , 06/15/28 .................. 955 922,901
6.00% , 05/15/33 .................. 1,280 1,288,166
Fortinet, Inc., 2.20%, 03/15/31 .......... 592 520,346
Security
Par (000)
Par (000) Value
Software (continued)
Gen Digital, Inc.
(d)
6.75% , 09/30/27 .................. USD 965 $ 981,526
7.13% , 09/30/30 .................. 730 754,124
6.25% , 04/01/33 .................. 590 601,599
GoTo Group, Inc.
5.50% , 05/01/28
(d)
................. 770 481,511
Helios Software Holdings, Inc.
(d)
4.63% , 05/01/28 .................. 410 387,112
8.75% , 05/01/29 .................. 710 724,493
Intuit, Inc.
5.25% , 09/15/26 .................. 140 141,302
1.35% , 07/15/27 .................. 1,059 1,003,966
5.13% , 09/15/28 .................. 520 533,569
1.65% , 07/15/30 .................. 801 704,242
5.20% , 09/15/33 .................. 1,140 1,174,076
5.50% , 09/15/53 .................. 1,375 1,358,906
McAfee Corp., 7.38%, 02/15/30
(d)
........ 1,996 1,852,478
Microsoft Corp.
2.40% , 08/08/26 .................. 3,437 3,375,342
3.40% , 09/15/26 .................. 1,165 1,155,888
3.30% , 02/06/27 .................. 3,685 3,644,037
3.40% , 06/15/27 .................. 1,290 1,280,108
1.35% , 09/15/30 .................. 768 671,893
3.50% , 02/12/35 .................. 1,499 1,392,349
4.20% , 11/03/35 .................. 595 585,855
3.45% , 08/08/36 .................. 2,106 1,878,656
4.10% , 02/06/37 .................. 933 889,069
5.20% , 06/01/39 .................. 815 846,795
4.50% , 10/01/40 .................. 750 716,741
5.30% , 02/08/41 .................. 1,120 1,153,813
3.50% , 11/15/42 .................. 713 573,299
3.75% , 02/12/45 .................. 645 533,904
4.45% , 11/03/45 .................. 1,235 1,118,017
3.70% , 08/08/46 .................. 1,725 1,382,868
4.25% , 02/06/47 .................. 1,000 880,014
4.50% , 06/15/47 .................. 551 495,614
2.53% , 06/01/50 .................. 5,968 3,676,005
2.50% , 09/15/50 .................. 1,694 1,028,278
2.92% , 03/17/52 .................. 5,297 3,497,369
4.00% , 02/12/55 .................. 460 369,270
4.75% , 11/03/55 .................. —
(l)
90
3.95% , 08/08/56 .................. 425 333,793
4.50% , 02/06/57 .................. 1,090 968,592
2.68% , 06/01/60 .................. 3,299 1,919,731
3.04% , 03/17/62 .................. 1,719 1,087,381
NCR Voyix Corp.
(d)
5.00% , 10/01/28 .................. 645 634,226
5.13% , 04/15/29 .................. 381 373,393
Open Text Corp.
(d)
6.90% , 12/01/27 .................. 1,110 1,146,227
3.88% , 02/15/28 .................. 885 852,618
3.88% , 12/01/29 .................. 850 795,580
Open Text Holdings, Inc.
(d)
4.13% , 02/15/30 .................. 820 767,448
4.13% , 12/01/31 .................. 633 576,399
Oracle Corp.
2.80% , 04/01/27 .................. 1,640 1,595,482
3.25% , 11/15/27 .................. 2,819 2,743,821
2.30% , 03/25/28 .................. 1,556 1,473,018
4.50% , 05/06/28 .................. 695 696,661
4.80% , 08/03/28 .................. 1,500 1,516,011
4.20% , 09/27/29 .................. 1,810 1,788,770
6.15% , 11/09/29 .................. 1,290 1,367,776
2.95% , 04/01/30 .................. 2,920 2,716,973
4.65% , 05/06/30 .................. 630 632,200

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
3.25% , 05/15/30 .................. USD 637 $ 600,172
2.88% , 03/25/31 .................. 3,149 2,854,696
5.25% , 02/03/32 .................. 1,100 1,123,330
6.25% , 11/09/32 .................. 1,855 1,996,152
4.90% , 02/06/33 .................. 1,275 1,270,552
4.30% , 07/08/34 .................. 1,603 1,505,150
4.70% , 09/27/34 .................. 2,430 2,333,784
3.90% , 05/15/35 .................. 1,520 1,362,701
5.50% , 08/03/35 .................. 1,780 1,804,517
3.85% , 07/15/36 .................. 1,209 1,053,799
3.80% , 11/15/37 .................. 1,667 1,413,532
6.50% , 04/15/38 .................. 1,237 1,331,609
6.13% , 07/08/39 .................. 1,183 1,234,290
3.60% , 04/01/40 .................. 2,649 2,088,474
5.38% , 07/15/40 .................. 2,120 2,038,655
3.65% , 03/25/41 .................. 2,009 1,572,486
4.50% , 07/08/44 .................. 1,076 896,780
4.13% , 05/15/45 .................. 1,958 1,540,374
4.00% , 07/15/46 .................. 2,881 2,197,673
4.00% , 11/15/47 .................. 2,150 1,629,530
3.60% , 04/01/50 .................. 4,415 3,034,311
3.95% , 03/25/51 .................. 3,214 2,332,829
6.90% , 11/09/52 .................. 2,415 2,642,958
5.55% , 02/06/53 .................. 2,233 2,063,454
5.38% , 09/27/54 .................. 1,635 1,472,313
4.38% , 05/15/55 .................. 1,180 905,705
6.00% , 08/03/55 .................. 1,725 1,690,746
3.85% , 04/01/60 .................. 3,405 2,294,369
4.10% , 03/25/61 .................. 1,508 1,063,495
5.50% , 09/27/64 .................. 1,110 991,113
6.13% , 08/03/65 .................. 1,125 1,103,592
Pagaya US Holdings Co. LLC, 8.88%,
08/01/30
(d)
..................... 200 198,628
PTC, Inc., 4.00%, 02/15/28
(d)
........... 474 461,773
Rackspace Finance LLC, 3.50%, 05/15/28
(c) (d)
346 163,737
RingCentral, Inc., 8.50%, 08/15/30
(c) (d)
..... 410 437,162
Rocket Software, Inc.
(d)
9.00% , 11/28/28 .................. 790 815,209
6.50% , 02/15/29 .................. 600 583,204
Roper Technologies, Inc.
3.80% , 12/15/26 .................. 889 880,982
1.40% , 09/15/27 .................. 1,230 1,156,420
4.20% , 09/15/28 .................. 566 561,833
2.95% , 09/15/29 .................. 913 858,589
4.50% , 10/15/29 .................. 670 667,933
2.00% , 06/30/30 .................. 677 599,165
1.75% , 02/15/31 .................. 991 847,221
4.75% , 02/15/32 .................. 465 462,736
4.90% , 10/15/34 .................. 905 888,645
Salesforce, Inc.
3.70% , 04/11/28 .................. 1,624 1,607,712
1.50% , 07/15/28 .................. 1,160 1,078,517
1.95% , 07/15/31 .................. 1,025 894,890
2.70% , 07/15/41 .................. 1,495 1,067,799
2.90% , 07/15/51 .................. 1,770 1,124,970
3.05% , 07/15/61
(c)
................. 1,420 865,005
ServiceNow, Inc., 1.40%, 09/01/30 ....... 1,775 1,533,571
SS&C Technologies, Inc.
(d)
5.50% , 09/30/27 .................. 1,998 1,998,101
6.50% , 06/01/32 .................. 740 761,626
Synopsys, Inc.
4.55% , 04/01/27 .................. 1,395 1,396,784
4.65% , 04/01/28 .................. 745 750,160
4.85% , 04/01/30 .................. 1,705 1,724,267
5.00% , 04/01/32 .................. 1,550 1,564,643
Security
Par (000)
Par (000) Value
Software (continued)
5.15% , 04/01/35 .................. USD 2,400 $ 2,407,058
5.70% , 04/01/55 .................. 455 448,820
UKG, Inc., 6.88%, 02/01/31
(d)
........... 2,389 2,455,098
VMware LLC
1.40% , 08/15/26 .................. 745 721,691
4.65% , 05/15/27 .................. 643 644,980
3.90% , 08/21/27 .................. 1,267 1,252,278
1.80% , 08/15/28 .................. 805 743,809
4.70% , 05/15/30 .................. 871 870,851
2.20% , 08/15/31 .................. 1,315 1,138,374
Workday, Inc.
3.50% , 04/01/27 .................. 895 880,845
3.70% , 04/01/29 .................. 890 867,324
3.80% , 04/01/32 .................. 740 694,944
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(d)
680 639,252
191,545,871
Specialized REITs — 0.2%
American Tower Corp.
1.45% , 09/15/26 .................. 630 608,471
3.38% , 10/15/26 .................. 1,020 1,006,196
2.75% , 01/15/27 .................. 630 614,382
3.13% , 01/15/27 .................. 507 496,650
3.65% , 03/15/27 .................. 760 749,188
3.55% , 07/15/27 .................. 1,014 996,690
3.60% , 01/15/28 .................. 979 960,275
1.50% , 01/31/28 .................. 920 855,940
5.50% , 03/15/28 .................. 871 892,792
5.25% , 07/15/28 .................. 870 889,605
5.80% , 11/15/28 .................. 985 1,022,156
5.20% , 02/15/29 .................. 595 606,959
3.95% , 03/15/29 .................. 582 569,411
3.80% , 08/15/29 .................. 1,497 1,453,102
2.90% , 01/15/30 .................. 669 621,675
5.00% , 01/31/30 .................. 370 375,611
4.90% , 03/15/30 .................. 1,000 1,009,698
2.10% , 06/15/30 .................. 851 754,994
1.88% , 10/15/30 .................. 787 682,883
2.70% , 04/15/31 .................. 775 693,310
2.30% , 09/15/31 .................. 750 649,869
4.05% , 03/15/32
(c)
................. 689 660,468
5.65% , 03/15/33 .................. 945 979,768
5.55% , 07/15/33 .................. 940 968,660
5.90% , 11/15/33 .................. 765 805,645
5.45% , 02/15/34 .................. 645 660,463
5.40% , 01/31/35 .................. 530 539,200
5.35% , 03/15/35 .................. 495 502,636
3.70% , 10/15/49 .................. 556 403,142
3.10% , 06/15/50 .................. 897 582,081
2.95% , 01/15/51 .................. 1,145 719,188
Crown Castle, Inc.
4.00% , 03/01/27 .................. 697 690,880
2.90% , 03/15/27 .................. 890 866,192
3.65% , 09/01/27 .................. 1,224 1,201,761
5.00% , 01/11/28 .................. 1,200 1,210,019
3.80% , 02/15/28 .................. 1,042 1,021,085
4.80% , 09/01/28 .................. 800 803,563
4.30% , 02/15/29 .................. 660 650,775
5.60% , 06/01/29 .................. 735 757,783
4.90% , 09/01/29 .................. 535 538,526
3.10% , 11/15/29 .................. 687 645,218
3.30% , 07/01/30 .................. 857 803,727
2.25% , 01/15/31 .................. 970 847,338
2.10% , 04/01/31 .................. 957 823,450
2.50% , 07/15/31 .................. 780 682,110

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
5.10% , 05/01/33 .................. USD 745 $ 740,848
5.80% , 03/01/34 .................. 800 830,745
5.20% , 09/01/34 .................. 760 753,079
2.90% , 04/01/41 .................. 1,085 775,149
4.75% , 05/15/47 .................. 429 368,493
5.20% , 02/15/49 .................. 494 443,104
4.00% , 11/15/49 .................. 690 514,606
4.15% , 07/01/50 .................. 410 313,942
3.25% , 01/15/51 .................. 846 554,390
CubeSmart LP
3.13% , 09/01/26 .................. 340 334,331
2.25% , 12/15/28 .................. 935 868,523
4.38% , 02/15/29 .................. 77 76,205
3.00% , 02/15/30 .................. 160 148,666
2.00% , 02/15/31 .................. 160 138,050
2.50% , 02/15/32 .................. 695 601,743
EPR Properties
4.75% , 12/15/26 .................. 415 413,708
4.50% , 06/01/27 .................. 600 595,225
4.95% , 04/15/28 .................. 270 269,873
3.75% , 08/15/29 .................. 575 546,696
3.60% , 11/15/31 .................. 450 406,514
Equinix, Inc.
2.90% , 11/18/26 .................. 701 686,327
1.80% , 07/15/27 .................. 725 689,100
1.55% , 03/15/28 .................. 600 557,344
2.00% , 05/15/28 .................. 574 536,744
3.20% , 11/18/29 .................. 1,131 1,067,994
2.15% , 07/15/30 .................. 1,338 1,190,009
2.50% , 05/15/31 .................. 620 549,201
3.90% , 04/15/32 .................. 790 745,359
3.00% , 07/15/50 .................. 622 390,062
2.95% , 09/15/51 .................. 555 338,846
3.40% , 02/15/52 .................. 550 366,503
Extra Space Storage LP
3.88% , 12/15/27 .................. 735 723,414
5.70% , 04/01/28 .................. 679 697,941
3.90% , 04/01/29 .................. 65 63,590
4.00% , 06/15/29 .................. 463 453,867
5.50% , 07/01/30 .................. 960 992,678
2.20% , 10/15/30 .................. 455 402,615
5.90% , 01/15/31 .................. 400 420,452
2.55% , 06/01/31 .................. 590 521,840
2.40% , 10/15/31 .................. 630 545,029
2.35% , 03/15/32 .................. 645 548,869
5.40% , 02/01/34 .................. 600 606,558
5.35% , 01/15/35 .................. 275 275,752
5.40% , 06/15/35 .................. 490 490,033
Iron Mountain, Inc.
(d)
4.88% , 09/15/27 .................. 1,052 1,044,161
5.25% , 03/15/28 .................. 825 820,804
5.00% , 07/15/28 .................. 520 513,537
7.00% , 02/15/29 .................. 960 986,713
4.88% , 09/15/29 .................. 945 924,209
5.25% , 07/15/30 .................. 1,185 1,164,694
4.50% , 02/15/31 .................. 985 931,791
5.63% , 07/15/32 .................. 650 641,190
6.25% , 01/15/33 .................. 1,030 1,047,268
Public Storage Operating Co.
1.50% , 11/09/26 .................. 795 767,158
3.09% , 09/15/27 .................. 785 766,028
1.85% , 05/01/28 .................. 825 772,576
1.95% , 11/09/28 .................. 680 631,481
5.13% , 01/15/29 .................. 660 676,952
3.39% , 05/01/29 .................. 580 560,646
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
4.38% , 07/01/30 .................. USD 490 $ 487,018
2.30% , 05/01/31 .................. 650 575,404
2.25% , 11/09/31 .................. 650 566,601
5.10% , 08/01/33 .................. 615 627,952
5.00% , 07/01/35 .................. 380 375,688
5.35% , 08/01/53 .................. 1,000 954,214
SBA Communications Corp.
3.88% , 02/15/27 .................. 1,550 1,522,391
3.13% , 02/01/29 .................. 1,525 1,421,346
Weyerhaeuser Co.
6.95% , 10/01/27 .................. 362 379,088
4.00% , 11/15/29 .................. 813 795,715
4.00% , 04/15/30 .................. 993 967,106
7.38% , 03/15/32 .................. 741 838,326
3.38% , 03/09/33 .................. 345 307,993
4.00% , 03/09/52 .................. 550 414,823
80,910,425
Specialty Retail — 0.4%
Academy Ltd., 6.00%, 11/15/27
(d)
........ 405 405,261
Advance Auto Parts, Inc.
1.75% , 10/01/27 .................. 330 303,889
5.95% , 03/09/28
(c)
................. 325 326,512
3.90% , 04/15/30 .................. 503 455,859
7.00% , 08/01/30
(d)
................. 315 316,618
3.50% , 03/15/32 .................. 340 290,350
7.38% , 08/01/33
(d)
................. 345 346,566
Arko Corp., 5.13%, 11/15/29
(c) (d)
......... 470 385,355
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 401 393,486
4.63% , 11/15/29
(d)
................. 810 777,419
4.75% , 03/01/30 .................. 443 425,576
5.00% , 02/15/32
(d)
................. 595 563,238
AutoNation, Inc.
3.80% , 11/15/27 .................. 715 701,822
1.95% , 08/01/28 .................. 431 399,766
4.75% , 06/01/30 .................. 696 689,960
2.40% , 08/01/31 .................. 545 467,793
3.85% , 03/01/32 .................. 565 519,613
5.89% , 03/15/35 .................. 135 136,679
AutoZone, Inc.
3.75% , 06/01/27 .................. 503 497,257
4.50% , 02/01/28 .................. 575 576,773
6.25% , 11/01/28 .................. 460 485,097
3.75% , 04/18/29 .................. 405 394,730
5.10% , 07/15/29 .................. 580 592,869
4.00% , 04/15/30 .................. 863 840,881
5.13% , 06/15/30 .................. 255 260,611
1.65% , 01/15/31 .................. 798 681,503
4.75% , 08/01/32 .................. 735 729,452
4.75% , 02/01/33 .................. 670 660,181
5.20% , 08/01/33 .................. 230 232,046
6.55% , 11/01/33 .................. 525 578,234
5.40% , 07/15/34 .................. 655 668,539
Bath & Body Works, Inc.
6.69% , 01/15/27 .................. 320 327,987
5.25% , 02/01/28 .................. 445 445,889
7.50% , 06/15/29 .................. 465 476,228
6.63% , 10/01/30
(d)
................. 890 911,365
6.95% , 03/01/33 .................. 315 323,650
6.88% , 11/01/35 .................. 811 834,546
6.75% , 07/01/36 .................. 606 613,954
7.60% , 07/15/37 .................. 215 219,236
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(d) (h)
.. 465 464,921

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Best Buy Co., Inc.
4.45% , 10/01/28 .................. USD 631 $ 630,450
1.95% , 10/01/30 .................. 895 783,878
Carvana Co.
(d)(h)
9.00% , ( 9.00 % Cash or 12.00 % PIK),
12/01/28 ..................... 708 725,070
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 1,688 1,765,504
0.00% , ( 0.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 2,132 2,396,276
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(d)
665 702,989
Dick's Sporting Goods, Inc.
3.15% , 01/15/32
(c)
................. 760 682,374
4.10% , 01/15/52 .................. 900 642,047
eG Global Finance plc, 12.00%, 11/30/28
(d)
.. 1,105 1,222,656
Evergreen Acqco 1 LP, 9.75%, 04/26/28
(d)
... 352 366,505
Foot Locker, Inc., 4.00%, 10/01/29
(c) (d)
..... 415 391,542
Gap, Inc. (The)
(d)
3.63% , 10/01/29 .................. 785 723,352
3.88% , 10/01/31 .................. 780 693,066
Global Auto Holdings Ltd.
(d)
8.38% , 01/15/29 .................. 530 493,590
11.50% , 08/15/29 ................. 475 473,514
8.75% , 01/15/32 .................. 590 521,320
Group 1 Automotive, Inc.
(d)
4.00% , 08/15/28 .................. 740 713,102
6.38% , 01/15/30 .................. 515 525,437
GYP Holdings III Corp., 4.63%, 05/01/29
(d)
... 372 376,006
Home Depot, Inc. (The)
2.13% , 09/15/26 .................. 535 522,589
4.95% , 09/30/26 .................. 800 806,041
2.50% , 04/15/27 .................. 900 875,378
2.88% , 04/15/27 .................. 940 919,625
4.88% , 06/25/27 .................. 995 1,007,039
2.80% , 09/14/27 .................. 1,208 1,173,644
0.90% , 03/15/28 .................. 550 506,472
1.50% , 09/15/28 .................. 1,055 973,592
3.90% , 12/06/28 .................. 1,180 1,171,708
4.90% , 04/15/29 .................. 540 551,686
2.95% , 06/15/29 .................. 2,038 1,943,739
4.75% , 06/25/29 .................. 1,400 1,422,513
2.70% , 04/15/30 .................. 1,483 1,379,394
1.38% , 03/15/31 .................. 1,450 1,226,264
4.85% , 06/25/31 .................. 1,060 1,080,784
1.88% , 09/15/31 .................. 935 802,480
3.25% , 04/15/32 .................. 1,610 1,483,874
4.50% , 09/15/32 .................. 855 854,063
4.95% , 06/25/34 .................. 1,580 1,593,234
5.88% , 12/16/36 .................. 3,059 3,268,599
3.30% , 04/15/40 .................. 1,286 1,020,007
5.40% , 09/15/40 .................. 573 575,518
5.95% , 04/01/41 .................. 642 674,164
4.20% , 04/01/43 .................. 982 831,339
4.88% , 02/15/44 .................. 1,073 986,352
4.40% , 03/15/45 .................. 1,081 926,220
4.25% , 04/01/46 .................. 1,454 1,210,692
3.90% , 06/15/47 .................. 1,163 909,036
4.50% , 12/06/48 .................. 1,483 1,265,558
3.13% , 12/15/49 .................. 1,335 894,750
3.35% , 04/15/50 .................. 1,456 1,016,625
2.38% , 03/15/51 .................. 1,303 733,300
2.75% , 09/15/51 .................. 853 520,585
3.63% , 04/15/52 .................. 1,510 1,092,954
4.95% , 09/15/52 .................. 1,065 964,223
5.30% , 06/25/54 .................. 1,425 1,356,603
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
3.50% , 09/15/56 .................. USD 825 $ 569,135
5.40% , 06/25/64 .................. 145 138,364
InRetail Consumer, 3.25%, 03/22/28
(e)
..... 600 573,403
JMH Co. Ltd.
(e)
2.50% , 04/09/31 .................. 800 715,541
2.88% , 04/09/36 .................. 400 325,732
Ken Garff Automotive LLC, 4.88%, 09/15/28
(d)
425 413,770
LBM Acquisition LLC, 6.25%, 01/15/29
(d)
.... 760 667,100
LCM Investments Holdings II LLC
(d)
4.88% , 05/01/29 .................. 932 905,766
8.25% , 08/01/31 .................. 845 893,415
Lithia Motors, Inc.
(d)
4.63% , 12/15/27 .................. 420 413,750
3.88% , 06/01/29 .................. 740 699,377
4.38% , 01/15/31 .................. 560 526,196
Lowe's Cos., Inc.
3.35% , 04/01/27 .................. 605 594,825
3.10% , 05/03/27 .................. 1,423 1,391,916
1.30% , 04/15/28 .................. 1,130 1,044,156
1.70% , 09/15/28 .................. 1,145 1,055,986
6.50% , 03/15/29 .................. 380 406,161
3.65% , 04/05/29 .................. 1,483 1,443,880
4.50% , 04/15/30 .................. 1,408 1,412,738
1.70% , 10/15/30 .................. 1,515 1,312,997
2.63% , 04/01/31 .................. 990 889,014
3.75% , 04/01/32 .................. 1,885 1,770,454
5.00% , 04/15/33 .................. 1,280 1,288,602
5.15% , 07/01/33
(c)
................. 585 593,498
5.50% , 10/15/35 .................. 250 256,318
5.00% , 04/15/40 .................. 383 357,569
2.80% , 09/15/41 .................. 1,020 708,894
4.65% , 04/15/42 .................. 545 480,211
4.38% , 09/15/45 .................. 465 380,496
3.70% , 04/15/46 .................. 1,090 802,913
4.05% , 05/03/47 .................. 1,423 1,098,439
4.55% , 04/05/49 .................. 650 529,411
5.13% , 04/15/50 .................. 468 416,515
3.00% , 10/15/50 .................. 1,769 1,095,523
3.50% , 04/01/51 .................. 405 274,509
4.25% , 04/01/52 .................. 1,495 1,157,022
5.63% , 04/15/53 .................. 1,440 1,377,376
5.75% , 07/01/53 .................. 530 513,371
4.45% , 04/01/62 .................. 1,197 918,375
5.80% , 09/15/62 .................. 850 818,927
5.85% , 04/01/63 .................. 465 448,740
Michaels Cos., Inc. (The)
(d)
5.25% , 05/01/28 .................. 860 687,242
7.88% , 05/01/29 .................. 1,146 765,789
Murphy Oil USA, Inc.
5.63% , 05/01/27
(c)
................. 405 404,211
4.75% , 09/15/29 .................. 510 496,660
3.75% , 02/15/31
(c) (d)
................ 496 455,621
O'Reilly Automotive, Inc.
5.75% , 11/20/26 .................. 325 329,837
3.60% , 09/01/27 .................. 1,171 1,152,151
4.35% , 06/01/28 .................. 340 339,578
3.90% , 06/01/29 .................. 759 742,857
4.20% , 04/01/30 .................. 540 532,027
1.75% , 03/15/31 .................. 610 521,627
4.70% , 06/15/32 .................. 875 868,497
5.00% , 08/19/34 .................. 600 593,962
Park River Holdings, Inc.
(d)
5.63% , 02/01/29
(c)
................. 415 358,522
6.75% , 08/01/29 .................. 345 301,610

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Penske Automotive Group, Inc., 3.75%,
06/15/29 ...................... USD 500 $ 473,298
PetSmart, Inc.
(d)
4.75% , 02/15/28 .................. 1,220 1,198,192
7.75% , 02/15/29 .................. 1,190 1,164,523
Ross Stores, Inc., 1.88%, 04/15/31 ....... 485 415,412
Sally Holdings LLC, 6.75%, 03/01/32
(c)
..... 610 626,386
Sonic Automotive, Inc.
(d)
4.63% , 11/15/29 .................. 629 604,923
4.88% , 11/15/31
(c)
................. 535 503,442
Specialty Building Products Holdings LLC,
7.75%, 10/15/29
(d)
................ 555 543,606
Staples, Inc.
(d)
10.75% , 09/01/29 ................. 2,250 2,108,130
12.75% , 01/15/30 ................. 816 574,002
TJX Cos., Inc. (The)
2.25% , 09/15/26 .................. 680 665,398
1.15% , 05/15/28 .................. 730 672,387
3.88% , 04/15/30 .................. 737 721,729
1.60% , 05/15/31 .................. 355 304,391
4.50% , 04/15/50 .................. 685 588,990
Tractor Supply Co.
1.75% , 11/01/30 .................. 470 406,179
5.25% , 05/15/33 .................. 325 329,814
Upbound Group, Inc., 6.38%, 02/15/29
(d)
.... 440 428,947
Valvoline, Inc., 3.63%, 06/15/31
(c) (d)
....... 540 486,164
Victoria's Secret & Co., 4.63%, 07/15/29
(c) (d)
.. 665 618,479
Victra Holdings LLC, 8.75%, 09/15/29
(c) (d)
... 450 471,468
White Cap Buyer LLC, 6.88%, 10/15/28
(c) (d)
.. 670 668,535
Zhongsheng Group Holdings Ltd., 5.98%,
01/30/28
(e)
..................... 600 599,410
128,495,414
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
2.45% , 08/04/26 .................. 2,096 2,059,574
2.05% , 09/11/26 .................. 1,810 1,767,342
3.35% , 02/09/27 .................. 2,375 2,348,426
3.20% , 05/11/27 .................. 2,209 2,175,599
3.00% , 06/20/27 .................. 1,382 1,355,775
2.90% , 09/12/27 .................. 1,856 1,812,961
3.00% , 11/13/27 .................. 1,569 1,535,319
1.20% , 02/08/28 .................. 2,452 2,285,319
4.00% , 05/10/28 .................. 1,205 1,204,333
4.00% , 05/12/28 .................. 1,015 1,014,985
1.40% , 08/05/28 .................. 1,955 1,808,103
3.25% , 08/08/29 .................. 1,250 1,210,104
2.20% , 09/11/29 .................. 1,931 1,788,674
4.15% , 05/10/30 .................. 630 632,818
1.65% , 05/11/30 .................. 1,862 1,656,467
4.20% , 05/12/30 .................. 1,070 1,071,066
1.25% , 08/20/30 .................. 1,401 1,213,483
1.65% , 02/08/31 .................. 2,790 2,428,892
1.70% , 08/05/31 .................. 793 686,132
4.50% , 05/12/32 .................. 1,010 1,015,906
3.35% , 08/08/32 .................. 1,075 1,009,015
4.30% , 05/10/33 .................. 980 978,104
4.75% , 05/12/35 .................. 975 981,783
4.50% , 02/23/36 .................. 1,845 1,827,387
2.38% , 02/08/41 .................. 1,468 1,024,081
3.85% , 05/04/43 .................. 2,828 2,352,303
4.45% , 05/06/44 .................. 1,012 921,017
3.45% , 02/09/45 .................. 2,339 1,799,132
4.38% , 05/13/45 .................. 1,784 1,567,177
4.65% , 02/23/46 .................. 3,577 3,247,450
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
3.85% , 08/04/46 .................. USD 2,046 $ 1,644,908
4.25% , 02/09/47 .................. 1,383 1,178,234
3.75% , 09/12/47 .................. 1,052 823,482
3.75% , 11/13/47 .................. 858 673,569
2.95% , 09/11/49 .................. 1,760 1,172,352
2.65% , 05/11/50 .................. 2,353 1,460,728
2.40% , 08/20/50 .................. 1,317 773,086
2.65% , 02/08/51 .................. 2,600 1,602,434
2.70% , 08/05/51 .................. 1,725 1,071,701
3.95% , 08/08/52 .................. 1,575 1,249,014
4.85% , 05/10/53
(c)
................. 1,160 1,097,103
2.55% , 08/20/60 .................. 1,850 1,055,146
2.80% , 02/08/61 .................. 1,700 999,576
2.85% , 08/05/61 .................. 1,515 897,793
4.10% , 08/08/62 .................. 1,300 1,023,192
Dell International LLC
4.90% , 10/01/26 .................. 1,084 1,087,450
6.10% , 07/15/27 .................. 546 562,075
5.25% , 02/01/28 .................. 670 683,941
4.75% , 04/01/28 .................. 305 307,375
5.30% , 10/01/29 .................. 1,638 1,681,779
4.35% , 02/01/30 .................. 520 514,640
5.00% , 04/01/30 .................. 395 400,635
6.20% , 07/15/30 .................. 853 909,613
5.30% , 04/01/32 .................. 740 754,472
5.75% , 02/01/33 .................. 605 633,822
5.40% , 04/15/34 .................. 560 570,705
4.85% , 02/01/35 .................. 885 854,974
5.50% , 04/01/35 .................. 780 789,246
8.10% , 07/15/36 .................. 1,029 1,237,291
3.38% , 12/15/41 .................. 960 717,433
8.35% , 07/15/46 .................. 726 923,309
3.45% , 12/15/51
(c)
................. 819 558,114
Dell, Inc.
7.10% , 04/15/28 .................. 355 378,585
6.50% , 04/15/38 .................. 395 421,471
Diebold Nixdorf, Inc., 7.75%, 03/31/30
(d)
.... 955 1,012,270
Hewlett Packard Enterprise Co.
4.45% , 09/25/26 .................. 1,085 1,084,184
4.40% , 09/25/27 .................. 1,570 1,569,913
5.25% , 07/01/28 .................. 865 886,085
4.55% , 10/15/29 .................. 1,630 1,620,104
4.85% , 10/15/31 .................. 1,285 1,280,325
5.00% , 10/15/34 .................. 1,990 1,930,551
6.20% , 10/15/35 .................. 744 784,697
6.35% , 10/15/45 .................. 1,625 1,665,135
5.60% , 10/15/54 .................. 720 662,852
HP, Inc.
3.00% , 06/17/27 .................. 1,244 1,212,366
4.75% , 01/15/28 .................. 1,015 1,024,152
4.00% , 04/15/29 .................. 855 836,617
5.40% , 04/25/30 .................. 275 282,672
3.40% , 06/17/30 .................. 275 258,352
2.65% , 06/17/31 .................. 1,417 1,253,367
4.20% , 04/15/32 .................. 290 276,690
5.50% , 01/15/33
(c)
................. 805 818,869
6.10% , 04/25/35 .................. 315 326,124
6.00% , 09/15/41
(c)
................. 1,350 1,359,707
Lenovo Group Ltd.
(e)
5.83% , 01/27/28 .................. 600 614,943
3.42% , 11/02/30 .................. 1,000 930,923
6.54% , 07/27/32 .................. 600 644,233
NetApp, Inc.
2.38% , 06/22/27 .................. 575 552,579
2.70% , 06/22/30 .................. 817 742,652

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
5.50% , 03/17/32 .................. USD 485 $ 497,945
5.70% , 03/17/35 .................. 440 449,904
Seagate Data Storage Technology Pte. Ltd.
(d)
4.09% , 06/01/29 .................. 480 459,394
3.13% , 07/15/29 .................. 220 198,473
8.25% , 12/15/29 .................. 452 481,780
5.88% , 07/15/30 .................. 90 91,158
4.13% , 01/15/31 .................. 325 286,520
8.50% , 07/15/31 .................. 517 546,837
9.63% , 12/01/32 .................. 635 713,798
5.75% , 12/01/34 .................. 519 488,147
Teledyne FLIR LLC, 2.50%, 08/01/30 ...... 640 578,609
Western Digital Corp.
2.85% , 02/01/29 .................. 670 623,332
3.10% , 02/01/32 .................. 515 456,827
Xerox Corp.
10.25% , 10/15/30
(d)
................ 210 216,237
13.50% , 04/15/31
(d)
................ 480 469,215
4.80% , 03/01/35
(c)
................. 260 130,092
6.75% , 12/15/39
(c)
................. 361 182,561
Xerox Holdings Corp.
(d)
5.50% , 08/15/28 .................. 785 520,157
8.88% , 11/30/29
(c)
................. 435 286,062
108,795,385
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC, 10.00%, (10.00%
Cash or 10.75% PIK), 07/15/33
(d) (h)
...... 1,145 1,193,924
Champ Acquisition Corp., 8.38%, 12/01/31
(d)
. 600 635,273
Crocs, Inc.
(d)
4.25% , 03/15/29 .................. 396 376,912
4.13% , 08/15/31 .................. 375 338,856
Hanesbrands, Inc., 9.00%, 02/15/31
(d)
..... 580 611,004
Kontoor Brands, Inc., 4.13%, 11/15/29
(d)
.... 441 410,218
Levi Strauss & Co., 3.50%, 03/01/31
(d)
..... 505 462,385
NIKE, Inc.
2.38% , 11/01/26 .................. 1,280 1,250,961
2.75% , 03/27/27 .................. 957 934,139
2.85% , 03/27/30 .................. 1,462 1,372,800
3.25% , 03/27/40 .................. 1,135 894,548
3.63% , 05/01/43 .................. 602 474,896
3.88% , 11/01/45 .................. 1,100 872,119
3.38% , 11/01/46 .................. 645 465,855
3.38% , 03/27/50 .................. 1,312 924,697
PVH Corp., 5.50%, 06/13/30 ........... 265 266,993
Ralph Lauren Corp., 2.95%, 06/15/30 ..... 457 426,046
S&S Holdings LLC, 8.38%, 10/01/31
(d)
..... 650 623,216
Tapestry, Inc.
4.13% , 07/15/27 .................. 569 564,534
5.10% , 03/11/30 .................. 580 587,440
3.05% , 03/15/32
(c)
................. 610 543,297
5.50% , 03/11/35 .................. 355 356,521
Under Armour, Inc.
3.25% , 06/15/26 .................. 581 571,443
7.25% , 07/15/30
(d)
................. 80 81,923
VF Corp.
2.80% , 04/23/27 .................. 481 459,268
2.95% , 04/23/30 .................. 760 643,738
6.00% , 10/15/33 .................. 310 286,689
6.45% , 11/01/37 .................. 300 268,784
William Carter Co. (The), 5.63%, 03/15/27
(c) (d)
. 501 497,342
Wolverine World Wide, Inc., 4.00%, 08/15/29
(d)
555 500,051
17,895,872
Security
Par (000)
Par (000) Value
Tobacco — 0.3%
Altria Group, Inc.
2.63% , 09/16/26 .................. USD 759 $ 743,235
4.88% , 02/04/28 .................. 200 201,822
6.20% , 11/01/28 .................. 610 640,310
4.80% , 02/14/29 .................. 2,165 2,180,770
3.40% , 05/06/30 .................. 942 891,028
2.45% , 02/04/32 .................. 1,365 1,174,918
6.88% , 11/01/33 .................. 610 678,695
5.63% , 02/06/35 .................. 340 345,723
5.80% , 02/14/39 .................. 2,097 2,121,414
3.40% , 02/04/41 .................. 1,390 1,030,528
4.25% , 08/09/42 .................. 977 791,584
4.50% , 05/02/43 .................. 732 608,388
5.38% , 01/31/44 .................. 1,432 1,355,925
3.88% , 09/16/46 .................. 1,328 976,456
5.95% , 02/14/49 .................. 2,358 2,330,364
4.45% , 05/06/50 .................. 612 477,266
3.70% , 02/04/51 .................. 1,357 934,507
4.00% , 02/04/61
(c)
................. 578 404,201
BAT Capital Corp.
3.22% , 09/06/26 .................. 796 785,087
4.70% , 04/02/27 .................. 1,162 1,164,531
3.56% , 08/15/27 .................. 1,166 1,144,394
2.26% , 03/25/28 .................. 1,843 1,740,612
3.46% , 09/06/29 .................. 650 623,776
4.91% , 04/02/30 .................. 969 978,376
6.34% , 08/02/30 .................. 860 920,882
5.83% , 02/20/31 .................. 845 885,340
2.73% , 03/25/31 .................. 1,169 1,049,328
4.74% , 03/16/32 .................. 865 856,059
5.35% , 08/15/32 .................. 650 663,197
7.75% , 10/19/32 .................. 460 529,852
6.42% , 08/02/33 .................. 1,525 1,653,731
6.00% , 02/20/34 .................. 865 910,214
5.63% , 08/15/35 .................. 900 914,269
4.39% , 08/15/37 .................. 2,456 2,193,797
3.73% , 09/25/40 .................. 430 339,081
7.08% , 08/02/43 .................. 760 836,388
4.54% , 08/15/47 .................. 1,978 1,602,510
4.76% , 09/06/49 .................. 1,007 830,570
5.28% , 04/02/50 .................. 477 421,439
3.98% , 09/25/50 .................. 260 186,347
5.65% , 03/16/52 .................. 605 561,553
7.08% , 08/02/53 .................. 990 1,102,979
6.25% , 08/15/55 .................. 120 121,132
BAT International Finance plc
4.45% , 03/16/28 .................. 1,096 1,092,421
5.93% , 02/02/29 .................. 1,055 1,102,045
Imperial Brands Finance plc
(d)
6.13% , 07/27/27 .................. 675 693,856
4.50% , 06/30/28 .................. 400 399,266
3.88% , 07/26/29 .................. 1,110 1,074,292
5.50% , 02/01/30 .................. 740 760,849
5.88% , 07/01/34 .................. 840 859,011
5.63% , 07/01/35 .................. 400 400,133
6.38% , 07/01/55 .................. 400 403,684
Japan Tobacco, Inc.
(d)
4.85% , 05/15/28 .................. 300 302,935
5.25% , 06/15/30 .................. 260 266,498
5.85% , 06/15/35 .................. 255 265,553
JT International Financial Services BV
2.25% , 09/14/31
(e)
................. 400 344,285
6.88% , 10/24/32
(d)
................. 410 450,828
KT&G Corp., 5.00%, 05/02/28
(e)
......... 200 202,077

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tobacco (continued)
Philip Morris International, Inc.
4.75% , 02/12/27 .................. USD 965 $ 970,642
3.13% , 08/17/27 .................. 525 512,498
4.38% , 11/01/27 .................. 750 750,623
5.13% , 11/17/27 .................. 1,204 1,222,503
4.88% , 02/15/28 .................. 1,840 1,862,476
3.13% , 03/02/28 .................. 505 490,210
4.13% , 04/28/28 .................. 600 595,990
5.25% , 09/07/28 .................. 810 830,196
4.88% , 02/13/29 .................. 1,200 1,215,624
3.38% , 08/15/29 .................. 1,100 1,056,013
4.63% , 11/01/29 .................. 635 638,346
5.63% , 11/17/29 .................. 1,108 1,155,989
5.13% , 02/15/30 .................. 1,935 1,981,035
4.38% , 04/30/30 .................. 475 471,620
2.10% , 05/01/30 .................. 760 681,039
5.50% , 09/07/30 .................. 995 1,036,404
1.75% , 11/01/30 .................. 1,001 869,730
5.13% , 02/13/31 .................. 950 970,062
4.75% , 11/01/31 .................. 640 640,477
5.75% , 11/17/32 .................. 1,585 1,662,901
5.38% , 02/15/33 .................. 2,430 2,495,820
5.63% , 09/07/33 .................. 900 935,949
5.25% , 02/13/34 .................. 1,715 1,736,228
4.90% , 11/01/34 .................. 690 680,695
4.88% , 04/30/35 .................. 435 426,190
6.38% , 05/16/38 .................. 1,266 1,393,098
4.38% , 11/15/41 .................. 763 659,213
4.50% , 03/20/42 .................. 684 597,253
3.88% , 08/21/42 .................. 903 725,395
4.13% , 03/04/43 .................. 731 608,084
4.88% , 11/15/43 .................. 833 753,906
4.25% , 11/10/44 .................. 1,310 1,098,181
Reynolds American, Inc.
5.70% , 08/15/35 .................. 701 714,429
7.25% , 06/15/37 .................. 476 532,724
6.15% , 09/15/43 .................. 543 546,304
5.85% , 08/15/45 .................. 2,155 2,091,245
Turning Point Brands, Inc., 7.63%, 03/15/32
(d)
145 151,747
85,281,150
Trading Companies & Distributors — 0.2%
Air Lease Corp.
1.88% , 08/15/26 .................. 570 553,996
2.20% , 01/15/27 .................. 655 633,842
3.63% , 04/01/27 .................. 858 847,070
3.63% , 12/01/27 .................. 713 698,899
5.85% , 12/15/27 .................. 139 143,044
5.30% , 02/01/28 .................. 690 702,853
2.10% , 09/01/28 .................. 545 507,187
4.63% , 10/01/28 .................. 530 531,153
5.10% , 03/01/29 .................. 375 381,749
3.25% , 10/01/29 .................. 498 472,923
3.00% , 02/01/30 .................. 707 659,583
3.13% , 12/01/30 .................. 865 797,514
5.20% , 07/15/31 .................. 375 381,828
2.88% , 01/15/32 .................. 680 602,422
Aircastle Ltd.
(d)
2.85% , 01/26/28 .................. 335 319,606
6.50% , 07/18/28 .................. 765 799,358
5.95% , 02/15/29 .................. 740 765,615
5.75% , 10/01/31 .................. 490 503,072
Alta Equipment Group, Inc., 9.00%, 06/01/29
(c) (d)
530 503,399
Aviation Capital Group LLC
(d)
1.95% , 09/20/26 .................. 1,040 1,007,438
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
4.75% , 04/14/27 .................. USD 145 $ 145,015
3.50% , 11/01/27 .................. 846 823,147
6.25% , 04/15/28 .................. 555 575,489
6.75% , 10/25/28 .................. 755 799,671
5.38% , 07/15/29 .................. 560 569,269
5.13% , 04/10/30 .................. 360 362,398
6.38% , 07/15/30 .................. 307 324,936
4.80% , 10/24/30 .................. 325 321,849
BlueLinx Holdings, Inc., 6.00%, 11/15/29
(d)
... 315 306,628
BOC Aviation Ltd.
3.50% , 09/18/27
(e)
................. 800 783,510
4.50% , 05/23/28
(e)
................. 600 600,069
3.00% , 09/11/29
(c) (d)
................ 600 566,677
2.63% , 09/17/30
(c) (d)
................ 800 732,530
Boise Cascade Co., 4.88%, 07/01/30
(c) (d)
.... 400 388,275
Ferguson Enterprises, Inc., 5.00%, 10/03/34 . 65 64,128
Foundation Building Materials, Inc., 6.00%,
03/01/29
(c) (d)
.................... 425 398,760
FTAI Aviation Investors LLC
(d)
5.50% , 05/01/28 .................. 1,012 1,012,306
7.88% , 12/01/30 .................. 507 537,695
7.00% , 05/01/31 .................. 695 722,962
7.00% , 06/15/32 .................. 790 818,805
5.88% , 04/15/33 .................. 505 500,378
GATX Corp.
3.25% , 09/15/26 .................. 854 840,183
5.40% , 03/15/27 .................. 90 91,034
3.85% , 03/30/27 .................. 403 397,620
3.50% , 03/15/28 .................. 130 126,677
4.55% , 11/07/28 .................. 494 493,092
4.70% , 04/01/29 .................. 305 306,467
4.00% , 06/30/30 .................. 655 636,603
1.90% , 06/01/31 .................. 291 247,899
3.50% , 06/01/32 .................. 525 477,384
4.90% , 03/15/33 .................. 565 559,085
5.45% , 09/15/33 .................. 515 523,767
6.05% , 03/15/34 .................. 685 722,355
6.90% , 05/01/34 .................. 295 325,887
5.50% , 06/15/35 .................. 275 277,980
5.20% , 03/15/44 .................. 400 367,343
3.10% , 06/01/51 .................. 675 418,623
6.05% , 06/05/54 .................. 645 648,170
Herc Holdings, Inc.
(d)
5.50% , 07/15/27 .................. 1,206 1,201,095
6.63% , 06/15/29 .................. 805 824,343
7.00% , 06/15/30 .................. 400 413,033
7.25% , 06/15/33 .................. 685 709,798
Imola Merger Corp., 4.75%, 05/15/29
(d)
..... 1,931 1,872,189
Marubeni Corp., 5.38%, 04/01/35
(d)
....... 215 216,812
Mitsubishi Corp.
(d)
5.00% , 07/05/28 .................. 455 462,430
5.00% , 07/02/29
(c)
................. 450 458,678
5.13% , 07/17/34
(c)
................. 535 542,377
QXO Building Products, Inc., 6.75%, 04/30/32
(d)
705 726,265
Sumitomo Corp., 5.35%, 07/03/34
(e)
....... 450 457,159
TTX Co.
(d)
5.50% , 09/25/26 .................. 930 939,330
5.05% , 11/15/34 .................. 95 95,995
4.20% , 07/01/46 .................. 415 344,500
4.60% , 02/01/49 .................. 480 409,848
5.65% , 12/01/52 .................. 310 307,499
United Rentals North America, Inc.
5.50% , 05/15/27 .................. 493 492,989
3.88% , 11/15/27 .................. 807 786,756
4.88% , 01/15/28 .................. 1,520 1,510,750

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
6.00% , 12/15/29
(d)
................. USD 1,578 $ 1,607,826
5.25% , 01/15/30 .................. 725 723,548
4.00% , 07/15/30 .................. 755 714,823
3.88% , 02/15/31 .................. 1,016 948,193
3.75% , 01/15/32 .................. 755 687,077
6.13% , 03/15/34
(d)
................. 1,055 1,081,930
WESCO Distribution, Inc.
(d)
7.25% , 06/15/28 .................. 1,279 1,296,800
6.38% , 03/15/29 .................. 890 912,624
6.63% , 03/15/32 .................. 840 866,607
6.38% , 03/15/33 .................. 270 276,429
WW Grainger, Inc.
4.45% , 09/15/34 .................. 425 412,467
4.60% , 06/15/45 .................. 930 817,895
3.75% , 05/15/46 .................. 355 274,426
4.20% , 05/15/47 .................. 395 322,291
54,341,999
Transportation Infrastructure — 0.1%
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31
(e)
1,000 891,360
Adani Ports & Special Economic Zone Ltd.
(e)
4.00% , 07/30/27 .................. 400 387,212
4.20% , 08/04/27
(c)
................. 800 775,948
4.38% , 07/03/29 .................. 640 607,194
3.10% , 02/02/31 .................. 400 341,817
3.83% , 02/02/32 .................. 400 346,391
5.00% , 08/02/41 .................. 600 473,716
CMHI Finance BVI Co. Ltd.
(e)
4.00% , 06/01/27 .................. 600 595,539
5.00% , 08/06/28 .................. 800 810,249
DP World Crescent Ltd.
(e)
4.85% , 09/26/28 .................. 1,000 1,003,704
3.88% , 07/18/29 .................. 1,000 966,973
3.75% , 01/30/30 .................. 400 383,226
5.50% , 09/13/33 .................. 1,600 1,643,311
5.50% , 05/08/35 .................. 1,200 1,224,456
DP World Ltd.
6.85% , 07/02/37
(d)
................. 1,720 1,908,534
5.63% , 09/25/48
(e)
................. 1,200 1,132,831
4.70% , 09/30/49
(e)
................. 400 333,931
HPHT Finance 21 II Ltd., 1.50%, 09/17/26
(e)
.. 400 385,651
HPHT Finance 25 Ltd., 5.00%, 02/21/30
(e)
... 400 402,628
Incora Top Holdco LLC, 6.00%, 01/31/33
(b)
.. 152 146,921
ITR Concession Co. LLC, 5.18%, 07/15/35
(d)
. 288 282,707
Mersin Uluslararasi Liman Isletmeciligi A/S,
8.25%, 11/15/28
(e)
................ 600 625,262
Port of Newcastle Investments Financing Pty.
Ltd., 5.90%, 11/24/31
(d)
............. 290 293,503
PSA Treasury Pte. Ltd.
(e)
2.13% , 09/05/29 .................. 400 367,807
2.25% , 04/30/30 .................. 800 730,235
Seaspan Corp., 5.50%, 08/01/29
(d)
....... 850 809,033
Shanghai Port Group BVI Development 2 Co.
Ltd., 2.38%, 07/13/30
(e)
............. 1,000 919,201
Shanghai Port Group BVI Development Co.
Ltd.
(e)
3.38% , 06/18/29 .................. 300 291,148
2.85% , 09/11/29 .................. 200 189,788
Transurban Finance Co. Pty. Ltd.
(d)
3.38% , 03/22/27 .................. 495 485,930
2.45% , 03/16/31 .................. 385 340,262
20,096,468
Water Utilities — 0.0%
Aegea Finance SARL
(c)(e)
6.75% , 05/20/29 .................. 400 401,621
Security
Par (000)
Par (000) Value
Water Utilities (continued)
9.00% , 01/20/31 .................. USD 800 $ 855,476
American Water Capital Corp.
2.95% , 09/01/27 .................. 813 790,588
3.75% , 09/01/28 .................. 702 690,856
3.45% , 06/01/29 .................. 1,077 1,041,237
2.80% , 05/01/30 .................. 711 659,242
2.30% , 06/01/31 .................. 510 448,302
4.45% , 06/01/32 .................. 520 510,946
5.15% , 03/01/34 .................. 900 911,800
5.25% , 03/01/35 .................. 850 858,925
6.59% , 10/15/37 .................. 518 576,646
4.30% , 12/01/42 .................. 420 357,366
4.30% , 09/01/45 .................. 467 392,470
4.00% , 12/01/46 .................. 380 299,437
3.75% , 09/01/47 .................. 657 497,178
4.20% , 09/01/48 .................. 696 559,678
4.15% , 06/01/49 .................. 485 383,320
3.45% , 05/01/50 .................. 460 324,833
3.25% , 06/01/51 .................. 470 315,957
5.45% , 03/01/54 .................. 750 723,747
Essential Utilities, Inc.
4.80% , 08/15/27 .................. 350 352,436
3.57% , 05/01/29 .................. 715 690,114
2.70% , 04/15/30 .................. 671 616,370
2.40% , 05/01/31 .................. 588 518,427
5.38% , 01/15/34 .................. 225 227,749
4.28% , 05/01/49 .................. 550 428,948
3.35% , 04/15/50 .................. 648 423,916
5.30% , 05/01/52 .................. 480 433,151
Manila Water Co., Inc., 4.38%, 07/30/30
(e)
... 400 390,544
National Central Cooling Co. PJSC
(e)
2.50% , 10/21/27 .................. 500 475,568
5.28% , 03/05/30 .................. 600 610,634
United Utilities plc, 6.88%, 08/15/28 ....... 460 488,391
17,255,873
Wireless Telecommunication Services — 0.3%
Altice France Holding SA, 6.00%, 02/15/28
(d) (f)
1,110 408,153
America Movil SAB de CV
3.63% , 04/22/29 .................. 695 670,717
2.88% , 05/07/30 .................. 1,277 1,174,457
4.70% , 07/21/32 .................. 400 394,414
6.38% , 03/01/35 .................. 1,140 1,237,664
6.13% , 11/15/37 .................. 585 611,753
6.13% , 03/30/40 .................. 2,208 2,293,669
4.38% , 07/16/42 .................. 1,224 1,028,755
4.38% , 04/22/49 .................. 1,130 918,161
Axiata SPV2 Bhd., 2.16%, 08/19/30
(e)
...... 800 710,780
Axiata Spv5 Labuan Ltd., 3.06%, 08/19/50
(e)
. 600 420,206
Bharti Airtel Ltd., 3.25%, 06/03/31
(e)
....... 700 647,534
C&W Senior Finance Ltd., 9.00%, 01/15/33
(e)
. 800 823,919
Colombia Telecomunicaciones SA ESP, 4.95%,
07/17/30
(e)
..................... 450 395,729
Connect Finco SARL, 9.00%, 09/15/29
(c) (d)
... 1,995 2,014,504
CT Trust, 5.13%, 02/03/32
(c) (e)
.......... 800 748,612
Empresa Nacional de Telecomunicaciones SA
(e)
4.75% , 08/01/26 .................. 400 399,671
3.05% , 09/14/32
(c)
................. 900 773,240
Globe Telecom, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.53%), 4.20%
(e) (g) (i)
............... 600 591,777
Hughes Satellite Systems Corp.
(c)
5.25% , 08/01/26 .................. 738 682,234
6.63% , 08/01/26 .................. 635 482,389

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Millicom International Cellular SA
(e)
6.25% , 03/25/29 .................. USD 540 $ 539,802
4.50% , 04/27/31
(c)
................. 800 735,934
MTN Mauritius Investments Ltd., 6.50%,
10/13/26
(e)
..................... 400 402,175
Oztel Holdings SPC Ltd., 6.63%, 04/24/28
(e)
.. 650 677,369
PLDT, Inc.
(e)
2.50% , 01/23/31 .................. 200 179,509
3.45% , 06/23/50 .................. 400 276,037
Rogers Communications, Inc.
2.90% , 11/15/26 .................. 840 821,019
3.20% , 03/15/27 .................. 1,030 1,008,697
5.00% , 02/15/29 .................. 1,020 1,032,732
3.80% , 03/15/32 .................. 1,625 1,514,836
5.30% , 02/15/34 .................. 1,410 1,411,802
7.50% , 08/15/38 .................. 595 684,321
4.50% , 03/15/42 .................. 902 771,994
4.50% , 03/15/43 .................. 653 551,611
5.45% , 10/01/43 .................. 780 734,505
5.00% , 03/15/44 .................. 739 662,147
4.30% , 02/15/48
(c)
................. 845 686,520
3.70% , 11/15/49 .................. 563 413,353
4.55% , 03/15/52 .................. 1,600 1,297,874
Series NC5 , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.65%), 7.00% , 04/15/55
(g)
......... 365 373,658
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%), 7.13% ,
04/15/55
(g)
.................... 1,010 1,030,507
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.59%), 5.25% ,
03/15/82
(d) (g)
................... 819 809,288
SoftBank Corp.
(d)
4.70% , 07/09/30 .................. 400 398,571
5.33% , 07/09/35 .................. 400 395,178
Sprint Spectrum Co. LLC, 5.15%, 03/20/28
(d)
. 542 543,409
Telefonica Europe BV, 8.25%, 09/15/30 .... 1,606 1,845,073
Telefonica Moviles Chile SA, 3.54%, 11/18/31
(e)
500 325,221
T-Mobile USA, Inc.
3.75% , 04/15/27 .................. 3,434 3,394,044
5.38% , 04/15/27 .................. 1,315 1,315,826
4.75% , 02/01/28 .................. 1,346 1,347,624
2.05% , 02/15/28 .................. 2,060 1,944,673
4.95% , 03/15/28 .................. 1,315 1,331,089
4.80% , 07/15/28 .................. 1,145 1,158,750
4.85% , 01/15/29 .................. 1,106 1,119,387
2.63% , 02/15/29 .................. 1,550 1,454,790
2.40% , 03/15/29 .................. 698 648,902
3.38% , 04/15/29 .................. 2,260 2,171,673
4.20% , 10/01/29 .................. 975 964,822
3.88% , 04/15/30 .................. 6,117 5,933,271
2.55% , 02/15/31 .................. 2,499 2,232,335
2.88% , 02/15/31 .................. 1,015 922,705
3.50% , 04/15/31 .................. 2,523 2,363,045
2.25% , 11/15/31 .................. 1,155 996,609
2.70% , 03/15/32 .................. 1,025 900,024
5.13% , 05/15/32 .................. 450 456,509
5.20% , 01/15/33 .................. 1,095 1,110,459
5.05% , 07/15/33 .................. 2,425 2,431,218
5.75% , 01/15/34 .................. 835 871,702
5.15% , 04/15/34 .................. 1,310 1,317,186
4.70% , 01/15/35 .................. 1,070 1,033,680
5.30% , 05/15/35 .................. 1,710 1,721,851
4.38% , 04/15/40 .................. 1,859 1,640,292
3.00% , 02/15/41 .................. 2,420 1,767,816
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.50% , 04/15/50 .................. USD 2,501 $ 2,054,832
3.30% , 02/15/51 .................. 2,872 1,903,423
3.40% , 10/15/52 .................. 2,705 1,803,197
5.65% , 01/15/53 .................. 1,610 1,552,067
5.75% , 01/15/54 .................. 1,470 1,436,204
6.00% , 06/15/54 .................. 1,025 1,036,251
5.50% , 01/15/55 .................. 799 754,307
5.25% , 06/15/55 .................. 1,175 1,064,837
5.88% , 11/15/55 .................. 1,050 1,047,717
3.60% , 11/15/60 .................. 1,440 947,835
5.80% , 09/15/62 .................. 615 598,928
Turkcell Iletisim Hizmetleri A/S
(e)
5.80% , 04/11/28 .................. 400 397,236
7.45% , 01/24/30 .................. 400 411,948
7.65% , 01/24/32 .................. 600 618,297
United States Cellular Corp., 6.70%, 12/15/33 539 564,629
Vmed O2 UK Financing I plc
(d)
4.25% , 01/31/31 .................. 1,360 1,240,128
4.75% , 07/15/31 .................. 1,205 1,114,053
7.75% , 04/15/32 .................. 770 802,706
Vodafone Group plc
7.88% , 02/15/30 .................. 1,165 1,322,181
6.25% , 11/30/32 .................. 755 812,287
6.15% , 02/27/37 .................. 564 602,279
5.00% , 05/30/38 .................. 825 790,391
5.25% , 05/30/48 .................. 1,020 930,448
4.88% , 06/19/49 .................. 1,878 1,629,340
4.25% , 09/17/50 .................. 798 625,616
5.63% , 02/10/53 .................. 915 864,045
5.75% , 06/28/54 .................. 1,505 1,436,891
5.75% , 02/10/63 .................. 445 417,983
5.88% , 06/28/64 .................. 1,020 982,779
(5-Year USD Swap Semi + 4.87%), 7.00% ,
04/04/79
(g)
.................... 2,010 2,104,003
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 3.25% ,
06/04/81
(g)
.................... 500 489,370
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 4.13% ,
06/04/81
(g)
.................... 1,145 1,056,916
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.07%), 5.13% ,
06/04/81
(g)
.................... 940 725,922
Zegona Finance plc, 8.63%, 07/15/29
(d)
.... 890 948,026
115,188,834
Total Corporate Bonds — 30 .8%
(Cost: $ 10,667,490,114 ) ............................ 10,217,169,779
Foreign Agency Obligations
Argentina — 0.0%
Bonos Para La Reconstruccion De Una
Argentina Libre
5.00% , 10/31/27 .................. 4,705 4,499,434
YPF SA
(e)
6.95% , 07/21/27 .................. 685 684,505
9.00% , 06/30/29
(c) (j)
................ 631 651,923
9.50% , 01/17/31 .................. 790 835,465
8.75% , 09/11/31
(c)
................. 680 706,728
7.00% , 09/30/33
(j)
................. 505 481,369
8.25% , 01/17/34 .................. 1,000 1,009,842
7.00% , 12/15/47
(c)
................. 550 469,186
9,338,452

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Australia — 0.0%
(d)
Export Finance & Insurance Corp. , 3.88% ,
10/23/29 ....................... USD 520 $ 516,636
NBN Co. Ltd.
1.63% , 01/08/27 .................. 495 475,649
4.00% , 10/01/27 .................. 435 430,732
5.75% , 10/06/28 .................. 1,290 1,339,636
4.25% , 10/01/29
(c)
................. 430 425,905
2.63% , 05/05/31 .................. 1,513 1,359,017
2.50% , 01/08/32 .................. 530 461,389
6.00% , 10/06/33
(c)
................. 1,000 1,065,156
6,074,120
Austria — 0.0%
Oesterreichische Kontrollbank AG
5.00% , 10/23/26
(c)
................. 2,080 2,099,858
4.75% , 05/21/27 .................. 1,700 1,719,029
3.63% , 09/09/27 .................. 1,450 1,438,704
4.25% , 03/01/28 .................. 1,655 1,666,411
4.00% , 05/28/28 .................. 90 90,129
4.13% , 01/18/29 .................. 2,091 2,099,910
3.75% , 09/05/29 .................. 1,480 1,464,853
4.50% , 01/24/30 .................. 1,050 1,069,993
11,648,887
Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic , 6.95% ,
03/18/30
(e)
...................... 822 870,275
Bahrain — 0.0%
(e)
Bapco Energies BSC Closed , 8.38% , 11/07/28 600 637,492
Gulf International Bank BSC , 5.75% , 06/05/29 400 411,775
1,049,267
Belgium — 0.0%
Dexia SA
(d)
4.50% , 03/19/27
(c)
................. 935 938,515
4.75% , 01/24/30 .................. 520 531,134
1,469,649
Brazil — 0.0%
(e)
Caixa Economica Federal , 5.63% , 05/13/30 .. 400 400,707
Centrais Eletricas Brasileiras SA , 4.63% ,
02/04/30
(c)
...................... 600 569,351
970,058
Canada — 0.1%
CDP Financial, Inc.
(d)
4.25% , 07/25/28
(c)
................. 1,000 1,006,090
4.88% , 06/05/29 .................. 1,360 1,394,998
4.63% , 01/24/30
(c)
................. 1,325 1,350,438
5.60% , 11/25/39 .................. 1,455 1,530,815
CPPIB Capital, Inc.
(d)
0.88% , 09/09/26 .................. 2,265 2,183,828
2.75% , 11/02/27 .................. 250 243,110
4.25% , 07/20/28 .................. 655 659,706
4.13% , 06/10/30 .................. 440 441,573
1.25% , 01/28/31 .................. 1,700 1,461,294
Export Development Canada
3.00% , 05/25/27 .................. 1,085 1,064,725
3.88% , 02/14/28 .................. 4,855 4,846,989
4.13% , 02/13/29 .................. 2,650 2,664,227
4.00% , 06/20/30 .................. 1,240 1,240,080
4.75% , 06/05/34 .................. 1,615 1,656,067
Hydro-Quebec
8.50% , 12/01/29 .................. 350 407,696
9.38% , 04/15/30 .................. 310 375,942
9.50% , 11/15/30 .................. 23 28,422
Security
Par (000)
Par (000) Value
Canada (continued)
OMERS Finance Trust
(d)
4.38% , 03/20/30 .................. USD 450 $ 453,203
5.50% , 11/15/33 .................. 1,000 1,060,229
4.00% , 04/19/52 .................. 795 607,571
Ontario Teachers' Finance Trust , 4.25% ,
04/25/28
(d)
...................... 4,050 4,065,502
Province of Ontario
(d)
0.88% , 09/21/26 .................. 115 110,715
4.63% , 04/10/29 .................. 1,550 1,578,288
2.00% , 04/16/31 .................. 250 221,491
PSP Capital, Inc. , 1.63% , 10/26/28
(d)
....... 90 83,440
30,736,439
Chile — 0.1%
Chile Electricity Lux Mpc II SARL , 5.58% ,
10/20/35
(e)
...................... 1,369 1,382,885
Chile Electricity Lux MPC II SARL , 5.67% ,
10/20/35
(e)
...................... 600 609,082
Chile Electricity Lux MPC SARL , 6.01% ,
01/20/33
(e)
...................... 716 742,850
Corp. Nacional del Cobre de Chile
3.63% , 08/01/27
(e)
................. 1,000 979,662
3.00% , 09/30/29
(c) (e)
................ 1,000 928,793
3.15% , 01/14/30
(e)
................. 1,000 929,886
3.75% , 01/15/31
(e)
................. 800 744,690
5.13% , 02/02/33
(e)
................. 800 780,663
5.95% , 01/08/34
(e)
................. 1,600 1,632,016
6.33% , 01/13/35
(e)
................. 600 623,734
5.63% , 09/21/35
(d)
................. 400 395,444
6.44% , 01/26/36
(e)
................. 1,600 1,674,578
6.15% , 10/24/36
(d)
................. 400 407,832
4.25% , 07/17/42
(d)
................. 1,000 784,913
5.63% , 10/18/43
(c) (e)
................ 1,200 1,094,249
4.88% , 11/04/44
(e)
................. 800 662,809
4.50% , 08/01/47
(e)
................. 1,250 968,311
4.38% , 02/05/49
(e)
................. 1,200 899,973
3.70% , 01/30/50
(e)
................. 2,629 1,765,431
3.15% , 01/15/51
(e)
................. 400 242,394
6.30% , 09/08/53
(e)
................. 1,200 1,169,259
6.78% , 01/13/55
(e)
................. 600 612,790
Empresa de los Ferrocarriles del Estado
(e)
3.07% , 08/18/50 .................. 400 237,456
3.83% , 09/14/61 .................. 400 257,572
Empresa Nacional del Petroleo
(e)
5.25% , 11/06/29
(c)
................. 600 604,931
6.15% , 05/10/33 .................. 600 617,514
5.95% , 07/30/34
(c)
................. 1,000 1,017,628
4.50% , 09/14/47
(c)
................. 450 350,675
23,118,020
China — 0.1%
(e)
Chengdu Communications Investment Group
Co. Ltd.
4.90% , 05/07/28 .................. 200 201,045
5.05% , 11/07/29 .................. 200 202,006
China Development Bank
3.38% , 01/24/27 .................. 800 790,729
(1-day SOFR + 0.33%), 4.64% , 04/16/27
(g)
1,000 999,839
1.63% , 10/27/30 .................. 1,200 1,056,223
4.00% , 01/24/37 .................. 600 571,334
Export-Import Bank of China (The)
3.38% , 03/14/27 .................. 800 789,427
(SOFR Index + 0.38%), 4.72% , 11/05/27
(g)
800 801,012
3.25% , 11/28/27 .................. 600 587,736
4.00% , 11/28/47 .................. 800 691,771

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
China (continued)
Fujian Zhanglong Group Co. Ltd. , 6.70% ,
09/02/26 ....................... USD 600 $ 611,108
Guangzhou Development District Holding
Group Co. Ltd. , 2.85% , 01/19/27 ....... 600 580,920
Industrial & Commercial Bank of China Ltd. , (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.37%), 3.20%
(g) (i)
.... 6,000 5,891,417
Shaoxing Shangyu State-owned Capital
Investment Operation Co. Ltd. , 5.60% ,
01/30/27 ....................... 400 402,647
Shaoxing Urban Development Group Co. Ltd. ,
2.50% , 08/19/26 .................. 600 582,285
Wuhan Metro Group Co. Ltd. , 4.25% , 09/13/27 400 396,941
Wuhan Urban Construction Group Co. Ltd. ,
5.70% , 06/24/27 .................. 400 406,009
15,562,449
Colombia — 0.1%
Ecopetrol SA
8.63% , 01/19/29 .................. 1,000 1,073,277
6.88% , 04/29/30 .................. 2,000 2,000,912
4.63% , 11/02/31 .................. 1,220 1,050,958
7.75% , 02/01/32 .................. 1,800 1,794,870
8.88% , 01/13/33 .................. 2,200 2,310,315
8.38% , 01/19/36 .................. 1,850 1,830,782
7.38% , 09/18/43
(c)
................. 900 773,927
5.88% , 05/28/45 .................. 2,050 1,453,307
5.88% , 11/02/51
(c)
................. 700 477,271
Empresas Publicas de Medellin ESP
(e)
4.25% , 07/18/29 .................. 1,200 1,110,977
4.38% , 02/15/31
(c)
................. 400 357,158
Grupo Energia Bogota SA ESP
(e)
4.88% , 05/15/30 .................. 200 197,573
7.85% , 11/09/33
(c)
................. 600 678,535
15,109,862
Costa Rica — 0.0%
Instituto Costarricense de Electricidad , 6.38% ,
05/15/43
(e)
...................... 400 366,921
El Salvador — 0.0%
Comision Ejecutiva Hidroelectrica del Rio
Lempa , 8.65% , 01/24/33
(d)
............ 600 604,208
Finland — 0.0%
Kuntarahoitus OYJ
(d)
4.25% , 01/31/29 .................. 1,300 1,308,501
4.25% , 04/01/30
(c)
................. 990 998,207
2,306,708
France — 0.2%
Agence Francaise de Developpement EPIC
(e)
4.00% , 06/15/27 .................. 1,600 1,590,736
4.00% , 09/21/27 .................. 600 596,600
Caisse d'Amortissement de la Dette Sociale
(d)
4.88% , 09/19/26 .................. 4,000 4,026,719
4.25% , 01/24/27 .................. 3,500 3,501,495
3.75% , 09/12/27 .................. 3,000 2,978,976
3.75% , 05/24/28 .................. 9,495 9,417,043
4.50% , 05/22/29
(c)
................. 4,135 4,191,729
4.75% , 01/22/30 .................. 1,315 1,348,037
1.00% , 10/21/30 .................. 2,000 1,700,869
1.38% , 01/20/31 .................. 2,460 2,120,220
2.13% , 01/26/32 .................. 590 516,711
Electricite de France SA
5.70% , 05/23/28
(d)
................. 1,145 1,176,193
4.50% , 09/21/28
(d)
................. 2,440 2,432,179
Security
Par (000)
Par (000) Value
France (continued)
5.65% , 04/22/29
(d)
................. USD 1,175 $ 1,212,266
6.25% , 05/23/33
(d)
................. 1,485 1,594,638
5.95% , 04/22/34
(c) (d)
................ 900 936,271
5.75% , 01/13/35
(d)
................. 600 611,714
4.75% , 10/13/35
(d)
................. 615 596,297
4.88% , 09/21/38
(d)
................. 830 761,503
6.95% , 01/26/39
(d)
................. 1,884 2,072,913
5.60% , 01/27/40
(d)
................. 840 825,769
4.88% , 01/22/44
(d)
................. 1,200 1,041,022
4.95% , 10/13/45
(d)
................. 1,543 1,350,299
5.00% , 09/21/48
(d)
................. 1,151 994,428
6.90% , 05/23/53
(d)
................. 935 1,003,746
6.38% , 01/13/55
(d)
................. 665 671,289
5.25% , 10/13/55
(d)
................. 250 214,407
6.00% , 04/22/64
(d)
................. 880 838,158
4.50% , 12/04/69
(e)
................. 1,800 1,250,903
6.00% , 01/22/2114
(d)
............... 522 497,489
52,070,619
Germany — 0.2%
Kreditanstalt fuer Wiederaufbau
4.63% , 08/07/26 .................. 3,390 3,403,961
1.00% , 10/01/26 .................. 3,585 3,457,661
4.38% , 03/01/27 .................. 6,080 6,110,959
3.00% , 05/20/27 .................. 1,635 1,606,367
3.50% , 08/27/27 .................. 1,770 1,753,509
4.13% , 01/31/28 .................. 757 759,870
3.75% , 02/15/28
(c)
................. 3,900 3,885,514
2.88% , 04/03/28 .................. 3,801 3,702,558
3.88% , 05/15/28 .................. 150 149,891
3.88% , 06/15/28 .................. 4,316 4,312,814
4.00% , 03/15/29 .................. 5,377 5,388,870
1.75% , 09/14/29 .................. 2,084 1,911,059
4.63% , 03/18/30 .................. 1,435 1,475,464
3.75% , 07/15/30 .................. 700 692,910
0.75% , 09/30/30 .................. 3,190 2,710,942
4.75% , 10/29/30 .................. 2,180 2,254,781
4.13% , 07/15/33 .................. 10,818 10,705,350
4.38% , 02/28/34 .................. 3,205 3,217,788
0.00% , 04/18/36
(c) (k)
................ 1,504 933,695
0.00% , 06/29/37
(k)
................. 1,354 791,688
Landeskreditbank Baden-Wuerttemberg
Foerderbank
(e)
4.00% , 01/22/27 .................. 200 199,429
4.38% , 02/15/28 .................. 120 120,991
1.38% , 10/12/28 .................. 340 313,355
Landwirtschaftliche Rentenbank
1.75% , 01/14/27
(e)
................. 1,375 1,329,425
3.88% , 09/28/27 .................. 580 578,599
2.50% , 11/15/27 .................. 2,058 1,991,713
1.00% , 02/25/28
(e)
................. 1,825 1,695,561
Series 44 , 3.88% , 06/14/28 ........... 1,540 1,537,980
4.63% , 04/17/29 .................. 1,050 1,073,793
3.00% , 05/21/29
(e)
................. 2,020 1,950,132
4.13% , 05/28/30 .................. 605 609,071
0.88% , 09/03/30 .................. 2,161 1,850,031
4.13% , 02/06/31
(e)
................. 1,220 1,221,271
5.00% , 10/24/33 .................. 2,710 2,834,340
NRW Bank
4.63% , 03/08/27
(e)
................. 288 289,842
76,821,184
Hong Kong — 0.1%
Airport Authority
1.75% , 01/12/27
(d)
................. 800 771,505

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hong Kong (continued)
4.75% , 01/12/28
(c) (d)
................ USD 1,000 $ 1,010,820
(7-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.74%),
2.40%
(e) (g) (i)
.................... 400 378,228
4.75% , 07/15/28
(c) (d)
................ 1,400 1,420,281
3.45% , 02/21/29
(e)
................. 200 194,878
4.88% , 01/12/30
(d)
................. 800 820,125
4.88% , 07/15/30
(c) (d)
................ 1,200 1,236,194
1.63% , 02/04/31
(d)
................. 1,000 873,166
2.50% , 01/12/32
(c) (d)
................ 2,000 1,767,676
4.88% , 01/12/33
(d)
................. 800 812,313
5.13% , 01/15/35
(c) (d)
................ 1,200 1,246,378
2.63% , 02/04/51
(c) (d)
................ 400 256,103
3.25% , 01/12/52
(d)
................. 1,200 863,310
3.50% , 01/12/62
(c) (d)
................ 600 432,703
Hong Kong Mortgage Corp. Ltd. (The)
(e)
4.13% , 10/18/27 .................. 400 398,441
4.88% , 09/13/28 .................. 800 812,199
MTR Corp. Ltd.
(e)
4.38% , 04/01/30 .................. 400 404,416
1.63% , 08/19/30 .................. 1,293 1,146,634
4.88% , 04/01/35 .................. 1,000 1,018,953
5.25% , 04/01/55 .................. 1,400 1,382,186
17,246,509
Hungary — 0.0%
(e)
Magyar Export-Import Bank Zrt. , 6.13% ,
12/04/27 ....................... 1,200 1,228,173
MFB Magyar Fejlesztesi Bank Zrt. , 6.50% ,
06/29/28 ....................... 1,200 1,242,718
MVM Energetika Zrt.
7.50% , 06/09/28 .................. 600 630,164
6.50% , 03/13/31 .................. 800 827,068
3,928,123
India — 0.0%
(e)
Canara Bank , 4.90% , 09/11/29 ........... 200 201,053
Export-Import Bank of India
3.38% , 08/05/26 .................. 850 838,765
3.88% , 02/01/28 .................. 1,200 1,178,340
3.25% , 01/15/30 .................. 1,100 1,036,831
2.25% , 01/13/31 .................. 1,000 880,517
5.50% , 01/18/33
(c)
................. 1,000 1,033,237
5.50% , 01/13/35 .................. 600 615,275
Indian Railway Finance Corp. Ltd.
3.57% , 01/21/32 .................. 600 554,809
3.95% , 02/13/50 .................. 200 152,946
NTPC Ltd. , 4.50% , 03/19/28 ............ 400 397,670
Oil & Natural Gas Corp. Ltd. , 3.38% , 12/05/29 200 189,371
Oil India Ltd. , 5.13% , 02/04/29 ........... 600 607,023
Power Finance Corp. Ltd.
3.75% , 12/06/27 .................. 400 391,151
5.25% , 08/10/28 .................. 200 202,689
6.15% , 12/06/28 .................. 600 625,321
4.50% , 06/18/29 .................. 600 593,972
3.90% , 09/16/29 .................. 400 386,361
3.95% , 04/23/30 .................. 800 770,383
3.35% , 05/16/31 .................. 400 370,199
11,025,913
Indonesia — 0.1%
(e)
Bank Mandiri Persero Tbk. PT , 4.90% , 03/24/28 600 604,103
Bank Negara Indonesia Persero Tbk. PT
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.47%),
4.30%
(g) (i)
..................... 600 578,423
Security
Par (000)
Par (000) Value
Indonesia (continued)
5.28% , 04/05/29 .................. USD 600 $ 609,740
Hutama Karya Persero PT , 3.75% , 05/11/30 .. 650 622,425
Pelabuhan Indonesia Persero PT , 5.38% ,
05/05/45 ....................... 420 387,169
Pertamina Persero PT
3.65% , 07/30/29 .................. 800 770,559
3.10% , 01/21/30 .................. 400 373,672
3.10% , 08/27/30 .................. 1,000 922,251
2.30% , 02/09/31 .................. 600 524,241
6.50% , 05/27/41 .................. 400 419,606
6.00% , 05/03/42 .................. 1,028 1,025,923
5.63% , 05/20/43 .................. 1,200 1,148,072
6.45% , 05/30/44
(c)
................. 1,600 1,668,743
6.50% , 11/07/48 .................. 600 626,728
4.70% , 07/30/49 .................. 1,000 826,832
4.18% , 01/21/50
(c)
................. 1,000 757,980
4.15% , 02/25/60
(c)
................. 800 573,539
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
4.13% , 05/15/27 .................. 1,611 1,596,685
5.45% , 05/21/28 .................. 1,000 1,019,814
5.38% , 01/25/29 .................. 400 408,767
3.88% , 07/17/29 .................. 600 582,868
3.38% , 02/05/30 .................. 600 568,117
3.00% , 06/30/30 .................. 400 369,940
5.25% , 10/24/42 .................. 800 721,735
5.25% , 05/15/47 .................. 400 353,008
6.15% , 05/21/48
(c)
................. 1,200 1,189,012
6.25% , 01/25/49 .................. 400 398,641
4.88% , 07/17/49 .................. 800 661,701
4.38% , 02/05/50
(c)
................. 400 307,968
4.00% , 06/30/50 .................. 1,000 719,411
21,337,673
Israel — 0.0%
Israel Electric Corp. Ltd.
(e)
7.75% , 12/15/27 .................. 250 263,954
4.25% , 08/14/28
(d)
................. 1,000 976,504
3.75% , 02/22/32
(d)
................. 400 361,821
1,602,279
Japan — 0.1%
Development Bank of Japan, Inc.
(d)
1.25% , 10/20/26
(c)
................. 565 544,648
3.25% , 04/28/27
(c)
................. 734 721,316
4.63% , 04/10/29 .................. 1,000 1,014,421
1.88% , 08/28/29 .................. 1,000 913,509
1.00% , 08/27/30 .................. 160 136,638
1.25% , 01/28/31 .................. 1,000 852,785
4.50% , 01/30/34 .................. 500 498,264
4.88% , 01/16/35 .................. 500 512,730
Japan Bank for International Cooperation
2.25% , 11/04/26 .................. 2,626 2,561,469
1.63% , 01/20/27 .................. 365 351,438
2.88% , 06/01/27 .................. 4,029 3,937,040
2.88% , 07/21/27 .................. 1,370 1,336,537
4.63% , 07/22/27 .................. 1,000 1,008,611
4.38% , 10/05/27 .................. 120 120,598
2.75% , 11/16/27 .................. 1,580 1,532,655
4.63% , 07/19/28 .................. 1,385 1,405,466
3.25% , 07/20/28 .................. 1,775 1,734,099
3.50% , 10/31/28 .................. 904 887,864
2.13% , 02/16/29 .................. 1,465 1,367,473
2.00% , 10/17/29 .................. 680 623,424
1.25% , 01/21/31 .................. 2,220 1,897,585

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Japan (continued)
4.38% , 01/24/31 .................. USD 490 $ 492,900
1.88% , 04/15/31 .................. 4,240 3,729,740
4.63% , 04/17/34 .................. 1,060 1,066,762
Japan International Cooperation Agency
2.13% , 10/20/26 .................. 525 511,003
2.75% , 04/27/27 .................. 1,293 1,259,312
3.25% , 05/25/27 .................. 865 848,977
3.38% , 06/12/28 .................. 125 122,230
4.75% , 05/21/29 .................. 1,735 1,766,474
4.25% , 05/22/30 .................. 294 294,615
1.00% , 07/22/30 .................. 1,940 1,657,251
35,707,834
Kazakhstan — 0.0%
(e)
Baiterek National Managing Holding JSC ,
5.45% , 05/08/28 .................. 400 403,516
Development Bank of Kazakhstan JSC
5.25% , 10/23/29 .................. 400 405,057
5.63% , 04/07/30 .................. 600 610,588
Fund of National Welfare Samruk-Kazyna JSC ,
2.00% , 10/28/26 .................. 400 384,290
1,803,451
Malaysia — 0.0%
(e)
Export-Import Bank of Malaysia Bhd. , 1.83% ,
11/26/26 ........................ 400 385,991
Petroliam Nasional Bhd. , 7.63% , 10/15/26 ... 515 533,070
919,061
Mexico — 0.2%
Comision Federal de Electricidad
(e)
4.75% , 02/23/27 .................. 400 399,279
4.69% , 05/15/29 .................. 1,200 1,163,679
5.70% , 01/24/30 .................. 400 397,682
3.35% , 02/09/31 .................. 1,200 1,048,771
3.88% , 07/26/33 .................. 1,100 931,138
6.45% , 01/24/35 .................. 600 589,298
5.75% , 02/14/42 .................. 600 529,280
6.13% , 06/16/45
(c)
................. 600 532,495
4.68% , 02/09/51 .................. 600 420,071
6.26% , 02/15/52
(c)
................. 400 349,114
Petroleos Mexicanos
6.88% , 08/04/26
(c)
................. 2,350 2,360,621
6.49% , 01/23/27 .................. 1,530 1,530,605
6.50% , 03/13/27 .................. 4,063 4,060,109
5.35% , 02/12/28 .................. 1,982 1,934,044
6.50% , 01/23/29 .................. 1,250 1,244,882
8.75% , 06/02/29 .................. 2,000 2,109,022
6.84% , 01/23/30 .................. 2,200 2,165,329
5.95% , 01/28/31 .................. 3,696 3,430,409
6.70% , 02/16/32 .................. 6,400 6,099,418
10.00% , 02/07/33
(c)
................ 1,950 2,172,853
6.63% , 06/15/35
(c)
................. 2,720 2,425,245
6.50% , 06/02/41
(c)
................. 1,500 1,186,362
5.50% , 06/27/44
(c)
................. 755 540,712
6.38% , 01/23/45
(c)
................. 1,250 942,524
5.63% , 01/23/46
(c)
................. 700 496,097
6.75% , 09/21/47 .................. 5,200 4,020,560
6.35% , 02/12/48 .................. 1,570 1,164,929
7.69% , 01/23/50 .................. 7,600 6,442,999
6.95% , 01/28/60 .................. 3,689 2,839,973
53,527,500
Morocco — 0.0%
OCP SA
(e)
6.10% , 04/30/30 .................. 425 432,498
Security
Par (000)
Par (000) Value
Morocco (continued)
3.75% , 06/23/31 .................. USD 800 $ 722,468
6.75% , 05/02/34 .................. 1,200 1,250,023
6.70% , 03/01/36 .................. 1,095 1,107,851
6.88% , 04/25/44 .................. 600 585,646
5.13% , 06/23/51 .................. 1,000 769,687
7.50% , 05/02/54 .................. 800 808,108
5,676,281
Netherlands — 0.0%
BNG Bank NV
(d)
3.63% , 10/01/26 .................. 2,500 2,483,562
4.50% , 03/01/27 .................. 1,700 1,709,356
4.38% , 02/11/28 .................. 165 166,650
3.50% , 05/19/28 .................. 230 226,952
4.25% , 01/25/29 .................. 2,500 2,516,426
4.75% , 02/01/30 .................. 2,000 2,056,108
Nederlandse Financierings-Maatschappij voor
Ontwikkelingslanden NV
(e)
4.75% , 11/15/28 .................. 1,000 1,021,956
4.50% , 06/12/29 .................. 200 202,923
3.75% , 10/10/29 .................. 200 197,396
Nederlandse Waterschapsbank NV
(d)
4.00% , 06/01/28 .................. 535 534,863
4.38% , 02/28/29
(c)
................. 1,200 1,211,914
4.50% , 01/16/30
(c)
................. 405 412,039
1.00% , 05/28/30 .................. 55 47,637
12,787,782
Norway — 0.1%
Equinor ASA
3.00% , 04/06/27 .................. 901 884,014
7.25% , 09/23/27 .................. 444 469,764
4.25% , 06/02/28 .................. 365 365,326
3.63% , 09/10/28 .................. 1,598 1,568,906
6.50% , 12/01/28
(d)
................. 1,050 1,121,161
3.13% , 04/06/30 .................. 1,850 1,752,123
2.38% , 05/22/30 .................. 1,771 1,620,577
5.13% , 06/03/35 .................. 640 647,227
3.63% , 04/06/40 .................. 535 446,701
5.10% , 08/17/40 .................. 739 723,214
4.25% , 11/23/41 .................. 702 620,033
3.95% , 05/15/43 .................. 1,136 950,133
4.80% , 11/08/43 .................. 539 498,944
3.25% , 11/18/49 .................. 1,556 1,085,164
3.70% , 04/06/50 .................. 1,240 936,371
Kommunalbanken AS
(d)
1.50% , 01/20/27 .................. 739 711,017
4.00% , 01/19/28 .................. 4,550 4,550,969
4.25% , 01/24/29 .................. 1,300 1,309,349
3.63% , 09/04/29 .................. 1,500 1,476,852
1.13% , 06/14/30 .................. 705 613,921
4.13% , 08/29/30 .................. 632 634,181
22,985,947
Pakistan — 0.0%
Pakistan Water & Power Development
Authority , 7.50% , 06/04/31
(e)
.......... 400 355,796
Panama — 0.0%
(e)
Aeropuerto Internacional de Tocumen SA
4.00% , 08/11/41 .................. 400 307,631
5.13% , 08/11/61 .................. 1,400 1,005,008
Autoridad del Canal de Panama , 4.95% ,
07/29/35 ....................... 200 188,932

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Panama (continued)
Empresa de Transmision Electrica SA , 5.13% ,
05/02/49 ....................... USD 400 $ 289,852
1,791,423
Peru — 0.0%
(e)
Corp. Financiera de Desarrollo SA
2.40% , 09/28/27 .................. 400 379,479
5.95% , 04/30/29 .................. 400 412,122
5.50% , 05/06/30 .................. 200 202,176
Fondo MIVIVIENDA SA , 4.63% , 04/12/27 ... 550 549,446
Petroleos del Peru SA
4.75% , 06/19/32 .................. 800 638,521
5.63% , 06/19/47
(c)
................. 2,000 1,336,248
3,517,992
Philippines — 0.0%
Bangko Sentral ng Pilipinas International Bond ,
8.60% , 06/15/27 .................. 387 416,816
Development Bank of the Philippines , 2.38% ,
03/11/31
(e)
...................... 400 356,623
ROP Sukuk Trust , 5.05% , 06/06/29
(e)
....... 800 815,875
1,589,314
Poland — 0.0%
Bank Gospodarstwa Krajowego
(e)
6.25% , 10/31/28 .................. 1,000 1,053,698
5.38% , 05/22/33 .................. 1,600 1,617,515
5.75% , 07/09/34 .................. 1,600 1,650,788
6.25% , 07/09/54 .................. 1,800 1,788,429
6,110,430
Qatar — 0.0%
QatarEnergy
(e)
1.38% , 09/12/26 .................. 1,400 1,352,038
2.25% , 07/12/31 .................. 3,400 2,985,674
3.13% , 07/12/41 .................. 3,400 2,528,121
3.30% , 07/12/51 .................. 4,000 2,704,433
9,570,266
Republic of Turkiye — 0.0%
(e)
Turkiye Ihracat Kredi Bankasi A/S
9.00% , 01/28/27 .................. 600 628,588
7.50% , 02/06/28 .................. 400 410,910
Turkiye Vakiflar Bankasi TAO
5.50% , 10/01/26 .................. 400 399,728
9.00% , 10/12/28 .................. 800 854,028
6.88% , 01/07/30 .................. 400 399,068
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.67%), 8.99% ,
10/05/34
(g)
.................... 800 832,582
Turkiye Varlik Fonu Yonetimi A/S , 8.25% ,
02/14/29 ....................... 400 419,303
3,944,207
Saudi Arabia — 0.1%
KSA Sukuk Ltd.
(e)
5.25% , 06/04/27 .................. 1,200 1,216,369
5.25% , 06/04/30 .................. 1,400 1,442,928
5.25% , 06/04/34 .................. 2,200 2,257,362
Saudi Arabian Oil Co.
3.50% , 04/16/29
(e)
................. 3,000 2,896,948
4.75% , 06/02/30
(d)
................. 600 603,569
4.75% , 06/02/30
(e)
................. 400 402,380
2.25% , 11/24/30
(e)
................. 2,000 1,786,117
5.25% , 07/17/34
(e)
................. 2,000 2,021,142
5.38% , 06/02/35
(d)
................. 600 606,665
5.38% , 06/02/35
(e)
................. 400 404,443
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
4.25% , 04/16/39
(e)
................. USD 2,800 $ 2,477,984
4.38% , 04/16/49
(e)
................. 2,700 2,134,277
3.25% , 11/24/50
(e)
................. 2,200 1,400,617
5.75% , 07/17/54
(e)
................. 2,000 1,876,936
6.38% , 06/02/55
(d)
................. 1,200 1,212,155
6.38% , 06/02/55
(e)
................. 600 606,077
5.88% , 07/17/64
(e)
................. 2,000 1,858,960
3.50% , 11/24/70
(e)
................. 2,200 1,324,251
SRC Sukuk Ltd.
(e)
5.00% , 02/27/28 .................. 1,000 1,009,679
5.38% , 02/27/35 .................. 1,000 1,017,871
28,556,730
Serbia — 0.0%
Telecommunications co Telekom Srbija AD
Belgrade , 7.00% , 10/28/29
(e)
.......... 800 801,643
Singapore — 0.0%
Clifford Capital Credit Solutions Pte. Ltd.
(e)
3.38% , 03/07/28 .................. 200 195,479
4.78% , 01/14/30 .................. 200 204,605
400,084
South Africa — 0.0%
Eskom Holdings SOC Ltd.
(e)
4.31% , 07/23/27 .................. 400 391,132
6.35% , 08/10/28 .................. 1,040 1,058,161
1,449,293
South Korea — 0.2%
Export-Import Bank of Korea
3.25% , 08/12/26 .................. 800 791,335
1.13% , 12/29/26 .................. 800 765,011
4.63% , 01/11/27 .................. 800 803,368
1.63% , 01/18/27 .................. 1,000 962,116
2.38% , 04/21/27 .................. 600 581,051
4.00% , 09/11/27 .................. 800 794,585
4.25% , 09/15/27 .................. 1,000 998,490
4.13% , 10/17/27 .................. 200 199,345
5.00% , 01/11/28 .................. 1,600 1,625,446
4.63% , 01/14/28 .................. 800 806,358
5.13% , 09/18/28 .................. 1,000 1,024,235
1.75% , 10/19/28
(e)
................. 800 739,888
(1-day SOFR + 0.88%), 5.22% , 11/21/28
(e) (g)
650 657,473
4.50% , 01/11/29 .................. 800 805,266
4.00% , 09/11/29
(c)
................. 800 791,383
(1-day SOFR + 0.82%), 5.15% , 09/11/29
(g)
600 606,164
4.88% , 01/14/30 .................. 1,000 1,023,736
1.25% , 09/21/30 .................. 600 516,289
1.38% , 02/09/31
(c)
................. 600 514,487
2.13% , 01/18/32
(c)
................. 400 345,194
4.50% , 09/15/32 .................. 800 794,687
5.13% , 01/11/33 .................. 800 820,798
4.63% , 06/07/33
(e)
................. 400 398,892
5.13% , 09/18/33 .................. 600 617,068
4.63% , 01/11/34
(c)
................. 600 597,944
5.25% , 01/14/35 .................. 400 417,274
2.50% , 06/29/41 .................. 400 282,876
Industrial Bank of Korea
(1-day SOFR + 0.58%), 4.88% , 06/24/28
(d) (g)
400 401,206
5.38% , 10/04/28
(e)
................. 600 618,379
4.00% , 09/30/29
(c) (e)
................ 400 395,307
Korea Development Bank (The)
1.00% , 09/09/26 .................. 810 780,487
2.00% , 09/12/26 .................. 200 194,850
5.38% , 10/23/26 .................. 600 606,973

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Korea (continued)
4.63% , 02/15/27 .................. USD 1,800 $ 1,807,810
2.25% , 02/24/27 .................. 200 193,744
1.38% , 04/25/27 .................. 800 760,868
4.75% , 06/26/27
(e)
................. 1,000 1,007,665
4.13% , 10/16/27 .................. 400 398,382
4.63% , 02/03/28 .................. 800 806,256
4.38% , 02/15/28 .................. 1,200 1,202,592
5.38% , 10/23/28 .................. 600 619,697
4.50% , 02/15/29
(c)
................. 1,200 1,209,334
4.88% , 02/03/30 .................. 1,200 1,228,160
(1-day SOFR + 0.76%), 5.11% , 02/03/30
(g)
800 805,866
1.63% , 01/19/31 .................. 300 261,154
2.00% , 04/01/31
(e)
................. 200 177,043
2.00% , 10/25/31 .................. 400 349,824
4.25% , 09/08/32 .................. 400 391,382
4.38% , 02/15/33 .................. 800 783,327
5.63% , 10/23/33 .................. 600 638,362
Korea Electric Power Corp.
(e)
1.13% , 09/24/26 .................. 400 385,036
4.88% , 01/31/27 .................. 1,200 1,206,635
4.00% , 06/14/27 .................. 400 396,568
4.75% , 02/13/28 .................. 400 402,611
5.50% , 04/06/28 .................. 200 205,115
Korea Expressway Corp. , 5.00% , 05/14/27
(e)
. 400 404,117
Korea Gas Corp.
3.88% , 07/13/27
(e)
................. 400 395,931
3.13% , 07/20/27
(e)
................. 200 195,108
4.88% , 07/05/28
(e)
................. 400 404,900
5.00% , 07/08/29
(e)
................. 600 612,689
2.88% , 07/16/29
(e)
................. 700 662,455
2.00% , 07/13/31
(e)
................. 600 523,535
6.25% , 01/20/42
(d)
................. 600 651,445
Korea Housing Finance Corp.
(e)
5.38% , 11/15/26 .................. 400 404,851
4.88% , 08/27/27 .................. 400 403,685
4.63% , 02/24/28
(c)
................. 1,000 1,005,577
4.13% , 03/12/28 .................. 600 596,180
5.13% , 01/21/30 .................. 200 206,198
4.63% , 02/24/33 .................. 400 394,416
Korea Hydro & Nuclear Power Co. Ltd.
(e)
3.13% , 07/25/27 .................. 400 389,953
4.25% , 07/27/27 .................. 600 597,736
5.00% , 07/18/28 .................. 400 405,700
4.63% , 07/29/29 .................. 600 602,071
Korea Land & Housing Corp.
(e)
4.25% , 05/28/27 .................. 400 399,008
4.25% , 10/22/27 .................. 400 398,504
Korea Mine Rehabilitation & Mineral Resources
Corp.
(e)
4.13% , 04/20/27 .................. 400 396,636
5.38% , 05/11/28 .................. 400 408,053
5.13% , 05/08/29 .................. 400 407,237
Korea National Oil Corp.
(e)
2.50% , 10/24/26 .................. 200 195,237
5.25% , 11/14/26 .................. 200 201,765
(1-day SOFR + 1.08%), 5.42% , 11/14/26
(g)
800 805,176
3.38% , 03/27/27 .................. 400 392,950
4.88% , 04/03/27 .................. 600 603,637
2.13% , 04/18/27 .................. 600 576,672
4.13% , 09/30/27 .................. 200 198,439
4.63% , 03/31/28 .................. 200 200,551
4.88% , 04/03/28 .................. 600 605,639
4.88% , 04/03/29 .................. 600 608,031
4.25% , 09/30/29 .................. 400 396,341
4.75% , 03/31/30 .................. 200 202,285
Security
Par (000)
Par (000) Value
South Korea (continued)
1.63% , 10/05/30 .................. USD 800 $ 695,530
2.38% , 04/07/31 .................. 400 357,804
2.63% , 04/18/32 .................. 200 176,531
Korea Railroad Corp. , 4.38% , 05/27/28
(e)
.... 400 399,360
Korea SMEs & Startups Agency , 2.13% ,
08/30/26
(e)
...................... 400 389,845
Korea Water Resources Corp. , 4.38% ,
05/21/27
(e)
...................... 200 200,104
55,587,274
Supranational — 1.2%
Africa Finance Corp.
2.88% , 04/28/28
(d)
................. 600 561,641
5.55% , 10/08/29
(d)
................. 400 404,116
3.75% , 10/30/29
(e)
................. 600 562,621
African Development Bank
4.63% , 01/04/27 .................. 2,385 2,402,078
4.13% , 02/25/27 .................. 1,670 1,671,005
4.38% , 11/03/27 .................. 2,355 2,374,682
4.38% , 03/14/28 .................. 2,324 2,349,937
3.88% , 06/12/28 .................. 55 54,939
3.50% , 09/18/29 .................. 635 623,081
4.00% , 03/18/30 .................. 2,075 2,076,143
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.58%),
5.75%
(g) (i)
..................... 1,000 987,850
African Export-Import Bank (The)
3.99% , 09/21/29
(d)
................. 700 642,309
3.80% , 05/17/31
(d)
................. 925 803,876
4.50% , 06/12/35 .................. 300 301,776
Arab Energy Fund  (The)
(d)
1.48% , 10/06/26 .................. 70 67,561
5.43% , 05/02/29 .................. 655 674,821
Asian Development Bank
1.75% , 08/14/26 .................. 1,005 980,408
2.63% , 01/12/27 .................. 1,234 1,208,876
4.13% , 01/12/27 .................. 3,300 3,301,782
1.50% , 01/20/27 .................. 3,740 3,603,307
2.38% , 08/10/27 .................. 600 581,397
6.22% , 08/15/27 .................. 368 381,384
3.13% , 08/20/27
(c)
................. 4,435 4,361,216
2.50% , 11/02/27 .................. 2,003 1,939,882
4.38% , 01/14/28 .................. 675 682,237
2.75% , 01/19/28 .................. 1,255 1,220,817
3.75% , 04/25/28
(c)
................. 3,309 3,294,419
1.25% , 06/09/28 .................. 1,905 1,768,584
5.82% , 06/16/28 .................. 785 823,550
4.50% , 08/25/28 .................. 3,495 3,552,270
3.13% , 09/26/28 .................. 808 788,824
4.88% , 09/26/28 .................. 55 55,167
6.38% , 10/01/28
(c)
................. 670 709,784
4.38% , 03/06/29
(c)
................. 3,497 3,546,197
1.88% , 03/15/29 .................. 545 506,987
4.95% , 04/12/29 .................. 95 94,855
3.63% , 08/28/29 .................. 2,580 2,547,965
1.75% , 09/19/29 .................. 2,671 2,446,167
1.88% , 01/24/30 .................. 4,721 4,317,720
4.75% , 02/12/30 .................. 15 15,063
4.13% , 05/30/30
(c)
................. 1,675 1,685,556
0.75% , 10/08/30 .................. 2,530 2,145,065
1.50% , 03/04/31 .................. 1,295 1,129,774
3.13% , 04/27/32 .................. 635 595,932
3.88% , 09/28/32 .................. 690 676,076
4.00% , 01/12/33 .................. 3,085 3,039,331
3.88% , 06/14/33
(c)
................. 9,550 9,304,652

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Supranational (continued)
4.13% , 01/12/34 .................. USD 924 $ 910,755
4.38% , 03/22/35 .................. 1,505 1,505,363
Asian Infrastructure Investment Bank (The)
4.88% , 09/14/26 .................. 1,975 1,990,394
4.00% , 01/15/27
(e)
................. 155 154,781
3.75% , 09/14/27 .................. 1,430 1,423,541
4.00% , 01/18/28 .................. 2,210 2,213,908
4.13% , 01/18/29 .................. 2,662 2,675,723
4.50% , 01/16/30 .................. 1,155 1,179,621
4.25% , 03/13/34 .................. 2,415 2,400,032
4.50% , 05/21/35 .................. 555 560,624
Banque Ouest Africaine de Developpement
(d)
5.00% , 07/27/27
(c)
................. 655 645,569
4.70% , 10/22/31 .................. 200 183,082
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.22%), 8.20% ,
02/13/55
(g)
.................... 525 531,119
Corp. Andina de Fomento
2.25% , 02/08/27 .................. 905 877,136
6.00% , 04/26/27 .................. 1,725 1,771,830
4.13% , 01/07/28 .................. 1,060 1,056,940
5.00% , 01/24/29 .................. 2,174 2,222,831
5.00% , 01/22/30 .................. 60 61,581
Council of Europe Development Bank
0.88% , 09/22/26 .................. 1,245 1,200,404
4.63% , 06/11/27 .................. 815 823,182
3.63% , 01/26/28 .................. 450 446,646
3.63% , 05/08/28 .................. 40 39,696
4.13% , 01/24/29 .................. 1,725 1,732,836
4.50% , 01/15/30 .................. 660 673,524
European Bank for Reconstruction &
Development
4.38% , 03/09/28 .................. 1,995 2,016,424
4.13% , 01/25/29 .................. 2,950 2,967,413
4.25% , 03/13/34 .................. 1,740 1,727,439
European Investment Bank
0.75% , 10/26/26 .................. 1,353 1,298,428
0.00% , 11/06/26
(k)
................. 230 218,494
1.38% , 03/15/27 .................. 3,065 2,938,936
4.38% , 03/19/27 .................. 3,490 3,509,297
2.38% , 05/24/27 .................. 2,030 1,972,075
0.63% , 10/21/27 .................. 635 590,469
3.25% , 11/15/27 .................. 1,428 1,406,242
3.88% , 03/15/28 .................. 3,230 3,227,221
4.50% , 10/16/28 .................. 3,877 3,944,081
4.00% , 02/15/29 .................. 6,555 6,570,131
1.75% , 03/15/29 .................. 1,530 1,417,535
4.75% , 06/15/29 .................. 5,345 5,498,697
1.63% , 10/09/29 .................. 1,207 1,099,560
3.75% , 11/15/29 .................. 5,125 5,084,292
4.50% , 03/14/30 .................. 865 884,527
0.88% , 05/17/30 .................. 1,345 1,164,767
3.63% , 07/15/30 .................. 3,310 3,258,432
0.75% , 09/23/30 .................. 2,406 2,045,561
1.25% , 02/14/31 .................. 3,260 2,814,018
1.63% , 05/13/31 .................. 565 494,876
4.38% , 10/10/31 .................. 4,140 4,208,231
4.25% , 08/16/32 .................. 1,525 1,531,412
3.75% , 02/14/33 .................. 10,660 10,351,803
4.13% , 02/13/34 .................. 3,750 3,705,318
4.63% , 02/12/35
(c)
................. 1,500 1,530,621
4.88% , 02/15/36 .................. 1,400 1,452,525
Inter-American Development Bank
1.50% , 01/13/27 .................. 5,810 5,600,724
4.38% , 02/01/27 .................. 1,625 1,631,949
Security
Par (000)
Par (000) Value
Supranational (continued)
2.38% , 07/07/27 .................. USD 2,210 $ 2,143,854
0.63% , 09/16/27 .................. 1,620 1,510,265
4.00% , 01/12/28 .................. 2,470 2,473,946
1.13% , 07/20/28 .................. 3,448 3,178,922
3.13% , 09/18/28 .................. 2,851 2,782,504
4.13% , 02/15/29
(c)
................. 3,845 3,866,423
2.25% , 06/18/29 .................. 3,558 3,339,379
3.50% , 09/14/29
(c)
................. 2,525 2,479,015
4.50% , 02/15/30 .................. 1,280 1,307,698
3.75% , 06/14/30
(c)
................. 660 653,197
1.13% , 01/13/31 .................. 5,115 4,386,461
3.63% , 09/17/31
(c)
................. 665 646,949
3.50% , 04/12/33 .................. 10,630 10,102,886
4.50% , 09/13/33 .................. 1,700 1,722,864
4.38% , 07/17/34
(c)
................. 3,110 3,116,781
4.38% , 07/16/35 .................. 1,680 1,675,048
3.88% , 10/28/41 .................. 1,089 956,770
3.20% , 08/07/42 .................. 280 223,488
4.38% , 01/24/44 .................. 958 884,128
Inter-American Investment Corp.
3.63% , 02/17/27 .................. 320 317,383
4.13% , 02/15/28 .................. 1,410 1,413,263
4.75% , 09/19/28 .................. 1,055 1,076,931
4.25% , 02/14/29 .................. 1,485 1,493,681
4.25% , 04/01/30 .................. 1,335 1,343,402
International Bank for Reconstruction &
Development
4.00% , 08/27/26 .................. 3,255 3,249,062
1.88% , 10/27/26 .................. 2,931 2,851,574
3.13% , 06/15/27 .................. 5,069 4,990,507
2.50% , 11/22/27 .................. 3,156 3,054,653
0.75% , 11/24/27 .................. 4,638 4,310,577
1.38% , 04/20/28
(c)
................. 3,620 3,383,413
3.63% , 05/05/28
(c)
................. 335 332,582
4.50% , 06/26/28 .................. 10,175 10,184,943
3.50% , 07/12/28 .................. 4,066 4,017,854
4.63% , 08/01/28 .................. 4,039 4,117,030
1.13% , 09/13/28 .................. 4,492 4,124,694
3.63% , 09/21/29 .................. 3,425 3,378,711
3.88% , 10/16/29 .................. 2,605 2,594,280
1.75% , 10/23/29 .................. 2,989 2,731,612
3.88% , 02/14/30 .................. 5,845 5,822,844
4.13% , 03/20/30 .................. 3,280 3,301,709
0.88% , 05/14/30 .................. 4,448 3,850,686
4.00% , 07/25/30
(c)
................. 3,405 3,406,183
0.75% , 08/26/30 .................. 4,025 3,428,620
4.00% , 01/10/31 .................. 5,420 5,405,083
1.25% , 02/10/31 .................. 4,040 3,480,879
4.50% , 04/10/31 .................. 3,500 3,573,204
1.63% , 11/03/31 .................. 6,212 5,353,718
4.63% , 01/15/32
(c)
................. 1,555 1,596,535
2.50% , 03/29/32 .................. 1,435 1,296,728
4.00% , 05/06/32 .................. 530 524,391
4.75% , 11/14/33 .................. 3,535 3,643,787
5.10% , 04/05/34 .................. 50 49,901
5.75% , 05/02/34 .................. 20 20,207
3.88% , 08/28/34 .................. 9,225 8,896,686
4.75% , 02/15/35
(c)
................. 2,118 2,172,929
International Development Association
0.75% , 06/10/27
(e)
................. 490 461,372
4.88% , 11/01/28
(d)
................. 2,335 2,397,470
4.38% , 06/11/29
(d)
................. 4,425 4,481,713
4.38% , 11/27/29
(d)
................. 2,835 2,873,771
4.00% , 06/11/30
(d)
................. 55 54,940
1.00% , 12/03/30
(d)
................. 35 29,890

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Supranational (continued)
3.75% , 09/12/31
(d)
................. USD 215 $ 210,071
4.50% , 02/12/35
(d)
................. 1,050 1,054,877
International Finance Corp.
0.75% , 10/08/26 .................. 2,789 2,680,840
4.38% , 01/15/27 .................. 1,050 1,054,251
4.50% , 01/21/28 .................. 60 60,819
4.50% , 07/13/28 .................. 2,315 2,351,520
4.25% , 07/02/29 .................. 1,210 1,222,121
3.88% , 07/02/30 .................. 90 89,577
0.75% , 08/27/30
(c)
................. 1,735 1,477,564
International Finance Facility for Immunisation
Co. , 4.13% , 10/29/27
(e)
.............. 360 360,320
New Development Bank (The) , 4.68% ,
11/07/27
(e)
...................... 1,200 1,209,143
Nordic Investment Bank
3.38% , 09/08/27 .................. 370 365,672
4.38% , 03/14/28 .................. 1,385 1,400,374
4.25% , 02/28/29 .................. 1,015 1,024,442
3.75% , 05/09/30 .................. 400 396,033
378,803,896
Sweden — 0.0%
Kommuninvest I Sverige AB , 3.50% , 08/25/27
(d)
200 197,887
Svensk Exportkredit AB
2.25% , 03/22/27 .................. 1,585 1,536,948
3.75% , 09/13/27 .................. 1,200 1,192,579
4.13% , 06/14/28 .................. 1,430 1,434,100
4.25% , 02/01/29 .................. 985 991,126
4.88% , 10/04/30 .................. 1,330 1,374,571
6,727,211
Thailand — 0.0%
Export-Import Bank of Thailand
(e)
3.90% , 06/02/27 .................. 200 197,334
5.35% , 05/16/29 .................. 600 616,775
814,109
Ukraine — 0.0%
NPC Ukrenergo , 6.88% , 11/09/28
(a) (e) (f)
...... 600 481,946
United Arab Emirates — 0.0%
(e)
Abu Dhabi Future Energy Co. Pjsc Masdar
4.88% , 05/21/30 .................. 200 202,324
5.38% , 05/21/35 .................. 200 204,290
Abu Dhabi Future Energy Co. PJSC Masdar
4.88% , 07/25/29 .................. 600 606,889
4.88% , 07/25/33 .................. 800 794,888
5.25% , 07/25/34 .................. 400 407,573
Finance Department Government of Sharjah
6.50% , 11/23/32 .................. 800 845,573
3.63% , 03/10/33 .................. 1,000 870,422
6.13% , 03/06/36 .................. 1,000 1,012,515
4.00% , 07/28/50 .................. 1,000 647,743
4.38% , 03/10/51 .................. 400 273,970
RAK Capital , 5.00% , 03/12/35 ........... 800 813,309
6,679,496
United Kingdom — 0.0%
Bank of England Euro Note , 4.50% , 03/05/27
(d)
230 231,456
Uzbekistan — 0.0%
Uzbekneftegaz JSC , 8.75% , 05/07/30
(e)
..... 800 837,088
Total Foreign Agency Obligations — 2 .9%
(Cost: $ 962,028,283 ) .............................. 944,915,125
Security
Par (000)
Par (000) Value
Foreign Government Obligations
Angola — 0.0%
Republic of Angola
(e)
8.25% , 05/09/28 .................. USD 1,800 $ 1,741,661
8.00% , 11/26/29 .................. 1,800 1,679,328
8.75% , 04/14/32 .................. 1,800 1,633,101
9.38% , 05/08/48 .................. 1,600 1,295,455
9.13% , 11/26/49 .................. 1,200 947,503
7,297,048
Argentina — 0.2%
Argentine Republic (The)
1.00% , 07/09/29 .................. 3,267 2,613,888
0.75% , 07/09/30
(j)
................. 22,534 17,175,082
4.12% , 07/09/35
(j)
................. 31,938 20,767,504
0.13% , 01/09/38
(j)
................. 2,786 1,884,273
5.00% , 01/09/38
(c) (j)
................ 12,569 8,781,478
3.50% , 07/09/41
(j)
................. 11,630 7,053,005
4.12% , 07/09/46
(c) (j)
................ 2,315 1,475,950
Ciudad Autonoma De Buenos Aires , 7.50% ,
06/01/27
(e)
...................... 600 606,432
Provincia de Buenos Aires
(e)(j)
5.88% , 09/01/37 .................. 750 456,149
6.63% , 09/01/37 .................. 5,598 3,960,660
64,774,421
Armenia — 0.0%
Republic of Armenia , 6.75% , 03/12/35
(e)
..... 400 391,253
Azerbaijan — 0.0%
Republic of Azerbaijan
(e)
5.13% , 09/01/29 .................. 200 199,977
3.50% , 09/01/32 .................. 950 864,598
1,064,575
Bahamas — 0.0%
Commonwealth of the Bahamas
8.95% , 10/15/32
(e)
................. 10 10,626
8.25% , 06/24/36
(d)
................. 800 811,706
822,332
Bahrain — 0.1%
(e)
CBB International Sukuk Programme Co. WLL
4.50% , 03/30/27 .................. 1,000 982,992
3.95% , 09/16/27 .................. 1,200 1,158,643
3.88% , 05/18/29 .................. 1,200 1,131,559
6.25% , 10/18/30 .................. 600 615,750
6.00% , 02/12/31 .................. 1,000 1,020,019
5.88% , 06/05/32 .................. 1,200 1,210,533
6.25% , 07/07/33 .................. 1,200 1,210,051
Kingdom of Bahrain
4.25% , 01/25/28 .................. 600 579,922
7.00% , 10/12/28 .................. 1,400 1,445,623
6.75% , 09/20/29 .................. 1,400 1,435,382
7.38% , 05/14/30 .................. 1,100 1,155,047
5.63% , 09/30/31 .................. 1,000 963,991
5.45% , 09/16/32 .................. 1,200 1,132,319
5.25% , 01/25/33 .................. 1,400 1,302,699
5.63% , 05/18/34 .................. 1,600 1,492,390
7.75% , 04/18/35 .................. 1,000 1,072,193
7.50% , 02/12/36 .................. 1,000 1,052,197
7.50% , 07/07/37 .................. 400 417,597
6.00% , 09/19/44 .................. 1,000 858,237
7.50% , 09/20/47 .................. 1,000 1,017,341
6.25% , 01/25/51 .................. 400 344,146
21,598,631

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Belgium — 0.0%
Kingdom of Belgium , 4.88% , 06/10/55
(e)
..... USD 1,200 $ 1,073,272
Benin — 0.0%
Benin Government Bond , 7.96% , 02/13/38
(e)
.. 800 773,121
Bermuda — 0.0%
Bermuda Government Bond
(e)
3.72% , 01/25/27 .................. 125 123,169
4.75% , 02/15/29 .................. 215 216,252
2.38% , 08/20/30 .................. 1,145 1,020,584
5.00% , 07/15/32 .................. 1,195 1,185,034
3.38% , 08/20/50
(c)
................. 760 507,923
3,052,962
Bolivia, Plurinational State of — 0.0%
Plurinational State of Bolivia
(e)
4.50% , 03/20/28 .................. 1,000 759,797
7.50% , 03/02/30
(c)
................. 800 607,684
1,367,481
Brazil — 0.1%
Federative Republic of Brazil
10.13% , 05/15/27 ................. 797 873,534
4.63% , 01/13/28 .................. 3,000 2,987,931
4.50% , 05/30/29 .................. 1,800 1,761,955
3.88% , 06/12/30 .................. 3,000 2,827,574
5.50% , 11/06/30 .................. 1,400 1,402,026
6.25% , 03/18/31 .................. 1,900 1,953,390
3.75% , 09/12/31
(c)
................. 1,600 1,435,819
6.13% , 01/22/32 .................. 1,800 1,830,458
6.00% , 10/20/33 .................. 2,200 2,175,249
8.25% , 01/20/34 .................. 1,575 1,799,420
6.13% , 03/15/34 .................. 2,200 2,176,685
6.63% , 03/15/35 .................. 3,000 3,012,886
7.13% , 01/20/37 .................. 1,500 1,610,917
5.63% , 01/07/41 .................. 2,200 1,963,388
5.00% , 01/27/45 .................. 3,200 2,421,237
5.63% , 02/21/47 .................. 2,800 2,274,118
4.75% , 01/14/50 .................. 3,900 2,744,397
7.13% , 05/13/54 .................. 2,400 2,304,262
37,555,246
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% , 03/05/37
(e)
1,400 1,361,157
Canada — 0.2%
Canadian Government Bond
3.75% , 04/26/28 .................. 540 537,853
4.63% , 04/30/29 .................. 2,770 2,833,358
4.00% , 03/18/30 .................. 2,255 2,258,210
Province of Alberta
2.05% , 08/17/26
(d)
................. 285 278,592
3.30% , 03/15/28 .................. 3,020 2,962,737
1.30% , 07/22/30
(c)
................. 2,870 2,504,687
4.50% , 01/24/34 .................. 380 377,775
Province of British Columbia
4.80% , 11/15/28 .................. 1,700 1,738,201
4.90% , 04/24/29 .................. 2,415 2,480,761
1.30% , 01/29/31 .................. 1,030 882,119
4.20% , 07/06/33 .................. 2,060 2,013,012
4.75% , 06/12/34 .................. 2,320 2,339,693
4.80% , 06/11/35 .................. 1,380 1,387,068
7.25% , 09/01/36 .................. 250 299,699
Province of Manitoba
1.50% , 10/25/28 .................. 275 253,764
4.30% , 07/27/33 .................. 10 9,807
4.90% , 05/31/34 .................. 1,800 1,829,250
Province of New Brunswick , 3.63% , 02/24/28 . 940 928,527
Security
Par (000)
Par (000) Value
Canada (continued)
Province of Ontario
3.10% , 05/19/27 .................. USD 400 $ 393,018
1.05% , 05/21/27 .................. 410 388,618
4.20% , 01/18/29 .................. 2,640 2,652,722
3.70% , 09/17/29 .................. 2,000 1,970,009
2.00% , 10/02/29 .................. 2,233 2,055,422
4.70% , 01/15/30 .................. 290 297,048
1.13% , 10/07/30 .................. 3,085 2,651,077
1.60% , 02/25/31 .................. 1,420 1,236,601
1.80% , 10/14/31 .................. 785 677,249
2.13% , 01/21/32 .................. 1,630 1,424,788
5.05% , 04/24/34 .................. 1,700 1,753,238
4.85% , 06/11/35 .................. 680 687,365
Province of Quebec
2.75% , 04/12/27 .................. 3,862 3,773,188
3.63% , 04/13/28 .................. 1,055 1,044,182
4.50% , 04/03/29 .................. 3,535 3,586,401
7.50% , 09/15/29 .................. 743 836,366
1.35% , 05/28/30 .................. 2,330 2,049,216
1.90% , 04/21/31 .................. 1,225 1,078,872
4.50% , 09/08/33 .................. 1,085 1,080,226
4.25% , 09/05/34 .................. 2,100 2,038,692
Province of Saskatchewan
3.25% , 06/08/27 .................. 265 260,770
4.65% , 01/28/30 .................. 415 424,074
58,274,255
Chile — 0.1%
Republic of Chile
2.75% , 01/31/27 .................. 1,000 975,614
3.24% , 02/06/28 .................. 2,000 1,944,333
4.85% , 01/22/29 .................. 1,800 1,822,347
2.45% , 01/31/31 .................. 1,600 1,429,324
2.55% , 01/27/32 .................. 1,400 1,226,307
2.55% , 07/27/33 .................. 2,200 1,853,657
3.50% , 01/31/34 .................. 1,400 1,255,615
4.95% , 01/05/36 .................. 2,011 1,969,638
5.65% , 01/13/37 .................. 1,000 1,032,809
3.10% , 05/07/41 .................. 2,700 1,994,961
4.34% , 03/07/42 .................. 2,000 1,724,487
3.63% , 10/30/42 .................. 150 120,612
3.86% , 06/21/47 .................. 1,200 922,462
3.50% , 01/25/50 .................. 2,050 1,445,924
4.00% , 01/31/52 .................. 1,000 762,649
3.50% , 04/15/53 .................. 1,400 970,356
5.33% , 01/05/54
(c)
................. 1,447 1,358,372
3.10% , 01/22/61 .................. 1,804 1,083,546
3.25% , 09/21/71 .................. 1,000 602,951
24,495,964
China — 0.0%
People's Republic of China
(e)
1.25% , 10/26/26 .................. 1,600 1,549,898
2.63% , 11/02/27 .................. 1,000 978,345
4.13% , 11/20/27 .................. 600 607,210
3.50% , 10/19/28 .................. 800 796,564
4.25% , 11/20/29 .................. 600 616,384
2.13% , 12/03/29 .................. 2,000 1,886,649
1.20% , 10/21/30 .................. 1,800 1,597,831
1.75% , 10/26/31
(c)
................. 1,000 897,888
2.75% , 12/03/39 .................. 1,100 939,198
4.00% , 10/19/48 .................. 400 369,020
2.25% , 10/21/50
(c)
................. 600 396,628
2.50% , 10/26/51 .................. 600 415,601
11,051,216

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colombia — 0.1%
Republic of Colombia
3.88% , 04/25/27 .................. USD 1,862 $ 1,825,666
4.50% , 03/15/29 .................. 1,600 1,531,863
3.00% , 01/30/30 .................. 1,425 1,251,580
7.38% , 04/25/30 .................. 1,600 1,676,314
3.13% , 04/15/31 .................. 2,400 2,016,705
3.25% , 04/22/32 .................. 2,000 1,622,247
8.00% , 04/20/33 .................. 1,559 1,639,601
7.50% , 02/02/34 .................. 2,202 2,235,177
8.50% , 04/25/35 .................. 1,600 1,692,657
8.00% , 11/14/35 .................. 2,000 2,051,968
7.75% , 11/07/36 .................. 1,800 1,796,014
7.38% , 09/18/37
(c)
................. 1,700 1,656,112
6.13% , 01/18/41 .................. 2,650 2,219,263
4.13% , 02/22/42 .................. 1,000 654,949
5.63% , 02/26/44 .................. 2,600 1,974,430
5.00% , 06/15/45 .................. 4,200 2,931,608
5.20% , 05/15/49 .................. 2,800 1,933,002
4.13% , 05/15/51
(c)
................. 1,600 952,585
8.75% , 11/14/53 .................. 1,800 1,827,881
8.38% , 11/07/54 .................. 1,600 1,558,384
3.88% , 02/15/61
(c)
................. 1,200 656,634
35,704,640
Costa Rica — 0.0%
Republic of Costa Rica
(e)
6.13% , 02/19/31 .................. 1,200 1,234,124
6.55% , 04/03/34 .................. 1,400 1,459,538
5.63% , 04/30/43
(c)
................. 600 537,803
7.00% , 04/04/44 .................. 800 816,791
7.16% , 03/12/45 .................. 1,600 1,654,625
7.30% , 11/13/54
(c)
................. 1,300 1,349,919
7,052,800
Dominican Republic — 0.1%
Dominican Republic Government Bond
(e)
5.95% , 01/25/27 .................. 1,700 1,715,230
6.00% , 07/19/28 .................. 1,200 1,221,808
5.50% , 02/22/29 .................. 1,750 1,747,837
4.50% , 01/30/30 .................. 2,100 2,003,049
7.05% , 02/03/31
(c)
................. 1,200 1,262,668
4.88% , 09/23/32 .................. 2,750 2,543,440
6.00% , 02/22/33 .................. 1,850 1,838,869
6.60% , 06/01/36
(c)
................. 1,000 1,014,566
6.95% , 03/15/37 .................. 1,650 1,691,193
5.30% , 01/21/41 .................. 1,200 1,038,872
7.45% , 04/30/44 .................. 1,400 1,474,721
6.85% , 01/27/45 .................. 1,900 1,900,413
6.50% , 02/15/48
(c)
................. 1,150 1,103,276
6.40% , 06/05/49 .................. 1,500 1,427,457
7.15% , 02/24/55 .................. 1,015 1,031,115
5.88% , 01/30/60 .................. 3,050 2,566,030
25,580,544
Ecuador — 0.0%
Amazon Conservation DAC , 6.03% , 01/16/42
(d)
400 399,939
Republic of Ecuador
(e)
0.00% , 07/31/30
(k)
................. 1,124 803,834
6.90% , 07/31/30
(j)
................. 2,967 2,595,915
6.90% , 07/31/35
(j)
................. 6,577 4,896,769
5.00% , 07/31/40
(j)
................. 2,985 1,865,122
10,561,579
Egypt — 0.1%
Arab Republic of Egypt
(e)
7.50% , 01/31/27 .................. 1,800 1,816,804
Security
Par (000)
Par (000) Value
Egypt (continued)
5.80% , 09/30/27 .................. USD 1,200 $ 1,174,729
6.59% , 02/21/28 .................. 1,200 1,195,999
7.60% , 03/01/29 .................. 1,803 1,818,254
8.63% , 02/04/30 .................. 1,000 1,017,866
5.88% , 02/16/31 .................. 1,600 1,412,279
7.05% , 01/15/32 .................. 1,000 917,387
7.63% , 05/29/32 .................. 1,600 1,500,128
9.45% , 02/04/33 .................. 600 611,270
7.30% , 09/30/33 .................. 1,100 981,276
6.88% , 04/30/40 .................. 600 476,050
8.50% , 01/31/47 .................. 2,400 1,955,861
7.90% , 02/21/48 .................. 1,400 1,081,249
8.70% , 03/01/49 .................. 1,600 1,315,940
8.88% , 05/29/50 .................. 1,800 1,501,611
8.75% , 09/30/51 .................. 800 657,755
8.15% , 11/20/59 .................. 400 307,821
7.50% , 02/16/61 .................. 1,400 1,019,946
20,762,225
El Salvador — 0.0%
Republic of El Salvador
(e)
8.63% , 02/28/29 .................. 531 551,489
9.25% , 04/17/30
(c)
................. 1,000 1,059,367
8.25% , 04/10/32 .................. 600 612,954
7.65% , 06/15/35 .................. 918 881,227
7.12% , 01/20/50
(c)
................. 998 815,819
9.50% , 07/15/52
(c)
................. 900 909,350
9.65% , 11/21/54 .................. 900 922,342
5,752,548
Finland — 0.0%
(d)
Kuntarahoitus OYJ
3.25% , 08/24/27 .................. 290 285,382
3.63% , 10/09/29 .................. 2,025 1,992,167
Republic of Finland
0.88% , 05/20/30 .................. 450 388,757
4.38% , 07/02/34 .................. 1,000 999,108
3,665,414
Gabon — 0.0%
Gabon Government Bond
(e)
9.50% , 02/18/29 .................. 400 373,687
6.63% , 02/06/31 .................. 800 656,088
7.00% , 11/24/31 .................. 600 489,733
1,519,508
Ghana — 0.0%
Republic of Ghana
(e)
5.00% , 07/03/29
(j)
................. 2,731 2,594,166
0.00% , 01/03/30
(k)
................. 585 486,953
5.00% , 07/03/35
(j)
................. 4,491 3,604,288
1.50% , 01/03/37 .................. 120 56,146
6,741,553
Guatemala — 0.0%
Republic of Guatemala
4.38% , 06/05/27
(e)
................. 400 393,655
4.88% , 02/13/28
(e)
................. 400 395,956
5.25% , 08/10/29
(c) (e)
................ 600 596,779
4.90% , 06/01/30
(e)
................. 400 392,835
6.05% , 08/06/31
(e)
................. 600 611,963
5.38% , 04/24/32
(c) (e)
................ 700 687,073
7.05% , 10/04/32
(e)
................. 600 641,827
3.70% , 10/07/33
(e)
................. 600 511,080
6.60% , 06/13/36
(e)
................. 800 819,067
6.25% , 08/15/36
(d)
................. 800 803,609
6.55% , 02/06/37
(e)
................. 800 812,542

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Guatemala (continued)
4.65% , 10/07/41
(e)
................. USD 400 $ 319,068
6.13% , 06/01/50
(c) (e)
................ 1,400 1,277,830
6.88% , 08/15/55
(d)
................. 600 596,016
8,859,300
Honduras — 0.0%
Republic of Honduras
(e)
6.25% , 01/19/27
(c)
................. 650 648,353
5.63% , 06/24/30 .................. 550 519,960
8.63% , 11/27/34 .................. 600 627,389
1,795,702
Hong Kong — 0.0%
Hong Kong Government International Bond
4.25% , 07/24/27
(c) (d)
................ 1,200 1,205,782
4.50% , 01/11/28
(d)
................. 1,600 1,616,964
4.00% , 06/07/28
(c) (d)
................ 800 799,076
1.38% , 02/02/31
(d)
................. 1,200 1,042,916
1.75% , 11/24/31
(e)
................. 800 698,362
4.63% , 01/11/33
(d)
................. 1,200 1,213,253
4.00% , 06/07/33
(d)
................. 800 776,220
2.38% , 02/02/51
(d)
................. 400 248,859
5.25% , 01/11/53
(d)
................. 400 414,116
Hong Kong Sukuk 2017 Ltd. , 3.13% , 02/28/27
(e)
800 790,117
8,805,665
Hungary — 0.1%
Hungary Government Bond
6.13% , 05/22/28
(e)
................. 2,000 2,064,684
5.25% , 06/16/29
(e)
................. 1,600 1,615,781
5.38% , 09/26/30
(d)
................. 1,200 1,213,808
2.13% , 09/22/31
(e)
................. 2,400 2,006,876
6.25% , 09/22/32
(e)
................. 1,800 1,882,925
5.50% , 06/16/34
(e)
................. 1,200 1,184,951
6.00% , 09/26/35
(d)
................. 800 806,392
5.50% , 03/26/36
(e)
................. 2,600 2,515,431
7.63% , 03/29/41 .................. 1,610 1,835,227
3.13% , 09/21/51
(e)
................. 2,000 1,197,758
6.75% , 09/25/52
(e)
................. 1,200 1,234,647
6.75% , 09/23/55
(d)
................. 1,200 1,214,846
18,773,326
India — 0.0%
Indian Railway Finance Corp. Ltd.
(e)
3.84% , 12/13/27 .................. 600 588,506
3.25% , 02/13/30
(c)
................. 800 749,993
1,338,499
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III
4.15% , 03/29/27
(c) (e)
................ 2,000 2,000,078
4.40% , 06/06/27
(c) (e)
................ 1,800 1,809,200
4.40% , 03/01/28
(e)
................. 1,600 1,608,477
5.40% , 11/15/28
(e)
................. 1,000 1,035,867
4.45% , 02/20/29
(e)
................. 1,300 1,306,733
5.10% , 07/02/29
(e)
................. 800 818,100
5.00% , 05/25/30
(e)
................. 1,000 1,023,673
2.80% , 06/23/30
(e)
................. 1,000 925,780
2.55% , 06/09/31
(e)
................. 1,030 918,559
4.70% , 06/06/32
(e)
................. 1,400 1,397,758
5.60% , 11/15/33
(e)
................. 900 940,664
5.20% , 07/02/34
(e)
................. 1,000 1,011,838
5.25% , 11/25/34
(e)
................. 800 812,240
5.20% , 07/23/35
(d)
................. 600 603,200
3.80% , 06/23/50
(e)
................. 800 596,595
3.55% , 06/09/51
(e)
................. 800 571,411
5.50% , 07/02/54
(e)
................. 600 587,676
Security
Par (000)
Par (000) Value
Indonesia (continued)
5.65% , 11/25/54
(e)
................. USD 800 $ 792,559
Republic of Indonesia
4.35% , 01/08/27
(e)
................. 1,300 1,302,807
3.85% , 07/18/27
(e)
................. 800 795,085
4.15% , 09/20/27 .................. 700 699,996
3.50% , 01/11/28 .................. 1,250 1,230,028
4.55% , 01/11/28 .................. 800 805,197
4.10% , 04/24/28 .................. 1,200 1,197,237
4.75% , 02/11/29 .................. 1,000 1,015,690
4.40% , 03/10/29 .................. 1,000 1,004,013
3.40% , 09/18/29 .................. 740 715,308
5.25% , 01/15/30 .................. 200 207,010
2.85% , 02/14/30 .................. 1,000 936,176
3.85% , 10/15/30 .................. 1,600 1,560,864
1.85% , 03/12/31 .................. 1,200 1,038,428
2.15% , 07/28/31 .................. 1,200 1,042,968
3.55% , 03/31/32 .................. 1,000 930,953
4.65% , 09/20/32 .................. 1,300 1,288,612
4.85% , 01/11/33 .................. 1,200 1,199,458
4.70% , 02/10/34 .................. 1,000 980,159
4.75% , 09/10/34 .................. 1,200 1,178,775
5.60% , 01/15/35
(c)
................. 1,000 1,043,545
8.50% , 10/12/35
(e)
................. 1,650 2,082,165
6.63% , 02/17/37
(e)
................. 1,650 1,835,887
7.75% , 01/17/38
(e)
................. 2,000 2,438,335
5.25% , 01/17/42
(c) (e)
................ 2,400 2,371,079
4.63% , 04/15/43
(c) (e)
................ 1,200 1,090,327
6.75% , 01/15/44
(e)
................. 1,800 2,034,865
5.13% , 01/15/45
(e)
................. 1,800 1,735,846
5.95% , 01/08/46
(e)
................. 1,100 1,149,971
5.25% , 01/08/47
(c) (e)
................ 1,600 1,553,564
4.75% , 07/18/47
(e)
................. 810 736,292
4.35% , 01/11/48 .................. 1,650 1,397,529
5.35% , 02/11/49
(c)
................. 1,000 973,167
3.70% , 10/30/49 .................. 1,200 899,995
3.50% , 02/14/50 .................. 750 541,226
4.20% , 10/15/50 .................. 1,450 1,177,003
3.05% , 03/12/51 .................. 2,000 1,325,458
4.30% , 03/31/52 .................. 600 489,843
5.45% , 09/20/52 .................. 575 557,978
5.65% , 01/11/53 .................. 600 596,829
5.10% , 02/10/54
(c)
................. 800 745,079
5.15% , 09/10/54
(c)
................. 600 564,096
3.20% , 09/23/61 .................. 800 504,513
4.45% , 04/15/70 .................. 800 638,583
3.35% , 03/12/71 .................. 1,000 638,232
67,010,579
Iraq — 0.0%
Republic of Iraq , 5.80% , 01/15/28
(e)
........ 801 795,333
Israel — 0.1%
State of Israel Government Bond
6.25% , 11/21/27
(e)
................. 600 622,453
3.25% , 01/17/28 .................. 1,000 965,274
5.38% , 03/12/29 .................. 2,000 2,034,435
2.50% , 01/15/30 .................. 800 725,589
5.38% , 02/19/30 .................. 2,400 2,449,950
2.75% , 07/03/30 .................. 2,000 1,812,950
6.50% , 11/06/31
(e)
................. 1,400 1,504,350
4.50% , 01/17/33 .................. 2,000 1,910,995
5.50% , 09/18/33 .................. 70 74,524
5.50% , 03/12/34 .................. 3,000 3,020,018
5.63% , 02/19/35 .................. 2,400 2,425,874
4.50% , 01/30/43 .................. 1,750 1,460,487
4.13% , 01/17/48 .................. 800 605,368

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Israel (continued)
3.38% , 01/15/50 .................. USD 2,000 $ 1,305,389
3.88% , 07/03/50 .................. 1,950 1,378,828
5.75% , 03/12/54 .................. 2,800 2,600,543
3.80% , 05/13/60
(e)
................. 4,800 3,123,144
4.50% , 04/03/2120 ................ 1,000 716,581
28,736,752
Italy — 0.0%
Buoni Poliennali del Tesoro
2.88% , 10/17/29 .................. 1,761 1,654,119
5.38% , 06/15/33 .................. 1,572 1,638,107
4.00% , 10/17/49 .................. 2,217 1,591,939
3.88% , 05/06/51 .................. 2,245 1,546,626
6,430,791
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
(e)
6.38% , 03/03/28 .................. 300 301,153
7.63% , 01/30/33 .................. 1,000 1,000,502
6.13% , 06/15/33 .................. 1,400 1,291,302
8.08% , 04/01/36 .................. 1,800 1,772,377
8.25% , 01/30/37 .................. 1,400 1,381,597
5,746,931
Jamaica — 0.0%
Jamaica Government Bond
6.75% , 04/28/28 .................. 1,150 1,191,689
8.00% , 03/15/39
(c)
................. 1,300 1,524,101
7.88% , 07/28/45 .................. 1,800 2,101,568
4,817,358
Jordan — 0.0%
Hashemite Kingdom of Jordan
(e)
5.75% , 01/31/27 .................. 880 877,374
7.75% , 01/15/28 .................. 600 621,942
7.50% , 01/13/29 .................. 1,200 1,238,685
5.85% , 07/07/30 .................. 1,200 1,164,451
7.38% , 10/10/47 .................. 1,000 903,483
4,805,935
Kazakhstan — 0.0%
Republic of Kazakhstan
5.00% , 07/01/32
(d)
................. 1,200 1,201,639
4.71% , 04/09/35
(e)
................. 1,400 1,356,995
5.50% , 07/01/37
(d)
................. 1,000 1,000,914
4.88% , 10/14/44
(e)
................. 1,200 1,078,546
6.50% , 07/21/45
(e)
................. 1,400 1,506,236
6,144,330
Kenya — 0.0%
Republic of Kenya
(e)
7.25% , 02/28/28 .................. 900 889,447
9.75% , 02/16/31 .................. 1,600 1,646,489
8.00% , 05/22/32 .................. 1,200 1,140,177
6.30% , 01/23/34 .................. 1,000 821,285
9.50% , 03/05/36 .................. 1,200 1,152,516
8.25% , 02/28/48 .................. 1,000 831,472
6,481,386
Kuwait — 0.0%
State of Kuwait
3.50% , 03/20/27
(e)
................. 4,300 4,235,865
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond , 7.75% ,
06/03/30
(d)
...................... 600 601,964
Security
Par (000)
Par (000) Value
Latvia — 0.0%
Latvia Government Bond , 5.13% , 07/30/34
(d)
. USD 1,365 $ 1,378,019
Lebanon — 0.0%
Lebanese Republic
(a)(e)(f)
6.60% , 11/27/26 .................. 1,650 305,285
6.85% , 03/23/27 .................. 1,380 255,341
6.75% , 11/29/27 .................. 1,132 209,538
6.65% , 11/03/28 .................. 650 120,274
6.85% , 05/25/29 .................. 895 165,430
6.65% , 02/26/30 .................. 1,500 277,694
7.00% , 03/23/32 .................. 1,400 259,504
7.05% , 11/02/35 .................. 400 74,163
7.25% , 03/23/37 .................. 545 101,134
1,768,363
Malaysia — 0.0%
(e)
Malaysia Sovereign Sukuk Bhd. , 4.24% ,
04/22/45
(c)
...................... 600 527,180
Malaysia Sukuk Global Bhd. , 4.08% , 04/27/46 750 642,242
Malaysia Wakala Sukuk Bhd.
2.07% , 04/28/31 .................. 750 665,716
3.08% , 04/28/51 .................. 250 174,993
2,010,131
Mexico — 0.3%
Eagle Funding Luxco Sarl , 5.50% , 08/17/30
(d)
. 11,000 11,073,649
Mex Bonos Desarr Fix Rt
4.15% , 03/28/27 .................. 2,165 2,152,307
3.75% , 01/11/28 .................. 1,400 1,370,728
5.40% , 02/09/28 .................. 1,200 1,218,142
4.50% , 04/22/29 .................. 2,700 2,662,746
5.00% , 05/07/29 .................. 1,000 1,001,008
3.25% , 04/16/30 .................. 2,100 1,937,915
6.00% , 05/13/30 .................. 1,600 1,653,889
2.66% , 05/24/31 .................. 3,233 2,795,074
8.30% , 08/15/31 .................. 1,175 1,385,771
4.75% , 04/27/32 .................. 2,235 2,121,075
5.85% , 07/02/32 .................. 1,800 1,811,279
7.50% , 04/08/33 .................. 1,330 1,469,099
4.88% , 05/19/33 .................. 2,000 1,879,810
3.50% , 02/12/34 .................. 3,200 2,685,905
6.75% , 09/27/34 .................. 1,675 1,772,541
6.35% , 02/09/35 .................. 2,855 2,902,628
6.00% , 05/07/36 .................. 3,800 3,733,918
6.88% , 05/13/37 .................. 3,430 3,550,442
6.63% , 01/29/38 .................. 790 794,788
6.05% , 01/11/40 .................. 2,950 2,809,968
4.28% , 08/14/41 .................. 2,600 1,994,568
4.75% , 03/08/44 .................. 3,984 3,138,906
5.55% , 01/21/45 .................. 2,605 2,329,164
4.60% , 01/23/46 .................. 2,400 1,809,099
4.35% , 01/15/47 .................. 1,300 935,534
4.60% , 02/10/48 .................. 1,850 1,371,864
4.50% , 01/31/50 .................. 1,800 1,304,882
5.00% , 04/27/51 .................. 2,400 1,853,807
4.40% , 02/12/52 .................. 2,200 1,538,185
6.34% , 05/04/53 .................. 2,800 2,560,692
6.40% , 05/07/54 .................. 2,400 2,201,997
7.38% , 05/13/55 .................. 2,405 2,477,590
3.77% , 05/24/61 .................. 3,000 1,755,549
3.75% , 04/19/71 .................. 2,800 1,579,719
5.75% , 10/12/2110 ................ 2,650 2,092,862
81,727,100

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mongolia — 0.0%
State of Mongolia
(e)
8.65% , 01/19/28 .................. USD 600 $ 633,616
6.63% , 02/25/30 .................. 400 398,885
4.45% , 07/07/31 .................. 400 352,494
1,384,995
Morocco — 0.0%
Kingdom of Morocco
(e)
2.38% , 12/15/27 .................. 800 756,703
5.95% , 03/08/28 .................. 1,000 1,026,529
3.00% , 12/15/32 .................. 1,200 1,018,982
6.50% , 09/08/33 .................. 1,200 1,268,675
5.50% , 12/11/42 .................. 400 362,697
4.00% , 12/15/50 .................. 1,400 960,664
5,394,250
Mozambique — 0.0%
Republic of Mozambique , 9.00% , 09/15/31
(e) (j)
. 800 696,000
Nigeria — 0.1%
Federal Republic of Nigeria
(e)
6.50% , 11/28/27 .................. 1,400 1,391,142
6.13% , 09/28/28 .................. 1,200 1,165,372
8.38% , 03/24/29 .................. 1,200 1,229,954
7.14% , 02/23/30 .................. 1,400 1,360,457
8.75% , 01/21/31 .................. 1,000 1,026,147
9.63% , 06/09/31 .................. 600 640,902
7.88% , 02/16/32 .................. 1,600 1,558,425
7.38% , 09/28/33 .................. 1,400 1,289,812
10.38% , 12/09/34 ................. 1,400 1,502,153
7.70% , 02/23/38 .................. 1,200 1,062,733
7.63% , 11/28/47 .................. 1,600 1,301,683
9.25% , 01/21/49 .................. 600 571,515
8.25% , 09/28/51 .................. 1,200 1,023,632
15,123,927
Oman — 0.1%
(e)
Oman Government Bond
5.38% , 03/08/27 .................. 1,150 1,161,545
6.75% , 10/28/27 .................. 1,400 1,461,323
5.63% , 01/17/28 .................. 2,400 2,448,855
6.00% , 08/01/29 .................. 1,800 1,889,264
6.25% , 01/25/31 .................. 1,800 1,928,709
7.38% , 10/28/32 .................. 1,000 1,150,545
6.50% , 03/08/47 .................. 2,050 2,155,118
6.75% , 01/17/48 .................. 2,600 2,783,428
7.00% , 01/25/51 .................. 1,000 1,106,711
Oman Sovereign Sukuk SAOC , 4.88% ,
06/15/30 ....................... 1,600 1,627,302
17,712,800
Pakistan — 0.0%
(e)
Islamic Republic of Pakistan
6.88% , 12/05/27 .................. 1,600 1,567,840
7.38% , 04/08/31 .................. 1,490 1,396,779
8.88% , 04/08/51 .................. 900 780,122
Pakistan Global Sukuk Programme Co. Ltd.
(The) , 7.95% , 01/31/29 .............. 600 600,918
4,345,659
Panama — 0.1%
Republic of Panama
8.88% , 09/30/27 .................. 965 1,043,036
3.88% , 03/17/28 .................. 1,050 1,016,252
9.38% , 04/01/29 .................. 1,000 1,122,185
3.16% , 01/23/30 .................. 1,400 1,260,445
7.50% , 03/01/31 .................. 1,000 1,070,090
Security
Par (000)
Par (000) Value
Panama (continued)
2.25% , 09/29/32 .................. USD 2,600 $ 1,989,937
3.30% , 01/19/33 .................. 1,000 822,220
6.38% , 07/25/33
(d) (e)
................ 730 712,401
6.40% , 02/14/35 .................. 1,800 1,769,649
6.70% , 01/26/36 .................. 2,120 2,125,763
6.88% , 01/31/36 .................. 1,000 1,002,974
8.00% , 03/01/38 .................. 1,200 1,299,057
4.50% , 05/15/47 .................. 1,000 700,146
4.50% , 04/16/50 .................. 2,400 1,640,311
4.30% , 04/29/53 .................. 1,800 1,179,770
6.85% , 03/28/54
(c)
................. 1,400 1,302,047
4.50% , 04/01/56
(c)
................. 2,500 1,650,830
7.88% , 03/01/57 .................. 600 625,719
3.87% , 07/23/60 .................. 2,800 1,627,244
4.50% , 01/19/63
(c)
................. 1,400 918,671
24,878,747
Papua New Guinea — 0.0%
Papua New Guinea Government International
Bond , 8.38% , 10/04/28
(e)
............. 480 492,075
Paraguay — 0.0%
Republic of Paraguay
(e)
4.95% , 04/28/31 .................. 1,000 992,601
2.74% , 01/29/33 .................. 600 511,748
3.85% , 06/28/33 .................. 400 361,869
5.85% , 08/21/33 .................. 600 613,763
6.00% , 02/09/36 .................. 400 409,709
6.10% , 08/11/44 .................. 1,030 999,333
5.60% , 03/13/48 .................. 600 538,752
5.40% , 03/30/50 .................. 1,000 870,889
6.65% , 03/04/55 .................. 600 607,936
5,906,600
Peru — 0.1%
Republic of Peru
4.13% , 08/25/27 .................. 300 299,989
2.84% , 06/20/30
(c)
................. 387 355,857
2.78% , 01/23/31 .................. 3,070 2,760,229
1.86% , 12/01/32 .................. 1,070 857,954
8.75% , 11/21/33 .................. 2,125 2,602,989
3.00% , 01/15/34 .................. 2,170 1,824,854
5.38% , 02/08/35 .................. 1,015 1,010,772
5.50% , 03/30/36 .................. 1,656 1,648,451
6.55% , 03/14/37 .................. 1,050 1,137,496
3.30% , 03/11/41 .................. 1,170 872,469
5.63% , 11/18/50 .................. 2,345 2,216,566
3.55% , 03/10/51 .................. 1,810 1,224,391
5.88% , 08/08/54 .................. 1,700 1,633,004
6.20% , 06/30/55 .................. 1,000 1,002,701
2.78% , 12/01/60 .................. 2,250 1,192,216
3.60% , 01/15/72 .................. 900 547,453
3.23% , 07/28/2121 ................ 1,100 580,975
21,768,366
Philippines — 0.1%
Republic of Philippines
3.23% , 03/29/27 .................. 200 196,189
5.17% , 10/13/27 .................. 400 406,106
3.00% , 02/01/28 .................. 1,900 1,837,555
4.63% , 07/17/28
(c)
................. 600 603,782
3.75% , 01/14/29 .................. 1,600 1,566,476
9.50% , 02/02/30 .................. 1,887 2,273,956
4.38% , 03/05/30
(c)
................. 800 800,704
2.46% , 05/05/30 .................. 1,200 1,098,443
7.75% , 01/14/31 .................. 1,700 1,965,338

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Philippines (continued)
1.65% , 06/10/31 .................. USD 1,200 $ 1,022,015
1.95% , 01/06/32 .................. 625 529,092
6.38% , 01/15/32 .................. 1,070 1,167,883
3.56% , 09/29/32 .................. 600 556,346
5.61% , 04/13/33 .................. 600 625,930
5.00% , 07/17/33 .................. 1,200 1,206,883
5.25% , 05/14/34 .................. 1,000 1,019,709
6.38% , 10/23/34 .................. 1,810 1,993,138
5.50% , 02/04/35 .................. 1,000 1,042,148
4.75% , 03/05/35 .................. 1,200 1,179,063
5.00% , 01/13/37 .................. 1,600 1,591,402
3.95% , 01/20/40 .................. 2,000 1,730,701
3.70% , 03/01/41 .................. 1,725 1,415,378
3.70% , 02/02/42 .................. 1,725 1,389,354
2.95% , 05/05/45 .................. 1,550 1,067,437
2.65% , 12/10/45 .................. 1,600 1,040,919
3.20% , 07/06/46 .................. 2,200 1,556,546
4.20% , 03/29/47 .................. 1,000 823,884
5.95% , 10/13/47 .................. 200 207,869
5.50% , 01/17/48 .................. 1,400 1,379,944
5.60% , 05/14/49 .................. 1,000 986,622
5.18% , 09/05/49 .................. 1,000 932,108
5.90% , 02/04/50 .................. 1,000 1,026,656
36,239,576
Poland — 0.1%
Republic of Poland
5.50% , 11/16/27 .................. 1,300 1,339,271
4.63% , 03/18/29 .................. 1,500 1,514,911
4.88% , 02/12/30 .................. 2,550 2,602,596
5.75% , 11/16/32 .................. 1,460 1,538,396
4.88% , 10/04/33 .................. 2,400 2,386,649
5.13% , 09/18/34 .................. 2,900 2,909,427
5.38% , 02/12/35 .................. 2,680 2,728,164
5.50% , 04/04/53 .................. 2,450 2,287,518
5.50% , 03/18/54 .................. 3,450 3,219,657
20,526,589
Qatar — 0.1%
State of Qatar
4.50% , 02/27/28
(e)
................. 800 807,519
4.50% , 04/23/28
(e)
................. 2,650 2,676,924
4.00% , 03/14/29
(e)
................. 4,200 4,169,699
4.63% , 05/29/29
(e)
................. 1,200 1,218,490
3.75% , 04/16/30
(e)
................. 3,000 2,940,651
9.75% , 06/15/30
(d)
................. 878 1,089,900
4.75% , 05/29/34
(e)
................. 1,800 1,840,105
4.88% , 02/27/35
(e)
................. 2,000 2,048,590
6.40% , 01/20/40
(d)
................. 1,100 1,244,071
5.75% , 01/20/42
(c) (d)
................ 1,000 1,058,261
4.63% , 06/02/46
(e)
................. 2,000 1,791,455
5.10% , 04/23/48
(e)
................. 5,800 5,520,764
4.82% , 03/14/49
(e)
................. 6,000 5,491,005
4.40% , 04/16/50
(e)
................. 4,800 4,093,089
35,990,523
Republic of Turkiye — 0.2%
Hazine Mustesarligi Varlik Kiralama A/S
7.25% , 02/24/27
(e)
................. 3,000 3,067,877
8.51% , 01/14/29
(e)
................. 2,400 2,562,155
6.50% , 04/26/30
(e)
................. 2,400 2,406,386
6.75% , 09/01/30
(c) (d)
................ 2,000 2,008,450
Istanbul Metropolitan Municipality , 10.50% ,
12/06/28
(e)
...................... 800 867,567
Republic of Turkiye (The)
4.88% , 10/09/26 .................. 3,000 2,987,368
Security
Par (000)
Par (000) Value
Republic of Turkiye (continued)
6.00% , 03/25/27 .................. USD 3,000 $ 3,022,495
8.60% , 09/24/27 .................. 2,000 2,117,558
9.88% , 01/15/28 .................. 3,200 3,496,155
5.13% , 02/17/28 .................. 2,200 2,165,449
6.13% , 10/24/28 .................. 2,200 2,214,150
9.38% , 03/14/29 .................. 2,400 2,647,278
7.63% , 04/26/29 .................. 3,000 3,146,333
11.88% , 01/15/30 ................. 1,210 1,492,237
5.25% , 03/13/30
(c)
................. 2,200 2,103,066
9.13% , 07/13/30 .................. 2,600 2,892,961
5.95% , 01/15/31 .................. 2,200 2,134,016
5.88% , 06/26/31 .................. 1,600 1,535,798
7.13% , 02/12/32 .................. 2,000 2,021,743
7.25% , 05/29/32 .................. 1,000 1,016,218
7.13% , 07/17/32 .................. 2,400 2,419,423
9.38% , 01/19/33 .................. 2,400 2,729,008
6.50% , 09/20/33
(c)
................. 1,200 1,159,715
8.00% , 02/14/34 .................. 1,580 1,694,305
7.63% , 05/15/34 .................. 3,000 3,109,327
6.50% , 01/03/35 .................. 3,400 3,246,896
6.88% , 03/17/36 .................. 2,674 2,620,244
7.25% , 03/05/38
(c)
................. 912 930,418
6.75% , 05/30/40
(c)
................. 2,000 1,856,478
6.00% , 01/14/41 .................. 2,950 2,475,215
4.88% , 04/16/43 .................. 3,000 2,151,252
6.63% , 02/17/45
(c)
................. 2,850 2,463,536
5.75% , 05/11/47
(c)
................. 3,400 2,597,131
75,358,208
Romania — 0.1%
Romania Government Bond
3.00% , 02/27/27
(e)
................. 1,176 1,138,574
5.25% , 11/25/27
(e)
................. 850 853,167
6.63% , 02/17/28
(e)
................. 1,706 1,766,716
5.88% , 01/30/29
(e)
................. 1,950 1,979,710
5.75% , 09/16/30
(d)
................. 1,800 1,807,128
3.00% , 02/14/31
(e)
................. 1,400 1,223,325
3.63% , 03/27/32
(e)
................. 1,100 959,725
7.13% , 01/17/33
(e)
................. 1,550 1,641,821
6.38% , 01/30/34
(e)
................. 1,980 1,972,259
6.00% , 05/25/34
(e)
................. 1,000 973,431
5.75% , 03/24/35
(e)
................. 2,100 1,989,192
6.63% , 05/16/36
(d)
................. 1,200 1,197,805
7.50% , 02/10/37
(e)
................. 1,250 1,326,227
6.13% , 01/22/44
(e)
................. 960 880,264
5.13% , 06/15/48
(e)
................. 1,200 946,060
4.00% , 02/14/51
(e)
................. 2,000 1,297,535
7.63% , 01/17/53
(e)
................. 1,190 1,241,831
23,194,770
Rwanda — 0.0%
Republic of Rwanda , 5.50% , 08/09/31
(e)
..... 600 519,044
Saudi Arabia — 0.3%
(e)
Kingdom of Saudi Arabia
3.25% , 10/26/26 .................. 5,000 4,920,638
2.50% , 02/03/27 .................. 1,100 1,066,841
5.13% , 01/13/28 .................. 4,800 4,877,475
4.75% , 01/18/28 .................. 3,200 3,220,446
3.63% , 03/04/28 .................. 5,000 4,906,316
4.38% , 04/16/29 .................. 3,800 3,786,726
4.75% , 01/16/30 .................. 3,200 3,231,935
4.50% , 04/17/30 .................. 2,900 2,901,084
3.25% , 10/22/30 .................. 1,400 1,316,316
5.38% , 01/13/31 .................. 2,800 2,906,352
2.75% , 02/03/32 .................. 1,000 897,584

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
5.50% , 10/25/32 .................. USD 2,200 $ 2,296,423
2.25% , 02/02/33 .................. 2,600 2,185,069
4.88% , 07/18/33 .................. 3,400 3,407,400
5.00% , 01/16/34 .................. 3,800 3,814,671
5.63% , 01/13/35 .................. 3,800 3,970,221
4.50% , 10/26/46 .................. 6,300 5,220,972
4.63% , 10/04/47 .................. 4,310 3,615,183
5.00% , 04/17/49 .................. 3,350 2,938,707
5.25% , 01/16/50 .................. 3,450 3,133,983
3.25% , 11/17/51 .................. 1,200 775,746
5.00% , 01/18/53 .................. 3,000 2,584,643
5.75% , 01/16/54 .................. 4,600 4,424,699
3.75% , 01/21/55 .................. 2,600 1,781,893
4.50% , 04/22/60 .................. 2,800 2,198,430
3.45% , 02/02/61 .................. 2,800 1,737,242
KSA Sukuk Ltd.
3.63% , 04/20/27 .................. 4,200 4,135,445
5.27% , 10/25/28 .................. 2,600 2,663,927
4.30% , 01/19/29 .................. 2,000 1,990,296
4.27% , 05/22/29 .................. 3,000 2,978,848
2.97% , 10/29/29 .................. 2,400 2,261,768
2.25% , 05/17/31 .................. 2,000 1,763,115
4.51% , 05/22/33 .................. 2,800 2,751,092
96,661,486
Senegal — 0.0%
Republic of Senegal
(e)
7.75% , 06/10/31 .................. 800 652,712
6.25% , 05/23/33 .................. 1,200 891,173
6.75% , 03/13/48 .................. 1,000 646,022
2,189,907
Serbia — 0.0%
Republic of Serbia
(e)
6.25% , 05/26/28 .................. 600 619,303
2.13% , 12/01/30 .................. 1,300 1,113,058
6.50% , 09/26/33 .................. 1,000 1,057,115
6.00% , 06/12/34 .................. 1,400 1,424,209
4,213,685
Slovenia — 0.0%
Slovenia Government Bond , 5.00% ,
09/19/33
(c) (d)
..................... 1,000 1,014,590
South Africa — 0.1%
Republic of South Africa
4.85% , 09/27/27 .................. 800 797,090
4.30% , 10/12/28 .................. 2,000 1,932,670
4.85% , 09/30/29 .................. 2,000 1,926,173
5.88% , 06/22/30 .................. 1,400 1,391,958
5.88% , 04/20/32 .................. 1,400 1,366,208
7.10% , 11/19/36
(e)
................. 1,800 1,785,040
6.25% , 03/08/41 .................. 775 673,541
5.38% , 07/24/44 .................. 1,000 758,307
5.00% , 10/12/46 .................. 1,000 695,025
5.65% , 09/27/47 .................. 1,400 1,050,567
6.30% , 06/22/48 .................. 600 485,380
5.75% , 09/30/49 .................. 2,900 2,167,961
7.30% , 04/20/52 .................. 1,600 1,439,150
7.95% , 11/19/54
(e)
................. 1,400 1,329,488
17,798,558
South Korea — 0.0%
Republic of Korea
2.75% , 01/19/27 .................. 1,000 979,286
3.50% , 09/20/28 .................. 400 391,525
2.50% , 06/19/29 .................. 925 870,965
Security
Par (000)
Par (000) Value
South Korea (continued)
4.50% , 07/03/29
(c)
................. USD 1,000 $ 1,011,664
1.00% , 09/16/30
(c)
................. 600 513,642
1.75% , 10/15/31
(c)
................. 600 519,981
4.13% , 06/10/44
(c)
................. 950 824,057
3.88% , 09/20/48 .................. 400 326,618
5,437,738
Sri Lanka — 0.0%
Sri Lanka Government Bond
(e)
4.00% , 04/15/28 .................. 1,056 1,001,942
3.10% , 01/15/30
(j)
................. 870 785,234
3.35% , 03/15/33
(j)
................. 2,075 1,701,152
3.60% , 06/15/35
(j)
................. 1,511 1,072,702
3.60% , 05/15/36
(j)
................. 936 784,358
3.60% , 02/15/38
(j)
................. 2,195 1,836,505
7,181,893
Supranational — 0.0%
Isdb Trust Services NO 2 SARL
(e)
4.60% , 03/14/28 .................. 1,700 1,720,091
4.91% , 10/03/28 .................. 1,200 1,227,701
4.75% , 05/15/29 .................. 1,700 1,735,928
4.05% , 10/15/29 .................. 200 198,982
4,882,702
Suriname — 0.0%
Suriname Government International Bond
7.95% , 07/15/33
(e)
................. 729 724,025
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago
(e)
4.50% , 08/04/26
(c)
................. 1,000 984,997
4.50% , 06/26/30 .................. 600 562,292
5.95% , 01/14/31 .................. 455 449,480
6.40% , 06/26/34 .................. 800 776,086
2,772,855
Ukraine — 0.0%
Ukraine Government Bond
(e)(j)
1.75% , 02/01/29 .................. 857 523,302
0.00% , 02/01/30 .................. 943 442,690
0.00% , 02/01/34 .................. 2,008 759,044
1.75% , 02/01/34 .................. 2,928 1,506,007
0.00% , 02/01/35 .................. 1,489 697,329
1.75% , 02/01/35 .................. 2,875 1,467,485
0.00% , 02/01/36 .................. 1,262 590,642
1.75% , 02/01/36 .................. 2,339 1,176,360
7,162,859
United Arab Emirates — 0.2%
(e)
Dubai DOF Sukuk Ltd.
5.00% , 04/30/29 .................. 1,000 1,025,178
4.80% , 05/21/29 .................. 200 203,216
2.76% , 09/09/30 .................. 1,300 1,203,458
Sharjah Sukuk Program Ltd.
2.94% , 06/10/27 .................. 800 771,997
4.23% , 03/14/28 .................. 1,000 983,175
3.23% , 10/23/29 .................. 1,000 937,190
3.89% , 04/04/30 .................. 800 764,493
3.20% , 07/13/31 .................. 600 539,997
6.09% , 03/19/34 .................. 1,400 1,471,530
5.43% , 04/17/35 .................. 600 600,950
UAE International Government Bond
2.00% , 10/19/31 .................. 600 527,038
4.05% , 07/07/32 .................. 1,600 1,578,296
4.92% , 09/25/33 .................. 1,400 1,457,416
4.86% , 07/02/34 .................. 1,800 1,858,023

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Arab Emirates (continued)
2.88% , 10/19/41 .................. USD 1,200 $ 896,247
4.95% , 07/07/52 .................. 1,200 1,107,495
3.25% , 10/19/61 .................. 2,000 1,303,543
United Arab Emirates Government Bond
3.13% , 10/11/27 .................. 4,200 4,110,614
1.63% , 06/02/28 .................. 2,000 1,868,276
4.88% , 04/30/29 .................. 1,400 1,435,001
2.50% , 09/30/29 .................. 3,400 3,188,021
3.13% , 04/16/30 .................. 3,000 2,875,893
1.70% , 03/02/31 .................. 1,400 1,229,328
1.88% , 09/15/31 .................. 1,600 1,401,439
5.00% , 04/30/34 .................. 1,400 1,459,906
5.25% , 01/30/43 .................. 1,000 945,988
4.13% , 10/11/47 .................. 3,000 2,488,654
3.13% , 09/30/49 .................. 3,800 2,605,602
3.88% , 04/16/50 .................. 3,700 2,885,928
3.90% , 09/09/50 .................. 1,400 1,003,936
3.00% , 09/15/51 .................. 1,200 788,775
5.50% , 04/30/54 .................. 1,800 1,807,136
2.70% , 09/02/70 .................. 1,600 861,370
48,185,109
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 .................. 1,103 1,105,250
4.38% , 01/23/31 .................. 2,025 2,016,112
7.88% , 01/15/33 .................. 869 1,024,187
5.75% , 10/28/34 .................. 2,200 2,304,501
7.63% , 03/21/36 .................. 900 1,068,135
5.44% , 02/14/37 .................. 1,250 1,274,708
4.13% , 11/20/45 .................. 720 609,806
5.10% , 06/18/50 .................. 3,875 3,548,468
4.98% , 04/20/55 .................. 2,800 2,458,271
5.25% , 09/10/60 .................. 1,125 1,011,193
16,420,631
Uzbekistan — 0.0%
Republic of Uzbekistan
(e)
7.85% , 10/12/28 .................. 1,000 1,064,627
5.38% , 02/20/29 .................. 200 197,094
6.95% , 05/25/32 .................. 1,000 1,036,360
2,298,081
Zambia — 0.0%
Republic of Zambia
(e)
5.75% , 06/30/33
(j)
................. 1,235 1,144,827
0.50% , 12/31/53 .................. 1,253 914,461
2,059,288
Total Foreign Government Obligations — 3 .4%
(Cost: $ 1,151,866,601 ) ............................ 1,123,092,610
Municipal Bonds
Arizona — 0.0%
Salt River Project Agricultural Improvement
& Power District , Series 2010A , RB ,
4.84% , 01/01/41 .................. 1,000 953,384
California — 0 .3%
Bay Area Toll Authority
Series 2009F-2 , RB , 6.26% , 04/01/49 .... 1,140 1,189,820
Series 2010S-1 , RB , 7.04% , 04/01/50 .... 150 169,983
Series 2010S-3 , RB , 6.91% , 10/01/50
(c)
... 775 870,635
Series 2021F3 , RB , 3.13% , 04/01/55 .... 565 364,236
California Health Facilities Financing Authority
Series 2022 , RB , 4.19% , 06/01/37 ...... 55 50,613
Security
Par (000)
Par (000) Value
California (continued)
Series 2022 , RB , 4.35% , 06/01/41
(c)
..... USD 480 $ 428,569
California State University
Series 2020E , RB , 2.90% , 11/01/51 ..... 100 68,436
Series 2020B , RB , 2.98% , 11/01/51 ..... 680 446,170
Series 2021B , RB , 2.72% , 11/01/52 ..... 1,055 652,312
Series 2023B , RB , 5.18% , 11/01/53 ..... 110 101,944
City of Los Angeles Department of Airports
Customer Facility Charge , Series 2022A ,
RB , 4.24% , 05/15/48
(c)
.............. 55 46,321
City of San Francisco , Series 2010G , RB ,
6.95% , 11/01/50 .................. 50 56,031
East Bay Municipal Utility District Water
System , Series 2010B , RB , 5.87% , 06/01/40 500 524,227
Foothill-Eastern Transportation Corridor
Agency , Series 2019A , RB , 4.09% , 01/15/49 350 282,111
Golden State Tobacco Securitization Corp.
(SAP)
Series 2021A , RB , 3.12% , 06/01/38 ..... 1,000 807,234
Series 2021A1 , RB , 3.71% , 06/01/41 .... 385 292,073
Series 2021B , RB , 3.29% , 06/01/42 ..... 315 234,314
Series 2021B , RB , 3.00% , 06/01/46 ..... 80 70,895
Series 2021A1 , RB , 4.21% , 06/01/50 .... 205 149,074
Los Angeles Community College District , Series
2010E , GO , 6.75% , 08/01/49 .......... 535 590,577
Los Angeles Department of Water & Power
Series 2010D , RB , 6.57% , 07/01/45 ..... 600 626,610
Series 2010A , RB , 6.60% , 07/01/50
(c)
.... 855 889,893
Regents of the University of California Medical
Center Pooled
Series 2022Q , RB , 4.13% , 05/15/32 ..... 1,105 1,069,661
Series 2010H , RB , 6.55% , 05/15/48 ..... 725 769,125
Series 2009F , RB , 6.58% , 05/15/49 ..... 1,260 1,337,034
Series 2022Q , RB , 4.56% , 05/15/53 ..... 175 144,041
Series 2020N , RB , 3.26% , 05/15/60 ..... 540 338,564
Series 2020N , RB , 3.71% , 05/15/2120 ... 100 61,851
San Diego County Regional Transportation
Commission , Series 2010A , RB ,
5.91% , 04/01/48 .................. 160 160,807
San Diego County Water Authority , Series
2010B , RB , 6.14% , 05/01/49 .......... 250 256,459
San Francisco City & County Public Utilities
Commission Wastewater , Series 2024A , RB ,
4.66% , 10/01/27 .................. 410 413,893
San Joaquin Hills Transportation Corridor
Agency , Series 2021B , AGM , RB ,
3.49% , 01/15/50 .................. 250 180,935
State of California
Series 2021 , GO , 1.70% , 02/01/28
(c)
..... 250 236,352
Series 2018 , GO , 3.50% , 04/01/28
(c)
..... 2,815 2,773,271
Series 2019 , GO , 3.05% , 04/01/29 ...... 500 481,551
GO , 4.50% , 08/01/29 ............... 350 354,458
Series 2024 , GO , 5.13% , 09/01/29 ...... 1,000 1,035,845
Series 2019 , GO , 2.50% , 10/01/29 ...... 570 530,785
Series 2009 , GO , 7.50% , 04/01/34 ...... 1,900 2,186,685
Series 2024 , GO , 5.15% , 09/01/34 ...... 1,000 1,022,237
GO , 5.10% , 09/01/35 ............... 500 509,006
Series 2018 , GO , 4.60% , 04/01/38 ...... 125 126,486
Series 2009 , GO , 7.55% , 04/01/39 ...... 2,630 3,127,976
Series 2009 , GO , 7.30% , 10/01/39 ...... 1,155 1,324,839
Series 2009 , GO , 7.35% , 11/01/39 ...... 500 575,369
Series 2010 , GO , 7.63% , 03/01/40 ...... 1,200 1,426,529
Series 2010 , GO , 7.60% , 11/01/40 ...... 2,350 2,823,734
Series 2023 , GO , 5.88% , 10/01/41 ...... 2,000 2,052,899
Series 2023 , GO , 5.20% , 03/01/43 ...... 105 100,758

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
University of California
Series 2020BG , RB , 1.61% , 05/15/30 .... USD 720 $ 635,903
Series 2021BJ , RB , 3.07% , 05/15/51 .... 1,305 822,566
Series 2012AD , RB , 4.86% , 05/15/2112 .. 110 90,858
Series 2015AQ , RB , 4.77% , 05/15/2115 .. 1,445 1,172,149
37,054,704
Connecticut — 0.0%
State of Connecticut , Series A , GO ,
5.85% , 03/15/32 .................. 1,340 1,434,417
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority ,
Series 2014A , RB , 4.81% , 10/01/2114 .... 100 83,957
Florida — 0.0%
County of Broward Airport System , Series
2019C , RB , 3.48% , 10/01/43 .......... 1,000 812,484
County of Miami-Dade , Series 2018C , RB ,
4.28% , 10/01/41 .................. 60 54,022
County of Miami-Dade Seaport Department ,
Series 2023 , RB , 6.22% , 11/01/55 ...... 170 173,827
County of Miami-Dade Transit System , Series
2020B , RB , 2.60% , 07/01/42 .......... 1,000 747,373
State Board of Administration Finance Corp.
Series 2020A , RB , 1.71% , 07/01/27 ..... 750 712,416
Series 2020A , RB , 2.15% , 07/01/30 ..... 925 824,795
Series 2024A , RB , 5.53% , 07/01/34 ..... 750 767,910
4,092,827
Georgia — 0.0%
City of Atlanta Water & Wastewater , Series
2020 , RB , 2.26% , 11/01/35 ........... 120 98,140
Municipal Electric Authority of Georgia
Series 2010-A , RB , 6.64% , 04/01/57 ..... 977 1,046,395
Series 2010-A , RB , 6.66% , 04/01/57 ..... 306 327,493
Series 2010-A , RB , 7.06% , 04/01/57 ..... 814 893,068
2,365,096
Idaho — 0.0%
Idaho Energy Resources Authority , Series 2021 ,
RB , 2.86% , 09/01/46 ............... 85 57,033
Illinois — 0 .1%
Chicago O'Hare International Airport
(c)
Series 2010B , RB , 6.40% , 01/01/40 ..... 500 547,281
Series 2018C , RB , 4.47% , 01/01/49 ..... 80 68,581
Chicago Transit Authority Sales & Transfer Tax
Receipts
Series 2008B , RB , 6.90% , 12/01/40
(c)
.... 741 814,963
Series 2008A , RB , 6.90% , 12/01/40 ..... 1,211 1,330,647
Chicago Transit Authority Sales Tax Receipts
Fund , Series 2010-B , RB , 6.20% , 12/01/40 400 410,525
Illinois State Toll Highway Authority , Series
2009A , RB , 6.18% , 01/01/34 .......... 180 191,172
Sales Tax Securitization Corp.
Series 2021B , RB , 3.24% , 01/01/42 ..... 1,000 792,171
Series 2019A , RB , 4.79% , 01/01/48 ..... 595 527,897
State of Illinois
Series 2003 , GO , 5.10% , 06/01/33 ...... 6,636 6,660,898
Series 2010-5 , GO , 7.35% , 07/01/35 ..... 571 617,409
11,961,544
Indiana — 0.0%
Indiana Finance Authority , Series 2021 , RB ,
3.05% , 01/01/51 .................. 100 70,445
Security
Par (000)
Par (000) Value
Kansas — 0.0%
Kansas Development Finance Authority , Series
2021K , BAM , RB , 2.77% , 05/01/51
(c)
..... USD 420 $ 285,077
Louisiana — 0.0%
Louisiana Local Government Environmental
Facilities & Community Development
Authority
Series 2022A , RB , 3.62% , 02/01/29 ..... 319 317,035
Series 2023-ELL , RB , 5.08% , 06/01/31 ... 287 290,195
Series 2022A , RB , 4.48% , 08/01/39
(c)
.... 1,405 1,335,684
Series 2023 , RB , 5.20% , 12/01/39 ...... 1,215 1,221,854
3,164,768
Maryland — 0.0%
Maryland Economic Development Corp.
Series 2024 , RB , 5.43% , 05/31/56
(c)
..... 435 410,403
Series 2024 , RB , 5.94% , 05/31/57 ...... 180 179,301
Maryland Health & Higher Educational
Facilities Authority , Series 2020D , RB ,
3.05% , 07/01/40 .................. 200 150,230
739,934
Massachusetts — 0.0%
Commonwealth of Massachusetts
Series 2010A , GO , 4.91% , 05/01/29 ..... 805 808,054
Series 2022A , RB , 3.77% , 07/15/29 ..... 805 793,295
Series 2009E , GO , 5.46% , 12/01/39 ..... 1,145 1,152,248
Series 2019H , GO , 2.90% , 09/01/49 ..... 550 365,260
Commonwealth of Massachusetts
Transportation Fund , Series 2010A , RB ,
5.73% , 06/01/40 .................. 1,000 1,018,892
Massachusetts School Building Authority
Series 2019B , RB , 3.40% , 10/15/40 ..... 65 54,860
Series 2020C , RB , 2.95% , 05/15/43
(c)
.... 1,765 1,324,766
5,517,375
Michigan — 0.0%
Michigan Finance Authority
Series 2019T , RB , 3.08% , 12/01/34
(c)
.... 350 312,612
Series 2019T , RB , 3.38% , 12/01/40 ..... 55 45,136
Michigan State University , Series 2022A , RB ,
4.17% , 08/15/2122
(c)
............... 550 397,474
Michigan Strategic Fund , Series 2021A , RB ,
3.23% , 09/01/47 .................. 50 37,075
University of Michigan
Series 2020B , RB , 2.44% , 04/01/40 ..... 238 173,300
Series 2020B , RB , 2.56% , 04/01/50
(c)
.... 2,000 1,224,271
Series 2022B , RB , 3.50% , 04/01/52 ..... 119 86,175
Series 2022A , RB , 3.50% , 04/01/52 ..... 153 109,503
Series 2022A , RB , 4.45% , 04/01/2122 ... 1,596 1,239,147
3,624,693
Minnesota — 0.0%
University of Minnesota , Series 2022 , RB ,
4.05% , 04/01/52 .................. 268 214,732
Missouri — 0.0%
Health & Educational Facilities Authority of the
State of Missouri
Series 2020A , RB , 3.23% , 05/15/50 ..... 500 350,635
Series 2017A , RB , 3.65% , 08/15/57 ..... 225 160,473
511,108
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) ,
Series 2019A , RB , 3.04% , 10/01/49 ..... 50 34,549

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey — 0.0%
New Jersey Economic Development Authority ,
Series A , NPFGC , RB , 7.43% , 02/15/29 .. USD 1,085 $ 1,139,532
New Jersey Transportation Trust Fund Authority ,
Series 2010B , RB , 6.56% , 12/15/40 ..... 1,210 1,323,452
New Jersey Turnpike Authority
Series 2009F , RB , 7.41% , 01/01/40 ..... 1,055 1,248,808
Series 2010A , RB , 7.10% , 01/01/41 ..... 1,435 1,637,199
Rutgers The State University of New Jersey
Series 2010H , RB , 5.67% , 05/01/40 ..... 500 503,845
Series 2019R , RB , 3.27% , 05/01/43 ..... 200 157,591
Series 2019P , RB , 3.92% , 05/01/2119 .... 100 65,930
6,076,357
New York — 0.0%
City of New York
Series A-2 , GO , 5.21% , 10/01/31 ....... 135 135,867
Series 2025, Sub-Series C-2 , GO ,
4.61% , 09/01/37 ................ 450 433,053
Series 2011C-1 , GO , 5.52% , 10/01/37 .... 450 454,218
Series 2011F-1 , GO , 6.27% , 12/01/37 .... 1,000 1,069,043
Series 2025, Sub-Series D-2 , GO ,
5.26% , 10/01/44
(c)
............... 250 242,007
Series 2025H , GO , 6.29% , 02/01/45 ..... 90 93,867
Series 2023B, Sub-Series B-2 , GO ,
5.26% , 10/01/52 ................ 75 71,404
Series 2024B, Sub-Series B1 , GO ,
5.83% , 10/01/53 ................ 2,000 2,041,451
Series 2025, Sub-Series D-1 , GO ,
5.11% , 10/01/54
(c)
............... 100 91,600
Series 2025H , GO , 5.94% , 02/01/55
(c)
.... 40 41,916
Series 2025H , GO , 6.39% , 02/01/55 ..... 230 237,602
Empire State Development Corp. , Series
2009E , RB , 5.77% , 03/15/39 .......... 135 138,788
Metropolitan Transportation Authority
Series 2010A , RB , 6.67% , 11/15/39 ..... 750 800,032
Series 2010E , RB , 6.81% , 11/15/40 ..... 170 181,551
Metropolitan Transportation Authority
Dedicated Tax Fund , Series 2009C , RB ,
7.34% , 11/15/39 .................. 460 539,480
New York City Municipal Water Finance
Authority
Series 2010GG , RB , 5.72% , 06/15/42 .... 250 249,837
Series 2010DD , RB , 5.95% , 06/15/42 .... 225 230,927
Series 2011AA , RB , 5.44% , 06/15/43
(c)
... 525 510,696
Series 2011CC , RB , 5.88% , 06/15/44 .... 975 982,864
New York State Dormitory Authority
Series 2025B , RB , 5.23% , 07/01/35 ..... 500 508,301
Series 2009F , RB , 5.63% , 03/15/39
(c)
.... 50 50,900
Series 2010D , RB , 5.60% , 03/15/40 ..... 390 394,135
Series 2025B , RB , 5.83% , 07/01/55
(m)
.... 300 306,680
Port Authority of New York & New Jersey
Series 2010-165 , RB , 5.65% , 11/01/40 ... 1,290 1,343,919
Series 2014-181 , RB , 4.96% , 08/01/46 ... 100 93,151
Series 229 , RB , 3.14% , 02/15/51 ....... 230 164,784
Series 2011-168 , RB , 4.93% , 10/01/51 ... 775 711,333
Series 239 , RB , 5.07% , 07/15/53
(c)
...... 500 466,943
Series 201 , RB , 4.23% , 10/15/57 ....... 1,000 809,341
Series 225 , RB , 3.18% , 07/15/60 ....... 1,100 691,287
Series 2012-174 , RB , 4.46% , 10/01/62 ... 2,300 1,908,101
Series 192 , RB , 4.81% , 10/15/65 ....... 145 129,394
United Nations Development Corp. , Series
2025A , RB , 6.54% , 08/01/55 .......... 170 176,734
16,301,206
Security
Par (000)
Par (000) Value
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) ,
Series 2021A , RB , 3.20% , 01/15/51 ..... USD 435 $ 290,436
Ohio — 0.0%
American Municipal Power, Inc.
Series 2010A , RB , 7.83% , 02/15/41 ..... 700 829,827
Series 2010A , RB , 8.08% , 02/15/50 ..... 650 816,889
JobsOhio Beverage System
Series 2023 , RB , 4.43% , 01/01/33 ...... 125 124,470
Series 2013B , RB , 4.53% , 01/01/35 ..... 350 345,526
Series 2020A , RB , 2.83% , 01/01/38 ..... 250 202,172
Ohio State University (The)
Series 2010-C , RB , 4.91% , 06/01/40 ..... 1,175 1,135,038
Series 2011A , RB , 4.80% , 06/01/2111
(c)
... 200 164,872
Ohio Turnpike & Infrastructure Commission ,
Series 2020A , RB , 3.22% , 02/15/48 ..... 160 114,051
3,732,845
Oklahoma — 0.0%
Oklahoma Development Finance Authority
Series 2022 , RB , 4.62% , 06/01/44 ...... 330 311,475
Series 2022 , RB , 4.38% , 11/01/45 ...... 400 372,882
Series 2022 , RB , 5.09% , 02/01/52 ...... 1,375 1,283,981
1,968,338
Oregon — 0.0%
Oregon School Boards Association (NPFGC)
Series 2002B , GO , 5.55% , 06/30/28 ..... 61 61,615
Series 2003B , GO , 5.68% , 06/30/28 ..... 75 75,738
Oregon State University , Series 2020 , BAM ,
RB , 3.42% , 03/01/60 ............... 200 130,959
State of Oregon , Series 2003 , GO ,
5.89% , 06/01/27 .................. 389 395,786
664,098
Pennsylvania — 0.0%
Commonwealth Financing Authority
Series 2018A , RB , 3.86% , 06/01/38 ..... 600 541,106
Series 2021A , RB , 2.99% , 06/01/42
(c)
.... 710 525,553
Pennsylvania Economic Development
Financing Authority , Series 2025 , RB ,
5.69% , 06/01/54 .................. 590 580,537
Pennsylvania State University (The)
Series 2020D , RB , 2.79% , 09/01/43 ..... 500 372,451
Series 2020D , RB , 2.84% , 09/01/50 ..... 250 159,899
Pennsylvania Turnpike Commission , Series
2010B , RB , 5.51% , 12/01/45 .......... 250 245,046
University of Pittsburgh-of the Commonwealth
System of Higher Education , Series 2019A ,
RB , 3.56% , 09/15/2119
(c)
............. 200 124,536
2,549,128
Texas — 0.0%
Board of Regents of the University of Texas
System
Series 2010C , RB , 4.79% , 08/15/46 ..... 155 146,346
Series 2020B , RB , 2.44% , 08/15/49 ..... 845 509,869
City of San Antonio Electric & Gas Systems
Series 2009C , RB , 5.99% , 02/01/39 ..... 1,000 1,045,459
Series 2010A , RB , 5.81% , 02/01/41 ..... 200 202,295
Dallas Area Rapid Transit
Series 2009B , RB , 6.00% , 12/01/44 ..... 50 51,013
Series 2021A , RB , 2.61% , 12/01/48 ..... 1,500 990,147
Series 2010B , RB , 5.02% , 12/01/48
(c)
.... 525 468,610
Dallas County Hospital District , Series 2009C ,
GO , 5.62% , 08/15/44 ............... 50 49,694

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Dallas Fort Worth International Airport
Series 2020C , RB , 3.09% , 11/01/40 ..... USD 500 $ 395,261
Series 2019A , RB , 3.14% , 11/01/45
(c)
.... 250 185,907
Series 2021C , RB , 2.84% , 11/01/46 ..... 95 67,732
Series 2020C , RB , 2.92% , 11/01/50
(c)
.... 1,150 795,057
Series 2022A , RB , 4.51% , 11/01/51 ..... 1,265 1,074,457
Grand Parkway Transportation Corp. , Series
2020B , RB , 3.24% , 10/01/52 .......... 855 575,646
North Texas Tollway Authority , Series 2009B ,
RB , 6.72% , 01/01/49 ............... 1,248 1,364,681
Permanent University Fund - Texas A&M
University System , Series 2017B , RB ,
3.66% , 07/01/47 .................. 100 80,087
Permanent University Fund - University
of Texas System , Series 2017A , RB ,
3.38% , 07/01/47 .................. 1,120 842,180
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 .................. 2,015 2,055,608
Texas Department of Transportation
State Highway Fund , Series 2010 , RB ,
5.18% , 04/01/30 .................. 1,115 1,130,781
Texas Natural Gas Securitization Finance Corp.
Series 2023A-1 , RB , 5.10% , 04/01/35
(c)
... 1,668 1,696,222
Series 2023A-2 , RB , 5.17% , 04/01/41 .... 1,335 1,341,563
Texas Private Activity Bond Surface
Transportation Corp. , Series 2019B , RB ,
3.92% , 12/31/49
(c)
................. 400 311,790
Texas Transportation Commission , Series 2020 ,
GO , 2.47% , 10/01/44 ............... 500 338,741
15,719,146
Virginia — 0.0%
University of Virginia
Series 2020 , RB , 2.26% , 09/01/50 ...... 1,120 629,463
Series 2017C , RB , 4.18% , 09/01/2117 ... 50 36,516
665,979
Washington — 0.0%
Central Puget Sound Regional Transit Authority ,
Series 2009S-2T , RB , 5.49% , 11/01/39 ... 30 30,279
Wisconsin — 0.0%
State of Wisconsin , Series 2017C , RB ,
3.15% , 05/01/27 .................. 250 245,962
Total Municipal Bonds — 0 .4%
(Cost: $ 140,246,155 ) .............................. 120,409,417
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.6%
3650R Commercial Mortgage Trust, Series
2022-PF2, Class A5, 5.29%, 11/15/55
(g)
... 500 506,338
BANK
Series 2017-BNK8, Class A3, 3.23%,
11/15/50 ..................... 2,050 1,990,574
Series 2018-BN13, Class A4, 3.95%,
08/15/61 ..................... 1,686 1,648,830
Series 2019-BN21, Class A5, 2.85%,
10/17/52 ..................... 1,000 925,825
Series 2020-BN25, Class C, 3.35%,
01/15/63
(g)
.................... 200 173,348
Series 2020-BN27, Class A5, 2.14%,
04/15/63 ..................... 690 604,956
Series 2021-BN35, Class ASB, 2.07%,
06/15/64 ..................... 2,000 1,847,343
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-BN36, Class C, 3.20%,
09/15/64
(g)
.................... USD 500 $ 412,152
Series 2022-BNK44, Class AS, 5.74%,
11/15/55
(g)
.................... 5,400 5,604,223
Series 2024-BNK47, Class A5, 5.72%,
06/15/57 ..................... 2,220 2,322,475
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class B,
3.88%, 02/15/50
(g)
................. 834 801,724
BANK5
Series 2023-5YR1, Class A2, 5.78%,
04/15/56 ..................... 250 255,353
Series 2024-5YR10, Class AS, 5.64%,
10/15/57 ..................... 500 508,817
Series 2024-5YR11, Class A3, 5.89%,
11/15/57 ..................... 5,000 5,209,638
Series 2024-5YR8, Class A3, 5.88%,
08/15/57 ..................... 1,000 1,039,521
BANK5 Trust, Series 2024-5YR6, Class A3,
6.23%, 05/15/57 .................. 4,500 4,713,146
Barclays Commercial Mortgage Trust, Series
2019-C3, Class A4, 3.58%, 05/15/52 ..... 1,421 1,365,797
BBCMS Mortgage Trust
Series 2018-C2, Class A4, 4.05%, 12/15/51 2,475 2,433,518
Series 2018-C2, Class A5, 4.31%, 12/15/51 800 791,521
Series 2020-C7, Class A4, 1.79%, 04/15/53 3,000 2,681,200
Series 2020-C7, Class A5, 2.04%, 04/15/53 1,330 1,176,105
Series 2020-C8, Class A5, 2.04%, 10/15/53 2,000 1,747,983
Series 2021-C12, Class A5, 2.69%, 11/15/54 1,000 875,003
Series 2021-C9, Class C, 3.19%, 02/15/54
(g)
250 208,560
Series 2022-C15, Class A5, 3.66%,
04/15/55
(g)
.................... 1,940 1,786,863
Series 2022-C17, Class A5, 4.44%, 09/15/55 500 484,163
Series 2022-C17, Class C, 5.45%,
09/15/55
(g)
.................... 500 461,722
Series 2022-C18, Class A5, 5.71%,
12/15/55
(g)
.................... 1,335 1,382,307
Series 2022-C18, Class AS, 6.15%,
12/15/55
(g)
.................... 500 522,819
Series 2022-C18, Class C, 6.15%,
12/15/55
(g)
.................... 500 506,451
Series 2023-C22, Class A5, 6.80%,
11/15/56
(g)
.................... 4,475 4,971,279
Series 2024-5C25, Class A3, 5.95%,
03/15/57 ..................... 597 619,898
Series 2024-5C25, Class AS, 6.36%,
03/15/57
(g)
.................... 400 415,794
Series 2024-5C25, Class B, 6.15%,
03/15/57
(g)
.................... 700 715,593
Series 2024-5C25, Class C, 6.64%,
03/15/57
(g)
.................... 420 429,798
Series 2024-5C27, Class A2, 5.55%,
07/15/57 ..................... 1,995 2,044,732
Series 2024-5C29, Class A3, 5.21%,
09/15/57 ..................... 900 914,480
Series 2024-5C29, Class AS, 5.63%,
09/15/57 ..................... 2,200 2,237,154
Series 2024-C24, Class AS, 5.87%,
02/15/57 ..................... 500 515,942
Series 2024-C24, Class B, 5.72%, 02/15/57 580 580,431
Series 2024-C28, Class A3, 5.89%, 09/15/57 1,000 1,028,090
Series 2024-C30, Class A5, 5.53%, 11/15/57 800 826,067
Series 2024-C30, Class AS, 5.83%,
11/15/57
(g)
.................... 500 510,517

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-5C33, Class A4, 5.84%,
03/15/58 ..................... USD 4,000 $ 4,168,759
Series 2025-C32, Class A5, 5.72%, 02/15/62 1,000 1,046,370
BBCMS Trust, Series 2021-C10, Class ASB,
2.27%, 07/15/54 .................. 1,830 1,704,295
Benchmark Mortgage Trust
Series 2018-B4, Class ASB, 4.06%,
07/15/51
(g)
.................... 278 275,083
Series 2018-B5, Class A3, 3.94%, 07/15/51 2,400 2,349,900
Series 2018-B5, Class A4, 4.21%, 07/15/51 750 737,361
Series 2019-B10, Class A4, 3.72%, 03/15/62 5,000 4,811,587
Series 2019-B11, Class A4, 3.28%, 05/15/52 3,000 2,866,098
Series 2019-B9, Class A5, 4.02%, 03/15/52 2,500 2,430,096
Series 2020-B21, Class A4, 1.70%, 12/17/53 2,400 2,096,914
Series 2020-B21, Class A5, 1.98%, 12/17/53 1,450 1,261,126
Series 2020-B22, Class A5, 1.97%, 01/15/54 5,000 4,284,583
Series 2021-B23, Class A5, 2.07%, 02/15/54 5,000 4,269,601
Series 2021-B29, Class A4, 2.14%, 09/15/54 1,000 863,457
Series 2021-B29, Class A5, 2.39%, 09/15/54 6,660 5,798,027
Series 2021-B30, Class B, 2.53%,
11/15/54
(g)
.................... 250 199,119
Series 2023-B38, Class A2, 5.63%, 04/15/56 6,000 6,117,842
Series 2023-B38, Class A4, 5.52%, 04/15/56 1,217 1,255,861
Series 2023-V2, Class A2, 5.36%, 05/15/55 500 505,766
Series 2024-V11, Class A3, 5.91%,
11/15/57
(g)
.................... 1,810 1,886,829
Series 2024-V12, Class AS, 6.03%,
12/15/57
(g)
.................... 500 515,800
Series 2024-V5, Class B, 6.06%, 01/10/57
(g)
1,000 1,014,407
Series 2024-V6, Class A3, 5.93%, 03/15/57 2,800 2,904,150
Series 2024-V6, Class AS, 6.38%, 03/15/57 1,850 1,919,820
Series 2024-V6, Class B, 6.79%, 03/15/57 . 500 520,538
Series 2024-V8, Class C, 6.95%, 07/15/57
(g)
1,000 1,040,505
Series 2024-V9, Class AS, 6.06%,
08/15/57
(g)
.................... 1,000 1,032,710
Series 2025-V13, Class A2, 5.33%, 02/15/58 3,000 3,041,490
Series 2025-V14, Class A4, 5.66%, 04/15/57 500 518,361
Series 2025-V16, Class A3, 5.44%, 08/15/57 250 257,010
BMARK
(g)
Series 2023-V4, Class A3, 6.84%, 11/15/56 4,500 4,758,658
Series 2023-V4, Class B, 7.46%, 11/15/56 . 1,000 1,059,643
BMO Mortgage Trust
Series 2024-5C3, Class AS, 6.29%,
02/15/57
(g)
.................... 604 623,941
Series 2024-5C6, Class A3, 5.32%, 09/15/57 520 529,321
Series 2024-5C6, Class AS, 5.75%,
09/15/57
(g)
.................... 1,000 1,014,008
Series 2024-5C6, Class B, 6.09%,
09/15/57
(g)
.................... 375 382,119
Series 2024-5C6, Class C, 5.88%,
09/15/57
(g)
.................... 250 249,288
Series 2024-5C7, Class AS, 5.89%,
11/15/57
(g)
.................... 700 718,375
Series 2024-5C7, Class B, 6.20%,
11/15/57
(g)
.................... 1,900 1,951,474
Series 2024-C8, Class C, 6.23%, 03/15/57
(g)
500 504,725
Series 2025-5C11, Class C, 6.01%, 07/15/58 250 250,206
Cantor Commercial Real Estate Lending, Series
2019-CF2, Class A5, 2.87%, 11/15/52 .... 750 695,889
CD Mortgage Trust
(g)
Series 2017-CD6, Class B, 3.91%, 11/13/50 500 468,097
Series 2018-CD7, Class B, 4.66%, 08/15/51 400 382,203
CFCRE Commercial Mortgage Trust, Series
2017-C8, Class A4, 3.57%, 06/15/50 ..... 1,000 974,831
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CGMS Commercial Mortgage Trust, Series
2017-B1, Class C, 4.10%, 08/15/50
(g)
.... USD 500 $ 472,543
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class A4, 2.90%, 07/10/49 3,600 3,531,861
Series 2016-P6, Class A4, 3.46%, 12/10/49 8,868 8,754,580
Series 2017-P7, Class A4, 3.71%, 04/14/50 750 734,483
Series 2018-B2, Class A3, 3.74%, 03/10/51 966 943,064
Series 2018-C5, Class A3, 3.96%, 06/10/51 1,311 1,289,552
Series 2019-C7, Class A4, 3.10%, 12/15/72 1,000 935,197
Series 2019-C7, Class AS, 3.42%, 12/15/72 500 457,441
Series 2019-C7, Class C, 3.92%, 12/15/72
(g)
1,000 899,002
Commercial Mortgage Trust, Series 2017-
COR2, Class A3, 3.51%, 09/10/50 ...... 1,000 975,571
CSAIL Commercial Mortgage Trust
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(g)
.................... 1,750 1,722,475
Series 2018-CX11, Class B, 4.45%,
04/15/51
(g)
.................... 1,000 970,530
Series 2019-C15, Class A4, 4.05%, 03/15/52 1,000 977,468
Series 2019-C18, Class A4, 2.97%, 12/15/52 2,000 1,866,628
DBJPM Mortgage Trust, Series 2017-C6, Class
AM, 3.56%, 06/10/50
(g)
.............. 2,000 1,913,488
FIVE Mortgage Trust, Series 2023-V1, Class
A3, 5.67%, 02/10/56
(g)
.............. 300 305,726
GS Mortgage Securities Trust
Series 2018-GS10, Class AS, 4.38%,
07/10/51
(g)
.................... 1,000 947,926
Series 2020-GC47, Class A4, 2.12%,
05/12/53 ..................... 1,000 900,616
JP Morgan Chase Commercial Mortgage
Securities Trust
Series 2016-JP3, Class A4, 2.63%, 08/15/49 1,081 1,060,459
Series 2016-JP4, Class A4, 3.65%,
12/15/49
(g)
.................... 2,499 2,455,913
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP7, Class A5, 3.45%, 09/15/50 1,000 974,893
Series 2019-COR5, Class A3, 3.12%,
06/13/52 ..................... 1,000 953,066
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class A5, 3.69%, 03/15/50 500 488,436
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2016-C28, Class AS, 3.95%,
01/15/49 ....................... 2,000 1,959,661
Morgan Stanley Capital I Trust
Series 2018-H3, Class A5, 4.18%, 07/15/51 1,000 983,039
Series 2018-H3, Class C, 4.81%, 07/15/51
(g)
400 375,152
Series 2018-L1, Class A3, 4.14%, 10/15/51 1,000 981,822
Series 2019-H6, Class A4, 3.42%, 06/15/52 880 837,314
Series 2019-L3, Class AS, 3.49%, 11/15/52 420 390,765
Series 2019-L3, Class B, 3.65%, 11/15/52
(g)
500 455,457
Series 2019-L3, Class C, 3.65%, 11/15/52
(g)
250 216,296
Series 2020-HR8, Class B, 2.70%, 07/15/53 63 52,338
Series 2020-L4, Class A2, 2.45%, 02/15/53 2,000 1,830,302
Series 2021-L6, Class C, 3.46%, 06/15/54
(g)
250 205,427
Series 2021-L7, Class A5, 2.57%, 10/15/54 2,500 2,204,847
UBS Commercial Mortgage Trust
Series 2018-C14, Class B, 5.10%,
12/15/51
(g)
.................... 250 240,925
Series 2018-C15, Class AS, 4.67%,
12/15/51
(g)
.................... 250 244,255
Series 2018-C8, Class A4, 3.98%, 02/15/51 875 863,038
Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class C, 4.49%,
11/15/50
(g)
.................... 250 230,138
Series 2017-C42, Class A4, 3.59%, 12/15/50 1,200 1,163,741

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-C43, Class AS, 4.15%,
03/15/51
(g)
.................... USD 1,000 $ 972,230
Series 2018-C47, Class A4, 4.44%, 09/15/61 1,000 992,554
Series 2018-C47, Class AS, 4.67%,
09/15/61
(g)
.................... 2,000 1,966,117
Series 2019-C54, Class A4, 3.15%, 12/15/52 1,400 1,311,549
Series 2020-C56, Class A5, 2.45%, 06/15/53 520 471,720
Series 2020-C58, Class A4, 2.09%, 07/15/53 2,120 1,847,001
Series 2021-C59, Class A5, 2.63%, 04/15/54 3,470 3,069,718
Series 2021-C60, Class A4, 2.34%, 08/15/54 920 801,045
Series 2021-C61, Class A4, 2.66%, 11/15/54 4,231 3,716,362
Series 2021-C61, Class C, 3.31%, 11/15/54 500 430,248
Series 2025-5C3, Class C, 6.23%,
01/15/58
(g)
.................... 500 504,962
Series 2025-5C5, Class A3, 5.59%, 07/15/58 200 206,842
201,110,076
Total Non-Agency Mortgage-Backed Securities — 0 .6%
(Cost: $ 205,276,422 ) .............................. 201,110,076
Preferred Securities
(b)
Shares
Shares
Preferred Stocks
IT Services — 0.0%
(a)(b)
Veritas Newco ...................... 2,411 54,257
Veritas Newco, Series G-1 .............. 1,665 37,452
91,709
Total Preferred Stocks — 0.0%
(Cost: $ 81,519 ) ................................. 91,709
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Federal Home Loan Bank Bonds
2.50% , 12/10/27 .................. 250 241,663
3.00% , 03/10/28 .................. 60 58,589
3.13% , 09/12/25 .................. 1,075 1,073,345
3.25% , 06/09/28 - 11/16/28 ........... 1,375 1,349,763
5.50% , 07/15/36 .................. 3,285 3,536,780
Federal Home Loan Mortgage Corp.
0.00% , 12/14/29
(k)
................. 200 167,372
6.25% , 07/15/32 .................. 2,355 2,646,472
6.75% , 03/15/31 .................. 1,060 1,200,643
Federal National Mortgage Association
0.88% , 08/05/30 .................. 13,630 11,727,675
1.88% , 09/24/26 .................. 1,025 999,326
6.25% , 05/15/29 .................. 650 701,813
6.63% , 11/15/30 .................. 1,170 1,311,199
7.25% , 05/15/30 .................. 585 667,286
Tennessee Valley Authority
1.50% , 09/15/31
(c)
................. 400 341,237
2.88% , 02/01/27 .................. 250 245,649
3.50% , 12/15/42 .................. 390 314,632
4.88% , 05/15/35 .................. 1,000 1,014,424
5.25% , 09/15/39 - 02/01/55 ........... 1,240 1,255,646
5.88% , 04/01/36 .................. 580 635,477
6.75% , 11/01/25 .................. 115 115,617
7.13% , 05/01/30 .................. 145 164,137
29,768,745
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Series K067 , Class A2 , 3.19% , 07/25/27 .. USD 3,680 $ 3,603,026
Series K073 , Class A2 , 3.35% , 01/25/28 .. 1,000 978,859
Series K078 , Class A2 , 3.85% , 06/25/28 .. 3,600 3,560,996
Series K088 , Class A2 , 3.69% , 01/25/29 .. 5,000 4,911,665
Series K089 , Class A2 , 3.56% , 01/25/29 .. 2,000 1,955,697
Series K100 , Class A2 , 2.67% , 09/25/29 .. 8,000 7,522,537
Series K101 , Class A2 , 2.52% , 10/25/29 .. 2,000 1,867,868
Series K106 , Class A2 , 2.07% , 01/25/30 .. 3,170 2,889,411
Series K108 , Class A2 , 1.52% , 03/25/30 .. 3,000 2,666,287
Series K110 , Class A2 , 1.48% , 04/25/30 .. 660 583,873
Series K112 , Class A2 , 1.31% , 05/25/30 .. 3,000 2,619,497
Series K114 , Class A2 , 1.37% , 06/25/30 .. 1,000 872,633
Series K116 , Class A2 , 1.38% , 07/25/30 .. 7,091 6,178,981
Series K125 , Class A2 , 1.85% , 01/25/31 .. 5,000 4,397,554
Series K130 , Class A2 , 1.72% , 06/25/31 .. 3,500 3,027,849
Series K141 , Class A1 , 2.55% , 05/25/31 .. 2,211 2,083,727
Series K141 , Class A2 , 2.25% , 02/25/32 .. 3,000 2,630,681
Series K-1512 , Class A2 , 2.99% , 05/25/31 . 910 846,686
Series K-1512 , Class A3 , 3.06% , 04/25/34 . 720 635,575
Series K154 , Class A2 , 3.42% , 04/25/32 .. 1,000 968,553
Series K514 , Class A2 , 4.57% , 12/25/28 .. 1,550 1,561,011
Series K515 , Class A2 , 5.40% , 01/25/29 .. 2,000 2,062,283
Series K528 , Class A2 , 4.51% , 07/25/29 .. 2,000 2,011,993
Series K736 , Class A2 , 2.28% , 07/25/26 .. 8,019 7,866,245
Series K739 , Class A2 , 1.34% , 09/25/27 .. 5,697 5,393,117
Series K740 , Class A2 , 1.47% , 09/25/27 .. 575 542,751
Series K750 , Class A2 , 3.00% , 09/25/29 .. 2,000 1,911,059
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(g)
Series K-150 , Class A2 , 3.71% , 09/25/32 .. 11,000 10,449,022
Series K-154 , Class A2 , 4.35% , 01/25/33 .. 35,000 34,520,484
Series K-160 , Class A2 , 4.50% , 08/25/33 .. 3,438 3,414,055
Series K069 , Class A2 , 3.19% , 09/25/27 .. 5,878 5,747,250
Series K070 , Class A2 , 3.30% , 11/25/27 .. 1,652 1,617,705
Series K075 , Class A2 , 3.65% , 02/25/28 .. 3,065 3,018,376
Series K077 , Class A2 , 3.85% , 05/25/28 .. 2,400 2,373,875
Series K086 , Class A2 , 3.86% , 11/25/28 .. 1,000 988,049
Series K517 , Class A2 , 5.36% , 01/25/29 .. 6,200 6,390,610
Series K749 , Class A2 , 2.12% , 03/25/29 .. 15,000 13,989,080
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series K541 , Class A2 ,
4.35% , 02/25/30
(g)
................. 900 899,646
Federal National Mortgage Association ACES
Series 2019-M5 , Class A2 , 3.27% , 02/25/29 4,641 4,500,565
Series 2019-M9 , Class A2 , 2.94% , 06/25/29 3,247 3,114,087
Series 2020-M46 , Class A2 ,
1.32% , 05/25/30 ................ 978 866,475
Federal National Mortgage Association ACES
Variable Rate Notes
(g)
Series 2017-M7 , Class A2 , 2.96% , 02/25/27 4,236 4,146,852
Series 2017-M12 , Class A2 ,
3.06% , 06/25/27 ................ 878 858,825
Series 2018-M1 , Class A2 , 2.99% , 12/25/27 625 608,266
Series 2018-M3 , Class A2 , 3.06% , 02/25/30 6,630 6,327,112
Series 2018-M10 , Class A2 ,
3.35% , 07/25/28 ................ 2,666 2,607,248
Series 2018-M12 , Class A2 ,
3.63% , 08/25/30 ................ 2,950 2,860,839
Series 2019-M2 , Class A2 , 3.62% , 11/25/28 1,751 1,719,995
Series 2021-M13 , Class A2 ,
1.60% , 04/25/31 ................ 17,050 14,648,623

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-M17 , Class A2 ,
1.71% , 07/25/31 ................ USD 5,000 $ 4,315,827
Series 2022-M1 , Class A2 , 1.67% , 10/25/31 9,890 8,394,365
FHLMC Multifamily Structured Pass-Through
Certificates , Series K746 , Class A2 ,
2.03% , 09/25/28 .................. 1,000 936,413
215,464,058
Mortgage-Backed Securities — 20.8%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/30 - 01/01/33 ........... 1,006 961,486
3.00% , 05/01/29 - 10/01/47 ........... 16,317 15,034,338
3.50% , 05/01/32 - 06/01/49 ........... 10,533 9,681,865
4.00% , 05/01/33 - 01/01/49 ........... 3,939 3,714,403
4.50% , 02/01/41 - 01/01/49 ........... 1,975 1,918,049
5.00% , 04/01/33 - 04/01/49 ........... 723 720,795
Federal National Mortgage Association
3.00% , 02/01/47 .................. 267 236,962
3.50% , 11/01/51 .................. 1,034 952,511
4.00% , 02/01/47 - 02/01/57 ........... 1,330 1,238,394
Government National Mortgage Association
1.50% , 10/20/51 .................. 4,810 3,680,325
2.00% , 07/20/50 - 06/20/52 ........... 319,898 258,541,260
2.00% , 08/15/55 .................. 817 659,389
2.50% , 05/20/45 - 09/20/52 ........... 301,376 253,635,690
2.50% , 08/15/55 .................. 7,330 6,162,769
3.00% , 01/20/43 - 09/20/52 ........... 214,847 188,112,380
3.00% , 08/15/55 .................. 4,517 3,946,144
3.50% , 09/20/42 - 07/20/53 ........... 143,995 130,934,737
3.50% , 08/15/55 .................. 37,013 33,252,315
4.00% , 08/20/45 - 03/20/53 ........... 90,852 84,645,939
4.00% , 08/15/55 .................. 27,732 25,534,954
4.50% , 04/15/40 - 10/20/54 ........... 99,390 95,357,554
4.50% , 08/15/55 .................. 26,506 25,151,055
5.00% , 07/20/46 - 12/20/54 ........... 131,716 128,937,319
5.00% , 08/15/55 .................. 37,834 36,920,153
5.50% , 04/20/48 - 12/20/54 ........... 159,563 159,809,489
5.50% , 08/15/55 .................. 30,425 30,342,883
6.00% , 02/20/53 - 01/20/55 ........... 84,145 85,478,245
6.00% , 08/15/55 .................. 27,675 28,045,789
6.50% , 03/20/53 - 06/20/55 ........... 68,788 70,650,369
6.50% , 08/15/55 .................. 7,146 7,334,979
Uniform Mortgage-Backed Securities
1.50% , 03/01/36 - 04/01/52 ........... 135,882 110,529,156
1.50% , 08/25/40 - 08/25/55 ........... 43,549 36,993,973
2.00% , 12/01/35 - 10/01/52 ........... 1,625,864 1,317,820,540
2.00% , 08/25/40 - 08/25/55 ........... 44,273 39,552,715
2.50% , 12/01/29 - 01/01/54 ........... 1,019,062 852,830,771
2.50% , 08/25/40 - 08/25/55 ........... 41,674 36,834,818
3.00% , 10/01/27 - 10/01/53 ........... 558,392 488,191,375
3.00% , 08/25/40 - 08/25/55 ........... 41,223 35,867,504
3.50% , 01/01/27 - 01/01/53 ........... 377,021 343,717,529
3.50% , 08/25/40 - 08/25/55 ........... 34,596 31,000,903
4.00% , 07/01/29 - 03/01/55 ........... 317,465 297,086,276
4.00% , 08/25/40 - 08/25/55 ........... 44,979 41,996,352
4.50% , 08/25/40 - 08/25/55 ........... 49,756 47,231,061
4.50% , 06/01/41 - 03/01/55 ........... 204,163 195,156,944
5.00% , 06/01/39 - 02/01/55 ........... 279,047 272,898,688
5.00% , 08/25/40 - 08/25/55 ........... 30,254 29,452,190
5.50% , 09/01/41 - 07/01/55 ........... 366,990 367,238,302
5.50% , 08/25/55 .................. 59,225 58,911,448
6.00% , 07/01/41 - 07/01/55 ........... 347,414 354,004,132
6.00% , 08/25/55 .................. 61,575 62,426,079
6.50% , 07/01/53 - 07/01/55 ........... 187,661 194,962,878
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.50% , 08/25/55 .................. USD 1,725 $ 1,779,186
6,908,075,360
Total U.S. Government Sponsored Agency Securities — 21 .6%
(Cost: $ 7,633,234,146 ) ............................ 7,153,308,163
U.S. Treasury Obligations
U.S. Treasury Bonds
6.50% , 11/15/26 .................. 1,000 1,031,797
6.63% , 02/15/27 .................. 2,000 2,077,031
6.38% , 08/15/27 .................. 3,400 3,556,984
5.50% , 08/15/28 .................. 5,500 5,741,914
5.25% , 11/15/28 - 02/15/29 ........... 12,200 12,690,469
4.50% , 02/15/36 - 11/15/54 ........... 123,116 117,294,434
5.00% , 05/15/37 - 05/15/45 ........... 27,562 28,374,298
4.38% , 02/15/38 - 08/15/43 ........... 61,790 58,588,254
3.50% , 02/15/39 .................. 3,750 3,350,977
4.63% , 02/15/40 - 02/15/55 ........... 239,882 230,943,610
1.13% , 05/15/40 - 08/15/40 ........... 133,676 82,382,906
3.88% , 08/15/40 - 05/15/43 ........... 111,540 98,732,468
1.38% , 11/15/40 - 08/15/50 ........... 65,418 35,858,694
4.25% , 11/15/40 - 08/15/54 ........... 170,868 153,808,075
1.88% , 02/15/41 - 11/15/51 ........... 216,831 127,465,436
4.75% , 02/15/41 - 05/15/55 ........... 224,133 219,867,900
2.25% , 05/15/41 - 02/15/52 ........... 180,531 116,156,616
1.75% , 08/15/41 .................. 87,407 57,552,047
3.75% , 08/15/41 - 11/15/43 ........... 16,000 14,022,031
2.00% , 11/15/41 - 08/15/51 ........... 218,736 133,498,332
3.13% , 11/15/41 - 05/15/48 ........... 62,735 48,643,969
2.38% , 02/15/42 - 05/15/51 ........... 125,698 82,490,762
3.00% , 05/15/42 - 08/15/52 ........... 240,821 177,140,940
3.25% , 05/15/42 .................. 32,122 26,284,830
2.75% , 08/15/42 - 11/15/47 ........... 80,008 57,914,438
3.38% , 08/15/42 - 11/15/48 ........... 78,118 62,365,362
4.00% , 11/15/42 - 11/15/52 ........... 84,408 74,227,844
2.88% , 05/15/43 - 05/15/52 ........... 162,663 115,635,858
3.63% , 08/15/43 - 05/15/53 ........... 147,576 119,733,223
4.13% , 08/15/44 - 08/15/53 ........... 123,194 109,819,102
2.50% , 02/15/45 - 05/15/46 ........... 110,908 76,474,470
1.25% , 05/15/50 .................. 41,194 19,515,657
1.63% , 11/15/50 .................. 43,151 22,398,066
U.S. Treasury Notes
0.63% , 07/31/26 - 08/15/30 ........... 177,400 163,185,110
1.50% , 08/15/26 - 11/30/28 ........... 183,610 174,021,233
4.38% , 08/15/26 - 05/15/34 ........... 596,383 601,738,698
0.75% , 08/31/26 - 01/31/28 ........... 175,254 164,278,277
1.38% , 08/31/26 - 11/15/31 ........... 201,863 177,811,828
3.75% , 08/31/26 - 08/31/31 ........... 590,802 586,950,480
4.63% , 09/15/26 - 02/15/35 ........... 718,450 730,696,168
0.88% , 09/30/26 - 11/15/30 ........... 92,125 82,701,511
1.63% , 09/30/26 - 05/15/31 ........... 131,310 119,764,303
3.50% , 09/30/26 - 02/15/33 ........... 439,907 430,947,694
1.13% , 10/31/26 - 02/15/31 ........... 236,800 218,074,719
4.13% , 10/31/26 - 11/15/32 ........... 1,039,921 1,043,767,920
2.00% , 11/15/26 .................. 31,850 31,013,938
1.25% , 11/30/26 - 08/15/31 ........... 502,907 460,418,445
4.25% , 11/30/26 - 05/15/35 ........... 785,494 788,694,010
1.75% , 12/31/26 - 01/31/29 ........... 58,592 55,274,385
2.25% , 02/15/27 - 11/15/27 ........... 113,430 109,824,692
1.88% , 02/28/27 - 02/15/32 ........... 180,037 162,683,736
2.50% , 03/31/27 .................. 48,818 47,647,131
3.88% , 03/31/27 - 08/15/34 ........... 1,069,228 1,059,922,709
4.50% , 04/15/27 - 11/15/33 ........... 420,133 426,322,729
0.50% , 04/30/27 - 10/31/27 ........... 81,100 75,679,606
2.75% , 04/30/27 - 08/15/32 ........... 365,227 350,865,632

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.38% , 05/15/27 - 05/15/29 ........... USD 94,096 $ 89,724,927
2.63% , 05/31/27 - 07/31/29 ........... 98,828 95,462,631
3.25% , 06/30/27 - 06/30/29 ........... 113,303 110,979,040
3.13% , 08/31/27 - 08/31/29 ........... 110,203 107,487,443
3.38% , 09/15/27 - 05/15/33 ........... 180,800 173,971,710
0.38% , 09/30/27 .................. 29,500 27,352,031
4.00% , 12/15/27 - 02/15/34 ........... 1,030,086 1,028,573,805
3.63% , 03/31/28 - 09/30/31 ........... 255,533 252,528,889
2.88% , 05/15/28 - 05/15/32 ........... 271,931 259,882,801
1.00% , 07/31/28 .................. 39,335 36,154,397
4.88% , 10/31/28 - 10/31/30 ........... 102,154 105,696,493
Total U.S. Treasury Obligations — 38 .7%
(Cost: $ 13,569,497,409 ) ............................ 12,845,737,915
Total Long-Term Investments — 98.7%
(Cost: $ 34,439,461,735 ) ............................ 32,715,852,724
Shares
Shares
Short-Term Securities
Money Market Funds — 3.3%
(n)(o)
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(p)
.................. 335,021,865 335,021,855
BlackRock Liquidity TempCash Funds:
Institutional Shares , 4.32% ........... 769,988,390 770,155,749
Total Short-Term Securities — 3 .3%
(Cost: $ 1,105,177,604 ) ............................ 1,105,177,604
Total Investments Before TBA Sale Commitments — 102 .0%
(Cost: $ 35,544,639,339 ) ............................ 33,821,030,328
Security
Par (000)
Par (000) Value
TBA Sale Commitments
Mortgage-Backed Securities — ( 0 .2 ) %
Uniform Mortgage-Backed Securities
(q)
2.00% , 08/25/55 .................. USD (2,775) $ (2,170,287)
3.00% , 08/25/55 .................. (8,575) (7,337,215)
4.50% , 08/25/55 .................. (17,125) (16,242,956)
5.00% , 08/25/55 .................. (13,875) (13,503,118)
5.50% , 08/25/55 .................. (19,775) (19,670,306)
6.00% , 08/25/55 .................. (6,425) (6,513,805)
Total TBA Sale Commitments — ( 0 .2 ) %
(Proceeds: $ (65,386,348) ) .......................... (65,437,687)
Total Investments Net of TBA Sale Commitments — 101 .8%
(Cost: $ 35,479,252,991 ) ............................ 33,755,592,641
Liabilities in Excess of Other Assets — (1.8) % ............. (586,085,019)
Net Assets — 100.0% ...............................
$ 33,169,507,622
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Perpetual security with no stated maturity date.
(j)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)
Zero-coupon bond.
(l)
Rounds to less than 1,000.
(m)
When-issued security.
(n)
Affiliate of the Fund.
(o)
Annualized 7-day yield as of period end.
(p)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(q)
Represents or includes a TBA transaction.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 378,765,142 $ — $ (43,743,287)
(a)
$ — $ — $ 335,021,855 335,021,865 $ 2,074,355
(b)
$ —
BlackRock Liquidity TempCash
Funds: Institutional Shares 1,341,325,760 1,939,850,613
(a)
(2,511,074,432)
(a)
53,808 — 770,155,749 769,988,390 29,154,859 —
$ 53,808 $ — $ 1,105,177,604 $ 31,229,214 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 109,833,801 $ — $ 109,833,801
Common Stocks ......................................... 765 — 183,364 184,129
Corporate Bonds ......................................... — 10,217,022,858 146,921 10,217,169,779
Foreign Agency Obligations .................................. — 944,915,125 — 944,915,125
Foreign Government Obligations .............................. — 1,123,092,610 — 1,123,092,610
Municipal Bonds ......................................... — 120,409,417 — 120,409,417
Non-Agency Mortgage-Backed Securities ........................ — 201,110,076 — 201,110,076
Preferred Securities ....................................... — — 91,709 91,709
U.S. Government Sponsored Agency Securities .................... — 7,153,308,163 — 7,153,308,163
U.S. Treasury Obligations ................................... — 12,845,737,915 — 12,845,737,915
Short-Term Securities
Money Market Funds ...................................... 1,105,177,604 — — 1,105,177,604
Liabilities
Investments
TBA Sale Commitments .................................... — (65,437,687) — (65,437,687)
$ 1,105,178,369 $ 32,649,992,278 $ 421,994 $ 33,755,592,641

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Core Total USD Bond Market ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
BAM Build America Mutual Assurance Co.
CJSC Closed Joint Stock Company
DAC Designated Activity Company
GO General Obligation Bonds
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NPFGC National Public Finance Guarantee Corp.
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
RB Revenue Bonds
REIT Real Estate Investment Trust
SAP Subject to Appropriations
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced